DFA INVESTMENT DIMENSIONS GROUP INC.
FORM N-Q REPORT
January 31, 2020
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity Portfolio
U.S. Large Cap Equity Portfolio
DFA Commodity Strategy Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Investment Grade Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio
Dimensional Retirement Income Fund
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
CPI	Consumer Price Index
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
ST	Special Tax
CP	Certificate Participation
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
USTMMR	U.S. Treasury Money Market Rate
AGM	Assured Guaranty Municipal Corporation
ETM	Escrowed to Maturity
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST AID WITHHLDG	State Aid Withholding
ST GTD	State Guaranteed
AMBAC	American Municipal Bond Assurance Corporation
SCH BD RES FD	School Board Resolution Fund
FGIC	Federal Guaranty Insurance Corporation
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar
AUD	Australian Dollars
CHF	Swiss Franc
ILS	Israeli New Shekel
JPY	Japanese Yen
NZD	New Zealand Dollars
SGD	Singapore Dollars

CONTINUED
Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Security Valuation Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of January 31, 2020
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
±	Face Amount of security is not adjusted for inflation.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
†	See Note B to Financial Statements.

Emerging Markets Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$5,802,786,420
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$5,802,786,420
Summary of the Portfolio's Master Fund's investments as of January 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Small Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$6,410,818,308
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$6,410,818,308
Summary of the Portfolio's Master Fund's investments as of January 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$16,384,996,355
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$16,384,996,355
Summary of the Portfolio's Master Fund's investments as of January 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.8%)
BRAZIL — (7.4%)
	AES Tiete Energia SA	2,287,727	$8,146,415
	AES Tiete Energia SA	681	584
	Aliansce Sonae Shopping Centers SA	981,461	12,052,271
	Alliar Medicos A Frente SA	276,819	1,358,692
	Alupar Investimento SA	1,230,146	8,496,642
	Ambev SA, ADR	16,187,016	67,337,990
	Ambev SA	1,591,620	6,633,918
	Anima Holding SA	251,359	2,166,362
	Arezzo Industria e Comercio SA	545,880	7,686,117
	Atacadao S.A.	680,305	3,588,495
#*	Azul SA, ADR	490,811	20,368,631
*	B2W Cia Digital	34,100	566,927
	B3 SA - Brasil Bolsa Balcao	3,836,897	43,183,682
#	Banco Bradesco SA, ADR	9,144,346	69,771,362
	Banco Bradesco SA	4,942,795	36,182,838
	Banco BTG Pactual SA	354,135	6,201,869
	Banco do Brasil SA	2,975,292	33,722,662
	Banco Santander Brasil SA	1,141,049	11,209,063
	BB Seguridade Participacoes SA	3,311,761	26,895,589
	BK Brasil Operacao e Assessoria a Restaurantes SA	78,186	298,679
	BR Malls Participacoes SA	5,097,940	21,903,072
*	BR Properties SA	709,294	2,578,739
*	Brasil Brokers Participacoes SA	26,501	29,269
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	269,703	1,226,152
#	Braskem SA, Sponsored ADR	559,977	8,231,662
*	BRF SA	1,993,468	14,220,438
	Camil Alimentos S.A.	501,366	1,052,464
	CCR SA	10,546,856	44,920,061
	Centrais Eletricas Brasileiras SA	614,000	5,623,005
#	Cia Brasileira de Distribuicao	150,971	3,001,303
	Cia de Locacao das Americas	869,742	4,794,893
	Cia de Saneamento Basico do Estado de Sao Paulo	1,492,504	21,258,755
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	518,652	7,344,112
	Cia de Saneamento de Minas Gerais-COPASA	477,437	7,513,953
	Cia de Saneamento do Parana	416,186	9,854,121
	Cia de Saneamento do Parana	25,300	129,968
#	Cia Energetica de Minas Gerais, Sponsored ADR	732,209	2,533,441
	Cia Energetica de Minas Gerais	767,939	2,985,613
	Cia Hering	723,076	4,190,619
#	Cia Paranaense de Energia, Sponsored ADR	120,245	2,053,785
	Cia Paranaense de Energia	161,023	2,951,549
#	Cia Siderurgica Nacional SA, Sponsored ADR	3,613,990	10,805,830
	Cia Siderurgica Nacional SA	4,805,090	14,473,839
	Cielo SA	5,833,219	9,629,864
	Cogna Educacao	10,156,793	27,558,477
	Construtora Tenda SA	950,461	7,940,852
*	Cosan Logistica SA	1,351,626	6,523,633
	Cosan SA	889,067	16,545,706
	CSU Cardsystem SA	317,798	842,247
	CVC Brasil Operadora e Agencia de Viagens SA	1,175,060	10,014,872
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,414,737	17,930,378
*	Cyrela Commercial Properties SA Empreendimentos e Participacoes	15,734	95,265
	Dimed SA Distribuidora da Medicamentos	1,500	197,018
	Direcional Engenharia SA	1,230,696	4,689,898
	Duratex SA	3,372,801	12,364,679

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	EcoRodovias Infraestrutura e Logistica SA	2,557,343	$10,587,421
	EDP - Energias do Brasil SA	2,692,128	14,049,657
	Embraer SA	274,400	1,162,288
	Embraer SA, Sponsored ADR	1,389,409	23,397,648
	Enauta Participacoes SA	944,887	3,596,334
	Energisa SA	1,219,400	15,708,751
*	Eneva SA	310,000	3,165,437
	Engie Brasil Energia SA	1,180,061	14,342,263
	Equatorial Energia SA	8,919,261	49,650,956
*	Even Construtora e Incorporadora SA	1,313,719	5,132,050
	Ez Tec Empreendimentos e Participacoes SA	973,450	12,638,074
	Fleury SA	1,995,788	14,446,698
	Fras-Le SA	138,600	222,661
*	Gafisa SA	189,389	359,974
	Gafisa SA, ADR	103,158	390,957
#	Gerdau SA, Sponsored ADR	3,257,958	15,247,243
	Gerdau SA	392,770	1,676,513
#	Gol Linhas Aereas Inteligentes SA, ADR	320,560	5,138,569
	Grendene SA	1,386,884	3,714,463
	Guararapes Confeccoes SA	807,228	5,469,985
	Hapvida Participacoes e Investimentos S.A.	199,600	2,799,695
*	Helbor Empreendimentos SA	3,913,058	3,938,094
	Hypera SA	1,222,388	10,152,791
	Iguatemi Empresa de Shopping Centers SA	60,572	753,862
	Industrias Romi SA	172,935	666,688
	Instituto Hermes Pardini SA	248,360	1,699,189
	International Meal Co. Alimentacao SA, Class A	992,527	2,016,295
	Iochpe-Maxion SA	1,511,393	7,665,310
	IRB Brasil Resseguros S/A	714,000	7,474,109
	Itau Unibanco Holding SA	1,658,959	11,404,229
	JBS SA	9,741,475	62,735,226
	JHSF Participacoes SA	2,133,091	3,919,915
	JSL SA	487,411	3,537,275
	Kepler Weber SA	155,204	1,083,594
	Klabin SA	3,233,629	15,667,539
	Light SA	1,893,788	10,126,499
	Localiza Rent a Car SA	2,531,159	31,697,113
	LOG Commercial Properties e Participacoes SA	348,077	2,568,353
*	Lojas Americanas S.A.	4,833	26,215
	Lojas Americanas SA	360,590	1,955,941
*	Lojas Americanas SA	13,882	89,303
	Lojas Renner SA	5,046,996	67,704,180
	M Dias Branco SA	103,765	995,588
	Magazine Luiza SA	4,618,222	60,172,976
	Mahle-Metal Leve SA	523,699	3,803,073
	Marcopolo SA	621,900	627,331
*	Marfrig Global Foods SA	69,501	178,029
*	Marisa Lojas SA	865,738	2,710,864
*	Mills Estruturas e Servicos de Engenharia SA	1,446,706	3,104,476
*	Minerva SA	205,754	573,167
	Movida Participacoes SA	485,946	2,388,540
	MRV Engenharia e Participacoes SA	1,960,780	9,555,288
	Multiplan Empreendimentos Imobiliarios SA	83,300	674,554
	Natura & Co. Holding SA	3,762,000	41,796,096
	Notre Dame Intermedica Participacoes S.A.	231,573	3,796,465
	Odontoprev SA	2,842,395	11,721,080
*	Omega Geracao SA	48,239	447,179
*	Paranapanema SA	132,219	786,043
*	Petro Rio SA	848,780	9,499,375

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Petroleo Brasileiro SA, Sponsored ADR	4,065,689	$53,870,379
	Petroleo Brasileiro SA, Sponsored ADR	1,709,461	24,120,495
	Petroleo Brasileiro SA	19,448,656	137,829,055
	Porto Seguro SA	1,187,022	18,329,465
	Portobello SA	1,102,634	1,539,661
*	Profarma Distribuidora de Produtos Farmaceuticos SA	178,775	270,922
	Qualicorp Consultoria e Corretora de Seguros SA	3,039,374	29,424,286
	Raia Drogasil SA	1,654,572	47,992,092
	Restoque Comercio e Confeccoes de Roupas SA	142,648	566,249
*	Rumo SA	5,112,775	27,697,282
	Santos Brasil Participacoes SA	2,093,992	3,676,930
	Sao Carlos Empreendimentos e Participacoes SA	21,500	259,450
	Sao Martinho SA	2,176,916	12,743,493
	Ser Educacional SA	369,785	2,639,594
	SLC Agricola SA	1,034,157	5,500,886
	Smiles Fidelidade SA	685,161	6,156,306
*	Springs Global Participacoes SA	86,971	257,505
	Sul America SA	2,458,327	36,163,686
	Suzano SA	3,857,008	35,727,714
#*	Suzano SA, Sponsored ADR	224,264	2,065,473
	T4F Entretenimento SA	361,892	435,190
*	Technos SA	228,016	147,481
*	Tecnisa SA	4,215,920	1,801,507
	Tegma Gestao Logistica SA	374,952	3,480,209
	Telefonica Brasil SA, ADR	592,017	8,217,196
*	Terra Santa Agro SA	12,700	58,301
	TIM Participacoes SA, ADR	309,336	6,016,585
	TIM Participacoes SA	3,318,337	12,978,598
	Transmissora Alianca de Energia Eletrica SA	2,175,271	15,725,585
	Trisul SA	90,036	342,686
	Tupy SA	720,373	4,186,729
	Ultrapar Participacoes SA	2,196,700	12,956,765
#	Ultrapar Participacoes SA, Sponsored ADR	74,790	439,765
	Usinas Siderurgicas de Minas Gerais SA	279,134	668,733
	Vale SA, Sponsored ADR	2,810,743	32,970,016
	Vale SA	20,424,690	239,749,026
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	963,949	3,954,743
*	Via Varejo SA	5,339,230	17,454,168
*	Vulcabras Azaleia SA	662,486	1,317,980
	WEG SA	1,384,640	12,741,947
	Wiz Solucoes e Corretagem de Seguros SA	705,190	2,572,051
	YDUQS Part	2,747,345	33,814,168
TOTAL BRAZIL			2,135,348,153
CHILE — (0.9%)
	AES Gener SA	17,060,820	3,173,394
	Aguas Andinas SA, Class A	20,726,769	7,770,207
	Banco de Chile	14,742,399	1,451,781
#	Banco de Chile, ADR	316,377	6,295,905
	Banco de Credito e Inversiones SA	173,701	7,252,316
	Banco Santander Chile, ADR	731,780	14,664,871
	Besalco SA	2,753,662	1,357,216
	CAP SA	1,193,527	7,096,807
	Cementos BIO BIO SA	180,149	177,475
	Cencosud SA	7,136,537	8,824,261
	Cia Cervecerias Unidas SA	333,902	2,947,785
	Cia Cervecerias Unidas SA, Sponsored ADR	283,673	5,055,053
	Cia Pesquera Camanchaca SA	49,415	4,105

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
*	Cia Sud Americana de Vapores SA	189,056,601	$5,943,585
	Colbun SA	37,698,779	5,487,536
	Cristalerias de Chile SA	59,157	379,557
	Embotelladora Andina SA, ADR, Class B	70,431	1,092,385
*	Empresa Nacional de Telecomunicaciones SA	1,251,928	8,209,684
	Empresas CMPC SA	5,224,482	11,976,109
	Empresas COPEC SA	1,215,155	10,840,488
	Empresas Hites SA	1,284,893	304,752
*	Empresas La Polar SA	12,148,264	224,263
	Enel Americas SA, ADR	3,089,720	30,279,252
	Enel Americas SA	109,926,251	21,633,623
	Enel Chile SA, ADR	2,417,197	11,409,170
	Enel Chile SA	49,354,004	4,678,286
	Engie Energia Chile SA	5,052,914	7,068,544
*	Enjoy SA	1,885,576	44,818
	Forus SA	593,586	807,472
	Grupo Security SA	2,640,638	597,287
	Hortifrut SA	22,571	36,660
	Instituto de Diagnostico SA	4,394	10,064
	Inversiones Aguas Metropolitanas SA	5,095,067	4,772,199
	Inversiones La Construccion SA	295,203	2,692,244
	Itau CorpBanca	997,868,314	4,851,664
	Itau CorpBanca	67,090	483,719
#	Latam Airlines Group SA, Sponsored ADR	1,290,486	10,672,319
	Latam Airlines Group SA	76,266	633,340
*	Masisa SA	15,805,533	579,698
	Molibdenos y Metales SA	84,984	839,548
	Multiexport Foods SA	3,808,329	1,688,632
	Parque Arauco SA	4,818,758	11,015,571
	PAZ Corp. SA	1,378,694	1,133,421
	Plaza SA	13,960	25,119
	Ripley Corp. SA	8,172,476	3,815,513
	SACI Falabella	2,268,911	8,895,790
	Salfacorp SA	2,439,445	1,264,177
	Sigdo Koppers SA	1,838,995	2,274,990
	SMU SA	1,083,455	188,001
	Sociedad Matriz SAAM SA	26,998,141	2,142,210
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	341,596	9,598,848
	Socovesa SA	1,574,885	462,271
	SONDA SA	3,954,459	3,058,231
	Vina Concha y Toro SA	2,984,552	5,361,788
TOTAL CHILE			263,544,004
CHINA — (21.6%)
*	21Vianet Group, Inc., ADR	366,907	3,390,221
	361 Degrees International, Ltd.	6,049,000	947,587
*	3SBio, Inc.	7,549,000	9,588,686
#*	500.com, Ltd., ADR, Class A	28,494	195,184
#*	51job, Inc., ADR	109,930	7,931,449
*	58.com, Inc., ADR	377,021	20,969,908
	AAC Technologies Holdings, Inc.	4,892,500	34,412,965
	AAG Energy Holdings, Ltd.	167,000	26,796
	Agile Group Holdings, Ltd.	14,224,465	18,718,518
	Agricultural Bank of China, Ltd., Class H	114,646,460	44,262,544
	Air China, Ltd., Class H	10,246,000	8,408,576
	Ajisen China Holdings, Ltd.	3,611,000	1,015,976
	AKM Industrial Co., Ltd.	240,000	39,004
*	Alibaba Group Holding, Ltd., Sponsored ADR	1,618,047	334,272,330
#*	Alibaba Health Information Technology, Ltd.	3,148,000	4,385,734

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Alibaba Pictures Group, Ltd.	36,000,000	$5,092,550
#*	Aluminum Corp. of China, Ltd., ADR	225,375	1,656,506
*	Aluminum Corp. of China, Ltd., Class H	19,446,000	5,684,999
	AMVIG Holdings, Ltd.	1,738,000	418,646
	Angang Steel Co., Ltd., Class H	16,429,908	5,491,417
	Anhui Conch Cement Co., Ltd., Class H	7,260,000	46,338,325
	Anhui Expressway Co., Ltd., Class H	2,724,000	1,523,148
	ANTA Sports Products, Ltd.	4,603,000	40,074,540
#	Anton Oilfield Services Group	21,244,000	1,962,136
*	Aowei Holdings, Ltd.	187,000	38,189
	APT Satellite Holdings, Ltd.	202,000	75,132
*	Art Group Holdings, Ltd.	455,000	14,385
	Asia Cement China Holdings Corp.	4,666,500	5,858,340
*	Asia Television Holdings, Ltd.	2,090,000	19,274
*	Asian Citrus Holdings, Ltd.	3,478,000	50,379
#	Ausnutria Dairy Corp., Ltd.	2,913,000	3,534,666
#	AVIC International Holding HK, Ltd.	16,594,207	328,096
#*	AVIC International Holdings, Ltd., Class H	1,756,000	1,828,676
	AviChina Industry & Technology Co., Ltd., Class H	12,699,212	5,283,148
	BAIC Motor Corp., Ltd., Class H	13,260,000	6,535,794
*	Baidu, Inc., Sponsored ADR	630,238	77,872,207
	BAIOO Family Interactive, Ltd.	5,858,000	624,662
	Bank of China, Ltd., Class H	213,358,702	82,532,863
	Bank of Chongqing Co., Ltd., Class H	2,734,000	1,450,919
	Bank of Communications Co., Ltd., Class H	24,620,618	15,771,115
#*	Baoye Group Co., Ltd., Class H	1,572,440	876,562
#*	Baozun, Inc., Sponsored ADR	303,260	9,131,159
	BBI Life Sciences Corp.	346,500	148,776
	BBMG Corp., Class H	14,503,404	3,874,774
	Beijing Capital International Airport Co., Ltd., Class H	9,638,000	7,762,554
#	Beijing Capital Land, Ltd., Class H	16,745,999	4,379,202
#*	Beijing Enterprises Clean Energy Group, Ltd.	65,400,000	441,024
#*	Beijing Enterprises Environment Group, Ltd.	702,000	52,751
	Beijing Enterprises Holdings, Ltd.	2,679,528	11,715,971
#*	Beijing Enterprises Medical & Health Group, Ltd.	13,284,000	297,899
	Beijing Enterprises Water Group, Ltd.	20,918,469	9,302,850
#*	Beijing Gas Blue Sky Holdings, Ltd.	4,368,000	115,960
	Beijing Jingneng Clean Energy Co., Ltd., Class H	8,474,000	1,346,595
	Beijing North Star Co., Ltd., Class H	6,674,000	1,897,101
#*	Beijing Properties Holdings, Ltd.	5,540,967	134,386
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	1,521,000	440,611
#	Best Pacific International Holdings, Ltd.	2,202,000	599,267
	BII Railway Transportation Technology Holdings Co., Ltd.	1,820,000	119,117
*	Bitauto Holdings, Ltd., ADR	347,641	5,249,379
	Bosideng International Holdings, Ltd.	29,280,157	9,626,478
#	Boyaa Interactive International, Ltd.	2,348,000	281,049
	Brilliance China Automotive Holdings, Ltd.	14,582,000	12,924,181
*	Brilliant Circle Holdings International, Ltd.	60,000	4,898
#	BYD Co., Ltd., Class H	3,150,300	16,399,906
#	BYD Electronic International Co., Ltd.	8,293,222	15,919,108
	C C Land Holdings, Ltd.	13,761,530	3,188,252
#	CA Cultural Technology Group, Ltd.	3,621,000	990,898
	Cabbeen Fashion, Ltd.	1,829,000	346,477
#	Canvest Environmental Protection Group Co., Ltd.	2,812,000	1,188,446
*	Capital Environment Holdings, Ltd.	3,860,000	68,241
*	CAR, Inc.	6,308,000	4,180,895
	Carrianna Group Holdings Co., Ltd.	2,236,877	208,954
*	CECEP COSTIN New Materials Group, Ltd.	2,583,000	37,415

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Central China Real Estate, Ltd.	6,182,074	$3,550,307
	Central China Securities Co., Ltd., Class H	4,443,000	853,404
*	Century Sunshine Group Holdings, Ltd.	12,975,000	341,156
#*	CGN Meiya Power Holdings Co., Ltd.	11,028,000	1,382,528
	CGN Power Co., Ltd., Class H	31,290,000	7,678,592
	Changshouhua Food Co., Ltd.	1,543,000	536,695
#	Changyou.com, Ltd., ADR	73,390	783,071
#	Chaowei Power Holdings, Ltd.	5,438,000	1,798,205
	Cheetah Mobile, Inc., ADR	203,417	703,823
#	China Aerospace International Holdings, Ltd.	14,554,600	810,694
	China Agri-Industries Holdings, Ltd.	17,391,800	9,289,267
	China Aircraft Leasing Group Holdings, Ltd.	1,454,500	1,483,541
*	China All Access Holdings, Ltd.	3,800,000	82,023
	China Animal Healthcare, Ltd.	1,485,000	35,851
	China Aoyuan Group, Ltd.	12,915,000	17,211,235
#*	China Automobile New Retail Holdings, Ltd.	512,000	48,323
	China BlueChemical, Ltd., Class H	16,129,122	3,420,796
*	China Chengtong Development Group, Ltd.	546,000	15,829
	China Cinda Asset Management Co., Ltd., Class H	40,204,000	8,040,904
	China CITIC Bank Corp., Ltd., Class H	22,015,607	11,492,319
	China Coal Energy Co., Ltd., Class H	10,563,168	3,593,603
	China Common Rich Renewable Energy Investments, Ltd.	37,310,000	4,503,660
	China Communications Construction Co., Ltd., Class H	14,114,387	9,974,519
	China Communications Services Corp., Ltd., Class H	14,707,327	9,871,577
	China Conch Venture Holdings, Ltd.	5,957,500	26,490,671
	China Construction Bank Corp., Class H	270,910,302	205,224,303
	China Datang Corp. Renewable Power Co., Ltd., Class H	13,839,000	1,311,973
#*	China Dili Group	10,827,661	3,311,034
*	China Distance Education Holdings, Ltd., ADR	59,444	454,747
	China Dongxiang Group Co., Ltd.	23,695,888	2,435,167
#*	China Dynamics Holdings, Ltd.	8,230,000	90,474
#*	China Eastern Airlines Corp., Ltd., ADR	980	22,334
*	China Eastern Airlines Corp., Ltd., Class H	8,334,000	3,794,610
#	China Electronics Huada Technology Co., Ltd.	2,942,000	282,696
	China Electronics Optics Valley Union Holding Co., Ltd.	4,356,000	252,789
#	China Energy Engineering Corp., Ltd., Class H	2,854,000	334,595
	China Everbright Bank Co., Ltd., Class H	7,353,000	2,949,835
	China Everbright Greentech Ltd.	579,000	272,744
	China Everbright International, Ltd.	16,235,777	11,515,591
	China Everbright, Ltd.	8,548,896	13,113,035
#	China Evergrande Group	15,835,000	34,990,027
	China Fiber Optic Network System Group, Ltd.	4,584,800	30,992
	China Financial Services Holdings, Ltd.	1,424,000	71,920
	China Flavors & Fragrances Co., Ltd.	122,000	20,314
	China Foods, Ltd.	7,836,000	2,943,543
	China Galaxy Securities Co., Ltd., Class H	11,035,500	5,473,567
#	China Gas Holdings, Ltd.	7,434,000	29,367,359
	China Glass Holdings, Ltd.	4,448,000	178,966
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	4,160,000	2,616,827
#*	China Greenland Broad Greenstate Group Co., Ltd.	5,504,000	170,185
	China Hanking Holdings, Ltd.	3,770,000	890,132
	China Harmony New Energy Auto Holding, Ltd.	6,466,000	3,312,940
#*	China High Precision Automation Group, Ltd.	1,360,000	40,056
	China High Speed Transmission Equipment Group Co., Ltd.	1,839,000	1,099,167
	China Hongqiao Group, Ltd.	7,359,500	3,616,479
	China Huarong Asset Management Co., Ltd., Class H	64,867,000	8,515,946
*	China Huiyuan Juice Group, Ltd.	3,039,500	548,876
*	China Index Holdings, Ltd., ADR	23,280	70,772
#	China International Capital Corp., Ltd., Class H	6,116,000	10,591,776

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China International Marine Containers Group Co., Ltd., Class H	2,323,260	$2,041,766
#	China Jinmao Holdings Group, Ltd.	21,000,976	14,039,606
	China Lesso Group Holdings, Ltd.	11,001,000	14,140,561
#	China Life Insurance Co., Ltd., ADR	881,250	10,495,687
	China Life Insurance Co., Ltd., Class H	15,015,000	35,856,333
	China Lilang, Ltd.	3,561,000	2,521,684
*	China Logistics Property Holdings Co., Ltd.	790,000	309,738
*	China Longevity Group Co., Ltd.	893,399	29,563
	China Longyuan Power Group Corp., Ltd., Class H	13,308,000	7,868,529
	China Machinery Engineering Corp., Class H	5,910,000	2,196,853
#	China Maple Leaf Educational Systems, Ltd.	11,288,000	4,023,270
	China Medical System Holdings, Ltd.	11,750,800	15,639,349
	China Meidong Auto Holdings, Ltd.	1,950,000	2,389,306
	China Mengniu Dairy Co., Ltd.	5,843,000	21,429,376
	China Merchants Bank Co., Ltd., Class H	20,102,646	96,926,124
	China Merchants Land, Ltd.	11,874,000	1,774,709
	China Merchants Port Holdings Co., Ltd.	6,292,958	9,680,206
	China Merchants Securities Co., Ltd., Class H	436,600	499,288
	China Minsheng Banking Corp., Ltd., Class H	17,601,460	12,287,995
#*	China Minsheng Financial Holding Corp., Ltd.	1,620,000	20,968
	China Mobile, Ltd.	13,173,000	108,277,470
#	China Mobile, Ltd., Sponsored ADR	2,518,833	103,372,906
*	China Modern Dairy Holdings, Ltd.	3,782,000	468,821
#	China Molybdenum Co., Ltd., Class H	17,565,000	6,442,401
	China National Building Material Co., Ltd., Class H	39,608,150	37,863,231
#	China New Town Development Co., Ltd.	6,821,177	131,474
#	China Oil & Gas Group, Ltd.	30,020,000	999,346
	China Oilfield Services, Ltd., Class H	12,006,000	17,420,448
	China Oriental Group Co., Ltd.	12,644,000	4,343,220
	China Overseas Grand Oceans Group, Ltd.	15,048,500	9,832,697
	China Overseas Land & Investment, Ltd.	21,556,033	69,290,326
	China Overseas Property Holdings, Ltd.	11,796,344	7,152,416
	China Pacific Insurance Group Co., Ltd., Class H	10,943,865	36,503,375
	China Petroleum & Chemical Corp., ADR	211,889	11,109,330
	China Petroleum & Chemical Corp., Class H	129,258,400	68,070,243
*	China Pioneer Pharma Holdings, Ltd.	2,974,000	717,556
	China Power International Development, Ltd.	31,521,600	6,097,104
*	China Properties Group, Ltd.	2,545,000	230,862
	China Railway Construction Corp., Ltd., Class H	9,628,187	9,394,601
	China Railway Group, Ltd., Class H	15,165,000	8,317,497
	China Railway Signal & Communication Corp., Ltd., Class H	5,972,000	2,876,164
*	China Rare Earth Holdings, Ltd.	8,262,399	371,223
	China Reinsurance Group Corp., Class H	8,676,000	1,231,954
	China Resources Beer Holdings Co., Ltd.	3,939,661	18,227,771
	China Resources Cement Holdings, Ltd.	19,284,946	21,575,089
	China Resources Gas Group, Ltd.	4,236,000	22,326,089
	China Resources Land, Ltd.	14,146,610	58,848,794
#	China Resources Medical Holdings Co., Ltd.	3,211,000	1,706,163
	China Resources Pharmaceutical Group, Ltd.	2,570,000	2,150,231
	China Resources Power Holdings Co., Ltd.	8,386,820	11,259,301
*	China Ruifeng Renewable Energy Holdings, Ltd.	2,076,000	78,424
#	China Sanjiang Fine Chemicals Co., Ltd.	5,368,000	1,097,704
	China SCE Group Holdings, Ltd.	25,004,400	13,137,152
#*	China Shengmu Organic Milk, Ltd.	5,244,000	143,412
	China Shenhua Energy Co., Ltd., Class H	25,934,000	45,574,773
	China Shineway Pharmaceutical Group, Ltd.	2,026,000	1,752,391
*	China Silver Group, Ltd.	6,522,000	637,074
	China South City Holdings, Ltd.	39,768,711	4,426,925
#	China Southern Airlines Co., Ltd., Sponsored ADR	41,944	1,158,074

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Southern Airlines Co., Ltd., Class H	14,246,000	$7,871,613
	China Starch Holdings, Ltd.	12,525,000	232,335
	China State Construction International Holdings, Ltd.	9,703,460	7,712,621
	China Sunshine Paper Holdings Co., Ltd.	1,914,500	302,620
	China Suntien Green Energy Corp., Ltd., Class H	9,709,000	2,502,160
	China Taiping Insurance Holdings Co., Ltd.	8,440,130	17,532,651
#	China Telecom Corp., Ltd., ADR	154,138	5,966,682
	China Telecom Corp., Ltd., Class H	18,830,000	7,326,489
#	China Tian Lun Gas Holdings, Ltd.	1,522,000	1,280,009
*	China Tianrui Group Cement Co., Ltd.	22,000	19,933
	China Traditional Chinese Medicine Holdings Co., Ltd.	12,926,000	5,972,878
	China Travel International Investment Hong Kong, Ltd.	20,429,892	3,258,774
	China Unicom Hong Kong, Ltd.	29,320,000	24,459,308
#	China Unicom Hong Kong, Ltd., ADR	1,134,668	9,474,478
	China Vanke Co., Ltd., Class H	8,664,200	30,544,417
	China Vast Industrial Urban Development Co., Ltd.	963,000	336,273
#	China Water Affairs Group, Ltd.	5,394,000	4,207,484
#*	China Water Industry Group, Ltd.	4,764,000	261,691
	China Wood Optimization Holding, Ltd.	2,540,000	639,862
	China XLX Fertiliser, Ltd.	1,057,000	310,671
	China Yuhua Education Corp., Ltd.	6,262,000	4,336,488
#*	China Yurun Food Group, Ltd.	9,515,000	788,628
#	China ZhengTong Auto Services Holdings, Ltd.	14,779,500	3,932,259
	China Zhongwang Holdings, Ltd.	13,691,579	4,532,894
#	Chinasoft International, Ltd.	17,258,000	10,078,040
	Chongqing Machinery & Electric Co., Ltd., Class H	1,001,962	64,044
	Chongqing Rural Commercial Bank Co., Ltd., Class H	18,931,000	8,655,176
*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	774,000	24,722
	Chu Kong Shipping Enterprise Group Co., Ltd.	166,000	24,457
	CIFI Holdings Group Co., Ltd.	24,436,015	16,779,251
	CIMC Enric Holdings, Ltd.	4,166,000	2,126,532
#*	CIMC-TianDa Holdings Co., Ltd.	5,295,000	150,274
	CITIC Dameng Holdings, Ltd.	3,547,000	144,845
	CITIC Resources Holdings, Ltd.	19,864,000	1,132,629
#	CITIC Securities Co., Ltd., Class H	4,918,500	9,449,561
	CITIC, Ltd.	9,194,567	10,397,098
#*	Citychamp Watch & Jewellery Group, Ltd.	10,412,000	2,235,967
#	Clear Media, Ltd.	460,000	325,050
	CNOOC, Ltd.	54,676,000	81,852,019
#	CNOOC, Ltd., Sponsored ADR	289,518	43,717,218
#*	COFCO Meat Holdings, Ltd.	3,649,000	771,058
#*	Cogobuy Group	3,081,000	428,786
#	Colour Life Services Group Co., Ltd.	3,372,000	1,576,913
	Comba Telecom Systems Holdings, Ltd.	9,912,210	3,575,404
	Concord New Energy Group, Ltd.	36,685,909	1,662,892
	Consun Pharmaceutical Group, Ltd.	3,884,000	1,989,267
*	Coolpad Group, Ltd.	23,872,600	606,405
	COSCO SHIPPING Development Co., Ltd., Class H	12,876,300	1,362,514
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	11,318,000	4,921,285
*	COSCO SHIPPING Holdings Co., Ltd., Class H	12,939,500	4,618,158
#	COSCO SHIPPING International Hong Kong Co., Ltd.	3,914,000	1,168,061
	COSCO SHIPPING Ports, Ltd.	10,883,239	7,697,691
	Cosmo Lady China Holdings Co., Ltd.	3,495,000	450,254
	Country Garden Holdings Co., Ltd.	38,308,649	48,445,476
	Country Garden Services Holdings Co., Ltd.	6,480,673	20,936,867
#	CP Pokphand Co., Ltd.	27,419,658	2,386,382
#	CPMC Holdings, Ltd.	3,797,000	1,435,990
#	CRCC High-Tech Equipment Corp., Ltd., Class H	2,033,000	299,016
	CRRC Corp., Ltd., Class H	6,815,324	4,493,706

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CSC Financial Co., Ltd., Class H	1,439,500	$1,124,769
#	CSPC Pharmaceutical Group, Ltd.	19,984,000	43,834,188
#*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	242,000	156,923
#*	CT Environmental Group, Ltd.	17,816,000	292,475
#*	CWT International, Ltd.	23,990,000	76,604
*	Cybernaut International Holdings Co., Ltd.	492,000	9,499
	Da Ming International Holdings, Ltd.	112,000	23,546
	Dali Foods Group Co., Ltd.	8,791,500	6,182,811
	Datang International Power Generation Co., Ltd., Class H	12,518,000	2,180,244
	Dawnrays Pharmaceutical Holdings, Ltd.	5,328,982	993,660
#*	DBA Telecommunication Asia Holdings, Ltd.	1,020,000	49,985
#*	Differ Group Holding Co., Ltd.	7,668,000	448,106
	Digital China Holdings, Ltd.	6,459,000	3,278,839
	Dongfang Electric Corp., Ltd., Class H	1,866,000	971,889
	Dongfeng Motor Group Co., Ltd., Class H	14,054,000	10,502,275
#	Dongjiang Environmental Co., Ltd., Class H	1,342,795	1,016,890
	Dongyue Group, Ltd.	10,854,000	4,933,062
#	Dynagreen Environmental Protection Group Co., Ltd., Class H	2,387,000	921,500
	E-Commodities Holdings, Ltd.	5,976,000	243,895
	EEKA Fashion Holdings, Ltd.	911,000	963,070
	Embry Holdings, Ltd.	509,000	95,891
	ENN Energy Holdings, Ltd.	2,577,000	29,957,361
	Essex Bio-technology, Ltd.	871,000	596,543
	EVA Precision Industrial Holdings, Ltd.	5,064,516	395,401
	Everbright Securities Co., Ltd., Class H	710,800	485,989
*	EverChina International Holdings Co., Ltd.	18,107,500	505,271
*	Fang Holdings, Ltd., ADR	43,408	112,861
#	Fanhua, Inc., ADR	100,150	2,364,542
	Fantasia Holdings Group Co., Ltd.	16,870,019	3,010,032
	Far East Horizon, Ltd.	9,448,000	8,347,438
*	First Tractor Co., Ltd., Class H	1,998,000	379,969
#	Flat Glass Group Co., Ltd., Class H	2,355,000	1,490,077
	Fosun International, Ltd.	6,099,120	8,065,839
#	Fu Shou Yuan International Group, Ltd.	7,268,000	6,098,559
	Fufeng Group, Ltd.	11,351,800	4,386,585
#	Fuguiniao Co., Ltd., Class H	782,600	73,306
#*	Fullshare Holdings, Ltd.	29,170,017	569,526
#	Fuyao Glass Industry Group Co., Ltd., Class H	2,918,400	8,351,174
*	GCL New Energy Holdings, Ltd.	5,994,000	106,834
#*	GCL-Poly Energy Holdings, Ltd.	147,035,320	5,588,368
#*	GDS Holdings, Ltd., ADR	141,650	7,324,721
	Geely Automobile Holdings, Ltd.	23,435,000	37,135,257
	Gemdale Properties & Investment Corp., Ltd.	19,510,000	2,632,172
	Genertec Universal Medical Group Co., Ltd.	6,234,000	4,259,833
	GF Securities Co., Ltd., Class H	2,813,400	3,072,921
#*	Glorious Property Holdings, Ltd.	17,149,712	379,108
#	Golden Eagle Retail Group, Ltd.	3,128,000	3,223,387
*	Golden Meditech Holdings, Ltd.	232,000	23,614
	Golden Throat Holdings Group Co., Ltd.	1,082,500	159,107
	Goldlion Holdings, Ltd.	1,288,866	358,863
	Goldpac Group, Ltd.	1,532,000	338,797
#*	GOME Retail Holdings, Ltd.	91,893,660	8,432,432
*	Grand Baoxin Auto Group, Ltd.	6,200,864	992,294
#	Great Wall Motor Co., Ltd., Class H	16,852,750	11,135,646
	Greatview Aseptic Packaging Co., Ltd.	6,054,000	2,413,831
	Greenland Hong Kong Holdings, Ltd.	7,921,275	2,987,928
	Greentown China Holdings, Ltd.	8,769,000	10,415,809
	Greentown Service Group Co., Ltd.	5,726,000	6,040,646
	Guangdong Investment, Ltd.	8,906,000	18,076,241

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Guangdong Land Holdings, Ltd.	3,385,361	$541,857
	Guangshen Railway Co., Ltd., Sponsored ADR	68,574	942,893
	Guangshen Railway Co., Ltd., Class H	4,792,000	1,325,433
	Guangzhou Automobile Group Co., Ltd., Class H	7,059,690	7,075,562
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	1,350,000	4,324,144
	Guangzhou R&F Properties Co., Ltd., Class H	10,897,132	16,438,041
	Guolian Securities Co., Ltd., Class H	271,500	90,809
#	Guorui Properties, Ltd.	5,022,000	986,530
	Guotai Junan Securities Co., Ltd., Class H	166,600	265,622
*	Haichang Ocean Park Holdings, Ltd.	3,362,000	303,025
	Haier Electronics Group Co., Ltd.	6,920,000	20,785,729
*	Hailiang Education Group, Inc., ADR	17,328	1,232,021
*	Hainan Meilan International Airport Co., Ltd., Class H	913,000	655,974
	Haitian International Holdings, Ltd.	4,808,000	10,394,924
	Haitong Securities Co., Ltd., Class H	6,759,600	6,532,293
*	Harbin Bank Co., Ltd., Class H	663,000	119,600
#*	Harbin Electric Co., Ltd., Class H	6,284,587	1,641,218
*	Harmonicare Medical Holdings, Ltd.	898,000	88,452
	HC Group, Inc.	25,000	6,534
#*	HC Group, Inc.	2,770,000	719,379
#	Health and Happiness H&H International Holdings, Ltd.	2,012,500	8,436,087
	Henderson Investment, Ltd.	811,000	64,484
	Hengan International Group Co., Ltd.	4,107,622	29,920,500
#	Hengdeli Holdings, Ltd.	14,196,800	537,806
#*	HengTen Networks Group, Ltd.	19,236,000	250,021
*	Hi Sun Technology China, Ltd.	6,771,000	989,137
	Hilong Holding, Ltd.	5,953,000	568,991
#	Hisense Home Appliances Group Co., Ltd., Class H	2,610,000	2,654,917
	HKC Holdings, Ltd.	1,112,088	911,432
*	Honghua Group, Ltd.	17,136,000	937,633
#	Honworld Group, Ltd.	718,500	256,887
	Hopefluent Group Holdings, Ltd.	1,139,973	242,104
	Hopson Development Holdings, Ltd.	5,272,000	4,817,554
*	HOSA International, Ltd.	2,198,000	15,396
*	Hua Han Health Industry Holdings, Ltd.	22,200,041	1,514,951
#	Hua Hong Semiconductor, Ltd.	3,822,000	9,123,198
	Huadian Fuxin Energy Corp., Ltd., Class H	14,484,000	2,476,526
	Huadian Power International Corp., Ltd., Class H	7,910,000	2,608,971
#	Huaneng Power International, Inc., Sponsored ADR	105,868	2,054,898
	Huaneng Power International, Inc., Class H	12,854,000	6,066,273
	Huaneng Renewables Corp., Ltd., Class H	40,576,000	16,596,392
*	Huanxi Media Group, Ltd.	790,000	181,392
	Huatai Securities Co., Ltd., Class H	2,982,800	4,681,721
	Huaxi Holdings Co., Ltd.	232,000	60,017
	Huazhong In-Vehicle Holdings Co., Ltd.	3,418,000	469,643
#	Huazhu Group, Ltd., ADR	706,061	24,359,104
	Huishang Bank Corp., Ltd., Class H	2,676,400	987,499
	IMAX China Holding, Inc.	1,238,000	2,305,224
	Industrial & Commercial Bank of China, Ltd., Class H	248,874,725	165,196,375
	Inner Mongolia Yitai Coal Co., Ltd., Class H	55,700	35,911
#	Inspur International, Ltd.	548,000	196,158
*	JD.com, Inc., ADR	1,210,955	45,640,894
*	Jiangnan Group, Ltd.	14,829,000	616,389
	Jiangsu Expressway Co., Ltd., Class H	5,058,000	6,266,892
	Jiangxi Copper Co., Ltd., Class H	6,295,000	7,422,712
	Jiayuan International Group, Ltd.	1,647,869	590,998
#	Jinchuan Group International Resources Co., Ltd.	5,991,000	496,493
	Jingrui Holdings, Ltd.	1,994,000	587,568
#*	JinkoSolar Holding Co., Ltd., ADR	483,231	9,036,420

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	JNBY Design, Ltd.	1,502,000	$1,739,162
	Joy City Property, Ltd.	11,752,000	1,171,243
*	JOYY, Inc.	341,944	20,697,870
	Ju Teng International Holdings, Ltd.	6,442,090	1,481,210
*	Jumei International Holding, Ltd., ADR	12,031	198,515
	Jutal Offshore Oil Services, Ltd.	196,000	14,883
	K Wah International Holdings, Ltd.	3,256,064	1,587,088
*	Kai Yuan Holdings, Ltd.	16,790,000	100,296
	Kaisa Group Holdings, Ltd.	21,948,684	9,101,565
*	Kangda International Environmental Co., Ltd.	3,066,000	306,063
#*	Kasen International Holdings, Ltd.	3,749,000	1,633,800
	Kingboard Holdings, Ltd.	5,776,666	15,200,916
	Kingboard Laminates Holdings, Ltd.	9,229,484	9,429,600
#	Kingdee International Software Group Co., Ltd.	4,985,600	5,323,895
#*	Kong Sun Holdings, Ltd.	575,000	4,533
#*	KuangChi Science, Ltd.	5,700,000	173,543
	Kunlun Energy Co., Ltd.	24,240,000	18,775,657
	KWG Group Holdings, Ltd.	14,543,144	18,832,553
	KWG Property Holding, Ltd.	263,500	341,218
	Lai Fung Holdings, Ltd.	551,515	624,685
	Lee & Man Chemical Co., Ltd.	1,081,339	479,534
	Lee & Man Paper Manufacturing, Ltd.	10,434,200	7,206,972
	Lee's Pharmaceutical Holdings, Ltd.	1,784,000	959,073
	Legend Holdings Corp., Class H	336,600	625,647
	Lenovo Group, Ltd.	65,524,000	42,754,532
	Leoch International Technology, Ltd.	2,600,000	201,976
#*	Lexinfintech Holdings, Ltd., ADR	507,284	6,746,877
	Li Ning Co., Ltd.	7,191,583	21,002,140
#*	Lifestyle China Group, Ltd.	2,141,500	572,878
*	Lifetech Scientific Corp.	10,906,000	1,953,309
#*	Link Motion, Inc., Sponsored ADR	206,737	5,975
	Livzon Pharmaceutical Group, Inc., Class H	659,617	2,261,705
	LK Technology Holdings, Ltd.	637,500	35,510
	Logan Property Holdings Co., Ltd.	11,208,000	16,941,928
	Longfor Group Holdings, Ltd.	7,546,500	31,847,360
	Lonking Holdings, Ltd.	19,409,000	5,090,790
#	Luye Pharma Group, Ltd.	15,376,500	9,864,409
	LVGEM China Real Estate Investment Co., Ltd.	1,408,000	475,867
#	Maanshan Iron & Steel Co., Ltd., Class H	4,930,177	1,743,765
	Maoye International Holdings, Ltd.	7,441,000	475,173
	Metallurgical Corp. of China, Ltd., Class H	7,446,000	1,450,043
	Min Xin Holdings, Ltd.	720,000	276,334
#*	Mingfa Group International Co., Ltd.	4,986,000	36,143
	Mingyuan Medicare Development Co., Ltd.	4,480,000	24,861
#	Minmetals Land, Ltd.	9,483,644	1,462,342
#*	Minsheng Education Group Co., Ltd.	642,000	98,410
	Minth Group, Ltd.	5,905,000	18,061,629
#*	MMG, Ltd.	26,869,999	6,010,527
	MOBI Development Co., Ltd.	733,000	96,890
#	Modern Land China Co., Ltd.	1,646,000	228,739
	Momo, Inc., Sponsored ADR	1,173,161	35,898,727
#	Nan Hai Corp., Ltd.	35,000,000	418,868
*	Nature Home Holding Co., Ltd.	1,578,000	293,718
	NetDragon Websoft Holdings, Ltd.	402,500	972,165
	NetEase, Inc., ADR	262,311	84,138,876
#*	New Century Healthcare Holding Co., Ltd.	58,000	17,634
	New China Life Insurance Co., Ltd., Class H	2,976,700	11,103,650
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	202,137	24,569,752
*	New World Department Store China, Ltd.	2,929,538	470,832

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Nexteer Automotive Group, Ltd.	7,142,000	$5,250,617
	Nine Dragons Paper Holdings, Ltd.	15,553,000	14,697,741
#*	Noah Holdings, Ltd., ADR	87,175	2,957,848
*	North Mining Shares Co., Ltd.	3,140,000	5,663
#	NVC International Holdings, Ltd.	10,086,000	310,839
	O-Net Technologies Group, Ltd.	2,511,000	1,299,205
	Orient Securities Co., Ltd., Class H	1,076,000	592,213
	Overseas Chinese Town Asia Holdings, Ltd.	1,419,817	435,305
#*	Ozner Water International Holding, Ltd.	1,811,000	138,130
#	Pacific Online, Ltd.	2,485,195	500,202
#*	Panda Green Energy Group, Ltd.	7,846,000	256,135
*	Parkson Retail Group, Ltd.	7,287,500	507,057
	PAX Global Technology, Ltd.	6,018,000	2,788,686
	People's Insurance Co. Group of China, Ltd. (The), Class H	16,639,000	5,953,405
	PetroChina Co., Ltd., ADR	221,687	9,756,445
	PetroChina Co., Ltd., Class H	125,980,000	55,549,887
	Phoenix Media Investment Holdings, Ltd.	5,334,000	339,103
	Phoenix New Media, Ltd., ADR	126,855	229,608
	PICC Property & Casualty Co., Ltd., Class H	15,829,398	16,928,749
	Ping An Insurance Group Co. of China, Ltd., Class H	28,354,500	320,628,459
	Poly Culture Group Corp., Ltd., Class H	105,600	69,399
	Poly Property Group Co., Ltd.	18,246,068	7,067,453
	Postal Savings Bank of China Co., Ltd., Class H	23,538,000	14,646,391
	Pou Sheng International Holdings, Ltd.	10,604,609	3,158,265
	Powerlong Real Estate Holdings, Ltd.	13,682,715	7,489,134
	Prosperity International Holdings HK, Ltd.	62,400	579
#*	PW Medtech Group, Ltd.	4,651,000	762,077
#*	Q Technology Group Co., Ltd.	4,278,000	6,031,716
	Qingdao Port International Co., Ltd., Class H	2,200,000	1,427,086
	Qingling Motors Co., Ltd., Class H	4,396,000	1,026,670
#	Qinhuangdao Port Co., Ltd., Class H	1,912,500	329,950
#*	Qinqin Foodstuffs Group Cayman Co., Ltd.	328,724	103,963
*	Real Gold Mining, Ltd.	640,000	21,672
	Red Star Macalline Group Corp., Ltd., Class H	1,324,704	994,068
	Redco Properties Group Ltd.	7,898,000	3,474,738
*	Renren, Inc., ADR	900	1,569
*	REXLot Holdings, Ltd.	3,197,569	3,252
	Road King Infrastructure, Ltd.	2,150,000	3,609,411
	Ronshine China Holdings, Ltd.	2,351,000	2,486,251
	Sany Heavy Equipment International Holdings Co., Ltd.	7,618,500	3,683,597
#	Seaspan Corp.	741,135	8,945,499
#	Seazen Group, Ltd.	17,524,000	17,592,200
*	Secoo Holding, Ltd., ADR	25,888	164,648
#*	Semiconductor Manufacturing International Corp.	16,391,196	29,929,294
	Shandong Chenming Paper Holdings, Ltd., Class H	3,731,533	1,454,830
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	9,784,000	11,666,957
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	1,229,200	784,023
	Shanghai Electric Group Co., Ltd., Class H	8,388,000	2,479,074
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	2,778,500	7,388,250
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	1,774,000	1,031,193
*	Shanghai Haohai Biological Technology Co., Ltd., Class H	62,500	310,876
	Shanghai Industrial Holdings, Ltd.	3,549,000	6,251,117
	Shanghai Industrial Urban Development Group, Ltd.	18,327,025	2,108,807
	Shanghai Jin Jiang Capital Co., Ltd., Class H	15,844,000	2,661,486
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	3,769,500	7,019,846
	Shanghai Prime Machinery Co., Ltd., Class H	5,126,000	478,202
*	Shanghai Zendai Property, Ltd.	10,965,000	62,473
	Shengjing Bank Co., Ltd., Class H	702,500	620,289
	Shenguan Holdings Group, Ltd.	6,774,000	274,350

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenwan Hongyuan Group Co., Ltd.	80,800	$18,827
	Shenzhen Expressway Co., Ltd., Class H	4,056,000	5,247,975
	Shenzhen International Holdings, Ltd.	7,238,328	14,458,977
	Shenzhen Investment, Ltd.	26,899,674	9,289,008
	Shenzhou International Group Holdings, Ltd.	2,506,100	33,130,187
	Shenzhou Space Park Group LT	3,080,000	37,912
	Shimao Property Holdings, Ltd.	9,967,183	32,164,056
	Shougang Concord International Enterprises Co., Ltd.	61,754,200	2,717,325
	Shougang Fushan Resources Group, Ltd.	19,078,461	3,755,926
	Shui On Land, Ltd.	33,292,776	6,637,053
*	Shunfeng International Clean Energy, Ltd.	8,130,000	108,205
	Sichuan Expressway Co., Ltd., Class H	4,788,000	1,307,597
	Sihuan Pharmaceutical Holdings Group, Ltd.	33,744,000	3,804,796
*	Silver Grant International Holdings Group, Ltd.	8,004,000	1,200,363
*	SINA Corp.	262,143	10,155,420
#	Sino Biopharmaceutical, Ltd.	32,492,997	42,909,470
	Sinofert Holdings, Ltd.	16,374,673	1,593,287
	Sino-I Technology, Ltd.	5,320,000	33,046
*	Sinolink Worldwide Holdings, Ltd.	15,111,492	743,046
	Sino-Ocean Group Holding, Ltd.	23,303,962	8,380,314
	Sinopec Engineering Group Co., Ltd., Class H	7,799,500	4,202,735
	Sinopec Kantons Holdings, Ltd.	7,438,000	2,895,020
*	Sinopec Oilfield Service Corp., Class H	4,332,000	436,027
	Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	31,247	796,161
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	16,637,000	4,230,107
	Sinopharm Group Co., Ltd., Class H	5,510,400	17,930,442
#	Sinosoft Technology Group, Ltd.	5,215,400	1,004,423
	Sinotrans, Ltd., Class H	16,608,000	5,082,132
	Sinotruk Hong Kong, Ltd.	6,117,000	10,503,150
	Skyfame Realty Holdings, Ltd.	21,572,000	2,795,189
#*	Skyworth Group, Ltd.	15,890,811	4,242,611
#*	SMI Holdings Group, Ltd.	4,693,951	302,188
	SOHO China, Ltd.	18,032,339	6,875,149
*	Sohu.com, Ltd., ADR	110,251	1,171,968
#*	Sparkle Roll Group, Ltd.	9,328,000	294,000
	Springland International Holdings, Ltd.	3,574,000	1,025,031
*	SPT Energy Group, Inc.	3,612,000	276,574
*	SRE Group, Ltd.	18,349,714	114,962
	SSY Group, Ltd.	15,218,506	13,909,420
*	Starrise Media Holdings, Ltd.	1,702,000	262,250
	Suchuang Gas Corp., Ltd.	302,000	70,816
	Sun Art Retail Group, Ltd.	14,202,500	16,874,666
#	Sun King Power Electronics Group	2,560,000	376,192
	Sunac China Holdings, Ltd.	13,867,000	66,881,420
	Sunny Optical Technology Group Co., Ltd.	3,119,000	49,562,171
#*	Sunshine 100 China Holdings, Ltd.	244,000	44,206
*	Superb Summit International Group, Ltd.	95,000	3,349
#	Symphony Holdings, Ltd.	6,420,000	701,650
*	TAL Education Group, ADR	667,337	33,300,116
#*	Tarena International, Inc., ADR	139,950	319,086
*	Taung Gold International, Ltd.	57,770,000	275,104
	TCL Electronics Holdings, Ltd.	4,963,932	2,223,528
*	Tech Pro Technology Development, Ltd.	37,652,000	62,054
	Ten Pao Group Holdings, Ltd.	60,000	6,763
	Tencent Holdings, Ltd.	16,584,000	790,893,817
#	Tenfu Cayman Holdings Co., Ltd.	101,000	78,687
#*	Tenwow International Holdings, Ltd.	2,865,000	26,302
	Texhong Textile Group, Ltd.	2,534,500	2,642,939
*	Textainer Group Holdings, Ltd.	133,234	1,278,322

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tian An China Investment Co., Ltd.	1,191,357	$492,335
*	Tian Ge Interactive Holdings, Ltd.	1,474,000	330,836
	Tian Shan Development Holding, Ltd.	1,584,000	611,655
	Tiangong International Co., Ltd.	4,718,000	1,599,310
#	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	1,840,000	589,543
	Tianjin Development Holdings, Ltd.	2,553,800	680,061
	Tianjin Port Development Holdings, Ltd.	14,545,200	1,298,485
#	Tianneng Power International, Ltd.	7,339,952	4,913,411
	Tianyun International Holdings, Ltd.	1,450,000	172,569
#*	Tibet Water Resources, Ltd.	6,597,000	432,216
	Tingyi Cayman Islands Holding Corp.	11,626,000	19,613,613
#	Tomson Group, Ltd.	2,363,780	601,327
	Tong Ren Tang Technologies Co., Ltd., Class H	3,893,000	3,603,117
	Tongda Group Holdings, Ltd.	47,530,000	4,997,627
#	Top Spring International Holdings, Ltd.	397,500	67,121
#*	Tou Rong Chang Fu Group, Ltd.	5,680,000	32,398
	Towngas China Co., Ltd.	5,440,351	3,370,254
	TravelSky Technology, Ltd., Class H	4,066,938	8,800,888
	Trigiant Group, Ltd.	5,424,000	1,169,252
*	Trip.com Group Ltd., ADR	882,029	28,339,592
*	Truly International Holdings, Ltd.	9,951,000	1,296,995
	Tsaker Chemical Group, Ltd.	220,500	48,441
#	Tsingtao Brewery Co., Ltd., Class H	1,706,000	9,436,076
#*	Tuniu Corp., Sponsored ADR	80,591	154,735
	Uni-President China Holdings, Ltd.	8,425,308	8,575,485
	United Energy Group, Ltd.	32,109,100	5,664,156
#*	V1 Group, Ltd.	13,654,600	325,867
	Vinda International Holdings, Ltd.	857,000	2,071,961
*	Vipshop Holdings, Ltd., ADR	3,088,795	39,320,360
	Wanguo International Mining Group, Ltd.	284,000	54,830
	Want Want China Holdings, Ltd.	35,404,000	29,224,223
	Wasion Holdings, Ltd.	4,128,000	1,627,034
#*	Weibo Corp., Sponsored ADR	501,190	21,360,718
	Weichai Power Co., Ltd., Class H	11,989,120	20,989,716
	Weiqiao Textile Co., Class H	3,082,500	797,231
	West China Cement, Ltd.	33,700,000	5,415,045
#	Wisdom Education International Holdings Co., Ltd.	1,282,000	482,767
	Wison Engineering Services Co., Ltd.	397,000	38,200
#	Xiabuxiabu Catering Management China Holdings Co., Ltd.	3,022,000	3,212,911
	Xiamen International Port Co., Ltd., Class H	7,153,338	868,215
	Xingda International Holdings, Ltd.	7,736,796	2,095,185
	Xingfa Aluminium Holdings, Ltd.	348,000	322,299
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	2,537,000	1,747,595
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	4,077,584	4,272,607
*	Xinming China Holdings, Ltd.	368,000	60,064
#	Xinyi Solar Holdings, Ltd.	28,457,573	19,887,544
	Xinyuan Real Estate Co., Ltd., ADR	101,025	335,403
	Xtep International Holdings, Ltd.	7,134,148	3,229,777
*	Xunlei, Ltd., ADR	82,053	347,084
#	Yadea Group Holdings, Ltd.	6,682,000	1,721,623
*	Yanchang Petroleum International, Ltd.	18,030,000	105,001
#	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	750,000	1,275,925
	Yanzhou Coal Mining Co., Ltd., Class H	17,058,000	12,586,017
#	Yashili International Holdings, Ltd.	3,046,000	262,193
	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	624,400	3,578,666
*	Yida China Holdings, Ltd.	612,000	115,080
	Yihai International Holding, Ltd.	2,327,000	13,075,567
	Yip's Chemical Holdings, Ltd.	1,348,000	424,694
#*	Yiren Digital, Ltd., ADR	150,597	689,734

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Youyuan International Holdings, Ltd.	4,273,760	$107,303
*	YuanShengTai Dairy Farm, Ltd.	4,726,000	163,034
	Yuexiu Property Co., Ltd.	67,287,784	13,469,045
	Yuexiu Transport Infrastructure, Ltd.	4,239,415	3,691,988
	Yum China Holdings, Inc.	1,158,333	49,889,402
	Yunnan Water Investment Co., Ltd., Class H	227,000	45,467
	Yuzhou Properties Co., Ltd.	23,549,835	10,865,699
#	Zhaojin Mining Industry Co., Ltd., Class H	4,859,666	5,598,911
	Zhejiang Expressway Co., Ltd., Class H	7,276,000	5,939,889
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,743,000	865,262
#*	Zhong An Group, Ltd.	12,902,888	371,586
	Zhongsheng Group Holdings, Ltd.	5,634,500	20,736,843
#	Zhongyu Gas Holdings, Ltd.	1,544,550	1,392,307
	Zhou Hei Ya International Holdings Co., Ltd.	4,137,500	2,030,689
#*	Zhuguang Holdings Group Co., Ltd.	822,000	120,686
#	Zhuhai Holdings Investment Group, Ltd.	1,360,000	208,868
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	1,805,850	6,080,731
	Zijin Mining Group Co., Ltd., Class H	32,764,000	14,376,957
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	8,399,000	6,166,545
*	ZTE Corp., Class H	2,075,992	6,651,406
	ZTO Express Cayman, Inc., ADR	568,531	12,348,493
TOTAL CHINA			6,239,537,339
COLOMBIA — (0.3%)
	Banco de Bogota SA	91,924	2,392,174
	Bancolombia SA, Sponsored ADR	301,584	15,824,113
	Bancolombia SA	780,095	9,680,477
	Bolsa de Valores de Colombia	20,739	66,704
	Celsia SA ESP	1,299,891	1,723,686
	Cementos Argos SA	1,901,389	3,613,751
*	CEMEX Latam Holdings SA	1,164,625	1,426,836
*	Constructora Conconcreto SA	19,345	2,692
*	Corp. Financiera Colombiana SA	299,162	2,842,913
#	Ecopetrol SA, Sponsored ADR	207,704	3,842,524
	Ecopetrol SA	21,604,701	20,088,582
*	Empresa de Telecomunicaciones de Bogota	2,559,373	193,076
	Grupo Argos SA	405,195	2,070,997
	Grupo Aval Acciones y Valores SA	164,769	1,392,298
	Grupo de Inversiones Suramericana SA	549,128	5,138,040
*	Grupo Energia Bogota SA ESP	3,724,144	2,607,990
	Grupo Nutresa SA	471,389	3,412,746
	Interconexion Electrica SA ESP	2,411,467	13,256,017
	Mineros SA	47,961	42,912
	Promigas SA ESP	27,701	59,938
TOTAL COLOMBIA			89,678,466
CZECH REPUBLIC — (0.2%)
	CEZ A.S.	992,422	21,723,671
	Komercni banka A.S.	191,995	6,599,003
	Moneta Money Bank A.S.	2,881,502	10,521,596
	O2 Czech Republic A.S.	377,664	3,889,275
	Philip Morris CR A.S.	3,783	2,565,369
TOTAL CZECH REPUBLIC			45,298,914
EGYPT — (0.1%)
#	Commercial International Bank Egypt S.A.E., GDR	3,828,381	20,163,321
	Commercial International Bank Egypt S.A.E., GDR	432,889	2,276,996
	Egyptian Financial Group-Hermes Holding Co., GDR	72,912	140,720

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
EGYPT — (Continued)
	Egyptian Financial Group-Hermes Holding Co., GDR	18,996	$36,544
TOTAL EGYPT			22,617,581
GREECE — (0.3%)
	Aegean Airlines SA	204,088	1,891,815
*	Alpha Bank AE	530,025	1,060,827
	Athens Water Supply & Sewage Co. SA	121,179	997,549
*	Attica Bank SA	38,927	15,628
	AUTOHELLAS SA	11,683	99,720
	Bank of Greece	3,023	53,157
*	Ellaktor SA	518,178	977,686
*	Eurobank Ergasias SA	668,694	613,541
*	FF Group	156,853	576,435
	Fourlis Holdings SA	192,550	1,212,538
*	GEK Terna Holding Real Estate Construction SA	288,834	2,617,917
	Hellenic Exchanges - Athens Stock Exchange SA	351,775	1,820,229
	Hellenic Petroleum SA	423,440	3,698,511
	Hellenic Telecommunications Organization SA	1,023,770	15,289,598
	Holding Co. ADMIE IPTO SA	620,938	1,586,514
*	Intracom Holdings SA	250,949	231,902
*	Intralot SA-Integrated Lottery Systems & Services	726,755	293,525
	JUMBO SA	463,930	9,435,481
*	LAMDA Development SA	256,284	2,292,340
*	Marfin Investment Group Holdings SA	5,841,842	665,356
	Motor Oil Hellas Corinth Refineries SA	287,114	6,096,548
	Mytilineos SA	317,358	3,251,854
*	National Bank of Greece SA	290,542	922,251
	OPAP SA	745,570	9,283,886
*	Piraeus Bank SA	527,233	1,872,346
	Piraeus Port Authority SA	25,605	615,217
*	Public Power Corp. SA	525,419	2,432,156
	Sarantis SA	25,496	251,276
*	Terna Energy SA	184,185	1,656,616
*	Titan Cement International SA	240,937	4,932,267
TOTAL GREECE			76,744,686
HONG KONG — (0.0%)
	HUISHAN DAIRY	1,990,720	22,120
*	Leyou Technologies Holdings, Ltd.	905,000	290,291
TOTAL HONG KONG			312,411
HUNGARY — (0.3%)
	CIG Pannonia Life Insurance P.L.C., Class A	71,774	42,063
	Magyar Telekom Telecommunications P.L.C.	4,517,212	6,734,377
	Magyar Telekom Telecommunications P.L.C., Sponsored ADR	36,206	276,252
	MOL Hungarian Oil & Gas P.L.C.	4,416,158	37,447,593
	OTP Bank P.L.C.	914,215	42,348,230
	Richter Gedeon Nyrt	626,111	13,459,236
TOTAL HUNGARY			100,307,751
INDIA — (12.2%)
*	3M India, Ltd.	8,720	2,796,360
*	5Paisa Capital, Ltd.	18,325	48,094
	Aarti Drugs, Ltd.	38,487	329,444
	Aarti Industries, Ltd.	529,566	7,338,021
*	Aarti Surfactants, Ltd.	27,128	30,295
	ABB India, Ltd.	122,480	2,236,027

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	ABB Powar Products & System India, Ltd.	24,496	$260,897
	Abbott India, Ltd.	9,321	1,636,553
	ACC, Ltd.	326,816	6,885,457
*	Accelya Kale Solutions, Ltd.	3,197	47,110
	Action Construction Equipment, Ltd.	165,096	199,167
	Adani Enterprises, Ltd.	2,164,224	6,919,579
	Adani Gas, Ltd.	2,599,564	6,032,155
*	Adani Green Energy, Ltd.	2,028,508	5,346,622
	Adani Ports & Special Economic Zone, Ltd.	4,556,580	23,540,041
*	Adani Power, Ltd.	11,143,027	9,503,762
*	Adani Transmissions, Ltd.	1,864,458	8,684,511
*	Aditya Birla Capital, Ltd.	2,263,199	3,132,392
*	Aditya Birla Fashion and Retail, Ltd.	2,084,261	6,820,957
	Advanced Enzyme Technologies, Ltd.	75,148	178,708
	Aegis Logistics, Ltd.	685,032	2,015,964
	Agro Tech Foods, Ltd.	51,860	502,643
	Ahluwalia Contracts India, Ltd.	25,428	117,638
	AIA Engineering, Ltd.	225,693	5,635,032
	Ajanta Pharma, Ltd.	340,233	5,263,604
	Akzo Nobel India, Ltd.	89,137	2,554,376
	Alembic Pharmaceuticals, Ltd.	530,410	4,669,270
	Alembic, Ltd.	1,003,056	806,509
	Alkyl Amines Chemicals	6,717	123,024
*	Allahabad Bank	4,089,126	1,014,670
	Allcargo Logistics, Ltd.	670,750	1,057,127
	Amara Raja Batteries, Ltd.	633,280	6,830,859
	Ambuja Cements, Ltd.	2,308,654	6,617,155
	Amrutanjan Health Care, Ltd.	4,325	27,421
*	Amtek Auto, Ltd.	876,612	6,334
	Anant Raj, Ltd.	1,131,445	575,682
*	Andhra Bank	3,127,819	702,150
	Andhra Sugars, Ltd. (The)	6,071	26,971
*	Anup Engineering, Ltd.	63,184	533,636
	Apar Industries, Ltd.	135,145	734,352
	APL Apollo Tubes, Ltd.	61,073	1,679,276
	Apollo Hospitals Enterprise, Ltd.	436,559	10,175,433
	Apollo Tyres, Ltd.	3,579,570	8,338,674
*	Arvind Fashions, Ltd.	341,192	1,880,515
	Arvind, Ltd.	1,820,693	1,097,731
	Asahi India Glass, Ltd.	388,763	1,308,470
	Ashiana Housing, Ltd.	122,201	190,455
	Ashok Leyland, Ltd.	12,195,721	13,990,470
*	Ashoka Buildcon, Ltd.	803,736	1,280,268
	Asian Paints, Ltd.	1,411,925	35,506,346
	Astra Microwave Products, Ltd.	90,438	118,728
	Astral Polytechnik, Ltd.	237,559	3,993,325
	AstraZeneca Pharma India, Ltd.	4,481	166,120
	Atul, Ltd.	111,614	7,677,083
	Aurobindo Pharma, Ltd.	2,548,529	17,191,810
	Automotive Axles, Ltd.	55,913	652,321
	Avanti Feeds, Ltd.	243,671	2,261,751
	Axis Bank, Ltd.	4,107,465	42,023,931
	Bajaj Auto, Ltd.	426,279	18,956,193
*	Bajaj Consumer Care, Ltd.	582,691	1,834,023
	Bajaj Electricals, Ltd.	290,425	1,515,124
	Bajaj Finance, Ltd.	673,807	41,204,883
	Bajaj Finserv, Ltd.	166,745	22,037,698
*	Bajaj Hindusthan Sugar, Ltd.	4,746,193	420,507
	Bajaj Holdings & Investment, Ltd.	194,689	9,440,941

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Balaji Amines, Ltd.	104,011	$566,850
	Balkrishna Industries, Ltd.	709,229	10,608,734
	Balmer Lawrie & Co., Ltd.	675,136	1,135,743
	Balrampur Chini Mills, Ltd.	1,925,403	4,460,245
	Banco Products India, Ltd.	104,639	150,851
	Bandhan Bank, Ltd.	781,714	4,920,057
*	Bank of Baroda	3,302,125	4,259,429
*	Bank of Maharashtra	1,404,196	257,423
	Bannari Amman Sugars, Ltd.	3,050	62,417
	BASF India, Ltd.	51,162	710,862
	Bata India, Ltd.	262,044	6,617,650
	Bayer CropScience, Ltd.	4,225	244,128
	BEML, Ltd.	168,659	2,304,659
	Berger Paints India, Ltd.	1,813,628	14,219,644
	Bhansali Engineering Polymers, Ltd.	841,362	588,938
	Bharat Dyanamics, Ltd.	5,585	22,540
	Bharat Electronics, Ltd.	3,735,261	4,711,211
	Bharat Forge, Ltd.	1,925,232	13,196,859
	Bharat Heavy Electricals, Ltd.	6,135,772	3,664,489
	Bharat Petroleum Corp., Ltd.	3,197,774	20,491,636
	Bharat Rasayan, Ltd.	3,791	342,159
*	Bharti Airtel, Ltd.	10,998,855	76,525,517
	Bharti Infratel, Ltd.	1,814,623	6,315,164
	Biocon, Ltd.	964,674	3,960,526
	Birla Corp., Ltd.	168,566	1,872,729
	Birla Tyres, Ltd.	8,965	521
*	Birlasoft, Ltd.	1,984,793	2,238,102
	Bliss Gvs Pharma, Ltd.	667,531	1,346,439
	BLS International Services, Ltd.	15,689	14,646
	Blue Dart Express, Ltd.	39,281	1,483,710
	Blue Star, Ltd.	299,039	3,480,907
	Bodal Chemicals, Ltd.	819,591	843,756
	Bombay Dyeing & Manufacturing Co., Ltd.	614,471	810,328
	Borosil Glass Works, Ltd.	41,997	101,537
	Bosch, Ltd.	17,882	3,471,440
	Brigade Enterprises, Ltd.	562,221	1,865,658
	Britannia Industries, Ltd.	271,134	12,093,260
	BSE, Ltd.	49,666	371,187
	Cadila Healthcare, Ltd.	1,597,176	5,920,236
	Can Fin Homes, Ltd.	626,247	4,239,750
*	Canara Bank	1,293,684	3,651,010
	Capacit'e Infraprojects, Ltd.	76,425	206,345
	Caplin Point Laboratories, Ltd.	211,963	849,168
	Carborundum Universal, Ltd.	431,628	2,027,505
	Care Ratings, Ltd.	180,833	1,660,271
	Castrol India, Ltd.	2,091,193	3,926,152
	CCL Products India, Ltd.	651,307	2,046,123
	Ceat, Ltd.	311,187	4,353,862
	Central Depository Services India, Ltd.	61,224	226,735
	Century Plyboards India, Ltd.	813,692	1,941,427
	Century Textiles & Industries, Ltd.	347,348	3,092,088
	Cera Sanitaryware, Ltd.	34,646	1,313,317
	CESC, Ltd.	627,545	6,211,316
*	CG Power and Industrial Solutions, Ltd.	4,680,880	629,863
	Chambal Fertilizers & Chemicals, Ltd.	1,986,034	5,023,094
*	Chennai Petroleum Corp., Ltd.	272,140	474,915
	Chennai Super Kings Cricket, Ltd.	2,606,099	15,409
*	Cholamandalam Financial Holdings, Ltd.	481,315	3,654,327
	Cholamandalam Investment and Finance Co., Ltd.	2,002,316	9,114,961

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Cigniti Technologies, Ltd.	8,421	$32,039
	Cipla, Ltd.	1,741,409	10,900,999
	City Union Bank, Ltd.	1,910,457	6,161,315
	Coal India, Ltd.	3,050,359	7,820,453
	Cochin Shipyard, Ltd.	44,300	235,745
*	Coffee Day Enterprises, Ltd.	227,184	102,512
	Colgate-Palmolive India, Ltd.	586,812	10,945,041
	Container Corp. Of India, Ltd.	784,156	6,249,603
	Coromandel International, Ltd.	976,023	8,633,485
*	Corp. Bank	1,826,034	598,242
*	Cox & Kings, Ltd.	947,540	12,577
	CRISIL, Ltd.	115,868	2,766,303
	Crompton Greaves Consumer Electricals, Ltd.	4,121,569	16,174,260
	Cummins India, Ltd.	328,292	2,640,415
	Cyient, Ltd.	322,814	2,228,023
	Dabur India, Ltd.	2,185,378	15,178,549
*	Dalmia Bharat, Ltd.	424,030	5,189,103
	DB Corp., Ltd.	329,413	634,997
	DCB Bank, Ltd.	2,543,822	6,377,031
	DCM Shriram, Ltd.	429,753	2,231,520
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	359,744	561,230
	Deepak Nitrite, Ltd.	241,579	1,308,813
	Delta Corp., Ltd.	849,325	2,142,903
	Dhampur Sugar Mills, Ltd.	286,159	814,740
	Dhanuka Agritech, Ltd.	93,014	673,632
	Dilip Buildcon, Ltd.	318,464	1,853,754
*	Dish TV India, Ltd.	6,231,116	1,126,280
	Dishman Carbogen Amcis, Ltd.	721,202	755,149
	Divi's Laboratories, Ltd.	460,366	12,571,993
	Dixon Technologies India, Ltd.	2,096	135,095
	DLF, Ltd.	2,551,247	9,277,752
	Dr Lal PathLabs, Ltd.	99,177	2,461,585
	Dr Reddy's Laboratories, Ltd., ADR	336,987	14,719,592
	Dr Reddy's Laboratories, Ltd.	333,379	14,568,210
	Dredging Corp. of India, Ltd.	2,235	10,333
*	Dynamatic Technologies, Ltd.	7,283	99,028
	eClerx Services, Ltd.	181,875	1,592,746
	Edelweiss Financial Services, Ltd.	3,384,019	4,503,560
	Eicher Motors, Ltd.	59,774	16,897,565
	EID Parry India, Ltd.	779,645	2,494,496
	EIH Associated Hotels	1,507	6,226
	EIH, Ltd.	979,204	1,921,326
*	Electrosteel Castings, Ltd.	347,403	72,255
	Elgi Equipments, Ltd.	119,334	420,361
	Emami, Ltd.	824,232	3,407,575
	Endurance Technologies, Ltd.	39,134	594,939
	Engineers India, Ltd.	1,593,126	2,024,482
	Entertainment Network India, Ltd.	47,731	167,571
*	Eris Lifesciences, Ltd.	16,839	123,146
	Escorts, Ltd.	918,291	10,286,366
	Essel Propack, Ltd.	256,742	645,100
*	Excel Crop Care, Ltd.	2,462	110,207
	Excel Industries, Ltd.	6,518	80,586
	Exide Industries, Ltd.	2,083,929	5,729,864
*	FDC, Ltd.	466,855	1,532,531
	Federal Bank, Ltd.	13,118,340	16,781,798
	Finolex Cables, Ltd.	597,121	3,328,537
	Finolex Industries, Ltd.	488,624	3,875,469
	Firstsource Solutions, Ltd.	2,776,049	1,696,481

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Fortis Healthcare, Ltd.	1,097,830	$2,351,693
*	Future Enterprises, Ltd.	1,933,513	646,438
	Future Lifestyle Fashions, Ltd.	58,028	337,277
*	Future Retail, Ltd.	810,120	3,737,015
	Gabriel India, Ltd.	791,415	1,255,358
	GAIL India, Ltd.	9,285,447	15,649,482
	Galaxy Surfactants, Ltd.	685	15,493
	Garware Technical Fibres, Ltd.	59,217	1,238,894
	Gateway Distriparks, Ltd.	728,215	1,413,820
*	Gayatri Projects, Ltd.	190,466	145,147
	GE Power India, Ltd.	45,539	438,745
	GE T&D India, Ltd.	152,570	357,373
	General Insurance Corp. of India	36,391	126,921
*	GFL, Ltd.	242,231	481,045
	GHCL, Ltd.	427,748	1,112,223
	GIC Housing Finance, Ltd.	250,117	536,847
	Gillette India, Ltd.	27,507	2,405,528
	GlaxoSmithKline Consumer Healthcare, Ltd.	46,331	5,721,336
	GlaxoSmithKline Pharmaceuticals, Ltd.	48,509	1,128,551
	Glenmark Pharmaceuticals, Ltd.	1,067,896	4,627,895
*	GMR Infrastructure, Ltd.	10,602,094	3,373,573
	GOCL Corp., Ltd.	29,857	120,888
	Godfrey Phillips India, Ltd.	143,120	2,418,037
	Godrej Agrovet, Ltd.	6,017	46,957
	Godrej Consumer Products, Ltd.	1,646,395	15,496,174
	Godrej Industries, Ltd.	306,719	1,766,565
*	Godrej Properties, Ltd.	216,272	3,276,927
	Granules India, Ltd.	1,263,179	2,579,357
	Graphite India, Ltd.	284,329	1,180,867
	Grasim Industries, Ltd.	1,092,338	11,885,070
	Great Eastern Shipping Co., Ltd. (The)	541,931	2,281,316
	Greaves Cotton, Ltd.	1,095,178	2,070,367
*	Greenpanel Industries, Ltd.	304,107	238,196
	Greenply Industries, Ltd.	316,384	676,941
	Grindwell Norton, Ltd.	58,381	519,499
	Gujarat Alkalies & Chemicals, Ltd.	273,697	1,518,148
	Gujarat Ambuja Exports, Ltd.	264,213	567,953
*	Gujarat Fluorochemicals, Ltd.	266,329	2,306,186
	Gujarat Gas, Ltd.	1,267,645	5,122,515
	Gujarat Industries Power Co., Ltd.	230,702	259,583
	Gujarat Mineral Development Corp., Ltd.	928,174	791,790
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	599,376	1,630,550
	Gujarat Pipavav Port, Ltd.	1,452,353	1,776,334
	Gujarat State Fertilizers & Chemicals, Ltd.	886,282	1,060,010
	Gujarat State Petronet, Ltd.	1,593,460	5,644,456
	Gulf Oil Lubricants India, Ltd.	124,557	1,407,537
*	GVK Power & Infrastructure, Ltd.	4,900,817	299,084
	Hatsun Agro Products, Ltd.	70,541	627,400
	Havells India, Ltd.	1,499,982	12,678,772
	HBL Power Systems, Ltd.	313,844	83,980
	HCL Technologies, Ltd.	7,106,452	58,928,652
	HDFC Bank Ltd.	5,989,118	102,417,136
	HDFC Life Insurance Co., Ltd.	399,247	3,351,872
*	HealthCare Global Enterprises, Ltd.	12,428	20,269
	HEG, Ltd.	78,554	1,175,600
	HeidelbergCement India, Ltd.	1,063,538	2,974,600
*	Hemisphere Properties India, Ltd.	709,341	1,243,577
	Heritage Foods, Ltd.	110,117	571,655
	Hero MotoCorp, Ltd.	404,200	14,102,527

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hester Biosciences, Ltd.	4,356	$97,087
	Hexaware Technologies, Ltd.	1,517,434	7,756,260
	HFCL, Ltd.	8,827,474	2,088,257
	Hikal, Ltd.	360,924	625,158
	HIL, Ltd.	10,997	215,713
	Himadri Speciality Chemical, Ltd.	939,511	868,897
	Himatsingka Seide, Ltd.	398,183	709,917
	Hindalco Industries, Ltd.	6,540,795	17,260,604
	Hinduja Global Solutions, Ltd.	65,465	616,605
*	Hindustan Construction Co., Ltd.	208,061	31,770
*	Hindustan Oil Exploration Co., Ltd.	197,864	284,461
	Hindustan Petroleum Corp., Ltd.	3,152,502	10,283,760
	Hindustan Unilever, Ltd.	2,140,531	61,031,305
	Honda SIEL Power Products, Ltd.	9,298	156,634
	Honeywell Automation India, Ltd.	8,512	3,302,691
*	Housing Development & Infrastructure, Ltd.	1,216,429	44,361
	Housing Development Finance Corp., Ltd.	3,425,204	115,873,397
	HT Media, Ltd.	23,689	5,121
	Huhtamaki PPL, Ltd.	109,072	378,852
	ICICI Bank, Ltd., Sponsored ADR	3,501,226	51,047,875
	ICICI Bank, Ltd.	197,870	1,458,401
	ICICI Lombard General Insurance Co., Ltd.	39,175	725,739
	ICICI Prudential Life Insurance Co., Ltd.	708,898	5,075,842
	ICICI Securities, Ltd.	25,892	170,761
	ICRA, Ltd.	1,187	48,862
*	IDFC First Bank, Ltd.	11,008,851	6,263,104
	IDFC, Ltd.	8,697,276	4,256,674
*	IFB Industries, Ltd.	35,245	296,227
*	IFCI, Ltd.	8,678,793	779,353
	IIFL Finance, Ltd.	1,078,536	2,545,469
*	IIFL Securities, Ltd.	1,078,536	818,639
	IIFL Wealth Management, Ltd.	154,077	2,882,294
	India Cements, Ltd. (The)	2,166,739	2,480,726
	India Glycols, Ltd.	130,172	500,113
	Indiabulls Housing Finance, Ltd.	3,027,210	12,993,913
*	Indiabulls Integrated Services, Ltd.	50,548	84,010
*	Indiabulls Real Estate, Ltd.	3,091,140	4,506,906
	Indiabulls Ventures, Ltd.	1,005,797	2,491,444
	Indiabulls Ventures, Ltd.	203,485	206,985
*	Indian Bank	1,267,584	1,838,507
	Indian Hotels Co., Ltd. (The)	2,724,364	5,444,380
	Indian Hume Pipe Co., Ltd.	82,136	297,057
	Indian Oil Corp., Ltd.	6,279,620	9,974,509
*	Indian Overseas Bank	3,449,194	490,711
	Indo Count Industries, Ltd.	856,164	635,097
	Indoco Remedies, Ltd.	266,696	838,041
	Indraprastha Gas, Ltd.	1,810,600	12,844,550
	IndusInd Bank, Ltd.	837,781	14,679,428
	INEOS Styrolution India, Ltd.	23,972	268,149
	Infibeam Avenues, Ltd.	1,622,856	1,301,790
	Info Edge India, Ltd.	36,321	1,444,061
	Infosys, Ltd., Sponsored ADR	7,416,008	81,279,448
	Infosys, Ltd.	12,734,298	139,377,952
	Ingersoll-Rand India, Ltd.	75,325	703,383
	Inox Leisure, Ltd.	682,582	3,863,222
	Insecticides India, Ltd.	31,162	241,491
*	Intellect Design Arena, Ltd.	440,972	1,046,201
	InterGlobe Aviation, Ltd.	125,978	2,442,435
	Ipca Laboratories, Ltd.	401,140	7,032,824

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	IRB Infrastructure Developers, Ltd.	1,626,203	$2,349,375
	ITC, Ltd.	13,190,874	43,432,084
	ITD Cementation India, Ltd.	529,668	447,616
	J Kumar Infraprojects, Ltd.	287,353	622,606
	Jagran Prakashan, Ltd.	996,847	942,817
	Jai Corp., Ltd.	461,293	718,904
*	Jain Irrigation Systems, Ltd.	4,317,964	428,704
*	Jaiprakash Associates, Ltd.	15,122,559	401,594
*	Jaiprakash Power Ventures, Ltd.	8,915,158	287,909
*	Jammu & Kashmir Bank, Ltd. (The)	2,423,179	930,648
	Jamna Auto Industries, Ltd.	1,836,996	1,079,693
	JB Chemicals & Pharmaceuticals, Ltd.	252,680	1,756,868
	Jindal Photo Imaging, Ltd.	48,659	41,051
	Jindal Poly Films, Ltd.	194,636	637,627
	Jindal Saw, Ltd.	1,631,263	2,050,479
*	Jindal Stainless Hisar, Ltd.	888,373	954,973
*	Jindal Stainless, Ltd.	609,902	341,972
*	Jindal Steel & Power, Ltd.	3,303,727	8,105,433
	JK Cement, Ltd.	198,664	3,849,193
	JK Lakshmi Cement, Ltd.	330,685	1,652,515
	JK Paper, Ltd.	864,045	1,551,296
	JK Tyre & Industries, Ltd.	1,026,899	1,063,980
	JM Financial, Ltd.	2,910,238	4,300,650
	JMC Projects India, Ltd.	122,380	167,273
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	64,470	2,174,167
	JSW Energy, Ltd.	4,683,812	4,117,819
	JSW Steel, Ltd.	9,387,775	32,698,927
	JTEKT India, Ltd.	160,829	186,708
	Jubilant Foodworks, Ltd.	733,588	19,434,544
	Jubilant Life Sciences, Ltd.	977,854	7,901,943
*	Just Dial, Ltd.	332,855	2,609,675
	Jyothy Labs Ltd.	650,061	1,408,161
	Kajaria Ceramics, Ltd.	861,718	7,006,343
	Kalpataru Power Transmission, Ltd.	619,348	3,874,510
	Kalyani Steels, Ltd.	178,214	546,800
	Kansai Nerolac Paints, Ltd.	648,499	4,587,955
	Karnataka Bank, Ltd. (The)	2,037,968	2,100,922
	Karur Vysya Bank, Ltd. (The)	3,595,434	2,441,808
	Kaveri Seed Co., Ltd.	287,838	1,906,423
	KCP, Ltd. (The)	502,380	449,618
	KEC International, Ltd.	1,190,758	5,636,120
	KEI Industries, Ltd.	633,507	5,009,349
	Kewal Kiran Clothing, Ltd.	454	6,243
	Kiri Industries, Ltd.	121,934	654,809
	Kirloskar Brothers, Ltd.	90,012	186,238
	Kirloskar Oil Engines, Ltd.	147,627	303,449
	KNR Constructions, Ltd.	348,858	1,486,049
	Kolte-Patil Developers, Ltd.	301,715	1,120,027
	Kotak Mahindra Bank, Ltd.	1,786,619	42,191,847
*	KPIT Technologies, Ltd.	1,778,899	2,456,350
	KPR Mill, Ltd.	111,209	1,060,675
	KRBL, Ltd.	646,907	2,388,599
	KSB, Ltd.	21,421	221,942
	L&T Finance Holdings, Ltd.	5,025,072	8,212,991
	LA Opala RG, Ltd.	107,650	277,354
	Lakshmi Machine Works, Ltd.	21,061	966,999
*	Lakshmi Vilas Bank, Ltd. (The)	936,413	198,630
*	Lanco Infratech, Ltd.	978,499	772
	Larsen & Toubro Infotech, Ltd.	184,566	5,005,824

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Larsen & Toubro, Ltd.	1,840,287	$35,268,696
	Laurus Labs, Ltd.	59,747	360,334
	LG Balakrishnan & Bros, Ltd.	53,475	231,356
	LIC Housing Finance, Ltd.	2,725,482	16,725,544
	Linde India, Ltd.	52,952	551,473
	LT Foods, Ltd.	1,278,157	478,198
	Lumax Industries, Ltd.	11,696	243,323
	Lupin, Ltd.	1,573,979	15,799,348
	LUX Industries, Ltd.	60,119	1,248,243
	Magma Fincorp, Ltd.	543,068	440,906
	Mahanagar Gas, Ltd.	160,796	2,641,178
	Maharashtra Scooters, Ltd.	6,499	397,364
	Maharashtra Seamless, Ltd.	245,651	1,331,065
	Mahindra & Mahindra Financial Services, Ltd.	2,213,652	11,404,783
	Mahindra & Mahindra, Ltd.	3,297,283	26,230,115
*	Mahindra CIE Automotive, Ltd.	613,565	1,504,179
*	Mahindra Holidays & Resorts India, Ltd.	505,020	1,686,272
	Mahindra Lifespace Developers, Ltd.	190,436	1,119,886
	Mahindra Logistics, Ltd.	12,013	71,997
	Majesco, Ltd.	97,897	536,565
	Manappuram Finance, Ltd.	6,473,321	16,976,768
	Mangalam Cement, Ltd.	821	3,281
	Mangalore Refinery & Petrochemicals, Ltd.	1,640,497	1,056,769
	Marico, Ltd.	3,185,376	14,150,155
	Marksans Pharma, Ltd.	2,335,721	604,690
	Maruti Suzuki India, Ltd.	415,540	40,207,194
	MAS Financial Services, Ltd.	7,234	99,804
	Mastek, Ltd.	86,955	538,290
*	Max Financial Services, Ltd.	1,008,482	7,148,035
*	Max India, Ltd.	836,816	1,012,242
	Mayur Uniquoters, Ltd.	125,960	408,060
	Meghmani Organics, Ltd.	1,409,203	1,081,321
	Minda Corp., Ltd.	757,732	1,123,170
	Minda Industries, Ltd.	667,906	3,683,789
	Mindtree, Ltd.	178,842	2,217,834
	Mishra Dhatu Nigam, Ltd.	14,785	33,375
	MM Forgings, Ltd.	13,582	89,401
	MOIL, Ltd.	644,598	1,378,969
*	Morepen Laboratories, Ltd.	1,896,828	391,597
	Motherson Sumi Systems, Ltd.	5,894,987	10,977,918
	Motilal Oswal Financial Services, Ltd.	247,643	2,747,574
	Mphasis, Ltd.	605,498	7,851,483
	MPS, Ltd.	30,914	155,958
	MRF, Ltd.	9,848	9,591,442
	Multi Commodity Exchange of India, Ltd.	57,372	994,340
*	Muthoot Capital Services, Ltd.	35,971	299,970
	Muthoot Finance, Ltd.	1,163,289	12,365,216
	Narayana Hrudayalaya, Ltd.	30,558	161,782
	Natco Pharma, Ltd.	599,828	5,327,838
	National Aluminium Co., Ltd.	6,055,539	3,613,417
	Nava Bharat Ventures, Ltd.	697,414	699,451
	Navin Fluorine International, Ltd.	133,734	2,160,222
	Navneet Education, Ltd.	755,978	968,161
	NBCC India, Ltd.	2,976,255	1,402,465
	NCC, Ltd.	5,481,333	4,173,571
	NESCO, Ltd.	219,806	2,301,919
	Nestle India, Ltd.	102,135	21,960,578
*	Network18 Media & Investments, Ltd.	268,691	98,755
	Neuland Laboratories, Ltd.	24,295	143,700

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NHPC, Ltd.	10,295,531	$3,514,394
	NIIT Technologies, Ltd.	42,402	1,146,608
	NIIT, Ltd.	751,046	1,032,719
	Nilkamal, Ltd.	83,141	1,645,829
	NLC India, Ltd.	749,864	614,828
	NOCIL, Ltd.	820,513	1,096,351
	NRB Bearings, Ltd.	312,497	418,131
	NTPC, Ltd.	6,090,532	9,633,846
	Nucleus Software Exports, Ltd.	56,335	238,884
	Oberoi Realty, Ltd.	570,347	4,359,434
	Oil & Natural Gas Corp., Ltd.	5,994,313	9,242,339
	Oil India, Ltd.	1,117,674	2,032,141
	Omaxe, Ltd.	540,425	1,174,016
*	Oracle Financial Services Software, Ltd.	97,096	3,974,020
	Orient Cement, Ltd.	609,895	656,176
	Orient Electric, Ltd.	218,209	756,475
	Orient Refractories, Ltd.	203,893	721,084
*	Oriental Bank of Commerce	2,726,542	1,911,788
	Oriental Carbon & Chemicals, Ltd.	6,014	84,326
	Page Industries, Ltd.	31,237	10,674,259
	Paisalo Digital, Ltd.	15,106	54,704
	Parag Milk Foods, Ltd.	297,545	577,353
*	PC Jeweller, Ltd.	2,004,138	625,778
	Persistent Systems, Ltd.	355,044	3,448,685
	Petronet LNG, Ltd.	5,707,049	21,277,233
	Pfizer, Ltd.	76,735	4,441,047
	Phillips Carbon Black, Ltd.	621,818	1,084,891
	Phoenix Mills, Ltd. (The)	344,000	4,167,966
	PI Industries, Ltd.	581,800	12,568,180
	Pidilite Industries, Ltd.	750,412	15,818,962
	Piramal Enterprises, Ltd.	419,590	9,057,537
	Piramal Enterprises, Ltd.	55,608	1,204,194
	PNB Housing Finance, Ltd.	158,265	960,569
	PNC Infratech, Ltd.	104,489	290,802
	Poly Medicure, Ltd.	53,069	203,808
	Polyplex Corp., Ltd.	81,708	615,239
*	Power Finance Corp., Ltd.	6,037,198	9,832,289
	Power Grid Corp. of India, Ltd.	5,373,544	14,088,956
	Power Mech Projects, Ltd.	17,532	180,668
*	Prabhat Dairy, Ltd.	59,997	71,800
	Praj Industries, Ltd.	441,545	698,301
	Prakash Industries, Ltd.	650,924	405,172
	Prestige Estates Projects, Ltd.	858,342	4,625,324
*	Prime Focus, Ltd.	99,429	60,303
	Prism Johnson, Ltd.	499,248	478,580
*	Procter & Gamble Health, Ltd.	50,266	3,116,544
	Procter & Gamble Hygiene & Health Care, Ltd.	29,714	4,597,050
	PSP Projects, Ltd.	11,848	85,050
	PTC India Financial Services, Ltd.	2,393,781	484,231
	PTC India, Ltd.	2,599,343	2,108,959
*	Punjab National Bank	4,436,746	3,748,779
	Puravankara, Ltd.	53,055	49,788
	PVR, Ltd.	271,563	7,408,189
*	Quess Corp., Ltd.	97,280	859,952
	Quick Heal Technologies, Ltd.	155,325	274,185
	Radico Khaitan, Ltd.	492,021	2,733,339
	Rain Industries Ltd.	1,540,045	2,335,353
	Rajesh Exports, Ltd.	652,804	6,581,192
	Rallis India, Ltd.	686,402	2,256,168

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ramco Cements, Ltd. (The)	634,223	$6,943,506
	Ramco Industries, Ltd.	170,553	446,628
	Ramkrishna Forgings, Ltd.	113,386	558,362
	Rane Holdings, Ltd.	14,529	156,376
	Rashtriya Chemicals & Fertilizers, Ltd.	1,625,168	1,220,658
	Ratnamani Metals & Tubes, Ltd.	42,810	738,030
	Raymond, Ltd.	394,213	3,535,385
	RBL Bank, Ltd.	684,121	3,048,001
	REC, Ltd.	7,357,535	14,761,254
	Redington India, Ltd.	1,789,791	2,884,021
	Relaxo Footwears, Ltd.	206,620	2,128,181
*	Reliance Capital, Ltd.	539,791	68,710
*	Reliance Communications, Ltd.	9,283,948	103,567
	Reliance Industries, Ltd., GDR	155,156	6,062,505
	Reliance Industries, Ltd.	11,554,051	227,630,631
	Reliance Industries, Ltd., GDR	22,821	892,301
*	Reliance Infrastructure, Ltd.	751,506	227,256
*	Reliance Power, Ltd.	6,603,189	161,481
	Repco Home Finance, Ltd.	518,531	2,410,664
*	RP-SG Business Process Services, Ltd.	131,534	621,313
	Sadbhav Engineering, Ltd.	510,222	936,545
	Sadbhav Infrastructure Project, Ltd.	69,153	39,873
	Sagar Cements, Ltd.	4,371	33,049
*	Sanghi Industries, Ltd.	204,903	112,652
	Sanofi India, Ltd.	46,749	4,333,791
	Saregama India, Ltd.	29,176	171,128
	Sasken Technologies, Ltd.	20,205	165,962
	Savita Oil Technologies, Ltd.	491	5,959
	SBI Life Insurance Co., Ltd.	88,857	1,233,188
	Schaeffler India, Ltd.	28,297	1,813,795
	Sequent Scientific, Ltd.	266,455	339,756
	Seshasayee Paper & Boards, Ltd.	3,105	7,104
*	SH Kelkar & Co., Ltd.	106,361	167,015
	Shankara Building Products, Ltd.	37,658	202,488
	Sharda Cropchem, Ltd.	132,225	435,402
*	Sheela Foam, Ltd.	4,039	83,608
	Shilpa Medicare, Ltd.	62,597	234,331
*	Shipping Corp. of India, Ltd.	1,401,161	1,178,823
	Shoppers Stop, Ltd.	89,085	518,266
	Shree Cement, Ltd.	37,366	12,032,888
	Shriram City Union Finance, Ltd.	36,098	684,667
	Shriram Transport Finance Co., Ltd.	1,072,239	15,274,419
	Siemens, Ltd.	215,658	4,522,619
*	Sintex Plastics Technology, Ltd.	1,145,726	17,668
	Siyaram Silk Mills, Ltd.	47,551	150,013
	SKF India, Ltd.	91,184	2,636,644
	SML ISUZU, Ltd.	58,068	456,470
	Sobha, Ltd.	601,222	3,778,217
	Solar Industries India, Ltd.	127,348	2,270,263
	Solara Active Pharma Sciences, Ltd.	53,545	346,592
	Somany Ceramics, Ltd.	80,219	240,822
*	Somany Home Innovation, Ltd.	323,214	711,132
	Sonata Software, Ltd.	679,805	3,200,569
	South Indian Bank, Ltd. (The)	11,036,247	1,621,412
*	Spencer's Retail Ltd.	214,261	257,965
	Srei Infrastructure Finance, Ltd.	1,229,535	172,720
	SRF, Ltd.	233,885	12,381,943
	Srikalahasthi Pipes, Ltd.	101,100	279,685
*	Star Cement, Ltd.	185,669	216,672

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	State Bank of India	4,684,592	$20,805,894
*	State Bank of India, GDR	13,057	578,857
*	State Bank of India, GDR	1,550	68,820
	Steel Authority of India, Ltd.	7,668,474	4,973,115
	Sterlite Technologies, Ltd.	1,560,140	2,715,860
	Strides Pharma Science, Ltd.	565,613	3,660,945
	Subros, Ltd.	173,639	593,513
	Sudarshan Chemical Industries	279,818	1,783,038
	Sun Pharmaceutical Industries, Ltd.	2,283,136	13,920,767
	Sun TV Network, Ltd.	1,017,949	6,699,887
	Sundaram Finance Holdings, Ltd.	91,918	87,676
	Sundaram Finance, Ltd.	114,613	2,636,673
	Sundaram-Clayton, Ltd.	6,069	187,571
	Sundram Fasteners, Ltd.	786,266	5,639,351
	Sunteck Realty, Ltd.	411,400	2,294,869
	Suprajit Engineering, Ltd.	250,249	713,592
	Supreme Industries, Ltd.	408,973	8,016,606
	Supreme Petrochem, Ltd.	230,846	599,336
	Surya Roshni, Ltd.	216,890	543,599
	Suven Life Sciences, Ltd.	473,353	155,202
	Suven Pharmaceuticals, Ltd.	473,353	1,865,020
*	Suzlon Energy, Ltd.	21,192,664	705,822
	Swan Energy, Ltd.	50,703	78,306
	Swaraj Engines, Ltd.	21,440	369,372
	Symphony, Ltd.	119,458	2,026,170
*	Syndicate Bank	7,498,483	2,534,111
	Syngene International, Ltd.	512,657	2,248,899
	TAKE Solutions, Ltd.	739,289	989,204
	Tasty Bite Eatables, Ltd.	225	25,753
	Tata Chemicals, Ltd.	763,814	8,038,943
	Tata Communications, Ltd.	709,341	4,091,228
	Tata Consultancy Services, Ltd.	3,896,968	113,845,247
	Tata Elxsi, Ltd.	226,824	3,015,011
	Tata Global Beverages, Ltd.	2,901,057	15,587,964
	Tata Metaliks, Ltd.	167,122	1,456,472
#*	Tata Motors, Ltd., Sponsored ADR	247,865	3,006,602
*	Tata Motors, Ltd.	15,045,682	36,963,966
	Tata Power Co., Ltd. (The)	7,686,521	6,205,258
*	Tata Sponge Iron, Ltd.	200,659	1,107,175
	Tata Steel, Ltd.	3,166,936	19,290,704
	TCI Express, Ltd.	167,462	2,078,263
	Tech Mahindra, Ltd.	3,293,080	36,892,760
*	Techno Electric & Engineering Co., Ltd.	251,349	1,052,339
	Tejas Networks, Ltd.	29,014	33,269
	Texmaco Rail & Engineering, Ltd.	784,559	415,074
	Thermax, Ltd.	157,398	2,388,399
	Thirumalai Chemicals, Ltd.	698,321	636,182
	Thomas Cook India, Ltd.	407,390	320,136
	Thyrocare Technologies, Ltd.	64,929	507,120
	Tide Water Oil Co India, Ltd.	7,242	474,626
	Time Technoplast, Ltd.	1,091,465	828,508
	Timken India, Ltd.	169,851	2,354,823
	Tinplate Co. of India, Ltd. (The)	366,355	729,577
	Titan Co., Ltd.	1,325,225	21,984,757
	Torrent Pharmaceuticals, Ltd.	362,880	9,792,752
	Torrent Power, Ltd.	1,502,047	6,495,371
	Tourism Finance Corp. of India, Ltd.	64,118	64,900
	Transport Corp. of India, Ltd.	362,262	1,350,413
	Trent, Ltd.	335,830	2,783,376

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Trident, Ltd.	12,100,580	$1,060,572
	Triveni Engineering & Industries, Ltd.	1,056,769	1,170,260
	Triveni Turbine, Ltd.	689,421	948,196
	TTK Prestige, Ltd.	30,912	2,499,888
	Tube Investments of India, Ltd.	480,897	3,475,245
	TV Today Network, Ltd.	300,463	1,016,628
*	TV18 Broadcast, Ltd.	5,925,306	2,126,819
	TVS Srichakra, Ltd.	23,344	556,946
*	UCO Bank	2,841,300	620,689
	Uflex, Ltd.	384,134	1,127,422
	UltraTech Cement, Ltd.	327,736	20,277,224
	Unichem Laboratories, Ltd.	299,370	691,412
*	Union Bank of India	3,935,977	2,716,961
*	Unitech, Ltd.	399,220	9,209
	United Breweries, Ltd.	477,376	8,419,893
*	United Spirits, Ltd.	1,664,465	14,472,362
	UPL, Ltd.	4,821,995	35,495,542
*	VA Tech Wabag, Ltd.	274,785	824,418
	Vaibhav Global, Ltd.	33,547	502,318
	Vakrangee, Ltd.	2,647,903	1,860,419
	Vardhman Textiles, Ltd.	165,854	2,411,619
	Varun Beverages, Ltd.	15,606	168,551
	Vedanta, Ltd.	14,124,326	27,011,863
	Vedanta, Ltd., ADR	319,264	2,522,186
	Venky's India, Ltd.	52,815	1,236,325
	Vesuvius India, Ltd.	9,596	146,543
	V-Guard Industries, Ltd.	1,326,076	4,174,353
	Vinati Organics, Ltd.	124,374	3,897,316
	Vindhya Telelinks, Ltd.	15,571	190,191
	VIP Industries, Ltd.	700,482	4,536,293
	V-Mart Retail, Ltd.	51,305	1,433,254
*	Vodafone Idea, Ltd.	58,779,832	4,375,168
	Voltas, Ltd.	486,941	4,739,453
	VRL Logistics, Ltd.	412,615	1,599,338
	VST Industries, Ltd.	28,150	1,749,976
	VST Tillers Tractors, Ltd.	10,910	207,558
	WABCO India, Ltd.	31,559	3,010,307
	Welspun Corp., Ltd.	1,101,802	2,647,559
	Welspun Enterprises, Ltd.	592,682	653,395
	Welspun India, Ltd.	3,517,899	2,122,908
	West Coast Paper Mills, Ltd.	280,000	890,823
	Wheels India, Ltd.	4,388	36,644
	Whirlpool of India, Ltd.	150,593	5,192,510
	Wipro, Ltd.	6,010,508	19,966,530
*	Wockhardt, Ltd.	304,194	1,496,255
	Wonderla Holidays, Ltd.	58,499	203,346
	Yes Bank, Ltd.	12,651,241	6,930,445
	Zee Entertainment Enterprises, Ltd.	2,643,528	9,915,628
	Zee Learn, Ltd.	431,939	113,514
	Zensar Technologies, Ltd.	656,787	1,571,468
	Zydus Wellness, Ltd.	58,987	1,237,985
TOTAL INDIA			3,514,901,044
INDONESIA — (2.5%)
	Ace Hardware Indonesia Tbk PT	67,869,800	8,538,462
	Adaro Energy Tbk PT	202,749,200	18,019,114
	Adhi Karya Persero Tbk PT	26,562,579	1,995,583
*	Agung Podomoro Land Tbk PT	73,478,700	771,457
	AKR Corporindo Tbk PT	11,836,300	2,856,818

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Alam Sutera Realty Tbk PT	150,402,000	$2,175,976
	Aneka Tambang Tbk	114,179,919	5,999,195
	Arwana Citramulia Tbk PT	18,995,100	596,351
	Asahimas Flat Glass Tbk PT	476,500	116,309
	Astra Agro Lestari Tbk PT	4,879,522	4,233,411
	Astra International Tbk PT	79,554,400	36,725,281
	Astra Otoparts Tbk PT	1,183,800	103,792
*	Astrindo Nusantara Infrastructure Tbk PT	23,591,300	86,308
*	Asuransi Kresna Mitra Tbk PT	1,160,200	114,567
*	Bakrie Telecom Tbk PT	35,294,139	48,463
*	Bank Artha Graha Internasional Tbk PT	18,584,000	74,650
*	Bank Bukopin Tbk	62,572,100	1,023,606
	Bank Central Asia Tbk PT	27,776,800	65,637,118
	Bank Danamon Indonesia Tbk PT	12,730,654	3,233,443
*	Bank Ina Perdana PT	2,332,500	158,264
	Bank Mandiri Persero Tbk PT	46,183,436	25,252,885
	Bank Maybank Indonesia Tbk PT	3,700,300	54,150
	Bank Negara Indonesia Persero Tbk PT	39,267,730	20,573,836
*	Bank Pan Indonesia Tbk PT	39,963,100	3,383,077
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	37,701,800	2,713,578
	Bank Pembangunan Daerah Jawa Timur Tbk PT	52,428,700	2,399,635
*	Bank Permata Tbk PT	35,403,719	3,033,226
	Bank Rakyat Indonesia Persero Tbk PT	281,291,900	91,449,338
	Bank Tabungan Negara Persero Tbk PT	46,100,835	6,274,822
	Barito Pacific Tbk PT	262,740,200	25,045,890
	Bayan Resources Tbk PT	949,000	943,633
	Bekasi Fajar Industrial Estate Tbk PT	59,492,300	725,994
*	Berlian Laju Tanker Tbk PT	13,416,966	6,878
*	Bintang Oto Global Tbk PT	1,919,800	220,698
	BISI International Tbk PT	12,624,712	923,150
	Blue Bird Tbk PT	780,400	134,241
*	Buana Lintas Lautan Tbk PT	12,216,500	157,975
	Bukit Asam Tbk PT	40,830,500	6,559,833
*	Bumi Resources Tbk PT	70,678,500	273,182
*	Bumi Serpong Damai Tbk PT	61,442,000	4,981,816
*	Bumi Teknokultura Unggul Tbk PT	24,398,900	89,471
*	Capital Financial Indonesia Tbk PT	572,300	17,510
	Catur Sentosa Adiprana Tbk PT	864,200	26,053
	Charoen Pokphand Indonesia Tbk PT	43,116,960	20,898,455
	Ciputra Development Tbk PT	141,325,415	9,182,040
*	Citra Marga Nusaphala Persada Tbk PT	13,387,781	1,956,189
*	City Retail Developments Tbk PT	11,633,200	127,342
*	Clipan Finance Indonesia Tbk PT	2,919,000	53,836
*	Delta Dunia Makmur Tbk PT	93,016,100	1,490,497
	Dharma Satya Nusantara Tbk PT	3,624,400	108,889
*	Eagle High Plantations Tbk PT	151,674,700	1,273,005
	Elnusa Tbk PT	58,342,800	1,154,148
	Erajaya Swasembada Tbk PT	17,076,400	1,970,002
*	Gajah Tunggal Tbk PT	25,364,600	916,939
*	Garuda Indonesia Persero Tbk PT	52,238,653	1,543,837
*	Global Mediacom Tbk PT	102,651,300	2,553,525
	Gudang Garam Tbk PT	3,528,800	14,378,008
*	Hanson International Tbk PT	637,185,300	2,333,157
	Harum Energy Tbk PT	11,369,500	1,107,273
	Hexindo Adiperkasa Tbk PT	615,356	139,370
	Indah Kiat Pulp & Paper Corp. Tbk PT	20,822,800	10,208,917
	Indika Energy Tbk PT	21,820,100	1,518,822
	Indo Tambangraya Megah Tbk PT	4,737,900	3,469,272
	Indocement Tunggal Prakarsa Tbk PT	4,114,400	4,930,569

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Indofood CBP Sukses Makmur Tbk PT	10,648,700	$8,836,533
	Indofood Sukses Makmur Tbk PT	42,707,600	24,470,881
	Indomobil Sukses Internasional Tbk PT	2,605,300	179,689
	Indo-Rama Synthetics Tbk PT	151,200	25,967
*	Indosat Tbk PT	8,142,100	1,357,917
	Industri dan Perdagangan Bintraco Dharma Tbk PT	15,258,000	105,003
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	10,668,500	931,826
*	Inti Agri Resources Tbk PT	10,879,700	39,838
*	Intikeramik Alamasri Industri Tbk PT	6,837,200	25,514
	Intiland Development Tbk PT	96,109,400	2,051,831
	Japfa Comfeed Indonesia Tbk PT	56,876,100	6,212,307
	Jasa Marga Persero Tbk PT	13,944,793	4,675,150
	Jaya Real Property Tbk PT	4,465,600	174,600
	Kalbe Farma Tbk PT	87,111,000	9,086,931
	Kapuas Prima Coal Tbk PT	37,262,800	971,265
*	Kawasan Industri Jababeka Tbk PT	156,386,645	3,391,007
	KMI Wire & Cable Tbk PT	29,680,500	1,045,296
*	Krakatau Steel Persero Tbk PT	49,581,737	984,249
*	Kresna Graha Investama Tbk PT	101,741,900	3,567,443
	Link Net Tbk PT	4,669,800	1,254,228
*	Lippo Cikarang Tbk PT	24,347,785	1,317,120
*	Lippo Karawaci Tbk PT	541,349,162	9,099,055
*	M Cash Integrasi PT	403,200	66,110
	Malindo Feedmill Tbk PT	15,969,000	1,039,218
	Matahari Department Store Tbk PT	20,408,300	4,383,523
	Mayora Indah Tbk PT	42,332,525	5,953,541
*	Medco Energi Internasional Tbk PT	99,815,500	5,106,265
	Media Nusantara Citra Tbk PT	59,373,793	6,874,232
*	Mega Manunggal Property Tbk PT	504,800	6,210
	Metrodata Electronics Tbk PT	3,461,400	424,008
	Metropolitan Kentjana Tbk PT	11,400	12,199
*	Minna Padi Investama Sekuritas Tbk PT	121,800	447
	Mitra Adiperkasa Tbk PT	103,210,300	7,250,480
	Mitra Keluarga Karyasehat Tbk PT	9,938,600	1,884,255
*	MNC Investama Tbk PT	192,282,200	914,384
*	MNC Land Tbk PT	269,000	2,873
*	MNC Sky Vision Tbk PT	1,928,500	183,030
*	Modernland Realty Tbk PT	53,517,000	754,239
*	Multipolar Tbk PT	17,675,400	86,413
	Nippon Indosari Corpindo Tbk PT	20,103,089	1,912,112
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,890,800	3,244,509
*	Pacific Strategic Financial Tbk PT	284,700	14,602
	Pakuwon Jati Tbk PT	133,262,800	5,058,062
	Pan Brothers Tbk PT	42,792,100	876,132
*	Panin Financial Tbk PT	213,341,200	4,058,518
*	Paninvest Tbk PT	5,860,000	420,200
*	Pelayaran Tamarin Samudra Tbk PT	22,703,500	339,034
	Perusahaan Gas Negara Tbk PT	61,588,200	7,633,123
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	48,209,700	4,139,626
*	Pool Advista Indonesia Tbk PT	8,941,700	102,153
	PP Persero Tbk PT	37,342,390	3,744,494
	PP Properti Tbk PT	78,481,600	303,886
	Puradelta Lestari Tbk PT	27,746,800	561,945
	Ramayana Lestari Sentosa Tbk PT	27,052,700	2,114,420
*	Resource Alam Indonesia Tbk PT	2,034,000	32,420
*	Rimo International Lestari Tbk PT	151,291,900	555,375
*	Salim Ivomas Pratama Tbk PT	44,356,400	1,195,161
*	Sampoerna Agro Tbk PT	5,442,659	961,769
	Sarana Menara Nusantara Tbk PT	12,575,200	775,909

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Sawit Sumbermas Sarana Tbk PT	39,255,200	$2,299,173
	Selamat Sempurna Tbk PT	17,373,600	1,762,435
	Semen Baturaja Persero Tbk PT	13,569,800	310,568
	Semen Indonesia Persero Tbk PT	9,961,900	8,678,581
*	Sentul City Tbk PT	272,435,100	1,154,327
*	Siloam International Hospitals Tbk PT	2,201,425	1,061,973
*	Sinar Mas Multiartha Tbk PT	278,500	321,728
*	Sitara Propertindo Tbk PT	29,109,300	422,090
*	Smartfren Telecom Tbk PT	16,495,700	124,081
	Sri Rejeki Isman Tbk PT	153,300,900	2,464,912
*	Sugih Energy Tbk PT	58,447,900	160,512
	Sumber Alfaria Trijaya Tbk PT	969,100	56,807
	Summarecon Agung Tbk PT	70,177,664	4,336,183
	Surya Citra Media Tbk PT	42,573,600	4,457,194
*	Surya Esa Perkasa Tbk PT	22,019,400	375,569
	Surya Semesta Internusa Tbk PT	60,152,000	2,880,782
	Telekomunikasi Indonesia Persero Tbk PT	55,290,600	15,336,335
#	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	937,901	25,857,931
	Tempo Scan Pacific Tbk PT	1,009,000	95,215
*	Tiga Pilar Sejahtera Food Tbk	35,980,639	83,002
	Timah Tbk PT	41,121,567	2,126,982
	Tiphone Mobile Indonesia Tbk PT	19,297,500	290,950
	Total Bangun Persada Tbk PT	12,914,800	385,660
*	Totalindo Eka Persada Tbk PT	19,260,400	253,378
	Tower Bersama Infrastructure Tbk PT	66,513,200	5,632,773
*	Trada Alam Minera Tbk PT	173,119,000	633,903
	Trias Sentosa Tbk PT	3,690,500	110,148
	Tunas Baru Lampung Tbk PT	28,844,600	1,758,007
	Tunas Ridean Tbk PT	8,038,500	576,855
	Ultrajaya Milk Industry & Trading Co. Tbk PT	10,837,000	1,340,015
	Unilever Indonesia Tbk PT	27,116,000	15,750,126
	United Tractors Tbk PT	12,713,746	17,766,136
*	Vale Indonesia Tbk PT	20,974,850	4,820,451
*	Visi Media Asia Tbk PT	82,276,300	299,395
	Waskita Beton Precast Tbk PT	150,811,400	2,861,189
	Waskita Karya Persero Tbk PT	59,724,851	5,356,201
	Wijaya Karya Beton Tbk PT	46,119,900	1,289,489
	Wijaya Karya Persero Tbk PT	39,795,822	5,474,816
*	XL Axiata Tbk PT	36,658,800	7,742,388
TOTAL INDONESIA			728,559,918
MALAYSIA — (2.6%)
#	Duopharma Biotech Bhd	1,215,459	470,352
#	7-Eleven Malaysia Holdings Bhd, Class B	2,198,485	749,702
	Aeon Co. M Bhd	5,551,500	1,836,520
	AEON Credit Service M Bhd	852,240	2,697,087
	AFFIN Bank Bhd	4,133,066	1,850,756
	AirAsia Group Bhd	18,981,900	6,593,820
#*	AirAsia X Bhd	26,735,800	842,784
	Ajinomoto Malaysia Bhd	32,600	112,937
	Alliance Bank Malaysia Bhd	8,571,400	5,097,925
	Allianz Malaysia Bhd	27,400	96,325
	AMMB Holdings Bhd	13,322,950	11,985,135
	Amway Malaysia Holdings Bhd	101,900	139,473
#	Ann Joo Resources Bhd	2,326,050	620,631
	APM Automotive Holdings Bhd	189,700	100,855
	Astro Malaysia Holdings Bhd	9,487,700	2,765,646
	ATA IMS Bhd	27,500	11,477
#	Axiata Group Bhd	17,042,935	17,800,169

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Batu Kawan Bhd	387,650	$1,539,258
*	Berjaya Assets Bhd	1,549,900	111,432
*	Berjaya Corp. Bhd	39,012,163	2,272,178
	Berjaya Food Bhd	245,400	77,495
*	Berjaya Land Bhd	3,329,400	144,799
	Berjaya Sports Toto Bhd	6,562,598	4,038,898
*	Bermaz Auto Bhd	7,203,400	3,241,514
	BIMB Holdings Bhd	4,207,699	4,057,262
#*	Borneo Oil Bhd	9,879,600	108,128
#	Boustead Holdings Bhd	4,950,731	990,076
#	Boustead Plantations Bhd	3,265,000	475,551
#	British American Tobacco Malaysia Bhd	913,600	2,620,829
*	Bumi Armada Bhd	27,563,350	2,363,029
	Bursa Malaysia Bhd	6,460,100	8,717,908
	CAB Cakaran Corp. Bhd	2,175,800	195,742
	Cahya Mata Sarawak Bhd	4,750,100	2,489,817
#	Can-One Bhd	637,500	445,770
#	Carlsberg Brewery Malaysia Bhd, Class B	1,354,900	10,781,891
	CB Industrial Product Holding Bhd	3,066,720	682,072
	CIMB Group Holdings Bhd	20,953,199	25,126,976
	CJ Century Logistics Holdings Bhd, Class B	174,800	15,754
*	Coastal Contracts Bhd	1,852,777	576,818
	Comfort Glove Bhd	307,200	67,201
#	CSC Steel Holdings Bhd	1,215,100	304,837
#	Cypark Resources Bhd	2,823,350	911,221
	D&O Green Technologies Bhd	7,516,300	1,444,982
#	Dagang NeXchange Bhd	12,577,600	731,306
#	Datasonic Group Bhd	6,968,000	2,461,614
#*	Dayang Enterprise Holdings Bhd	5,999,563	4,007,500
	Dialog Group Bhd	8,683,584	6,901,065
	DiGi.Com Bhd	13,219,420	13,571,748
	DRB-Hicom Bhd	11,253,400	6,190,208
	Dutch Lady Milk Industries Bhd	81,800	817,428
#	Eastern & Oriental Bhd	8,520,653	1,161,011
*	Eco World Development Group Bhd	5,749,500	893,270
#*	Eco World International Bhd	504,300	92,056
#	Ekovest BHD	12,678,250	1,957,416
	Engtex Group Bhd	938,500	174,925
	Evergreen Fibreboard Bhd	6,291,350	373,099
#*	FGV Holdings Bhd	16,256,100	4,761,343
	Fraser & Neave Holdings Bhd	231,400	1,854,649
#	Frontken Corp. Bhd	8,026,400	4,538,355
#	Gabungan AQRS Bhd	3,361,507	863,249
#	Gadang Holdings Bhd	6,973,900	1,004,316
	Gamuda Bhd	8,702,200	8,158,005
	Gas Malaysia Bhd	568,700	380,892
	Genting Bhd	13,763,400	18,412,924
	Genting Malaysia Bhd	9,732,100	7,134,109
#	Genting Plantations Bhd	1,013,600	2,580,713
#	George Kent Malaysia Bhd	4,603,387	970,143
#	Globetronics Technology Bhd	6,771,845	3,852,712
	Glomac Bhd	2,693,940	228,606
	Guan Chong Bhd	780,000	569,886
	GuocoLand Malaysia Bhd	910,900	149,846
#	Hai-O Enterprise Bhd	1,896,700	923,176
	HAP Seng Consolidated Bhd	6,282,940	14,904,533
	Hap Seng Plantations Holdings Bhd	39,000	15,857
	Hartalega Holdings Bhd	8,526,200	12,292,658
#	Heineken Malaysia Bhd	879,200	5,965,603

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Hengyuan Refining Co. Bhd	1,526,500	$1,325,449
#	HeveaBoard Bhd	5,229,900	583,671
	Hiap Teck Venture Bhd	10,677,200	516,161
#*	Hibiscus Petroleum Bhd	6,806,700	1,400,813
	Hock Seng LEE Bhd	664,513	212,351
	Hong Leong Bank Bhd	1,571,965	6,114,335
	Hong Leong Financial Group Bhd	1,435,798	5,650,766
	Hong Leong Industries Bhd	546,400	1,272,311
#*	HSS Engineers Bhd	1,076,400	205,638
	Hup Seng Industries Bhd	1,335,300	293,180
	IGB Bhd	481,813	399,737
	IHH Healthcare Bhd	2,288,200	3,168,984
	IJM Corp. Bhd	21,681,326	11,137,752
	IJM Plantations Bhd	1,061,100	487,828
	Inari Amertron Bhd	23,016,732	9,730,748
	Inch Kenneth Kajang Rubber P.L.C.	113,000	16,607
	Insas Bhd	5,808,102	1,220,845
#	IOI Corp. Bhd	6,819,177	7,515,014
#	IOI Properties Group Bhd	8,914,719	2,530,878
*	Iris Corp. Bhd	17,215,200	561,691
#*	Iskandar Waterfront City Bhd	4,469,200	787,476
#*	JAKS Resources Bhd	5,539,300	1,670,729
*	Jaya Tiasa Holdings Bhd	4,604,339	814,042
	JHM Consolidation Bhd	1,188,900	422,028
	Keck Seng Malaysia Bhd	338,000	370,861
	Kenanga Investment Bank Bhd	1,293,220	131,980
	Kerjaya Prospek Group Bhd	2,172,160	701,458
#	Kim Loong Resources Bhd	794,260	244,432
	Kimlun Corp. Bhd	881,442	235,555
*	KNM Group Bhd	21,686,581	1,361,248
	Kossan Rubber Industries	7,245,400	8,636,271
	KPJ Healthcare Bhd	9,422,900	2,249,203
*	Kretam Holdings Bhd	4,088,700	423,313
*	KSL Holdings Bhd	6,620,111	1,162,077
#	Kuala Lumpur Kepong Bhd	792,822	4,396,203
	Kumpulan Fima BHD	909,400	359,215
	Land & General Bhd	22,149,620	725,814
*	Landmarks Bhd	1,904,692	208,330
	LBS Bina Group Bhd	8,863,200	1,024,329
	Lii Hen Industries Bhd	1,273,600	897,871
#	Lingkaran Trans Kota Holdings Bhd	1,146,400	1,311,843
	Lotte Chemical Titan Holding Bhd	46,700	23,316
#	LPI Capital Bhd	463,340	1,688,134
	Magni-Tech Industries Bhd	2,433,500	1,452,292
	Magnum Bhd	5,294,200	3,288,259
#	Mah Sing Group Bhd	12,958,151	2,113,668
#	Malakoff Corp. Bhd	11,529,700	2,297,435
	Malayan Banking Bhd	15,267,558	31,332,632
#	Malayan Flour Mills Bhd	4,397,100	611,174
*	Malayan United Industries Bhd	3,994,900	179,231
	Malaysia Airports Holdings Bhd	6,889,345	11,281,931
	Malaysia Building Society Bhd	16,015,102	3,101,826
*	Malaysia Marine and Heavy Engineering Holdings Bhd	2,804,100	474,674
#*	Malaysian Bulk Carriers Bhd	4,295,323	510,350
#	Malaysian Pacific Industries Bhd	1,173,225	3,404,048
	Malaysian Resources Corp. Bhd	20,720,600	3,366,152
	Malton Bhd	4,136,600	437,190
	Matrix Concepts Holdings Bhd	4,270,337	1,987,235
	Maxis Bhd	6,468,115	8,336,598

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	MBM Resources BHD	1,445,910	$1,333,410
	Media Chinese International, Ltd.	905,600	48,369
#*	Media Prima Bhd	8,765,820	447,391
#	Mega First Corp. Bhd	1,466,400	1,856,774
	MISC Bhd	5,747,460	10,737,042
#	MKH Bhd	3,092,375	1,172,746
#	MMC Corp. Bhd	7,112,200	1,523,477
	MNRB Holdings Bhd	3,915,340	968,764
*	MPHB Capital Bhd	958,500	243,220
#	Muda Holdings Bhd	992,400	322,774
	Muhibbah Engineering M Bhd	3,929,500	1,621,789
*	Mulpha International Bhd	1,885,140	825,603
	My EG Services Bhd	14,815,200	3,729,070
	Nestle Malaysia Bhd	131,500	4,622,129
#	NTPM Holdings Bhd	1,527,800	178,214
*	OCK Group Bhd	2,278,500	319,110
	Oriental Holdings BHD	860,640	1,348,805
	OSK Holdings Bhd	8,549,367	1,997,491
	Padini Holdings Bhd	5,337,700	4,306,926
	Panasonic Manufacturing Malaysia Bhd	84,700	715,357
	Pantech Group Holdings Bhd	1,728,110	203,572
#	Paramount Corp. Bhd	2,052,775	659,878
#*	Pentamaster Corp. Bhd	3,059,430	3,631,929
#	Petron Malaysia Refining & Marketing Bhd	878,100	1,027,178
	Petronas Chemicals Group Bhd	12,139,400	18,262,362
	Petronas Dagangan Bhd	1,079,700	5,834,338
	Petronas Gas Bhd	2,236,708	8,723,139
#	PIE Industrial Bhd	875,500	267,101
#	Pos Malaysia Bhd	3,338,900	1,165,285
	Power Root Bhd	36,800	19,077
	PPB Group Bhd	2,422,040	10,973,555
	Press Metal Aluminium Holdings Bhd	8,939,280	10,595,073
	Public Bank Bhd	11,255,611	50,899,471
#	QL Resources Bhd	5,178,987	10,479,872
	Ranhill Holdings Bhd	674,160	161,247
	RGB International Bhd	7,248,228	333,656
#	RHB Bank Bhd	5,884,619	8,172,952
*	Salcon Bhd	3,994,487	202,818
	Sam Engineering & Equipment M Bhd	87,300	164,156
	Sapura Energy Bhd	51,071,188	3,030,249
#	Sarawak Oil Palms Bhd	951,691	789,016
	Scientex Bhd	2,483,228	5,482,597
	SEG International BHD	533,828	82,016
	Serba Dinamik Holdings Bhd	8,429,610	4,607,596
	Shangri-La Hotels Malaysia Bhd	382,300	438,437
	Sime Darby Bhd	10,357,087	5,487,333
#	Sime Darby Plantation Bhd	7,077,487	8,723,334
#	Sime Darby Property Bhd	8,357,887	1,585,184
	SKP Resources Bhd	8,795,200	3,208,801
	SP Setia Bhd Group	4,929,459	1,568,436
*	Sumatec Resources Bhd	786,700	960
	Sunway Bhd	14,112,890	6,177,885
	Sunway Construction Group Bhd	3,577,519	1,575,424
#	Supermax Corp. Bhd	10,873,036	4,695,408
	Suria Capital Holdings Bhd	335,580	106,658
	Syarikat Takaful Malaysia Keluarga Bhd	3,266,300	3,614,061
	Ta Ann Holdings Bhd	2,407,823	1,884,290
	TA Enterprise Bhd	12,862,100	1,756,066
#	TA Global Bhd	9,633,540	553,153

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Taliworks Corp. Bhd	2,956,666	$600,774
	Tambun Indah Land Bhd	2,204,100	356,502
	Tan Chong Motor Holdings Bhd	1,342,000	420,747
	Telekom Malaysia Bhd	6,899,602	6,479,331
	Tenaga Nasional Bhd	9,934,181	30,073,226
	Thong Guan Industries Bhd	363,600	313,595
	TIME dotCom Bhd	1,663,760	3,755,950
#	Top Glove Corp. Bhd	12,811,120	18,245,076
	Tropicana Corp. Bhd	5,719,476	1,220,133
	TSH Resources Bhd	2,895,750	840,947
	Tune Protect Group Bhd	5,741,700	703,274
#	Uchi Technologies Bhd	2,598,640	1,671,593
	UEM Edgenta Bhd	2,609,400	1,691,939
*	UEM Sunrise Bhd	19,338,745	2,811,890
	UMW Holdings Bhd	3,474,406	3,311,819
	Unisem M Bhd	29,700	16,049
	United Malacca Bhd	218,650	280,142
	United Plantations Bhd	176,600	1,121,942
	UOA Development Bhd	5,757,100	2,773,272
*	Velesto Energy Bhd	22,792,392	1,906,341
	ViTrox Corp. Bhd	894,200	2,024,885
*	Vivocom International Holdings Bhd	1,801,033	8,790
#*	Vizione Holdings Bhd	1,241,742	248,436
	VS Industry Bhd	13,817,300	4,512,036
#*	Wah Seong Corp. Bhd	3,193,739	915,092
#*	WCE Holdings Bhd	1,397,100	117,880
#*	WCT Holdings Bhd	11,561,589	2,148,393
	Wellcall Holdings Bhd	3,231,850	859,634
	Westports Holdings Bhd	6,528,500	6,266,003
#	WTK Holdings Bhd	2,932,850	345,112
	Yinson Holdings Bhd	3,110,500	4,686,717
*	YNH Property Bhd	4,424,693	2,893,154
	YTL Corp. Bhd	38,754,318	8,439,646
	YTL Power International Bhd	9,408,759	1,717,833
TOTAL MALAYSIA			754,072,612
MEXICO — (3.0%)
#	ALEATICA S.A.B. de C.V.	54,542	84,257
	Alfa S.A.B. de C.V., Class A	30,738,314	23,116,162
#	Alpek S.A.B. de C.V.	7,322,228	6,870,583
#*	Alsea S.A.B. de C.V.	6,393,511	15,524,029
	America Movil S.A.B. de C.V.	48,410,715	40,044,427
#	America Movil S.A.B. de C.V., Sponsored ADR, Class L	4,109,882	68,552,831
	Arca Continental S.A.B. de C.V.	2,213,178	12,532,616
#*	Axtel S.A.B. de C.V.	11,691,331	1,973,769
	Banco del Bajio SA	641,585	1,059,716
	Becle S.A.B. de C.V.	1,044,520	1,939,732
*	Bio Pappel S.A.B. de C.V.	222,356	269,009
	Bolsa Mexicana de Valores S.A.B. de C.V.	4,365,169	10,162,408
	Cemex S.A.B. de C.V.	19,242,144	7,729,241
	Cemex S.A.B. de C.V., Sponsored ADR	4,752,007	19,198,109
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	139,908	8,527,393
	Coca-Cola Femsa S.A.B. de C.V.	328,303	2,005,905
	Consorcio ARA S.A.B. de C.V.	11,335,581	2,513,619
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	409,913	5,324,770
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	1,056,165	1,373,342
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	222,600	172,173
	Corp. Actinver S.A.B. de C.V.	61,598	35,533
	Corp. Inmobiliaria Vesta S.A.B. de C.V.	5,341,280	9,752,278

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Corp. Moctezuma S.A.B. de C.V.	395,000	$1,219,147
	Credito Real S.A.B. de C.V. SOFOM ER	1,604,188	2,029,059
	Cydsa S.A.B. de C.V.	6,129	7,778
#	Dine S.A.B. de C.V.	7,300	4,566
#	El Puerto de Liverpool S.A.B. de C.V.	830,372	4,412,127
#*	Elementia S.A.B. de C.V.	60,292	35,131
#*	Empresas ICA S.A.B. de C.V.	4,691,828	3,636
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	123,395	66,610
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	299,061	26,966,330
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	8,229,942	9,695,351
	Gentera S.A.B. de C.V.	8,097,479	9,170,758
	Gruma S.A.B. de C.V., Class B	2,042,453	21,708,123
#*	Grupo Aeromexico S.A.B. de C.V.	1,246,570	942,737
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	3,381,545	25,734,496
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR	100	6,074
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	138,605	17,142,666
#	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,211,228	14,997,805
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	30,294	5,840,380
#	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	805,713	15,495,120
	Grupo Bimbo S.A.B. de C.V.	8,948,375	16,054,082
	Grupo Carso S.A.B. de C.V.	2,785,028	10,041,754
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	914,717	4,744,591
	Grupo Comercial Chedraui S.A. de C.V.	3,554,030	4,668,362
	Grupo Elektra S.A.B. de C.V.	295,545	21,592,436
*	Grupo Famsa S.A.B. de C.V., Class A	2,953,526	645,554
	Grupo Financiero Banorte S.A.B. de C.V.	12,263,023	75,575,082
	Grupo Financiero Inbursa S.A.B. de C.V.	10,504,860	11,958,378
#*	Grupo GICSA SAB de CV	815,515	297,799
*	Grupo Gigante S.A.B. de C.V., Series *	41,000	83,625
#	Grupo Herdez S.A.B. de C.V.	2,355,446	4,694,562
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	306,056	104,473
	Grupo Industrial Saltillo S.A.B. de C.V.	277,199	337,412
	Grupo KUO S.A.B. de C.V., Class B	271,325	767,932
#	Grupo Lala S.A.B. de C.V.	2,955,013	2,652,326
	Grupo Mexico S.A.B. de C.V., Class B	23,717,220	63,047,602
#*	Grupo Pochteca S.A.B. de C.V.	387,811	133,201
#	Grupo Rotoplas S.A.B. de C.V.	324,310	270,323
	Grupo Sanborns S.A.B. de C.V.	611,992	754,646
*	Grupo Simec S.A.B. de C.V., Sponsored ADR	8,806	90,482
#*	Grupo Simec S.A.B. de C.V., Class B	1,362,207	4,707,582
#*	Grupo Sports World S.A.B. de C.V.	218,149	229,746
#	Grupo Televisa S.A.B., Sponsored ADR	2,153,350	23,945,252
#	Grupo Televisa S.A.B.	3,812,773	8,472,829
#*	Grupo Traxion S.A.B. de C.V.	115,439	100,621
#*	Hoteles City Express S.A.B. de C.V.	2,812,424	2,112,053
*	Impulsora del Desarrollo y el Empleo en America Latina S.A.B. de C.V.	2,275,386	4,816,779
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	51,000	2,465,340
	Industrias Bachoco S.A.B. de C.V., Class B	1,487,230	5,967,653
#*	Industrias CH S.A.B. de C.V.	2,269,408	11,228,438
#	Industrias Penoles S.A.B. de C.V.	1,124,238	11,669,871
#	Infraestructura Energetica Nova S.A.B. de C.V.	2,404,398	11,299,544
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	10,554,526	21,834,639
#*	La Comer S.A.B. de C.V.	5,656,656	7,184,766
	Megacable Holdings S.A.B. de C.V.	2,774,845	10,400,070
#*	Minera Frisco S.A.B. de C.V.	1,407,312	236,470
#*	Minera Frisco S.A.B. de C.V., Class A1	2,388,099	398,111
	Nemak S.A.B. de C.V.	5,246,819	2,179,753
#	Orbia Advance Corp. S.A.B. de C.V.	10,209,948	24,126,071
#	Organizacion Cultiba S.A.B. de C.V.	194,351	123,427

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Organizacion Soriana S.A.B. de C.V., Class B	3,396,280	$4,302,979
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,257,622	13,600,860
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	23,958	181,287
	Qualitas Controladora S.A.B. de C.V.	1,409,214	6,353,414
#	Regional S.A.B. de C.V.	2,904,493	16,541,107
#*	Telesites S.A.B. de C.V.	6,671,514	4,907,732
	TV Azteca S.A.B. de C.V.	8,129,277	342,027
	Unifin Financiera S.A.B. de C.V.	799,130	1,218,012
	Vitro S.A.B. de C.V., Class A	421,013	923,553
	Wal-Mart de Mexico S.A.B. de C.V.	18,521,329	54,195,141
TOTAL MEXICO			868,819,545
PERU — (0.1%)
#	Cementos Pacasmayo SAA, ADR	35,916	330,806
	Cia de Minas Buenaventura SAA, ADR	157,251	2,033,255
	Credicorp, Ltd.	163,353	33,745,463
*	Fossal SAA, ADR	3,794	1,020
*	Grana y Montero SAA, Sponsored ADR	241,360	530,992
TOTAL PERU			36,641,536
PHILIPPINES — (1.1%)
*	8990 Holdings, Inc.	507,700	146,968
	A Soriano Corp.	818,000	99,803
	Aboitiz Equity Ventures, Inc.	6,218,960	6,006,325
	Aboitiz Power Corp.	5,917,100	3,769,277
*	AC Energy Philippines, Inc.	14,122,000	548,660
	ACR Mining Corp.	11,905	786
*	AgriNurture, Inc.	201,600	47,589
	Alliance Global Group, Inc.	30,331,494	6,433,904
	Alsons Consolidated Resources, Inc.	3,329,000	78,239
	Altus Property Ventures, Inc.	439,315	33,586
*	Apex Mining Co., Inc.	13,799,000	268,844
*	Atlas Consolidated Mining & Development Corp.	2,979,300	140,432
	Ayala Corp.	1,097,740	15,632,398
	Ayala Land, Inc.	23,565,820	19,182,534
	Bank of the Philippine Islands	3,487,476	5,654,600
	BDO Unibank, Inc.	5,931,143	17,224,695
	Belle Corp.	30,837,700	951,883
	Bloomberry Resorts Corp.	35,634,700	6,297,873
	Cebu Air, Inc.	2,776,110	4,092,568
	Cebu Holdings, Inc.	2,065,000	270,784
*	CEMEX Holdings Philippines, Inc.	30,378,267	845,825
	Century Pacific Food, Inc.	5,402,950	1,592,983
	Century Properties Group, Inc.	1,153,062	11,034
	Chelsea Logistics and Infrastructure Holdings Corp.	1,584,100	157,448
	China Banking Corp.	1,704,390	841,628
	China Lotsynergy Holdings Ltd.	1,686,000	84,223
	COL Financial Group, Inc.	133,700	48,585
	Cosco Capital, Inc.	16,153,600	1,937,519
	D&L Industries, Inc.	24,472,100	4,242,610
	DMCI Holdings, Inc.	37,136,100	4,442,278
*	DoubleDragon Properties Corp.	3,565,190	1,112,228
	Eagle Cement Corp.	436,200	108,806
*	East West Banking Corp.	7,016,850	1,544,294
	EEI Corp.	4,629,600	763,283
	Emperador, Inc.	4,131,000	585,920
*	Empire East Land Holdings, Inc.	9,270,000	73,253
	Filinvest Development Corp.	267,400	68,215

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Filinvest Land, Inc.	147,291,687	$4,216,399
	First Gen Corp.	12,603,800	5,025,959
	First Philippine Holdings Corp.	2,644,930	3,461,570
*	Global Ferronickel Holdings, Inc.	14,965,756	429,868
*	Global-Estate Resorts, Inc.	647,000	13,275
	Globe Telecom, Inc.	213,920	7,958,433
	GT Capital Holdings, Inc.	367,492	4,872,065
*	Holcim Philippines, Inc.	155,100	38,687
	Integrated Micro-Electronics, Inc.	6,861,640	944,992
	International Container Terminal Services, Inc.	4,868,972	12,413,089
	JG Summit Holdings, Inc.	7,393,650	10,143,366
	Jollibee Foods Corp.	2,374,117	8,908,089
*	Lepanto Consolidated Mining Co.	19,291,244	37,021
	Lopez Holdings Corp.	21,058,200	1,538,980
	LT Group, Inc.	13,590,800	2,626,119
	MacroAsia Corp.	1,720,630	308,802
	Manila Electric Co.	1,206,710	6,079,001
	Manila Water Co., Inc.	10,346,400	2,475,157
	Max's Group, Inc.	1,623,500	318,933
	Megawide Construction Corp.	9,032,770	2,587,913
	Megaworld Corp.	91,478,300	7,268,238
	Metro Pacific Investments Corp.	77,299,500	4,869,443
	Metro Retail Stores Group, Inc.	1,646,000	63,421
	Metropolitan Bank & Trust Co.	4,798,669	5,404,566
	Nickel Asia Corp.	21,346,340	1,199,666
	Pepsi-Cola Products Philippines, Inc.	12,190,791	443,266
	Petron Corp.	24,252,000	1,722,686
*	Philex Mining Corp.	2,787,050	158,329
*	Philippine National Bank	3,161,766	1,977,895
	Philippine Stock Exchange, Inc. (The)	84,552	295,534
	Phoenix Petroleum Philippines, Inc.	2,579,970	603,436
	Pilipinas Shell Petroleum Corp.	1,357,940	798,869
#	PLDT, Inc., Sponsored ADR	283,393	5,432,644
	PLDT, Inc.	307,745	5,986,985
	Premium Leisure Corp.	46,815,000	496,665
	Puregold Price Club, Inc.	6,982,980	5,229,304
*	PXP Energy Corp.	2,744,600	464,646
	RFM Corp.	6,096,300	601,920
	Rizal Commercial Banking Corp.	2,919,464	1,145,359
	Robinsons Land Corp.	22,797,718	11,403,106
	Robinsons Retail Holdings, Inc.	2,024,350	3,077,425
	San Miguel Corp.	3,824,910	10,488,660
	San Miguel Food and Beverage, Inc.	606,460	866,693
	Security Bank Corp.	1,764,158	6,119,603
	Semirara Mining & Power Corp.	8,697,000	3,751,539
	Shakey's Pizza Asia Ventures, Inc.	366,600	68,565
	SM Investments Corp.	372,575	7,086,015
	SM Prime Holdings, Inc.	23,658,690	18,038,078
	SSI Group, Inc.	6,515,000	284,191
	STI Education Systems Holdings, Inc.	18,553,000	223,458
*	Top Frontier Investment Holdings, Inc.	155,417	570,946
	Union Bank Of Philippines	1,482,222	1,852,917
	Universal Robina Corp.	3,846,430	10,960,214
	Vista Land & Lifescapes, Inc.	60,324,800	8,311,928
	Vistamalls, Inc.	912,800	95,135
	Wilcon Depot, Inc.	1,812,000	671,806
TOTAL PHILIPPINES			307,772,749

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (1.1%)
*	AB SA	2,455	$15,895
	Agora SA	200,677	640,224
*	Alior Bank SA	741,575	5,070,864
	Alumetal SA	12,496	141,527
	Amica SA	30,867	1,166,715
*	AmRest Holdings SE	223,521	2,780,591
	Apator SA	37,049	201,380
	Bank Handlowy w Warszawie SA	153,842	2,237,674
#*	Bank Millennium SA	3,806,250	5,833,061
	Bank Polska Kasa Opieki SA	203,274	5,185,233
#*	Bioton SA	361,374	331,646
*	Boryszew SA	1,773,783	2,035,432
#	Budimex SA	104,422	4,969,033
#	CCC SA	197,569	4,926,469
	CD Projekt SA	106,667	7,740,672
#*	Ciech SA	425,772	4,259,057
	ComArch SA	12,830	677,983
	Cyfrowy Polsat SA	1,467,167	10,283,890
	Develia SA	1,220,181	860,843
*	Dino Polska SA	159,693	6,685,331
	Dom Development SA	13,920	341,552
#	Echo Investment SA	77,840	102,925
#*	Enea SA	2,477,456	4,583,933
*	Energa SA	1,067,891	1,974,569
	Eurocash SA	776,433	3,897,178
*	Fabryki Mebli Forte SA	109,669	905,532
	Famur SA	535,751	440,826
	Firma Oponiarska Debica SA	16,334	347,415
#*	Getin Noble Bank SA	4,003,505	321,884
	Globe Trade Centre SA	296,005	720,175
#*	Grupa Azoty SA	244,855	1,570,049
*	Grupa Azoty Zaklady Chemiczne Police SA	43,991	116,105
	Grupa Kety SA	64,967	6,072,168
	Grupa Lotos SA	1,369,854	27,185,408
#	ING Bank Slaski SA	119,720	6,256,774
#	Inter Cars SA	26,821	1,642,822
#	Jastrzebska Spolka Weglowa SA	503,539	2,434,975
	Kernel Holding SA	546,752	6,630,154
*	KGHM Polska Miedz SA	1,172,869	27,569,313
	KRUK SA	152,214	6,430,992
*	Lentex SA	29,742	57,776
	LPP SA	6,045	13,173,150
#	Lubelski Wegiel Bogdanka SA	86,138	662,394
#*	mBank SA	70,936	6,797,203
*	Netia SA	906,948	1,064,894
	Neuca SA	7,790	783,641
	NEWAG SA	511	2,897
*	Orange Polska SA	4,915,487	8,868,851
#*	PGE Polska Grupa Energetyczna SA	4,545,183	8,068,571
	PKP Cargo SA	108,706	497,089
	Polski Koncern Naftowy Orlen S.A.	2,185,406	42,638,446
#	Polskie Gornictwo Naftowe i Gazownictwo SA	3,775,322	3,504,153
	Powszechna Kasa Oszczednosci Bank Polski SA	2,405,705	21,201,241
	Powszechny Zaklad Ubezpieczen SA	2,248,472	23,296,053
#	Santander Bank Polska SA	88,659	6,560,589
	Stalexport Autostrady SA	715,197	547,562
	Stalprodukt SA	10,002	510,966
#*	Tauron Polska Energia SA	11,663,514	4,473,689
	VRG SA	988,725	990,200

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Warsaw Stock Exchange	205,045	$2,211,514
	Wawel SA	590	100,169
*	Zespol Elektrowni Patnow Adamow Konin SA	49,544	96,073
TOTAL POLAND			311,695,390
RUSSIA — (1.6%)
	Etalon Group P.L.C., GDR	650,174	1,495,790
	Etalon Group P.L.C., GDR	365,867	841,494
	Gazprom PJSC, Sponsored ADR	6,583,688	46,149,243
	Gazprom PJSC, Sponsored ADR	1,653,324	11,556,735
	Globaltrans Investment P.L.C., GDR	193,097	1,673,157
	Globaltrans Investment P.L.C., GDR	306,322	2,655,812
	Lukoil PJSC, Sponsored ADR	85,841	8,766,941
	Lukoil PJSC, Sponsored ADR	868,336	88,348,315
	Magnitogorsk Iron & Steel Works PJSC, GDR	724,938	6,630,567
	Magnitogorsk Iron & Steel Works PJSC, GDR	1,272	11,677
*	Mail.Ru Group, Ltd., GDR	83,777	1,971,193
*	Mail.Ru Group, Ltd., GDR	51,069	1,202,164
*	Mechel PJSC, Sponsored ADR	303,830	914,530
	MMC Norilsk Nickel PJSC, ADR	293,397	9,464,987
	MMC Norilsk Nickel PJSC, ADR	1,034,973	33,377,405
	Mobile TeleSystems PJSC, Sponsored ADR	149,281	1,521,173
	Novatek PJSC, GDR	57,860	10,412,780
	Novatek PJSC, GDR	316	56,880
	Novolipetsk Steel PJSC, GDR	348,244	7,523,249
	Novolipetsk Steel PJSC, GDR	98,256	2,126,260
	O'Key Group SA, GDR	71,285	89,044
	PhosAgro PJSC, GDR	307,967	3,906,702
	PhosAgro PJSC, GDR	96,394	1,223,240
	POLYUS PJSC	6,695	409,065
	Ros Agro P.L.C., GDR	135,725	1,386,372
	Ros Agro P.L.C., GDR	12,318	125,644
	Rosneft Oil Co. PJSC, GDR	1,250,178	9,368,834
	Rosneft Oil Co. PJSC, GDR	2,952,866	22,097,156
	Rostelecom PJSC, Sponsored ADR	240,907	1,970,619
	Rostelecom PJSC, Sponsored ADR	164,180	1,317,352
	RusHydro PJSC, ADR	16,841	16,504
	RusHydro PJSC, ADR	4,579,241	4,644,092
	Sberbank of Russia PJSC, Sponsored ADR	4,893,078	78,049,605
	Severstal PJSC, GDR	650,882	9,151,877
	Severstal PJSC, GDR	83,677	1,179,846
	Tatneft PJSC, Sponsored ADR	723,504	51,948,209
	Tatneft PJSC, Sponsored ADR	1,571	112,759
	TMK PJSC, GDR	384,091	1,332,796
	TMK PJSC, GDR	80,338	278,666
	VEON, Ltd.	2,944,610	7,626,540
	VTB Bank PJSC, GDR	3,938,248	5,607,214
	VTB Bank PJSC, GDR	4,773,542	6,816,618
	X5 Retail Group NV, GDR	398,885	14,601,950
	X5 Retail Group NV, GDR	53,370	1,960,280
TOTAL RUSSIA			461,921,336
SOUTH AFRICA — (5.8%)
	Absa Group, Ltd.	6,880,410	62,613,089
#	Adcock Ingram Holdings, Ltd.	701,410	2,367,350
#	Adcorp Holdings, Ltd.	391,159	311,940
	Advtech, Ltd.	4,665,918	3,330,135
	AECI, Ltd.	1,505,901	10,467,226

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	African Oxygen, Ltd.	788,354	$1,136,227
	African Phoenix Investments, Ltd.	4,780,514	127,129
	African Rainbow Minerals, Ltd.	1,844,613	20,660,659
	Afrimat, Ltd.	128,505	280,481
	Alexander Forbes Group Holdings, Ltd.	1,844,172	642,309
	Allied Electronics Corp., Ltd., Class A	390,373	589,965
	Alviva Holdings, Ltd.	1,442,572	1,356,971
	Anglo American Platinum, Ltd.	308,849	24,640,663
	AngloGold Ashanti, Ltd.	127,905	2,609,405
	AngloGold Ashanti, Ltd., Sponsored ADR	4,007,886	81,600,559
#*	ArcelorMittal South Africa, Ltd.	1,769,762	151,848
*	Ascendis Health, Ltd.	834,386	55,321
*	Aspen Pharmacare Holdings, Ltd.	1,677,293	12,910,922
	Assore, Ltd.	251,813	4,056,686
	Astral Foods, Ltd.	638,271	8,507,366
#	AVI, Ltd.	3,909,029	20,036,054
	Balwin Properties, Ltd.	21,544	4,783
	Barloworld, Ltd.	3,941,509	24,356,593
#	Bid Corp., Ltd.	1,932,784	42,640,888
#	Bidvest Group, Ltd. (The)	3,291,815	45,288,588
*	Blue Label Telecoms, Ltd.	5,266,000	959,810
#*	Brait SE	1,641,851	894,179
	Capitec Bank Holdings, Ltd.	306,160	27,350,911
	Cashbuild, Ltd.	269,183	3,545,820
	Caxton and CTP Publishers and Printers, Ltd.	433,083	211,207
	City Lodge Hotels, Ltd.	363,116	1,719,526
#	Clicks Group, Ltd.	2,284,939	36,865,846
	Coronation Fund Managers, Ltd.	2,467,040	6,847,762
	Curro Holdings, Ltd.	426,015	454,226
	DataTec, Ltd.	3,761,420	8,351,266
#	Dis-Chem Pharmacies, Ltd.	518,557	885,365
#	Discovery, Ltd.	2,826,453	21,936,035
	Distell Group Holdings, Ltd.	348,539	3,029,941
*	enX Group, Ltd.	187,307	125,363
#*	EOH Holdings, Ltd.	1,239,331	674,084
#	Exxaro Resources, Ltd.	2,285,591	18,511,876
#	Famous Brands, Ltd.	804,759	3,887,796
	FirstRand, Ltd.	24,083,485	92,298,561
#	Foschini Group, Ltd. (The)	2,325,093	21,295,391
	Gold Fields, Ltd.	1,088,393	7,045,908
	Gold Fields, Ltd., Sponsored ADR	10,013,640	64,087,296
*	Grand Parade Investments, Ltd.	885,554	191,885
#*	Grindrod Shipping Holdings, Ltd.	148,785	803,890
	Grindrod, Ltd.	6,240,480	1,999,465
*	Harmony Gold Mining Co., Ltd.	2,443,400	8,248,169
#*	Harmony Gold Mining Co., Ltd., Sponsored ADR	4,160,002	13,977,607
	Hudaco Industries, Ltd.	339,423	2,291,718
	Hulamin, Ltd.	249,298	30,137
#*	Impala Platinum Holdings, Ltd.	4,628,686	43,493,934
#	Imperial Logistics, Ltd.	2,380,058	8,004,951
	Investec, Ltd.	2,335,907	12,946,753
#*	Invicta Holdings, Ltd.	139,879	143,960
	Italtile, Ltd.	481,636	418,378
#	JSE, Ltd.	991,119	7,206,515
	KAP Industrial Holdings, Ltd.	9,505,303	2,335,192
	Kumba Iron Ore, Ltd.	637,130	14,732,102
#	Lewis Group, Ltd.	1,279,414	2,512,566
	Liberty Holdings, Ltd.	2,090,041	14,610,425
	Life Healthcare Group Holdings, Ltd.	16,127,252	26,920,530

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Long4Life, Ltd.	1,677,020	$416,687
#	Massmart Holdings, Ltd.	1,504,451	5,322,350
	Merafe Resources, Ltd.	11,698,336	493,470
#	Metair Investments, Ltd.	1,716,735	2,644,319
	MiX Telematics, Ltd., Sponsored ADR	40,982	536,045
	Momentum Metropolitan Holdings	14,002,106	18,654,887
	Motus Holdings Ltd.	194,235	1,039,872
	Mpact, Ltd.	1,816,748	1,870,135
	Mr. Price Group, Ltd.	1,772,264	19,968,144
#	MTN Group, Ltd.	15,515,059	83,058,107
#*	MultiChoice Group, Ltd.	904,538	6,429,771
	Murray & Roberts Holdings, Ltd.	4,260,045	3,020,025
*	Nampak, Ltd.	7,185,786	2,332,779
	Naspers, Ltd., Class N	513,058	83,216,216
	Nedbank Group, Ltd.	2,468,422	32,041,693
	NEPI Rockcastle P.L.C.	1,201,647	9,822,519
	Netcare, Ltd.	10,377,594	13,824,945
#*	Northam Platinum, Ltd.	3,645,624	30,471,491
	Novus Holdings, Ltd.	161,502	23,824
	Oceana Group, Ltd.	781,163	3,286,130
	Old Mutual, Ltd.	4,195,756	4,821,788
#*	Omnia Holdings, Ltd.	1,714,488	3,803,009
#	Peregrine Holdings, Ltd.	2,941,815	3,730,790
	Pick n Pay Stores, Ltd.	3,835,073	16,550,887
#	Pioneer Foods Group, Ltd.	1,076,559	7,792,551
*	PPC, Ltd.	14,441,527	2,209,481
	PSG Group, Ltd.	876,431	12,482,453
	PSG Konsult, Ltd.	39,653	23,864
	Raubex Group, Ltd.	1,725,394	2,726,482
	RCL Foods, Ltd.	218,443	175,044
	Reunert, Ltd.	2,210,742	8,966,810
#	Rhodes Food Group Pty, Ltd.	538,736	584,111
*	Royal Bafokeng Platinum, Ltd.	550,153	1,887,527
#	Sanlam, Ltd.	9,521,624	46,623,335
#	Santam, Ltd.	355,065	6,656,281
*	Sappi, Ltd.	6,439,075	16,314,984
	Sasol, Ltd.	1,932,095	30,693,378
#	Sasol, Ltd., Sponsored ADR	1,128,917	17,803,021
	Shoprite Holdings, Ltd.	3,413,393	26,493,298
#*	Sibanye Gold, Ltd.	12,138,470	31,264,136
#*	Sibanye Gold, Ltd., Sponsored ADR	2,222,764	22,672,196
	SPAR Group, Ltd. (The)	2,064,710	26,270,884
	Spur Corp., Ltd.	574,906	917,469
#*	Stadio Holdings, Ltd.	610,868	75,985
	Standard Bank Group, Ltd.	9,354,999	97,579,761
#*	Steinhoff International Holdings NV	10,257,445	614,544
*	Sun International, Ltd.	1,333,978	3,088,688
#*	Super Group, Ltd.	5,137,727	8,534,103
	Telkom SA SOC, Ltd.	3,814,898	8,135,755
	Tiger Brands, Ltd.	1,278,910	16,724,862
*	Tongaat Hulett, Ltd.	1,197,561	395,275
	Transaction Capital, Ltd.	1,472,330	2,377,814
*	Trencor, Ltd.	952,307	589,374
#	Truworths International, Ltd.	4,559,239	13,311,664
	Tsogo Sun Gaming, Ltd.	4,751,774	3,431,077
*	Tsogo Sun Hotels, Ltd.	45,493	11,260
#	Vodacom Group, Ltd.	3,855,428	29,969,111
	Wilson Bayly Holmes-Ovcon, Ltd.	685,196	5,949,185

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Woolworths Holdings, Ltd.	8,088,958	$23,706,863
TOTAL SOUTH AFRICA			1,677,022,012
SOUTH KOREA — (14.4%)
*	3S Korea Co., Ltd.	61,927	132,513
#	ABco Electronics Co., Ltd.	72,227	310,583
#*	Able C&C Co., Ltd.	33,758	273,341
#	ABOV Semiconductor Co., Ltd.	85,642	504,812
#*	Abpro Bio Co., Ltd.	1,006,949	548,847
#*	Ace Technologies Corp.	95,509	640,894
#*	Actoz Soft Co., Ltd.	38,947	360,045
#	ADTechnology Co., Ltd.	13,196	299,955
#*	Advanced Cosmeceutical Technology Co., Ltd.	19,800	27,910
#*	Advanced Digital Chips, Inc.	279,649	234,200
#	Advanced Nano Products Co., Ltd.	26,042	339,205
	Advanced Process Systems Corp.	16,979	416,053
#	Aekyung Petrochemical Co., Ltd.	161,334	1,054,371
#	AfreecaTV Co., Ltd.	84,123	3,760,214
#*	Agabang&Company	159,212	567,095
#	Ahn-Gook Pharmaceutical Co., Ltd.	29,784	259,482
#	Ahnlab, Inc.	34,822	1,897,037
	AJ Networks Co., Ltd.	154,753	634,177
#*	Ajin Industrial Co., Ltd.	222,120	443,869
	AK Holdings, Inc.	65,829	1,661,025
#	ALUKO Co., Ltd.	326,239	663,314
*	Aminologics Co., Ltd.	99,988	142,583
#	Amorepacific Corp.	80,001	12,382,813
	AMOREPACIFIC Group	69,455	4,154,585
#*	Amotech Co., Ltd.	34,667	749,482
*	Anam Electronics Co., Ltd.	17,717	28,004
#*	Ananti, Inc.	134,572	1,007,096
	Anapass, Inc.	25,109	572,194
*	Aprogen Healthcare & Games, Inc.	172,736	106,527
#*	Aprogen KIC, Inc.	11,732	25,252
#*	Aprogen pharmaceuticals, Inc.	70,958	77,606
#*	APS Holdings Corp.	95,108	834,739
#	Asia Cement Co., Ltd.	20,821	1,162,205
	ASIA Holdings Co., Ltd.	13,085	1,114,223
#	Asia Paper Manufacturing Co., Ltd.	62,764	1,814,479
*	Asiana Airlines, Inc.	1,495,642	5,645,436
#	Atec Co., Ltd.	32,288	235,075
#*	A-Tech Solution Co., Ltd.	36,570	208,798
#	Atinum Investment Co., Ltd.	233,113	362,814
#	AUK Corp.	263,933	449,274
#	Aurora World Corp.	54,431	518,109
#	Austem Co., Ltd.	211,715	358,455
#	Autech Corp.	108,700	1,007,550
#	Avaco Co., Ltd.	101,289	483,490
	Avatec Co., Ltd.	19,435	121,688
	Baiksan Co., Ltd.	114,849	696,761
#*	Barun Electronics Co., Ltd.	447,625	29,435
#*	Barunson Entertainment & Arts Corp.	269,424	402,092
#	Bcworld Pharm Co., Ltd.	29,936	337,023
	BGF Co., Ltd.	792,493	3,378,427
	BGF retail Co., Ltd.	2,274	312,987
#*	BH Co., Ltd.	180,247	3,122,305
*	Binex Co., Ltd.	125,311	753,092
	Binggrae Co., Ltd.	33,118	1,464,970
#*	Biolog Device Co., Ltd.	170,537	246,011

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	BioSmart Co., Ltd.	109,622	$374,620
#*	Biotoxtech Co., Ltd.	43,650	235,188
#*	Biovill Co., Ltd.	109,654	28,205
#	BIT Computer Co., Ltd.	42,093	195,429
	Bixolon Co., Ltd.	35,044	156,632
#*	Bluecom Co., Ltd.	136,842	427,025
	BNK Financial Group, Inc.	1,972,568	11,125,665
#	Boditech Med, Inc.	64,797	749,004
#*	Bohae Brewery Co., Ltd.	813,709	695,149
#	BoKwang Industry Co., Ltd.	87,621	330,244
#	Bolak Co., Ltd.	39,990	73,742
	Bookook Securities Co., Ltd.	12,042	206,459
#*	Boryung Medience Co., Ltd.	37,164	405,138
	Boryung Pharmaceutical Co., Ltd.	126,397	1,423,731
#*	Bosung Power Technology Co., Ltd.	202,613	325,041
#*	Brain Contents Co., Ltd.	586,519	301,396
#*	Bubang Co., Ltd.	137,799	276,837
#	Bukwang Pharmaceutical Co., Ltd.	54,440	619,928
	Busan City Gas Co., Ltd.	1,989	57,564
	BYC Co., Ltd.	588	109,688
#*	BYON Co., Ltd.	146,553	142,372
	Byucksan Corp.	449,707	627,897
#*	CammSys Corp.	574,596	1,512,852
	Capro Corp.	371,761	926,527
*	Caregen Co., Ltd.	12,761	307,154
	Castec Korea Co., Ltd.	6,753	15,011
	Cell Biotech Co., Ltd.	21,735	302,623
#*	Celltrion Pharm, Inc.	49,846	1,717,912
#*	Celltrion, Inc.	248,945	33,912,099
	Changhae Ethanol Co., Ltd.	61,859	642,268
#*	Charm Engineering Co., Ltd.	304,191	368,890
	Cheil Worldwide, Inc.	356,350	6,300,213
#	Chemtronics Co., Ltd.	87,309	1,107,425
#	Cheryong Electric Co., Ltd.	41,558	188,620
#	Cheryong Industrial Co. Ltd/new	18,070	78,200
#*	ChinHung International, Inc.	115,198	214,243
	Chinyang Holdings Corp.	149,111	309,083
#*	Choa Pharmaceutical Co.	83,140	320,637
	Choheung Corp.	245	28,209
#	Chokwang Paint, Ltd.	53,005	229,431
	Chong Kun Dang Pharmaceutical Corp.	55,099	4,256,835
	Chongkundang Holdings Corp.	23,773	2,221,602
#	Choong Ang Vaccine Laboratory	25,530	382,050
#*	Chorokbaem Media Co., Ltd.	421,680	445,257
#	Chosun Refractories Co., Ltd.	3,426	229,575
#	Chungdahm Learning, Inc.	63,000	913,960
	CJ CGV Co., Ltd.	133,334	2,902,097
	CJ CheilJedang Corp.	67,650	13,350,786
	CJ Corp.	150,626	10,378,425
	CJ ENM Co., Ltd.	23,369	2,672,911
	CJ Freshway Corp.	66,872	1,433,226
*	CJ Logistics Corp.	37,770	4,589,107
*	CJ Seafood Corp.	101,038	206,977
#	CKD Bio Corp.	32,094	752,967
#	Clean & Science Co., Ltd.	44,547	1,109,075
*	CLIO Cosmetics Co., Ltd.	14,021	275,238
#*	CMG Pharmaceutical Co., Ltd.	335,957	991,742
#*	CODI-M Co., Ltd.	243,891	101,212
	Com2uSCorp	46,460	3,921,728

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Commax Co., Ltd.	59,749	$193,838
#*	Coreana Cosmetics Co., Ltd.	119,739	462,860
	Cosmax BTI, Inc.	40,292	396,066
#	COSMAX NBT Inc.	76,140	420,340
#	Cosmax, Inc.	52,064	2,943,095
	Cosmecca Korea Co., Ltd.	18,819	171,066
#*	CosmoAM&T Co., Ltd.	69,185	589,051
#*	Cosmochemical Co., Ltd.	47,412	346,923
#*	COSON Co., Ltd.	69,638	331,813
#	Coweaver Co., Ltd.	28,980	208,731
	COWELL FASHION Co., Ltd.	374,930	1,602,704
*	Creative & Innovative System	130,591	318,802
#	Crown Confectionery Co., Ltd.	29,181	198,076
	CROWNHAITAI Holdings Co., Ltd.	99,867	838,838
#*	CrucialTec Co., Ltd.	299,117	215,007
#	CS Wind Corp.	29,266	894,517
#*	CTC BIO, Inc.	54,395	281,999
#*	CTGen Co., Ltd.	181,494	283,610
	Cuckoo Holdings Co., Ltd.	7,181	633,494
	Cuckoo Homesys Co., Ltd.	26,782	850,063
#*	Curo Co., Ltd.	327,762	272,661
*	CUROCOM Co., Ltd.	105,165	244,580
#	Cymechs, Inc.	31,013	299,503
#	D.I Corp.	171,175	468,591
#*	DA Technology Co., Ltd.	40,570	34,945
#	Dae Dong Industrial Co., Ltd.	149,055	645,291
	Dae Han Flour Mills Co., Ltd.	11,693	1,326,114
	Dae Hwa Pharmaceutical Co., Ltd.	55,150	507,478
#	Dae Hyun Co., Ltd.	307,246	577,604
#*	Dae Won Chemical Co., Ltd.	217,139	248,600
	Dae Won Kang Up Co., Ltd.	220,492	616,960
#*	Dae Young Packaging Co., Ltd.	447,378	522,340
#	Daea TI Co., Ltd.	256,268	990,382
#	Daebongls Co., Ltd.	28,219	165,028
#	Daechang Co., Ltd.	481,457	520,248
	Daechang Forging Co., Ltd.	3,604	85,465
	Daeduck Electronics Co.	321,983	2,430,423
#*	Daehan New Pharm Co., Ltd.	112,949	1,014,421
	Daehan Steel Co., Ltd.	149,064	681,486
#	Dae-Il Corp.	279,663	444,061
#*	Daejoo Electronic Materials Co., Ltd.	40,099	611,328
	Daekyo Co., Ltd.	163,496	780,101
#	Daelim B&Co Co., Ltd.	91,182	301,827
#*	Daelim C&S Co., Ltd.	24,536	137,285
	Daelim Industrial Co., Ltd.	237,111	15,932,263
*	Daemyung Corp. Co., Ltd.	260,364	300,472
#	Daeryuk Can Co., Ltd.	102,785	346,459
	Daesang Corp.	255,245	4,452,252
#	Daesang Holdings Co., Ltd.	199,491	984,506
	Daesung Energy Co., Ltd.	13,173	55,113
#*	Daesung Industrial Co., Ltd.	169,597	468,315
#*	Daewon Cable Co., Ltd.	128,775	112,746
	Daewon Media Co., Ltd.	63,778	335,233
#	Daewon Pharmaceutical Co., Ltd.	104,680	1,381,778
#	Daewon San Up Co., Ltd.	94,430	425,537
#*	Daewoo Electronic Components Co., Ltd.	117,721	226,220
*	Daewoo Engineering & Construction Co., Ltd.	864,251	3,123,386
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	221,872	4,552,104
	Daewoong Co., Ltd.	130,911	1,249,297

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daewoong Pharmaceutical Co., Ltd.	7,169	$702,026
*	Dahaam E-Tec Co., Ltd.	1,420	34,432
	Daihan Pharmaceutical Co., Ltd.	47,140	1,212,787
	Daishin Information & Communication	14,863	15,977
	Daishin Securities Co., Ltd.	421,922	3,729,472
#*	Danal Co., Ltd.	227,028	568,593
#	Danawa Co., Ltd.	37,501	752,370
#	Daou Data Corp.	238,888	1,572,627
	Daou Technology, Inc.	352,981	5,248,620
#*	Dasan Networks, Inc.	95,640	599,907
#	Dawonsys Co., Ltd.	71,118	980,948
#*	Dayou Automotive Seat Technology Co., Ltd.	741,131	514,912
#*	Dayou Plus Co., Ltd.	397,817	231,135
	DB Financial Investment Co., Ltd.	354,509	1,142,740
	DB HiTek Co., Ltd.	381,826	8,549,280
	DB Insurance Co., Ltd.	566,951	20,067,155
#*	DB, Inc.	744,696	490,170
#	DCM Corp.	31,333	307,365
	Dentium Co., Ltd.	8,968	363,373
#*	Deutsch Motors, Inc.	181,168	1,203,469
#	Development Advance Solution Co., Ltd.	31,713	147,702
	DGB Financial Group, Inc.	1,332,948	7,216,621
#	DHP Korea Co., Ltd.	71,327	454,600
#	DI Dong Il Corp.	12,250	737,212
	Digital Chosun Co., Ltd.	123,267	221,213
	Digital Daesung Co., Ltd.	16,113	101,613
#	Digital Power Communications Co., Ltd.	176,453	862,697
*	DIO Corp.	64,820	2,042,843
#*	Diostech Co., Ltd.	348,722	185,554
#	Display Tech Co., Ltd.	15,091	45,090
#	DMS Co., Ltd.	176,749	762,593
	DNF Co., Ltd.	68,026	550,954
	Dohwa Engineering Co., Ltd.	4,996	33,242
#	Dong A Eltek Co., Ltd.	119,019	733,837
#	Dong Ah Tire & Rubber Co., Ltd.	42,233	410,663
	Dong-A Socio Holdings Co., Ltd.	13,357	1,047,492
	Dong-A ST Co., Ltd.	22,383	1,752,954
#	Dong-Ah Geological Engineering Co., Ltd.	123,923	1,637,703
	Dongbang Transport Logistics Co., Ltd.	107,587	125,044
	Dongbu Corp.	67,969	475,149
#	Dongil Industries Co., Ltd.	15,216	676,065
#	Dongjin Semichem Co., Ltd.	317,117	4,577,989
	DongKook Pharmaceutical Co., Ltd.	24,890	1,816,434
	Dongkuk Industries Co., Ltd.	359,661	724,711
*	Dongkuk Steel Mill Co., Ltd.	784,623	3,202,877
#	Dongkuk Structures & Construction Co., Ltd.	309,453	577,382
	Dongsuh Cos., Inc.	67,390	915,015
#	Dongsung Chemical Co., Ltd.	22,347	316,247
	DONGSUNG Corp.	203,647	776,252
#*	Dongsung Finetec Co., Ltd.	59,725	478,440
#	Dongwha Enterprise Co., Ltd.	56,324	792,878
	Dongwha Pharm Co., Ltd.	108,894	720,118
	Dongwon Development Co., Ltd.	573,098	1,867,209
	Dongwon F&B Co., Ltd.	9,421	1,647,503
	Dongwon Industries Co., Ltd.	15,316	2,588,519
	Dongwon Systems Corp.	34,291	721,146
#	Dongwoo Farm To Table Co., Ltd.	15,270	40,384
	Dongyang E&P, Inc.	55,195	718,344
*	Dongyang Steel Pipe Co., Ltd.	197,431	160,308

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Doosan Bobcat, Inc.	136,980	$3,522,208
	Doosan Co., Ltd.	52,117	2,722,783
*	Doosan Fuel Cell Co., Ltd.	174,279	1,074,798
#*	Doosan Heavy Industries & Construction Co., Ltd.	1,466,483	6,638,866
#*	Doosan Infracore Co., Ltd.	1,632,154	6,648,109
*	Doosan Solus Co., Ltd.	96,063	2,065,334
	DoubleUGames Co., Ltd.	62,404	2,444,925
	Douzone Bizon Co., Ltd.	155,291	11,638,397
	DRB Holding Co., Ltd.	74,120	318,465
#*	Dream Security Co., Ltd.	28,339	61,371
*	Dreamus Co.	11,216	51,552
#*	DRTECH Corp.	44,089	62,954
#	DSR Wire Corp.	72,923	261,676
	DTR Automotive Corp.	46,437	1,125,497
*	Duk San Neolux Co., Ltd.	61,343	1,431,301
#	DY Corp.	172,085	721,627
#	DY POWER Corp.	74,445	627,238
	e Tec E&C, Ltd.	21,350	1,130,590
	E1 Corp.	26,236	974,146
	Eagon Holdings Co., Ltd.	13,353	27,806
#	Eagon Industrial, Ltd.	65,244	352,341
	Easy Bio, Inc.	429,929	1,641,049
*	EcoBio Holdings Co., Ltd.	28,594	109,327
#	Ecopro Co., Ltd.	162,129	2,733,177
	e-Credible Co., Ltd.	6,969	108,008
	Eehwa Construction Co., Ltd.	31,109	108,211
#*	EG Corp.	18,162	132,193
#*	Ehwa Technologies Information Co., Ltd.	2,945,380	517,528
#	Elcomtec Co., Ltd.	135,076	216,467
	e-LITECOM Co., Ltd.	72,326	283,651
#*	ELK Corp.	287,694	71,239
	E-MART, Inc.	114,675	10,570,661
#*	EMKOREA Co., Ltd.	75,370	238,030
#	EM-Tech Co., Ltd.	118,971	897,263
#*	EMW Co., Ltd.	94,607	41,376
#	Enex Co., Ltd.	107,373	107,797
#	ENF Technology Co., Ltd.	134,995	3,116,892
#	Eo Technics Co., Ltd.	17,025	1,479,179
#*	eSang Networks Co., Ltd.	25,658	154,406
*	Esmo Corp.	210,884	238,858
#	Estechpharma Co., Ltd.	62,295	508,798
#*	ESTsoft Corp.	3,612	20,268
#*	E-TRON Co., Ltd.	1,461,912	286,960
	Eugene Corp.	573,182	1,969,480
#	Eugene Investment & Securities Co., Ltd.	926,332	1,797,191
#	Eugene Technology Co., Ltd.	100,665	1,410,437
*	Eusu Holdings Co., Ltd.	109,013	567,206
#	EVERDIGM Corp.	82,015	284,259
#*	EXA E&C, Inc.	34,309	40,564
#*	Exem Co., Ltd.	37,161	89,150
#	Ezwelfare Co., Ltd.	11,115	106,221
#	F&F Co., Ltd.	46,090	3,876,519
#	Farmsco	153,401	515,911
*	FarmStory Co., Ltd.	308,866	253,850
*	Feelingk Co., Ltd.	274,119	293,438
#*	Feelux Co., Ltd.	334,117	1,718,941
#	Fila Holdings Corp.	301,526	11,039,245
#	Fine DNC Co., Ltd.	74,533	121,378
#	Fine Semitech Corp.	115,195	799,608

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Fine Technix Co., Ltd.	256,249	$850,098
#*	Firstec Co., Ltd.	82,270	141,595
#*	FN Republic Co., Ltd.	80,912	49,663
#*	Foosung Co., Ltd.	298,571	2,079,606
	Fursys, Inc.	12,434	297,756
#	Gabia, Inc.	40,503	304,968
#	Galaxia Communications Co., Ltd.	51,661	145,410
#*	Gamevil, Inc.	27,186	630,388
#	Gaon Cable Co., Ltd.	18,127	302,360
#*	Genie Music Corp.	48,198	122,244
#	Geumhwa PSC Co., Ltd.	2,366	54,739
#*	Gigalane Co., Ltd.	146,662	181,159
#*	Global Standard Technology Co., Ltd.	66,410	800,892
#	GMB Korea Corp.	114,072	498,926
#*	GNCO Co., Ltd.	415,936	477,897
	GOLFZON Co., Ltd.	32,833	1,544,356
#	Golfzon Newdin Holdings Co., Ltd.	272,674	815,151
#*	Good People Co., Ltd.	57,754	120,563
#	Grand Korea Leisure Co., Ltd.	190,505	2,901,532
	Green Cross Cell Corp.	6,130	190,662
	Green Cross Corp.	17,590	1,804,028
	Green Cross Holdings Corp.	106,203	1,811,798
	GS Engineering & Construction Corp.	429,529	9,967,415
#	GS Global Corp.	605,582	998,800
	GS Holdings Corp.	614,357	23,417,060
	GS Home Shopping, Inc.	25,886	2,821,038
#	GS Retail Co., Ltd.	177,855	5,892,007
*	G-SMATT GLOBAL Co., Ltd.	717,710	119,355
	Gwangju Shinsegae Co., Ltd.	3,623	493,835
#*	GY Commerce Co., Ltd.	128,715	45,561
#	Hae In Corp.	32,128	107,630
	HAESUNG DS Co., Ltd.	58,460	863,068
	Haesung Industrial Co., Ltd.	7,907	63,383
#	Haimarrow Food Service Co., Ltd.	194,781	449,122
#	Haitai Confectionery & Foods Co., Ltd.	42,981	249,675
#*	Halla Corp.	233,345	521,660
	Halla Holdings Corp.	99,323	3,473,854
#	Han Kuk Carbon Co., Ltd.	138,589	874,953
	Hana Financial Group, Inc.	1,621,903	44,822,248
#	Hana Micron, Inc.	244,422	1,232,031
#	Hana Tour Service, Inc.	85,253	3,179,418
#*	Hanall Biopharma Co., Ltd.	70,885	1,488,520
#	Hancom MDS, Inc.	22,665	210,619
	Hancom, Inc.	106,856	986,220
#	Handok, Inc.	42,817	830,983
	Handsome Co., Ltd.	102,866	2,348,685
	Hanil Cement Co., Ltd.	19,051	1,226,136
#	Hanil Holdings Co., Ltd.	15,629	495,852
	Hanil Hyundai Cement Co., Ltd.	5,301	124,991
*	Hanil Vacuum Co., Ltd.	387,776	290,109
#*	Hanjin Heavy Industries & Construction Co., Ltd.	189,876	681,033
*	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	28,985	57,064
#	Hanjin Kal Corp.	66,886	2,290,526
#	Hanjin Transportation Co., Ltd.	77,710	2,136,348
	Hankook AtlasBX Co., Ltd.	255	10,665
#*	Hankook Cosmetics Co., Ltd.	48,304	515,630
#	Hankook Cosmetics Manufacturing Co., Ltd.	11,093	272,681
#	Hankook Shell Oil Co., Ltd.	7,524	1,886,244
	Hankook Tire & Technology Co., Ltd.	556,282	13,274,438

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Hankuk Paper Manufacturing Co., Ltd.	26,909	$365,452
*	Hankuk Steel Wire Co., Ltd.	5,197	12,046
	Hanla IMS Co., Ltd.	10,249	58,729
#	Hanmi Pharm Co., Ltd.	21,611	5,029,264
#	Hanmi Science Co., Ltd.	32,585	871,090
#	Hanmi Semiconductor Co., Ltd.	103,913	746,443
#	HanmiGlobal Co., Ltd.	62,832	443,311
#	Hanon Systems	1,150,124	10,078,324
#	Hans Biomed Corp.	42,947	813,726
	Hansae Co., Ltd.	79,799	1,004,986
#	Hansae Yes24 Holdings Co., Ltd.	117,917	617,807
#	Hanshin Construction	105,064	1,183,293
#	Hanshin Machinery Co.	185,958	233,551
	Hansol Chemical Co., Ltd.	77,155	7,013,035
*	Hansol Holdings Co., Ltd.	505,107	1,472,915
#	Hansol HomeDeco Co., Ltd.	738,046	639,839
	Hansol Paper Co., Ltd.	243,038	2,893,032
#*	Hansol Technics Co., Ltd.	211,781	1,532,323
#	Hanssem Co., Ltd.	38,943	2,307,104
*	Hanwha Aerospace Co., Ltd.	285,800	7,728,350
	Hanwha Corp.	507,075	9,110,864
	Hanwha General Insurance Co., Ltd.	801,301	1,563,144
#*	Hanwha Investment & Securities Co., Ltd.	1,391,250	2,231,197
#	Hanwha Life Insurance Co., Ltd.	3,044,722	5,185,850
*	Hanwha Solutions Corp.	714,886	9,918,270
	Hanyang Eng Co., Ltd.	101,151	988,441
	Hanyang Securities Co., Ltd.	35,079	281,173
*	Harim Co., Ltd.	217,724	468,755
#	Harim Holdings Co., Ltd.	76,884	497,010
#	HB Technology Co., Ltd.	253,292	548,698
	HDC Holdings Co., Ltd.	496,747	4,141,984
#	HDC Hyundai Engineering Plastics Co., Ltd.	201,697	711,054
#	HDC I-Controls Co., Ltd.	33,489	262,387
#*	Heung-A Shipping Co., Ltd.	500,663	167,373
#*	Heungkuk Fire & Marine Insurance Co., Ltd.	157,831	386,837
#	High Tech Pharm Co., Ltd.	21,787	204,125
#*	Hisem Co., Ltd.	25,621	139,691
	Hite Jinro Co., Ltd.	113,423	2,834,574
#	Hitejinro Holdings Co., Ltd.	81,560	963,036
	HizeAero Co., Ltd.	528	2,829
#	HJ Magnolia Yongpyong Hotel & Resort Corp.	180,903	796,915
#*	Home Center Holdings Co., Ltd.	250,718	262,764
*	Homecast Co., Ltd.	111,903	363,814
#	Hotel Shilla Co., Ltd.	175,082	12,646,252
	HS Industries Co., Ltd.	488,914	4,594,311
	HS R&A Co., Ltd.	452,448	777,716
#*	HSD Engine Co., Ltd.	143,168	481,616
*	Huayi Brothers Korea Co., Ltd.	5,415	10,988
	Huchems Fine Chemical Corp.	196,900	3,207,665
*	Hugel, Inc.	5,354	1,950,894
#*	Humax Co., Ltd.	158,691	604,364
#	Humedix Co., Ltd.	35,256	587,390
#*	Huneed Technologies	79,988	428,182
	Huons Co., Ltd.	63,190	2,507,930
	Huons Global Co., Ltd.	50,954	1,286,226
	Husteel Co., Ltd.	21,233	160,184
#	Huvis Corp.	176,751	836,849
#	Huvitz Co., Ltd.	63,825	560,668
#	Hwa Shin Co., Ltd.	206,077	569,165

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Hwacheon Machine Tool Co., Ltd.	5,581	$180,139
#	Hwail Pharm Co., Ltd.	46,878	254,757
*	Hwajin Co., Ltd.	149,308	71,876
#	Hwangkum Steel & Technology Co., Ltd.	96,732	531,871
	HwaSung Industrial Co., Ltd.	116,514	1,052,015
	Hy-Lok Corp.	77,519	1,010,642
#*	Hyosung Advanced Materials Corp.	28,092	2,324,661
	Hyosung Chemical Corp.	20,005	1,963,697
	Hyosung Corp.	120,208	7,128,868
	Hyosung TNC Co., Ltd.	27,137	3,733,363
	HyosungITX Co., Ltd.	8,136	104,594
#*	Hyulim ROBOT Co., Ltd.	413,500	328,598
#*	Hyundai Bioscience Co., Ltd.	56,841	551,721
#	Hyundai BNG Steel Co., Ltd.	122,568	843,061
#	Hyundai Construction Equipment Co., Ltd.	120,429	2,650,861
#	Hyundai Corp Holdings, Inc.	49,640	428,328
#	Hyundai Corp.	83,465	1,095,952
	Hyundai Department Store Co., Ltd.	102,105	6,627,546
#*	Hyundai Electric & Energy System Co., Ltd.	90,416	735,113
*	Hyundai Elevator Co., Ltd.	60,381	3,030,115
	Hyundai Engineering & Construction Co., Ltd.	241,841	7,635,011
	Hyundai Glovis Co., Ltd.	119,013	14,598,023
	Hyundai Greenfood Co., Ltd.	319,398	2,743,831
	Hyundai Heavy Industries Holdings Co., Ltd.	51,983	11,830,086
	Hyundai Home Shopping Network Corp.	44,472	2,791,522
	Hyundai Hy Communications & Networks Co., Ltd.	378,360	1,205,560
	Hyundai Livart Furniture Co., Ltd.	99,740	921,658
	Hyundai Marine & Fire Insurance Co., Ltd.	699,173	12,826,285
#*	Hyundai Merchant Marine Co., Ltd.	398,875	1,151,047
	Hyundai Mipo Dockyard Co., Ltd.	182,566	6,267,706
	Hyundai Mobis Co., Ltd.	137,870	26,363,988
	Hyundai Motor Co.	450,000	46,715,463
	Hyundai Motor Securities Co., Ltd.	201,620	1,589,680
#	Hyundai Pharmaceutical Co., Ltd.	39,143	160,129
#*	Hyundai Rotem Co., Ltd.	121,924	1,429,064
	Hyundai Steel Co.	428,544	10,052,081
#	Hyundai Telecommunication Co., Ltd.	61,342	383,882
	Hyundai Wia Corp.	187,553	6,655,322
#	HyVision System, Inc.	65,481	655,551
#*	I&C Technology Co., Ltd.	23,375	99,828
#	i3system, Inc.	25,071	414,891
#*	iA, Inc.	794,287	312,732
#	ICD Co., Ltd.	74,096	953,524
*	i-Components Co., Ltd.	9,199	34,467
#*	IHQ, Inc.	769,078	1,029,498
	Il Dong Pharmaceutical Co., Ltd.	29,619	386,389
#	Iljin Diamond Co., Ltd.	39,444	876,817
#	Iljin Display Co., Ltd.	64,403	311,845
#*	Iljin Electric Co., Ltd.	175,194	466,513
#	Iljin Holdings Co., Ltd.	125,195	476,712
#*	Iljin Materials Co., Ltd.	67,969	2,689,510
#	Ilshin Spinning Co., Ltd.	14,976	847,806
#*	Ilshin Stone Co., Ltd.	177,068	328,300
#	ilShinbiobase Co., Ltd.	119,594	207,069
#	Ilsung Pharmaceuticals Co., Ltd.	4,015	276,168
*	Ilyang Pharmaceutical Co., Ltd.	48,569	971,268
#*	IM Co., Ltd.	293,173	255,685
	iMarketKorea, Inc.	169,902	1,318,926
*	In the F Co., Ltd.	25,740	41,813

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	InBody Co., Ltd.	78,092	$1,360,336
#*	INCON Co., Ltd.	39,163	47,808
*	Incross Co., Ltd.	9,948	237,673
*	Industrial Bank of Korea	1,687,888	15,121,115
#*	Infinitt Healthcare Co., Ltd.	44,793	215,216
	InfoBank Corp.	26,681	132,759
#	INITECH Co., Ltd.	84,793	382,811
#*	InkTec Co., Ltd.	12,681	36,203
	Innocean Worldwide, Inc.	32,430	1,921,757
#*	InnoWireless, Inc.	21,914	545,339
*	Innox Advanced Materials Co., Ltd.	59,126	2,314,860
#*	Inscobee, Inc.	301,722	703,586
#*	Insun ENT Co., Ltd.	84,076	512,730
	Intelligent Digital Integrated Security Co., Ltd.	25,059	478,587
*	Interflex Co., Ltd.	52,039	568,297
	Interojo Co., Ltd.	55,380	1,247,984
#	Interpark Corp.	97,512	377,833
	Interpark Holdings Corp.	493,832	828,251
	INTOPS Co., Ltd.	146,012	1,339,607
#	INVENIA Co., Ltd.	114,465	227,069
	Inzi Controls Co., Ltd.	122,524	476,602
#	INZI Display Co., Ltd.	124,958	203,628
#*	Iones Co., Ltd.	61,365	338,636
	IS Dongseo Co., Ltd.	146,887	3,516,442
#	ISC Co., Ltd.	53,055	523,266
	i-SENS, Inc.	63,448	1,215,047
	ISU Chemical Co., Ltd.	114,539	877,197
#	IsuPetasys Co., Ltd.	174,438	546,543
	It's Hanbul Co., Ltd.	16,919	247,259
	J.ESTINA Co., Ltd.	39,967	113,588
	Jahwa Electronics Co., Ltd.	109,039	902,757
#	JASTECH, Ltd.	50,194	473,966
#*	Jayjun Cosmetic Co., Ltd.	165,486	540,355
	JB Financial Group Co., Ltd.	2,132,704	9,094,918
#	JC Hyun System, Inc.	68,514	266,113
*	Jcontentree Corp.	32,131	1,042,123
#*	Jeju Semiconductor Corp.	83,002	254,065
	Jejuair Co., Ltd.	62,710	1,143,389
#*	Jeongsan Aikang Co., Ltd.	125,996	208,806
	Jinro Distillers Co., Ltd.	10,945	278,224
#	Jinsung T.E.C.	76,654	394,307
	JLS Co., Ltd.	38,347	239,337
#*	JNK Heaters Co., Ltd.	21,580	73,790
#	JS Corp.	25,640	226,988
	Jusung Engineering Co., Ltd.	358,325	2,040,089
#	JVM Co., Ltd.	20,440	459,950
	JW Holdings Corp.	137,230	624,563
#	JW Life Science Corp.	35,153	558,317
	JW Pharmaceutical Corp.	49,206	1,197,113
	JYP Entertainment Corp.	199,482	4,068,019
*	Kakao Corp.	52,246	6,887,039
*	Kanglim Co., Ltd.	84,900	130,718
	Kangnam Jevisco Co., Ltd.	37,717	607,521
#	Kangwon Land, Inc.	285,010	6,561,028
#	KAON Media Co., Ltd.	131,806	776,693
*	KB Financial Group, Inc.	1,441,654	53,031,802
#*	KB Financial Group, Inc., ADR	536,821	19,610,071
#*	KB Metal Co., Ltd.	62,702	79,518
*	KBI Dongkook Industrial Co., Ltd.	32,465	17,523

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KC Co., Ltd.	89,715	$1,194,879
#	KC Cottrell Co., Ltd.	5,541	30,590
#	KC Green Holdings Co., Ltd.	162,216	654,856
#	KC Tech Co., Ltd.	70,767	1,197,478
	KCC Corp.	32,238	5,402,465
#	KCC Engineering & Construction Co., Ltd.	75,650	378,870
*	KCC Glass Corp.	30,292	866,689
	KCI, Ltd.	7,564	59,558
*	KD Corp.	1,359,692	21,177
#*	KEC Corp.	981,363	800,538
#	KEPCO Engineering & Construction Co., Inc.	48,067	785,683
	KEPCO Plant Service & Engineering Co., Ltd.	96,518	3,023,933
#	Keyang Electric Machinery Co., Ltd.	222,030	527,498
#*	KEYEAST Co., Ltd.	696,440	1,769,206
	KG Chemical Corp.	119,033	1,179,503
	KG Eco Technology Service Co., Ltd.	213,349	539,996
	Kginicis Co., Ltd.	111,969	1,646,538
	KGMobilians Co., Ltd.	93,901	440,388
#*	KH Vatec Co., Ltd.	79,037	1,297,400
	Kia Motors Corp.	1,036,278	35,246,718
	KINX, Inc.	4,462	169,860
	KISCO Corp.	228,086	828,102
	KISCO Holdings Co., Ltd.	45,474	455,826
#	Kishin Corp.	42,990	133,881
	KISWIRE, Ltd.	69,676	1,045,011
#*	Kiwi Media Group Co., Ltd.	1,506,170	142,169
#	KIWOOM Securities Co., Ltd.	93,161	5,451,790
#	KL-Net Corp.	124,486	226,988
#	KM Corp.	6,557	98,843
	KMH Co., Ltd.	137,247	614,318
*	KMH Hitech Co., Ltd.	53,654	51,922
#*	KMW Co., Ltd.	28,876	1,170,197
#	Kocom Co., Ltd.	25,809	130,138
#*	Kodaco Co., Ltd.	447,742	309,223
#	Koentec Co., Ltd.	54,279	386,747
	Koh Young Technology, Inc.	62,189	4,743,344
#	Kolmar BNH Co., Ltd.	83,967	1,848,720
	Kolmar Korea Holdings Co., Ltd.	50,051	882,086
#	Kolon Corp.	64,267	818,986
#	Kolon Global Corp.	95,385	698,489
	Kolon Industries, Inc.	186,779	6,544,248
*	Kolon Life Science, Inc.	8,013	115,282
#	Kolon Plastic, Inc.	99,256	330,947
	Komelon Corp.	19,563	129,860
	KoMiCo, Ltd.	10,430	233,678
*	KONA I Co., Ltd.	22,571	288,508
	Kook Soon Dang Brewery Co., Ltd.	146,832	414,787
	Korea Aerospace Industries, Ltd.	242,168	6,054,967
	Korea Airport Service Co., Ltd.	449	14,252
#	Korea Alcohol Industrial Co., Ltd.	165,769	1,190,151
#	Korea Asset In Trust Co., Ltd.	255,135	626,075
#	Korea Autoglass Corp.	100,799	1,259,733
#	Korea Cast Iron Pipe Industries Co., Ltd.	40,223	317,523
#*	Korea Circuit Co., Ltd.	90,732	744,199
#*	Korea District Heating Corp.	24,437	851,979
#*	Korea Electric Power Corp., Sponsored ADR	692,013	7,314,577
*	Korea Electric Power Corp.	433,914	9,179,416
	Korea Electric Terminal Co., Ltd.	48,134	1,532,714
#	Korea Electronic Certification Authority, Inc.	55,793	185,730

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Korea Electronic Power Industrial Development Co., Ltd.	93,274	$257,893
#	Korea Export Packaging Industrial Co., Ltd.	11,845	196,400
#*	Korea Flange Co., Ltd.	151,815	243,533
	Korea Gas Corp.	178,798	4,844,916
#	Korea Industrial Co., Ltd.	46,780	112,574
*	Korea Information & Communications Co., Ltd.	121,928	770,578
#	Korea Information Certificate Authority, Inc.	100,701	299,352
	Korea Investment Holdings Co., Ltd.	317,164	17,444,239
*	Korea Line Corp.	149,833	2,551,023
#*	Korea Materials & Analysis Corp.	24,997	215,215
	Korea Petrochemical Ind Co., Ltd.	42,668	3,295,148
	Korea Petroleum Industries Co.	772	65,361
	Korea Real Estate Investment & Trust Co., Ltd.	771,733	1,293,655
#*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	102,210	9,631,169
#	Korea United Pharm, Inc.	57,626	791,394
	Korea Zinc Co., Ltd.	33,804	10,723,749
	Korean Air Lines Co., Ltd.	601,067	11,784,040
	Korean Reinsurance Co.	1,038,385	7,484,299
#	Kortek Corp.	111,940	1,119,976
#*	Kossen Co., Ltd.	45,400	43,955
	KPX Chemical Co., Ltd.	17,193	772,898
#*	KSIGN Co., Ltd.	111,591	100,803
	KSS LINE, Ltd.	151,083	881,688
*	KT Corp., Sponsored ADR	309,798	3,228,095
*	KT Corp.	35,348	748,095
*	KT Hitel Co., Ltd.	100,170	426,357
	KT Skylife Co., Ltd.	263,871	1,913,028
#	KT Submarine Co., Ltd.	115,335	388,760
*	KT&G Corp.	370,129	29,411,804
#*	KTB Investment & Securities Co., Ltd.	503,002	893,658
#	KTCS Corp.	321,749	553,988
#	Ktis Corp.	280,627	491,184
#*	Kuk Young G&M	79,758	150,591
#	Kukbo Design Co., Ltd.	27,509	371,853
	Kukdo Chemical Co., Ltd.	38,132	1,318,251
#	Kukdong Oil & Chemicals Co., Ltd.	45,496	127,830
#*	Kuk-il Paper Manufacturing Co., Ltd.	363,623	1,565,046
#	Kukje Pharma Co., Ltd.	71,970	450,803
	Kum Yang Co., Ltd.	19,425	39,696
#	Kumho Industrial Co., Ltd.	111,650	879,409
	Kumho Petrochemical Co., Ltd.	151,174	8,184,895
*	Kumho Tire Co., Inc.	829,056	2,646,853
#	Kumkang Kind Co., Ltd.	179,720	513,270
	Kwang Dong Pharmaceutical Co., Ltd.	292,368	1,563,778
#*	Kwang Myung Electric Co., Ltd.	169,029	299,830
	Kyeryong Construction Industrial Co., Ltd.	67,676	1,009,446
	Kyobo Securities Co., Ltd.	235,155	1,703,085
#	Kyongbo Pharmaceutical Co., Ltd.	86,475	602,719
#	Kyung Dong Navien Co., Ltd.	40,008	1,364,233
*	Kyung Nam Pharm Co., Ltd.	38,065	271,471
#	Kyung Nong Corp.	12,631	106,989
#	Kyungbang Co., Ltd.	115,350	881,077
	KyungDong City Gas Co., Ltd.	25,727	398,648
#	KyungDong Invest Co., Ltd.	7,800	247,915
#	Kyungdong Pharm Co., Ltd.	83,939	561,254
	Kyung-In Synthetic Corp.	115,595	802,183
#	L&F Co., Ltd.	98,268	1,853,325
#*	L&K Biomed Co., Ltd.	26,871	59,267
#*	LabGenomics Co., Ltd.	30,845	186,377

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	LB Semicon, Inc.	450,341	$2,880,936
#	LEADCORP, Inc. (The)	236,251	1,176,060
#*	Leaders Cosmetics Co., Ltd.	49,944	205,578
#*	Lee Ku Industrial Co., Ltd.	244,339	325,028
	LEENO Industrial, Inc.	78,837	5,334,091
#*	Leenos Corp.	156,588	169,762
	LF Corp.	225,037	2,812,040
	LG Chem, Ltd.	124,289	34,656,684
	LG Corp.	348,908	20,503,985
#*	LG Display Co., Ltd., ADR	861,502	5,393,003
#*	LG Display Co., Ltd.	2,421,307	30,670,529
	LG Electronics, Inc.	989,883	53,977,215
#	LG Hausys, Ltd.	92,626	3,778,370
	LG HelloVision Co., Ltd.	420,712	1,790,515
#	LG Household & Health Care, Ltd.	41,152	43,041,748
	LG Innotek Co., Ltd.	124,919	15,567,530
	LG International Corp.	365,288	3,680,712
	LG Uplus Corp.	1,204,736	13,334,593
	LIG Nex1 Co., Ltd.	51,457	1,194,850
#	Lion Chemtech Co., Ltd.	55,748	355,099
*	LIS Co., Ltd.	5,982	51,105
#*	Liveplex Co., Ltd.	572,745	368,874
#	LMS Co., Ltd.	35,029	431,308
#	Lock & Lock Co., Ltd.	87,156	1,012,500
*	LONGTU KOREA, Inc.	2,592	11,643
#	LOT Vacuum Co., Ltd.	57,892	447,070
	Lotte Chemical Corp.	131,632	20,646,969
	Lotte Chilsung Beverage Co., Ltd.	11,265	1,163,506
	Lotte Confectionery Co., Ltd.	787	90,363
	Lotte Corp.	70,584	2,071,146
	LOTTE Fine Chemical Co., Ltd.	153,724	4,974,611
	Lotte Food Co., Ltd.	2,883	866,332
	LOTTE Himart Co., Ltd.	96,642	2,151,213
#*	Lotte Non-Life Insurance Co., Ltd.	1,040,245	1,461,400
	Lotte Shopping Co., Ltd.	55,105	5,290,758
*	Lotte Tour Development Co., Ltd.	21,895	233,842
	LS Cable & System Asia, Ltd.	52,587	342,473
	LS Corp.	132,376	4,368,508
	LS Industrial Systems Co., Ltd.	111,632	4,878,993
#*	Lumens Co., Ltd.	335,317	670,089
#*	Lutronic Corp.	73,632	456,851
#*	LVMC Holdings	314,071	1,067,899
	Macquarie Korea Infrastructure Fund	1,906,632	18,553,022
#*	Macrogen, Inc.	36,543	686,888
	Maeil Holdings Co., Ltd.	94,205	808,625
*	Magicmicro Co., Ltd.	50,554	26,140
#	MAKUS, Inc.	17,927	53,442
#	Mando Corp.	307,973	8,561,479
#*	Maniker Co., Ltd.	611,854	396,201
	Mcnex Co., Ltd.	121,950	3,539,305
#*	ME2ON Co., Ltd.	194,785	859,646
*	Mediana Co., Ltd.	4,014	27,173
*	Medipost Co., Ltd.	9,503	255,596
	Medy-Tox, Inc.	32,924	8,837,540
#	Meerecompany, Inc.	15,911	384,512
#	MegaStudy Co., Ltd.	72,590	693,981
	MegaStudyEdu Co., Ltd.	64,900	2,393,363
*	Melfas, Inc.	142,313	187,260
	Meritz Financial Group, Inc.	376,168	3,358,351

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Meritz Fire & Marine Insurance Co., Ltd.	528,017	$6,929,573
	Meritz Securities Co., Ltd.	2,553,691	7,756,454
#	META BIOMED Co., Ltd.	82,539	188,992
#*	Mgame Corp.	85,404	253,431
	Mi Chang Oil Industrial Co., Ltd.	3,580	225,110
#	MiCo, Ltd.	311,402	1,646,350
#	Minwise Co., Ltd.	66,136	796,312
#	Mirae Asset Daewoo Co., Ltd.	2,090,382	11,879,822
	Mirae Asset Life Insurance Co., Ltd.	473,966	1,661,230
*	Mirae Corp.	3,368,576	348,523
	Miwon Chemicals Co., Ltd.	1,485	55,112
	Miwon Commercial Co., Ltd.	3,977	195,191
#	Miwon Specialty Chemical Co., Ltd.	10,292	641,079
#	MK Electron Co., Ltd.	254,997	1,641,710
#*	MNTech Co., Ltd.	175,607	475,748
#	Mobase Co., Ltd.	145,928	519,923
*	Mobile Appliance, Inc.	30,044	107,296
#	Modetour Network, Inc.	56,822	693,668
#	Monalisa Co., Ltd.	53,629	408,684
	MonAmi Co., Ltd.	38,910	101,765
	Moorim P&P Co., Ltd.	349,407	1,131,994
#	Moorim Paper Co., Ltd.	293,130	621,856
#	Motonic Corp.	78,258	582,796
#*	MP Group, Inc.	104,321	21,581
#	Muhak Co., Ltd.	156,505	1,075,047
#	Multicampus Co., Ltd.	17,880	518,080
#*	MyungMoon Pharm Co., Ltd.	108,824	421,067
#	Nam Hwa Construction Co., Ltd.	34,033	392,262
	Namhae Chemical Corp.	108,812	700,536
#*	NamKwang Engineering & Construction Co., Ltd.	4,022	33,368
#*	Namsun Aluminum Co., Ltd.	565,100	1,878,577
#*	Namuga Co., Ltd.	8,126	275,248
	Namyang Dairy Products Co., Ltd.	3,559	1,226,730
	Namyeung Vivien	456	6,226
*	NanoenTek, Inc.	6,498	30,137
	Nasmedia Co., Ltd.	22,380	708,457
*	Nature & Environment Co., Ltd.	51,916	42,959
	NAVER Corp.	256,688	38,279,523
	NCSoft Corp.	55,244	29,265,366
	NeoPharm Co., Ltd.	44,390	1,502,156
*	Neowiz	79,516	1,128,350
*	NEOWIZ HOLDINGS Corp.	58,920	671,272
#	NEPES Corp.	232,391	4,510,224
#*	Netmarble Corp.	28,980	2,149,007
#*	Neuros Co., Ltd.	64,486	194,928
*	New Power Plasma Co., Ltd.	11,645	40,476
	Nexen Corp.	271,028	1,299,663
	Nexen Tire Corp.	460,853	3,121,161
#*	Next Entertainment World Co., Ltd.	93,608	353,039
#	NextEye Co., Ltd.	28,610	30,059
	Nexturn Co., Ltd.	20,902	164,270
	NH Investment & Securities Co., Ltd.	1,153,135	10,504,565
*	NHN BUGS Corp.	25,784	121,321
#*	NHN Corp.	37,488	2,355,439
#	NHN KCP Corp.	146,216	2,928,640
	NI Steel Co., Ltd.	21,389	37,358
	NICE Holdings Co., Ltd.	224,447	4,161,060
#	Nice Information & Telecommunication, Inc.	66,159	1,575,251
	NICE Information Service Co., Ltd.	361,764	5,035,547

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	NICE Total Cash Management Co., Ltd.	192,224	$1,205,767
#*	NK Co., Ltd.	350,691	311,900
#	Nong Shim Holdings Co., Ltd.	20,456	1,324,861
#	Nong Woo Bio Co., Ltd.	34,543	312,107
	NongShim Co., Ltd.	13,641	2,623,911
	Noroo Holdings Co., Ltd.	18,672	169,251
#	NOROO Paint & Coatings Co., Ltd.	106,101	655,826
	NPC	89,214	283,969
	NS Shopping Co., Ltd.	158,003	1,156,745
*	nTels Co., Ltd.	4,593	35,240
#	Nuri Telecom Co., Ltd.	48,568	231,289
*	NUVOTEC Co., Ltd.	46,960	49,494
#	OCI Co., Ltd.	126,036	5,818,541
#*	Omnisystem Co., Ltd.	169,658	253,220
#	Openbase, Inc.	155,472	397,328
#	Opto Device Technology Co., Ltd.	119,365	463,394
#	OptoElectronics Solutions Co., Ltd.	44,988	1,572,220
#	OPTRON-TEC, Inc.	241,367	1,273,901
#*	Orbitech Co., Ltd.	88,496	232,435
#*	Orientbio, Inc.	374,028	95,476
	Orion Corp.	30,176	2,577,416
	Orion Holdings Corp.	354,159	4,574,969
#*	OSANGJAIEL Co., Ltd.	38,370	192,016
*	Osstem Implant Co., Ltd.	102,960	3,620,476
#*	Osung Advanced Materials Co., Ltd.	266,954	506,115
	Ottogi Corp.	4,097	1,730,661
#	Paik Kwang Industrial Co., Ltd.	169,605	448,196
*	Pan Ocean Co., Ltd.	1,007,039	3,320,446
	Pang Rim Co., Ltd.	51,450	84,814
#	Pan-Pacific Co., Ltd.	306,517	600,162
#*	PaperCorea, Inc.	238,581	103,004
#	Paradise Co., Ltd.	104,217	1,462,273
	Partron Co., Ltd.	335,922	3,091,794
#*	Paru Co., Ltd.	106,491	407,554
*	Pearl Abyss Corp.	10,593	1,600,205
*	People & Technology, Inc.	39,631	239,564
	Pharma Research Products Co., Ltd.	14,922	480,303
#*	Pharmicell Co., Ltd.	97,848	629,098
*	Phoenix Materials Co., Ltd.	92,189	50,324
#	PNE Solution Co., Ltd.	52,975	472,542
#*	Pobis TNC Co., Ltd.	249,537	290,872
#*	POLUS BioPharm, Inc.	44,171	34,050
	POSCO, Sponsored ADR	503,689	22,368,828
	POSCO	240,194	43,515,575
#	POSCO Chemical Co., Ltd.	90,776	4,292,209
#	POSCO Coated & Color Steel Co., Ltd.	29,123	375,285
	Posco ICT Co., Ltd.	340,025	1,390,583
	Posco International Corp.	393,955	5,517,564
#	Posco M-Tech Co., Ltd.	145,597	508,816
#*	Power Logics Co., Ltd.	335,861	2,470,450
#	Protec Co., Ltd.	60,332	823,325
	PS TEC Co., Ltd.	57,269	188,301
#	PSK, Inc.	116,894	2,173,402
#	Pulmuone Co., Ltd.	105,860	929,638
#	Pungkuk Alcohol Industry Co., Ltd.	41,625	543,380
#	Pyeong Hwa Automotive Co., Ltd.	124,743	832,486
#*	RaonSecure Co., Ltd.	154,242	321,865
	Rayence Co., Ltd.	42,910	441,214
*	Redrover Co., Ltd.	372,004	142,796

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Reyon Pharmaceutical Co., Ltd.	34,246	$394,179
#	RFHIC Corp.	10,310	238,829
#*	RFTech Co., Ltd.	93,446	624,660
	Robostar Co., Ltd.	22,559	302,075
#	S Net Systems, Inc.	112,746	618,535
#	S&S Tech Corp.	101,706	1,284,320
#	S&T Corp.	9,902	138,540
	S&T Dynamics Co., Ltd.	229,210	1,255,897
	S&T Holdings Co., Ltd.	83,154	1,040,732
#	S&T Motiv Co., Ltd.	81,910	2,670,544
#*	S.Y. Co., Ltd.	93,024	337,037
	S-1 Corp.	108,513	8,284,780
	Sajo Industries Co., Ltd.	30,598	844,444
	Sajodaerim Corp.	2,461	29,567
#*	Sajodongaone Co., Ltd.	125,260	100,860
	Sam Chun Dang Pharm Co., Ltd.	55,821	1,329,028
#*	SAM KANG M&T Co., Ltd.	98,799	329,454
#	Sam Young Electronics Co., Ltd.	122,389	850,073
#	Sam Yung Trading Co., Ltd.	97,142	1,298,594
#	Sam-A Pharm Co., Ltd.	6,959	94,905
	Sambo Corrugated Board Co., Ltd.	17,238	120,621
#	Sambo Motors Co., Ltd.	141,368	619,344
#*	Sambon Electronics Co., Ltd.	62,983	123,810
	Samchully Co., Ltd.	18,410	1,209,913
#*	Samchuly Bicycle Co., Ltd.	48,697	228,846
#	Samho Development Co., Ltd.	214,360	723,988
	Samho International Co., Ltd.	18,618	273,341
	SAMHWA Paints Industrial Co., Ltd.	103,623	419,348
#	Samick Musical Instruments Co., Ltd.	393,989	584,489
#	Samick THK Co., Ltd.	54,188	606,300
#	Samil Pharmaceutical Co., Ltd.	11,145	184,552
#	Samji Electronics Co., Ltd.	55,909	426,920
#	Samjin LND Co., Ltd.	95,857	195,206
	Samjin Pharmaceutical Co., Ltd.	91,459	1,803,041
#	Samkee Automotive Co., Ltd.	275,558	509,207
#	Samkwang Glass Co., Ltd.	31,398	735,809
	Sammok S-Form Co., Ltd.	46,050	296,600
*	SAMPYO Cement Co., Ltd.	273,064	719,059
*	Samsung Biologics Co., Ltd.	13,209	5,308,953
	Samsung C&T Corp.	148,246	13,340,742
	Samsung Card Co., Ltd.	207,653	6,586,106
	Samsung Climate Control Co., Ltd.	5,930	36,029
	Samsung Electro-Mechanics Co., Ltd.	240,915	24,700,382
	Samsung Electronics Co., Ltd., GDR	3,727	4,340,663
	Samsung Electronics Co., Ltd.	29,166,210	1,351,357,692
	Samsung Electronics Co., Ltd. , GDR	5,831	6,833,932
*	Samsung Engineering Co., Ltd.	328,787	4,677,612
	Samsung Fire & Marine Insurance Co., Ltd.	200,973	35,384,421
*	Samsung Heavy Industries Co., Ltd.	1,025,714	5,647,616
	Samsung Life Insurance Co., Ltd.	295,117	17,077,164
#*	Samsung Pharmaceutical Co., Ltd.	259,051	836,766
#	Samsung Publishing Co., Ltd.	4,454	76,174
	Samsung SDI Co., Ltd.	70,426	16,031,642
	Samsung SDS Co., Ltd.	84,588	13,633,901
	Samsung Securities Co., Ltd.	406,214	11,867,151
	SAMT Co., Ltd.	445,063	894,976
#	Samwha Capacitor Co., Ltd.	98,324	4,392,405
#	Samwha Electric Co., Ltd.	16,326	210,457
	Samyang Corp.	36,455	1,283,730

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Samyang Foods Co., Ltd.	30,750	$2,594,123
	Samyang Holdings Corp.	43,826	2,034,905
	Samyang Tongsang Co., Ltd.	19,244	988,837
#	Samyoung M-Tek Co., Ltd.	34,531	102,389
#	Sang-A Frontec Co., Ltd.	48,694	620,764
#*	Sangbo Corp.	235,139	195,878
#*	Sangsangin Co., Ltd.	442,992	2,953,629
	Sangsin Brake	37,481	104,276
#	Sangsin Energy Display Precision Co., Ltd.	25,727	190,256
	SaraminHR Co., Ltd.	39,297	941,480
#	Satrec Initiative Co., Ltd.	22,982	360,870
	SAVEZONE I&C Corp.	143,205	345,579
#*	SBI Investment Korea Co., Ltd.	481,492	264,936
*	SBS Media Holdings Co., Ltd.	508,074	867,761
#*	SBW	1,170,901	1,319,328
#*	S-Connect Co., Ltd.	343,277	575,357
#*	SD Biotechnologies Co., Ltd.	48,996	259,631
#*	SDN Co., Ltd.	211,886	442,495
	Seah Besteel Corp.	164,939	1,770,485
	SeAH Holdings Corp.	4,471	267,519
	SeAH Steel Corp.	24,017	1,052,225
#	SeAH Steel Holdings Corp.	24,648	835,167
	Sebang Co., Ltd.	105,536	883,225
	Sebang Global Battery Co., Ltd.	87,285	2,444,031
#	Sebo Manufacturing Engineer Corp.	39,280	234,550
*	Seegene, Inc.	83,259	2,077,498
#	Sejin Heavy Industries Co., Ltd.	21,401	71,989
#	Sejong Industrial Co., Ltd.	136,337	514,301
*	Sejong Telecom, Inc.	2,263,649	621,218
#*	Sejoong Co., Ltd.	79,996	169,832
#*	Sekonix Co., Ltd.	123,313	694,614
#*	Selvas AI, Inc.	76,838	91,386
#	Sempio Foods Co.	8,094	209,903
	Semyung Electric Machinery Co., Ltd.	17,399	60,835
#	S-Energy Co., Ltd.	123,445	376,512
*	Seobu T&D	204,512	1,254,073
#	Seohan Co., Ltd.	1,093,556	974,409
	Seohee Construction Co., Ltd.	2,244,426	2,019,693
	Seojin System Co., Ltd.	18,316	406,412
#	Seondo Electric Co., Ltd.	46,925	106,804
#	Seoul Auction Co., Ltd.	30,422	140,897
#*	Seoul Electronics & Telecom	73,908	64,777
#*	Seoul Food Industrial Co., Ltd.	1,169,428	152,440
#*	Seoul Pharma Co., Ltd.	20,628	111,579
	Seoul Semiconductor Co., Ltd.	396,151	4,695,168
#	Seoulin Bioscience Co., Ltd.	27,867	247,032
	SEOWONINTECH Co., Ltd.	65,539	344,994
#	Seoyon Co., Ltd.	138,573	441,926
#	Seoyon E-Hwa Co., Ltd.	124,082	511,977
	Sewha P&C, Inc.	6,930	16,524
#*	Sewon Cellontech Co., Ltd.	223,062	472,973
	Sewon Precision Industry Co., Ltd.	8,303	42,269
	SEWOONMEDICAL Co., Ltd.	127,783	362,845
	SFA Engineering Corp.	123,721	4,180,737
*	SFA Semicon Co., Ltd.	1,070,992	4,942,207
#*	SFC Co., Ltd.	79,611	45,463
#*	SG Corp.	522,102	381,802
#*	SG&G Corp.	236,478	358,477
#	SH Energy & Chemical Co., Ltd.	492,639	423,697

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Shin Poong Pharmaceutical Co., Ltd.	158,406	$872,014
	Shindaeyang Paper Co., Ltd.	15,591	830,304
*	Shinhan Financial Group Co., Ltd.	1,529,585	49,915,455
#*	Shinhan Financial Group Co., Ltd., ADR	361,100	11,696,029
#	Shinil Industrial Co., Ltd.	319,495	479,080
	Shinsegae Engineering & Construction Co., Ltd.	32,198	676,521
#	Shinsegae Food Co., Ltd.	16,628	935,117
	Shinsegae Information & Communication Co., Ltd.	7,911	740,348
#	Shinsegae International, Inc.	8,380	1,419,416
	Shinsegae, Inc.	52,754	11,699,572
#*	Shinsung E&G Co., Ltd.	564,999	418,322
#*	Shinsung Tongsang Co., Ltd.	811,922	881,293
#*	Shinwha Intertek Corp.	240,196	588,212
#*	Shinwon Corp.	361,319	493,847
	Shinyoung Securities Co., Ltd.	28,077	1,247,372
#	SHOWBOX Corp.	371,974	1,009,812
*	Signetics Corp.	512,874	440,751
#	SIGONG TECH Co., Ltd.	82,362	327,575
#	Silicon Works Co., Ltd.	55,413	1,692,025
#	Silla Co., Ltd.	77,145	720,304
#	SIMMTECH Co., Ltd.	174,246	1,578,212
	SIMPAC, Inc.	189,059	403,506
	Sindoh Co., Ltd.	42,433	1,204,886
#	Sinil Pharm Co., Ltd.	21,225	132,821
#	SinSin Pharmaceutical Co., Ltd.	16,393	91,955
#	SK Bioland Co., Ltd.	61,103	1,055,661
#	SK Chemicals Co., Ltd.	11,069	533,536
	SK D&D Co., Ltd.	28,916	658,675
#	SK Discovery Co., Ltd.	163,954	3,175,862
	SK Holdings Co., Ltd.	184,987	36,163,217
	SK Hynix, Inc.	3,402,137	258,856,139
	SK Innovation Co., Ltd.	246,674	26,548,711
	SK Materials Co., Ltd.	36,946	4,812,278
	SK Networks Co., Ltd.	1,480,375	6,114,850
#	SK Securities Co., Ltd.	4,773,194	2,305,327
	SK Telecom Co., Ltd., Sponsored ADR	122,524	2,598,734
	SK Telecom Co., Ltd.	56,504	10,824,212
#	SKC Co., Ltd.	167,491	7,225,282
#*	SKC Solmics Co., Ltd.	352,720	978,525
#	SKCKOLONPI, Inc.	120,232	3,864,946
	SL Corp.	126,374	1,761,347
*	SM Culture & Contents Co., Ltd.	166,837	201,914
*	SM Entertainment Co., Ltd.	53,663	1,453,910
#*	S-MAC Co., Ltd.	861,286	753,030
	SMCore, Inc.	6,422	47,375
#	SMEC Co., Ltd.	224,187	394,347
*	SNTEKBM Co., Ltd.	10,554	11,382
*	SNU Precision Co., Ltd.	91,106	204,786
#	S-Oil Corp.	87,595	5,514,784
#*	Solborn, Inc.	104,854	339,593
*	Solco Biomedical Co., Ltd.	314,868	39,321
#*	Solid, Inc.	242,308	1,083,587
	Songwon Industrial Co., Ltd.	157,879	1,716,155
#*	Sonokong Co., Ltd.	62,623	81,701
#*	Soosan Heavy Industries Co., Ltd.	69,489	112,014
	Soulbrain Co., Ltd.	67,840	5,512,957
	SPC Samlip Co., Ltd.	19,009	1,208,404
	SPG Co., Ltd.	64,437	345,963
	Spigen Korea Co., Ltd.	23,255	1,010,240

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Ssangyong Cement Industrial Co., Ltd.	673,748	$2,776,267
#*	Ssangyong Motor Co.	365,833	592,694
	ST Pharm Co., Ltd.	31,978	730,986
#	Suheung Co., Ltd.	63,764	1,909,075
	Sun Kwang Co., Ltd.	26,496	342,895
	Sunchang Corp.	45,473	152,689
#*	SundayToz Corp.	33,549	496,589
#	Sung Bo Chemicals Co., Ltd.	63,949	225,354
	Sung Kwang Bend Co., Ltd.	216,109	1,701,648
#*	Sungchang Enterprise Holdings, Ltd.	684,564	875,727
#	Sungdo Engineering & Construction Co., Ltd.	106,967	300,030
#	Sungshin Cement Co., Ltd.	251,692	1,320,034
	Sungwoo Hitech Co., Ltd.	697,998	2,095,780
#	Sunjin Co., Ltd.	109,151	790,316
#*	Sunny Electronics Corp.	119,120	433,558
#*	Suprema HQ, Inc.	22,380	128,291
#*	Suprema, Inc.	23,673	882,652
#	SurplusGlobal, Inc.	51,265	110,574
#*	Synopex, Inc.	577,794	1,190,338
#	Systems Technology, Inc.	67,715	983,001
	Tae Kyung Industrial Co., Ltd.	86,957	388,567
	Taekwang Industrial Co., Ltd.	3,514	2,736,117
#*	Taewoong Co., Ltd.	121,826	750,704
#	Taeyoung Engineering & Construction Co., Ltd.	493,857	5,657,830
#*	Taihan Electric Wire Co., Ltd.	942,855	469,653
#*	Taihan Fiberoptics Co., Ltd.	303,742	673,655
	Taihan Textile Co., Ltd.	3,055	50,586
	Tailim Packaging Co., Ltd.	141,994	431,555
#*	TBH Global Co., Ltd.	193,148	385,685
#	TechWing, Inc.	99,978	1,391,350
*	Tego Science, Inc.	414	6,601
*	Telcon RF Pharmaceutical, Inc.	175,381	704,635
	Telechips, Inc.	52,440	456,453
#	TES Co., Ltd.	61,557	1,195,836
#	Tesna, Inc.	51,281	2,723,212
*	Theragen Etex Co., Ltd.	21,162	133,802
*	Thinkware Systems Corp.	90,865	530,755
#*	TK Chemical Corp.	610,002	1,333,974
	TK Corp.	159,582	1,339,270
#*	TOBESOFT Co., Ltd.	71,055	147,433
#	Tokai Carbon Korea Co., Ltd.	52,591	2,597,678
#	Tong Yang Moolsan Co., Ltd.	900,036	792,683
	Tongyang Life Insurance Co., Ltd.	507,561	1,521,312
#	Tongyang, Inc.	1,662,011	1,513,033
#	Tonymoly Co., Ltd.	29,196	250,506
#	Top Engineering Co., Ltd.	158,313	1,153,567
	Toptec Co., Ltd.	107,674	929,146
#	Tovis Co., Ltd.	180,517	1,296,674
#	TS Corp.	39,358	625,990
#*	T'way Holdings, Inc.	294,644	345,275
#	UBCare Co., Ltd.	73,933	320,618
#	Ubiquoss Holdings, Inc.	45,496	990,424
#	Ubiquoss, Inc.	24,418	564,983
	UIL Co., Ltd.	84,771	336,220
	Uju Electronics Co., Ltd.	53,381	436,684
*	Uni-Chem Co., Ltd.	21,981	33,039
#*	Unick Corp.	107,839	531,857
	Unid Co., Ltd.	62,642	2,299,231
#	Union Semiconductor Equipment & Materials Co., Ltd.	130,981	648,906

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Uniquest Corp.	70,197	$387,896
#*	Unison Co., Ltd.	399,271	303,352
#	UniTest, Inc.	94,767	1,214,227
	Value Added Technology Co., Ltd.	67,499	1,742,053
#	Very Good Tour Co., Ltd.	29,456	139,144
	Viatron Technologies, Inc.	65,940	478,818
#	VICTEK Co., Ltd.	75,937	199,441
#	Vieworks Co., Ltd.	51,455	1,529,612
#	Visang Education, Inc.	96,185	573,680
*	Vitzrocell Co., Ltd.	89,663	1,262,774
#*	W Holding Co., Ltd.	470,616	120,142
*	Webzen, Inc.	99,814	1,205,026
#*	Welcron Co., Ltd.	97,149	688,665
#	Wemade Co., Ltd.	38,376	1,009,155
#	Whanin Pharmaceutical Co., Ltd.	69,473	871,381
#*	WillBes & Co. (The)	657,045	846,463
#	Winix, Inc.	66,686	1,374,063
	Wins Co., Ltd.	39,739	445,777
#	WiSoL Co., Ltd.	322,084	3,574,720
#*	WIZIT Co., Ltd.	316,484	208,734
*	Won Ik Corp.	32,392	101,675
#*	WONIK CUBE Corp.	90,466	138,793
*	Wonik Holdings Co., Ltd.	414,719	1,796,353
	WONIK IPS Co., Ltd.	67,811	1,917,459
	Wonik Materials Co., Ltd.	69,786	1,493,297
#*	Wonik QnC Corp.	56,940	705,102
#*	Woojin, Inc.	10,731	33,359
*	Woongjin Co., Ltd.	142,336	147,218
	Woongjin Coway Co., Ltd.	231,722	17,001,964
#*	Woongjin Energy Co., Ltd.	183,851	52,872
*	Woori Financial Group, Inc., Sponsored ADR	4,916	124,866
	Woori Financial Group, Inc.	2,296,833	19,390,013
*	Woori Investment Bank Co., Ltd.	1,609,403	777,316
#	Woori Technology Investment Co., Ltd.	59,779	136,960
#*	Woori Technology, Inc.	183,605	137,856
#*	Wooridul Pharmaceutical, Ltd.	54,746	290,575
#	Woorison F&G Co., Ltd.	416,005	589,370
#	Woory Industrial Co., Ltd.	42,882	781,543
#	Wooshin Systems Co., Ltd.	82,751	327,750
#*	Woosu AMS Co., Ltd.	132,228	350,604
#*	WooSung Feed Co., Ltd.	256,220	625,748
#	Worldex Industry & Trading Co., Ltd.	18,504	118,609
	Y G-1 Co., Ltd.	223,121	1,247,476
#*	YeaRimDang Publishing Co., Ltd.	184,790	505,641
#*	Yeong Hwa Metal Co., Ltd.	164,987	202,916
	YES24 Co., Ltd.	17,223	95,443
#*	Yest Co., Ltd.	20,395	167,257
	YG Entertainment, Inc.	40,685	1,061,649
#*	YIK Corp.	14,394	53,013
#*	YJM Games Co., Ltd.	188,851	277,871
#	YMC Co., Ltd.	82,207	559,606
*	Yonwoo Co., Ltd.	22,729	377,871
	Yoosung Enterprise Co., Ltd.	173,620	364,168
#	YooSung T&S Co., Ltd.	140,682	305,938
#	Youlchon Chemical Co., Ltd.	57,701	601,696
	Young Poong Corp.	2,669	1,398,315
#	Young Poong Precision Corp.	110,690	724,049
*	Youngone Corp.	151,540	3,907,862
	Youngone Holdings Co., Ltd.	40,502	1,404,719

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	YoungWoo DSP Co., Ltd.	112,767	$213,007
	YTN Co., Ltd.	18,296	30,568
*	Yuanta Securities Korea Co., Ltd.	1,196,112	2,677,571
	Yuhan Corp.	25,767	4,674,410
	YuHwa Securities Co., Ltd.	10,267	100,210
#*	Yungjin Pharmaceutical Co., Ltd.	265,384	1,225,471
*	Yuyang DNU Co., Ltd.	38,183	129,233
#	Yuyu Pharma, Inc.	20,868	197,586
#	Zeus Co., Ltd.	63,074	712,073
TOTAL SOUTH KOREA			4,152,386,571
SPAIN — (0.0%)
*	Banco Santander SA	363,868	1,519,366
TAIWAN — (16.3%)
	Aaeon Technology, Inc.	5,000	11,636
	ABC Taiwan Electronics Corp.	712,613	443,305
	Ability Enterprise Co., Ltd.	3,397,974	1,618,157
#	Ability Opto-Electronics Technology Co., Ltd.	618,471	835,083
	AcBel Polytech, Inc.	2,328,468	1,774,988
	Accton Technology Corp.	3,510,369	18,658,221
	Ace Pillar Co., Ltd.	351,000	235,152
	Acer, Inc.	18,911,595	10,458,707
#	ACES Electronic Co., Ltd.	1,103,000	974,808
*	Acon Holding, Inc.	1,730,000	432,682
	Acter Group Corp., Ltd.	620,705	3,493,344
	Action Electronics Co., Ltd.	1,682,000	451,807
#	Actron Technology Corp.	701,757	2,326,310
#	A-DATA Technology Co., Ltd.	1,057,465	2,437,337
	Addcn Technology Co., Ltd.	169,146	1,298,864
#	Adlink Technology, Inc.	721,107	1,097,008
	Advanced Ceramic X Corp.	380,000	3,774,483
	Advanced International Multitech Co., Ltd.	1,442,000	1,796,842
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	205,511	98,619
*	Advanced Optoelectronic Technology, Inc.	781,000	435,224
	Advanced Power Electronics Corp.	78,000	65,500
#	Advanced Wireless Semiconductor Co.	1,059,000	3,119,580
	Advancetek Enterprise Co., Ltd.	1,549,662	962,500
	Advantech Co., Ltd.	1,419,458	13,539,046
	Aerospace Industrial Development Corp.	3,097,000	3,441,291
*	AGV Products Corp.	5,413,603	1,229,869
*	Airmate Cayman International Co., Ltd.	19,297	18,415
	Airtac International Group	837,299	12,654,773
#	Alchip Technologies, Ltd.	621,000	4,649,837
	Alcor Micro Corp.	463,000	196,502
	Alexander Marine Co., Ltd.	52,000	70,091
#*	ALI Corp.	1,876,256	973,462
	All Ring Tech Co., Ltd.	630,000	858,784
	Allied Circuit Co., Ltd.	209,000	638,026
	Allis Electric Co., Ltd.	1,329,100	912,781
#	Alltek Technology Corp.	829,304	529,609
	Alltop Technology Co., Ltd.	610,000	1,402,548
#	Alpha Networks, Inc.	3,180,100	2,115,491
	Altek Corp.	2,832,159	1,906,216
#	Amazing Microelectronic Corp.	678,577	2,058,893
	Ambassador Hotel (The)	1,850,000	1,569,745
	Ampire Co., Ltd.	368,000	248,630
	AMPOC Far-East Co., Ltd.	763,567	698,880
*	AmTRAN Technology Co., Ltd.	8,790,944	2,973,388

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Anderson Industrial Corp.	765,705	$214,022
#	Anpec Electronics Corp.	596,702	1,382,185
	Apacer Technology, Inc.	724,005	999,682
	APAQ Technology Co., Ltd.	404,520	447,408
	APCB, Inc.	1,713,000	1,347,598
#	Apex Biotechnology Corp.	839,625	711,956
#	Apex International Co., Ltd.	1,491,916	2,595,041
	Apex Medical Corp.	464,463	367,393
*	Apex Science & Engineering	980,870	404,904
#	Arcadyan Technology Corp.	1,404,760	3,609,453
	Ardentec Corp.	4,911,993	4,386,473
	Argosy Research, Inc.	82,000	165,561
	ASE Technology Holding Co., Ltd., ADR	1,021,465	4,841,744
	ASE Technology Holding Co., Ltd.	22,471,387	54,223,700
	Asia Cement Corp.	12,178,655	18,114,862
	Asia Electronic Material Co., Ltd.	319,000	156,926
#	Asia Optical Co., Inc.	2,126,000	5,992,329
*	Asia Pacific Telecom Co., Ltd.	6,898,415	1,785,651
*	Asia Plastic Recycling Holding, Ltd.	2,970,533	549,591
	Asia Polymer Corp.	4,022,260	1,952,945
	Asia Tech Image, Inc.	470,000	818,629
#	Asia Vital Components Co., Ltd.	3,255,864	3,602,216
#	ASMedia Technology, Inc.	234,048	6,060,313
	ASPEED Technology, Inc.	167,999	5,144,452
	ASROCK, Inc.	242,000	713,335
	Asustek Computer, Inc.	2,602,861	19,169,632
	Aten International Co., Ltd.	825,715	2,287,888
	AU Optronics Corp., Sponsored ADR	881,662	2,838,952
#	AU Optronics Corp.	87,449,497	29,010,289
	Audix Corp.	739,375	1,006,059
#	AURAS Technology Co., Ltd.	516,303	2,745,239
	Aurona Industries, Inc.	514,000	299,248
	Aurora Corp.	395,258	1,172,821
	Avalue Technology, Inc.	436,000	1,040,009
	Avermedia Technologies	2,740,037	861,719
	AVY Precision Technology, Inc.	1,076,408	1,058,277
	Awea Mechantronic Co., Ltd.	216,062	217,529
	Axiomtek Co., Ltd.	580,000	1,087,198
*	Azurewave Technologies, Inc.	78,000	39,882
	Bank of Kaohsiung Co., Ltd.	5,680,571	1,825,255
	Baolong International Co., Ltd.	321,000	138,805
	Basso Industry Corp.	1,135,284	1,781,031
	BenQ Materials Corp.	1,731,000	959,377
#	BES Engineering Corp.	16,421,050	3,977,714
#	Bin Chuan Enterprise Co., Ltd.	1,127,257	698,779
#	Bionet Corp.	162,000	191,550
	Bionime Corp.	172,000	486,886
#*	Biostar Microtech International Corp.	1,800,712	632,954
	Bioteque Corp.	599,680	2,318,511
#	Bizlink Holding, Inc.	1,317,291	9,623,348
#*	Boardtek Electronics Corp.	771,000	568,283
	Bon Fame Co., Ltd.	157,000	270,879
	Bright Led Electronics Corp.	1,128,180	560,099
	Brighton-Best International Taiwan, Inc.	425,749	392,212
	C Sun Manufacturing, Ltd.	1,535,740	1,198,055
*	Cameo Communications, Inc.	2,503,116	593,284
	Capital Futures Corp.	627,400	884,961
	Capital Securities Corp.	21,580,554	7,257,099
#	Career Technology MFG. Co., Ltd.	3,809,766	3,705,567

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Carnival Industrial Corp.	1,438,226	$450,342
	Casetek Holdings, Ltd.	2,185,221	3,032,268
	Caswell, Inc.	97,000	355,612
	Catcher Technology Co., Ltd.	3,672,872	29,085,811
	Cathay Chemical Works	35,000	20,712
	Cathay Financial Holding Co., Ltd.	28,895,816	38,676,166
	Cathay Real Estate Development Co., Ltd.	6,621,600	4,471,438
#	Cayman Engley Industrial Co., Ltd.	308,801	891,303
	CCP Contact Probes Co., Ltd.	46,000	49,145
	Celxpert Energy Corp.	765,000	724,687
#	Center Laboratories, Inc.	1,811,967	3,126,989
	Central Reinsurance Co., Ltd.	1,488,312	966,669
	Chailease Holding Co., Ltd.	8,113,657	33,645,838
*	Chain Chon Industrial Co., Ltd.	2,063,000	660,412
	ChainQui Construction Development Co., Ltd.	784,497	570,713
*	Champion Building Materials Co., Ltd.	3,478,390	721,029
	Chang Hwa Commercial Bank, Ltd.	23,629,278	16,737,141
	Chang Wah Electromaterials, Inc.	266,520	1,427,744
	Chang Wah Technology Co., Ltd.	502,980	481,538
	Channel Well Technology Co., Ltd.	1,503,000	1,232,296
	Chant Sincere Co., Ltd.	361,000	291,694
	Charoen Pokphand Enterprise	2,382,620	4,955,420
	Chaun-Choung Technology Corp.	246,000	1,668,791
#	CHC Healthcare Group	560,000	699,133
	CHC Resources Corp.	447,048	731,234
	Chen Full International Co., Ltd.	923,000	1,049,254
	Chenbro Micom Co., Ltd.	731,000	2,760,720
	Cheng Fwa Industrial Co., Ltd.	100,000	37,173
	Cheng Loong Corp.	9,650,160	6,271,882
*	Cheng Mei Materials Technology Corp.	7,405,200	1,647,313
	Cheng Shin Rubber Industry Co., Ltd.	11,664,508	15,104,677
	Cheng Uei Precision Industry Co., Ltd.	4,675,630	6,053,610
#	Chenming Electronic Technology Corp.	1,250,708	529,433
	Chia Chang Co., Ltd.	1,095,000	1,399,989
	Chia Hsin Cement Corp.	3,761,747	2,549,253
	Chian Hsing Forging Industrial Co., Ltd.	492,000	728,317
	Chicony Electronics Co., Ltd.	3,889,689	10,952,228
#	Chicony Power Technology Co., Ltd.	1,733,696	3,372,165
	Chieftek Precision Co., Ltd.	525,500	1,522,039
	Chien Kuo Construction Co., Ltd.	1,765,364	591,873
#	Chilisin Electronics Corp.	2,091,925	8,042,050
	Chime Ball Technology Co., Ltd.	204,282	250,291
	China Airlines, Ltd.	33,799,057	8,936,688
	China Bills Finance Corp.	3,921,000	1,970,189
	China Chemical & Pharmaceutical Co., Ltd.	3,017,000	2,090,999
	China Development Financial Holding Corp.	52,308,157	16,003,022
	China Ecotek Corp.	168,000	190,481
	China Electric Manufacturing Corp.	3,525,398	1,332,965
	China Fineblanking Technology Co., Ltd.	505,681	637,337
	China General Plastics Corp.	4,687,835	2,938,541
	China Glaze Co., Ltd.	1,106,022	373,003
*	China Life Insurance Co., Ltd.	14,532,154	11,799,935
	China Man-Made Fiber Corp.	15,486,488	3,831,407
	China Metal Products	3,055,405	3,034,422
	China Motor Corp.	2,118,286	2,613,832
#	China Petrochemical Development Corp.	30,693,941	8,181,726
	China Steel Chemical Corp.	982,998	3,891,575
	China Steel Corp.	44,416,440	33,844,386
#	China Steel Structure Co., Ltd.	972,000	760,644

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China Wire & Cable Co., Ltd.	1,096,680	$939,924
#	Chinese Maritime Transport, Ltd.	1,075,964	961,270
#	Ching Feng Home Fashions Co., Ltd.	640,659	708,672
	Chin-Poon Industrial Co., Ltd.	4,235,617	4,246,569
	Chipbond Technology Corp.	6,636,000	13,083,440
	ChipMOS Techinologies, Inc.	2,687,155	2,629,712
	ChipMOS Technologies, Inc., ADR	62,027	1,210,776
#	Chlitina Holding, Ltd.	580,000	3,874,793
	Chong Hong Construction Co., Ltd.	1,881,739	5,211,053
#	Chroma ATE, Inc.	1,846,705	9,006,176
	Chun YU Works & Co., Ltd.	1,435,000	929,437
	Chun Yuan Steel Industry Co., Ltd.	3,101,177	1,030,798
	Chung Hsin Electric & Machinery Manufacturing Corp.	4,195,500	3,746,120
#	Chung Hung Steel Corp.	13,317,926	4,069,818
	Chung Hwa Food Industrial Co., Ltd.	16,650	49,257
#	Chung Hwa Pulp Corp.	5,176,308	1,479,511
#	Chunghwa Chemical Synthesis & Biotech Co., Ltd.	212,000	259,679
	Chunghwa Precision Test Tech Co., Ltd.	130,000	3,734,741
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	452,251	16,172,495
	Chunghwa Telecom Co., Ltd.	6,972,000	24,908,328
*	Chuwa Wool Industry Co., Taiwan Ltd.	25,000	25,486
	Chyang Sheng Dyeing & Finishing Co., Ltd.	1,952,000	818,357
	Cleanaway Co., Ltd.	807,000	4,215,101
	Clevo Co.	4,055,482	4,602,916
#*	CMC Magnetics Corp.	12,891,944	3,449,454
	C-Media Electronics, Inc.	504,000	272,987
*	CoAsia Electronics Corp.	894,642	291,635
	Coland Holdings, Ltd.	169,000	161,387
	Collins Co., Ltd.	316,060	116,383
	Compal Electronics, Inc.	33,264,560	20,030,644
	Compeq Manufacturing Co., Ltd.	10,810,000	14,356,115
	Compucase Enterprise	758,000	672,517
*	Concord Securities Co., Ltd.	5,943,863	1,436,955
#	Concraft Holding Co., Ltd.	439,075	1,912,956
	Continental Holdings Corp.	4,751,250	1,991,498
	Contrel Technology Co., Ltd.	1,368,000	712,000
#	Coremax Corp.	509,545	1,130,865
	Coretronic Corp.	5,113,600	6,132,869
#	Co-Tech Development Corp.	1,871,800	2,215,049
	Cowealth Medical Holding Co., Ltd.	171,780	226,113
	Coxon Precise Industrial Co., Ltd.	1,235,000	609,129
	Creative Sensor, Inc.	1,138,000	797,336
#*	CSBC Corp. Taiwan	1,329,157	1,075,331
	CTBC Financial Holding Co., Ltd.	67,073,931	48,647,868
	CTCI Corp.	5,190,896	6,469,998
	C-Tech United Corp.	197,819	120,742
#	Cub Elecparts, Inc.	591,808	4,183,715
	CviLux Corp.	796,378	641,540
	CX Technology Co., Ltd.	558,078	329,049
	Cyberlink Corp.	128,504	427,555
#	CyberPower Systems, Inc.	391,000	1,332,931
	CyberTAN Technology, Inc.	3,285,873	1,666,911
	Cypress Technology Co., Ltd.	374,100	992,268
	DA CIN Construction Co., Ltd.	2,128,809	1,499,103
	Dadi Early-Childhood Education Group, Ltd.	178,502	1,278,641
	Dafeng TV, Ltd.	405,061	541,813
#	Da-Li Development Co., Ltd.	1,337,535	1,243,850
*	Danen Technology Corp.	464,279	63,266
#	Darfon Electronics Corp.	1,867,700	2,341,676

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Darwin Precisions Corp.	3,954,304	$1,889,436
#	Davicom Semiconductor, Inc.	430,392	254,877
	Daxin Materials Corp.	518,500	1,429,814
	De Licacy Industrial Co., Ltd.	2,185,469	1,753,244
#	Delpha Construction Co., Ltd.	1,249,754	682,416
	Delta Electronics, Inc.	6,768,028	31,622,144
	Depo Auto Parts Ind Co., Ltd.	1,096,634	2,066,257
	Dimerco Data System Corp.	56,000	83,664
	Dimerco Express Corp.	910,000	806,550
	D-Link Corp.	6,767,758	3,061,480
	Draytek Corp.	173,000	156,574
	Dyaco International, Inc.	43,408	54,503
	DYNACOLOR, Inc.	267,000	286,734
#*	Dynamic Electronics Co., Ltd.	2,494,583	1,249,305
	Dynapack International Technology Corp.	1,262,000	2,756,077
	E Ink Holdings, Inc.	5,321,000	5,177,170
	E.Sun Financial Holding Co., Ltd.	46,573,584	43,025,225
	Eastern Media International Corp.	3,735,615	1,286,264
	Eclat Textile Co., Ltd.	1,061,518	13,538,590
	ECOVE Environment Corp.	245,000	1,721,664
*	Edimax Technology Co., Ltd.	2,128,423	653,730
	Edison Opto Corp.	1,150,000	452,800
	Edom Technology Co., Ltd.	1,521,038	830,686
	eGalax_eMPIA Technology, Inc.	468,451	728,749
#	Egis Technology, Inc.	554,000	3,593,820
	Elan Microelectronics Corp.	1,424,026	4,000,438
#*	E-Lead Electronic Co., Ltd.	456,846	302,093
	E-LIFE MALL Corp.	407,000	910,366
#	Elite Advanced Laser Corp.	1,302,320	2,715,096
#	Elite Material Co., Ltd.	3,002,839	11,224,049
	Elite Semiconductor Memory Technology, Inc.	2,431,390	2,715,426
*	Elitegroup Computer Systems Co., Ltd.	3,811,028	1,536,922
	eMemory Technology, Inc.	573,000	6,051,849
#	Emerging Display Technologies Corp.	1,138,000	585,867
*	ENG Electric Co., Ltd.	279,222	36,321
#	Ennoconn Corp.	511,531	3,797,532
#	EnTie Commercial Bank Co., Ltd.	2,316,166	1,179,054
*	Epileds Technologies, Inc.	908,000	390,150
#	Epistar Corp.	10,027,261	11,192,773
	Eslite Spectrum Corp. (The)	33,550	115,946
	Eson Precision Ind. Co., Ltd.	955,000	1,076,596
	Eternal Materials Co., Ltd.	6,315,999	5,617,494
*	Etron Technology, Inc.	2,006,000	611,585
	Eurocharm Holdings Co., Ltd.	340,000	1,282,029
	Eva Airways Corp.	28,798,695	11,578,874
#*	Everest Textile Co., Ltd.	3,827,684	1,062,414
	Evergreen International Storage & Transport Corp.	6,086,000	2,768,078
*	Evergreen Marine Corp. Taiwan, Ltd.	22,025,920	8,471,096
	Everlight Chemical Industrial Corp.	4,106,756	2,056,595
	Everlight Electronics Co., Ltd.	4,843,570	6,012,717
#*	Everspring Industry Co., Ltd.	867,000	274,769
#	Excellence Opto, Inc.	141,000	113,224
#	Excelliance Mos Corp.	147,000	476,041
#	Excelsior Medical Co., Ltd.	1,274,707	2,224,465
	EZconn Corp.	348,600	422,768
	Far Eastern Department Stores, Ltd.	11,598,000	9,401,854
	Far Eastern International Bank	26,633,999	10,447,001
	Far Eastern New Century Corp.	18,322,705	16,986,011
	Far EasTone Telecommunications Co., Ltd.	9,137,000	20,696,271

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Faraday Technology Corp.	1,044,893	$1,677,778
#	Farglory F T Z Investment Holding Co., Ltd.	787,385	629,287
	Farglory Land Development Co., Ltd.	4,394,105	5,841,873
#*	Federal Corp.	4,259,938	1,653,755
	Feedback Technology Corp.	276,200	533,981
	Feng Hsin Steel Co., Ltd.	3,173,131	5,557,255
	Feng TAY Enterprise Co., Ltd.	2,185,321	13,079,955
	Firich Enterprises Co., Ltd.	22,000	23,055
*	First Copper Technology Co., Ltd.	2,061,000	588,383
	First Financial Holding Co., Ltd.	41,834,141	32,556,636
	First Hi-Tec Enterprise Co., Ltd.	661,496	814,394
	First Hotel	1,245,293	618,221
	First Insurance Co., Ltd. (The)	2,450,640	1,154,956
#	First Steamship Co., Ltd.	6,681,194	2,110,798
	FIT Holding Co., Ltd.	953,436	546,762
#	FLEXium Interconnect, Inc.	3,070,724	10,592,075
	Flytech Technology Co., Ltd.	975,070	2,326,940
#	FocalTech Systems Co., Ltd.	2,768,174	2,299,352
	Forest Water Environment Engineering Co., Ltd.	326,277	507,692
#	Formosa Advanced Technologies Co., Ltd.	1,848,000	2,257,593
	Formosa Chemicals & Fibre Corp.	11,450,198	31,961,437
#	Formosa International Hotels Corp.	526,975	2,660,604
	Formosa Laboratories, Inc.	870,000	1,199,379
#	Formosa Oilseed Processing Co., Ltd.	398,891	428,384
#	Formosa Optical Technology Co., Ltd.	200,000	429,107
	Formosa Petrochemical Corp.	2,571,000	7,602,627
	Formosa Plastics Corp.	8,981,770	27,580,391
	Formosa Sumco Technology Corp.	86,000	312,335
	Formosa Taffeta Co., Ltd.	5,647,460	6,283,013
	Formosan Rubber Group, Inc.	3,421,143	2,140,611
	Formosan Union Chemical	3,173,936	1,363,396
	Fortune Electric Co., Ltd.	752,304	744,271
	Founding Construction & Development Co., Ltd.	1,467,882	765,825
	Foxconn Technology Co., Ltd.	5,062,241	10,046,959
#	Foxsemicon Integrated Technology, Inc.	485,402	2,747,670
#	Froch Enterprise Co., Ltd.	2,692,384	1,046,153
	FSP Technology, Inc.	1,478,619	1,027,909
	Fubon Financial Holding Co., Ltd.	32,733,387	48,542,566
#	Fulgent Sun International Holding Co., Ltd.	904,226	3,887,179
	Fullerton Technology Co., Ltd.	836,670	534,358
#	Fulltech Fiber Glass Corp.	4,310,215	1,596,601
	Fwusow Industry Co., Ltd.	874,294	531,483
	G Shank Enterprise Co., Ltd.	1,451,510	1,074,030
*	G Tech Optoelectronics Corp.	953,955	258,672
#	Gallant Precision Machining Co., Ltd.	1,118,000	696,675
#	Gamania Digital Entertainment Co., Ltd.	192,000	353,156
#	GCS Holdings, Inc.	482,000	976,809
	GEM Services, Inc.	709,970	1,401,822
#*	Gemtek Technology Corp.	3,555,574	2,761,366
#	General Interface Solution Holding, Ltd.	2,379,000	7,814,623
#	General Plastic Industrial Co., Ltd.	563,478	543,144
	Generalplus Technology, Inc.	568,000	571,687
	Genesys Logic, Inc.	695,000	747,170
	Genius Electronic Optical Co., Ltd.	636,576	11,010,367
	Genmont Biotech, Inc.	132,314	106,001
	Genovate Biotechnology Co., Ltd.	253,650	206,272
#*	GeoVision, Inc.	287,840	244,272
	Getac Technology Corp.	4,186,281	6,832,254
	Giant Manufacturing Co., Ltd.	1,710,363	10,071,606

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Giantplus Technology Co., Ltd.	2,908,000	$1,176,702
	Gigabyte Technology Co., Ltd.	4,237,750	7,096,272
#*	Gigasolar Materials Corp.	106,820	433,409
#*	Gigastorage Corp.	1,799,829	699,302
	Ginko International Co., Ltd.	448,000	2,721,164
	Global Brands Manufacture, Ltd.	3,531,973	1,686,350
#	Global Lighting Technologies, Inc.	276,000	1,256,062
	Global Mixed Mode Technology, Inc.	564,000	2,106,522
	Global PMX Co., Ltd.	432,000	2,437,548
#	Global Unichip Corp.	638,000	4,941,532
#	Globalwafers Co., Ltd.	1,104,779	14,250,695
	Globe Union Industrial Corp.	2,667,820	1,500,182
	Gloria Material Technology Corp.	5,700,885	3,284,523
*	GlycoNex, Inc.	129,000	79,794
#*	Gold Circuit Electronics, Ltd.	2,583,747	1,285,201
	Golden Friends Corp.	104,400	210,525
	Goldsun Building Materials Co., Ltd.	11,783,672	5,714,115
	Good Will Instrument Co., Ltd.	224,342	187,651
#	Gourmet Master Co., Ltd.	619,102	2,081,195
	Grand Fortune Securities Co., Ltd.	1,129,000	332,088
	Grand Ocean Retail Group, Ltd.	1,080,000	781,022
*	Grand Pacific Petrochemical	11,040,000	6,180,139
#	Grand Plastic Technology Corp.	138,000	1,271,409
	GrandTech CG Systems, Inc.	400,600	552,922
	Grape King Bio, Ltd.	1,057,000	6,676,951
	Great China Metal Industry	1,191,000	948,874
	Great Taipei Gas Co., Ltd.	1,635,000	1,703,040
	Great Wall Enterprise Co., Ltd.	7,301,240	9,946,598
	Greatek Electronics, Inc.	3,089,000	4,768,252
*	Green Energy Technology, Inc.	2,077,221	8,251
	Green River Holding Co., Ltd.	54,350	110,020
	GTM Holdings Corp.	1,317,550	978,886
	Hannstar Board Corp.	3,745,147	4,593,445
#	HannStar Display Corp.	32,229,323	7,924,819
#*	HannsTouch Solution, Inc.	6,112,862	2,505,109
	Hanpin Electron Co., Ltd.	503,000	528,055
	Harvatek Corp.	1,459,839	564,594
	Hey Song Corp.	2,010,500	2,186,837
	Hi-Clearance, Inc.	141,978	492,726
	Highlight Tech Corp.	528,000	453,414
#	Highwealth Construction Corp.	5,698,130	8,510,508
	HIM International Music, Inc.	295,200	1,117,278
	Hiroca Holdings, Ltd.	774,221	1,573,615
	Hitron Technology, Inc.	1,070,997	743,613
#	Hiwin Technologies Corp.	1,215,746	12,097,004
	Ho Tung Chemical Corp.	9,787,828	2,565,431
	Hocheng Corp.	3,010,300	786,946
	Hold-Key Electric Wire & Cable Co., Ltd.	266,901	77,434
	Holiday Entertainment Co., Ltd.	524,400	1,186,109
	Holtek Semiconductor, Inc.	1,721,000	3,709,172
#	Holy Stone Enterprise Co., Ltd.	1,256,675	4,060,813
	Hon Hai Precision Industry Co., Ltd.	36,059,403	98,045,731
	Hon Hai Precision Industry Co., Ltd., GDR	34,480	186,882
	Hong Pu Real Estate Development Co., Ltd.	2,768,554	2,063,990
	Hong TAI Electric Industrial	2,442,000	845,898
	Hong YI Fiber Industry Co.	1,716,680	1,024,388
*	Horizon Securities Co., Ltd.	4,200,000	912,694
#	Hota Industrial Manufacturing Co., Ltd.	1,828,762	7,171,985
#	Hotai Motor Co., Ltd.	1,446,000	29,494,723

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hotron Precision Electronic Industrial Co., Ltd.	673,259	$900,922
#	Hsin Kuang Steel Co., Ltd.	1,515,783	1,579,543
	Hsin Yung Chien Co., Ltd.	303,555	827,454
	Hsing TA Cement Co.	496,222	305,689
#	HTC Corp.	4,179,619	4,682,252
#	Hu Lane Associate, Inc.	625,688	1,923,668
*	HUA ENG Wire & Cable Co., Ltd.	4,255,000	1,307,910
	Hua Nan Financial Holdings Co., Ltd.	26,820,624	19,114,710
#	Huaku Development Co., Ltd.	2,034,400	6,009,046
#	Huang Hsiang Construction Corp.	1,358,735	1,621,664
	Hung Ching Development & Construction Co., Ltd.	1,389,000	951,198
#	Hung Sheng Construction, Ltd.	5,771,904	4,356,499
	Huxen Corp.	239,072	422,576
*	Hwa Fong Rubber Industrial Co., Ltd.	2,639,112	953,730
	Hwacom Systems, Inc.	183,000	89,836
	Ibase Technology, Inc.	1,014,345	1,408,326
	IBF Financial Holdings Co., Ltd.	18,775,172	7,284,126
	Ichia Technologies, Inc.	3,386,255	1,762,355
*	I-Chiun Precision Industry Co., Ltd.	1,994,211	528,298
*	Ideal Bike Corp.	1,331,319	280,732
	IEI Integration Corp.	637,173	1,055,276
	Infortrend Technology, Inc.	1,997,866	849,448
	Info-Tek Corp.	475,000	253,309
	Innodisk Corp.	860,335	4,958,421
#	Innolux Corp.	87,982,151	25,293,746
#	Inpaq Technology Co., Ltd.	603,550	651,100
	Intai Technology Corp.	289,000	1,168,199
#*	Integrated Service Technology, Inc.	807,669	1,058,973
	IntelliEPI, Inc.	156,000	292,662
#	International CSRC Investment Holdings Co.	8,924,083	8,964,565
#	International Games System Co., Ltd.	618,000	9,856,234
	Inventec Corp.	18,488,276	13,918,398
	Iron Force Industrial Co., Ltd.	433,682	1,447,889
	I-Sheng Electric Wire & Cable Co., Ltd.	859,000	1,270,344
	ITE Technology, Inc.	1,321,646	1,764,439
#	ITEQ Corp.	1,855,611	7,978,244
	Jarllytec Co., Ltd.	449,828	1,187,332
#	Jentech Precision Industrial Co., Ltd.	561,156	3,799,695
	Jess-Link Products Co., Ltd.	594,450	586,625
#	Jih Lin Technology Co., Ltd.	265,000	560,906
	Jih Sun Financial Holdings Co., Ltd.	14,938,596	4,921,216
	Jinan Acetate Chemical Co., Ltd.	4,400	19,066
	Jinli Group Holdings, Ltd.	1,739,681	578,563
#	JMC Electronics Co., Ltd.	93,000	203,927
#	Jourdeness Group, Ltd.	361,000	1,127,052
#	K Laser Technology, Inc.	1,728,459	934,767
#	Kaimei Electronic Corp.	703,307	871,205
#	Kaori Heat Treatment Co., Ltd.	633,321	1,511,251
#	Kaulin Manufacturing Co., Ltd.	1,433,684	694,853
#	Kayee International Group Co., Ltd.	39,000	112,834
	KEE TAI Properties Co., Ltd.	5,037,101	1,984,111
	Kenda Rubber Industrial Co., Ltd.	3,622,304	3,456,927
	Kenmec Mechanical Engineering Co., Ltd.	2,138,000	1,099,180
	Kerry TJ Logistics Co., Ltd.	1,416,000	1,819,202
#*	Key Ware Electronics Co., Ltd.	232,709	85,688
#	Kindom Development Co., Ltd.	2,901,000	2,700,505
	King Chou Marine Technology Co., Ltd.	815,800	909,604
	King Slide Works Co., Ltd.	368,450	4,255,204
	King Yuan Electronics Co., Ltd.	14,274,032	15,172,782

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Kingcan Holdings, Ltd.	267,594	$126,391
	Kingpak Technology, Inc.	368,611	2,054,186
	King's Town Bank Co., Ltd.	8,572,653	9,702,247
*	King's Town Construction Co., Ltd.	1,220,690	1,249,206
#	Kinik Co.	1,290,000	2,715,300
#*	Kinko Optical Co., Ltd.	629,772	534,853
	Kinpo Electronics	14,012,892	6,486,482
	Kinsus Interconnect Technology Corp.	2,719,476	4,179,134
	KMC Kuei Meng International, Inc.	630,951	2,109,911
	KNH Enterprise Co., Ltd.	719,150	377,751
#	KS Terminals, Inc.	1,130,290	1,663,816
	Kung Long Batteries Industrial Co., Ltd.	709,000	3,545,922
#*	Kung Sing Engineering Corp.	3,722,578	1,081,630
	Kuo Toong International Co., Ltd.	2,221,735	1,298,623
#	Kuoyang Construction Co., Ltd.	4,144,418	2,649,557
	Kwong Fong Industries Corp.	1,034,733	432,646
	Kwong Lung Enterprise Co., Ltd.	716,000	1,050,126
	KYE Systems Corp.	2,684,107	694,782
	L&K Engineering Co., Ltd.	2,004,000	1,990,610
#	La Kaffa International Co., Ltd.	168,947	986,929
*	LAN FA Textile	2,006,412	462,955
#	Land Mark Optoelectronics Corp.	504,600	4,269,679
#	Lanner Electronics, Inc.	769,705	1,372,550
	Largan Precision Co., Ltd.	331,234	51,449,756
	Laser Tek Taiwan Co., Ltd.	793,144	625,266
#	Laster Tech Corp., Ltd.	510,163	465,819
	Leader Electronics, Inc.	872,886	197,434
	Lealea Enterprise Co., Ltd.	9,280,965	2,744,086
	Ledlink Optics, Inc.	613,858	510,565
#	LEE CHI Enterprises Co., Ltd.	1,798,000	536,401
#	Lelon Electronics Corp.	613,765	767,820
#	Lemtech Holdings Co., Ltd.	255,973	846,974
*	Leofoo Development Co., Ltd.	1,180,010	549,267
#*	LES Enphants Co., Ltd.	1,769,479	408,089
	Lextar Electronics Corp.	3,139,000	1,720,197
	Li Cheng Enterprise Co., Ltd.	1,273,889	1,742,209
	Li Peng Enterprise Co., Ltd.	7,723,060	1,703,014
#	Lian HWA Food Corp.	704,411	953,622
	Lida Holdings, Ltd.	551,000	678,157
	Lien Hwa Industrial Holdings Corp.	4,928,942	6,142,332
	Lifestyle Global Enterprise, Inc.	120,000	317,426
#	Lingsen Precision Industries, Ltd.	4,035,490	1,443,343
#	Lion Travel Service Co., Ltd.	299,000	702,323
#	Lite-On Semiconductor Corp.	2,417,887	3,261,071
	Lite-On Technology Corp.	18,596,419	28,809,635
	Long Bon International Co., Ltd.	2,897,276	1,333,770
#	Long Da Construction & Development Corp.	354,000	176,775
	Longchen Paper & Packaging Co., Ltd.	6,955,880	3,143,256
#	Longwell Co.	1,070,000	2,065,354
#	Lotes Co., Ltd.	636,062	6,522,910
	Lu Hai Holding Corp.	355,729	463,964
*	Lucky Cement Corp.	1,780,000	463,676
	Lumax International Corp., Ltd.	604,126	1,507,384
	Lung Yen Life Service Corp.	844,000	1,717,487
#*	LuxNet Corp.	594,952	415,025
	Macauto Industrial Co., Ltd.	585,000	1,613,961
#	Machvision, Inc.	349,000	4,402,346
#	Macroblock, Inc.	298,790	1,098,883
	Macronix International	14,395,837	17,693,214

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Makalot Industrial Co., Ltd.	1,684,636	$8,402,412
	Marketech International Corp.	17,000	44,499
#	Materials Analysis Technology, Inc.	535,932	1,245,557
	Mayer Steel Pipe Corp.	1,324,905	680,206
	Maywufa Co., Ltd.	178,462	82,423
	MediaTek, Inc.	2,881,823	36,461,914
	Mega Financial Holding Co., Ltd.	24,215,220	25,159,552
	Meiloon Industrial Co.	789,889	597,469
	Mercuries & Associates Holding, Ltd.	4,711,049	3,511,344
#*	Mercuries Life Insurance Co., Ltd.	12,693,763	5,207,141
	Merida Industry Co., Ltd.	662,588	3,607,211
#	Merry Electronics Co., Ltd.	1,374,384	6,637,051
*	Microbio Co., Ltd.	3,606,358	1,657,261
#	Microelectronics Technology, Inc.	182,772	129,801
	Micro-Star International Co., Ltd.	4,205,465	12,776,511
	Mildef Crete, Inc.	469,000	693,409
*	MIN AIK Technology Co., Ltd.	1,477,249	564,517
#	Mirle Automation Corp.	1,921,512	2,310,389
	Mitac Holdings Corp.	9,041,978	8,604,399
	MJ International Co., Ltd.	24,000	52,312
#	Mobiletron Electronics Co., Ltd.	645,960	747,042
	momo.com, Inc.	327,000	3,283,030
	Mosel Vitelic, Inc.	359,129	208,294
*	Motech Industries, Inc.	4,952,003	1,185,487
	MPI Corp.	564,000	1,361,558
	Nak Sealing Technologies Corp.	500,549	1,139,057
	Namchow Holdings Co., Ltd.	2,009,000	3,284,947
	Nan Kang Rubber Tire Co., Ltd.	3,090,197	4,927,855
	Nan Liu Enterprise Co., Ltd.	264,000	1,543,688
#	Nan Ren Lake Leisure Amusement Co., Ltd.	979,000	351,700
	Nan Ya Plastics Corp.	12,493,584	28,634,679
#	Nan Ya Printed Circuit Board Corp.	2,165,211	3,062,072
#	Nang Kuang Pharmaceutical Co., Ltd.	416,000	596,865
	Nantex Industry Co., Ltd.	2,949,363	2,937,575
	Nanya Technology Corp.	5,616,751	14,175,451
	National Petroleum Co., Ltd.	651,000	972,518
	Netronix, Inc.	433,000	505,895
*	New Asia Construction & Development Corp.	873,423	164,249
	New Best Wire Industrial Co., Ltd.	110,200	93,084
#	New Era Electronics Co., Ltd.	516,000	279,526
	Nexcom International Co., Ltd.	644,267	529,262
	Nichidenbo Corp.	1,376,552	2,144,830
	Nien Hsing Textile Co., Ltd.	1,337,656	906,764
	Nien Made Enterprise Co., Ltd.	1,069,000	8,657,830
	Niko Semiconductor Co., Ltd.	121,000	164,169
	Nishoku Technology, Inc.	328,800	696,611
	Nova Technology Corp.	64,000	317,075
	Novatek Microelectronics Corp.	3,500,000	24,679,081
#	Nuvoton Technology Corp.	1,056,892	1,424,002
*	O-Bank Co., Ltd.	2,305,000	581,387
#*	Ocean Plastics Co., Ltd.	921,000	1,030,769
#	On-Bright Electronics, Inc.	255,800	1,848,215
#	OptoTech Corp.	3,186,537	2,320,158
	Orient Europharma Co., Ltd.	356,000	612,001
*	Orient Semiconductor Electronics, Ltd.	3,895,637	1,665,255
#	Oriental Union Chemical Corp.	7,297,819	4,737,207
	O-TA Precision Industry Co., Ltd.	442,683	620,780
#	Pacific Construction Co.	1,133,276	385,792
	Pacific Hospital Supply Co., Ltd.	494,000	1,251,108

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Paiho Shih Holdings Corp.	918,656	$1,497,363
#	Pan Jit International, Inc.	2,580,074	2,022,724
	Pan-International Industrial Corp.	4,785,854	3,169,317
	Panion & BF Biotech, Inc.	40,000	108,889
	Parade Technologies, Ltd.	593,805	12,355,134
*	Paragon Technologies Co., Ltd.	445,626	516,166
	Parpro Corp.	155,000	154,865
#	PCL Technologies, Inc.	369,067	1,266,173
	P-Duke Technology Co., Ltd.	432,410	1,033,153
	Pegatron Corp.	16,301,293	33,798,366
#	Pharmally International Holding Co., Ltd.	422,490	2,931,761
*	Phihong Technology Co., Ltd.	3,680,101	1,058,154
	Phison Electronics Corp.	1,082,000	11,283,332
#	Phoenix Tours International, Inc.	280,035	336,916
#	Pixart Imaging, Inc.	645,000	3,392,325
	Planet Technology Corp.	181,000	382,537
#	Plastron Precision Co., Ltd.	375,491	232,259
#	Plotech Co., Ltd.	684,000	414,002
	Polytronics Technology Corp.	453,408	939,213
	Posiflex Technology, Inc.	337,939	1,114,254
	Pou Chen Corp.	19,309,005	22,301,882
#	Power Wind Health Industry, Inc.	162,645	902,534
	Powertech Technology, Inc.	7,520,580	26,645,360
	Poya International Co., Ltd.	418,515	5,997,622
	President Chain Store Corp.	2,727,728	26,835,928
	President Securities Corp.	10,018,144	4,663,791
	Primax Electronics, Ltd.	4,180,000	7,210,871
	Prince Housing & Development Corp.	11,973,141	4,287,963
#*	Princeton Technology Corp.	1,205,000	298,552
	Pro Hawk Corp.	65,000	314,966
	Promate Electronic Co., Ltd.	1,274,000	1,440,264
*	Promise Technology, Inc.	1,584,538	344,675
#	Prosperity Dielectrics Co., Ltd.	856,687	1,705,329
	P-Two Industries, Inc.	96,000	78,996
	Qisda Corp.	15,626,525	10,366,371
	QST International Corp.	627,000	1,286,168
	Qualipoly Chemical Corp.	1,012,893	897,927
#	Quang Viet Enterprise Co., Ltd.	180,000	846,914
	Quanta Computer, Inc.	10,527,436	21,374,322
#	Quanta Storage, Inc.	1,051,000	1,132,841
	Quintain Steel Co., Ltd.	3,069,215	640,323
#	Radiant Opto-Electronics Corp.	5,349,692	18,356,930
	Radium Life Tech Co., Ltd.	7,445,858	2,507,721
	Rafael Microelectronics, Inc.	213,000	1,098,601
#	Realtek Semiconductor Corp.	2,259,861	18,156,884
	Rechi Precision Co., Ltd.	3,841,292	2,782,674
#	Rexon Industrial Corp., Ltd.	279,559	594,114
	Rich Development Co., Ltd.	6,268,769	2,066,625
#	RichWave Technology Corp.	285,100	1,405,352
*	Right WAY Industrial Co., Ltd.	288,000	125,601
*	Ritek Corp.	10,601,382	2,037,738
*	Roo Hsing Co., Ltd.	5,363,000	1,827,269
#*	Rotam Global Agrosciences, Ltd.	743,217	339,617
	Ruentex Development Co., Ltd.	4,019,827	5,615,471
	Ruentex Engineering & Construction Co.	295,000	615,633
	Ruentex Industries, Ltd.	3,194,294	7,141,072
	Run Long Construction Co., Ltd.	645,352	1,265,341
#*	Sagittarius Life Science Corp.	101,744	147,133
#	Samebest Co., Ltd.	241,160	682,570

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sampo Corp.	3,711,895	$2,423,440
#	San Fang Chemical Industry Co., Ltd.	1,378,659	1,015,138
	San Far Property, Ltd.	1,022,204	872,947
	San Shing Fastech Corp.	941,622	1,558,342
	Sanitar Co., Ltd.	425,000	489,332
	Sanyang Motor Co., Ltd.	4,384,802	2,943,911
	Scan-D Corp.	10,000	11,985
	SCI Pharmtech, Inc.	335,312	1,081,976
	Scientech Corp.	524,000	951,055
	ScinoPharm Taiwan, Ltd.	378,075	324,277
	SDI Corp.	1,337,000	2,722,826
	Sea Sonic Electronics Co., Ltd.	202,000	242,156
	Senao International Co., Ltd.	555,547	584,447
	Senao Networks, Inc.	220,000	783,716
#	Sercomm Corp.	2,084,000	5,059,564
#	Sesoda Corp.	2,071,176	1,694,789
	Shan-Loong Transportation Co., Ltd.	629,247	617,633
	Sharehope Medicine Co., Ltd.	629,225	635,032
	Sheng Yu Steel Co., Ltd.	1,274,000	812,647
	ShenMao Technology, Inc.	834,450	626,928
#	Shieh Yih Machinery Industry Co., Ltd.	447,000	168,226
	Shih Her Technologies, Inc.	484,000	758,081
*	Shih Wei Navigation Co., Ltd.	1,901,641	469,180
	Shihlin Electric & Engineering Corp.	1,640,787	2,444,095
	Shin Hai Gas Corp.	8,242	11,485
#	Shin Kong Financial Holding Co., Ltd.	62,603,672	20,247,218
	Shin Shin Natural Gas Co.	9,480	10,551
#	Shin Zu Shing Co., Ltd.	1,492,245	7,207,944
*	Shinih Enterprise Co., Ltd.	119,000	102,659
*	Shining Building Business Co., Ltd.	4,369,622	1,409,690
	Shinkong Insurance Co., Ltd.	2,329,784	2,999,734
	Shinkong Synthetic Fibers Corp.	13,684,844	5,222,184
	Shinkong Textile Co., Ltd.	874,169	1,159,420
	Shiny Chemical Industrial Co., Ltd.	701,717	2,109,091
#	ShunSin Technology Holding, Ltd.	181,000	798,199
*	Shuttle, Inc.	2,236,000	822,688
	Sigurd Microelectronics Corp.	4,697,646	5,293,680
	Silergy Corp.	156,000	5,616,978
#*	Silicon Integrated Systems Corp.	5,163,817	1,252,196
	Silitech Technology Corp.	267,521	217,845
	Simplo Technology Co., Ltd.	1,039,880	10,908,090
	Sinbon Electronics Co., Ltd.	2,267,849	9,593,522
	Sincere Navigation Corp.	3,720,741	1,800,993
	Single Well Industrial Corp.	395,351	254,634
	Sinher Technology, Inc.	594,000	819,276
	Sinmag Equipment Corp.	415,519	1,489,467
	Sino-American Silicon Products, Inc.	5,383,000	17,197,474
	Sinon Corp.	4,572,740	2,885,748
	SinoPac Financial Holdings Co., Ltd.	46,116,497	19,558,829
#	Sinopower Semiconductor, Inc.	127,000	407,462
	Sinphar Pharmaceutical Co., Ltd.	1,162,507	896,183
#	Sinyi Realty Co.	1,926,314	1,894,320
#	Sirtec International Co., Ltd.	1,100,000	1,019,984
	Sitronix Technology Corp.	1,095,774	5,511,545
	Siward Crystal Technology Co., Ltd.	2,093,705	1,291,638
	Soft-World International Corp.	762,000	2,031,575
#*	Solar Applied Materials Technology Co.	3,121,639	2,206,394
	Solomon Technology Corp.	1,381,000	931,410
	Solteam, Inc.	666,930	629,117

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Song Shang Electronics Co., Ltd.	870,240	$372,420
	Sonix Technology Co., Ltd.	911,000	937,389
	Southeast Cement Co., Ltd.	1,181,000	665,243
#*	Speed Tech Corp.	298,000	742,712
	Spirox Corp.	820,540	943,873
	Sporton International, Inc.	552,479	3,622,303
	St Shine Optical Co., Ltd.	440,000	5,962,389
#	Standard Chemical & Pharmaceutical Co., Ltd.	854,040	985,610
	Standard Foods Corp.	2,124,734	4,844,193
	Stark Technology, Inc.	879,520	1,540,302
	Sun Race Sturmey-Archer, Inc.	26,550	18,151
*	Sunko INK Co., Ltd.	479,000	179,835
#	Sunny Friend Environmental Technology Co., Ltd.	578,000	5,066,559
#	Sunonwealth Electric Machine Industry Co., Ltd.	2,037,001	2,937,177
	Sunplus Technology Co., Ltd.	6,018,153	2,377,646
#	Sunrex Technology Corp.	1,481,145	1,779,320
	Sunspring Metal Corp.	1,133,000	961,448
	Supreme Electronics Co., Ltd.	3,461,857	3,719,153
	Swancor Holding Co., Ltd.	664,061	1,698,080
	Sweeten Real Estate Development Co., Ltd.	1,052,179	754,952
	Symtek Automation Asia Co., Ltd	14,838	786
#	Symtek Automation Asia Co., Ltd.	403,420	914,621
	Syncmold Enterprise Corp.	1,272,000	3,713,335
#	Synmosa Biopharma Corp.	197,672	161,925
	Synnex Technology International Corp.	5,536,732	6,832,750
#	Sysage Technology Co., Ltd.	880,756	954,671
*	Sysgration	827,807	459,034
	Systex Corp.	1,262,293	3,373,920
	T3EX Global Holdings Corp.	1,039,000	794,538
#	TA Chen Stainless Pipe	9,329,348	9,281,148
	Ta Liang Technology Co., Ltd.	400,000	510,743
#	Ta Ya Electric Wire & Cable	6,483,900	2,397,410
	Ta Yih Industrial Co., Ltd.	364,000	745,290
	Tah Hsin Industrial Corp.	456,300	705,355
	TAI Roun Products Co., Ltd.	263,000	88,772
#	TA-I Technology Co., Ltd.	949,834	1,959,721
*	Tai Tung Communication Co., Ltd.	926,353	486,082
	Taichung Commercial Bank Co., Ltd.	28,219,491	11,317,862
#	TaiDoc Technology Corp.	487,532	2,315,952
	Taiflex Scientific Co., Ltd.	1,633,460	2,389,797
#	Taimide Tech, Inc.	1,170,940	1,617,125
	Tainan Enterprises Co., Ltd.	1,030,289	858,758
#	Tainan Spinning Co., Ltd.	11,328,791	3,807,499
*	Tainergy Tech Co., Ltd.	1,434,321	606,768
	Tainet Communication System Corp.	62,000	114,282
#	Tai-Saw Technology Co., Ltd.	309,960	220,419
	Taishin Financial Holding Co., Ltd.	44,104,434	20,555,417
	Taisun Enterprise Co., Ltd.	1,354,775	889,951
	Taita Chemical Co., Ltd.	2,620,601	864,137
	Taiwan Business Bank	31,765,622	12,901,769
	Taiwan Cement Corp.	25,040,947	34,650,821
	Taiwan Chinsan Electronic Industrial Co., Ltd.	802,448	851,677
	Taiwan Cogeneration Corp.	2,917,657	3,122,216
	Taiwan Cooperative Financial Holding Co., Ltd.	33,152,881	22,727,009
	Taiwan FamilyMart Co., Ltd.	214,000	1,542,254
#	Taiwan Fertilizer Co., Ltd.	5,380,000	8,478,418
	Taiwan Fire & Marine Insurance Co., Ltd.	1,433,880	987,802
	Taiwan FU Hsing Industrial Co., Ltd.	1,600,000	2,231,171
	Taiwan Glass Industry Corp.	8,616,904	2,947,597

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan High Speed Rail Corp.	7,739,000	$9,198,817
	Taiwan Hon Chuan Enterprise Co., Ltd.	3,270,545	6,499,736
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,922,000	1,202,078
*	Taiwan Land Development Corp.	9,630,009	2,493,863
	Taiwan Line Tek Electronic	578,071	509,137
	Taiwan Mobile Co., Ltd.	5,708,900	20,199,781
	Taiwan Navigation Co., Ltd.	2,274,720	1,242,651
	Taiwan Paiho, Ltd.	2,583,152	6,686,705
	Taiwan PCB Techvest Co., Ltd.	3,173,816	3,449,761
*	Taiwan Prosperity Chemical Corp.	20,000	7,068
#	Taiwan Pulp & Paper Corp.	2,500,260	1,653,926
#	Taiwan Sakura Corp.	1,403,243	2,255,462
	Taiwan Sanyo Electric Co., Ltd.	445,650	445,911
	Taiwan Secom Co., Ltd.	1,631,405	4,794,778
	Taiwan Semiconductor Co., Ltd.	2,686,000	3,933,947
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	10,833,721	584,370,911
	Taiwan Semiconductor Manufacturing Co., Ltd.	41,439,652	427,416,985
	Taiwan Shin Kong Security Co., Ltd.	1,466,561	1,798,248
#	Taiwan Styrene Monomer	4,916,404	3,127,978
	Taiwan Surface Mounting Technology Corp.	3,320,674	10,775,208
	Taiwan Taxi Co., Ltd.	136,710	351,564
	Taiwan TEA Corp.	8,282,896	4,329,887
#	Taiwan Union Technology Corp.	2,259,000	9,267,368
	Taiyen Biotech Co., Ltd.	1,197,910	1,256,293
#*	Tatung Co., Ltd.	8,311,588	5,343,622
	Tayih Lun An Co., Ltd.	106,000	74,392
#	TCI Co., Ltd.	756,282	5,567,312
	Te Chang Construction Co., Ltd.	440,980	436,267
	Teco Electric and Machinery Co., Ltd.	13,183,000	11,716,951
	Tehmag Foods Corp.	88,600	636,643
	Ten Ren Tea Co., Ltd.	180,170	229,913
	Tera Autotech Corp.	23,000	22,346
	Test Research, Inc.	1,242,370	2,227,696
	Test-Rite International Co., Ltd.	2,484,166	1,685,080
#*	Tex-Ray Industrial Co., Ltd.	1,233,000	321,207
	Thinking Electronic Industrial Co., Ltd.	778,058	2,246,455
#	Thye Ming Industrial Co., Ltd.	1,285,992	1,323,112
	Ton Yi Industrial Corp.	6,454,300	2,320,729
	Tong Hsing Electronic Industries, Ltd.	1,276,534	6,291,534
	Tong Yang Industry Co., Ltd.	4,400,341	6,165,050
	Tong-Tai Machine & Tool Co., Ltd.	2,160,804	1,155,628
	TOPBI International Holdings, Ltd.	1,004,309	2,741,958
	Topco Scientific Co., Ltd.	1,365,050	4,838,954
	Topco Technologies Corp.	292,468	671,688
	Topkey Corp.	61,000	259,396
	Topoint Technology Co., Ltd.	1,625,993	1,138,950
	Toung Loong Textile Manufacturing	937,000	1,125,408
#*	TPK Holding Co., Ltd.	4,219,000	6,543,693
	Trade-Van Information Services Co.	344,000	416,621
	Transcend Information, Inc.	1,158,870	3,092,054
	Tripod Technology Corp.	3,709,660	13,611,804
*	TrueLight Corp.	25,600	30,101
#	Tsang Yow Industrial Co., Ltd.	973,000	581,354
	Tsann Kuen Enterprise Co., Ltd.	827,441	444,351
	TSC Auto ID Technology Co., Ltd.	328,570	2,381,152
*	TSEC Corp.	3,465,945	826,301
	TSRC Corp.	4,597,154	3,488,816
#	Ttet Union Corp.	318,000	1,281,406
	TTFB Co., Ltd.	111,000	921,164

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	TTY Biopharm Co., Ltd.	1,784,991	$4,601,103
	Tung Ho Steel Enterprise Corp.	8,653,645	6,438,408
#*	Tung Thih Electronic Co., Ltd.	390,848	781,094
#	TURVO International Co., Ltd.	548,515	1,228,593
	TXC Corp.	2,593,762	3,712,502
	TYC Brother Industrial Co., Ltd.	2,702,333	2,296,598
*	Tycoons Group Enterprise	4,435,353	725,252
#	Tyntek Corp.	2,199,413	953,247
	UDE Corp.	713,000	582,924
	Ultra Chip, Inc.	501,000	445,306
	U-Ming Marine Transport Corp.	4,056,200	4,101,739
#	Unimicron Technology Corp.	10,871,563	13,523,841
*	Union Bank Of Taiwan	8,931,674	3,405,929
#	Union Insurance Co., Ltd.	589,895	413,075
	Uni-President Enterprises Corp.	23,998,734	57,176,243
	Unitech Computer Co., Ltd.	835,365	632,007
	Unitech Printed Circuit Board Corp.	6,000,839	5,805,670
	United Integrated Services Co., Ltd.	1,680,640	10,347,076
#	United Microelectronics Corp.	116,971,441	57,100,154
	United Orthopedic Corp.	633,468	834,808
#	United Radiant Technology	921,000	464,826
*	United Renewable Energy Co., Ltd.	23,992,313	5,741,725
#*	Unity Opto Technology Co., Ltd.	4,225,276	862,622
	Univacco Technology, Inc.	52,000	40,052
	Universal Cement Corp.	3,531,790	2,145,733
#*	Universal Microelectronics Co., Ltd.	240,000	110,606
#	Universal Microwave Technology, Inc.	395,643	1,041,485
#*	Unizyx Holding Corp.	2,152,496	1,204,134
	UPC Technology Corp.	9,619,684	3,221,560
	Userjoy Technology Co., Ltd.	289,380	1,087,774
	USI Corp.	9,418,226	3,891,645
*	Usun Technology Co., Ltd.	450,100	373,819
#	Utechzone Co., Ltd.	567,000	1,020,466
	Vanguard International Semiconductor Corp.	5,999,000	14,779,881
#	Ve Wong Corp.	704,524	621,221
#	VHQ Media Holdings, Ltd.	244,000	763,631
#	Victory New Materials, Ltd. Co.	1,523,500	726,819
#	Visual Photonics Epitaxy Co., Ltd.	1,668,224	5,444,481
	Vivotek, Inc.	176,504	481,813
	Voltronic Power Technology Corp.	364,717	8,758,751
#	Wafer Works Corp.	2,633,909	2,785,335
	Waffer Technology Corp.	1,050,000	417,047
	Wah Hong Industrial Corp.	364,280	304,315
	Wah Lee Industrial Corp.	1,735,000	3,181,256
#	Walsin Lihwa Corp.	22,573,307	10,979,726
#	Walsin Technology Corp.	2,963,496	20,232,046
	Walton Advanced Engineering, Inc.	3,703,662	1,345,640
	Wan Hai Lines, Ltd.	6,139,026	3,424,005
	WAN HWA Enterprise Co.	556,452	240,722
#	Wei Chuan Foods Corp.	1,372,000	988,361
	Weikeng Industrial Co., Ltd.	2,963,979	1,698,170
	Well Shin Technology Co., Ltd.	996,443	1,590,333
	Weltrend Semiconductor	85,000	65,571
*	Wha Yu Industrial Co., Ltd.	490,000	249,342
	Wholetech System Hitech, Ltd.	270,000	274,458
#	Win Semiconductors Corp.	1,465,248	13,282,923
	Winbond Electronics Corp.	27,956,188	15,407,541
	Winmate, Inc.	127,000	232,014
	Winstek Semiconductor Co., Ltd.	794,000	681,377

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wintek Corp.	6,349,135	$72,111
	Wisdom Marine Lines Co., Ltd.	3,967,595	3,689,889
	Wisechip Semiconductor, Inc.	94,846	82,055
	Wistron Corp.	24,739,169	22,047,594
	Wistron NeWeb Corp.	2,448,515	5,661,165
	Wowprime Corp.	925,000	2,146,572
	WPG Holdings, Ltd.	9,890,957	12,399,863
	WT Microelectronics Co., Ltd.	5,061,789	6,402,472
	WUS Printed Circuit Co., Ltd.	1,800,230	1,697,274
	XAC Automation Corp.	450,000	465,592
	XPEC Entertainment, Inc.	63,985	5,253
	Xxentria Technology Materials Corp.	1,105,736	2,239,825
#	Yageo Corp.	1,732,227	21,728,541
*	Yang Ming Marine Transport Corp.	13,547,491	3,016,759
	YC INOX Co., Ltd.	3,119,560	2,625,236
	YCC Parts Manufacturing Co., Ltd.	51,000	84,919
	Yea Shin International Development Co., Ltd.	1,760,715	979,684
	Yem Chio Co., Ltd.	4,821,762	1,777,370
#*	Yeong Guan Energy Technology Group Co., Ltd.	1,022,774	1,930,208
	YFC-Boneagle Electric Co., Ltd.	1,186,000	889,690
	YFY, Inc.	14,800,997	6,388,882
	Yi Jinn Industrial Co., Ltd.	2,889,096	1,304,026
	Yieh Phui Enterprise Co., Ltd.	12,774,342	3,842,430
#	Yonyu Plastics Co., Ltd.	993,050	1,082,834
#	Young Fast Optoelectronics Co., Ltd.	1,446,137	937,539
	Young Optics, Inc.	18,000	41,785
	Youngtek Electronics Corp.	1,414,569	2,211,313
	Yuanta Financial Holding Co., Ltd.	49,662,301	32,160,290
	Yuanta Futures Co., Ltd.	48,000	87,107
	Yuen Chang Stainless Steel Co., Ltd.	26,000	14,759
	Yulon Finance Corp.	1,619,200	5,895,503
#	Yulon Motor Co., Ltd.	10,532,715	6,181,482
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	385,350	893,004
	Yungshin Construction & Development Co., Ltd.	580,200	657,432
	YungShin Global Holding Corp.	1,187,400	1,738,552
	Zeng Hsing Industrial Co., Ltd.	655,974	2,784,175
	Zenitron Corp.	2,013,000	1,362,971
#	Zero One Technology Co., Ltd.	987,000	899,881
	Zhen Ding Technology Holding, Ltd.	4,406,150	17,041,385
#	Zig Sheng Industrial Co., Ltd.	6,527,638	1,586,755
#	Zinwell Corp.	2,994,979	1,835,836
	Zippy Technology Corp.	1,111,028	1,307,933
#	ZongTai Real Estate Development Co., Ltd.	1,056,625	1,071,595
TOTAL TAIWAN			4,687,292,664
THAILAND — (3.0%)
	AAPICO Hitech PCL	160,600	70,588
	AAPICO Hitech PCL	867,080	381,104
	Advanced Info Service PCL	3,970,609	25,986,661
	Advanced Information Technology PCL, Class F	695,100	388,025
	AEON Thana Sinsap Thailand PCL	442,400	2,320,578
	AEON Thana Sinsap Thailand PCL	11,200	58,749
	After You PCL	589,300	194,732
	Airports of Thailand PCL	14,940,500	33,792,276
	AJ Plast PCL	1,649,700	436,639
	Allianz Ayudhya Capital PCL	168,700	213,784
	AMA Marine PCL	544,500	85,597
	Amata Corp. PCL	3,403,000	1,779,560
	Ananda Development PCL	19,544,800	1,291,700

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	AP Thailand PCL	18,561,836	$4,108,972
*	Asia Aviation PCL	25,757,500	1,437,859
	Asia Green Energy PCL	2,122,800	59,250
	Asia Plus Group Holdings PCL	13,410,000	722,772
	Asia Plus Group Holdings PCL	468,800	25,267
	Asia Sermkij Leasing PCL	1,158,900	957,385
	Asian Insulators PCL	9,576,560	325,671
	Asian Sea Corp. PCL	1,096,900	142,171
	B Grimm Power PCL	2,900,500	5,769,362
	Bangchak Corp. PCL	6,185,800	4,961,341
	Bangkok Airways PCL	7,420,100	1,404,510
	Bangkok Aviation Fuel Services PCL	2,448,642	2,238,893
	Bangkok Bank PCL	672,700	3,118,548
	Bangkok Bank PCL	516,300	2,385,217
	Bangkok Chain Hospital PCL	12,490,350	6,211,114
	Bangkok Dusit Medical Services PCL, Class F	15,506,500	12,387,291
	Bangkok Expressway & Metro PCL	46,194,255	16,302,111
	Bangkok Insurance PCL	23,140	213,806
	Bangkok Land PCL	1,923,100	73,420
	Bangkok Land PCL	146,773,704	5,603,488
	Bangkok Life Assurance PCL	3,652,040	2,261,289
	Bangkok Ranch PCL	6,134,500	452,658
	Bank of Ayudhya PCL	29,100	26,141
	Banpu PCL	19,300,510	6,253,935
	Banpu Power PCL	2,313,500	1,098,486
	BCPG PCL	3,805,200	1,941,055
	Beauty Community PCL	22,044,000	1,598,314
*	BEC World PCL	15,137,300	2,573,875
	Berli Jucker PCL	4,433,050	5,831,089
	Better World Green PCL	21,189,600	360,298
	BJC Heavy Industries PCL, Class F	2,397,600	134,610
	BTS Group Holdings PCL	11,104,700	4,453,280
	Bumrungrad Hospital PCL	2,162,800	9,263,195
	Buriram Sugar PCL	1,876,960	225,211
	Cal-Comp Electronics Thailand PCL, Class F	19,991,928	1,135,249
	Carabao Group PCL, Class F	1,021,900	2,909,645
	Central Pattana PCL	7,024,600	13,690,871
	Central Plaza Hotel PCL	5,233,600	3,643,539
	CH Karnchang PCL	4,513,867	2,881,808
	Charoen Pokphand Foods PCL	20,894,100	20,109,817
	Charoong Thai Wire & Cable PCL, Class F	1,044,500	167,549
	Chularat Hospital PCL, Class F	36,526,200	3,163,963
*	CIMB Thai Bank PCL	1,623,900	32,822
	COL PCL	406,700	217,898
	Com7 PCL, Class F	6,992,300	6,056,853
	Communication & System Solution PCL	1,612,000	61,543
*	Country Group Development PCL	14,436,400	407,572
*	Country Group Holdings PCL	6,787,311	180,734
	CP ALL PCL	19,392,000	44,016,169
	Delta Electronics Thailand PCL	218,300	386,945
	Demco PCL	847,400	71,228
	Dhipaya Insurance PCL	3,297,900	2,571,029
	Diamond Building Products PCL	1,338,000	272,579
	Do Day Dream PCL	270,300	194,248
	Dynasty Ceramic PCL	29,183,360	1,685,276
	East Coast Furnitech P.L.C.	245,900	9,625
	Eastern Polymer Group PCL, Class F	4,707,900	853,373
	Eastern Printing PCL	2,451,204	278,385
	Eastern Water Resources Development and Management PCL, Class F	4,255,600	1,570,080

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Electricity Generating PCL	764,400	$7,455,168
	Energy Absolute PCL	7,415,300	10,289,115
	Erawan Group PCL (The)	16,137,000	2,226,150
	Esso Thailand PCL	9,337,100	2,021,990
*	Everland PCL	2,474,500	19,053
	Forth Corp. PCL	935,400	186,060
	Forth Smart Service PCL	3,867,600	806,526
	Fortune Parts Industry PCL, Class F	4,276,600	296,357
	GFPT PCL	5,838,122	2,322,512
	Global Green Chemicals PCL, Class F	2,140,200	789,615
	Global Power Synergy PCL, Class F	2,229,926	6,009,425
	GMM Grammy PCL	370,000	115,499
	Grande Asset Hotels & Property PCL	2,158,431	47,780
	Gunkul Engineering PCL	8,898,700	753,692
	Haad Thip PCL	77,400	56,119
	Hana Microelectronics PCL	5,872,657	6,641,359
	Home Product Center PCL	29,244,815	13,698,245
	ICC International PCL	51,000	63,402
	Ichitan Group PCL	8,095,000	1,293,330
	Indorama Ventures PCL	9,343,400	8,468,112
	Interhides PCL	1,788,800	211,190
	Interlink Communication PCL	1,060,950	121,854
	Interlink Telecom PCL	311,400	20,980
	Intouch Holdings PCL	843,114	1,507,976
	Intouch Holdings PCL, Class F	794,700	1,421,384
	IRPC PCL	60,319,390	5,573,303
	Italian-Thai Development PCL	27,670,519	1,287,207
	Jasmine International PCL	40,370,300	6,540,584
	JMT Network Services PCL, Class F	2,366,700	1,662,840
	Jubilee Enterprise PCL	127,400	72,753
	JWD Infologistics PCL	955,900	225,405
	Kang Yong Electric PCL	1,400	11,723
	Karmarts PCL	5,841,366	689,645
	Kasikornbank PCL	1,466,600	6,634,283
	Kasikornbank PCL	3,542,100	15,966,155
	KCE Electronics PCL	5,145,364	3,086,888
	KGI Securities Thailand PCL	16,030,000	2,365,672
	Khon Kaen Sugar Industry PCL	19,034,648	1,453,400
	Khonburi Sugar PCL	284,500	34,501
	Kiatnakin Bank PCL	2,572,607	5,632,994
	Krung Thai Bank PCL	16,786,375	8,670,537
	Krungthai Card PCL	6,184,100	6,795,169
	Lam Soon Thailand PCL	2,797,200	443,316
	Land & Houses PCL	6,500,500	1,939,514
	Land & Houses PCL	12,114,380	3,614,493
	Lanna Resources PCL	2,426,250	576,011
	LH Financial Group PCL	52,688,427	2,298,886
*	Loxley PCL	14,431,135	569,467
	LPN Development PCL	11,274,896	1,757,972
	Major Cineplex Group PCL	5,974,300	4,063,367
	Maybank Kim Eng Securities Thailand PCL	330,900	71,127
	MBK PCL	7,249,700	4,628,458
	MC Group PCL	2,688,000	845,120
*	MCOT PCL	1,938,900	575,387
	MCS Steel PCL	3,343,300	1,061,876
	Mega Lifesciences PCL	3,653,900	3,194,378
	Millcon Steel PCL	2,111,406	35,901
	Minor International PCL	7,359,357	7,260,194
	MK Restaurants Group PCL	949,800	2,110,159

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Modernform Group PCL	724,300	$53,910
*	Mono Technology PCL, Class F	20,115,500	496,918
	Muang Thai Insurance PCL	19,800	50,818
	Muangthai Capital PCL	4,370,200	9,113,346
	Muramoto Electron Thailand PCL	7,400	41,546
	Namyong Terminal PCL	3,714,800	431,427
	Nava Nakorn PCL	830,300	58,070
	Nawarat Patanakarn PCL	680,800	9,392
	Netbay PCL	732,600	763,860
	Noble Development PCL	329,400	172,256
	Origin Property PCL, Class F	9,457,500	1,987,380
*	Padaeng Industry PCL	1,095,900	189,858
	PCS Machine Group Holding PCL	1,809,900	325,167
	Plan B Media Pcl, Class F	13,455,600	2,568,522
	Platinum Group PCL (The), Class F	1,577,800	198,427
	Polyplex Thailand PCL	5,281,587	2,287,502
	Power Line Engineering PCL	587,500	16,775
*	Precious Shipping PCL	8,077,600	1,490,093
	Premier Marketing PCL	3,929,600	800,544
	Prima Marine PCL	3,921,100	691,885
*	Principal Capital PCL	897,100	132,392
	Property Perfect PCL	59,360,600	1,504,487
	Pruksa Holding PCL	9,227,000	4,173,908
	PTG Energy PCL	8,857,900	3,950,106
	PTT Exploration & Production PCL	8,636,869	34,636,145
	PTT Global Chemical PCL	11,646,211	18,308,128
	PTT PCL	69,321,000	96,186,501
	Pylon PCL	1,567,100	247,357
	Quality Houses PCL	64,865,704	5,160,954
	Raimon Land PCL	22,785,400	628,664
	Rajthanee Hospital PCL	25,100	19,971
	Ratch Group PCL	45,500	99,262
	Ratch Group PCL	2,544,501	5,551,045
	Ratchthani Leasing PCL	15,281,575	2,671,947
*	Regional Container Lines PCL	4,581,200	405,650
	Robinson PCL	333,800	575,610
	Rojana Industrial Park PCL	10,998,312	1,799,531
	RS PCL	4,996,300	1,763,211
	S 11 Group PCL	1,074,300	248,154
	Sabina PCL	108,500	81,801
	Saha Pathana Inter-Holding PCL	33,600	74,379
*	Sahakol Equipment PCL	5,765,900	320,019
	Sahamitr Pressure Container PCL	374,800	69,140
	Saha-Union PCL	723,700	986,758
	Sahaviriya Steel Industries PCL	72,645,680	21,908
	Samart Corp. PCL	4,765,500	1,146,655
*	Samart Digital Public Co., Ltd.	3,759,200	20,503
	Samart Telcoms PCL	3,315,100	760,442
	Sansiri PCL	101,656,685	3,261,363
	Sappe PCL	2,009,000	1,263,279
	SC Asset Corp. PCL	25,133,916	1,790,096
	Scan Inter PCL, Class F	3,321,200	184,334
*	SCG Ceramics PCL	6,618,192	282,393
	SEAFCO PCL	5,401,384	1,039,727
	Sena Development PCL	2,223,650	188,336
	Sermsang Power Corp. Co., Ltd.	421,900	96,102
	Siam Cement PCL (The)	1,097,700	12,607,526
	Siam Cement PCL (The)	737,000	8,464,742
	Siam City Cement PCL	535,988	3,215,584

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Siam City Cement PCL	7,624	$45,739
	Siam Commercial Bank PCL (The)	5,153,669	16,203,387
	Siam Future Development PCL	10,399,602	1,784,981
	Siam Global House PCL	8,314,386	3,787,754
	Siam Wellness Group PCL, Class F	2,340,200	915,959
	Siamgas & Petrochemicals PCL	11,037,400	2,903,647
	Singha Estate PCL	23,353,017	1,693,225
	Sino-Thai Engineering & Construction PCL	5,172,800	2,505,912
	SNC Former PCL	1,058,000	312,275
	Somboon Advance Technology PCL	2,813,425	1,146,310
	SPCG PCL	4,491,800	2,882,130
	Sri Trang Agro-Industry PCL	12,203,340	5,089,619
*	Sriracha Construction PCL	765,700	158,446
	Srisawad Corp. PCL	5,056,322	12,166,319
	Srithai Superware PCL	13,370,500	304,557
	Srivichai Vejvivat PCL	98,800	21,396
	Star Petroleum Refining PCL	23,950,700	6,531,311
	STP & I PCL	12,497,433	2,365,571
	Supalai PCL	9,892,525	5,141,447
	Super Energy Corp. PCL	142,893,400	2,338,006
	Susco PCL	2,606,800	225,806
	Symphony Communication PCL	143,477	12,244
	Synnex Thailand PCL	2,696,290	570,918
	Syntec Construction PCL	10,648,000	655,892
	TAC Consumer PCL, Class F	971,500	128,411
	Taokaenoi Food & Marketing PCL, Class F	3,804,800	1,129,111
*	Tata Steel Thailand PCL	31,628,900	405,889
	TCM Corp. PCL	657,200	40,482
	Thai Agro Energy PCL	980,300	114,478
*	Thai Airways International PCL	12,555,837	2,316,204
	Thai Central Chemical PCL	228,900	148,341
	Thai Nakarin Hospital PCL	155,500	158,394
	Thai Oil PCL	7,692,300	12,832,839
	Thai Rayon PCL	6,000	5,053
	Thai Rayon PCL	20,400	17,180
	Thai Reinsurance PCL	5,342,300	102,835
	Thai Solar Energy PCL, Class F	5,033,750	549,078
	Thai Stanley Electric PCL	7,500	39,581
	Thai Stanley Electric PCL, Class F	170,300	898,760
	Thai Union Group PCL, Class F	10,013,760	4,915,320
	Thai Vegetable Oil PCL	4,078,025	3,826,828
	Thai Wah PCL, Class F	3,961,700	508,399
*	Thaicom PCL	6,636,500	804,811
	Thaifoods Group PCL	9,621,600	1,395,240
	Thaire Life Assurance PCL	3,783,600	432,134
	Thanachart Capital PCL	5,880,100	9,809,599
	Thitikorn PCL	1,890,800	561,113
	Thoresen Thai Agencies PCL	12,686,700	1,481,540
	Tipco Asphalt PCL	1,259,700	836,567
	Tipco Asphalt PCL	3,394,300	2,254,155
	TIPCO Foods PCL	2,530,800	576,474
	Tisco Financial Group PCL	90	297
	Tisco Financial Group PCL	1,707,700	5,643,025
	TKS Technologies PCL	619,500	124,218
	TMB Bank PCL	161,711,025	7,315,128
	TMT Steel PCL	3,603,800	453,221
	TOA Paint Thailand PCL	638,200	737,093
	Total Access Communication PCL	3,153,400	4,501,967
	Total Access Communication PCL	4,052,600	5,785,714

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	TPC Power Holdings Co., Ltd.	2,010,800	$774,129
	TPI Polene PCL	86,984,310	4,381,308
	TPI Polene Power PCL	5,987,400	825,981
	True Corp. PCL	88,899,448	10,723,835
	TTCL PCL	2,329,478	310,896
	TTW PCL	12,651,400	5,641,786
*	U City PCL, Class F	9,526,239	461,489
	Union Auction PCL	428,200	89,294
	Unique Engineering & Construction PCL	10,364,205	2,377,416
	United Paper PCL	3,376,300	1,034,445
	Univanich Palm Oil PCL	1,299,900	218,944
	Univentures PCL	9,933,100	1,478,652
	Vanachai Group PCL	7,945,840	948,300
	VGI PCL	4,999,300	1,411,416
	Vibhavadi Medical Center PCL	34,553,300	1,806,926
	Vinythai PCL	2,893,500	2,237,194
	WHA Corp. PCL	15,881,400	1,620,239
	WHA Utilities and Power PCL	3,043,100	502,790
	Workpoint Entertainment PCL	2,021,580	817,193
TOTAL THAILAND			861,042,624
TURKEY — (1.0%)
#	Adana Cimento Sanayii TAS, Class A	220,293	350,577
*	Afyon Cimento Sanayi TAS	259,846	305,055
*	Akbank T.A.S.	10,237,241	14,127,583
#	Akcansa Cimento A.S.	168,313	298,321
	Aksa Akrilik Kimya Sanayii A.S.	978,843	2,306,065
*	Aksa Enerji Uretim A.S.	1,358,614	925,340
	Aksigorta A.S.	1,311,492	1,496,872
#	Alarko Holding A.S.	622,104	641,421
#*	Albaraka Turk Katilim Bankasi A.S.	9,910,723	2,797,163
	Alkim Alkali Kimya A.S.	150,777	1,109,344
	Anadolu Anonim Turk Sigorta Sirketi	1,758,404	1,454,651
	Anadolu Cam Sanayii A.S.	2,584,989	2,044,317
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	530,341	2,191,153
	Anadolu Hayat Emeklilik A.S.	655,688	792,981
#*	Arcelik A.S.	1,117,385	3,895,011
#	Aselsan Elektronik Sanayi Ve Ticaret A.S.	676,570	2,647,452
	AvivaSA Emeklilik ve Hayat A.S., Class A	111,545	261,740
	Aygaz A.S.	355,404	785,148
#*	Bagfas Bandirma Gubre Fabrikalari A.S.	305,717	978,974
#*	Bera Holding A.S.	3,196,591	2,356,349
#*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	1,083,806	463,922
#	BIM Birlesik Magazalar A.S.	2,382,926	19,395,343
	Bizim Toptan Satis Magazalari A.S.	60,447	113,154
#	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	483,493	1,020,821
	Borusan Yatirim ve Pazarlama A.S.	2,670	31,132
#*	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	205,704	329,086
*	Bursa Cimento Fabrikasi A.S.	137,294	151,947
#	Celebi Hava Servisi A.S.	54,179	908,829
#	Cemtas Celik Makina Sanayi Ve Ticaret A.S.	238,577	326,424
#*	Cimsa Cimento Sanayi VE Ticaret A.S.	337,154	555,145
	Coca-Cola Icecek A.S.	664,133	5,140,454
*	Deva Holding A.S.	174,912	328,184
#	Dogan Sirketler Grubu Holding A.S.	16,793,354	5,715,010
	Dogus Otomotiv Servis ve Ticaret A.S.	297,249	596,998
	EGE Endustri VE Ticaret A.S.	11,175	1,257,697
#	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,227,778	856,632
	ENERJISA ENERJI AS	1,103,502	1,495,237

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Enka Insaat ve Sanayi A.S.	2,531,937	$2,980,381
#	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	153,487	651,482
	Eregli Demir ve Celik Fabrikalari TAS	10,373,060	16,111,280
#*	Fenerbahce Futbol A.S.	358,337	1,027,874
	Ford Otomotiv Sanayi A.S.	387,815	4,855,977
*	Global Yatirim Holding A.S.	1,049,896	851,500
#	Goodyear Lastikleri TAS	1,276,095	1,013,993
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	2,519,523	2,065,554
#*	GSD Holding AS	2,231,315	589,944
#*	Gubre Fabrikalari TAS	561,747	963,190
#	Hektas Ticaret TAS	1,942,593	3,358,991
#*	Ihlas Holding A.S.	2,287,995	324,788
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	783,793	1,296,035
#*	Is Finansal Kiralama A.S.	483,788	352,109
	Is Yatirim Menkul Degerler A.S., Class A	1,347,838	1,112,121
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	2,608,136	1,225,645
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	7,261,045	3,412,149
#*	Karsan Otomotiv Sanayii Ve Ticaret A.S.	6,615,817	1,877,932
#	Kartonsan Karton Sanayi ve Ticaret A.S.	5,309	396,566
#*	Kerevitas Gida Sanayi ve Ticaret A.S.	197,574	112,325
	KOC Holding A.S.	711,489	2,315,638
*	Konya Cimento Sanayii A.S.	4,048	187,411
	Kordsa Teknik Tekstil A.S.	855,433	2,011,479
#*	Koza Altin Isletmeleri A.S.	284,691	3,810,213
#*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	2,093,080	3,700,752
#*	Logo Yazilim Sanayi Ve Ticaret A.S.	103,205	1,071,454
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	16,782	159,238
*	Metro Ticari ve Mali Yatirimlar Holding A.S.	2,550,351	617,457
*	Migros Ticaret A.S.	494,849	2,076,944
*	MLP Saglik Hizmetleri AS	6,210	18,055
*	NET Holding A.S.	2,331,109	938,977
#*	Netas Telekomunikasyon A.S.	162,806	403,983
	Nuh Cimento Sanayi A.S.	279,156	545,347
	Otokar Otomotiv Ve Savunma Sanayi A.S.	48,021	1,305,022
#*	Pegasus Hava Tasimaciligi A.S.	449,523	5,141,199
#*	Petkim Petrokimya Holding A.S.	9,328,403	6,281,058
#	Polisan Holding A.S.	827,559	468,144
#	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	884,157	910,555
#	Sasa Polyester Sanayi A.S.	540,261	734,446
#*	Sekerbank Turk AS	4,693,853	1,091,145
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,486,316	1,773,483
#	Soda Sanayii A.S.	2,632,762	2,928,842
#*	Tat Gida Sanayi A.S.	239,350	291,013
#	TAV Havalimanlari Holding A.S.	1,633,463	7,430,616
#	Tekfen Holding A.S.	2,103,426	6,757,305
	Tofas Turk Otomobil Fabrikasi A.S.	826,016	3,642,775
#	Trakya Cam Sanayii A.S.	5,969,225	4,016,257
	Tupras Turkiye Petrol Rafinerileri A.S.	429,193	8,063,289
#*	Turcas Petrol A.S.	946,884	529,881
#*	Turk Hava Yollari AO	5,998,536	13,685,022
#*	Turk Telekomunikasyon A.S.	3,159,170	4,095,321
*	Turk Traktor ve Ziraat Makineleri A.S.	64,126	646,245
	Turkcell Iletisim Hizmetleri A.S.	7,556,273	17,776,994
#	Turkcell Iletisim Hizmetleri A.S., ADR	265,941	1,550,436
*	Turkiye Garanti Bankasi A.S.	7,788,408	15,455,846
#*	Turkiye Halk Bankasi A.S.	4,252,292	4,913,866
*	Turkiye Is Bankasi A.S., Class C	5,645,093	6,818,491
#*	Turkiye Sinai Kalkinma Bankasi A.S.	19,463,875	4,451,160
#	Turkiye Sise ve Cam Fabrikalari A.S.	4,460,918	4,140,579

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Turkiye Vakiflar Bankasi TAO, Class D	6,661,908	$7,345,317
*	Ulker Biskuvi Sanayi A.S.	1,291,337	5,030,859
#*	Vestel Elektronik Sanayi ve Ticaret A.S.	1,163,272	2,698,238
*	Yapi ve Kredi Bankasi A.S.	10,481,875	5,196,073
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	1,306,872	1,843,847
#*	Zorlu Enerji Elektrik Uretim A.S.	1,603,291	443,422
TOTAL TURKEY			290,345,062
TOTAL COMMON STOCKS			27,627,381,734
PREFERRED STOCKS — (2.0%)
BRAZIL — (1.9%)
	AES Tiete Energia SA	6,203	4,215
*	Alpargatas SA	1,167,181	9,767,844
*	AZUL SA	356,000	4,926,110
	Banco ABC Brasil S.A.	1,175,019	5,956,583
	Banco Bradesco SA	7,287,556	55,967,804
	Banco do Estado do Rio Grande do Sul SA, Class B	2,702,394	12,677,134
	Banco Pan SA	1,512,331	3,432,461
	Braskem SA, Class A	245,575	1,809,156
	Centrais Eletricas Brasileiras SA, Class B	696,503	6,646,915
	Centrais Eletricas Santa Catarina	66,063	825,749
	Cia Brasileira de Distribuicao	1,056,193	20,982,791
	Cia de Saneamento do Parana	1,932,402	8,992,848
	Cia de Transmissao de Energia Eletrica Paulista	1,479,095	7,667,284
	Cia Energetica de Minas Gerais	3,804,855	13,282,253
	Cia Energetica de Sao Paulo, Class B	1,420,787	10,553,223
	Cia Energetica do Ceara, Class A	91,730	1,336,560
	Cia Ferro Ligas da Bahia - FERBASA	605,082	2,755,125
	Cia Paranaense de Energia	634,941	10,885,296
	Eucatex SA Industria e Comercio	95,359	166,554
	Gerdau SA	2,824,371	13,222,958
*	Gol Linhas Aereas Inteligentes SA	306,300	2,449,628
	Itau Unibanco Holding SA	15,664,317	120,044,572
	Lojas Americanas SA	1,217,372	7,831,363
	Marcopolo SA	3,615,445	4,086,012
	Petroleo Brasileiro SA	28,735,931	190,897,407
	Randon SA Implementos e Participacoes	1,563,362	4,964,676
	Schulz SA	125,540	345,905
	Telefonica Brasil SA	1,084,893	15,045,018
	Unipar Carbocloro SA	703,574	5,372,179
	Usinas Siderurgicas de Minas Gerais SA, Class A	4,028,898	9,059,517
TOTAL BRAZIL			551,955,140
CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	329,325	491,348
	Embotelladora Andina SA, Class B	1,291,362	3,370,787
	Sociedad Quimica y Minera de Chile SA, Class B	87,886	2,450,907
TOTAL CHILE			6,313,042
COLOMBIA — (0.1%)
	Avianca Holdings SA	2,918,572	1,719,568
	Banco Davivienda SA	620,768	8,345,881
	Bancolombia SA	299,076	3,908,976
	Grupo Argos SA	93,838	356,694
	Grupo Aval Acciones y Valores SA	10,167,208	4,310,658

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»

COLOMBIA — (Continued)
	Grupo de Inversiones Suramericana SA	241,658	$1,971,421
TOTAL COLOMBIA			20,613,198
SOUTH KOREA — (0.0%)
#*	AMOREPACIFIC Group	6,521	265,086
*	CJ Corp.	9,975	514,416
TOTAL SOUTH KOREA			779,502
TOTAL PREFERRED STOCKS			579,660,882
RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	16,192	0
MALAYSIA — (0.0%)
*	Serba Dinamik Holdings Bhd Rights 12/31/2099	2,408,460	196,885
SOUTH AFRICA — (0.0%)
*	Brait SE Rights 02/14/2020	2,769,803	289,741
TAIWAN — (0.0%)
*	QST International Corp. Rights 02/11/20	43,099	0
THAILAND — (0.0%)
*	BTS Group Holdings PCL Warrants 02/16/21	1,423,910	0
*	Grande Asset Hotels Foreign Rights 06/03/19	215,843	0
*	Property Perfect Rights 09/30/19	7,114,575	0
TOTAL THAILAND			0
TOTAL RIGHTS/WARRANTS			486,626
TOTAL INVESTMENT SECURITIES (Cost $24,830,127,447)			28,207,529,242

			Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§	The DFA Short Term Investment Fund	54,698,226	632,967,874
TOTAL INVESTMENTS — (100.0%)
(Cost $25,475,784,092)^^			$28,840,497,116
As of January 31, 2020, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	650	03/20/20	$35,460,320	$34,128,250	$(1,332,070)
S&P 500® Emini Index	1,277	03/20/20	207,001,352	205,852,400	(1,148,952)
Total Futures Contracts			$242,461,672	$239,980,650	$(2,481,022)

Emerging Markets Core Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$2,135,232,635	$115,518	—	$2,135,348,153
Chile	89,551,522	173,992,482	—	263,544,004
China	1,135,185,181	5,104,352,158	—	6,239,537,339
Colombia	89,678,466	—	—	89,678,466
Czech Republic	—	45,298,914	—	45,298,914
Egypt	2,417,716	20,199,865	—	22,617,581
Greece	—	76,744,686	—	76,744,686
Hong Kong	—	312,411	—	312,411
Hungary	276,252	100,031,499	—	100,307,751
India	153,536,824	3,361,364,220	—	3,514,901,044
Indonesia	25,877,008	702,682,910	—	728,559,918
Malaysia	8,790	754,063,822	—	754,072,612
Mexico	868,815,909	3,636	—	868,819,545
Peru	36,640,516	1,020	—	36,641,536
Philippines	5,432,644	302,340,105	—	307,772,749
Poland	—	311,695,390	—	311,695,390
Russia	71,261,398	390,659,938	—	461,921,336
South Africa	200,676,724	1,476,345,288	—	1,677,022,012
South Korea	80,340,727	4,072,045,844	—	4,152,386,571
Spain	1,519,366	—	—	1,519,366
Taiwan	609,621,760	4,077,670,904	—	4,687,292,664
Thailand	861,020,716	21,908	—	861,042,624
Turkey	1,550,436	288,794,626	—	290,345,062
Preferred Stocks
Brazil	551,955,140	—	—	551,955,140
Chile	—	6,313,042	—	6,313,042
Colombia	20,613,198	—	—	20,613,198
South Korea	—	779,502	—	779,502
Rights/Warrants
Malaysia	—	196,885	—	196,885
South Africa	—	289,741	—	289,741
Securities Lending Collateral	—	632,967,874	—	632,967,874
Futures Contracts**	(2,481,022)	—	—	(2,481,022)
TOTAL	$6,938,731,906	$21,899,284,188	—	$28,838,016,094
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (10.0%)
	Activision Blizzard, Inc.	39,170	$2,290,662
*	Alphabet, Inc., Class A	12,731	18,240,722
*	Alphabet, Inc., Class C	13,137	18,841,480
*	Altice USA, Inc., Class A	15,235	416,830
	AT&T, Inc.	372,712	14,021,425
	Cable One, Inc.	731	1,245,646
	CenturyLink, Inc.	153,237	2,093,217
*	Charter Communications, Inc., Class A	9,235	4,778,743
	Comcast Corp., Class A	278,872	12,044,482
#*	Discovery, Inc., Class A	21,517	629,587
*	Discovery, Inc., Class C	46,175	1,282,280
*	DISH Network Corp., Class A	30,825	1,133,127
*	Electronic Arts, Inc.	12,888	1,390,873
*	Facebook, Inc., Class A	123,187	24,872,687
	Fox Corp., Class A	37,646	1,395,914
*	Fox Corp., Class B	26,829	974,698
*	GCI Liberty, Inc., Class A	12,028	880,209
*	IAC/InterActiveCorp	2,663	648,680
	Interpublic Group of Cos., Inc. (The)	70,417	1,598,466
*	Liberty Broadband Corp., Class A	2,108	277,392
*	Liberty Broadband Corp., Class C	12,483	1,659,365
*	Liberty Media Corp.-Liberty Formula One, Class A	1,334	59,430
*	Liberty Media Corp.-Liberty Formula One, Class C	18,560	868,422
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,443	410,077
*	Liberty Media Corp.-Liberty SiriusXM, Class C	17,582	861,870
#*	Live Nation Entertainment, Inc.	9,576	652,700
*	Madison Square Garden Co. (The), Class A	2,310	684,199
#*	Match Group, Inc.	3,203	250,539
*	Netflix, Inc.	17,431	6,015,264
#	New York Times Co. (The), Class A	7,715	246,957
	News Corp., Class A	39,103	532,583
	News Corp., Class B	20,020	279,679
#	Omnicom Group, Inc.	14,824	1,116,395
#*	Roku, Inc.	3,149	380,872
#	Sirius XM Holdings, Inc.	63,506	448,987
#*	Snap, Inc., Class A	44,016	809,014
*	Spotify Technology S.A.	4,129	583,428
#*	Sprint Corp.	54,103	236,430
*	Take-Two Interactive Software, Inc.	6,759	842,442
*	T-Mobile US, Inc.	21,023	1,664,811
*	Twitter, Inc.	43,359	1,408,300
	Verizon Communications, Inc.	328,424	19,521,523
#	ViacomCBS, Inc., Class A	868	32,967
	ViacomCBS, Inc., Class B	68,901	2,351,591
	Walt Disney Co. (The)	73,074	10,106,865
*	Zayo Group Holdings, Inc.	33,290	1,156,827
#*	Zillow Group, Inc., Class A	7,062	326,264
#*	Zillow Group, Inc., Class C	14,926	689,730
*	Zynga, Inc., Class A	24,000	144,480
TOTAL COMMUNICATION SERVICES			163,399,131
CONSUMER DISCRETIONARY — (10.6%)
	Advance Auto Parts, Inc.	7,062	930,418

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Amazon.com, Inc.	20,811	$41,803,472
	Aptiv P.L.C.	23,965	2,031,992
	Aramark	30,644	1,352,626
#	Autoliv, Inc.	15,271	1,170,217
*	AutoZone, Inc.	1,016	1,074,887
	Best Buy Co., Inc.	21,259	1,800,425
*	Booking Holdings, Inc.	2,280	4,173,654
	BorgWarner, Inc.	35,095	1,203,407
*	Bright Horizons Family Solutions, Inc.	6,512	1,066,210
*	Burlington Stores, Inc.	3,608	784,632
#*	Caesars Entertainment Corp.	67,825	927,168
*	CarMax, Inc.	15,463	1,500,529
	Carnival Corp.	27,812	1,210,656
#*	Carvana Co.	1,482	117,448
*	Chipotle Mexican Grill, Inc.	1,138	986,373
	Columbia Sportswear Co.	9,793	919,759
	Darden Restaurants, Inc.	11,644	1,355,711
	Dollar General Corp.	13,033	1,999,392
*	Dollar Tree, Inc.	20,525	1,787,112
	Domino's Pizza, Inc.	2,005	564,909
	DR Horton, Inc.	37,610	2,226,512
	Dunkin' Brands Group, Inc.	7,895	616,521
	eBay, Inc.	56,062	1,881,441
	Expedia Group, Inc.	11,862	1,286,434
*	Five Below, Inc.	5,931	671,508
	Ford Motor Co.	239,204	2,109,779
	Gap, Inc. (The)	56,097	976,649
	Garmin, Ltd.	16,614	1,610,727
	General Motors Co.	92,419	3,085,870
	Gentex Corp.	42,303	1,259,360
	Genuine Parts Co.	17,933	1,677,991
#	Hanesbrands, Inc.	12,431	171,051
#	Harley-Davidson, Inc.	31,444	1,050,230
	Hasbro, Inc.	5,604	570,879
	Hilton Worldwide Holdings, Inc.	10,977	1,183,321
	Home Depot, Inc. (The)	44,672	10,189,683
	Hyatt Hotels Corp., Class A	4,027	340,443
	Kohl's Corp.	25,657	1,096,837
	Las Vegas Sands Corp.	19,936	1,302,020
	Lear Corp.	9,905	1,220,098
	Leggett & Platt, Inc.	17,735	844,009
	Lennar Corp., Class A	22,760	1,510,354
	Lennar Corp., Class B	1,223	64,220
*	LKQ Corp.	33,341	1,089,751
	Lowe's Cos., Inc.	41,747	4,852,671
*	Lululemon Athletica, Inc.	5,909	1,414,555
	Marriott International, Inc., Class A	15,136	2,119,948
	McDonald's Corp.	30,841	6,599,049
	MGM Resorts International	28,027	870,519
*	Mohawk Industries, Inc.	7,112	936,508
	Newell Brands, Inc.	42,544	830,884
	NIKE, Inc., Class B	67,866	6,535,496
*	Norwegian Cruise Line Holdings, Ltd.	26,927	1,450,019
*	NVR, Inc.	252	961,876
*	O'Reilly Automotive, Inc.	4,121	1,673,538
*	Planet Fitness, Inc., Class A	7,105	574,013
	Polaris, Inc.	9,259	850,347
	Pool Corp.	4,542	996,061
	PulteGroup, Inc.	27,634	1,233,858

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	PVH Corp.	8,291	$722,726
	Ralph Lauren Corp.	6,413	727,875
	Ross Stores, Inc.	19,547	2,192,978
	Royal Caribbean Cruises, Ltd.	21,376	2,502,702
	Service Corp. International	20,856	1,000,045
*	Skechers U.S.A., Inc., Class A	15,600	583,284
	Starbucks Corp.	48,364	4,102,718
	Tapestry, Inc.	43,495	1,120,866
	Target Corp.	30,350	3,360,959
*	Tesla, Inc.	4,836	3,146,156
	Tiffany & Co.	13,059	1,750,167
	TJX Cos., Inc. (The)	65,533	3,869,068
	Toll Brothers, Inc.	12,059	534,937
	Tractor Supply Co.	7,829	727,706
*	Ulta Salon Cosmetics & Fragrance, Inc.	4,244	1,137,010
#*	Under Armour, Inc., Class A	16,137	325,645
*	Under Armour, Inc., Class C	13,759	247,112
	Vail Resorts, Inc.	2,061	483,325
	VF Corp.	13,902	1,153,449
#*	Wayfair, Inc., Class A	2,776	260,111
#	Whirlpool Corp.	9,127	1,334,094
	Wyndham Hotels & Resorts, Inc.	12,939	739,723
	Wynn Resorts, Ltd.	8,686	1,095,826
	Yum! Brands, Inc.	12,386	1,310,067
TOTAL CONSUMER DISCRETIONARY			173,124,576
CONSUMER STAPLES — (6.8%)
	Altria Group, Inc.	101,750	4,836,178
	Archer-Daniels-Midland Co.	45,139	2,020,422
	Brown-Forman Corp., Class A	3,116	200,265
#	Brown-Forman Corp., Class B	18,030	1,219,549
	Bunge, Ltd.	19,260	1,009,802
	Campbell Soup Co.	17,791	860,907
	Casey's General Stores, Inc.	4,174	671,430
	Church & Dwight Co., Inc.	18,140	1,346,351
	Clorox Co. (The)	6,836	1,075,371
	Coca-Cola Co. (The)	195,222	11,400,965
	Colgate-Palmolive Co.	33,343	2,460,047
	Conagra Brands, Inc.	38,965	1,282,728
	Constellation Brands, Inc., Class A	9,044	1,702,985
	Costco Wholesale Corp.	18,091	5,527,162
	Coty, Inc., Class A	77,724	797,448
	Estee Lauder Cos., Inc. (The), Class A	12,121	2,365,534
	General Mills, Inc.	34,824	1,818,509
*	Herbalife Nutrition, Ltd.	12,623	490,404
	Hershey Co. (The)	8,078	1,253,463
#	Hormel Foods Corp.	48,162	2,276,136
	Ingredion, Inc.	11,207	986,216
	JM Smucker Co. (The)	9,748	1,009,990
	Kellogg Co.	20,429	1,393,462
#	Keurig Dr Pepper, Inc.	12,324	351,604
	Kimberly-Clark Corp.	14,039	2,010,946
	Kraft Heinz Co. (The)	30,117	879,416
	Kroger Co. (The)	115,430	3,100,450
	Lamb Weston Holdings, Inc.	6,989	638,166
	McCormick & Co., Inc. Non-Voting	10,357	1,692,023
	Molson Coors Beverage Co., Class B	17,664	981,765
	Mondelez International, Inc., Class A	61,163	3,509,533
*	Monster Beverage Corp.	17,598	1,172,027

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	PepsiCo, Inc.	75,950	$10,786,419
	Philip Morris International, Inc.	63,716	5,269,313
*	Pilgrim's Pride Corp.	22,219	578,805
*	Post Holdings, Inc.	12,069	1,262,055
	Procter & Gamble Co. (The)	121,373	15,125,503
	Sysco Corp.	26,401	2,168,578
	Tyson Foods, Inc., Class A	17,301	1,429,582
*	US Foods Holding Corp.	31,653	1,271,501
	Walgreens Boots Alliance, Inc.	46,365	2,357,660
	Walmart, Inc.	72,618	8,314,035
TOTAL CONSUMER STAPLES			110,904,705
ENERGY — (3.8%)
	Apache Corp.	48,559	1,332,459
	Baker Hughes Co.	53,084	1,149,799
	Cabot Oil & Gas Corp.	33,411	470,761
*	Cheniere Energy, Inc.	10,433	618,051
	Chevron Corp.	96,407	10,329,046
	Concho Resources, Inc.	16,423	1,244,535
	ConocoPhillips	78,862	4,686,769
	Continental Resources, Inc.	20,487	557,656
	Devon Energy Corp.	49,600	1,077,312
	Diamondback Energy, Inc.	13,374	995,026
	EOG Resources, Inc.	35,737	2,605,585
	Exxon Mobil Corp.	171,540	10,656,065
	Halliburton Co.	99,031	2,159,866
	Hess Corp.	31,071	1,757,686
	HollyFrontier Corp.	26,291	1,180,992
	Kinder Morgan, Inc.	82,645	1,724,801
	Marathon Oil Corp.	81,569	927,439
	Marathon Petroleum Corp.	30,901	1,684,104
	National Oilwell Varco, Inc.	31,355	646,227
	Noble Energy, Inc.	19,640	388,283
	Occidental Petroleum Corp.	54,875	2,179,635
	ONEOK, Inc.	25,552	1,913,078
	Parsley Energy, Inc., Class A	32,287	537,256
	Phillips 66	22,656	2,070,079
	Pioneer Natural Resources Co.	16,891	2,280,285
	Schlumberger, Ltd.	71,730	2,403,672
#	Targa Resources Corp.	22,510	821,615
	TechnipFMC P.L.C.	36,250	598,487
	Valero Energy Corp.	22,007	1,855,410
	Williams Cos., Inc. (The)	91,482	1,892,763
TOTAL ENERGY			62,744,742
FINANCIALS — (13.4%)
	Aflac, Inc.	31,516	1,625,280
*	Alleghany Corp.	1,120	893,379
	Allstate Corp. (The)	13,900	1,647,706
	Ally Financial, Inc.	38,756	1,241,355
	American Express Co.	35,604	4,623,891
	American Financial Group, Inc.	7,312	795,472
	American International Group, Inc.	35,270	1,772,670
	Ameriprise Financial, Inc.	18,211	3,012,282
	Aon P.L.C.	13,102	2,885,715
*	Arch Capital Group, Ltd.	32,784	1,447,741
	Ares Management Corp., Class A	9,384	338,387
	Arthur J Gallagher & Co.	19,838	2,034,784

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Assurant, Inc.	6,892	$899,820
*	Athene Holding, Ltd., Class A	19,153	834,305
	Bank of America Corp.	346,450	11,373,953
	Bank of New York Mellon Corp. (The)	35,636	1,595,780
*	Berkshire Hathaway, Inc., Class B	82,375	18,487,421
	BlackRock, Inc.	4,694	2,475,381
	Blackstone Group, Inc. (The), Class A	24,315	1,484,917
	BOK Financial Corp.	6,259	493,835
	Brown & Brown, Inc.	29,172	1,309,823
	Capital One Financial Corp.	23,745	2,369,751
	Cboe Global Markets, Inc.	8,902	1,096,904
	Charles Schwab Corp. (The)	71,018	3,234,870
	Chubb, Ltd.	18,374	2,792,664
	Cincinnati Financial Corp.	13,247	1,390,273
	Citigroup, Inc.	88,512	6,586,178
	Citizens Financial Group, Inc.	36,635	1,365,753
	CME Group, Inc.	14,529	3,154,391
	CNA Financial Corp.	3,658	163,257
	Comerica, Inc.	15,562	951,772
#	Commerce Bancshares, Inc.	16,372	1,107,730
#*	Credit Acceptance Corp.	2,956	1,268,065
#	Cullen/Frost Bankers, Inc.	6,838	609,676
	Discover Financial Services	38,511	2,893,331
	E*TRADE Financial Corp.	29,823	1,271,056
	East West Bancorp, Inc.	20,217	926,747
	Eaton Vance Corp.	12,238	559,889
	Equitable Holdings, Inc.	22,577	542,300
#	Erie Indemnity Co., Class A	3,209	534,299
	Everest Re Group, Ltd.	3,470	959,698
#	FactSet Research Systems, Inc.	2,252	644,320
	Fidelity National Financial, Inc.	29,476	1,436,955
	Fifth Third Bancorp	57,543	1,637,098
	First American Financial Corp.	15,273	946,621
	First Citizens BancShares, Inc., Class A	712	375,096
	First Republic Bank	14,034	1,556,090
	Franklin Resources, Inc.	37,940	959,882
	Globe Life, Inc	11,573	1,206,601
	Goldman Sachs Group, Inc. (The)	12,920	3,071,730
	Hanover Insurance Group, Inc. (The)	3,636	503,877
	Hartford Financial Services Group, Inc. (The)	39,048	2,314,765
	Huntington Bancshares, Inc.	105,311	1,429,070
	Intercontinental Exchange, Inc.	23,862	2,379,996
	Invesco, Ltd.	45,370	784,901
	Jefferies Financial Group, Inc.	25,610	554,200
	JPMorgan Chase & Co.	159,915	21,166,349
	Kemper Corp.	1,009	75,090
	KeyCorp	79,540	1,488,193
	KKR & Co., Inc., Class A	37,677	1,201,896
	Lincoln National Corp.	16,206	882,903
	Loews Corp.	24,798	1,275,857
	LPL Financial Holdings, Inc.	12,260	1,129,514
	M&T Bank Corp.	13,456	2,267,605
*	Markel Corp.	1,071	1,256,251
	MarketAxess Holdings, Inc.	1,553	550,042
	Marsh & McLennan Cos., Inc.	20,667	2,311,811
	MetLife, Inc.	33,311	1,655,890
	Moody's Corp.	9,648	2,477,510
	Morgan Stanley	49,217	2,572,080
	Morningstar, Inc.	5,414	849,402

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	MSCI, Inc.	3,469	$991,440
	Nasdaq, Inc.	16,715	1,946,629
	New York Community Bancorp, Inc.	18,126	200,474
	Northern Trust Corp.	22,412	2,192,118
	Old Republic International Corp.	31,888	719,074
	People's United Financial, Inc.	48,924	754,408
	PNC Financial Services Group, Inc. (The)	17,765	2,638,991
	Popular, Inc.	8,061	451,094
	Principal Financial Group, Inc.	23,451	1,241,730
	Progressive Corp. (The)	35,911	2,897,659
	Prosperity Bancshares, Inc.	6,400	449,280
	Prudential Financial, Inc.	17,260	1,571,696
	Raymond James Financial, Inc.	14,146	1,293,369
	Regions Financial Corp.	79,083	1,231,322
	Reinsurance Group of America, Inc.	5,189	747,475
	RenaissanceRe Holdings, Ltd.	5,085	963,302
	S&P Global, Inc.	13,312	3,910,134
	Santander Consumer USA Holdings, Inc.	39,086	1,040,469
	SEI Investments Co.	12,935	844,138
	Signature Bank	5,498	780,111
	State Street Corp.	26,131	1,976,288
*	SVB Financial Group	6,213	1,493,170
	Synchrony Financial	83,151	2,694,924
	Synovus Financial Corp.	14,074	492,871
	T Rowe Price Group, Inc.	22,377	2,988,001
	TCF Financial Corp.	13,100	553,868
	TD Ameritrade Holding Corp.	45,631	2,166,560
	Travelers Cos., Inc. (The)	15,855	2,086,835
	Truist Financial Corp.	54,381	2,804,428
	U.S. Bancorp.	75,844	4,036,418
	Unum Group	23,193	619,021
	Voya Financial, Inc.	14,642	874,567
	Wells Fargo & Co.	204,854	9,615,847
	Willis Towers Watson P.L.C.	10,800	2,281,932
	WR Berkley Corp.	16,439	1,208,760
	Zions Bancorp NA	20,054	912,256
TOTAL FINANCIALS			219,684,755
HEALTH CARE — (13.6%)
	Abbott Laboratories	75,138	6,547,525
	AbbVie, Inc.	60,561	4,906,652
*	ABIOMED, Inc.	2,814	524,220
#*	ACADIA Pharmaceuticals, Inc.	10,329	412,540
	Agilent Technologies, Inc.	21,086	1,740,860
*	Alexion Pharmaceuticals, Inc.	19,917	1,979,551
*	Align Technology, Inc.	3,776	970,810
	Allergan P.L.C.	12,548	2,341,959
#*	Alnylam Pharmaceuticals, Inc.	7,159	821,782
	AmerisourceBergen Corp.	18,787	1,607,416
	Amgen, Inc.	32,363	6,992,026
	Anthem, Inc.	12,928	3,429,540
#*	Arrowhead Pharmaceuticals, Inc.	1,091	45,724
	Baxter International, Inc.	24,829	2,215,243
	Becton Dickinson and Co.	11,549	3,178,054
*	Biogen, Inc.	12,968	3,486,447
*	BioMarin Pharmaceutical, Inc.	10,207	852,284
*	Bio-Rad Laboratories, Inc., Class A	2,065	745,300
	Bio-Techne Corp.	2,575	540,673
*	Boston Scientific Corp.	59,220	2,479,541

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Bristol-Myers Squibb Co.	124,003	$7,805,989
	Bruker Corp.	16,010	792,015
	Cardinal Health, Inc.	26,155	1,339,398
*	Catalent, Inc.	17,975	1,098,272
*	Centene Corp.	43,760	2,748,566
	Cerner Corp.	27,040	1,942,283
*	Charles River Laboratories International, Inc.	6,563	1,014,509
	Chemed Corp.	1,679	784,160
*	Cigna Corp.	19,039	3,662,723
	Cooper Cos., Inc. (The)	3,988	1,383,397
	CVS Health Corp.	66,330	4,498,501
	Danaher Corp.	27,315	4,394,164
*	DaVita, Inc.	19,249	1,537,418
	DENTSPLY SIRONA, Inc.	18,351	1,027,656
*	DexCom, Inc.	2,474	595,615
*	Edwards Lifesciences Corp.	7,452	1,638,397
*	Elanco Animal Health, Inc.	29,636	915,752
	Eli Lilly & Co.	47,065	6,572,157
	Encompass Health Corp.	12,114	933,141
#*	Exact Sciences Corp.	6,865	640,367
*	Exelixis, Inc.	6,297	108,308
	Gilead Sciences, Inc.	90,927	5,746,586
#*	Guardant Health, Inc.	4,608	350,392
*	Haemonetics Corp.	3,088	331,620
	HCA Healthcare, Inc.	11,680	1,621,184
*	Henry Schein, Inc.	15,530	1,070,638
	Hill-Rom Holdings, Inc.	8,202	873,431
*	Hologic, Inc.	23,186	1,240,915
*	Horizon Therapeutics P.L.C.	15,251	526,007
	Humana, Inc.	8,135	2,735,312
*	IDEXX Laboratories, Inc.	4,391	1,190,005
*	Illumina, Inc.	5,252	1,523,448
*	Incyte Corp.	10,606	774,980
*	Insulet Corp.	2,532	491,309
*	Intuitive Surgical, Inc.	3,928	2,198,816
*	Ionis Pharmaceuticals, Inc.	10,060	586,699
*	IQVIA Holdings, Inc.	10,815	1,679,029
*	Jazz Pharmaceuticals P.L.C.	9,275	1,329,571
	Johnson & Johnson	159,625	23,763,374
*	Laboratory Corp. of America Holdings	10,269	1,801,183
*	Masimo Corp.	5,148	878,249
	McKesson Corp.	22,137	3,156,958
	Medtronic P.L.C.	54,342	6,273,240
	Merck & Co., Inc.	121,988	10,422,655
*	Mettler-Toledo International, Inc.	1,291	977,519
*	Molina Healthcare, Inc.	9,950	1,223,551
*	Mylan NV	53,224	1,140,058
*	Neurocrine Biosciences, Inc.	4,385	438,851
*	Novocure, Ltd.	5,350	435,811
	PerkinElmer, Inc.	8,378	774,797
	Perrigo Co. P.L.C.	14,302	815,786
	Pfizer, Inc.	340,322	12,673,591
*	PRA Health Sciences, Inc.	7,461	755,874
	Quest Diagnostics, Inc.	14,307	1,583,356
*	Reata Pharmaceuticals Inc., Class A	862	188,597
*	Regeneron Pharmaceuticals, Inc.	4,373	1,477,812
	ResMed, Inc.	7,935	1,261,427
#*	Sarepta Therapeutics, Inc.	2,869	332,689
*	Seattle Genetics, Inc.	5,096	552,355

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	STERIS P.L.C.	8,082	$1,217,877
	Stryker Corp.	14,700	3,097,290
*	Syneos Health, Inc.	6,574	403,381
*	Teladoc Health, Inc.	2,139	217,558
	Teleflex, Inc.	2,825	1,049,516
	Thermo Fisher Scientific, Inc.	17,037	5,335,818
	UnitedHealth Group, Inc.	48,498	13,213,280
	Universal Health Services, Inc., Class B	9,707	1,330,927
*	Varian Medical Systems, Inc.	5,314	746,989
*	Veeva Systems, Inc., Class A	4,042	592,598
*	Vertex Pharmaceuticals, Inc.	6,950	1,577,997
*	Waters Corp.	3,509	785,279
	West Pharmaceutical Services, Inc.	3,998	623,488
	Zimmer Biomet Holdings, Inc.	9,565	1,414,663
	Zoetis, Inc.	25,942	3,481,676
TOTAL HEALTH CARE			221,536,947
INDUSTRIALS — (11.3%)
	3M Co.	31,321	4,969,390
*	AECOM	17,529	845,424
	AGCO Corp.	9,721	681,831
	Alaska Air Group, Inc.	19,652	1,269,323
	Allegion P.L.C.	5,668	732,986
	Allison Transmission Holdings, Inc.	13,155	581,451
	AMERCO	3,290	1,221,478
#	American Airlines Group, Inc.	22,084	592,735
	AMETEK, Inc.	18,723	1,818,939
#	AO Smith Corp.	17,318	739,305
	Arconic, Inc.	57,506	1,722,305
	Boeing Co. (The)	21,895	6,968,522
#	BWX Technologies, Inc.	6,932	440,806
	Carlisle Cos., Inc.	8,698	1,358,889
	Caterpillar, Inc.	37,627	4,942,306
#	CH Robinson Worldwide, Inc.	12,714	918,205
	Cintas Corp.	6,211	1,732,683
*	Copart, Inc.	12,521	1,270,381
*	CoStar Group, Inc.	1,692	1,104,859
	CSX Corp.	44,513	3,398,122
	Cummins, Inc.	18,822	3,010,955
	Curtiss-Wright Corp.	5,905	858,764
	Deere & Co.	17,825	2,826,688
	Delta Air Lines, Inc.	41,834	2,331,827
	Donaldson Co., Inc.	16,855	873,932
	Dover Corp.	11,898	1,354,587
	Eaton Corp. P.L.C.	21,077	1,991,144
	Emerson Electric Co.	37,371	2,676,885
	Equifax, Inc.	5,399	809,310
	Expeditors International of Washington, Inc.	13,948	1,018,762
	Fastenal Co.	34,850	1,215,568
	FedEx Corp.	15,238	2,204,024
	Flowserve Corp.	17,848	833,145
	Fortive Corp.	28,001	2,098,115
	Fortune Brands Home & Security, Inc.	24,963	1,715,208
#*	Gardner Denver Holdings, Inc.	27,822	982,395
	General Dynamics Corp.	14,858	2,606,687
	General Electric Co.	354,080	4,408,296
	Graco, Inc.	21,335	1,133,955
*	HD Supply Holdings, Inc.	24,004	977,923
#	HEICO Corp.	2,747	336,315

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	HEICO Corp., Class A	4,707	$452,578
	Hexcel Corp.	11,987	889,675
	Honeywell International, Inc.	29,262	5,068,764
	Hubbell, Inc.	8,594	1,230,919
	Huntington Ingalls Industries, Inc.	3,919	1,022,859
*	IAA Inc.	12,857	607,622
	IDEX Corp.	6,769	1,109,101
	Illinois Tool Works, Inc.	17,506	3,063,200
	Ingersoll-Rand P.L.C.	13,814	1,840,439
	ITT, Inc.	2,579	172,999
	Jacobs Engineering Group, Inc.	10,805	999,787
	JB Hunt Transport Services, Inc.	10,701	1,154,959
*	JetBlue Airways Corp.	32,887	652,149
	Johnson Controls International P.L.C.	31,275	1,233,799
	Kansas City Southern	10,107	1,704,950
#	Knight-Swift Transportation Holdings, Inc.	15,817	586,494
	L3Harris Technologies, Inc.	9,053	2,003,700
	Lennox International, Inc.	3,275	763,009
	Lincoln Electric Holdings, Inc.	8,318	741,799
	Lockheed Martin Corp.	13,827	5,919,615
	ManpowerGroup, Inc.	8,020	733,750
	Masco Corp.	11,715	556,697
*	Middleby Corp. (The)	8,985	1,007,758
	Nielsen Holdings P.L.C.	60,800	1,240,320
	Nordson Corp.	6,078	1,026,331
	Norfolk Southern Corp.	16,017	3,334,900
	Northrop Grumman Corp.	9,739	3,647,937
	Old Dominion Freight Line, Inc.	7,233	1,419,332
	Oshkosh Corp.	6,218	534,997
	Owens Corning	18,253	1,104,124
	PACCAR, Inc.	42,493	3,153,406
	Parker-Hannifin Corp.	12,991	2,542,209
	Pentair P.L.C.	25,108	1,077,886
	Quanta Services, Inc.	12,353	483,620
	Raytheon Co.	17,955	3,966,978
	Republic Services, Inc.	30,050	2,856,252
	Robert Half International, Inc.	17,373	1,010,587
	Rockwell Automation, Inc.	6,539	1,253,265
#	Rollins, Inc.	11,355	430,922
	Roper Technologies, Inc.	4,421	1,687,319
*	Sensata Technologies Holding P.L.C.	27,480	1,298,980
	Snap-on, Inc.	7,836	1,250,861
	Southwest Airlines Co.	53,912	2,964,082
	Spirit AeroSystems Holdings, Inc., Class A	14,487	946,291
	Stanley Black & Decker, Inc.	15,501	2,469,774
*	Teledyne Technologies, Inc.	2,712	990,043
	Textron, Inc.	27,997	1,285,902
	Toro Co. (The)	13,904	1,112,598
	TransDigm Group, Inc.	2,074	1,334,163
	TransUnion	9,639	883,896
	Union Pacific Corp.	35,094	6,296,565
*	United Airlines Holdings, Inc.	36,373	2,720,700
	United Parcel Service, Inc., Class B	38,168	3,951,151
*	United Rentals, Inc.	12,280	1,666,273
	United Technologies Corp.	41,813	6,280,313
	Verisk Analytics, Inc.	8,731	1,418,526
*	WABCO Holdings, Inc.	7,198	976,409
#	Wabtec Corp.	17,591	1,299,271
	Waste Management, Inc.	23,107	2,812,122

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Watsco, Inc.	3,839	$667,679
	Woodward, Inc.	8,714	1,013,525
	WW Grainger, Inc.	3,450	1,044,211
#*	XPO Logistics, Inc.	15,481	1,376,570
	Xylem, Inc.	12,242	999,682
TOTAL INDUSTRIALS			184,921,019
INFORMATION TECHNOLOGY — (22.7%)
	Accenture P.L.C., Class A	30,427	6,243,925
*	Adobe, Inc.	19,824	6,960,999
*	Advanced Micro Devices, Inc.	36,719	1,725,793
*	Akamai Technologies, Inc.	19,588	1,828,540
#*	Alteryx, Inc., Class A	2,874	400,837
	Amdocs, Ltd.	15,015	1,080,329
	Amphenol Corp., Class A	14,206	1,413,071
	Analog Devices, Inc.	18,778	2,060,886
*	Anaplan, Inc.	1,676	96,521
*	ANSYS, Inc.	3,760	1,031,481
	Apple, Inc.	212,681	65,826,896
	Applied Materials, Inc.	54,820	3,179,012
*	Arista Networks, Inc.	5,018	1,120,720
*	Arrow Electronics, Inc.	9,256	702,901
*	Aspen Technology, Inc.	8,264	983,251
*	Atlassian Corp. P.L.C., Class A	3,254	478,338
*	Autodesk, Inc.	9,011	1,773,815
	Automatic Data Processing, Inc.	23,567	4,039,148
*	Avalara, Inc.	4,225	359,717
*	Black Knight, Inc.	12,127	811,539
	Booz Allen Hamilton Holding Corp.	9,333	728,347
	Broadcom, Inc.	20,363	6,213,973
	Broadridge Financial Solutions, Inc.	7,174	854,782
*	Cadence Design Systems, Inc.	12,942	933,248
	CDK Global, Inc.	11,455	614,904
	CDW Corp.	8,526	1,112,217
#*	Ceridian HCM Holding, Inc.	3,865	283,266
*	Ciena Corp.	18,657	758,780
	Cisco Systems, Inc.	254,079	11,680,012
	Citrix Systems, Inc.	7,397	896,664
	Cognex Corp.	12,506	637,431
	Cognizant Technology Solutions Corp., Class A	34,136	2,095,268
	Corning, Inc.	83,232	2,221,462
#*	Coupa Software, Inc.	1,724	277,823
	Cypress Semiconductor Corp.	51,171	1,193,819
*	Dell Technologies, Inc., Class C	6,987	340,756
#*	DocuSign, Inc.	5,004	392,864
	Dolby Laboratories, Inc., Class A	7,507	520,535
*	Dropbox, Inc., Class A	10,815	184,071
	DXC Technology Co.	29,738	948,047
	Entegris, Inc.	15,531	803,885
*	EPAM Systems, Inc.	2,676	610,503
*	Euronet Worldwide, Inc.	6,897	1,087,243
*	F5 Networks, Inc.	6,049	738,704
*	Fair Isaac Corp.	1,577	634,553
	Fidelity National Information Services, Inc.	24,917	3,579,576
*	First Solar, Inc.	12,281	608,892
*	Fiserv, Inc.	23,430	2,779,032
*	FleetCor Technologies, Inc.	6,637	2,092,182
*	Flex, Ltd.	78,973	1,038,495
	FLIR Systems, Inc.	20,295	1,046,004

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Fortinet, Inc.	7,248	$836,129
*	Gartner, Inc.	4,616	742,161
	Genpact, Ltd.	25,661	1,136,013
	Global Payments, Inc.	12,185	2,381,558
*	GoDaddy, Inc., Class A	6,640	446,274
#*	Guidewire Software, Inc.	6,023	677,588
	Hewlett Packard Enterprise Co.	132,123	1,840,473
	HP, Inc.	63,494	1,353,692
*	HubSpot, Inc.	2,523	456,512
	Intel Corp.	312,638	19,986,947
	International Business Machines Corp.	58,419	8,396,563
	Intuit, Inc.	12,472	3,496,899
*	IPG Photonics Corp.	5,738	732,570
	Jack Henry & Associates, Inc.	4,172	623,881
	Juniper Networks, Inc.	39,294	901,404
*	Keysight Technologies, Inc.	15,038	1,398,384
	KLA Corp.	9,451	1,566,409
	Lam Research Corp.	10,205	3,043,233
	Leidos Holdings, Inc.	16,751	1,682,973
#	Marvell Technology Group, Ltd.	55,732	1,339,797
	Mastercard, Inc., Class A	48,895	15,447,886
	Maxim Integrated Products, Inc.	14,744	886,409
#	Microchip Technology, Inc.	19,573	1,907,976
*	Micron Technology, Inc.	68,239	3,622,809
	Microsoft Corp.	349,015	59,412,823
#*	MongoDB, Inc.	1,954	320,280
	Monolithic Power Systems, Inc.	3,026	517,960
	Motorola Solutions, Inc.	7,005	1,239,885
	National Instruments Corp.	10,328	460,939
	NetApp, Inc.	13,066	697,724
	NortonLifeLock Inc.	45,946	1,305,785
	NVIDIA Corp.	19,762	4,672,330
#*	Okta, Inc.	3,671	470,072
*	ON Semiconductor Corp.	50,460	1,168,149
	Oracle Corp.	122,296	6,414,425
*	Palo Alto Networks, Inc.	2,659	624,280
	Paychex, Inc.	18,360	1,574,737
*	Paycom Software, Inc.	2,118	673,863
*	Paylocity Holding Corp.	1,365	193,680
*	PayPal Holdings, Inc.	37,915	4,318,139
	Pegasystems, Inc.	4,100	353,461
*	Proofpoint, Inc.	2,604	319,797
*	PTC, Inc.	5,562	462,313
*	Qorvo, Inc.	13,659	1,445,942
	QUALCOMM, Inc.	62,192	5,305,600
*	RealPage, Inc.	4,940	288,249
#*	RingCentral, Inc., Class A	2,159	443,847
	Sabre Corp.	43,587	938,864
*	salesforce.com, Inc.	25,075	4,571,423
	Seagate Technology P.L.C.	17,886	1,019,323
*	ServiceNow, Inc.	5,098	1,724,297
	Skyworks Solutions, Inc.	13,954	1,578,895
*	Splunk, Inc.	3,497	542,944
*	Square, Inc., Class A	9,657	721,281
	SS&C Technologies Holdings, Inc.	30,202	1,903,028
	SYNNEX Corp.	2,765	380,906
*	Synopsys, Inc.	9,203	1,357,535
	TE Connectivity, Ltd.	17,053	1,571,946
	Teradyne, Inc.	21,426	1,413,902

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Texas Instruments, Inc.	50,914	$6,142,774
#*	Trade Desk, Inc. (The), Class A	1,645	442,801
*	Trimble, Inc.	23,231	987,782
#*	Twilio, Inc., Class A	8,106	1,007,900
*	Tyler Technologies, Inc.	1,408	455,741
#	Ubiquiti, Inc.	2,488	406,589
	Universal Display Corp.	2,385	420,165
*	VeriSign, Inc.	4,808	1,000,737
	Visa, Inc., Class A	82,021	16,319,718
*	VMware, Inc., Class A	3,747	554,781
	Western Digital Corp.	25,526	1,671,953
#	Western Union Co. (The)	20,011	538,296
*	WEX, Inc.	4,007	869,198
*	Workday, Inc., Class A	4,860	897,302
*	Xerox Holdings Corp.	38,815	1,380,650
	Xilinx, Inc.	13,524	1,142,508
*	Zebra Technologies Corp., Class A	3,451	824,858
*	Zendesk, Inc.	7,029	607,306
#*	Zscaler, Inc.	2,717	152,397
TOTAL INFORMATION TECHNOLOGY			371,161,677
MATERIALS — (3.4%)
	Air Products & Chemicals, Inc.	10,718	2,558,494
#	Albemarle Corp.	15,704	1,260,717
*	Amcor, PLC.	109,812	1,162,909
	AptarGroup, Inc.	9,094	1,050,448
	Avery Dennison Corp.	6,461	847,942
*	Axalta Coating Systems, Ltd.	38,006	1,094,953
	Ball Corp.	22,282	1,608,315
*	Berry Global Group, Inc.	21,616	919,112
	Celanese Corp.	9,900	1,024,650
	CF Industries Holdings, Inc.	26,713	1,076,000
*	Corteva, Inc.	46,400	1,341,888
*	Crown Holdings, Inc.	13,374	990,077
*	Dow, Inc.	37,893	1,745,731
	DuPont de Nemours, Inc.	30,034	1,537,140
	Eastman Chemical Co.	16,706	1,190,637
	Ecolab, Inc.	13,605	2,668,077
	FMC Corp.	10,616	1,014,783
	Freeport-McMoRan, Inc.	117,647	1,305,882
#	International Flavors & Fragrances, Inc.	8,658	1,135,150
	International Paper Co.	56,363	2,295,101
	Linde P.L.C.	21,778	4,423,765
	LyondellBasell Industries NV, Class A	26,071	2,029,888
	Martin Marietta Materials, Inc.	7,244	1,910,967
	Mosaic Co. (The)	37,586	745,706
	Newmont Corp.	33,238	1,497,704
	Nucor Corp.	39,139	1,858,711
	Packaging Corp. of America	13,606	1,302,774
	PPG Industries, Inc.	14,162	1,697,174
	Reliance Steel & Aluminum Co.	9,384	1,077,283
	Royal Gold, Inc.	7,128	822,001
	RPM International, Inc.	8,694	620,491
#	Scotts Miracle-Gro Co. (The)	4,600	564,604
	Sealed Air Corp.	12,497	443,644
	Sherwin-Williams Co. (The)	4,414	2,458,554
	Sonoco Products Co.	16,028	915,840
#	Southern Copper Corp.	5,819	219,260
	Steel Dynamics, Inc.	35,293	1,054,555

U.S. Large Cap Equity Portfolio
CONTINUED
	Shares	Value†
MATERIALS — (Continued)
Vulcan Materials Co.	15,858	$2,245,969
Westlake Chemical Corp.	12,972	793,886
WestRock Co.	28,412	1,108,068
TOTAL MATERIALS		55,618,850
REAL ESTATE — (0.2%)
* CBRE Group, Inc., Class A	39,322	2,400,608
Jones Lang LaSalle, Inc.	5,787	982,748
TOTAL REAL ESTATE		3,383,356
UTILITIES — (2.7%)
AES Corp.	31,185	619,334
Alliant Energy Corp.	10,900	647,024
Ameren Corp.	10,590	868,910
American Electric Power Co., Inc.	20,228	2,108,162
American Water Works Co., Inc.	7,403	1,008,289
Atmos Energy Corp.	5,126	599,896
Avangrid, Inc.	4,361	232,267
CenterPoint Energy, Inc.	21,736	575,569
CMS Energy Corp.	12,885	882,751
Consolidated Edison, Inc.	13,614	1,279,716
Dominion Energy, Inc.	34,843	2,987,787
DTE Energy Co.	7,837	1,039,265
Duke Energy Corp.	29,855	2,914,744
Edison International	15,072	1,153,762
Entergy Corp.	8,743	1,149,879
Essential Utilities, Inc.	9,961	517,374
Evergy, Inc.	9,333	673,469
Eversource Energy	13,259	1,225,662
Exelon Corp.	39,722	1,890,370
FirstEnergy Corp.	22,841	1,160,094
IDACORP, Inc.	1,477	165,705
MDU Resources Group, Inc.	23,859	706,465
NextEra Energy, Inc.	20,016	5,368,291
NiSource, Inc.	15,881	465,472
NRG Energy, Inc.	15,614	576,000
OGE Energy Corp.	16,660	763,861
Pinnacle West Capital Corp.	5,033	491,674
PPL Corp.	29,654	1,073,178
Public Service Enterprise Group, Inc.	21,929	1,298,197
Sempra Energy	11,901	1,911,777
Southern Co. (The)	42,948	3,023,539
UGI Corp.	14,971	622,644
Vistra Energy Corp.	55,588	1,251,842
WEC Energy Group, Inc.	13,869	1,385,374
Xcel Energy, Inc.	22,909	1,585,074
TOTAL UTILITIES		44,223,417
TOTAL COMMON STOCKS		1,610,703,175
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
* Bristol-Myers Squibb Co. 03/31/21	9,295	32,347
TOTAL INVESTMENT SECURITIES (Cost $1,065,265,923)		1,610,735,522

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.5%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	8,023,434	$8,023,434
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	1,364,879	15,794,376
TOTAL INVESTMENTS — (100.0%)
(Cost $1,089,080,361)^^			$1,634,553,332
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$163,399,131	—	—	$163,399,131
Consumer Discretionary	173,124,576	—	—	173,124,576
Consumer Staples	110,904,705	—	—	110,904,705
Energy	62,744,742	—	—	62,744,742
Financials	219,684,755	—	—	219,684,755
Health Care	221,536,947	—	—	221,536,947
Industrials	184,921,019	—	—	184,921,019
Information Technology	371,161,677	—	—	371,161,677
Materials	55,618,850	—	—	55,618,850
Real Estate	3,383,356	—	—	3,383,356
Utilities	44,223,417	—	—	44,223,417
Rights/Warrants
Health Care	—	$32,347	—	32,347
Temporary Cash Investments	8,023,434	—	—	8,023,434
Securities Lending Collateral	—	15,794,376	—	15,794,376
TOTAL	$1,618,726,609	$15,826,723	—	$1,634,553,332

DFA COMMODITY STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (57.4%)
AUSTRALIA — (2.0%)
Australia & New Zealand Banking Group, Ltd.
(r)	2.780%, 11/23/21		2,000	$2,023,690
Commonwealth Bank of Australia
Ω	2.250%, 03/10/20		2,297	2,298,263
	2.300%, 03/12/20		3,000	3,001,872
	5.000%, 03/19/20		5,000	5,020,382
	2.400%, 11/02/20		1,746	1,754,856
Macquarie Group, Ltd.
#Ω	6.250%, 01/14/21		4,842	5,040,549
National Australia Bank, Ltd.
#	2.125%, 05/22/20		745	745,990
	2.625%, 07/23/20		4,052	4,068,737
Westpac Banking Corp.
	2.100%, 05/13/21		1,000	1,005,263
TOTAL AUSTRALIA				24,959,602
BELGIUM — (1.4%)
Dexia Credit Local SA
	0.200%, 03/16/21	EUR	16,250	18,140,856
CANADA — (16.5%)
Bank of Montreal
(r)	2.709%, 08/27/21		12,203	12,325,746
Canada Housing Trust No 1
Ω	1.450%, 06/15/20	CAD	42,500	32,088,881
CPPIB Capital, Inc.
	1.400%, 06/04/20	CAD	6,000	4,529,832
Province of Alberta Canada
	1.250%, 06/01/20	CAD	39,000	29,430,943
Province of British Columbia Canada
	3.700%, 12/18/20	CAD	25,000	19,224,535
Province of Ontario Canada
	4.200%, 06/02/20	CAD	36,000	27,425,450
	4.000%, 06/02/21	CAD	5,759	4,486,746
Province of Quebec Canada
	4.500%, 12/01/20	CAD	41,500	32,089,591
Royal Bank of Canada
	1.920%, 07/17/20	CAD	5,000	3,779,318
	2.030%, 03/15/21	CAD	20,000	15,147,650
Toronto-Dominion Bank (The)
	2.563%, 06/24/20	CAD	39,000	29,547,937
TOTAL CANADA				210,076,629
DENMARK — (0.4%)
Danske Bank A.S.
Ω	2.800%, 03/10/21	USD	5,400	5,458,163
			Face Amount^	Value†
			(000)
FRANCE — (0.9%)
	BNP Paribas SA
#	2.375%, 05/21/20		2,720	$2,725,321
	BPCE SA
	2.650%, 02/03/21		330	332,947
	Credit Agricole SA
	2.750%, 06/10/20		1,000	1,003,180
	Sanofi
	0.875%, 09/22/21	EUR	5,000	5,641,258
	Societe Generale SA
	2.625%, 09/16/20		2,000	2,010,597
	TOTAL FRANCE			11,713,303
GERMANY — (1.1%)
	BMW US Capital LLC
#Ω	2.000%, 04/11/21		3,000	3,010,818
	Daimler Finance North America LLC
Ω	2.250%, 03/02/20		2,925	2,926,043
Ω	2.700%, 08/03/20		3,060	3,074,063
	Deutsche Bank AG
#	2.950%, 08/20/20		2,463	2,472,257
	EMD Finance LLC
Ω	2.400%, 03/19/20		1,150	1,150,307
	Volkswagen Group of America Finance LLC
	2.400%, 05/22/20		2,000	2,002,915
	TOTAL GERMANY			14,636,403
JAPAN — (1.8%)
	American Honda Finance Corp.
(r)	2.111%, 02/12/21		6,000	6,005,836
	Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		882	894,424
	Mizuho Financial Group, Inc.
	2.632%, 04/12/21		2,000	2,022,556
	Sumitomo Mitsui Banking Corp.
#	2.650%, 07/23/20		2,250	2,258,042
	Toyota Motor Credit Corp.
(r)	2.128%, 04/13/21		12,000	12,031,909
	TOTAL JAPAN			23,212,767
NETHERLANDS — (0.2%)
	BNG Bank NV
	2.500%, 02/28/20		1,800	1,800,939
	Shell International Finance BV
	1.875%, 05/10/21		1,263	1,267,643
	TOTAL NETHERLANDS			3,068,582

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
			Face Amount^	Value†
			(000)
SPAIN — (1.7%)
	Santander Holdings USA, Inc.
	2.650%, 04/17/20		4,992	$4,997,243
	Santander UK Group Holdings P.L.C.
	2.875%, 10/16/20		4,000	4,024,144
	3.125%, 01/08/21		1,808	1,827,215
	Telefonica Emisiones SA
	5.134%, 04/27/20		2,200	2,216,302
	5.462%, 02/16/21		8,000	8,296,847
	TOTAL SPAIN			21,361,751
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.7%)
	Asian Development Bank
	1.375%, 06/11/20	CAD	8,307	6,269,858
	European Investment Bank
	1.125%, 02/18/20	CAD	20,020	15,123,768
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			21,393,626
SWEDEN — (3.4%)
	Kommuninvest I Sverige AB
	1.000%, 09/15/21	SEK	350,000	36,907,682
	Svenska Handelsbanken AB
Ω	5.125%, 03/30/20		6,708	6,743,413
	TOTAL SWEDEN			43,651,095
SWITZERLAND — (0.9%)
	Credit Suisse AG
	3.000%, 10/29/21		1,500	1,532,983
	Nestle Finance International, Ltd.
	2.125%, 09/10/21	EUR	2,875	3,312,391
	UBS AG Stamford CT
	2.350%, 03/26/20		6,000	6,005,400
	TOTAL SWITZERLAND			10,850,774
UNITED KINGDOM — (1.1%)
	Barclays P.L.C.
	2.875%, 06/08/20		5,000	5,012,200
	3.250%, 01/12/21		1,085	1,097,738
	HSBC USA, Inc.
	2.750%, 08/07/20		6,725	6,757,629
	Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		1,000	1,018,060
	TOTAL UNITED KINGDOM			13,885,627
UNITED STATES — (24.3%)
	AbbVie, Inc.
	2.500%, 05/14/20		11,317	11,330,876
	Aircastle, Ltd.
#	5.125%, 03/15/21		5,000	5,169,226
	Allergan Funding SCS
#	3.000%, 03/12/20		5,000	5,001,453
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Allergan, Inc.
	3.375%, 09/15/20	1,570	$1,588,771
	American Express Credit Corp.
	2.375%, 05/26/20	1,210	1,211,512
	2.600%, 09/14/20	1,600	1,607,063
	American International Group, Inc.
	3.375%, 08/15/20	3,470	3,498,341
	6.400%, 12/15/20	7,000	7,278,156
	Amgen, Inc.
	2.200%, 05/11/20	9,990	9,999,663
	Anthem, Inc.
	4.350%, 08/15/20	1,128	1,142,772
	2.500%, 11/21/20	11,352	11,416,496
	Aon Corp.
	5.000%, 09/30/20	1,000	1,020,691
	Aon P.L.C.
	2.800%, 03/15/21	3,380	3,415,268
	Apple, Inc.
#	1.900%, 02/07/20	21,000	20,999,861
	Autodesk, Inc.
	3.125%, 06/15/20	1,355	1,359,498
	AutoZone, Inc.
	2.500%, 04/15/21	2,045	2,062,928
	Bank of America Corp.
	2.625%, 10/19/20	1,010	1,015,854
	Best Buy Co., Inc.
#	5.500%, 03/15/21	6,000	6,186,834
	Bristol-Myers Squibb Co.
Ω	2.875%, 02/19/21	10,000	10,107,204
	Cardinal Health, Inc.
#	4.625%, 12/15/20	5,150	5,271,630
	Caterpillar Financial Services Corp.
(r)	2.090%, 05/15/20	5,000	5,002,674
(r)	2.124%, 03/15/21	3,000	3,005,600
(r)	2.165%, 09/07/21	1,800	1,804,443
	Citigroup, Inc.
	2.650%, 10/26/20	2,575	2,593,102
	2.700%, 03/30/21	2,234	2,260,579
	Citizens Bank NA
	2.550%, 05/13/21	8,000	8,076,393
	Comcast Corp.
(r)	2.349%, 10/01/21	1,800	1,809,526
	Dominion Energy Gas Holdings LLC
	2.800%, 11/15/20	2,000	2,013,556
	Enterprise Products Operating LLC
	5.200%, 09/01/20	3,839	3,912,146
	Eversource Energy
#	2.500%, 03/15/21	4,556	4,590,956
	Exelon Corp.
	2.850%, 06/15/20	1,205	1,208,299
	Exelon Generation Co. LLC
	4.000%, 10/01/20	2,050	2,068,424

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Fifth Third Bancorp
	2.875%, 07/27/20	1,250	$1,255,316
	GE Capital International Funding Co., Unlimited Co.
	2.342%, 11/15/20	3,000	3,010,213
	General Electric Co.
#	4.375%, 09/16/20	7,000	7,105,869
	General Motors Financial Co., Inc.
	4.200%, 03/01/21	500	510,981
	Goldman Sachs Group, Inc. (The)
	2.600%, 04/23/20	2,075	2,077,391
	6.000%, 06/15/20	6,320	6,415,564
	Harley-Davidson Financial Services, Inc.
Ω	2.150%, 02/26/20	585	584,985
	2.400%, 06/15/20	2,600	2,603,032
Ω	2.850%, 01/15/21	6,000	6,048,189
	Hewlett Packard Enterprise Co.
	3.600%, 10/15/20	12,000	12,131,685
	Huntington National Bank
	2.875%, 08/20/20	2,000	2,011,070
	Integrys Holding, Inc.
	4.170%, 11/01/20	4,060	4,128,014
	Intercontinental Exchange, Inc.
#	2.750%, 12/01/20	2,229	2,246,408
	JPMorgan Chase & Co.
	4.350%, 08/15/21	750	779,755
	Keurig Dr Pepper, Inc.
	3.200%, 11/15/21	630	642,522
	KeyCorp
	2.900%, 09/15/20	3,128	3,148,941
	Kraft Heinz Foods Co.
	2.800%, 07/02/20	1,909	1,912,772
	Kroger Co. (The)
	2.950%, 11/01/21	2,334	2,377,580
	Lam Research Corp.
	2.750%, 03/15/20	1,098	1,098,658
	LG&E & KU Energy LLC
	3.750%, 11/15/20	1,244	1,256,554
	Liberty Mutual Group, Inc.
	5.000%, 06/01/21	980	1,018,730
	LyondellBasell Industries NV
	6.000%, 11/15/21	5,000	5,311,703
	Marriott International, Inc.
	2.875%, 03/01/21	1,000	1,011,064
	Marsh & McLennan Cos. Inc.
	4.800%, 07/15/21	1,526	1,582,234
	Merck & Co., Inc.
	1.850%, 02/10/20	13,744	13,743,788
	Molson Coors Brewing Co.
	2.250%, 03/15/20	12,857	12,857,983
	Mylan N.V.
	3.150%, 06/15/21	1,214	1,233,313
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	National Rural Utilities Cooperative Finance Corp.
(r)	2.336%, 06/30/21	1,800	$1,805,689
	NBCUniversal Enterprise, Inc.
(r)Ω	2.309%, 04/01/21	1,500	1,506,175
	NetApp, Inc.
#	3.375%, 06/15/21	4,880	4,968,590
	Occidental Petroleum Corp.
	4.100%, 02/01/21	650	658,777
	Omnicom Group, Inc. / Omnicom Capital, Inc.
#	4.450%, 08/15/20	1,314	1,331,965
	Philip Morris International, Inc.
	2.000%, 02/21/20	1,116	1,116,089
#	2.900%, 11/15/21	5,159	5,267,478
	PNC Bank NA
	2.300%, 06/01/20	2,000	2,002,758
	2.600%, 07/21/20	4,116	4,129,263
	Roper Technologies, Inc.
	3.000%, 12/15/20	5,070	5,117,813
	Sempra Energy
	2.850%, 11/15/20	6,000	6,038,716
	Southern Power Co.
	2.375%, 06/01/20	1,645	1,647,086
	UnitedHealth Group, Inc.
#	2.125%, 03/15/21	2,905	2,922,035
	Verizon Communications, Inc.
	4.600%, 04/01/21	2,500	2,584,881
	Walmart, Inc.
#	2.850%, 06/23/20	12,858	12,919,153
	Wells Fargo & Co.
	2.550%, 12/07/20	1,450	1,459,041
	4.600%, 04/01/21	3,400	3,513,089
	Xcel Energy, Inc.
	2.400%, 03/15/21	2,622	2,640,700
	Zimmer Biomet Holdings, Inc.
	2.700%, 04/01/20	1,021	1,021,643
	TOTAL UNITED STATES		309,785,050
	TOTAL BONDS		732,194,228
U.S. TREASURY OBLIGATIONS — (37.7%)
	U.S. Treasury Bill
	0.000%, 03/12/20	38,000	37,938,523
	U.S. Treasury Notes
	1.375%, 02/29/20	42,000	41,992,372
	1.625%, 07/31/20	28,000	28,003,281
(r)	1.651%, 01/31/21	145,900	145,947,310
(r)	1.675%, 04/30/21	217,000	217,078,031
(r)	1.836%, 10/31/21	10,000	10,030,406
	TOTAL U.S. TREASURY OBLIGATIONS		480,989,923
	TOTAL INVESTMENT SECURITIES (Cost $1,216,319,774)		1,213,184,151

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (4.3%)
Ω	NRW. BANK 1.860%, 02/27/20	25,000	$24,970,112
Ω	Pfizer, Inc. 1.888%, 03/02/20	30,000	29,962,542
TOTAL COMMERCIAL PAPER			54,932,654

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	627,711	$7,263,867
TOTAL INVESTMENTS — (100.0%)
(Cost $1,278,503,120)^^			$1,275,380,672

As of January 31, 2020, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	118,233,569	CAD	153,629,684	JP Morgan	02/03/20	$2,146,457
USD	27,388,073	EUR	24,488,596	JP Morgan	04/14/20	112,282
USD	112,803,190	CAD	148,631,886	State Street Bank and Trust	04/28/20	495,272
USD	109,162,340	CAD	144,286,961	State Street Bank and Trust	04/29/20	137,469
Total Appreciation						$2,891,480
CAD	143,397,179	USD	108,487,858	State Street Bank and Trust	02/03/20	$(132,728)
CAD	10,232,505	USD	7,784,964	JP Morgan	02/03/20	(52,982)
USD	37,107,326	SEK	356,932,227	State Street Bank and Trust	02/27/20	(9,657)
Total (Depreciation)						$(195,367)
Total Appreciation (Depreciation)						$2,696,113
As of January 31, 2020, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	230	05/14/20	$4,505,162	$4,444,750	$(60,412)
CBOT Soybean Futures	90	05/14/20	4,126,858	3,990,375	(136,483)
CME Lean Hogs Futures	49	04/15/20	1,395,652	1,207,360	(188,292)
CME Live Cattle Futures	60	04/30/20	2,984,004	2,872,200	(111,804)
COMEX Gold 100 Troy Oz Futures	65	04/28/20	10,205,236	10,321,350	116,114
COMEX Silver Futures	31	05/27/20	2,779,951	2,804,105	24,154
Copper futures	75	05/27/20	4,992,383	4,730,625	(261,758)
Gasoline Rbob Futures	23	04/30/20	1,679,090	1,612,158	(66,932)
Harb Ulsd Futures	19	04/30/20	1,389,087	1,305,368	(83,719)
Hrw Wheat Futures	47	05/14/20	1,155,522	1,110,375	(45,147)
ICE Brent Crude Oil Futures	78	03/31/20	4,766,418	4,400,760	(365,658)
LME Nickel Futures	26	05/18/20	1,968,087	2,007,564	39,477
LME Nickel Futures	43	03/16/20	3,592,453	3,305,625	(286,828)
LME Primary Aluminium Futures	75	05/18/20	3,312,436	3,238,126	(74,310)
LME Primary Aluminium Futures	99	03/16/20	4,416,856	4,234,725	(182,131)
LME Zinc Futures	46	05/18/20	2,605,780	2,528,562	(77,218)
LME Zinc Futures	54	03/16/20	3,106,971	2,976,750	(130,221)
Low Su Gasoil G Futures	32	05/12/20	1,706,429	1,605,600	(100,829)
Natural Gas Futures	280	04/28/20	5,543,570	5,448,800	(94,770)

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
NYBOT CSC ’C’ Coffee Futures	45	05/18/20	$1,842,917	$1,770,188	$(72,729)
NYBOT CSC No 11 World Sugar Futures	150	04/30/20	2,420,115	2,410,800	(9,315)
NYBOT CTN No 2 Cotton Futures	32	05/06/20	1,132,505	1,092,960	(39,545)
Soybean Meal Futures	83	05/14/20	2,496,878	2,459,290	(37,588)
Soybean Oil Futures	105	05/14/20	2,005,505	1,908,900	(96,605)
Wheat Futures (cbt)	84	05/14/20	2,402,537	2,320,500	(82,037)
Wti Crude Futures	97	04/21/20	5,266,402	5,021,690	(244,712)
Total			$83,798,804	$81,129,505	$(2,669,298)
Short Position contracts:
LME Nickel Futures	(43)	03/16/20	(3,441,999)	(3,305,625)	136,374
LME Nickel Futures	(1)	05/18/20	(76,214)	(77,214)	(1,000)
LME Primary Aluminium Futures	(99)	03/16/20	(4,409,322)	(4,234,725)	174,597
LME Primary Aluminium Futures	(3)	05/18/20	(130,411)	(129,525)	886
LME Zinc Futures	(54)	03/16/20	(3,070,388)	(2,976,750)	93,638
LME Zinc Futures	(2)	05/18/20	(110,691)	(109,938)	753
Total			$(11,239,025)	$(10,833,777)	$405,248
Total Futures Contracts			$72,559,779	$70,295,728	$(2,264,050)
As of January 31, 2020, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:
Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	177,323,474	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	03/27/20	—	—	(2,435,081)	(2,435,081)
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	154,407,348	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	03/27/20	—	—	(1,807,062)	(1,807,062)
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	209,671,138	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	03/27/20	—	—	(2,467,620)	(2,467,620)
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD	124,265,689	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	03/27/20	—	—	(1,708,440)	(1,708,440)
Credit Suisse Custom 141 Total Return Index (5)	Credit Suisse	USD	205,813,463	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	02/28/20	—	—	(2,421,472)	(2,421,472)
Credit Suisse Custom 57 Total Return Index (6)	Credit Suisse	USD	94,455,520	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	02/28/20	—	—	(1,297,123)	(1,297,123)

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
UBS UBSIB190 Custom Strategy (7)	UBS AG	USD	358,472,718	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	04/30/20	—	—	(4,890,194)	(4,890,194)
Total						—	—	$(17,026,992)	$(17,026,992)
*	Portfolio receives the price appreciation of the reference entity at maturity.
**	Payments received (paid) by the Fund are exchanged at maturity.
(1) The following table represents the individual positions within the Total Return Swap as of January 31, 2020:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
NYMEX Light Sweet Crude Oil Futures	7.12%	12,625,430
ICE Brent Crude Oil Futures	6.23%	11,047,252
NYMEX Reformulated Gasoline Blend Futures	2.34%	4,149,369
ICE Gasoil Futures	2.27%	4,025,243
NYMEX NY Harbor ULSD Futures	1.83%	3,245,020
NYMEX Henry Hub Natural Gas Futures	7.74%	13,724,837
CBOT Soybean Futures	5.69%	10,089,706
CBOT Soybean Oil Futures	2.72%	4,823,198
CBOT Soybean Meal Futures	3.48%	6,170,857
CBOT Corn Futures	6.30%	11,171,379
CBOT Wheat Futures	3.28%	5,816,210
KCBT Hard Red Winter Wheat Futures	1.59%	2,819,443
CME Live Cattle Futures	4.09%	7,252,530
CME Lean Hogs Futures	1.70%	3,014,499
COMEX Gold 100 Troy Oz. Futures	14.76%	26,172,945
COMEX Silver Futures	4.00%	7,092,939
COMEX Copper Futures	6.76%	11,987,067
LME Primary Aluminum Futures	4.43%	7,855,430
LME Nickel Futures	2.73%	4,840,931
LME Zinc Futures	3.45%	6,117,660
NYBOT CSC No. 11 World Sugar Futures	3.42%	6,064,463
NYBOT CSC 'C' Coffee Futures	2.50%	4,433,087
NYBOT CTN No. 2 Cotton Futures	1.57%	2,783,979
Total Notional Amount		177,323,474
(2) The following table represents the individual positions within the Total Return Swap as of January 31, 2020:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
NYMEX Light Sweet Crude Oil Futures	8.71%	13,448,879
ICE Brent Crude Oil Futures	7.49%	11,565,110
NYMEX Reformulated Gasoline Blend Futures	2.49%	3,844,743
ICE Gasoil Futures	2.74%	4,230,761
NYMEX NY Harbor ULSD Futures	1.47%	2,269,788
NYMEX Henry Hub Natural Gas Futures	8.84%	13,649,610
CBOT Soybean Futures	4.49%	6,932,890
CBOT Soybean Oil Futures	2.15%	3,319,758
CBOT Soybean Meal Futures	2.75%	4,246,202

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
CBOT Corn Futures	6.19%	9,557,815
CBOT Wheat Futures	3.29%	5,080,002
KCBT Hard Red Winter Wheat Futures	1.25%	1,930,092
CME Live Cattle Futures	4.90%	7,565,960
CME Lean Hogs Futures	2.19%	3,381,521
COMEX Gold 100 Troy Oz. Futures	14.78%	22,821,406
COMEX Silver Futures	3.18%	4,910,154
COMEX Copper Futures	6.74%	10,407,055
LME Primary Aluminum Futures	3.52%	5,435,139
LME Nickel Futures	2.72%	4,199,880
LME Zinc Futures	3.46%	5,342,494
NYBOT CSC No. 11 World Sugar Futures	3.44%	5,311,613
NYBOT CSC 'C' Coffee Futures	1.97%	3,041,825
NYBOT CTN No. 2 Cotton Futures	1.24%	1,914,651
Total Notional Amount		154,407,348
(3) The following table represents the individual positions within the Total Return Swap as of January 31, 2020:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
NYMEX Light Sweet Crude Oil Futures	8.71%	18,262,357
ICE Brent Crude Oil Futures	7.49%	15,704,369
NYMEX Reformulated Gasoline Blend Futures	2.49%	5,220,812
ICE Gasoil Futures	2.74%	5,744,989
NYMEX NY Harbor ULSD Futures	1.47%	3,082,166
NYMEX Henry Hub Natural Gas Futures	8.84%	18,534,929
CBOT Soybean Futures	4.49%	9,414,234
CBOT Soybean Oil Futures	2.15%	4,507,929
CBOT Soybean Meal Futures	2.75%	5,765,956
CBOT Corn Futures	6.19%	12,978,643
CBOT Wheat Futures	3.29%	6,898,180
KCBT Hard Red Winter Wheat Futures	1.25%	2,620,889
CME Live Cattle Futures	4.90%	10,273,886
CME Lean Hogs Futures	2.19%	4,591,798
COMEX Gold 100 Troy Oz. Futures	14.78%	30,989,394
COMEX Silver Futures	3.18%	6,667,542
COMEX Copper Futures	6.74%	14,131,835
LME Primary Aluminum Futures	3.52%	7,380,424
LME Nickel Futures	2.72%	5,703,055
LME Zinc Futures	3.46%	7,254,621
NYBOT CSC No. 11 World Sugar Futures	3.44%	7,212,687
NYBOT CSC 'C' Coffee Futures	1.97%	4,130,521
NYBOT CTN No. 2 Cotton Futures	1.24%	2,599,922
Total Notional Amount		209,671,138
(4) The following table represents the individual positions within the Total Return Swap as of January 31, 2020:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
NYMEX Light Sweet Crude Oil Futures	7.12%	8,847,717
ICE Brent Crude Oil Futures	6.23%	7,741,752
NYMEX Reformulated Gasoline Blend Futures	2.34%	2,907,817
ICE Gasoil Futures	2.27%	2,820,831
NYMEX NY Harbor ULSD Futures	1.83%	2,274,062

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
NYMEX Henry Hub Natural Gas Futures	7.74%	9,618,164
CBOT Soybean Futures	5.69%	7,070,718
CBOT Soybean Oil Futures	2.72%	3,380,027
CBOT Soybean Meal Futures	3.48%	4,324,446
CBOT Corn Futures	6.30%	7,828,738
CBOT Wheat Futures	3.28%	4,075,915
KCBT Hard Red Winter Wheat Futures	1.59%	1,975,824
CME Live Cattle Futures	4.09%	5,082,467
CME Lean Hogs Futures	1.70%	2,112,517
COMEX Gold 100 Troy Oz. Futures	14.76%	18,341,616
COMEX Silver Futures	4.00%	4,970,628
COMEX Copper Futures	6.76%	8,400,361
LME Primary Aluminum Futures	4.43%	5,504,970
LME Nickel Futures	2.73%	3,392,453
LME Zinc Futures	3.45%	4,287,166
NYBOT CSC No. 11 World Sugar Futures	3.42%	4,249,887
NYBOT CSC 'C' Coffee Futures	2.50%	3,106,642
NYBOT CTN No. 2 Cotton Futures	1.57%	1,950,971
Total Notional Amount		124,265,689
(5) The following table represents the individual positions within the Total Return Swap as of January 31, 2020:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
NYMEX Light Sweet Crude Oil Futures	8.71%	17,926,354
ICE Brent Crude Oil Futures	7.49%	15,415,429
NYMEX Reformulated Gasoline Blend Futures	2.49%	5,124,755
ICE Gasoil Futures	2.74%	5,639,289
NYMEX NY Harbor ULSD Futures	1.47%	3,025,458
NYMEX Henry Hub Natural Gas Futures	8.84%	18,193,910
CBOT Soybean Futures	4.49%	9,241,024
CBOT Soybean Oil Futures	2.15%	4,424,989
CBOT Soybean Meal Futures	2.75%	5,659,870
CBOT Corn Futures	6.19%	12,739,853
CBOT Wheat Futures	3.29%	6,771,263
KCBT Hard Red Winter Wheat Futures	1.25%	2,572,668
CME Live Cattle Futures	4.90%	10,084,860
CME Lean Hogs Futures	2.19%	4,507,315
COMEX Gold 100 Troy Oz. Futures	14.78%	30,419,230
COMEX Silver Futures	3.18%	6,544,868
COMEX Copper Futures	6.74%	13,871,827
LME Primary Aluminum Futures	3.52%	7,244,634
LME Nickel Futures	2.72%	5,598,126
LME Zinc Futures	3.46%	7,121,146
NYBOT CSC No. 11 World Sugar Futures	3.44%	7,079,983
NYBOT CSC 'C' Coffee Futures	1.97%	4,054,525
NYBOT CTN No. 2 Cotton Futures	1.24%	2,552,087
Total Notional Amount		205,813,463
(6) The following table represents the individual positions within the Total Return Swap as of January 31, 2020:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
NYMEX Light Sweet Crude Oil Futures	7.12%	6,725,232

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	6.23%	5,884,579
NYMEX Reformulated Gasoline Blend Futures	2.34%	2,210,259
ICE Gasoil Futures	2.27%	2,144,140
NYMEX NY Harbor ULSD Futures	1.83%	1,728,536
NYMEX Henry Hub Natural Gas Futures	7.74%	7,310,857
CBOT Soybean Futures	5.69%	5,374,519
CBOT Soybean Oil Futures	2.72%	2,569,190
CBOT Soybean Meal Futures	3.48%	3,287,052
CBOT Corn Futures	6.30%	5,950,698
CBOT Wheat Futures	3.28%	3,098,141
KCBT Hard Red Winter Wheat Futures	1.59%	1,501,843
CME Live Cattle Futures	4.09%	3,863,231
CME Lean Hogs Futures	1.70%	1,605,744
COMEX Gold 100 Troy Oz. Futures	14.76%	13,941,635
COMEX Silver Futures	4.00%	3,778,221
COMEX Copper Futures	6.76%	6,385,193
LME Primary Aluminum Futures	4.43%	4,184,380
LME Nickel Futures	2.73%	2,578,636
LME Zinc Futures	3.45%	3,258,715
NYBOT CSC No. 11 World Sugar Futures	3.42%	3,230,379
NYBOT CSC 'C' Coffee Futures	2.50%	2,361,388
NYBOT CTN No. 2 Cotton Futures	1.57%	1,482,952
Total Notional Amount		94,455,520
(7) The following table represents the individual positions within the Total Return Swap as of January 31, 2020:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
NYMEX Light Sweet Crude Oil Futures	7.12%	25,523,257
ICE Brent Crude Oil Futures	6.23%	22,332,850
NYMEX Reformulated Gasoline Blend Futures	2.34%	8,388,262
ICE Gasoil Futures	2.27%	8,137,331
NYMEX NY Harbor ULSD Futures	1.83%	6,560,051
NYMEX Henry Hub Natural Gas Futures	7.74%	27,745,788
CBOT Soybean Futures	5.69%	20,397,098
CBOT Soybean Oil Futures	2.72%	9,750,458
CBOT Soybean Meal Futures	3.48%	12,474,851
CBOT Corn Futures	6.30%	22,583,781
CBOT Wheat Futures	3.28%	11,757,905
KCBT Hard Red Winter Wheat Futures	1.59%	5,699,716
CME Live Cattle Futures	4.09%	14,661,534
CME Lean Hogs Futures	1.70%	6,094,036
COMEX Gold 100 Troy Oz. Futures	14.76%	52,910,573
COMEX Silver Futures	4.00%	14,338,909
COMEX Copper Futures	6.76%	24,232,756
LME Primary Aluminum Futures	4.43%	15,880,341
LME Nickel Futures	2.73%	9,786,305
LME Zinc Futures	3.45%	12,367,309
NYBOT CSC No. 11 World Sugar Futures	3.42%	12,259,767
NYBOT CSC 'C' Coffee Futures	2.50%	8,961,818
NYBOT CTN No. 2 Cotton Futures	1.57%	5,628,022
Total Notional Amount		358,472,718

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$24,959,602	—	$24,959,602
Belgium	—	18,140,856	—	18,140,856
Canada	—	210,076,629	—	210,076,629
Denmark	—	5,458,163	—	5,458,163
France	—	11,713,303	—	11,713,303
Germany	—	14,636,403	—	14,636,403
Japan	—	23,212,767	—	23,212,767
Netherlands	—	3,068,582	—	3,068,582
Spain	—	21,361,751	—	21,361,751
Supranational Organization Obligations	—	21,393,626	—	21,393,626
Sweden	—	43,651,095	—	43,651,095
Switzerland	—	10,850,774	—	10,850,774
United Kingdom	—	13,885,627	—	13,885,627
United States	—	309,785,050	—	309,785,050
U.S. Treasury Obligations	—	480,989,923	—	480,989,923
Commercial Paper	—	54,932,654	—	54,932,654
Securities Lending Collateral	—	7,263,867	—	7,263,867
Forward Currency Contracts**	—	2,696,113	—	2,696,113
Futures Contracts**	$(2,264,050)	—	—	(2,264,050)
Swap Agreements**	—	(17,026,992)	—	(17,026,992)
TOTAL	$(2,264,050)	$1,261,049,793	—	$1,258,785,743
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA One-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (2.8%)
	Federal Farm Credit Bank, Floating Rate Note, 1M USD LIBOR + 0.015%, FRN
(r)	1.684%, 03/17/21	50,000	$50,007,671
	Federal Farm Credit Banks Funding Corp., Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r)	1.715%, 04/16/21	112,000	112,041,994
	Federal Home Loan Bank Discount Notes
	0.000%, 03/24/20	50,000	49,891,667
	TOTAL AGENCY OBLIGATIONS		211,941,332
BONDS — (29.8%)
	African Development Bank
	1.875%, 03/16/20	26,600	26,608,246
	African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	1.763%, 12/15/21	37,000	36,941,540
	Agence Francaise De Developpement, Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)	2.008%, 03/23/20	30,000	30,000,065
	Apple, Inc., 3M USD LIBOR + 0.250%, FRN
#(r)	2.151%, 02/07/20	55,000	55,001,837
	Apple, Inc., 3M USD LIBOR + 1.130%, FRN
#(r)	3.039%, 02/23/21	10,500	10,617,358
	Asian Development Bank, 3M USD LIBOR + 0.010%, FRN
(r)	1.904%, 12/15/21	95,000	94,969,600
	Asian Development Bank, 3M USD LIBOR + 0.190%, FRN
(r)	2.084%, 06/16/21	10,678	10,703,841
	Bank of Montreal
	2.100%, 06/15/20	25,905	25,939,723
	Bank of Montreal, 3M USD LIBOR + 0.340%, FRN
(r)	2.188%, 07/13/20	13,691	13,709,916
		Face Amount	Value†
		(000)

Bank of Montreal, 3M USD LIBOR + 0.440%, FRN
(r)	2.334%, 06/15/20	32,065	$32,118,026
Bank of Montreal, 3M USD LIBOR + 0.460%, FRN
(r)	2.308%, 04/13/21	16,178	16,242,289
Bank of Nova Scotia (The)
#	2.350%, 10/21/20	11,846	11,902,871
Bank of Nova Scotia (The), 3M USD LIBOR + 0.290%, FRN
(r)	2.162%, 01/08/21	39,053	39,113,831
Bank of Nova Scotia (The), 3M USD LIBOR + 0.440%, FRN
(r)	2.259%, 04/20/21	6,000	6,022,826
BNG Bank NV
Ω	2.500%, 02/28/20	26,000	26,013,572
	2.500%, 02/28/20	49,108	49,133,634
BNG Bank NV, 3M USD LIBOR + 0.100%, FRN
(r)Ω	1.938%, 07/14/20	15,000	15,007,351
Caisse d'Amortissement de la Dette Sociale
	2.000%, 04/17/20	10,150	10,156,598
Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.310%, FRN
(r)	2.210%, 10/05/20	3,735	3,740,434
Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.315%, FRN
(r)	2.078%, 02/02/21	21,180	21,215,949
Chevron Corp.
#	1.991%, 03/03/20	9,500	9,501,790
Council Of Europe Development Bank
	1.625%, 03/10/20	26,465	26,464,735
CPPIB Capital, Inc., Floating Rate Note, 3M USD LIBOR + 0.030%, FRN
(r)Ω	1.873%, 10/16/20	50,000	50,023,738
Dexia Credit Local SA
Ω	2.250%, 02/18/20	10,794	10,796,743
Erste Abwicklungsanstalt
	2.500%, 03/13/20	15,200	15,213,133
EUROFIMA
	1.750%, 05/29/20	14,900	14,898,659
European Investment Bank
#	1.625%, 03/16/20	53,690	53,691,074
	1.750%, 05/15/20	7,800	7,802,513

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

European Investment Bank, Floating Rate Note, 3M USD LIBOR + 0.110%, FRN
(r)	2.045%, 03/24/21	2,043	$2,045,192
Export Development Canada
Ω	2.300%, 02/10/20	85,250	85,258,490
Fms Wertmanagement
#	1.750%, 03/17/20	6,500	6,501,235
FMS Wertmanagement
	2.250%, 02/03/20	22,400	22,400,000
Inter-American Development Bank, 3M USD LIBOR - 0.020%, FRN
(r)	1.774%, 10/25/21	73,830	73,774,627
Inter-American Development Bank, 3M USD LIBOR + 0.000%, FRN
(r)	1.831%, 01/15/22	159	158,906
Inter-American Development Bank, 3M USD LIBOR + 0.220%, FRN
(r)	2.051%, 10/15/20	10,700	10,716,906
Inter-American Investment Corp., 3M USD LIBOR + 0.090%, FRN
(r)	1.938%, 10/12/21	30,250	30,256,352
Kommunalbanken A.S.
Ω	2.500%, 04/17/20	7,028	7,039,034
	2.500%, 04/17/20	25,396	25,435,872
Kommunalbanken A.S., 3M USD LIBOR + 0.040%, FRN
(r)Ω	1.927%, 03/12/21	5,000	5,001,144
Kommunalbanken A.S., 3M USD LIBOR + 0.330%, FRN
(r)Ω	2.224%, 06/16/20	8,000	8,010,544
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	1.927%, 03/12/21	66,522	66,537,221
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.330%, FRN
(r)	2.224%, 06/16/20	27,500	27,536,245
Kommunekredit
	1.625%, 06/12/20	44,913	44,897,730
Kommuninvest I Sverige AB
	1.750%, 03/19/20	38,544	38,548,240
Kreditanstalt Fuer Wiederaufbau
	1.500%, 04/20/20	39,500	39,491,404
		Face Amount	Value†
		(000)

	Municipality Finance P.L.C.
	1.500%, 03/23/20	6,167	$6,165,619
	Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.170%, FRN
(r)	2.063%, 02/07/20	54,600	54,601,092
	Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)	1.954%, 02/17/21	27,200	27,205,984
	Municipality Finance PLC, 3M USD LIBOR + 0.010%, FRN
(r)Ω	1.804%, 10/26/20	88,000	87,995,926
	Nederlandse Waterschapsbank NV
	1.625%, 03/04/20	15,750	15,750,000
	Nordic Investment Bank
	2.500%, 04/28/20	29,650	29,706,631
	Novartis Capital Corp.
#	1.800%, 02/14/20	6,551	6,550,869
	NRW Bank, 3M USD LIBOR + 0.040%, FRN
(r)	1.944%, 02/08/21	30,200	30,191,846
	Nrw. Bank, Floating Rate Note, 3M USD LIBOR + 0.060%, FRN
(r)	1.952%, 03/05/21	26,000	26,002,080
	Oesterreichische Kontrollbank AG
	1.375%, 02/10/20	56,482	56,479,841
	Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	1.904%, 09/15/20	16,800	16,798,376
	Province of Ontario Canada
	4.400%, 04/14/20	44,499	44,727,280
#	1.875%, 05/21/20	18,000	18,007,602
	Royal Bank of Canada
#	2.125%, 03/02/20	76,155	76,179,370
#	2.150%, 03/06/20	54,939	54,961,525
	2.150%, 10/26/20	22,453	22,531,378
	Royal Bank of Canada, 3M USD LIBOR + 0.240%, FRN
(r)	2.034%, 10/26/20	3,340	3,344,106
	Royal Bank of Canada, 3M USD LIBOR + 0.300%, FRN
(r)	2.102%, 07/22/20	12,800	12,815,907

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Royal Bank of Canada, 3M USD LIBOR + 0.390%, FRN
(r)	2.159%, 04/30/21	16,700	$16,764,601
Shell International Finance BV
	4.375%, 03/25/20	3,110	3,122,191
	2.125%, 05/11/20	39,156	39,202,852
Shell International Finance BV, 3M USD LIBOR + 0.450%, FRN
(r)	2.351%, 05/11/20	20,912	20,936,099
Toronto-Dominion Bank (The)
	3.000%, 06/11/20	8,761	8,799,078
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.240%, FRN
#(r)	2.034%, 01/25/21	26,510	26,549,292
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.260%, FRN
(r)	2.160%, 09/17/20	16,800	16,826,711
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.280%, FRN
#(r)	2.168%, 06/11/20	13,000	13,014,872
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.430%, FRN
(r)	2.318%, 06/11/21	18,350	18,439,063
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.930%, FRN
(r)	2.824%, 12/14/20	20,000	20,152,514
Toyota Motor Credit Corp.
	2.150%, 03/12/20	14,891	14,898,417
Toyota Motor Credit Corp., 3M USD LIBOR + 0.150%, FRN
(r)	2.028%, 10/09/20	34,177	34,204,986
Toyota Motor Credit Corp., 3M USD LIBOR + 0.170%, FRN
(r)	2.068%, 09/18/20	82,712	82,776,702
Toyota Motor Credit Corp., 3M USD LIBOR + 0.260%, FRN
#(r)	2.096%, 04/17/20	30,000	30,020,553
Toyota Motor Credit Corp., 3M USD LIBOR + 0.280%, FRN
(r)	2.128%, 04/13/21	3,327	3,335,847
	Face Amount	Value†
	(000)

Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.150%, FRN
(r) 2.045%, 08/21/20	5,500	$5,501,925
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r) 2.412%, 01/08/21	19,750	19,826,436
Walmart, Inc.
2.850%, 06/23/20	37,314	37,491,467
Walmart, Inc., 3M USD LIBOR + 0.230%, FRN
(r) 2.158%, 06/23/21	4,105	4,116,282
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r) 1.968%, 06/23/20	48,850	48,862,611
TOTAL BONDS		2,272,018,965
U.S. TREASURY OBLIGATIONS — (7.3%)
U.S. Treasury Bills
# 0.000%, 03/24/20	50,000	49,894,618
# 0.000%, 04/02/20	75,000	74,812,142
U.S. Treasury Notes, 3M USTMMR + 0.139%, FRN
(r) 1.675%, 04/30/21	295,500	295,606,259
U.S. Treasury Notes, 3M USTMMR + 0.220%, FRN
(r) 1.756%, 07/31/21	85,000	85,132,927
U.S. Treasury Notes, 3M USTMMR + 0.300%, FRN
(r) 1.836%, 10/31/21	50,000	50,152,028
TOTAL U.S. TREASURY OBLIGATIONS		555,597,974
CERTIFICATES OF DEPOSIT — (4.8%)
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r) 1.825%, 01/28/21	40,000	39,999,975
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.190%, FRN
(r) 2.077%, 03/06/20	88,000	88,020,980
Bank of Nova Scotia, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r) 1.969%, 02/27/20	75,000	75,007,514
Bank of Nova Scotia, Floating Rate Note, 3M USD LIBOR + 0.190%, FRN
(r) 2.078%, 03/11/20	34,450	34,459,551

DFA One-Year Fixed Income Portfolio
CONTINUED
	Face Amount	Value†
	(000)

Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r) 2.208%, 09/21/20	17,700	$17,727,754
Canadian Imperial Bank of Commerce, Floating Rate Note, 1M USD LIBOR + 0.170%, FRN
(r) 1.862%, 05/08/20	49,000	49,021,571
(r) 1.846%, 05/15/20	20,000	20,009,813
Canadian Imperial Bank of Commerce, Floating Rate Note, 1M USD LIBOR + 0.180%, FRN
(r) 1.914%, 04/06/20	25,000	25,007,232
Oversea-Chinese Banking Corp., Ltd., Floating Rate Note, 1M USD LIBOR + 0.140%, FRN
(r) 1.793%, 10/22/20	16,000	16,001,415
TOTAL CERTIFICATES OF DEPOSIT		365,255,805
TOTAL INVESTMENT SECURITIES (Cost $3,401,811,004)		3,404,814,076

COMMERCIAL PAPER — (50.7%)
Ω	Apple, Inc. 1.600%, 02/20/20	64,500	64,444,458
	Bank of Nova Scotia (The) 1.885%, 03/06/20	35,000	34,945,964
Banque Et Caisse
	1.703%, 05/07/20	22,500	22,400,878
	1.705%, 06/12/20	150,000	149,080,638
	1.650%, 06/17/20	50,000	49,681,450
	Banque Et Caisse D’Epargne De L’Etat 1.580%, 02/26/20	9,000	8,989,795
BNG Bank NV
Ω	1.850%, 03/31/20	75,000	74,808,750
Ω	1.720%, 06/10/20	52,000	51,695,920
Ω	1.736%, 06/18/20	8,000	7,950,176
Caisse Des Depots Et
Ω	1.830%, 03/12/20	36,000	35,934,113
Ω	1.765%, 03/16/20	20,000	19,959,500
Ω	1.800%, 03/25/20	125,000	124,696,250
Caisse Des Depots Et Consignations
Ω	1.711%, 04/09/20	40,000	39,874,880
Ω	1.711%, 04/22/20	4,500	4,483,098
Chevron Corp.
Ω	1.580%, 02/04/20	37,500	37,493,525
		FaceAmount	Value†
		(000)
Ω	1.580%, 02/06/20	70,000	$69,981,905
Ω	CPPIB Capital, Inc. 1.680%, 07/20/20	46,350	45,982,329
DBS Bank Ltd.
	1.810%, 02/18/20	15,050	15,037,704
Ω	1.820%, 02/21/20	20,000	19,981,007
Ω	1.880%, 03/13/20	27,625	27,571,822
	1.890%, 03/13/20	50,000	49,903,750
Ω	1.700%, 02/06/20	24,000	23,993,620
Ω	1.620%, 02/18/20	10,000	9,991,830
Ω	1.660%, 03/06/20	5,000	4,991,979
Ω	1.700%, 04/03/20	22,500	22,434,834
Ω	DBS Bank, Ltd. 1.741%, 04/17/20	50,000	49,820,547
Eli Lilly & Co.
Ω	1.590%, 02/03/20	75,000	74,990,218
Ω	1.580%, 02/05/20	40,000	39,991,322
Ω	Equinor ASA 1.750%, 02/20/20	75,000	74,935,000
Ω	Equipment Intermediation 1.731%, 04/17/20	35,000	34,879,623
Erste Abwicklungsanstalt
Ω	1.820%, 02/10/20	54,500	54,476,262
Ω	1.741%, 04/09/20	95,250	94,951,146
Ω	1.731%, 04/28/20	30,000	29,880,393
Ω	1.730%, 05/14/20	12,000	11,942,835
	European Investment Bank 1.635%, 03/17/20	84,000	83,830,413
Exxon Mobil Corp.
	1.670%, 02/24/20	50,000	49,948,333
	1.590%, 02/05/20	35,000	34,991,795
Ω	Kreditanstalt Fuer Wiederaufbau 1.710%, 02/19/20	70,000	69,941,997
Landesbank Hessen-Thuringen
Ω	1.884%, 03/02/20	15,000	14,979,708
Ω	1.740%, 03/20/20	60,000	59,869,742
Ω	1.616%, 03/03/20	75,000	74,895,133
Ω	1.716%, 06/17/20	30,000	29,808,410
Ω	1.738%, 07/13/20	39,000	38,703,297
Ω	1.700%, 07/27/20	11,000	10,909,171
Nederlandse Waterschapsbank NV
Ω	1.885%, 03/17/20	30,000	29,938,628
Ω	1.695%, 04/14/20	73,000	72,753,459
Ω	1.711%, 04/22/20	6,000	5,977,354
Nederlandse Wtrschbnk
Ω	1.950%, 02/19/20	40,000	39,967,088
Ω	1.780%, 02/25/20	25,000	24,972,430
Ω	1.850%, 03/12/20	35,000	34,936,222
Ω	Nestle Cap Corp 1.650%, 03/18/20	83,900	83,735,148
Nestle Cap Corp.
Ω	1.680%, 02/04/20	32,665	32,659,193

DFA One-Year Fixed Income Portfolio
CONTINUED
		FaceAmount	Value†
		(000)
Ω	1.710%, 02/18/20	75,000	$74,944,125
NRW Bank
Ω	1.710%, 04/21/20	17,000	16,937,614
Ω	1.680%, 05/22/20	47,500	47,257,645
NRW. Bank
Ω	1.713%, 05/12/20	38,000	37,823,427
Ω	1.726%, 06/22/20	10,000	9,934,856
	Oesterreichische 1.750%, 03/04/20	50,000	49,927,583
Oesterreichische Kontrollbank AG
	1.720%, 02/06/20	17,100	17,095,654
	1.760%, 03/04/20	25,000	24,963,792
	1.660%, 05/26/20	59,000	58,696,963
Pfizer, Inc.
	2.040%, 03/05/20	10,000	9,986,306
Ω	1.700%, 02/04/20	30,000	29,994,787
	1.800%, 02/04/20	3,700	3,699,357
	2.020%, 02/04/20	50,000	49,991,311
Ω	1.680%, 02/05/20	27,435	27,429,048
Ω	1.950%, 03/05/20	20,000	19,972,611
Ω	1.620%, 04/16/20	45,000	44,858,545
	1.630%, 04/16/20	35,000	34,889,980
Province of Alberta
Ω	1.720%, 02/04/20	48,000	47,991,659
Ω	1.720%, 02/10/20	18,750	18,741,896
Ω	1.728%, 07/21/20	11,000	10,913,283
PSP Capital, Inc.
Ω	1.720%, 03/04/20	20,000	19,971,327
Ω	1.738%, 04/17/20	6,000	5,979,364
Ω	1.700%, 04/21/20	15,000	14,945,494
Ω	1.660%, 05/22/20	50,000	49,744,111
Ω	1.670%, 05/26/20	50,000	49,734,650
Ω	1.718%, 07/20/20	46,250	45,883,122
Queensland Treasury Corp.
	1.650%, 05/13/20	75,000	74,653,233
	1.630%, 05/14/20	19,000	18,911,025
	1.730%, 07/01/20	33,000	32,766,199
Royal Bank of Canada
	1.670%, 06/22/20	12,500	12,414,845
	1.700%, 10/16/20	24,250	23,945,384
Sanofi
Ω	1.640%, 03/18/20	50,000	49,894,968
Ω	1.650%, 03/20/20	50,000	49,890,634
Ω	1.680%, 03/27/20	36,000	35,910,232
Ω	Shell International Finance BV 1.750%, 09/28/20	10,925	10,797,669
	Svensk Exportkredit AB 1.731%, 04/03/20	81,000	80,780,146
Toronto Dominion Bank
Ω	1.830%, 02/03/20	20,000	19,997,395
Ω	1.850%, 03/05/20	25,000	24,961,915
Ω	1.670%, 07/15/20	27,000	26,796,442
Ω	Toronto-Dominion Bank (The) 1.680%, 04/23/20	4,250	4,234,254
		FaceAmount	Value†
		(000)
Total Capital Canada Ltd.
Ω	1.670%, 02/03/20	7,800	$7,798,999
Ω	1.730%, 03/02/20	50,000	49,932,058
Ω	1.690%, 04/23/20	63,000	62,764,985
United Overseas Bank Ltd.
Ω	1.810%, 02/04/20	37,000	36,993,837
Ω	1.860%, 03/11/20	100,000	99,828,889
Ω	1.700%, 03/24/20	42,500	42,403,643
TOTAL COMMERCIAL PAPER			3,862,980,304

		Shares
TEMPORARY CASH INVESTMENTS — (2.0%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	156,453,421	156,453,421
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	6,921,178	80,091,878

	Face Amount
	(000)
REPURCHASE AGREEMENTS — (1.6%)
JPMorgan Chase & Co. 1.57% 02/03/2020, (Purchased on 01/31/20, Proceeds at maturity $23,383,500, collateralized by U.S. Treasury Securities, 0.00% - 2.13%, 03/26/20 - 07/31/24, Market Value $24,174,001)	$23,700	23,700,000
RBC Dominion Securities, Inc. 1.57% 02/03/2020, (Purchased on 01/31/20, Proceeds at maturity $90,142,900, collateralized by U.S. Treasury Securities, 0.00% - 8.75%, 02/15/20 - 11/15/26, Market Value $97,920,082)	96,000	96,000,000
TOTAL REPURCHASE AGREEMENTS		119,700,000
TOTAL INVESTMENTS — (100.0%)
(Cost $7,620,704,953)^^		$7,624,039,679

DFA One-Year Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$211,941,332	—	$211,941,332
Bonds	—	2,272,018,965	—	2,272,018,965
U.S. Treasury Obligations	—	555,597,974	—	555,597,974
Certificates of Deposit	—	365,255,805	—	365,255,805
Commercial Paper	—	3,862,980,304	—	3,862,980,304
Temporary Cash Investments	$156,453,421	—	—	156,453,421
Securities Lending Collateral	—	80,091,878	—	80,091,878
Repurchase Agreements	—	119,700,000	—	119,700,000
TOTAL	$156,453,421	$7,467,586,258	—	$7,624,039,679

DFA Two-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.1%)
Federal Farm Credit Bank
(r)	1.699%, 08/09/21		8,000	$7,994,003
BONDS — (70.6%)
AUSTRALIA — (1.0%)
Commonwealth Bank of Australia
Ω	2.250%, 03/10/20		9,000	9,004,950
#Ω	2.050%, 09/18/20		4,250	4,258,167
	2.400%, 11/02/20		19,446	19,544,630
National Australia Bank, Ltd.
#	2.625%, 07/23/20		6,100	6,125,197
	2.500%, 01/12/21		10,000	10,068,700
Queensland Treasury Corp.
	6.250%, 02/21/20	AUD	10,000	6,710,467
TOTAL AUSTRALIA				55,712,111
AUSTRIA — (1.1%)
OeBB-Infrastruktur AG
	3.500%, 10/19/20	EUR	6,800	7,753,092
Oesterreichische Kontrollbank AG
	1.375%, 02/10/20		55,318	55,315,886
TOTAL AUSTRIA				63,068,978
BELGIUM — (2.2%)
Dexia Credit Local SA
	0.250%, 03/19/20	EUR	33,800	37,514,063
	2.000%, 01/22/21	EUR	28,250	32,056,893
	0.200%, 03/16/21	EUR	35,900	40,077,337
	0.875%, 09/07/21	GBP	6,000	7,921,599
	0.625%, 01/21/22	EUR	7,400	8,366,658
	1.125%, 06/15/22	GBP	400	531,842
TOTAL BELGIUM				126,468,392
CANADA — (19.8%)
Bank of Montreal
(r)	2.334%, 06/15/20		4,530	4,537,491
(r)	2.188%, 07/13/20		7,816	7,826,799
	1.880%, 03/31/21	CAD	68,000	51,418,770
(r)	2.709%, 08/27/21		10,200	10,302,598
	0.250%, 11/17/21	EUR	28,000	31,292,870
(r)	0.102%, 09/28/21	EUR	10,269	11,459,395
(r)	0.105%, 03/14/22	EUR	1,500	1,674,521
Bank of Nova Scotia (The)
	2.130%, 06/15/20	CAD	58,000	43,867,704
	3.270%, 01/11/21	CAD	131,280	100,503,500
	0.375%, 04/06/22	EUR	2,000	2,241,655
Canada Housing Trust No 1
Ω	3.750%, 03/15/20	CAD	50,000	37,865,347
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Canadian Government Bond
1.500%, 03/01/20	CAD	25,000	$18,888,469
Canadian Imperial Bank of Commerce
1.850%, 07/14/20	CAD	40,000	30,225,178
(r) 2.210%, 10/05/20		7,000	7,010,185
(r) 2.078%, 02/02/21		5,000	5,008,486
1.900%, 04/26/21	CAD	65,940	49,857,097
CPPIB Capital, Inc.
1.400%, 06/04/20	CAD	37,500	28,311,452
Manitoba, Province of Canada
0.750%, 12/15/21	GBP	10,760	14,149,811
Province of Alberta Canada
1.250%, 06/01/20	CAD	88,500	66,785,601
1.350%, 09/01/21	CAD	15,000	11,286,157
Province of British Columbia Canada
3.700%, 12/18/20	CAD	75,500	58,058,097
Province of Ontario Canada
4.200%, 06/02/20	CAD	137,500	104,749,981
4.000%, 06/02/21	CAD	28,794	22,432,950
Province of Quebec Canada
4.500%, 12/01/20	CAD	109,000	84,283,505
4.250%, 12/01/21	CAD	15,000	11,870,901
Royal Bank of Canada
2.125%, 03/02/20		10,000	10,003,200
2.150%, 03/06/20		7,000	7,002,870
1.920%, 07/17/20	CAD	78,000	58,957,367
(r) 2.034%, 10/26/20		4,500	4,505,532
2.860%, 03/04/21	CAD	17,000	12,988,159
2.030%, 03/15/21	CAD	65,000	49,229,862
(r) 2.160%, 04/30/21		3,057	3,068,825
(r) 0.110%, 07/24/20	EUR	3,167	3,520,263
(r) 0.032%, 08/06/20	EUR	1,000	1,111,168
(r) 0.209%, 01/19/21	EUR	3,767	4,198,261
Toronto-Dominion Bank (The)
1.693%, 04/02/20	CAD	87,000	65,722,011
(r) 2.168%, 06/11/20		10,000	10,011,440
2.563%, 06/24/20	CAD	103,000	78,036,860
0.625%, 03/08/21	EUR	13,605	15,234,073
TOTAL CANADA			1,139,498,411
DENMARK — (2.2%)
Denmark Government Bond
3.000%, 11/15/21	DKK	740,000	117,149,296
Kommunekredit
1.625%, 06/12/20		7,114	7,111,581
TOTAL DENMARK			124,260,877
FINLAND — (0.8%)
Municipality Finance P.L.C.
1.500%, 03/23/20		8,929	8,927,000

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

FINLAND — (Continued)
0.750%, 12/15/20	GBP	2,373	$3,129,222
(r) 1.804%, 10/26/20		18,000	18,000,503
(r) 1.954%, 02/17/21		17,600	17,603,872
TOTAL FINLAND			47,660,597
FRANCE — (4.5%)
Agence Francaise de Developpement
2.125%, 02/15/21	EUR	4,600	5,231,434
Agence Francaise de Developpement EPIC Floating Rate Note
(r) 2.023%, 06/19/20		20,000	20,005,115
(r) 2.005%, 06/07/21		7,400	7,384,147
Agence Francaise de Developpement EPIC
0.125%, 03/31/21	EUR	1,000	1,115,138
Bpifrance Financement SA
0.100%, 02/19/21	EUR	25,000	27,862,429
Caisse d'Amortissement de la Dette Sociale
3.750%, 10/25/20	EUR	5,292	6,047,322
Caisse des Depots et Consignations Floating Rate Note
(r) 1.999%, 10/02/20		40,200	40,208,665
IXIS Corporate & Investment Bank SA
5.875%, 02/24/20	GBP	4,000	5,296,842
Sanofi Floating Rate Note
(r) 0.000%, 03/21/20	EUR	4,000	4,438,292
0.875%, 09/22/21	EUR	16,300	18,390,501
1.125%, 03/10/22	EUR	1,000	1,139,493
0.000%, 03/21/22	EUR	4,400	4,911,293
SNCF Mobilites
3.625%, 06/03/20	EUR	8,250	9,268,220
SNCF Reseau
6.000%, 10/12/20	EUR	1,000	1,157,282
SNCF Reseau EPIC
5.500%, 12/01/21	GBP	32,992	47,164,651
Total Capital International SA Floating Rate Note
(r) 0.000%, 03/19/20	EUR	11,500	12,759,681
# 2.750%, 06/19/21		4,327	4,397,578
2.125%, 11/19/21	EUR	14,000	16,193,409
Total Capital SA
4.450%, 06/24/20		18,250	18,429,842
4.125%, 01/28/21		3,500	3,588,760
Unedic Asseo
0.125%, 03/05/20	EUR	1,500	1,664,143
TOTAL FRANCE			256,654,237
		Face Amount^	Value†
		(000)

GERMANY — (6.9%)
Deutsche Bahn Finance GMBH
3.500%, 06/10/20	EUR	500	$561,700
3.750%, 06/01/21	EUR	1,452	1,695,430
4.375%, 09/23/21	EUR	5,015	5,982,807
Erste Abwicklungsanstalt Floating Rate Note
(r) 2.095%, 03/09/20		6,200	6,202,294
2.500%, 03/13/20		21,200	21,218,317
0.000%, 02/25/21	EUR	2,000	2,228,524
FMS Wertmanagement
0.125%, 04/16/20	EUR	15,400	17,098,799
FMS Wertmanagement Floating Rate Note
(r) 0.991%, 01/14/22	GBP	20,000	26,442,189
Kreditanstalt fuer Wiederaufbau
1.625%, 06/05/20	GBP	16,000	21,189,269
3.500%, 01/22/21	SEK	2,000	214,343
1.375%, 02/01/21	GBP	21,000	27,905,254
5.550%, 06/07/21	GBP	5,000	7,023,475
1.000%, 10/12/21	NOK	80,000	8,619,834
0.125%, 06/03/22	SEK	126,000	13,041,888
Land Baden-Wuerttemberg Floating Rate Note
(r) 0.370%, 07/19/21	EUR	2,566	2,877,045
Land Berlin
0.250%, 07/15/20	EUR	1,860	2,068,889
Landeskreditbank Baden-Wuerttemberg Foerderbank
(r) 2.067%, 09/27/21		76,000	76,104,120
Landwirtschaftliche Rentenbank
5.500%, 03/09/20	AUD	4,500	3,024,987
(r) 0.000%, 01/15/21	EUR	6,000	6,685,373
(r) 2.156%, 06/03/21		6,728	6,747,161
NRW Bank
0.125%, 01/18/21	EUR	18,700	20,846,696
(r) 1.944%, 02/08/21		19,000	18,994,870
0.000%, 02/01/22	EUR	2,000	2,237,175
Nrw. Bank Floating Rate Note
(r) 1.952%, 03/05/21		24,000	24,001,920
State of North Rhine-Westphalia Germany
1.250%, 03/13/20	EUR	7,423	8,246,766
State of North Rhine-Westphalia Germany Floating Rate Note
(r) 0.761%, 10/29/21	GBP	48,000	63,322,455
TOTAL GERMANY			394,581,580
JAPAN — (2.9%)
Total Capital Canada, Ltd.
1.875%, 07/09/20	EUR	43,000	48,133,878
1.125%, 03/18/22	EUR	2,500	2,854,006

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
	Toyota Credit Canada, Inc.
	1.800%, 02/19/20	CAD	5,000	$3,777,732
	2.200%, 02/25/21	CAD	5,000	3,790,048
	Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	4,980	5,537,051
	Toyota Motor Credit Corp.
#	2.150%, 03/12/20		65,658	65,690,704
	1.800%, 07/23/20	EUR	3,500	3,919,155
	4.250%, 01/11/21		1,000	1,025,218
	1.000%, 03/09/21	EUR	6,566	7,377,705
	1.900%, 04/08/21		1,883	1,889,576
	0.000%, 07/21/21	EUR	1,544	1,718,044
	1.000%, 09/10/21	EUR	5,534	6,258,155
	0.750%, 07/21/22	EUR	419	476,058
	Toyota Motor Credit Corp. Floating Rate Note
#(r)	2.412%, 01/08/21		2,549	2,558,865
	Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	13,092	14,653,112
	TOTAL JAPAN			169,659,307
NETHERLANDS — (4.1%)
	Allianz Finance II B.V.
	3.500%, 02/14/22	EUR	2,000	2,385,109
	BNG Bank NV
Ω	2.500%, 02/28/20		17,000	17,008,874
	1.750%, 03/24/20		48,034	48,040,244
	5.375%, 06/07/21	GBP	2,000	2,798,937
	Cooperatieve Rabobank UA
	4.500%, 01/11/21		2,962	3,038,966
	4.125%, 01/12/21	EUR	500	577,526
	4.625%, 01/13/21	GBP	850	1,160,486
	2.500%, 01/19/21		12,410	12,507,329
	Nederlandse Waterschapsbank NV
	1.625%, 03/04/20		39,199	39,199,000
	Nederlandse Waterschapsbank NV Floating Rate Note
(r)	1.911%, 11/10/20		18,000	17,997,824
	Shell International Finance BV
	4.375%, 03/25/20		17,701	17,770,389
	2.125%, 05/11/20		18,815	18,837,513
	2.250%, 11/10/20		19,639	19,714,861
	1.625%, 03/24/21	EUR	24,210	27,419,311
	1.875%, 05/10/21		2,909	2,919,694
	1.250%, 03/15/22	EUR	2,882	3,299,444
	1.000%, 04/06/22	EUR	2,336	2,660,482
	TOTAL NETHERLANDS			237,335,989
NORWAY — (1.5%)
	Equinor ASA
	2.000%, 09/10/20	EUR	16,723	18,798,647
	5.625%, 03/11/21	EUR	9,326	11,005,403
			Face Amount^	Value†
			(000)

NORWAY — (Continued)
	Kommunalbanken A.S.
	2.500%, 04/17/20		12,734	$12,753,992
(r)Ω	1.927%, 03/12/21		2,600	2,600,595
	1.500%, 04/19/22	NOK	100,000	10,832,631
(r)	2.224%, 06/16/20		20,000	20,026,360
(r)	1.927%, 03/12/21		3,000	3,000,686
(r)	1.871%, 04/15/21		5,500	5,500,282
	TOTAL NORWAY			84,518,596
SINGAPORE — (0.7%)
	DBS Bank, Ltd. Floating Rate Note
(r)	1.526%, 09/13/22	AUD	2,000	1,340,186
	Monetary Authority of Singapore Bill
	0.000%, 04/24/20	SGD	35,000	25,562,720
	Oversea-Chinese Banking Corp. Ltd/Sydney Floating Rate Note
(r)	1.540%, 04/23/21	AUD	2,500	1,678,799
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	2,000	2,251,224
	United Overseas Bank, Ltd. Floating Rate Note
(r)	1.414%, 07/25/22	AUD	10,000	6,682,711
	TOTAL SINGAPORE			37,515,640
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (10.5%)
	African Development Bank
	1.875%, 03/16/20		35,400	35,410,974
	5.250%, 03/23/22	AUD	13,000	9,475,891
	Asian Development Bank
	1.375%, 06/11/20	CAD	835	630,231
(r)	1.904%, 12/15/21		44,000	43,985,920
	Asian Development Bank Floating Rate Note
(r)	0.971%, 02/01/22	GBP	5,000	6,607,174
	Council Of Europe Development Bank
	1.625%, 03/10/20		72,316	72,315,277
	3.000%, 07/13/20	EUR	9,084	10,226,309
	EUROFIMA
	4.000%, 10/27/21	EUR	6,950	8,300,631
(r)	2.000%, 11/15/21		11,000	10,999,230
	EUROFIMA Floating Rate Note
(r)	1.988%, 03/11/22		5,285	5,285,053
	European Financial Stability Facility
	0.100%, 01/19/21	EUR	9,000	10,039,039
	European Investment Bank Floating Rate Note
(r)	1.040%, 02/17/20	GBP	15,000	19,810,033
	1.250%, 11/05/20	CAD	85,000	64,006,143
(r)Ω	2.045%, 03/24/21		9,000	9,009,655

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	1.000%, 05/25/21	NOK	47,220	$5,118,351
Ω	2.250%, 07/30/21	CAD	15,000	11,434,298
	2.250%, 07/30/21	CAD	10,000	7,621,883
	4.250%, 12/07/21	GBP	4,674	6,568,099
(r)	0.991%, 01/10/22	GBP	13,947	18,455,797
	1.500%, 05/12/22	NOK	225,000	24,503,558
	European Stability Mechanism Treasury Bill
	0.000%, 02/06/20	EUR	38,429	42,620,861
	0.000%, 03/05/20	EUR	16,500	18,306,715
	Inter-American Development Bank
(r)	1.699%, 10/09/20		15,000	14,993,850
(r)	1.774%, 10/25/21		50,000	49,962,500
(r)	1.831%, 01/15/22		159	158,906
	Inter-American Investment Corp.
(r)	1.938%, 10/12/21		52,750	52,761,078
	International Bank for Reconstruction & Development
	1.125%, 03/11/20	CAD	12,255	9,254,312
	5.750%, 10/01/20	AUD	5,000	3,451,048
	2.800%, 01/13/21	AUD	10,000	6,808,838
	International Finance Corp. Floating Rate Note
(r)	0.976%, 01/18/22	GBP	15,000	19,822,024
	Nordic Investment Bank
	1.375%, 07/15/20	NOK	47,640	5,172,889
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			603,116,567
SWEDEN — (3.5%)
	Kommuninvest I Sverige AB
	0.750%, 02/16/20	SEK	20,000	2,077,927
	1.750%, 03/19/20		57,760	57,766,354
	2.500%, 12/01/20	SEK	506,380	53,632,712
	1.000%, 09/15/21	SEK	430,000	45,343,724
	Svensk Export Credit AB
(r)	1.944%, 12/14/20		28,929	28,938,547
	Svensk Exportkredit AB
(r)	2.007%, 12/13/21		12,000	12,009,462
	Svenska Handelsbanken AB
#	1.950%, 09/08/20		2,500	2,503,933
	3.000%, 11/20/20	GBP	1,000	1,341,612
	TOTAL SWEDEN			203,614,271
SWITZERLAND — (1.4%)
	Nestle Finance International, Ltd.
	1.250%, 05/04/20	EUR	788	877,156
	0.750%, 11/08/21	EUR	2,356	2,662,054
			Face Amount^	Value†
			(000)

SWITZERLAND — (Continued)
	Nestle Holdings, Inc.
	1.750%, 12/09/20	GBP	6,900	$9,174,136
	Novartis Capital Corp.
#	1.800%, 02/14/20		7,805	7,804,844
#	4.400%, 04/24/20		470	472,707
	Novartis Finance SA
	0.000%, 03/31/21	EUR	50,532	56,182,484
	0.750%, 11/09/21	EUR	5,500	6,213,618
	TOTAL SWITZERLAND			83,386,999
UNITED KINGDOM — (1.8%)
	United Kingdom Treasury Bill
	0.000%, 02/24/20	GBP	2,991	3,948,240
	0.000%, 03/02/20	GBP	75,000	98,981,195
	TOTAL UNITED KINGDOM			102,929,435
UNITED STATES — (5.7%)
	3M Co.
	1.875%, 11/15/21	EUR	1,400	1,611,515
	0.375%, 02/15/22	EUR	2,000	2,244,721
	Apple, Inc.
	1.550%, 02/07/20		7,500	7,499,681
#	1.900%, 02/07/20		11,408	11,407,924
(r)	2.151%, 02/07/20		15,000	15,000,501
#(r)	3.040%, 02/23/21		800	808,941
	Berkshire Hathaway, Inc.
	0.250%, 01/17/21	EUR	1,074	1,196,432
	Chevron Corp.
#	1.991%, 03/03/20		19,589	19,592,691
#(r)	2.440%, 11/15/21		6,000	6,045,997
	Johnson & Johnson
	0.250%, 01/20/22	EUR	30,363	34,058,965
	Merck & Co., Inc.
	1.850%, 02/10/20		18,426	18,425,716
	1.125%, 10/15/21	EUR	46,986	53,164,086
	Microsoft Corp.
#	1.850%, 02/06/20		12,000	11,999,760
	2.125%, 12/06/21	EUR	10,406	11,996,699
	Oracle Corp.
	2.250%, 01/10/21	EUR	25,525	28,970,228
	2.250%, 01/10/21	EUR	22,330	25,343,984
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	3,190	3,571,697
	Procter & Gamble Co. (The)
	4.125%, 12/07/20	EUR	13,722	15,784,744
	2.000%, 11/05/21	EUR	16,974	19,596,493
	Walmart, Inc.
	2.850%, 06/23/20		14,644	14,713,648
(r)	2.158%, 06/23/21		25,925	25,996,250
	TOTAL UNITED STATES			329,030,673
	TOTAL BONDS			4,059,012,660
U.S. TREASURY OBLIGATIONS — (15.0%)
	U.S. Treasury Bills
#	0.000%, 03/24/20		15,000	14,968,386

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

U.S. Treasury Notes
(r)	1.651%, 01/31/21	43,000	$43,013,943
(r)	1.675%, 04/30/21	398,500	398,643,297
(r)	1.756%, 07/31/21	405,000	405,633,359
TOTAL U.S. TREASURY OBLIGATIONS			862,258,985
CERTIFICATES OF DEPOSIT — (1.1%)
CANADA — (0.2%)
(r)	Bank of Montreal, Floating Rate Note	10,000,000	9,999,994
SINGAPORE — (0.9%)
(r)Ω	Oversea-Chinese Banking Corp., Ltd., Floating Rate Note	50,000,000	50,000,000
TOTAL CERTIFICATES OF DEPOSIT			59,999,994
TOTAL INVESTMENT SECURITIES (Cost $5,012,777,469)			4,989,265,642
COMMERCIAL PAPER — (12.9%)
BNG Bank NV
Ω	1.850%, 03/31/20	50,000	49,872,500
Ω	1.736%, 06/18/20	52,000	51,676,146
Caisse Des Depots Et Consignations
Ω	1.680%, 04/21/20	20,000	19,925,840
Ω	1.711%, 04/22/20	8,000	7,969,952
Ω	1.690%, 04/24/20	25,000	24,903,633
Ω	DBS Bank Ltd. 1.700%, 04/03/20	48,000	47,860,980
Ω	Equipment Intermediation 1.731%, 04/17/20	58,000	57,800,519
Erste Abwicklungsanstalt
Ω	1.830%, 02/19/20	25,000	24,979,351
		Face Amount^	Value†
		(000)

Ω	1.620%, 02/25/20	50,000	$49,945,555
	Exxon Mobil Corp. 1.561%, 03/02/20	25,000	24,966,697
Ω	KFW INTL FINANCE INC 1.580%, 02/14/20	25,000	24,984,736
Nederlandse Waterschapsbank NV
Ω	1.885%, 03/17/20	50,000	49,897,714
Ω	1.711%, 04/22/20	6,000	5,977,354
Nederlandse Wtrschbnk
Ω	1.950%, 02/19/20	20,000	19,983,544
Ω	1.850%, 03/12/20	40,000	39,927,111
Ω	NRW Bank 1.710%, 04/21/20	15,000	14,944,954
	Oesterreichische Kontrollbank AG 1.760%, 03/04/20	5,000	4,992,758
Ω	Oversea-Chinese Banking Corp Ltd 1.840%, 02/11/20	50,000	49,974,516
Ω	Pfizer Inc 1.620%, 04/22/20	50,000	49,830,875
Pfizer, Inc.
Ω	1.700%, 02/04/20	18,150	18,146,846
	1.630%, 04/16/20	50,000	49,842,828
Ω	Total Capital Canada Ltd. 1.690%, 04/23/20	50,000	49,813,480
TOTAL COMMERCIAL PAPER			738,217,889

		Shares
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	1,645,764	19,044,781
TOTAL INVESTMENTS — (100.0%)
(Cost $5,769,936,653)^^			$5,746,528,312

As of January 31, 2020, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	10,000,000	USD	11,065,860	Bank of America Corp.	02/11/20	$29,335
NOK	501,579,612	USD	54,363,279	JP Morgan	02/04/20	168,395
USD	56,772,766	NOK	501,579,612	Citibank, N.A.	02/04/20	2,241,092
USD	135,230,053	CAD	175,702,380	Bank of America Corp.	02/04/20	2,464,593
USD	126,749,412	EUR	112,995,831	JP Morgan	02/05/20	1,423,857
USD	130,516,862	CAD	169,247,363	State Street Bank and Trust	02/05/20	2,629,401

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	124,323,986	CAD	161,544,399	State Street Bank and Trust	02/06/20	$2,257,468
USD	126,989,952	CAD	165,294,071	State Street Bank and Trust	02/07/20	2,090,504
USD	129,472,148	CAD	168,932,410	State Street Bank and Trust	02/10/20	1,824,739
USD	116,459,493	SEK	1,106,279,234	UBS AG	02/11/20	1,505,864
USD	128,119,520	EUR	115,250,261	Barclays Capital	02/11/20	247,107
USD	126,274,048	EUR	113,687,725	State Street Bank and Trust	02/21/20	57,841
USD	1,388,543	AUD	2,016,536	State Street Bank and Trust	03/12/20	37,767
USD	3,655,200	AUD	5,289,204	State Street Bank and Trust	03/12/20	112,230
USD	8,800,881	AUD	12,730,325	Bank of America Corp.	03/12/20	273,480
USD	10,315,981	AUD	15,058,876	National Australia Bank Ltd.	03/12/20	228,802
USD	16,926,286	AUD	24,470,984	State Street Bank and Trust	03/12/20	534,412
USD	128,797,024	EUR	114,624,190	State Street Bank and Trust	04/06/20	1,188,262
USD	8,990,644	EUR	8,041,033	JP Morgan	04/07/20	38,187
USD	121,717,981	EUR	108,901,748	State Street Bank and Trust	04/07/20	472,596
USD	127,706,566	EUR	114,168,234	JP Morgan	04/08/20	590,103
USD	380,046	EUR	340,909	Bank of America Corp.	04/14/20	336
USD	1,667,789	EUR	1,495,782	State Street Bank and Trust	04/14/20	1,763
USD	36,590,703	EUR	32,694,412	Bank of America Corp.	04/14/20	175,144
USD	59,102,239	EUR	52,719,979	JP Morgan	04/14/20	381,882
USD	88,907,858	CAD	116,083,407	JP Morgan	04/16/20	1,194,191
USD	121,871,663	CAD	160,016,799	JP Morgan	04/23/20	961,324
USD	25,646,963	SGD	34,876,100	Barclays Capital	04/24/20	81,282
USD	122,786,959	CAD	161,994,309	Bank of America Corp.	04/27/20	382,274
USD	127,857,340	CAD	168,470,112	State Street Bank and Trust	04/28/20	559,436
USD	133,113,827	CAD	176,122,638	Bank of America Corp.	04/29/20	33,556
Total Appreciation						$24,187,223
CAD	175,702,380	USD	132,792,953	Bank of America Corp.	02/04/20	$(27,492)
EUR	5,141,853	USD	5,757,717	State Street Bank and Trust	04/07/20	(33,053)
USD	24,821,994	EUR	22,478,396	Bank of America Corp.	02/11/20	(118,225)
USD	117,644,241	DKK	795,152,452	JP Morgan	02/24/20	(528,809)
USD	6,520,030	GBP	5,003,719	State Street Bank and Trust	02/28/20	(91,596)
USD	130,769,098	GBP	100,405,632	State Street Bank and Trust	02/28/20	(1,901,129)
USD	54,600,942	NOK	503,718,869	JP Morgan	03/02/20	(168,784)
USD	2,651,373	GBP	2,022,596	JP Morgan	04/08/20	(24,036)
USD	133,887,911	GBP	102,918,737	State Street Bank and Trust	04/08/20	(2,248,855)
USD	3,073,244	EUR	2,766,381	State Street Bank and Trust	04/14/20	(7,996)
USD	6,343,693	EUR	5,731,713	JP Morgan	04/14/20	(40,381)
USD	16,531,612	EUR	14,935,481	State Street Bank and Trust	04/14/20	(103,766)
USD	136,347,325	GBP	104,211,906	Citibank, N.A.	04/16/20	(1,529,161)
Total (Depreciation)						$(6,823,283)
Total Appreciation (Depreciation)						$17,363,940
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$55,712,111	—	$55,712,111
Austria	—	63,068,978	—	63,068,978
Belgium	—	126,468,392	—	126,468,392
Canada	—	1,139,498,411	—	1,139,498,411
Denmark	—	124,260,877	—	124,260,877

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Finland	—	$47,660,597	—	$47,660,597
France	—	256,654,237	—	256,654,237
Germany	—	394,581,580	—	394,581,580
Japan	—	169,659,307	—	169,659,307
Netherlands	—	237,335,989	—	237,335,989
Norway	—	84,518,596	—	84,518,596
Singapore	—	37,515,640	—	37,515,640
Supranational Organization Obligations	—	603,116,567	—	603,116,567
Sweden	—	203,614,271	—	203,614,271
Switzerland	—	83,386,999	—	83,386,999
United Kingdom	—	102,929,435	—	102,929,435
United States	—	329,030,673	—	329,030,673
Agency Obligations	—	7,994,003	—	7,994,003
Certificates of Deposit	—	59,999,994	—	59,999,994
U.S. Treasury Obligations	—	862,258,985	—	862,258,985
Commercial Paper	—	738,217,889	—	738,217,889
Securities Lending Collateral	—	19,044,781	—	19,044,781
Forward Currency Contracts**	—	17,363,940	—	17,363,940
TOTAL	—	$5,763,892,252	—	$5,763,892,252
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Selectively Hedged Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Face Amount^	Value†
		(000)
BONDS — (83.0%)
AUSTRALIA — (2.8%)
ASB Finance, Ltd.
0.500%, 06/10/22	EUR	2,000	$2,252,546
Australia & New Zealand Banking Group Ltd.
(r) 2.364%, 05/17/21		6,000	6,027,479
BHP Billiton Finance, Ltd. Co.
3.000%, 03/30/20	AUD	6,500	4,362,419
Commonwealth Bank of Australia
0.500%, 07/11/22	EUR	5,725	6,453,653
National Australia Bank, Ltd. Floating Rate Note
(r) 2.473%, 11/04/21		3,245	3,275,421
0.875%, 01/20/22	EUR	1,112	1,259,046
0.350%, 09/07/22	EUR	1,500	1,686,039
Westpac Banking Corp.
(r) 2.135%, 01/25/21		1,114	1,116,485
(r) 2.753%, 08/19/21		540	545,134
0.250%, 01/17/22	EUR	8,500	9,497,811
TOTAL AUSTRALIA			36,476,033
BELGIUM — (3.3%)
Anheuser-Busch InBev SA
0.800%, 04/20/23	EUR	1,439	1,642,826
Dexia Credit Local SA
2.000%, 01/22/21	EUR	1,000	1,134,757
0.625%, 01/21/22	EUR	1,250	1,413,287
0.250%, 06/02/22	EUR	2,000	2,250,723
1.125%, 06/15/22	GBP	2,000	2,659,209
0.750%, 01/25/23	EUR	6,000	6,873,929
0.250%, 06/01/23	EUR	12,900	14,589,955
0.625%, 02/03/24	EUR	7,000	8,052,826
Euroclear Bank SA Floating Rate Note
(r) 0.005%, 03/08/21	EUR	2,000	2,223,902
Euroclear Bank SA
0.250%, 09/07/22	EUR	1,404	1,572,409
TOTAL BELGIUM			42,413,823
CANADA — (9.8%)
Bank of Montreal
(r) 2.709%, 08/27/21		2,000	2,020,117
0.250%, 11/17/21	EUR	1,500	1,676,404
(r) 1.661%, 09/07/21	AUD	2,800	1,881,396
(r) 0.102%, 09/28/21	EUR	1,000	1,115,921
(r) 1.835%, 10/06/22	AUD	2,000	1,347,614
(r) 1.881%, 09/07/23	AUD	2,000	1,350,460
Bank of Nova Scotia (The) Floating Rate Note
(r) 0.117%, 04/03/20	EUR	2,000	2,219,836
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	Bank of Nova Scotia (The)
(r)	2.259%, 04/20/21		5,000	$5,019,021
	Canada Housing Trust No 1
Ω	1.450%, 06/15/20	CAD	17,000	12,835,552
	Canadian Imperial Bank of Commerce
	0.750%, 03/22/23	EUR	6,750	7,696,293
	0.375%, 05/03/24	EUR	1,740	1,943,590
	Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		5,660	5,816,828
	Enbridge, Inc.
	4.000%, 10/01/23		3,000	3,192,737
	Export Development Canada Floating Rate Note
(r)	0.867%, 11/15/21	GBP	1,000	1,320,120
(r)	1.037%, 05/29/24	GBP	1,000	1,321,187
	Rogers Communications, Inc.
#	4.100%, 10/01/23		1,000	1,078,983
	Royal Bank of Canada
	1.920%, 07/17/20	CAD	10,000	7,558,637
	2.860%, 03/04/21	CAD	25,000	19,100,234
(r)	2.160%, 04/30/21		3,394	3,407,129
	1.968%, 03/02/22	CAD	8,000	6,060,269
	Royal Bank of Canada Floating Rate Note
(r)	0.032%, 08/06/20	EUR	1,000	1,111,168
	Toronto-Dominion Bank (The)
	1.693%, 04/02/20	CAD	7,000	5,287,978
	2.563%, 06/24/20	CAD	14,000	10,606,952
	0.625%, 03/08/21	EUR	3,379	3,783,604
(r)	2.874%, 04/07/21		1,077	1,088,313
(r)	2.318%, 06/11/21		2,000	2,009,707
	1.994%, 03/23/22	CAD	10,000	7,579,870
	0.625%, 07/20/23	EUR	1,000	1,138,958
(r)	0.085%, 09/08/20	EUR	1,700	1,890,094
(r)	2.332%, 12/22/20	AUD	5,000	3,378,355
	TOTAL CANADA			125,837,327
DENMARK — (0.9%)
	AP Moller - Maersk A.S.
	1.500%, 11/24/22	EUR	2,680	3,098,574
	Danske Bank A.S.
Ω	2.800%, 03/10/21		5,000	5,053,854
	0.875%, 05/22/23	EUR	1,000	1,127,413
	Kommunekredit
	0.250%, 03/29/23	EUR	2,000	2,264,546
	TOTAL DENMARK			11,544,387

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FINLAND — (0.5%)
Nordea Bank Abp
	0.300%, 06/30/22	EUR	5,000	$5,612,434
OP Corporate Bank P.L.C.
	0.750%, 03/03/22	EUR	725	819,122
	0.375%, 10/11/22	EUR	500	562,296
TOTAL FINLAND				6,993,852
FRANCE — (2.7%)
Agence Francaise de Developpement EPIC
	0.125%, 03/31/21	EUR	1,000	1,115,138
BNP Paribas SA
	1.000%, 06/27/24	EUR	6,000	6,886,000
BPCE SA
	1.125%, 12/14/22	EUR	2,200	2,529,127
	0.375%, 10/05/23	EUR	500	563,692
	0.625%, 09/26/24	EUR	800	902,030
Caisse d'Amortissement de la Dette Sociale
	0.125%, 10/25/23	EUR	6,500	7,362,153
Pernod Ricard SA
	2.000%, 06/22/20	EUR	300	333,694
Ω	4.450%, 01/15/22		2,450	2,574,329
Sanofi
	0.500%, 03/21/23	EUR	6,000	6,803,100
Societe Generale SA
#Ω	2.500%, 04/08/21		4,200	4,236,349
Ω	3.250%, 01/12/22		1,000	1,026,060
TOTAL FRANCE				34,331,672
GERMANY — (5.2%)
BMW Finance NV
	0.125%, 01/12/21	EUR	645	717,769
	0.625%, 10/06/23	EUR	2,000	2,271,644
BMW US Capital LLC
Ω	3.450%, 04/12/23		5,000	5,244,636
Daimler Canada Finance, Inc.
	1.570%, 05/25/20	CAD	3,000	2,264,327
Daimler Finance North America LLC
(r)Ω	2.141%, 05/04/20		1,000	1,000,685
Ω	2.850%, 01/06/22		7,200	7,314,998
Deutsche Bahn Finance GMBH
	3.750%, 06/01/21	EUR	624	728,615
Deutsche Bank AG
#	2.950%, 08/20/20		1,000	1,003,759
Erste Abwicklungsanstalt
	0.000%, 02/25/21	EUR	2,500	2,785,655
Kreditanstalt fuer Wiederaufbau
	0.125%, 06/03/22	SEK	100,000	10,350,705
Land Baden-Wuerttemberg Floating Rate Note
(r)	0.370%, 07/19/21	EUR	500	560,609
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.050%, 11/09/21	EUR	5,000	$5,596,519
Landwirtschaftliche Rentenbank Floating Rate Note
(r)	0.000%, 01/15/21	EUR	1,000	1,114,229
	0.375%, 01/22/24	EUR	4,630	5,302,708
	4.250%, 01/09/25	AUD	5,000	3,848,707
NRW Bank
	0.125%, 03/10/23	EUR	7,000	7,896,550
Volkswagen Financial Services AG
	1.375%, 10/16/23	EUR	1,000	1,153,008
Volkswagen Group of America Finance LLC
Ω	2.400%, 05/22/20		3,625	3,630,283
Ω	4.000%, 11/12/21		2,000	2,071,253
Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	300	339,513
VW Credit Canada, Inc.
	2.150%, 06/24/20	CAD	3,000	2,268,044
TOTAL GERMANY				67,464,216
ITALY — (1.0%)
Enel Finance International NV
Ω	2.875%, 05/25/22		1,000	1,020,096
	5.000%, 09/14/22	EUR	2,000	2,517,276
Eni SpA
	4.000%, 06/29/20	EUR	600	676,755
	1.750%, 01/18/24	EUR	1,170	1,392,619
Intesa Sanpaolo SpA
	1.000%, 07/04/24	EUR	6,100	6,945,617
TOTAL ITALY				12,552,363
JAPAN — (6.6%)
American Honda Finance Corp.
(r)	2.238%, 06/11/21		5,000	5,017,545
	1.375%, 11/10/22	EUR	2,000	2,308,735
	0.550%, 03/17/23	EUR	2,606	2,948,802
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		700	715,681
Mitsubishi UFJ Financial Group, Inc.
	0.680%, 01/26/23	EUR	2,150	2,435,007
	0.980%, 10/09/23	EUR	4,000	4,584,589
Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		4,000	4,045,112
(r)	3.027%, 09/13/21		3,735	3,788,032
#	2.953%, 02/28/22		400	409,189
	0.523%, 06/10/24	EUR	3,000	3,381,933

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
	Nissan Motor Acceptance Corp.
Ω	2.550%, 03/08/21		3,500	$3,520,667
(r)Ω	2.558%, 09/21/21		2,000	2,006,392
	Sumitomo Mitsui Financial Group, Inc.
	2.058%, 07/14/21		3,000	3,014,563
	0.819%, 07/23/23	EUR	4,544	5,175,084
	Takeda Pharmaceutical Co., Ltd.
	0.375%, 11/21/20	EUR	4,152	4,617,603
	Total Capital Canada, Ltd.
	1.125%, 03/18/22	EUR	1,500	1,712,403
	Toyota Credit Canada, Inc.
	2.200%, 02/25/21	CAD	10,000	7,580,097
	2.020%, 02/28/22	CAD	4,000	3,028,986
	Toyota Motor Credit Corp. Floating Rate Note
(r)	1.969%, 05/22/20		5,000	5,001,656
(r)	2.412%, 01/08/21		992	995,839
(r)	2.128%, 04/13/21		18,000	18,047,863
	0.750%, 07/21/22	EUR	1,010	1,147,539
	TOTAL JAPAN			85,483,317
JERSEY, CHANNEL ISLANDS — (0.0%)
	Glencore Finance Europe, Ltd.
	0.625%, 09/11/24	EUR	483	535,096
NETHERLANDS — (1.4%)
	ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	911	1,029,603
	BNG Bank NV
	2.625%, 09/01/20	EUR	365	411,944
	Cooperatieve Rabobank UA
	0.125%, 10/11/21	EUR	900	1,004,513
	4.000%, 01/11/22	EUR	980	1,175,687
	4.750%, 06/06/22	EUR	1,367	1,691,962
	ING Bank NV Floating Rate Note
(r)	0.017%, 11/26/21	EUR	2,000	2,230,055
	ING Groep NV
	1.000%, 09/20/23	EUR	5,000	5,730,115
	Koninklijke Philips NV
	0.500%, 09/06/23	EUR	2,000	2,266,673
	Shell International Finance BV
	1.625%, 03/24/21	EUR	1,000	1,132,561
	1.250%, 03/15/22	EUR	647	740,715
	1.000%, 04/06/22	EUR	929	1,058,043
	TOTAL NETHERLANDS			18,471,871
NORWAY — (0.1%)
	DNB Bank ASA
	4.375%, 02/24/21	EUR	1,288	1,497,651
			Face Amount^	Value†
			(000)
PITCAIRN ISLAND — (0.1%)
	Carnival Corp.
	1.625%, 02/22/21	EUR	857	$967,744
SINGAPORE — (0.6%)
	DBS Bank, Ltd. Floating Rate Note
(r)	1.526%, 09/13/22	AUD	3,200	2,144,297
	Oversea-Chinese Banking Corp., Ltd. Floating Rate Note
(r)	1.515%, 10/06/20	AUD	5,000	3,351,429
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	320	360,196
	United Overseas Bank Ltd/Sydney Floating Rate Note
(r)	1.725%, 04/06/21	AUD	2,000	1,344,619
	United Overseas Bank, Ltd. Floating Rate Note
(r)	1.414%, 07/25/22	AUD	1,000	668,271
	TOTAL SINGAPORE			7,868,812
SPAIN — (1.8%)
	Banco Santander SA
	3.848%, 04/12/23		2,000	2,107,012
	Iberdrola International BV
	1.750%, 09/17/23	EUR	1,000	1,184,254
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		9,525	9,841,702
	Spain Government Bond
Ω	5.400%, 01/31/23	EUR	2,500	3,252,454
	Telefonica Emisiones SA
	0.750%, 04/13/22	EUR	2,200	2,484,808
	3.987%, 01/23/23	EUR	1,700	2,113,271
	1.069%, 02/05/24	EUR	1,400	1,618,760
	TOTAL SPAIN			22,602,261
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.9%)
	African Development Bank
	5.250%, 03/23/22	AUD	1,000	728,915
	Asian Development Bank
	1.375%, 06/11/20	CAD	12,461	9,405,164
	0.370%, 06/26/23	SEK	20,000	2,083,124
(r)	0.971%, 02/01/22	GBP	1,000	1,321,435
(r)	1.001%, 03/19/24	GBP	4,280	5,650,835
	European Bank for Reconstruction & Development Floating Rate Note
(r)	1.011%, 02/28/24	GBP	1,800	2,377,659
	European Financial Stability Facility
	0.200%, 01/17/24	EUR	23,536	26,771,285
	European Investment Bank
(r)	0.991%, 01/10/22	GBP	9,000	11,909,527

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
4.750%, 08/07/24	AUD	10,000	$7,771,461
European Investment Bank Floating Rate Note
(r) 1.061%, 06/29/23	GBP	14,686	19,457,633
European Stability Mechanism Treasury Bill
0.000%, 02/06/20	EUR	8,000	8,872,645
0.000%, 03/05/20	EUR	3,000	3,328,494
Inter-American Development Bank
4.750%, 08/27/24	AUD	2,000	1,557,632
International Bank for Reconstruction & Development
4.625%, 10/06/21	NZD	12,000	8,173,688
0.951%, 10/04/23	GBP	2,000	2,641,259
International Bank for Reconstruction & Development Floating Rate Note
(r) 0.997%, 05/15/24	GBP	1,784	2,355,277
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			114,406,033
SWEDEN — (3.6%)
Kommuninvest I Sverige AB
0.250%, 06/01/22	SEK	269,000	28,034,777
0.750%, 02/22/23	SEK	50,000	5,284,428
1.000%, 11/13/23	SEK	25,000	2,677,373
Skandinaviska Enskilda Banken AB
0.300%, 02/17/22	EUR	1,250	1,398,761
1.250%, 08/05/22	GBP	2,000	2,653,888
Svenska Handelsbanken AB
0.250%, 02/28/22	EUR	4,600	5,149,236
Swedbank AB
0.250%, 11/07/22	EUR	800	894,872
TOTAL SWEDEN			46,093,335
SWITZERLAND — (1.0%)
Credit Suisse AG/London
1.000%, 06/07/23	EUR	2,000	2,298,935
Credit Suisse Group Funding Guernsey, Ltd.
1.250%, 04/14/22	EUR	1,000	1,140,440
Novartis Finance SA
0.750%, 11/09/21	EUR	1,200	1,355,698
UBS Group Funding Switzerland AG
1.750%, 11/16/22	EUR	4,700	5,468,729
2.125%, 03/04/24	EUR	2,400	2,879,980
TOTAL SWITZERLAND			13,143,782
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (5.4%)
	Barclays P.L.C.
	3.250%, 01/12/21		1,000	$1,011,740
	BAT International Finance P.L.C.
	4.875%, 02/24/21	EUR	743	867,338
	3.625%, 11/09/21	EUR	105	124,169
	0.875%, 10/13/23	EUR	5,100	5,782,660
	BP Capital Markets P.L.C.
	1.109%, 02/16/23	EUR	5,000	5,753,663
	BP Capital Markets PLC
	3.497%, 11/09/20	CAD	4,000	3,056,854
	British Telecommunications P.L.C.
	0.500%, 06/23/22	EUR	400	449,964
	1.125%, 03/10/23	EUR	7,000	8,044,395
	HSBC Bank P.L.C. Floating Rate Note
(r)	0.058%, 03/09/20	EUR	4,600	5,103,791
	HSBC Holdings PLC
(r)	3.570%, 05/25/21		3,082	3,140,453
	Lloyds Banking Group P.L.C.
	3.000%, 01/11/22		1,000	1,020,000
	Mead Johnson Nutrition Co.
#	3.000%, 11/15/20		2,800	2,826,786
	National Grid North America, Inc.
	0.750%, 08/08/23	EUR	6,050	6,886,095
	Nationwide Building Society
	0.625%, 04/19/23	EUR	3,000	3,403,906
	NatWest Markets P.L.C.
	1.000%, 05/28/24	EUR	3,130	3,572,222
	PPL WEM Ltd / Western Power Distribution P.L.C.
Ω	5.375%, 05/01/21		500	514,885
	Praxair, Inc.
	1.200%, 02/12/24	EUR	3,372	3,945,624
	Rolls-Royce P.L.C.
	0.875%, 05/09/24	EUR	1,500	1,685,823
	Royal Bank of Scotland Group P.L.C.
	2.500%, 03/22/23	EUR	3,500	4,156,612
	United Kingdom Treasury Bill
	0.000%, 03/09/20	GBP	268	353,291
	0.000%, 03/23/20	GBP	5,000	6,596,300
	Vodafone Group P.L.C.
	1.750%, 08/25/23	EUR	1,300	1,538,458
	TOTAL UNITED KINGDOM			69,835,029
UNITED STATES — (27.3%)
	3M Co. Floating Rate Note
(r)	0.000%, 05/15/20	EUR	663	735,979
	3M Co.
	1.875%, 11/15/21	EUR	1,000	1,151,083
	Abbott Ireland Financing DAC
	0.000%, 09/27/20	EUR	2,000	2,220,867
	0.875%, 09/27/23	EUR	3,420	3,916,144

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	AbbVie, Inc.
	2.900%, 11/06/22		1,080	$1,109,029
	Aetna, Inc.
	2.750%, 11/15/22		5,000	5,102,458
	Albemarle Corp.
	1.875%, 12/08/21	EUR	5,100	5,845,577
	Allergan Finance LLC
	3.250%, 10/01/22		3,200	3,302,646
	Allergan Funding SCS
	3.450%, 03/15/22		6,000	6,176,838
	Altria Group, Inc.
	2.850%, 08/09/22		5,700	5,833,501
	1.000%, 02/15/23	EUR	1,500	1,700,223
	Ameren Corp.
	2.700%, 11/15/20		1,000	1,005,824
	American International Group, Inc.
	1.500%, 06/08/23	EUR	2,000	2,313,008
	AmerisourceBergen Corp.
	3.500%, 11/15/21		5,000	5,127,049
	Amgen, Inc.
	1.250%, 02/25/22	EUR	270	306,733
	Anthem, Inc.
	3.300%, 01/15/23		5,000	5,213,031
	Apache Corp.
	3.250%, 04/15/22		807	824,591
	Ares Capital Corp.
	4.200%, 06/10/24		4,000	4,227,695
	AT&T, Inc.
	2.500%, 03/15/23	EUR	5,000	5,942,620
	1.950%, 09/15/23	EUR	175	206,144
	2.400%, 03/15/24	EUR	3,000	3,619,498
	Autodesk, Inc.
#	3.600%, 12/15/22		2,239	2,334,286
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	2.773%, 12/15/22		800	819,462
	Bank of America Corp.
	0.750%, 07/26/23	EUR	2,000	2,275,166
	Baxter International, Inc.
	0.400%, 05/15/24	EUR	2,000	2,248,917
	Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	1,000	1,133,943
	0.750%, 03/16/23	EUR	1,500	1,705,297
	Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	1,900	2,144,761
	2.150%, 11/25/22	EUR	5,000	5,860,451
	Bristol-Myers Squibb Co.
Ω	3.550%, 08/15/22		1,777	1,857,672
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.000%, 01/15/22		5,000	5,089,200
	Bunge Ltd Finance Corp.
	4.350%, 03/15/24		2,000	2,130,492
	Campbell Soup Co.
	3.650%, 03/15/23		286	300,266
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Capital One Financial Corp.
	0.800%, 06/12/24	EUR	2,000	$2,272,008
	Cardinal Health, Inc.
	3.200%, 06/15/22		5,000	5,137,861
	Caterpillar Financial Services Corp.
(r)	2.090%, 05/15/20		5,000	5,002,674
(r)	2.124%, 03/15/21		2,000	2,003,733
(r)	2.294%, 05/17/21		2,766	2,775,844
(r)	2.165%, 09/07/21		2,000	2,004,937
	Church & Dwight Co., Inc.
#	2.875%, 10/01/22		2,000	2,057,666
	Cigna Corp.
Ω	4.500%, 03/15/21		1,000	1,020,924
	Coca-Cola Co. (The)
	0.750%, 03/09/23	EUR	2,000	2,276,550
	Comcast Corp.
(r)	2.349%, 10/01/21		2,243	2,254,871
	Cox Communications, Inc.
Ω	3.250%, 12/15/22		5,000	5,175,602
	CVS Health Corp.
#	2.800%, 07/20/20		2,665	2,674,594
	Discovery Communications LLC
	3.250%, 04/01/23		497	517,297
	Dow Chemical Co. (The)
	3.000%, 11/15/22		3,134	3,224,610
	E*TRADE Financial Corp.
	2.950%, 08/24/22		5,000	5,115,854
	eBay, Inc.
	2.600%, 07/15/22		760	771,116
	Energy Transfer Partners L.P.
	3.600%, 02/01/23		4,594	4,754,146
	Enterprise Products Operating LLC
	3.350%, 03/15/23		2,000	2,084,311
	Equifax, Inc.
	3.300%, 12/15/22		1,000	1,036,849
	Exelon Generation Co. LLC
	3.400%, 03/15/22		815	840,027
	FedEx Corp.
	1.000%, 01/11/23	EUR	7,000	7,967,523
	Fluor Corp.
	1.750%, 03/21/23	EUR	5,287	5,906,642
	Fortune Brands Home & Security, Inc.
#	3.000%, 06/15/20		3,000	3,009,966
	GATX Corp.
	4.750%, 06/15/22		5,000	5,306,765
	General Mills, Inc.
	1.000%, 04/27/23	EUR	1,809	2,072,799
	General Motors Financial Co., Inc.
	4.200%, 03/01/21		1,000	1,021,963
#	3.450%, 01/14/22		5,000	5,120,357

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Goldman Sachs Group, Inc. (The)
	3.550%, 02/12/21	CAD	4,000	$3,069,729
	5.250%, 07/27/21		5,000	5,253,536
	5.750%, 01/24/22		1,400	1,505,766
	Harley-Davidson Financial Services, Inc.
Ω	2.150%, 02/26/20		5,000	4,999,871
Ω	2.550%, 06/09/22		1,924	1,943,138
	Honeywell International, Inc.
	1.300%, 02/22/23	EUR	8,000	9,261,096
	HP, Inc.
	4.300%, 06/01/21		518	533,661
	IBM Credit LLC
(r)	2.079%, 01/20/21		4,000	4,008,351
	International Business Machines Corp.
	1.875%, 11/06/20	EUR	312	351,629
	0.500%, 09/07/21	EUR	2,250	2,522,760
	1.250%, 05/26/23	EUR	2,923	3,387,922
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	4,501	5,160,486
	JPMorgan Chase & Co.
	2.625%, 04/23/21	EUR	4,000	4,588,457
	0.625%, 01/25/24	EUR	3,333	3,782,590
	Kellogg Co.
	0.800%, 11/17/22	EUR	1,790	2,031,136
	Keurig Dr Pepper, Inc.
	2.700%, 11/15/22		4,684	4,764,470
	Marathon Petroleum Corp.
	3.400%, 12/15/20		3,500	3,541,303
	Mastercard, Inc.
	1.100%, 12/01/22	EUR	1,000	1,146,644
	Medtronic Global Holdings SCA
	0.000%, 03/07/21	EUR	2,000	2,223,329
	0.000%, 12/02/22	EUR	2,062	2,295,161
	Molson Coors Brewing Co.
	1.250%, 07/15/24	EUR	7,112	8,159,610
	Mondelez International, Inc.
	2.375%, 01/26/21	EUR	300	340,833
	Morgan Stanley
	2.375%, 03/31/21	EUR	1,000	1,141,088
	3.125%, 08/05/21	CAD	4,000	3,076,500
	1.875%, 03/30/23	EUR	1,500	1,762,274
	1.750%, 03/11/24	EUR	3,314	3,928,117
	Mosaic Co. (The)
	3.750%, 11/15/21		6,000	6,152,416
	Motorola Solutions, Inc.
	3.500%, 03/01/23		2,000	2,078,687
	Mylan N.V.
	3.150%, 06/15/21		1,000	1,015,909
	Mylan NV
	2.250%, 11/22/24	EUR	2,000	2,391,532
	National Oilwell Varco, Inc.
	2.600%, 12/01/22		1,142	1,161,523
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	National Rural Utilities Cooperative Finance Corp.
(r)	2.336%, 06/30/21		2,600	$2,608,217
	NBCUniversal Enterprise, Inc.
(r)Ω	2.309%, 04/01/21		1,870	1,877,699
	NetApp, Inc.
	3.250%, 12/15/22		500	517,589
	Newell Brands, Inc.
	4.000%, 06/15/22		1,745	1,801,588
	Newmont Corp.
	3.625%, 06/09/21		500	510,085
	Omnicom Group, Inc. / Omnicom Capital, Inc.
#	4.450%, 08/15/20		600	608,203
	3.625%, 05/01/22		2,864	2,978,741
	ONEOK Partners L.P.
	3.375%, 10/01/22		1,730	1,783,975
	Oracle Corp.
	2.250%, 01/10/21	EUR	1,140	1,293,871
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		361	370,469
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	15,180	16,996,351
	Philip Morris International, Inc.
	2.875%, 05/30/24	EUR	2,000	2,483,304
	Procter & Gamble Co. (The)
	2.000%, 08/16/22	EUR	400	469,293
	Ryder System, Inc.
	3.400%, 03/01/23		2,325	2,420,405
	Sempra Energy
	4.050%, 12/01/23		1,000	1,073,980
	Sky, Ltd.
	1.875%, 11/24/23	EUR	2,748	3,267,018
	Southern Co. (The)
	2.750%, 06/15/20		1,775	1,778,807
	Stryker Corp.
	1.125%, 11/30/23	EUR	2,277	2,629,914
	Tupperware Brands Corp.
#	4.750%, 06/01/21		358	353,390
	United Parcel Service, Inc.
	0.375%, 11/15/23	EUR	8,546	9,646,701
	ViacomCBS, Inc.
	4.500%, 03/01/21		6,000	6,169,112
	Walmart, Inc.
(r)	2.158%, 06/23/21		2,060	2,065,662
	Wells Fargo & Co.
	2.250%, 09/03/20	EUR	1,294	1,456,155
	1.500%, 09/12/22	EUR	300	346,381
	Wells Fargo Bank NA
(r)	2.312%, 10/22/21		7,000	7,034,773
	Whirlpool Corp.
	3.700%, 03/01/23		1,000	1,051,181
	Williams Cos., Inc. (The)
#	3.700%, 01/15/23		670	697,175

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Zimmer Biomet Holdings, Inc.
2.700%, 04/01/20	2,210	$2,211,392
TOTAL UNITED STATES		351,268,895
TOTAL BONDS		1,069,787,499
U.S. TREASURY OBLIGATIONS — (15.9%)
U.S. Treasury Notes
(r) 1.651%, 01/31/21	33,000	33,010,701
(r) 1.675%, 04/30/21	118,500	118,542,611
(r) 1.756%, 07/31/21	53,000	53,082,884
TOTAL U.S. TREASURY OBLIGATIONS		204,636,196
TOTAL INVESTMENT SECURITIES (Cost $1,278,742,271)		1,274,423,695
		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (0.8%)
Pfizer, Inc.
Ω	1.860%, 02/25/20	1,250	$1,248,693
Ω	1.888%, 03/02/20	10,000	9,987,514
TOTAL COMMERCIAL PAPER			11,236,207

		Shares
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	305,665	3,537,158
TOTAL INVESTMENTS — (100.0%)
(Cost $1,293,511,762)^^			$1,289,197,060

As of January 31, 2020, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	85,182,460	USD	93,948,246	UBS AG	02/04/20	$523,319
USD	2,535,560	EUR	2,275,655	Royal Bank of Scotland	02/04/20	11,746
USD	4,268,264	EUR	3,823,869	Bank of America Corp.	02/04/20	27,404
USD	101,841,139	EUR	91,046,079	UBS AG	02/04/20	866,530
USD	97,825,726	EUR	87,842,717	Citibank, N.A.	02/20/20	308,657
USD	8,478,043	NZD	12,853,969	JP Morgan	02/21/20	167,545
USD	48,977,084	SEK	467,040,456	HSBC Bank	02/24/20	416,970
USD	12,036,295	AUD	17,388,382	JP Morgan	04/08/20	382,800
USD	22,946,120	AUD	33,171,980	UBS AG	04/08/20	714,637
USD	98,810,510	EUR	88,053,012	Citibank, N.A.	04/14/20	735,656
USD	103,757,125	CAD	136,748,270	Citibank, N.A.	04/28/20	428,600
Total Appreciation						$4,583,864
EUR	17,780,925	USD	19,772,133	JP Morgan	02/04/20	$(52,206)
USD	2,992,864	EUR	2,715,590	Bank of America Corp.	02/04/20	(18,860)
USD	3,418,483	EUR	3,102,192	State Street Bank and Trust	02/04/20	(22,001)
USD	105,112,309	EUR	95,172,580	Royal Bank of Scotland	02/26/20	(580,819)
USD	94,263,081	EUR	85,182,460	UBS AG	03/30/20	(527,905)
USD	1,305,217	GBP	999,853	Morgan Stanley and Co. International	04/16/20	(17,629)
USD	2,623,954	GBP	2,012,464	Citibank, N.A.	04/16/20	(38,616)
USD	56,201,801	GBP	42,956,345	State Street Bank and Trust	04/16/20	(631,149)
USD	98,540,969	EUR	88,809,531	Barclays Capital	04/23/20	(430,165)
Total (Depreciation)						$(2,319,350)
Total Appreciation (Depreciation)						$2,264,514

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$36,476,033	—	$36,476,033
Belgium	—	42,413,823	—	42,413,823
Canada	—	125,837,327	—	125,837,327
Denmark	—	11,544,387	—	11,544,387
Finland	—	6,993,852	—	6,993,852
France	—	34,331,672	—	34,331,672
Germany	—	67,464,216	—	67,464,216
Italy	—	12,552,363	—	12,552,363
Japan	—	85,483,317	—	85,483,317
Jersey, Channel Islands	—	535,096	—	535,096
Netherlands	—	18,471,871	—	18,471,871
Norway	—	1,497,651	—	1,497,651
Pitcairn Island	—	967,744	—	967,744
Singapore	—	7,868,812	—	7,868,812
Spain	—	22,602,261	—	22,602,261
Supranational Organization Obligations	—	114,406,033	—	114,406,033
Sweden	—	46,093,335	—	46,093,335
Switzerland	—	13,143,782	—	13,143,782
United Kingdom	—	69,835,029	—	69,835,029
United States	—	351,268,895	—	351,268,895
U.S. Treasury Obligations	—	204,636,196	—	204,636,196
Commercial Paper	—	11,236,207	—	11,236,207
Securities Lending Collateral	—	3,537,158	—	3,537,158
Forward Currency Contracts**	—	2,264,514	—	2,264,514
TOTAL	—	$1,291,461,574	—	$1,291,461,574
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Short-Term Government Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (65.2%)
Federal Home Loan Bank
0.000%, 02/10/20	131,000	$130,960,518
0.000%, 02/18/20	10,000	9,993,542
0.000%, 02/25/20	180,000	179,829,500
0.000%, 02/28/20	120,000	119,870,833
0.000%, 03/06/20	101,000	100,859,946
0.000%, 03/09/20	175,000	174,734,583
0.000%, 04/01/20	160,000	159,595,290
0.000%, 04/13/20	93,000	92,716,091
0.000%, 04/29/20	70,500	70,235,586
0.000%, 05/06/20	150,000	149,391,626
0.000%, 05/18/20	234,000	232,928,474
TOTAL AGENCY OBLIGATIONS		1,421,115,989
U.S. TREASURY OBLIGATIONS — (33.6%)
U.S. Treasury Notes
3.625%, 02/15/21	27,000	27,583,242
U.S. Treasury Notes, 3M USTMMR + 0.045%, FRN
(r) 1.581%, 10/31/20	236,000	235,922,767
U.S. Treasury Notes, 3M USTMMR + 0.115%, FRN
(r) 1.651%, 01/31/21	235,000	235,076,201
U.S. Treasury Notes, 3M USTMMR + 0.139%, FRN
(r) 1.675%, 04/30/21	235,000	235,084,504
TOTAL U.S. TREASURY OBLIGATIONS		733,666,714
TOTAL INVESTMENT SECURITIES (Cost $2,154,446,411)		2,154,782,703

	Shares
TEMPORARY CASH INVESTMENTS — (1.2%)
State Street Institutional U.S. Government Money Market Fund 1.518%	25,555,955	25,555,955
TOTAL INVESTMENTS — (100.0%)
(Cost $2,180,002,366)^^		$2,180,338,658
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,421,115,989	—	$1,421,115,989
U.S. Treasury Obligations	—	733,666,714	—	733,666,714
Temporary Cash Investments	$25,555,955	—	—	25,555,955
TOTAL	$25,555,955	$2,154,782,703	—	$2,180,338,658

DFA Five-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Face Amount^	Value†
		(000)
BONDS — (93.1%)
AUSTRALIA — (1.1%)
ANZ New Zealand International, Ltd.
0.400%, 03/01/22	EUR	27,377	$30,730,442
ASB Finance, Ltd.
0.500%, 06/10/22	EUR	41,239	46,446,374
Commonwealth Bank of Australia
0.500%, 07/11/22	EUR	16,950	19,107,322
National Australia Bank, Ltd.
0.875%, 01/20/22	EUR	9,168	10,380,333
0.350%, 09/07/22	EUR	27,190	30,562,270
Westpac Banking Corp.
0.250%, 01/17/22	EUR	11,762	13,142,736
2.625%, 12/14/22	GBP	5,416	7,471,442
TOTAL AUSTRALIA			157,840,919
AUSTRIA — (1.9%)
OeBB-Infrastruktur AG
3.500%, 10/19/20	EUR	12,761	14,549,589
Oesterreichische Kontrollbank AG
0.750%, 03/07/22	GBP	8,000	10,558,400
1.125%, 12/15/22	GBP	2,907	3,876,105
Republic of Austria Government Bond
0.000%, 07/15/23	EUR	216,591	245,265,605
Republic of Austria Government International Bond Floating Rate Note
(r) 0.000%, 06/04/20	EUR	9,333	10,364,236
TOTAL AUSTRIA			284,613,935
BELGIUM — (4.6%)
Dexia Credit Local SA
0.250%, 03/19/20	EUR	34,450	38,235,487
2.000%, 01/22/21	EUR	43,500	49,361,942
0.200%, 03/16/21	EUR	14,050	15,684,863
0.875%, 09/07/21	GBP	8,100	10,694,159
0.625%, 01/21/22	EUR	30,650	34,653,791
0.250%, 06/02/22	EUR	72,400	81,476,166
1.125%, 06/15/22	GBP	35,400	47,068,006
0.750%, 01/25/23	EUR	60,100	68,853,853
0.250%, 06/01/23	EUR	6,600	7,464,628
Euroclear Bank SA Floating Rate Note
(r) 0.000%, 07/10/20	EUR	6,814	7,567,628
Kingdom of Belgium Government Bond
2.250%, 06/22/23	EUR	227,360	276,751,072
			Face Amount^	Value†
			(000)
BELGIUM — (Continued)
	0.200%, 10/22/23	EUR	40,000	$45,653,092
TOTAL BELGIUM				683,464,687
CANADA — (19.7%)
Bank of Montreal
(r)	2.334%, 06/15/20		2,070	2,073,423
	1.880%, 03/31/21	CAD	129,816	98,161,456
(r)	2.308%, 04/13/21		83,200	83,530,623
	1.610%, 10/28/21	CAD	106,000	79,792,353
	0.250%, 11/17/21	EUR	24,840	27,761,246
	1.375%, 12/29/21	GBP	2,613	3,481,852
(r)	1.661%, 09/07/21	AUD	3,400	2,284,552
(r)	0.102%, 09/28/21	EUR	50,131	55,942,245
(r)	0.105%, 03/14/22	EUR	9,953	11,111,002
(r)	1.835%, 10/06/22	AUD	3,000	2,021,421
(r)	1.881%, 09/07/23	AUD	2,470	1,667,819
Bank of Nova Scotia (The)
	2.130%, 06/15/20	CAD	239,000	180,765,196
	3.270%, 01/11/21	CAD	50,000	38,278,298
(r)	2.259%, 04/20/21		34,745	34,877,180
	2.700%, 03/07/22		70,604	72,319,801
	0.375%, 04/06/22	EUR	29,000	32,504,001
	1.250%, 06/08/22	GBP	3,890	5,170,647
	1.750%, 12/23/22	GBP	25,148	33,998,544
Canada Housing Trust No 1
Ω	1.450%, 06/15/20	CAD	20,000	15,100,650
Canadian Government Bond
	1.500%, 03/01/20	CAD	240,000	181,329,303
Canadian Imperial Bank of Commerce
	1.850%, 07/14/20	CAD	153,200	115,762,430
(r)	2.210%, 10/05/20		28,525	28,566,504
	1.900%, 04/26/21	CAD	129,200	97,687,852
	0.750%, 03/22/23	EUR	2,000	2,280,383
CPPIB Capital, Inc.
	1.400%, 06/04/20	CAD	78,000	58,887,819
Export Development Canada Floating Rate Note
(r)	0.867%, 11/15/21	GBP	28,000	36,963,347
(r)	1.001%, 01/31/22	GBP	32,000	42,296,781
(r)	1.037%, 05/29/24	GBP	4,293	5,671,854
Manitoba, Province of Canada
	0.750%, 12/15/21	GBP	8,500	11,177,825
Ontario, Province of Canada Floating Rate Note
(r)	2.266%, 10/27/21	CAD	50,000	38,051,609
Province of Alberta Canada
	1.250%, 06/01/20	CAD	25,000	18,865,989
	1.350%, 09/01/21	CAD	29,500	22,196,108
Province of Manitoba Canada
	4.750%, 02/11/20	CAD	15,000	11,338,862
	1.500%, 12/15/22	GBP	36,230	48,612,185

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
CANADA — (Continued)
Province of Ontario Canada
4.200%, 06/02/20	CAD	220,000	$167,599,970
3.000%, 09/28/20	EUR	3,303	3,744,521
1.350%, 03/08/22	CAD	21,600	16,236,724
3.150%, 06/02/22	CAD	164,200	128,420,679
Province of Ontario Canada Floating Rate Note
(r) 0.881%, 11/10/20	GBP	37,000	48,858,689
Province of Quebec Canada
4.500%, 12/01/20	CAD	60,000	46,394,590
4.250%, 12/01/21	CAD	39,800	31,497,457
0.875%, 05/24/22	GBP	11,551	15,255,137
Quebec, Province of Canada
1.500%, 12/15/23	GBP	20,000	27,017,955
2.375%, 01/22/24	EUR	17,728	21,769,032
Royal Bank of Canada
1.920%, 07/17/20	CAD	38,500	29,100,752
(r) 2.034%, 10/26/20		2,600	2,603,196
2.860%, 03/04/21	CAD	40,000	30,560,375
2.030%, 03/15/21	CAD	160,500	121,559,891
(r) 2.160%, 04/30/21		8,018	8,049,016
1.968%, 03/02/22	CAD	304,434	230,618,992
2.000%, 03/21/22	CAD	30,000	22,751,851
(r) 0.110%, 07/24/20	EUR	4,938	5,488,809
(r) 0.032%, 08/06/20	EUR	12,297	13,664,030
Toronto-Dominion Bank (The)
1.693%, 04/02/20	CAD	86,500	65,344,299
2.563%, 06/24/20	CAD	57,500	43,564,266
0.625%, 03/08/21	EUR	13,483	15,097,464
(r) 2.318%, 06/11/21		3,000	3,014,561
2.621%, 12/22/21	CAD	57,179	43,831,328
1.994%, 03/23/22	CAD	313,467	237,603,912
3.005%, 05/30/23	CAD	33,000	25,843,932
0.625%, 07/20/23	EUR	25,256	28,765,532
Toronto-Dominion Bank (The) Floating Rate Note
(r) 0.107%, 07/13/20	EUR	2,000	2,222,855
TOTAL CANADA			2,937,010,975
DENMARK — (3.8%)
Denmark Government Bond
1.500%, 11/15/23	DKK	2,533,000	407,324,324
Kommunekredit
0.250%, 10/09/20	EUR	3,000	3,342,580
0.000%, 09/08/22	EUR	30,214	33,874,001
0.250%, 03/29/23	EUR	66,308	75,078,759
0.250%, 05/15/23	EUR	36,868	41,759,361
0.125%, 08/28/23	EUR	3,193	3,607,274
TOTAL DENMARK			564,986,299
FINLAND — (2.9%)
Finland Government Bond
0.000%, 09/15/23	EUR	239,177	271,173,353
Municipality Finance P.L.C. Floating Rate Note
(r) 1.954%, 02/17/21		7,100	7,101,562
		Face Amount^	Value†
		(000)
FINLAND — (Continued)
Municipality Finance P.L.C.
1.250%, 12/07/22	GBP	55,568	$74,258,065
OP Corporate Bank P.L.C.
0.750%, 03/03/22	EUR	56,018	63,290,493
2.500%, 05/20/22	GBP	2,550	3,478,339
0.375%, 10/11/22	EUR	16,840	18,938,125
TOTAL FINLAND			438,239,937
FRANCE — (7.8%)
Agence Francaise de Developpement
0.125%, 04/30/22	EUR	58,200	65,287,677
Agence Francaise de Developpement EPIC
0.125%, 03/31/21	EUR	4,500	5,018,122
0.500%, 10/25/22	EUR	19,600	22,255,546
Agence Francaise de Developpement EPIC Floating Rate Note
(r) 2.005%, 06/07/21		3,600	3,592,288
Bpifrance Financement SA
0.100%, 02/19/21	EUR	6,100	6,798,433
Caisse d'Amortissement de la Dette Sociale
0.125%, 11/25/22	EUR	279,100	314,733,442
0.500%, 05/25/23	EUR	33,500	38,336,635
0.125%, 10/25/23	EUR	46,900	53,120,769
Caisse des Depots et Consignations Floating Rate Note
(r) 1.999%, 10/02/20		47,200	47,210,174
Caisse des Depots et Consignations
1.000%, 01/25/21	GBP	3,200	4,230,562
Dexia Credit Local SA
2.000%, 06/17/20	GBP	38,300	50,772,893
France Treasury Bill BTF
0.000%, 02/12/20	EUR	30,800	34,162,482
0.000%, 03/04/20	EUR	100,000	110,955,003
Sanofi Floating Rate Note
(r) 0.000%, 03/21/20	EUR	23,400	25,964,008
0.875%, 09/22/21	EUR	9,000	10,154,264
0.000%, 03/21/22	EUR	23,000	25,672,666
0.000%, 09/13/22	EUR	12,200	13,620,410
0.500%, 03/21/23	EUR	132,300	150,008,365
SNCF Reseau
6.000%, 10/12/20	EUR	12,618	14,602,585
Total Capital International SA Floating Rate Note
(r) 0.000%, 03/19/20	EUR	5,200	5,769,595
2.125%, 03/15/23	EUR	4,500	5,352,011
0.250%, 07/12/23	EUR	7,000	7,885,231
Total Capital International SA
2.250%, 12/17/20	GBP	1,125	1,502,804
Unedic Asseo
0.125%, 03/05/20	EUR	8,750	9,707,502

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
FRANCE — (Continued)
0.875%, 10/25/22	EUR	97,900	$112,365,682
0.250%, 11/24/23	EUR	5,000	5,677,724
UNEDIC ASSEO
0.000%, 11/25/20	EUR	19,800	22,034,939
TOTAL FRANCE			1,166,791,812
GERMANY — (10.3%)
Bayerische Landesbodenkreditanstalt
2.500%, 02/09/22	EUR	17,829	20,949,554
Deutsche Bahn Finance GMBH
3.750%, 06/01/21	EUR	2,903	3,389,693
4.375%, 09/23/21	EUR	2,080	2,481,403
2.500%, 09/12/23	EUR	1,000	1,215,784
Erste Abwicklungsanstalt
0.000%, 02/25/21	EUR	7,000	7,799,834
FMS Wertmanagement Floating Rate Note
(r) 0.000%, 04/06/21	EUR	3,000	3,343,325
FMS Wertmanagement
1.125%, 09/07/23	GBP	20,300	27,185,186
Kreditanstalt fuer Wiederaufbau
0.125%, 06/01/20	EUR	5,000	5,556,726
0.375%, 12/15/20	GBP	5,000	6,580,051
1.000%, 10/12/21	NOK	155,000	16,700,928
2.125%, 08/15/23	EUR	57,114	69,226,496
0.000%, 09/15/23	EUR	87,801	99,087,779
0.125%, 11/07/23	EUR	173,800	197,155,665
0.125%, 01/15/24	EUR	42,000	47,682,164
Land Baden-Wuerttemberg Floating Rate Note
(r) 0.370%, 07/19/21	EUR	12,122	13,591,405
Land Berlin
0.250%, 07/15/20	EUR	5,840	6,495,865
1.500%, 08/28/20	EUR	4,200	4,708,454
Landeskreditbank Baden-Wuertteberg Foerderbank Floating Rate Note
(r) 0.000%, 04/24/20	EUR	2,500	2,775,286
Landeskreditbank Baden-Wuertteberg Foerderbank
1.125%, 05/17/21	GBP	16,400	21,717,484
Landeskreditbank Baden-Wuerttemberg Foerderbank
(r) 2.067%, 09/27/21		37,335	37,386,149
0.875%, 03/07/22	GBP	5,485	7,252,835
Landwirtschaftliche Rentenbank
2.625%, 06/17/20	NOK	125,000	13,641,654
0.050%, 06/12/23	EUR	117,000	132,025,679
		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Landwirtschaftliche Rentenbank Floating Rate Note
(r) 0.000%, 01/15/21	EUR	17,000	$18,941,889
NRW Bank
(r) 1.944%, 02/08/21		19,400	19,394,762
0.000%, 08/10/22	EUR	23,000	25,786,688
0.000%, 11/11/22	EUR	128,540	144,109,577
0.125%, 03/10/23	EUR	89,000	100,398,994
0.125%, 07/07/23	EUR	110,300	124,522,484
State of Hesse
1.375%, 02/05/20	EUR	4,500	4,990,932
State of North Rhine-Westphalia Germany
1.250%, 03/13/20	EUR	7,200	7,999,019
0.000%, 12/05/22	EUR	117,200	131,579,624
0.375%, 02/16/23	EUR	106,009	120,416,286
0.125%, 03/16/23	EUR	27,260	30,749,548
0.200%, 04/17/23	EUR	39,500	44,683,167
State of North Rhine-Westphalia Germany Floating Rate Note
(r) 0.761%, 10/29/21	GBP	9,000	11,872,960
TOTAL GERMANY			1,533,395,329
JAPAN — (3.0%)
Total Capital Canada, Ltd.
1.875%, 07/09/20	EUR	23,400	26,193,785
1.125%, 03/18/22	EUR	21,600	24,658,610
Toyota Credit Canada, Inc.
2.200%, 02/25/21	CAD	13,000	9,854,126
2.020%, 02/28/22	CAD	43,966	33,293,099
2.350%, 07/18/22	CAD	34,200	26,111,548
Toyota Finance Australia Ltd.
1.625%, 07/11/22	GBP	2,000	2,683,889
Toyota Finance Australia, Ltd.
0.000%, 04/09/21	EUR	4,735	5,264,646
0.500%, 04/06/23	EUR	12,500	14,150,779
0.250%, 04/09/24	EUR	4,000	4,500,922
Toyota Motor Credit Corp.
(r) 2.028%, 10/09/20		50,000	50,040,942
1.000%, 03/09/21	EUR	9,640	10,831,720
1.900%, 04/08/21		58,313	58,516,661
0.000%, 07/21/21	EUR	18,341	20,408,447
1.125%, 09/07/21	GBP	3,352	4,442,914
(r) 2.164%, 10/07/21		3,000	3,007,421
2.600%, 01/11/22		48,709	49,624,022
0.750%, 07/21/22	EUR	61,577	69,962,363
2.375%, 02/01/23	EUR	20,648	24,668,653
Toyota Motor Finance Netherlands BV
0.250%, 01/10/22	EUR	11,925	13,346,957
0.625%, 09/26/23	EUR	4,000	4,561,689
TOTAL JAPAN			456,123,193

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
LUXEMBOURG — (0.3%)
European Financial Stability Facility
1.750%, 10/29/20	EUR	7,864	$8,867,094
Luxembourg Government Bond
3.375%, 05/18/20	EUR	30,847	34,583,201
TOTAL LUXEMBOURG			43,450,295
NETHERLANDS — (5.9%)
Allianz Finance II B.V.
3.500%, 02/14/22	EUR	6,900	8,228,625
Allianz Finance II BV Floating Rate Note
(r) 0.105%, 12/07/20	EUR	3,000	3,339,459
BNG Bank NV
1.500%, 04/15/20	EUR	7,392	8,228,427
1.125%, 05/24/21	GBP	14,000	18,553,033
5.375%, 06/07/21	GBP	8,367	11,709,352
1.250%, 12/15/21	GBP	79,900	106,311,907
1.000%, 03/15/22	GBP	5,030	6,669,187
1.000%, 06/17/22	GBP	15,457	20,494,692
0.250%, 02/22/23	EUR	59,000	66,803,846
0.050%, 07/11/23	EUR	184,891	208,368,575
Cooperatieve Rabobank UA
0.125%, 10/11/21	EUR	18,733	20,908,374
2.750%, 01/10/22		31,570	32,222,272
4.750%, 06/06/22	EUR	35,519	43,962,549
0.500%, 12/06/22	EUR	22,849	25,829,443
Nederlandse Waterschapsbank NV
1.750%, 07/09/20	EUR	10,040	11,238,901
0.125%, 09/25/23	EUR	55,009	62,260,193
Shell International Finance BV
(r) 2.351%, 05/11/20		10,000	10,011,524
1.625%, 03/24/21	EUR	39,343	44,558,362
1.875%, 05/10/21		6,257	6,280,001
1.250%, 03/15/22	EUR	43,619	49,937,002
1.000%, 04/06/22	EUR	55,401	63,096,483
2.375%, 08/21/22		24,379	24,821,904
Toyota Motor Finance Netherlands BV Floating Rate Note
(r) 0.302%, 09/30/21	EUR	31,000	34,618,792
TOTAL NETHERLANDS			888,452,903
NORWAY — (1.6%)
Equinor ASA
2.000%, 09/10/20	EUR	13,660	15,355,469
5.625%, 03/11/21	EUR	1,210	1,427,894
0.875%, 02/17/23	EUR	28,954	33,053,119
Kommunalbanken A.S. Floating Rate Note
(r) 2.224%, 06/16/20		10,000	10,013,180
(r) 1.871%, 04/15/21		47,000	47,002,409
0.875%, 12/08/20	GBP	11,450	15,121,295
0.125%, 03/21/22	SEK	200,000	20,738,364
		Face Amount^	Value†
		(000)
NORWAY — (Continued)
1.125%, 11/30/22	GBP	57,699	$76,986,502
1.500%, 12/15/23	GBP	4,000	5,424,032
Kommunalbanken AS
1.125%, 12/15/21	GBP	12,237	16,243,953
TOTAL NORWAY			241,366,217
SINGAPORE — (2.3%)
DBS Bank, Ltd. Floating Rate Note
(r) 1.604%, 08/23/21	AUD	6,000	4,028,733
(r) 1.526%, 09/13/22	AUD	9,500	6,365,883
Monetary Authority of Singapore Bill
0.000%, 03/20/20	SGD	200,000	146,281,436
0.000%, 04/03/20	SGD	140,000	102,338,153
Oversea-Chinese Banking Corp. Ltd/Sydney Floating Rate Note
(r) 1.540%, 04/23/21	AUD	24,100	16,183,618
(r) 1.612%, 09/06/21	AUD	1,000	671,711
(r) 1.504%, 05/23/22	AUD	25,000	16,755,773
(r) 1.529%, 12/05/22	AUD	5,000	3,346,585
Oversea-Chinese Banking Corp., Ltd. Floating Rate Note
(r) 1.515%, 10/06/20	AUD	7,000	4,692,001
Temasek Financial I, Ltd.
0.500%, 03/01/22	EUR	6,553	7,376,136
4.625%, 07/26/22	GBP	4,200	6,062,230
United Overseas Bank, Ltd. Floating Rate Note
(r) 1.414%, 07/25/22	AUD	38,000	25,394,303
TOTAL SINGAPORE			339,496,562
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.9%)
African Development Bank
5.250%, 03/23/22	AUD	2,500	1,822,287
0.250%, 01/24/24	EUR	2,790	3,177,917
Asian Development Bank Floating Rate Note
(r) 0.971%, 02/01/22	GBP	69,500	91,839,715
(r) 1.001%, 03/19/24	GBP	37,244	49,172,827
1.000%, 12/15/22	GBP	22,333	29,715,147
0.200%, 05/25/23	EUR	244,378	277,006,164
0.370%, 06/26/23	SEK	200,000	20,831,241
Council Of Europe Development Bank
0.375%, 10/27/22	EUR	39,747	45,123,599
0.125%, 05/25/23	EUR	87,670	99,136,864
Eurofima
0.250%, 04/25/23	EUR	3,373	3,816,015
EUROFIMA
(r) 2.000%, 11/15/21		31,400	31,397,802

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
EUROFIMA Floating Rate Note
(r)	1.988%, 03/11/22		20,782	$20,782,208
European Bank for Reconstruction & Development Floating Rate Note
(r)	1.011%, 02/28/24	GBP	18,500	24,437,050
European Financial Stability Facility
	0.100%, 01/19/21	EUR	3,000	3,346,346
	0.000%, 11/17/22	EUR	91,238	102,560,776
	0.500%, 01/20/23	EUR	33,658	38,405,312
	0.125%, 10/17/23	EUR	91,000	103,093,091
	0.200%, 01/17/24	EUR	153,094	174,138,476
European Investment Bank Floating Rate Note
(r)	1.040%, 02/17/20	GBP	12,575	16,607,411
(r)	0.998%, 05/21/21	GBP	5,750	7,611,067
(r)	0.860%, 02/18/22	GBP	33,000	43,604,819
(r)	1.061%, 06/29/23	GBP	23,491	31,123,468
	2.250%, 03/07/20	GBP	10,000	13,222,297
	1.375%, 09/15/20	EUR	10,000	11,219,633
(r)	0.991%, 01/10/22	GBP	31,500	41,683,345
	1.500%, 05/12/22	NOK	754,370	82,154,440
	0.500%, 07/19/22	SEK	130,000	13,607,564
	1.625%, 03/15/23	EUR	44,367	52,487,187
	0.000%, 10/16/23	EUR	39,214	44,286,719
	0.050%, 12/15/23	EUR	19,500	22,086,028
	0.875%, 12/15/23	GBP	12,000	15,948,458
	2.125%, 01/15/24	EUR	45,625	55,832,868
European Stability Mechanism
	0.100%, 07/31/23	EUR	224,961	254,419,873
European Stability Mechanism Treasury Bill
	0.000%, 02/06/20	EUR	31,950	35,435,128
	0.000%, 03/05/20	EUR	100,000	110,949,790
European Union
	3.500%, 06/04/21	EUR	15,521	18,137,065
Inter-American Development Bank
(r)	1.831%, 01/15/22		259	258,847
	4.750%, 08/27/24	AUD	23,000	17,912,768
Inter-American Investment Corp.
(r)	1.938%, 10/12/21		21,805	21,809,579
International Bank for Reconstruction & Development
	1.125%, 03/11/20	CAD	15,500	11,704,760
	1.000%, 12/19/22	GBP	21,785	29,010,689
(r)	0.931%, 12/13/22	GBP	7,000	9,245,640
(r)	0.997%, 05/15/24	GBP	41,627	54,956,903
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Corp. Floating Rate Note
(r) 0.976%, 01/18/22	GBP	40,500	$53,519,464
Nordic Investment Bank
1.500%, 08/31/22	NOK	100,000	10,845,460
1.375%, 06/19/23	NOK	200,000	21,620,690
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			2,221,104,797
SWEDEN — (5.0%)
Kommuninvest I Sverige AB
0.750%, 02/16/20	SEK	177,000	18,389,658
0.250%, 06/01/22	SEK	2,425,000	252,729,868
0.750%, 02/22/23	SEK	1,075,000	113,615,212
1.000%, 11/13/23	SEK	775,000	82,998,551
Skandinaviska Enskilda Banken AB
0.300%, 02/17/22	EUR	31,728	35,503,911
1.250%, 08/05/22	GBP	5,351	7,100,477
Svensk Export Credit AB
(r) 1.944%, 12/14/20		19,500	19,506,435
Svensk Exportkredit AB
(r) 2.007%, 12/13/21		14,200	14,211,197
1.375%, 12/15/22	GBP	31,487	42,241,560
1.375%, 12/15/23	GBP	8,000	10,784,153
Svenska Handelsbanken AB
2.375%, 01/18/22	GBP	1,000	1,357,263
0.250%, 02/28/22	EUR	57,386	64,237,840
2.625%, 08/23/22	EUR	10,905	12,950,502
2.750%, 12/05/22	GBP	5,000	6,929,349
1.125%, 12/14/22	EUR	53,008	60,914,053
Sweden Government Bond
5.000%, 12/01/20	SEK	46,995	5,096,279
TOTAL SWEDEN			748,566,308
SWITZERLAND — (0.7%)
Nestle Finance International, Ltd.
1.250%, 05/04/20	EUR	2,000	2,226,284
0.750%, 11/08/21	EUR	8,000	9,039,233
1.750%, 09/12/22	EUR	12,765	14,905,510
0.750%, 05/16/23	EUR	4,500	5,150,226
Nestle Holdings, Inc.
1.750%, 12/09/20	GBP	11,266	14,979,103
Novartis Finance SA
0.750%, 11/09/21	EUR	5,300	5,987,669
0.500%, 08/14/23	EUR	31,860	36,159,421
0.125%, 09/20/23	EUR	10,000	11,245,208
Roche Finance Europe BV
0.500%, 02/27/23	EUR	6,000	6,811,072
TOTAL SWITZERLAND			106,503,726

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED KINGDOM — (3.3%)
Transport for London
2.250%, 08/09/22	GBP	29,447	$40,295,342
United Kingdom Treasury Bill
0.000%, 03/02/20	GBP	200,000	263,949,855
0.000%, 03/09/20	GBP	10,040	13,248,417
0.000%, 03/23/20	GBP	120,000	158,311,212
0.000%, 05/04/20	GBP	10,000	13,182,944
TOTAL UNITED KINGDOM			488,987,770
UNITED STATES — (4.0%)
3M Co. Floating Rate Note
(r) 0.000%, 05/15/20	EUR	9,959	11,055,230
1.875%, 11/15/21	EUR	3,625	4,172,674
0.375%, 02/15/22	EUR	55,027	61,760,122
0.375%, 02/15/22	EUR	5,500	6,172,982
0.950%, 05/15/23	EUR	6,000	6,916,743
Apple, Inc.
(r) 3.040%, 02/23/21		800	808,942
1.000%, 11/10/22	EUR	27,825	31,926,602
Berkshire Hathaway, Inc.
0.625%, 01/17/23	EUR	37,658	42,702,034
0.750%, 03/16/23	EUR	26,918	30,602,118
1.300%, 03/15/24	EUR	4,271	4,992,961
Cisco Systems, Inc.
1.850%, 09/20/21		6,268	6,294,383
Coca-Cola Co. (The)
0.750%, 03/09/23	EUR	22,430	25,531,512
Johnson & Johnson
0.250%, 01/20/22	EUR	41,680	46,753,537
Merck & Co., Inc.
1.125%, 10/15/21	EUR	29,745	33,656,105
Oracle Corp.
2.250%, 01/10/21	EUR	25,881	29,374,279
1.900%, 09/15/21		42,499	42,679,370
Pfizer, Inc.
2.200%, 12/15/21		14,017	14,198,015
0.250%, 03/06/22	EUR	96,493	108,038,797
Procter & Gamble Co. (The)
4.125%, 12/07/20	EUR	1,500	1,725,486
2.000%, 11/05/21	EUR	9,900	11,429,556
2.000%, 08/16/22	EUR	25,959	30,455,940
Walmart, Inc.
(r) 2.158%, 06/23/21		35,000	35,096,191
1.900%, 04/08/22	EUR	8,445	9,769,594
1.900%, 04/08/22	EUR	5,000	5,784,248
TOTAL UNITED STATES			601,897,421
TOTAL BONDS			13,902,293,085
U.S. TREASURY OBLIGATIONS — (2.0%)
U.S. Treasury Notes
(r) 1.756%, 07/31/21		265,000	265,414,420
(r) 1.836%, 10/31/21		40,000	40,121,622
TOTAL U.S. TREASURY OBLIGATIONS			305,536,042
		Face Amount^	Value†
		(000)
CERTIFICATES OF DEPOSIT — (1.5%)
CANADA — (0.5%)
(r)	Canadian Imperial Bank of Commerce, Floating Rate Note	75,000,000	$75,000,000
SINGAPORE — (1.0%)
(r)	Oversea-Chinese Banking Corp., Ltd., Floating Rate Note	22,000,000	22,001,946
(r)Ω	Oversea-Chinese Banking Corp., Ltd., Floating Rate Note	119,000,000	119,000,000
TOTAL SINGAPORE			141,001,946
TOTAL CERTIFICATES OF DEPOSIT			216,001,946
TOTAL INVESTMENT SECURITIES (Cost $14,708,126,962)			14,423,831,073
COMMERCIAL PAPER — (3.4%)
Dbs Bank Ltd.
Ω	1.930%, 03/02/20	31,400	31,355,386
Ω	1.888%, 04/06/20	89,000	88,729,143
Ω	DBS Bank, Ltd. 1.888%, 03/09/20	90,000	89,843,250
Ω	Nederlandse Wtrschbnk 1.701%, 05/04/20	100,000	99,564,728
Ω	Oversea-Chinese Banking Corp. 1.840%, 02/05/20	75,000	74,982,750
	Swedish Export Credit 1.983%, 02/10/20	89,300	89,261,403
Ω	United Overseas Bk Ltd. 1.895%, 03/06/20	40,000	39,940,111
TOTAL COMMERCIAL PAPER			513,676,771

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	77,244	893,871
TOTAL INVESTMENTS — (100.0%)
(Cost $15,222,641,320)^^			$14,938,401,715

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
As of January 31, 2020, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	128,328,771	USD	141,455,521	Barclays Capital	02/03/20	$867,440
EUR	124,225,929	USD	137,014,467	State Street Bank and Trust	02/04/20	758,239
GBP	85,194,496	USD	111,514,484	State Street Bank and Trust	02/03/20	984,834
GBP	98,868,540	USD	129,432,128	State Street Bank and Trust	02/04/20	1,123,763
NOK	121,493,468	USD	13,166,784	Bank of America Corp.	02/04/20	41,971
SEK	762,167,184	USD	78,948,494	JP Morgan	02/03/20	222,078
SGD	125,000,000	USD	91,543,571	State Street Bank and Trust	02/04/20	58,364
SGD	124,268,400	USD	91,028,538	State Street Bank and Trust	02/11/20	33,933
SGD	125,000,000	USD	91,612,220	State Street Bank and Trust	04/29/20	21,396
USD	92,695,508	SEK	867,277,991	Citibank, N.A.	02/03/20	2,606,488
USD	105,435,133	GBP	79,798,005	State Street Bank and Trust	02/03/20	61,881
USD	141,713,851	CAD	184,126,327	HSBC Bank	02/03/20	2,582,578
USD	143,219,015	EUR	128,328,771	State Street Bank and Trust	02/03/20	896,054
USD	36,666,075	NOK	323,944,295	Citibank, N.A.	02/04/20	1,446,891
USD	92,087,951	SGD	125,000,000	Barclays Capital	02/04/20	486,016
USD	138,605,316	EUR	124,225,929	State Street Bank and Trust	02/04/20	832,610
USD	140,357,909	CAD	182,366,330	Bank of America Corp.	02/04/20	2,556,988
USD	41,693,878	NOK	366,736,849	Bank of America Corp.	02/05/20	1,822,101
USD	91,406,513	SGD	124,055,000	Barclays Capital	02/05/20	497,565
USD	135,054,486	EUR	121,258,473	Barclays Capital	02/05/20	564,697
USD	138,947,832	CAD	180,185,756	State Street Bank and Trust	02/05/20	2,795,052
USD	74,682,699	SEK	703,537,277	State Street Bank and Trust	02/06/20	1,595,402
USD	134,714,175	CAD	175,029,062	State Street Bank and Trust	02/06/20	2,458,348
USD	143,738,478	EUR	129,506,258	Bank of America Corp.	02/06/20	92,240
USD	40,703,428	NOK	360,652,045	State Street Bank and Trust	02/07/20	1,492,815
USD	73,540,808	SGD	99,642,500	Bank of America Corp.	02/07/20	522,389
USD	81,020,740	SEK	765,173,076	Bank of America Corp.	02/07/20	1,526,604
USD	138,969,458	CAD	180,863,344	State Street Bank and Trust	02/07/20	2,305,561
USD	73,810,598	SGD	100,000,000	Bank of America Corp.	02/10/20	531,351
USD	140,682,838	CAD	183,547,210	State Street Bank and Trust	02/10/20	1,992,306
USD	3,540,434	EUR	3,172,890	Bank of America Corp.	02/11/20	20,051
USD	3,550,901	EUR	3,190,215	Bank of America Corp.	02/11/20	11,295
USD	4,396,859	EUR	3,946,532	ANZ Securities	02/11/20	18,105
USD	9,850,115	EUR	8,841,254	Goldman Sachs International	02/11/20	40,572
USD	12,715,166	EUR	11,438,211	State Street Bank and Trust	02/11/20	24,248
USD	26,991,492	EUR	24,214,316	State Street Bank and Trust	02/11/20	125,236
USD	103,511,983	SGD	139,783,100	JP Morgan	02/11/20	1,080,517
USD	73,753,782	SEK	699,016,364	UBS AG	02/13/20	1,112,019
USD	110,530,258	DKK	741,255,679	JP Morgan	02/13/20	450,202
USD	136,692,819	EUR	123,167,034	State Street Bank and Trust	02/13/20	19,817
USD	3,037,829	NOK	26,954,577	Goldman Sachs International	02/14/20	107,203
USD	80,040,708	SEK	756,946,831	State Street Bank and Trust	02/14/20	1,375,089
USD	111,104,655	DKK	743,763,880	JP Morgan	02/14/20	644,551
USD	136,273,171	EUR	122,519,709	State Street Bank and Trust	02/14/20	310,132
USD	139,754,332	EUR	125,379,981	State Street Bank and Trust	02/18/20	583,011
USD	138,735,503	EUR	124,718,514	Bank of America Corp.	02/19/20	289,909
USD	52,239,346	NOK	466,688,164	JP Morgan	02/20/20	1,497,844
USD	74,394,774	SEK	705,161,503	Citibank, N.A.	02/20/20	1,090,121
USD	135,883,830	EUR	121,877,126	State Street Bank and Trust	02/20/20	584,053
USD	67,328,354	EUR	60,541,359	Citibank, N.A.	02/21/20	115,287
USD	67,333,197	EUR	60,541,359	Citibank, N.A.	02/21/20	120,131
USD	79,333,943	DKK	533,715,526	JP Morgan	02/21/20	31,137
USD	79,615,375	SEK	759,278,172	Goldman Sachs International	02/24/20	670,105
USD	108,847,929	DKK	726,001,099	Barclays Capital	02/26/20	937,137
USD	130,880,405	EUR	116,505,512	State Street Bank and Trust	02/26/20	1,496,164
USD	136,438,142	EUR	122,434,852	State Street Bank and Trust	03/02/20	427,349
USD	137,491,637	EUR	123,353,832	State Street Bank and Trust	03/03/20	451,544
USD	141,299,008	EUR	126,662,986	Barclays Capital	03/04/20	573,959
USD	988,088	AUD	1,471,039	Citibank, N.A.	03/05/20	2,842

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,211,684	AUD	1,768,469	Bank of America Corp.	03/05/20	$27,230
USD	3,424,100	AUD	5,066,089	State Street Bank and Trust	03/05/20	31,023
USD	4,042,787	AUD	5,805,291	Bank of America Corp.	03/05/20	154,621
USD	4,065,396	AUD	5,923,017	Citibank, N.A.	03/05/20	98,381
USD	5,198,194	AUD	7,551,499	State Street Bank and Trust	03/05/20	140,484
USD	5,400,947	AUD	8,062,727	State Street Bank and Trust	03/05/20	836
USD	6,618,244	AUD	9,528,414	Citibank, N.A.	03/05/20	236,470
USD	6,873,665	AUD	10,037,375	Bank of America Corp.	03/05/20	151,008
USD	7,572,177	AUD	10,955,308	Bank of America Corp.	03/05/20	234,723
USD	8,976,252	AUD	12,978,608	Bank of America Corp.	03/05/20	283,667
USD	9,982,869	AUD	14,513,739	Bank of America Corp.	03/05/20	262,111
USD	17,877,694	AUD	26,101,742	National Australia Bank Ltd.	03/05/20	395,727
USD	23,985,250	AUD	34,682,618	Bank of America Corp.	03/05/20	756,134
USD	135,159,585	EUR	121,128,735	State Street Bank and Trust	03/05/20	574,918
USD	143,818,028	EUR	129,086,890	Barclays Capital	03/06/20	382,327
USD	131,710,996	CAD	171,738,903	JP Morgan	03/09/20	1,945,529
USD	138,550,088	EUR	124,331,857	State Street Bank and Trust	03/09/20	372,468
USD	141,376,016	EUR	126,828,405	Barclays Capital	03/10/20	415,155
USD	133,399,819	EUR	119,125,637	State Street Bank and Trust	03/11/20	991,895
USD	141,180,974	EUR	125,961,533	State Street Bank and Trust	03/12/20	1,166,347
USD	139,013,274	EUR	123,831,087	State Street Bank and Trust	03/13/20	1,358,308
USD	131,373,385	EUR	117,389,585	Barclays Capital	03/17/20	846,882
USD	29,074,578	EUR	26,000,000	State Street Bank and Trust	03/18/20	163,171
USD	121,254,040	EUR	108,391,686	Barclays Capital	03/18/20	724,959
USD	16,757,032	EUR	15,000,000	State Street Bank and Trust	03/19/20	76,348
USD	22,485,100	EUR	20,000,000	Bank of America Corp.	03/19/20	244,187
USD	29,084,624	EUR	26,000,000	State Street Bank and Trust	03/19/20	171,438
USD	71,466,998	EUR	64,110,711	State Street Bank and Trust	03/19/20	172,961
USD	142,702,126	EUR	127,919,723	UBS AG	03/20/20	440,796
USD	71,031,511	EUR	62,941,401	UBS AG	03/23/20	1,020,557
USD	71,051,779	EUR	62,941,402	UBS AG	03/23/20	1,040,824
USD	148,951,647	EUR	132,471,880	Bank of America Corp.	03/24/20	1,591,502
USD	148,074,959	EUR	132,298,768	Citibank, N.A.	03/25/20	898,318
USD	146,062,987	EUR	129,802,879	State Street Bank and Trust	03/26/20	1,654,019
USD	13,504,368	EUR	12,000,000	Bank of America Corp.	03/27/20	153,244
USD	133,426,292	EUR	118,607,854	State Street Bank and Trust	03/27/20	1,463,942
USD	139,816,104	EUR	125,411,929	State Street Bank and Trust	03/30/20	257,791
USD	148,109,175	EUR	133,044,781	JP Morgan	03/31/20	47,907
USD	105,102,563	EUR	94,387,310	State Street Bank and Trust	04/01/20	55,481
USD	143,625,320	EUR	127,823,111	State Street Bank and Trust	04/06/20	1,322,469
USD	144,526,645	EUR	129,315,056	State Street Bank and Trust	04/07/20	554,174
USD	131,387,351	CAD	171,372,595	Bank of America Corp.	04/08/20	1,896,929
USD	138,609,995	EUR	124,048,744	State Street Bank and Trust	04/08/20	492,438
USD	138,534,339	EUR	123,841,587	JP Morgan	04/09/20	639,130
USD	135,418,588	CAD	177,039,085	State Street Bank and Trust	04/14/20	1,646,328
USD	138,680,940	EUR	124,003,146	JP Morgan	04/14/20	564,251
USD	138,729,141	CAD	181,355,654	JP Morgan	04/15/20	1,695,211
USD	140,990,281	EUR	125,852,233	Citibank, N.A.	04/15/20	805,605
USD	131,419,909	CAD	171,328,600	JP Morgan	04/16/20	1,962,477
USD	142,073,516	EUR	126,571,890	Citibank, N.A.	04/16/20	1,078,733
USD	135,935,778	CAD	177,484,821	JP Morgan	04/17/20	1,826,618
USD	137,549,168	EUR	123,111,908	State Street Bank and Trust	04/17/20	400,369
USD	103,014,867	CAD	134,523,870	JP Morgan	04/20/20	1,367,322
USD	138,699,155	CAD	181,012,952	Citibank, N.A.	04/21/20	1,923,973
USD	136,598,138	CAD	179,353,956	JP Morgan	04/23/20	1,076,444
USD	127,725,827	CAD	168,457,747	Citibank, N.A.	04/24/20	437,390
USD	140,027,471	CAD	184,727,586	JP Morgan	04/27/20	445,271
USD	136,628,286	CAD	180,629,015	Bank of America Corp.	04/29/20	142,945
USD	137,386,514	CAD	181,772,800	Bank of America Corp.	04/30/20	36,883
Total Appreciation						$89,306,234
CAD	184,126,327	USD	139,272,419	Bank of America Corp.	02/03/20	$(141,146)

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	182,366,330	USD	137,831,540	Bank of America Corp.	02/04/20	$(30,618)
NOK	202,450,827	USD	22,856,546	Bank of America Corp.	02/04/20	(846,117)
SEK	57,683,627	USD	6,109,017	State Street Bank and Trust	02/03/20	(117,095)
SEK	47,427,180	USD	5,000,597	Bank of America Corp.	02/03/20	(74,070)
SEK	55,534,747	USD	5,881,308	Barclays Capital	02/06/20	(112,055)
USD	7,028,751	GBP	5,396,491	State Street Bank and Trust	02/03/20	(97,315)
USD	9,179,287	GBP	7,048,850	Bank of America Corp.	02/04/20	(128,718)
USD	28,538,284	GBP	21,862,977	State Street Bank and Trust	02/04/20	(331,774)
USD	91,537,380	GBP	69,956,713	JP Morgan	02/04/20	(840,448)
USD	131,826,995	GBP	100,133,744	JP Morgan	02/05/20	(403,030)
USD	130,402,440	GBP	99,441,961	JP Morgan	02/06/20	(917,471)
USD	36,560,356	GBP	28,000,339	Citibank, N.A.	02/07/20	(416,967)
USD	79,350,419	GBP	60,490,327	National Australia Bank Ltd.	02/07/20	(533,270)
USD	135,483,132	EUR	122,256,374	JP Morgan	02/07/20	(129,860)
USD	136,111,600	EUR	122,930,500	Bank of America Corp.	02/10/20	(273,932)
USD	144,231,851	GBP	110,515,081	National Australia Bank Ltd.	02/10/20	(1,726,029)
USD	74,187,848	EUR	67,001,822	State Street Bank and Trust	02/11/20	(151,981)
USD	123,026,741	GBP	94,082,230	Citibank, N.A.	02/11/20	(1,231,408)
USD	140,103,133	EUR	126,654,456	Citibank, N.A.	02/12/20	(431,082)
USD	58,496,879	GBP	44,866,052	State Street Bank and Trust	02/24/20	(780,177)
USD	75,283,520	GBP	58,041,037	Barclays Capital	02/24/20	(1,400,335)
USD	145,374,796	EUR	131,205,909	Barclays Capital	02/24/20	(316,952)
USD	144,742,516	EUR	130,538,728	State Street Bank and Trust	02/25/20	(217,293)
USD	141,035,963	EUR	127,360,582	State Street Bank and Trust	02/27/20	(411,976)
USD	18,429,352	GBP	13,952,282	State Street Bank and Trust	02/28/20	(6,391)
USD	111,186,097	GBP	85,388,649	State Street Bank and Trust	02/28/20	(1,641,553)
USD	144,120,959	EUR	130,170,120	State Street Bank and Trust	02/28/20	(456,161)
USD	13,538,639	NOK	124,911,057	Bank of America Corp.	03/02/20	(43,033)
USD	79,570,441	SEK	767,151,966	JP Morgan	03/02/20	(219,950)
USD	8,981,489	GBP	6,854,241	JP Morgan	03/27/20	(82,114)
USD	111,671,344	GBP	85,194,496	State Street Bank and Trust	03/27/20	(984,326)
USD	129,619,741	GBP	98,868,540	State Street Bank and Trust	03/30/20	(1,128,118)
USD	5,108,248	EUR	4,618,719	JP Morgan	04/01/20	(32,093)
USD	124,051,523	EUR	112,075,899	JP Morgan	04/02/20	(689,523)
USD	111,582,246	GBP	85,652,508	State Street Bank and Trust	04/14/20	(1,733,426)
USD	126,067,155	GBP	96,675,509	JP Morgan	04/15/20	(1,834,996)
USD	13,204,529	GBP	9,983,498	JP Morgan	04/16/20	(4,035)
USD	114,952,353	GBP	87,738,944	State Street Bank and Trust	04/16/20	(1,129,750)
USD	145,389,926	GBP	111,108,541	State Street Bank and Trust	04/17/20	(1,614,970)
USD	25,662,360	EUR	23,187,699	State Street Bank and Trust	04/20/20	(173,808)
USD	38,236,402	CAD	50,606,719	JP Morgan	04/20/20	(2,528)
USD	85,152,377	EUR	77,001,116	Bank of America Corp.	04/20/20	(643,708)
USD	138,943,044	GBP	105,977,033	State Street Bank and Trust	04/20/20	(1,283,610)
USD	5,293,681	EUR	4,752,052	JP Morgan	04/21/20	(1,463)
USD	5,721,907	EUR	5,161,258	State Street Bank and Trust	04/21/20	(29,210)
USD	88,815,723	EUR	80,310,445	Bank of America Corp.	04/21/20	(673,071)
USD	121,535,375	GBP	92,302,345	State Street Bank and Trust	04/21/20	(600,441)
USD	139,073,227	EUR	125,781,858	Bank of America Corp.	04/22/20	(1,092,166)
USD	143,263,570	EUR	129,117,868	Barclays Capital	04/23/20	(627,988)
USD	142,162,381	EUR	128,328,771	Barclays Capital	04/24/20	(858,411)
USD	137,713,337	EUR	124,225,929	State Street Bank and Trust	04/27/20	(759,929)
USD	91,574,287	SGD	125,000,000	State Street Bank and Trust	04/29/20	(59,329)
Total (Depreciation)						$(30,467,220)
Total Appreciation (Depreciation)						$58,839,014

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$157,840,919	—	$157,840,919
Austria	—	284,613,935	—	284,613,935
Belgium	—	683,464,687	—	683,464,687
Canada	—	2,937,010,975	—	2,937,010,975
Denmark	—	564,986,299	—	564,986,299
Finland	—	438,239,937	—	438,239,937
France	—	1,166,791,812	—	1,166,791,812
Germany	—	1,533,395,329	—	1,533,395,329
Japan	—	456,123,193	—	456,123,193
Luxembourg	—	43,450,295	—	43,450,295
Netherlands	—	888,452,903	—	888,452,903
Norway	—	241,366,217	—	241,366,217
Singapore	—	339,496,562	—	339,496,562
Supranational Organization Obligations	—	2,221,104,797	—	2,221,104,797
Sweden	—	748,566,308	—	748,566,308
Switzerland	—	106,503,726	—	106,503,726
United Kingdom	—	488,987,770	—	488,987,770
United States	—	601,897,421	—	601,897,421
Certificates of Deposit	—	216,001,946	—	216,001,946
U.S. Treasury Obligations	—	305,536,042	—	305,536,042
Commercial Paper	—	513,676,771	—	513,676,771
Securities Lending Collateral	—	893,871	—	893,871
Forward Currency Contracts**	—	58,839,014	—	58,839,014
TOTAL	—	$14,997,240,729	—	$14,997,240,729
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA World ex U.S. Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (100.0%)
AUSTRALIA — (6.4%)
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	10,000	$7,014,778
Queensland Treasury Corp.
Ω	3.500%, 08/21/30	AUD	66,500	53,369,895
Ω	1.750%, 08/21/31	AUD	7,000	4,765,340
Treasury Corp. of Victoria
	2.250%, 11/20/34	AUD	31,000	22,057,150
Western Australian Treasury Corp.
	2.750%, 07/24/29	AUD	16,000	11,991,980
TOTAL AUSTRALIA				99,199,143
AUSTRIA — (2.4%)
Republic of Austria Government Bond
Ω	0.750%, 02/20/28	EUR	31,000	37,439,853
BELGIUM — (6.1%)
Dexia Credit Local SA
	1.000%, 10/18/27	EUR	32,450	39,074,684
Kingdom of Belgium Government Bond
Ω	0.800%, 06/22/28	EUR	2,500	3,023,629
Ω	1.000%, 06/22/31	EUR	32,300	40,150,493
	1.250%, 04/22/33	EUR	9,000	11,587,460
TOTAL BELGIUM				93,836,266
CANADA — (14.6%)
CPPIB Capital, Inc.
	0.875%, 02/06/29	EUR	15,000	17,988,595
	1.500%, 03/04/33	EUR	31,520	40,954,435
Province of Alberta Canada
	3.500%, 06/01/31	CAD	31,000	26,740,487
	3.900%, 12/01/33	CAD	32,000	29,022,215
Province of Ontario Canada
	5.850%, 03/08/33	CAD	39,000	42,188,310
Province of Quebec Canada
	0.875%, 05/04/27	EUR	32,763	38,969,988
	0.875%, 07/05/28	EUR	3,000	3,585,089
	0.000%, 10/15/29	EUR	10,000	11,036,152
Province of Saskatchewan Canada
	6.400%, 09/05/31	CAD	13,000	14,174,558
TOTAL CANADA				224,659,829
DENMARK — (3.8%)
Denmark Government Bond
Ω	0.500%, 11/15/29	DKK	360,000	58,410,840
			Face Amount^	Value†
			(000)
FINLAND — (6.3%)
	Finland Government Bond
Ω	1.125%, 04/15/34	EUR	45,000	$57,998,038
	Municipality Finance P.L.C.
	1.250%, 02/23/33	EUR	30,511	39,123,738
	TOTAL FINLAND			97,121,776
FRANCE — (20.0%)
	Action Logement Services
	0.500%, 10/30/34	EUR	1,300	1,473,036
	Agence Francaise de Developpement
	1.000%, 01/31/28	EUR	28,000	33,753,789
	0.875%, 05/25/31	EUR	5,500	6,605,444
	1.375%, 07/05/32	EUR	13,000	16,466,150
	French Republic Government Bond OAT
	0.750%, 05/25/28	EUR	32,000	38,641,414
	1.250%, 05/25/34	EUR	82,000	106,136,659
	SNCF Mobilites
	1.500%, 02/02/29	EUR	21,000	26,375,038
	SNCF Reseau
	1.125%, 05/25/30	EUR	8,000	9,803,079
	SNCF Reseau EPIC
	5.250%, 12/07/28	GBP	16,713	29,784,045
	5.000%, 10/10/33	EUR	11,000	19,798,031
	Societe Nationale SNCF SA
	5.375%, 03/18/27	GBP	4,226	7,193,177
	Unedic Asseo
	1.500%, 04/20/32	EUR	9,000	11,704,004
	TOTAL FRANCE			307,733,866
GERMANY — (4.4%)
	Deutsche Bahn Finance GMBH
	0.625%, 09/26/28	EUR	1,000	1,173,219
	1.125%, 12/18/28	EUR	1,500	1,830,102
	Kreditanstalt fuer Wiederaufbau
	2.050%, 02/16/26	JPY	1,029,000	10,880,768
	2.050%, 02/16/26	JPY	399,000	4,219,074
	0.500%, 09/15/27	EUR	17,400	20,480,319
	5.750%, 06/07/32	GBP	5,000	10,325,411
	State of North Rhine-Westphalia Germany
	2.375%, 05/13/33	EUR	9,000	12,960,907
	1.100%, 03/13/34	EUR	5,000	6,287,024
	TOTAL GERMANY			68,156,824
NETHERLANDS — (3.4%)
	BNG Bank NV
	0.750%, 01/11/28	EUR	12,300	14,658,950

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
NETHERLANDS — (Continued)
3.300%, 04/26/29	AUD	27,000	$20,819,023
Nederlandse Waterschapsbank NV
1.000%, 03/01/28	EUR	7,600	9,243,047
0.500%, 04/29/30	EUR	6,500	7,611,968
TOTAL NETHERLANDS			52,332,988
NORWAY — (2.6%)
Equinor ASA
6.875%, 03/11/31	GBP	19,124	39,672,636
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (17.1%)
African Development Bank
0.875%, 05/24/28	EUR	7,535	9,101,169
0.500%, 03/21/29	EUR	3,500	4,109,163
Asian Development Bank
2.350%, 06/21/27	JPY	4,130,000	45,605,754
Council Of Europe Development Bank
0.750%, 01/24/28	EUR	9,500	11,383,694
EUROFIMA
3.350%, 05/21/29	AUD	15,000	11,503,157
European Financial Stability Facility
1.250%, 05/24/33	EUR	30,000	38,706,516
European Investment Bank
1.900%, 01/26/26	JPY	2,297,800	24,010,752
2.150%, 01/18/27	JPY	517,100	5,603,491
1.375%, 05/12/28	SEK	110,000	12,295,858
5.625%, 06/07/32	GBP	5,800	11,791,871
European Stability Mechanism
0.750%, 09/05/28	EUR	3,000	3,615,626
1.200%, 05/23/33	EUR	38,500	49,547,743
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Union
2.875%, 04/04/28	EUR	11,460	$16,006,529
1.250%, 04/04/33	EUR	10,000	12,892,701
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	5,000	6,430,324
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			262,604,348
SWEDEN — (3.5%)
Sweden Government Bond
2.250%, 06/01/32	SEK	415,000	54,237,662
UNITED KINGDOM — (9.4%)
Network Rail Infrastructure Finance P.L.C.
4.375%, 12/09/30	GBP	16,700	30,115,788
Transport for London
4.000%, 09/12/33	GBP	20,846	36,018,767
United Kingdom Gilt
4.250%, 06/07/32	GBP	23,650	44,521,420
4.500%, 09/07/34	GBP	17,000	34,006,438
TOTAL UNITED KINGDOM			144,662,413
TOTAL BONDS Cost ($1,486,076,841)			1,540,068,444
TOTAL INVESTMENTS — (100.0%)
(Cost $1,486,076,841)^^			$1,540,068,444

As of January 31, 2020, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	60,797,324	USD	67,039,385	State Street Bank and Trust	02/03/20	$387,857
EUR	60,000,000	USD	66,163,800	State Street Bank and Trust	02/03/20	379,171
GBP	83,505,927	USD	109,340,156	State Street Bank and Trust	02/03/20	929,407
USD	1,225,482	CAD	1,599,086	State Street Bank and Trust	02/03/20	17,166
USD	1,700,206	CAD	2,234,601	Citibank, N.A.	02/03/20	11,675
USD	106,040,779	GBP	80,282,512	State Street Bank and Trust	02/03/20	27,735
USD	119,022,031	CAD	154,648,288	JP Morgan	02/03/20	2,165,231
USD	135,404,088	EUR	120,797,324	State Street Bank and Trust	02/03/20	1,433,875
USD	731,755	SEK	6,996,954	UBS AG	02/14/20	4,597
USD	66,912,881	SEK	633,442,649	State Street Bank and Trust	02/14/20	1,082,422
USD	135,525,075	EUR	121,737,445	Citibank, N.A.	02/20/20	380,362
USD	67,926,565	EUR	60,268,029	State Street Bank and Trust	02/28/20	988,176
USD	67,927,187	EUR	60,268,030	State Street Bank and Trust	02/28/20	988,797
USD	107,191,632	AUD	155,995,811	State Street Bank and Trust	03/06/20	2,709,556

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,404,165	AUD	2,055,856	State Street Bank and Trust	03/13/20	$27,026
USD	3,438,776	AUD	4,978,748	UBS AG	03/13/20	103,703
USD	7,458,590	AUD	10,789,192	Bank of America Corp.	03/13/20	231,322
USD	14,746,658	AUD	21,824,698	State Street Bank and Trust	03/13/20	127,126
USD	57,899,988	DKK	384,326,361	State Street Bank and Trust	04/01/20	635,932
USD	74,369,112	EUR	66,203,205	State Street Bank and Trust	04/06/20	666,440
USD	74,382,352	EUR	66,203,204	State Street Bank and Trust	04/06/20	679,681
USD	6,369,640	EUR	5,711,753	State Street Bank and Trust	04/14/20	7,798
USD	64,944,277	EUR	57,977,917	Citibank, N.A.	04/14/20	367,545
USD	64,947,175	EUR	57,977,916	Citibank, N.A.	04/14/20	370,444
USD	120,716,639	CAD	159,576,291	Bank of America Corp.	04/29/20	138,976
Total Appreciation						$14,862,020
CAD	158,481,975	USD	119,887,847	Bank of America Corp.	02/03/20	$(134,201)
CAD	10,057,174	USD	7,605,630	JP Morgan	04/29/20	(6,315)
USD	4,196,890	GBP	3,223,415	Bank of America Corp.	02/03/20	(59,629)
USD	1,447,145	EUR	1,309,850	State Street Bank and Trust	02/28/20	(7,677)
USD	134,932,127	GBP	103,672,089	State Street Bank and Trust	02/28/20	(2,054,209)
USD	69,696,969	EUR	63,000,000	State Street Bank and Trust	03/27/20	(396,433)
USD	70,257,966	EUR	63,510,537	State Street Bank and Trust	03/27/20	(403,457)
USD	108,346,365	GBP	82,631,103	State Street Bank and Trust	03/27/20	(919,640)
USD	745,056	DKK	5,026,931	UBS AG	04/01/20	(3,949)
USD	89,942,752	JPY	9,806,602,157	Citibank, N.A.	04/22/20	(943,490)
USD	73,083,380	EUR	65,874,978	Barclays Capital	04/23/20	(329,025)
USD	73,157,610	EUR	65,939,527	State Street Bank and Trust	04/23/20	(326,729)
Total (Depreciation)						$(5,584,754)
Total Appreciation (Depreciation)						$9,277,266
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$99,199,143	—	$99,199,143
Austria	—	37,439,853	—	37,439,853
Belgium	—	93,836,266	—	93,836,266
Canada	—	224,659,829	—	224,659,829
Denmark	—	58,410,840	—	58,410,840
Finland	—	97,121,776	—	97,121,776
France	—	307,733,866	—	307,733,866
Germany	—	68,156,824	—	68,156,824
Netherlands	—	52,332,988	—	52,332,988
Norway	—	39,672,636	—	39,672,636
Supranational Organization Obligations	—	262,604,348	—	262,604,348
Sweden	—	54,237,662	—	54,237,662
United Kingdom	—	144,662,413	—	144,662,413
Forward Currency Contracts**	—	9,277,266	—	9,277,266
TOTAL	—	$1,549,345,710	—	$1,549,345,710
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (27.2%)
Federal Farm Credit Bank
5.250%, 03/02/21	4,273	$4,451,981
5.220%, 02/22/22	3,503	3,771,502
5.210%, 12/19/22	14,851	16,414,896
5.250%, 03/06/23	4,203	4,686,276
5.220%, 05/15/23	33,694	37,762,190
3.500%, 12/20/23	6,000	6,484,048
Federal Home Loan Bank
5.375%, 09/30/22	44,400	49,023,133
4.750%, 03/10/23	24,465	26,955,538
2.500%, 12/08/23	25,000	26,041,491
3.250%, 03/08/24	20,000	21,459,067
2.875%, 06/14/24	61,000	64,758,947
5.375%, 08/15/24	29,950	35,106,942
5.365%, 09/09/24	1,400	1,645,766
2.875%, 09/13/24	71,500	76,281,186
2.750%, 12/13/24	20,000	21,247,128
3.125%, 06/13/25	11,480	12,432,841
3.125%, 09/12/25	43,715	47,590,573
4.375%, 03/13/26	14,080	16,432,655
5.750%, 06/12/26	8,080	10,116,766
3.000%, 09/11/26	60,885	66,091,314
2.500%, 12/10/27	43,230	45,617,671
3.000%, 03/10/28	31,600	34,750,536
3.250%, 06/09/28	149,850	167,289,639
3.250%, 11/16/28	141,000	158,998,243
2.125%, 09/14/29	11,305	11,697,878
2.125%, 12/14/29	5,000	5,151,845
Tennessee Valley Authority
1.875%, 08/15/22	69,450	70,295,670
2.875%, 09/15/24	122,775	132,033,926
6.750%, 11/01/25	47,282	61,310,797
2.875%, 02/01/27	140,706	152,483,379
7.125%, 05/01/30	111,500	166,849,182
TOTAL AGENCY OBLIGATIONS		1,555,233,006
U.S. TREASURY OBLIGATIONS — (72.2%)
U.S. Treasury Bonds
6.875%, 08/15/25	71,630	92,740,616
6.000%, 02/15/26	128,833	163,330,548
6.750%, 08/15/26	90,183	120,394,038
6.625%, 02/15/27	98,828	133,494,334
6.125%, 11/15/27	20,000	26,939,844
5.250%, 11/15/28	95,132	124,812,572
	Face Amount	Value†
	(000)

5.250%, 02/15/29	10,000	$13,181,250
6.125%, 08/15/29	75,528	106,692,151
6.250%, 05/15/30	171,289	248,630,579
5.375%, 02/15/31	217,000	301,553,711
U.S. Treasury Notes
2.000%, 10/31/21	2	1,819
2.250%, 12/31/24	70,000	73,054,297
2.500%, 01/31/25	50,000	52,820,313
2.000%, 02/15/25	66,000	68,126,953
2.125%, 05/15/25	140,000	145,517,968
2.750%, 06/30/25	20,000	21,451,562
2.875%, 07/31/25	35,000	37,801,367
2.000%, 08/15/25	134,000	138,543,438
2.250%, 11/15/25	112,000	117,411,875
1.625%, 02/15/26	156,000	158,108,437
1.625%, 05/15/26	178,000	180,419,688
1.500%, 08/15/26	183,000	184,007,929
2.000%, 11/15/26	184,300	191,189,652
2.250%, 02/15/27	161,500	170,414,043
2.375%, 05/15/27	90,000	95,881,640
2.250%, 08/15/27	176,000	186,202,500
2.250%, 11/15/27	62,000	65,664,297
2.750%, 02/15/28	5,000	5,490,234
2.875%, 05/15/28	170,000	188,633,595
2.875%, 08/15/28	10,000	11,119,922
2.625%, 02/15/29	150,000	164,349,609
2.375%, 05/15/29	190,000	204,391,016
1.625%, 08/15/29	227,000	229,411,875
1.750%, 11/15/29	105,000	107,288,672
TOTAL U.S. TREASURY OBLIGATIONS		4,129,072,344
TOTAL INVESTMENT SECURITIES (Cost $5,372,024,327)		5,684,305,350

	Shares
TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund 1.518%	34,964,713	34,964,713
TOTAL INVESTMENTS — (100.0%)
(Cost $5,406,989,040)^^		$5,719,270,063

DFA Intermediate Government Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,555,233,006	—	$1,555,233,006
U.S. Treasury Obligations	—	4,129,072,344	—	4,129,072,344
Temporary Cash Investments	$34,964,713	—	—	34,964,713
TOTAL	$34,964,713	$5,684,305,350	—	$5,719,270,063

DFA Short-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (73.8%)
	3M Co.
	1.875%, 11/15/21	EUR	1,000	$1,151,082
	0.375%, 02/15/22	EUR	2,200	2,469,193
	Abbott Ireland Financing DAC
	0.000%, 09/27/20	EUR	8,847	9,824,006
	0.875%, 09/27/23	EUR	23,016	26,354,964
	AbbVie, Inc.
	2.500%, 05/14/20		22,623	22,650,739
	2.900%, 11/06/22		1,252	1,285,652
	ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	17,291	19,542,119
	Aetna, Inc.
	2.750%, 11/15/22		2,000	2,040,983
	Aflac, Inc.
	3.625%, 06/15/23		706	753,850
	Agence Francaise de Developpement EPIC, Floating Rate Note, FRN
(r)	2.023%, 06/19/20		30,000	30,007,673
	Airbus Finance BV
Ω	2.700%, 04/17/23		7,000	7,209,128
	Albemarle Corp.
	1.875%, 12/08/21	EUR	3,000	3,438,575
	Alimentation Couche-Tard, Inc.
Ω	2.700%, 07/26/22		3,000	3,056,013
	Allergan Finance LLC
	3.250%, 10/01/22		18,630	19,227,594
	Allergan Funding SCS
	3.450%, 03/15/22		12,220	12,580,160
	Altria Group, Inc.
	1.000%, 02/15/23	EUR	17,875	20,260,988
	Ameren Corp.
	2.700%, 11/15/20		1,000	1,005,824
	American Express Co.
	2.500%, 08/01/22		1,220	1,241,720
#	2.650%, 12/02/22		12,256	12,563,262
	American Express Credit Corp.
	2.600%, 09/14/20		13,165	13,223,112
	American Honda Finance Corp.
#(r)	2.111%, 02/12/21		30,000	30,029,182
(r)	2.238%, 06/11/21		8,767	8,797,763
	1.375%, 11/10/22	EUR	5,000	5,771,837
	0.550%, 03/17/23	EUR	4,193	4,744,561
		Face Amount^	Value†
		(000)
American International Group, Inc.
3.375%, 08/15/20		3,000	$3,024,502
6.400%, 12/15/20		11,283	11,731,347
1.500%, 06/08/23	EUR	7,600	8,789,430
Ameriprise Financial, Inc.
5.300%, 03/15/20		6,957	6,984,828
AmerisourceBergen Corp.
3.500%, 11/15/21		2,000	2,050,819
Amgen, Inc.
3.450%, 10/01/20		4,990	5,050,406
4.100%, 06/15/21		5,000	5,137,354
Anheuser-Busch InBev SA
0.800%, 04/20/23	EUR	5,000	5,708,222
ANZ New Zealand International, Ltd.
0.400%, 03/01/22	EUR	9,750	10,944,289
AP Moller - Maersk A.S.
1.500%, 11/24/22	EUR	540	624,339
Apache Corp.
3.250%, 04/15/22		12,484	12,756,127
Applied Materials, Inc.
# 2.625%, 10/01/20		1,590	1,597,827
ArcelorMittal
2.250%, 01/17/24	EUR	7,000	8,156,156
ArcelorMittal SA
0.950%, 01/17/23	EUR	12,000	13,469,948
Ares Capital Corp.
4.200%, 06/10/24		9,840	10,400,129
ASB Finance, Ltd.
0.500%, 06/10/22	EUR	2,200	2,477,801
Asian Development Bank
(r) 1.944%, 03/16/21		2,000	2,000,920
0.370%, 06/26/23	SEK	80,000	8,332,497
Asian Development Bank, Floating Rate Note, 1M USD LIBOR + 0.290%, FRN
(r) 1.001%, 03/19/24	GBP	9,250	12,212,669
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.260%, FRN
(r) 0.971%, 02/01/22	GBP	7,000	9,250,043
Assurant, Inc.
4.000%, 03/15/23		8,305	8,751,005
AstraZeneca P.L.C.
# 2.375%, 11/16/20		23,256	23,383,775
AT&T, Inc.
4.600%, 02/15/21		8,793	8,989,367

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
#(r)	2.657%, 06/01/21		7,800	$7,854,677
#	3.800%, 03/15/22		9,259	9,642,443
	2.500%, 03/15/23	EUR	15,000	17,827,860
	1.950%, 09/15/23	EUR	5,200	6,125,422
Australia & New Zealand Banking Group Ltd.
(r)	2.364%, 05/17/21		12,500	12,557,247
Australia & New Zealand Banking Group, Ltd.
(r)Ω	2.221%, 11/09/20		4,000	4,008,703
	3.300%, 03/07/22	AUD	19,300	13,490,676
Australia & New Zealand Banking Group, Ltd., 3M USD LIBOR + 0.870%, FRN
(r)Ω	2.779%, 11/23/21		2,050	2,074,282
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, Update Replacements.xls: US0003M + 0.870%, FRN
#(r)	2.779%, 11/23/21		10,000	10,118,448
Autodesk, Inc.
	3.125%, 06/15/20		14,337	14,384,596
#	3.600%, 12/15/22		1,000	1,042,557
AutoZone, Inc.
	2.875%, 01/15/23		22,501	23,064,071
Avnet, Inc.
#	4.875%, 12/01/22		4,291	4,565,434
Banco Santander SA
#	3.848%, 04/12/23		25,400	26,759,046
Bank of America Corp.
	2.625%, 10/19/20		2,300	2,314,046
#	5.700%, 01/24/22		19,171	20,655,833
	3.228%, 06/22/22	CAD	4,130	3,214,216
#	3.300%, 01/11/23		563	587,858
Bank of Montreal
(r)	2.202%, 01/22/21		22,772	22,821,758
	1.900%, 08/27/21		5,254	5,278,760
(r)	2.709%, 08/27/21		4,608	4,654,350
Bank of Montreal, 3M USD LIBOR + 0.460%, FRN
(r)	2.308%, 04/13/21		5,000	5,019,869
Bank of New York Mellon Corp. (The)
#	2.150%, 02/24/20		11,695	11,695,000
Bank of Nova Scotia (The)
	2.350%, 10/21/20		934	938,484
	3.270%, 01/11/21	CAD	5,000	3,827,830
	2.450%, 03/22/21		37,679	38,050,145
	2.700%, 03/07/22		3,305	3,385,317
			Face Amount^	Value†
			(000)
	Bank of Nova Scotia (The), 3M USD LIBOR + 0.290%, FRN
(r)	2.162%, 01/08/21		1,898	$1,900,956
	Bank of Nova Scotia (The), 3M USD LIBOR + 0.440%, FRN
(r)	2.259%, 04/20/21		5,515	5,535,981
	Barclays P.L.C.
	1.500%, 04/01/22	EUR	1,764	2,020,141
	Barclays PLC
	3.200%, 08/10/21		12,000	12,204,474
	BAT International Finance P.L.C.
	4.875%, 02/24/21	EUR	1,487	1,735,843
	3.625%, 11/09/21	EUR	1,854	2,192,474
Ω	3.250%, 06/07/22		7,350	7,560,553
	2.375%, 01/19/23	EUR	12,041	14,271,489
	0.875%, 10/13/23	EUR	3,487	3,953,752
	7.250%, 03/12/24	GBP	2,443	3,957,666
	Bayer Capital Corp. BV
	1.250%, 11/13/23	EUR	17,005	19,752,228
	BB&T Corp.
	2.050%, 05/10/21		1,292	1,298,170
	Beam Suntory, Inc.
	3.250%, 06/15/23		10,000	10,282,967
	Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	4,000	4,535,773
	BHP Billiton Finance, Ltd.
	2.250%, 09/25/20	EUR	3,850	4,336,638
	Biogen, Inc.
	2.900%, 09/15/20		19,046	19,175,406
	3.625%, 09/15/22		6,426	6,723,210
	BMW Finance NV
	0.125%, 01/12/21	EUR	2,322	2,583,969
	0.500%, 11/22/22	EUR	4,200	4,735,704
	0.375%, 07/10/23	EUR	3,000	3,375,658
	0.625%, 10/06/23	EUR	12,085	13,726,408
	BMW US Capital LLC
(r)Ω	2.401%, 08/13/21		20,407	20,492,433
	0.625%, 04/20/22	EUR	2,000	2,254,995
	BNG Bank NV
	2.625%, 09/01/20	EUR	1,385	1,563,129
	0.050%, 07/11/23	EUR	4,000	4,507,923
	BNG Bank NV, Floating Rate Note, Update Replacements.xls: US0003M + 0.100%, FRN
(r)	1.938%, 07/14/20		14,000	14,006,861

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	BNP Paribas SA
	2.875%, 10/24/22	EUR	5,000	$6,005,780
	1.125%, 11/22/23	EUR	15,500	17,845,904
	1.000%, 06/27/24	EUR	8,000	9,181,333
	Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	7,866	8,879,311
	BP Capital Markets America, Inc.
#	2.112%, 09/16/21		1,000	1,008,093
	BP Capital Markets P.L.C.
	2.315%, 02/13/20		10,527	10,528,289
	2.500%, 11/06/22		2,000	2,042,996
	1.109%, 02/16/23	EUR	5,000	5,753,663
	1.117%, 01/25/24	EUR	7,650	8,864,746
	BPCE SA
	2.750%, 12/02/21		1,000	1,017,260
	1.125%, 12/14/22	EUR	2,500	2,874,008
	1.125%, 01/18/23	EUR	1,600	1,830,524
	0.625%, 09/26/23	EUR	10,000	11,374,966
	Bristol-Myers Squibb Co.
Ω	3.550%, 08/15/22		9,995	10,448,754
	British Telecommunications P.L.C.
	0.500%, 06/23/22	EUR	1,600	1,799,854
	1.125%, 03/10/23	EUR	10,326	11,866,632
	0.875%, 09/26/23	EUR	15,480	17,675,060
	British Telecommunications PLC
	0.625%, 03/10/21	EUR	4,647	5,197,323
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.000%, 01/15/22		9,465	9,633,856
	Caisse d'Amortissement de la Dette Sociale
	2.000%, 04/17/20		17,000	17,011,050
	0.125%, 11/25/22	EUR	26,900	30,334,395
	Caisse des Depots et Consignations, Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	1.999%, 10/02/20		40,000	40,008,622
	Canadian Imperial Bank of Commerce
	0.750%, 03/22/23	EUR	24,900	28,390,771
	0.375%, 05/03/24	EUR	2,880	3,216,977
	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.315%, FRN
(r)	2.078%, 02/02/21		645	646,095
			Face Amount^	Value†
			(000)
	Canadian Natural Resources, Ltd.
#	2.950%, 01/15/23		12,000	$12,332,497
	Capital One Financial Corp.
	0.800%, 06/12/24	EUR	5,125	5,822,020
	Caterpillar Financial Services Corp.
(r)	2.090%, 05/15/20		28,500	28,515,243
(r)	2.124%, 03/15/21		7,053	7,066,166
(r)	2.294%, 05/17/21		3,935	3,949,004
	Caterpillar Financial Services Corp., 3M USD LIBOR + 0.280%, FRN
(r)	2.165%, 09/07/21		7,723	7,742,064
	Chevron Corp.
	1.991%, 03/03/20		1,500	1,500,283
	2.498%, 03/03/22		540	549,983
	Chubb INA Holdings, Inc.
	2.300%, 11/03/20		7,229	7,254,654
	Church & Dwight Co., Inc.
#	2.875%, 10/01/22		7,000	7,201,830
	Cigna Corp.
Ω	3.900%, 02/15/22		1,000	1,039,167
	Cisco Systems, Inc.
	1.850%, 09/20/21		16,065	16,132,619
	Citigroup, Inc.
(r)	2.953%, 08/02/21		10,105	10,237,302
	0.750%, 10/26/23	EUR	26,478	30,112,175
	Citizens Bank NA
	2.650%, 05/26/22		8,635	8,795,735
	Coca-Cola Co. (The)
#	3.150%, 11/15/20		1,020	1,031,661
	Coca-Cola European Partners P.L.C.
	2.625%, 11/06/23	EUR	4,620	5,623,838
	Coca-Cola European Partners US LLC
	3.500%, 09/15/20		4,591	4,640,838
	Comcast Corp., 3M USD LIBOR + 0.440%, FRN
(r)	2.349%, 10/01/21		14,640	14,717,481
	Commonwealth Bank of Australia
Ω	2.250%, 03/10/20		4,000	4,002,200
#	2.400%, 11/02/20		10,000	10,050,720
	2.900%, 07/12/21	AUD	5,000	3,432,215
	3.250%, 01/17/22	AUD	5,000	3,484,420
Ω	2.750%, 03/10/22		11,500	11,751,928
	3.250%, 03/31/22	AUD	3,200	2,237,349
	Constellation Brands, Inc.
	2.700%, 05/09/22		4,935	5,020,327
	3.200%, 02/15/23		5,191	5,375,030

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Cooperatieve Rabobank UA
	2.500%, 01/19/21		8,935	$9,005,076
	0.125%, 10/11/21	EUR	2,750	3,069,344
	2.750%, 01/10/22		4,928	5,029,818
	4.000%, 01/11/22	EUR	2,500	2,999,203
	3.875%, 02/08/22		15,799	16,485,074
	4.750%, 06/06/22	EUR	3,000	3,713,158
	0.500%, 12/06/22	EUR	3,496	3,952,021
Council Of Europe Development Bank
	3.000%, 07/13/20	EUR	3,956	4,453,465
Cox Communications, Inc.
Ω	3.250%, 12/15/22		770	797,043
Credit Agricole SA
	0.750%, 12/05/23	EUR	2,000	2,288,732
Credit Suisse Group Funding Guernsey, Ltd.
	1.250%, 04/14/22	EUR	10,220	11,655,297
CVS Health Corp.
(r)	2.605%, 03/09/21		2,185	2,198,085
	2.750%, 12/01/22		2,120	2,164,559
Daimler AG
	1.400%, 01/12/24	EUR	1,355	1,578,880
DAIMLER AG SR UNSECURED REGS 01/21 0.875
	0.875%, 01/12/21	EUR	1,500	1,679,528
Daimler Finance North America LLC
Ω	2.250%, 03/02/20		9,750	9,753,476
Ω	2.850%, 01/06/22		3,000	3,047,916
Daimler Finance North America LLC, Floating Rate Note, 3M USD LIBOR + 0.670%, FRN
(r)	2.560%, 11/05/21		13,000	13,080,563
Daimler International Finance BV
	0.200%, 09/13/21	EUR	6,893	7,675,502
	0.625%, 02/27/23	EUR	6,000	6,760,034
	2.000%, 09/04/23	GBP	2,000	2,702,477
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		11,000	11,246,414
Danone SA
Ω	2.077%, 11/02/21		5,000	5,027,254
Danske Bank A.S.
#Ω	2.750%, 09/17/20		15,822	15,903,766
	0.875%, 05/22/23	EUR	3,000	3,382,239
Denmark Government Bond
	1.500%, 11/15/23	DKK	45,000	7,236,318
			Face Amount^	Value†
			(000)
	Deutsche Bahn Finance GMBH
	3.750%, 06/01/21	EUR	1,645	$1,920,787
	Deutsche Telekom International Finance BV
Ω	1.950%, 09/19/21		2,535	2,542,497
	Dexia Credit Local SA
	2.000%, 01/22/21	EUR	2,400	2,723,417
	0.200%, 03/16/21	EUR	6,000	6,698,162
	0.625%, 01/21/22	EUR	750	847,972
	0.250%, 06/02/22	EUR	8,000	9,002,891
	0.750%, 01/25/23	EUR	1,200	1,374,786
	Discovery Communications LLC
#	3.300%, 05/15/22		6,000	6,196,816
	3.500%, 06/15/22		10,000	10,353,075
	3.250%, 04/01/23		1,489	1,549,809
	Dollar General Corp.
	3.250%, 04/15/23		8,009	8,330,759
	Dominion Energy Gas Holdings LLC
	2.800%, 11/15/20		5,000	5,033,890
(r)	2.494%, 06/15/21		18,669	18,765,020
	Dow Chemical Co. (The)
	3.000%, 11/15/22		9,897	10,183,142
	DXC Technology Co.
	4.450%, 09/18/22		1,250	1,321,741
	E*TRADE Financial Corp.
	2.950%, 08/24/22		4,060	4,154,073
	Eaton Corp.
	2.750%, 11/02/22		1,285	1,320,281
	eBay, Inc.
#	3.800%, 03/09/22		1,636	1,695,375
	Edison International
#	2.950%, 03/15/23		2,000	2,049,106
	Electricite de France SA
	2.750%, 03/10/23	EUR	11,700	14,124,634
	Electronic Arts, Inc.
	3.700%, 03/01/21		11,879	12,101,349
	EMD Finance LLC
Ω	2.400%, 03/19/20		1,755	1,755,469
	Enbridge, Inc.
#	2.900%, 07/15/22		18,189	18,616,111
	3.190%, 12/05/22	CAD	5,000	3,894,401
	Enel Finance International NV
Ω	2.875%, 05/25/22		2,200	2,244,211
	5.000%, 09/14/22	EUR	2,000	2,517,276
	Energy Transfer Operating L.P.
	4.650%, 06/01/21		1,180	1,211,544
	5.875%, 01/15/24		15,296	17,069,685
	Energy Transfer Partners L.P.
	3.600%, 02/01/23		2,000	2,069,720

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
Eni SpA
4.000%, 06/29/20	EUR	3,450	$3,891,343
1.750%, 01/18/24	EUR	4,406	5,244,341
Enterprise Products Operating LLC
3.350%, 03/15/23		6,000	6,252,932
Equifax, Inc.
3.950%, 06/15/23		10,000	10,664,896
Equinor ASA
2.900%, 11/08/20		5,259	5,310,052
Erste Abwicklungsanstalt
2.000%, 11/16/20		2,200	2,205,469
0.000%, 02/25/21	EUR	16,000	17,828,193
Erste Abwicklungsanstalt, Floating Rate Note, Update Replacements.xls: US0003M + 0.210%, FRN
(r) 2.095%, 03/09/20		14,200	14,205,254
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.100%, FRN
(r) 1.988%, 03/11/22		18,458	18,458,185
European Financial Stability Facility
1.625%, 07/17/20	EUR	1,312	1,468,765
0.100%, 01/19/21	EUR	12,600	14,054,654
0.000%, 11/17/22	EUR	47,387	53,267,799
0.500%, 01/20/23	EUR	11,000	12,551,501
European Investment Bank
1.625%, 03/16/20		7,000	7,000,140
5.000%, 12/01/20	SEK	24,630	2,659,300
0.500%, 07/19/22	SEK	40,000	4,186,943
European Investment Bank, Floating Rate Note, 3M USD LIBOR + 0.350%, FRN
(r) 1.061%, 06/29/23	GBP	1,653	2,190,077
European Stability Mechanism
0.100%, 07/31/23	EUR	7,000	7,916,657
European Stability Mechanism Treasury Bill
0.000%, 02/06/20	EUR	59,000	65,435,760
0.000%, 04/09/20	EUR	2,000	2,220,063
Eversource Energy
2.500%, 03/15/21		5,500	5,542,198
Exelon Corp.
2.850%, 06/15/20		1,399	1,402,830
2.450%, 04/15/21		447	450,055
Exelon Generation Co. LLC
3.400%, 03/15/22		1,600	1,649,134
			Face Amount^	Value†
			(000)
	FedEx Corp.
	1.000%, 01/11/23	EUR	21,955	$24,989,566
	Fluor Corp.
	1.750%, 03/21/23	EUR	40,276	44,996,388
	FMS Wertmanagement
	2.250%, 02/03/20		12,600	12,600,000
	0.000%, 03/30/20	EUR	3,000	3,329,344
	Fortune Brands Home & Security, Inc.
	3.000%, 06/15/20		6,500	6,521,593
	GATX Corp.
	4.750%, 06/15/22		12,125	12,868,906
	GE Capital European Funding Un, Ltd. Co.
	4.350%, 11/03/21	EUR	2,463	2,938,097
	0.800%, 01/21/22	EUR	1,750	1,970,174
	GE Capital International Funding Co., Unlimited Co.
#	2.342%, 11/15/20		11,684	11,723,776
	General Dynamics Corp.
#(r)	2.281%, 05/11/21		15,000	15,057,980
	General Electric Co.
	0.375%, 05/17/22	EUR	1,500	1,671,778
	General Mills, Inc.
	1.000%, 04/27/23	EUR	5,922	6,785,579
	General Motors Financial Co., Inc.
	3.200%, 07/06/21		12,709	12,909,054
#	3.450%, 01/14/22		14,123	14,462,962
	Gilead Sciences, Inc.
	4.500%, 04/01/21		1,198	1,230,732
	GlaxoSmithKline Capital, Inc.
#	2.800%, 03/18/23		5,700	5,892,920
	Global Payments, Inc.
	3.800%, 04/01/21		1,531	1,562,146
	Goldman Sachs Group, Inc.
	2.500%, 10/18/21	EUR	9,411	10,917,501
	Goldman Sachs Group, Inc. (The)
	2.750%, 09/15/20		10,000	10,047,560
	5.750%, 01/24/22		5,000	5,377,737
	3.250%, 02/01/23	EUR	12,360	15,028,741
	Harley-Davidson Financial Services, Inc.
Ω	2.150%, 02/26/20		21,047	21,046,459
Ω	2.550%, 06/09/22		11,012	11,121,537
	Hartford Financial Services Group, Inc. (The)
	5.500%, 03/30/20		4,600	4,625,944
	Hewlett Packard Enterprise Co.
	3.600%, 10/15/20		10,000	10,109,738
	HP, Inc.
	4.300%, 06/01/21		1,000	1,030,235

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	HSBC Bank P.L.C., Floating Rate Note, FRN
(r)	0.058%, 03/09/20	EUR	4,700	$5,214,743
	HSBC Holdings PLC, 3M USD LIBOR + 1.660%, FRN
(r)	3.569%, 05/25/21		34,826	35,486,506
	HSBC USA, Inc.
#	2.350%, 03/05/20		5,500	5,503,190
	Iberdrola International BV
	1.750%, 09/17/23	EUR	3,000	3,552,762
	IBM Credit LLC
#(r)	2.384%, 11/30/20		6,536	6,558,671
(r)	2.051%, 02/05/21		14,000	14,014,290
	IBM Credit LLC, 3M USD LIBOR + 0.260%, FRN
(r)	2.079%, 01/20/21		26,000	26,054,279
	ING Bank NV
Ω	2.750%, 03/22/21		6,000	6,074,872
	ING Bank NV, Floating Rate Note, FRN
(r)	0.017%, 11/26/21	EUR	15,400	17,171,420
	ING Groep NV
	1.000%, 09/20/23	EUR	4,200	4,813,297
	Integrys Holding, Inc.
	4.170%, 11/01/20		1,000	1,016,752
	Inter-American Development Bank
(r)	1.699%, 10/09/20		20,573	20,564,565
	Inter-American Development Bank, 3M USD LIBOR - 0.020%, FRN
(r)	1.774%, 10/25/21		15,000	14,988,750
	International Bank for Reconstruction & Development, Floating Rate Note, 1M USD LIBOR + 0.270%, FRN
(r)	0.997%, 05/15/24	GBP	4,182	5,521,171
	International Business Machines Corp.
	1.875%, 11/06/20	EUR	3,938	4,438,189
	1.250%, 05/26/23	EUR	4,000	4,636,226
	Intesa Sanpaolo SpA
	0.875%, 06/27/22	EUR	3,000	3,393,013
	Ireland Government Bond
	3.400%, 03/18/24	EUR	15,000	19,331,465
	John Deere Capital Corp.
#	2.050%, 03/10/20		8,620	8,623,603
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	15,011	17,210,410
	JPMorgan Chase & Co.
	3.875%, 09/23/20	EUR	5,150	5,862,677
			Face Amount^	Value†
			(000)
	2.550%, 10/29/20		11,000	$11,058,442
	2.625%, 04/23/21	EUR	3,000	3,441,343
	4.350%, 08/15/21		4,994	5,192,130
	0.625%, 01/25/24	EUR	14,800	16,796,377
	Kellogg Co.
	0.800%, 11/17/22	EUR	8,770	9,951,432
	Keurig Dr Pepper, Inc.
#	3.200%, 11/15/21		5,000	5,099,383
	2.700%, 11/15/22		2,000	2,034,360
	KeyCorp
	2.900%, 09/15/20		7,259	7,307,597
	5.100%, 03/24/21		8,008	8,308,234
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	1.871%, 04/15/21		3,000	3,000,154
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)	2.015%, 09/08/21		10,000	10,011,580
	Kommunekredit
	0.000%, 09/08/22	EUR	1,750	1,961,988
	Kommuninvest I Sverige AB
	1.000%, 09/15/21	SEK	360,000	37,962,188
	0.250%, 06/01/22	SEK	903,000	94,109,308
	0.750%, 02/22/23	SEK	150,000	15,853,285
	1.000%, 11/13/23	SEK	419,000	44,872,765
	Kreditanstalt fuer Wiederaufbau
	0.125%, 06/03/22	SEK	40,000	4,140,282
	Kreditanstalt Fuer Wiederaufbau
	1.500%, 04/20/20		18,500	18,495,974
	Kroger Co. (The)
	2.950%, 11/01/21		786	800,676
#	3.400%, 04/15/22		10,000	10,330,797
	Lam Research Corp.
#	2.750%, 03/15/20		8,942	8,947,356
	Landeskreditbank Baden-Wuerttemberg Foerderbank, 3M USD LIBOR + 0.120%, FRN
(r)	2.067%, 09/27/21		1,000	1,001,370
	Liberty Mutual Group, Inc.
Ω	5.000%, 06/01/21		2,500	2,598,802
#Ω	4.950%, 05/01/22		1,200	1,276,542
	Lincoln National Corp.
	6.250%, 02/15/20		3,215	3,218,743
	4.850%, 06/24/21		1,188	1,239,613
	Lloyds Bank P.L.C.
	2.700%, 08/17/20		1,600	1,608,307

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		10,250	$10,435,122
	3.000%, 01/11/22		27,304	27,850,073
Lockheed Martin Corp.
	2.500%, 11/23/20		4,500	4,525,796
Manufacturers & Traders Trust Co.
	2.500%, 05/18/22		1,780	1,812,303
Marsh & McLennan Cos., Inc.
	2.350%, 03/06/20		1,000	1,000,270
	2.750%, 01/30/22		4,650	4,737,767
Mastercard, Inc.
	1.100%, 12/01/22	EUR	15,162	17,385,417
McDonald's Corp.
#	3.500%, 07/15/20		4,928	4,972,898
	1.000%, 11/15/23	EUR	12,500	14,412,237
Medtronic Global Holdings SCA
	0.000%, 03/07/21	EUR	9,878	10,981,023
	0.000%, 12/02/22	EUR	3,438	3,826,753
Merck & Co., Inc.
	1.850%, 02/10/20		2,450	2,449,962
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		1,725	1,749,299
(r)	2.444%, 07/26/21		5,335	5,365,271
(r)	2.947%, 09/13/21		8,500	8,609,056
	0.680%, 01/26/23	EUR	15,142	17,149,244
	0.980%, 10/09/23	EUR	5,004	5,735,321
Mizuho Bank, Ltd.
Ω	2.700%, 10/20/20		13,642	13,732,769
Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		5,000	5,056,390
(r)	3.027%, 09/13/21		20,693	20,986,816
	2.953%, 02/28/22		600	613,784
Molson Coors Brewing Co.
	2.100%, 07/15/21		3,000	3,009,650
Mondelez International Holdings Netherlands BV
Ω	2.000%, 10/28/21		13,012	13,061,377
Mondelez International, Inc.
	2.375%, 01/26/21	EUR	700	795,277
Morgan Stanley
	5.375%, 08/10/20	EUR	1,700	1,940,019
	2.375%, 03/31/21	EUR	7,000	7,987,614
#(r)	3.219%, 04/21/21		15,237	15,471,078
	3.125%, 08/05/21	CAD	5,000	3,845,625
	1.000%, 12/02/22	EUR	600	685,186
	1.875%, 03/30/23	EUR	5,000	5,874,247
	1.750%, 03/11/24	EUR	18,985	22,503,110
			Face Amount^	Value†
			(000)
	Municipality Finance P.L.C.
	1.500%, 03/23/20		8,600	$8,598,074
	Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)	1.954%, 02/17/21		29,000	29,006,380
	Mylan N.V.
	3.150%, 06/15/21		1,500	1,523,863
	Mylan NV
#	3.750%, 12/15/20		781	791,814
	National Australia Bank, Ltd.
	3.000%, 05/12/21	AUD	6,000	4,111,301
	1.875%, 07/12/21		2,500	2,508,193
	2.800%, 01/10/22		17,631	17,990,669
	2.500%, 05/22/22		35,800	36,437,392
	0.350%, 09/07/22	EUR	7,800	8,767,404
	National Bank of Canada, 3M USD LIBOR + 0.400%, FRN
(r)Ω	2.328%, 03/21/21		14,390	14,397,950
	National Grid North America, Inc.
	0.750%, 08/08/23	EUR	25,400	28,910,218
	National Rural Utilities Cooperative Finance Corp.
(r)	2.336%, 06/30/21		2,500	2,507,901
	Natwest Markets PLC
	5.500%, 03/23/20	EUR	3,225	3,603,510
	NBCUniversal Enterprise, Inc.
(r)Ω	2.309%, 04/01/21		16,535	16,603,072
	Nederlandse Waterschapsbank NV
	1.625%, 03/04/20		30,000	30,000,000
	1.750%, 07/09/20	EUR	8,930	9,996,353
	Nederlandse Waterschapsbank NV, Floating Rate Note, Update Replacements.xls: US0003M + 0.010%, FRN
(r)	1.911%, 11/10/20		37,123	37,118,513
	Nestle Holdings, Inc.
	1.875%, 03/09/21		8,000	8,021,024
	NetApp, Inc.
#	3.375%, 06/15/21		8,650	8,807,030
	Newell Brands, Inc.
	4.000%, 06/15/22		9,181	9,478,727
	Newmont Corp.
	3.625%, 06/09/21		4,927	5,026,380
	Nissan Motor Acceptance Corp.
Ω	2.550%, 03/08/21		16,249	16,344,950

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Nissan Motor Acceptance Corp., 3M USD LIBOR + 0.630%, FRN
(r)Ω	2.558%, 09/21/21		7,000	$7,022,372
Nissan Motor Acceptance Corp., Floating Rate Note, 3M USD LIBOR + 0.390%, FRN
(r)	2.350%, 09/28/20		9,000	9,008,433
Nissan Motor Acceptance Corp., Floating Rate Note, FRN
(r)Ω	2.414%, 03/15/21		13,300	13,313,744
Nordea Bank AB
	1.000%, 02/22/23	EUR	3,000	3,439,999
Norfolk Southern Corp.
#	3.000%, 04/01/22		1,352	1,385,691
NRW Bank
	0.125%, 01/18/21	EUR	14,500	16,164,551
	0.125%, 07/07/23	EUR	4,000	4,515,775
NRW Bank, 3M USD LIBOR + 0.040%, FRN
(r)	1.944%, 02/08/21		22,200	22,194,006
NRW Bank, Floating Rate Note, FRN
(r)	1.970%, 12/17/21		10,000	10,005,800
Occidental Petroleum Corp.
	4.100%, 02/01/21		542	549,319
OeBB-Infrastruktur AG
	3.500%, 10/19/20	EUR	1,500	1,710,241
Omnicom Group, Inc. / Omnicom Capital, Inc.
	4.450%, 08/15/20		330	334,512
	3.625%, 05/01/22		1,595	1,658,901
OP Corporate Bank P.L.C.
	0.375%, 10/11/22	EUR	325	365,492
Oracle Corp.
	1.900%, 09/15/21		54,207	54,437,060
	2.500%, 05/15/22		2,329	2,371,267
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		15,000	15,393,454
Ω	4.250%, 01/17/23		9,025	9,631,550
Pernod Ricard SA
	2.000%, 06/22/20	EUR	700	778,619
Ω	5.750%, 04/07/21		620	648,934
Ω	4.450%, 01/15/22		18,077	18,994,347
Pfizer, Inc.
	1.950%, 06/03/21		3,447	3,467,007
#	2.200%, 12/15/21		9,400	9,521,392
	0.250%, 03/06/22	EUR	12,200	13,659,782
Philip Morris International, Inc.
	1.750%, 03/19/20	EUR	10,758	11,959,575
	2.875%, 05/30/24	EUR	5,000	6,208,260
			Face Amount^	Value†
			(000)
	PNC Bank NA
	2.300%, 06/01/20		200	$200,276
	2.600%, 07/21/20		4,800	4,815,467
	PPL Capital Funding, Inc.
	3.400%, 06/01/23		3,000	3,129,047
	Praxair, Inc.
	1.200%, 02/12/24	EUR	1,580	1,848,780
	Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	550	634,975
	Province of Alberta Canada
	1.350%, 09/01/21	CAD	17,500	13,167,183
	Province of Ontario Canada
	4.400%, 04/14/20		28,000	28,143,640
	1.875%, 05/21/20		15,000	15,006,335
	1.350%, 03/08/22	CAD	13,000	9,772,102
	3.150%, 06/02/22	CAD	17,300	13,530,315
	Province of Quebec Canada
#	3.500%, 07/29/20		16,443	16,589,972
	4.500%, 12/01/20	CAD	5,000	3,866,216
	Prudential Financial, Inc.
	5.375%, 06/21/20		1,700	1,724,689
#	4.500%, 11/15/20		5,801	5,926,661
	PSEG Power LLC
	5.125%, 04/15/20		11,108	11,177,818
	Puget Energy, Inc.
	6.500%, 12/15/20		1,363	1,416,859
	QUALCOMM, Inc.
#	2.250%, 05/20/20		5,078	5,085,959
	Republic Services, Inc.
#	3.550%, 06/01/22		2,000	2,072,770
	Rolls-Royce P.L.C.
	0.875%, 05/09/24	EUR	1,500	1,685,823
	Royal Bank of Canada
	2.125%, 03/02/20		17,338	17,343,548
	2.150%, 03/06/20		665	665,273
#	2.750%, 02/01/22		6,651	6,801,159
	1.968%, 03/02/22	CAD	10,000	7,575,336
	Royal Bank of Canada, 3M USD LIBOR + 0.240%, FRN
#(r)	2.034%, 10/26/20		41,500	41,551,018
	Royal Bank of Canada, 3M USD LIBOR + 0.390%, FRN
(r)	2.160%, 04/30/21		8,362	8,394,347
	Royal Bank of Canada, Floating Rate Note, 3M EURIBOR + 0.500%, FRN
(r)	0.110%, 07/24/20	EUR	2,000	2,223,090

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Royal Bank of Canada, Floating Rate Note, Update Replacements.xls: US0003M + 0.350%, FRN
(r)	2.222%, 07/08/21		3,050	$3,058,852
Royal Bank of Scotland Group P.L.C.
	2.500%, 03/22/23	EUR	5,000	5,938,017
Ryder System, Inc.
	2.650%, 03/02/20		7,000	7,000,759
	3.400%, 03/01/23		12,680	13,200,315
Sanofi
	0.000%, 03/21/22	EUR	1,500	1,674,304
	0.500%, 03/21/23	EUR	8,000	9,070,801
Santander Holdings USA, Inc.
#	2.650%, 04/17/20		3,000	3,003,151
#	3.400%, 01/18/23		18,560	19,177,113
Santander UK Group Holdings P.L.C.
	3.125%, 01/08/21		15,000	15,159,411
	2.875%, 08/05/21		1,000	1,012,336
Santander UK P.L.C.
	2.375%, 03/16/20		2,824	2,826,203
Sempra Energy
	2.850%, 11/15/20		5,400	5,434,844
Shell International Finance BV
	2.125%, 05/11/20		15,155	15,173,134
	2.250%, 11/10/20		12,956	13,006,046
	1.625%, 03/24/21	EUR	2,500	2,831,403
	1.875%, 05/10/21		17,301	17,364,598
	1.750%, 09/12/21		8,591	8,613,985
	1.000%, 04/06/22	EUR	1,000	1,138,905
Sherwin-Williams Co. (The)
	2.750%, 06/01/22		3,150	3,224,324
Siemens Financieringsmaatschappij NV
Ω	1.700%, 09/15/21		3,020	3,024,360
Skandinaviska Enskilda Banken AB
	1.250%, 08/05/22	GBP	2,000	2,653,888
Sky, Ltd.
	1.875%, 11/24/23	EUR	12,700	15,098,666
Societe Generale SA
Ω	2.625%, 09/16/20		17,000	17,090,080
Ω	2.500%, 04/08/21		4,200	4,236,349
Ω	3.250%, 01/12/22		2,000	2,052,119
	0.500%, 01/13/23	EUR	5,000	5,609,040
Southern Co. (The)
	2.750%, 06/15/20		9,683	9,703,767
Southern Power Co.
	1.000%, 06/20/22	EUR	17,310	19,648,945
Southwest Airlines Co.
	2.650%, 11/05/20		4,500	4,525,286
			Face Amount^	Value†
			(000)
	Spain Government Bond
Ω	5.400%, 01/31/23	EUR	17,000	$22,116,688
Ω	4.800%, 01/31/24	EUR	3,500	4,668,892
	Standard Chartered PLC
	1.625%, 06/13/21	EUR	2,400	2,723,018
	Starbucks Corp.
	2.100%, 02/04/21		1,770	1,776,719
	State of North Rhine-Westphalia Germany
	1.250%, 03/13/20	EUR	5,982	6,645,851
	0.200%, 04/17/23	EUR	9,000	10,180,975
	State of North Rhine-Westphalia Germany, Floating Rate Note, Update Replacements.xls: SONIO/N + 0.380%, FRN
(r)	1.091%, 10/15/24	GBP	4,000	5,281,292
	Stryker Corp.
	2.625%, 03/15/21		6,121	6,178,509
	1.125%, 11/30/23	EUR	7,278	8,406,023
	Sumitomo Mitsui Banking Corp.
(r)	2.213%, 10/16/20		5,000	5,009,670
	Sumitomo Mitsui Financial Group, Inc.
	2.934%, 03/09/21		4,000	4,055,668
(r)	3.565%, 03/09/21		11,647	11,832,179
	2.058%, 07/14/21		5,000	5,024,272
	2.784%, 07/12/22		1,150	1,176,668
	0.819%, 07/23/23	EUR	8,946	10,188,447
	Sumitomo Mitsui Financial Group, Inc., 3M USD LIBOR + 1.140%, FRN
(r)	2.959%, 10/19/21		705	714,946
	Sunoco Logistics Partners Operations L.P.
	3.450%, 01/15/23		9,515	9,771,069
	Svensk Export Credit AB, 3M USD LIBOR + 0.050%, FRN
(r)	1.944%, 12/14/20		22,250	22,257,342
	Svensk Exportkredit AB, 3M USD LIBOR + 0.012%, FRN
(r)	2.007%, 12/13/21		29,000	29,022,866
	Svenska Handelsbanken AB
	2.450%, 03/30/21		1,930	1,948,612
(r)	2.379%, 05/24/21		6,625	6,654,630
	0.250%, 02/28/22	EUR	13,000	14,552,189
	2.625%, 08/23/22	EUR	3,000	3,562,724

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Swedbank AB
	0.300%, 09/06/22	EUR	12,020	$13,453,925
	0.250%, 11/07/22	EUR	1,200	1,342,307
	0.400%, 08/29/23	EUR	250	281,469
	Sysco Corp.
#	2.600%, 10/01/20		16,190	16,270,348
	Takeda Pharmaceutical Co. Ltd.
	1.125%, 11/21/22	EUR	1,200	1,373,316
	Takeda Pharmaceutical Co., Ltd.
	0.375%, 11/21/20	EUR	25,680	28,559,739
Ω	1.125%, 11/21/22	EUR	1,150	1,316,094
	Telefoica Emisiones Sau Co.
	5.597%, 03/12/20	GBP	6,000	7,958,494
	0.318%, 10/17/20	EUR	11,800	13,134,891
	Telefonica Emisiones SA
	5.134%, 04/27/20		10,180	10,255,434
	3.961%, 03/26/21	EUR	1,100	1,277,902
	3.987%, 01/23/23	EUR	7,800	9,696,183
	1.069%, 02/05/24	EUR	1,300	1,503,135
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	3,180	3,579,446
	Toronto-Dominion Bank (The)
	2.500%, 12/14/20		20,000	20,142,317
	0.625%, 03/08/21	EUR	3,000	3,359,222
	1.800%, 07/13/21		12,605	12,653,790
	1.994%, 03/23/22	CAD	15,000	11,369,805
	Toronto-Dominion Bank (The), 3M USD LIBOR + 0.260%, FRN
(r)	2.160%, 09/17/20		26,314	26,355,837
	Toronto-Dominion Bank (The), 3M USD LIBOR + 0.280%, FRN
(r)	2.168%, 06/11/20		11,121	11,133,722
	Toronto-Dominion Bank (The), 3M USD LIBOR + 0.430%, FRN
(r)	2.318%, 06/11/21		15,246	15,319,997
	Toronto-Dominion Bank (The), 3M USD LIBOR + 1.000%, FRN
(r)	2.874%, 04/07/21		6,116	6,180,244
	Total Capital International SA
	2.750%, 06/19/21		2,000	2,032,622
	2.875%, 02/17/22		1,416	1,452,152
	0.250%, 07/12/23	EUR	500	563,231
		Face Amount^	Value†
		(000)
Total Capital SA
4.125%, 01/28/21		10,000	$10,253,599
Toyota Credit Canada, Inc.
2.050%, 05/20/20	CAD	3,092	2,337,364
2.020%, 02/28/22	CAD	10,000	7,572,465
2.350%, 07/18/22	CAD	10,000	7,634,955
Toyota Finance Australia, Ltd.
0.000%, 04/09/21	EUR	500	555,929
Toyota Motor Credit Corp.
# 1.900%, 04/08/21		32,876	32,990,821
# 2.600%, 01/11/22		5,277	5,376,131
0.750%, 07/21/22	EUR	6,700	7,612,385
2.375%, 02/01/23	EUR	2,000	2,389,447
Toyota Motor Credit Corp., 3M USD LIBOR + 0.150%, FRN
(r) 2.028%, 10/09/20		500	500,409
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r) 2.412%, 01/08/21		1,300	1,305,031
Toyota Motor Finance Netherlands BV
0.250%, 01/10/22	EUR	2,000	2,238,483
TransCanada PipeLines, Ltd.
2.500%, 08/01/22		300	304,544
Truist Financial Corp.
2.900%, 03/03/21		7,565	7,658,246
Tupperware Brands Corp.
# 4.750%, 06/01/21		1,905	1,880,471
UBS AG Stamford CT
2.350%, 03/26/20		6,079	6,084,471
UBS Group Funding Switzerland AG
1.750%, 11/16/22	EUR	9,052	10,532,539
2.125%, 03/04/24	EUR	5,000	5,999,958
UBS Group Funding Switzerland AG, Floating Rate Note, Update Replacements.xls: US0003M + 1.780%, FRN
(r) 3.618%, 04/14/21		3,900	3,977,489
Unedic Asseo
0.875%, 10/25/22	EUR	27,300	31,333,842
United Kingdom Treasury Bill
0.000%, 03/02/20	GBP	26,000	34,313,481
United Parcel Service, Inc.
0.375%, 11/15/23	EUR	2,000	2,257,594

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	United Technologies Corp.
	1.250%, 05/22/23	EUR	3,825	$4,404,816
	1.150%, 05/18/24	EUR	5,950	6,879,493
	UnitedHealth Group, Inc.
	4.700%, 02/15/21		925	946,919
#	2.375%, 10/15/22		6,225	6,334,168
	Verizon Communications, Inc.
	1.625%, 03/01/24	EUR	5,000	5,939,226
	ViacomCBS, Inc.
#	3.375%, 03/01/22		5,000	5,138,767
	Vodafone Group P.L.C.
	1.750%, 08/25/23	EUR	5,600	6,627,203
	Volkswagen Bank GMBH
	1.250%, 06/10/24	EUR	6,900	7,926,629
	Volkswagen Financial Services AG
	0.875%, 04/12/23	EUR	5,000	5,662,263
	1.375%, 10/16/23	EUR	12,000	13,836,094
	Volkswagen Group of America Finance LLC
Ω	2.400%, 05/22/20		5,911	5,919,615
Ω	4.000%, 11/12/21		3,000	3,106,880
	Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	4,200	4,753,190
	Volkswagen Leasing GmbH
	2.125%, 04/04/22	EUR	2,496	2,891,272
	Walgreen Co.
#	3.100%, 09/15/22		4,127	4,244,991
	Walgreens Boots Alliance, Inc.
	3.300%, 11/18/21		4,000	4,084,203
	Walt Disney Co. (The)
	5.650%, 08/15/20		4,210	4,297,547
	WEC Energy Group, Inc.
#	2.450%, 06/15/20		14,176	14,203,327
	Wells Fargo & Co.
	2.250%, 09/03/20	EUR	10,552	11,874,299
	2.550%, 12/07/20		11,690	11,762,891
#(r)	3.240%, 03/04/21		15,234	15,435,839
(r)	2.819%, 07/26/21		3,400	3,440,601
	1.500%, 09/12/22	EUR	2,700	3,117,433
	2.250%, 05/02/23	EUR	5,700	6,785,194
	Western Australian Treasury Corp.
	2.750%, 10/20/22	AUD	27,000	18,984,656
	Westpac Banking Corp.
#	2.600%, 11/23/20		29,052	29,264,558
	2.100%, 05/13/21		5,632	5,661,641
#	2.800%, 01/11/22		15,512	15,836,832
	2.500%, 06/28/22		3,140	3,193,187
	Whirlpool Corp.
	3.700%, 03/01/23		1,525	1,603,051
		Face Amount^	Value†
		(000)
	Williams Partners LP
	3.350%, 08/15/22	4,600	$4,736,953
	Xcel Energy, Inc.
	2.400%, 03/15/21	4,070	4,099,026
	Zimmer Biomet Holdings, Inc.
	2.700%, 04/01/20	4,632	4,634,918
	Zoetis, Inc.
#	3.450%, 11/13/20	12,400	12,534,137
	3.250%, 02/01/23	3,015	3,132,706
	TOTAL BONDS		4,931,298,892
U.S. TREASURY OBLIGATIONS — (14.9%)
	U.S. Treasury Notes, 3M USTMMR + 0.115%, FRN
(r)	1.651%, 01/31/21	75,000	75,024,320
	U.S. Treasury Notes, 3M USTMMR + 0.139%, FRN
(r)	1.675%, 04/30/21	411,000	411,147,791
	U.S. Treasury Notes, 3M USTMMR + 0.220%, FRN
(r)	1.756%, 07/31/21	504,200	504,988,493
	TOTAL U.S. TREASURY OBLIGATIONS		991,160,604
CERTIFICATES OF DEPOSIT — (0.3%)
	Oversea-Chinese Banking Corp., Ltd., Floating Rate Note, 1M USD LIBOR + 0.260%, FRN
(r)Ω	1.936%, 05/15/20	20,000	20,000,000
	TOTAL INVESTMENT SECURITIES (Cost $5,965,207,904)		5,942,459,496

COMMERCIAL PAPER — (10.6%)
BANK OF NOVA SCOTIA/THE
Ω	1.793%, 08/17/20	33,000	32,678,217
	1.780%, 10/08/20	20,000	19,752,347
	BNG Bank NV 1.710%, 08/21/20	40,000	39,622,420
	Intesa Funding Llc 2.296%, 04/20/20	3,000	2,986,447
	LANDESBANK HESSEN-THURINGEN 1.880%, 04/24/20	25,000	24,903,750
	Nederlandse Wtrschbnk 1.850%, 03/12/20	30,000	29,945,333
	NEDERLANDSE WTRSCHBNK 1.790%, 03/05/20	61,600	61,506,916
NRW. BANK
	1.860%, 02/27/20	17,000	16,979,676
	1.820%, 03/16/20	50,000	49,899,687

DFA Short-Term Extended Quality Portfolio
CONTINUED
	FaceAmount^	Value†
	(000)
1.820%, 04/20/20	80,000	$79,710,222
PFIZER INC 1.800%, 03/03/20	25,000	24,967,778
Pfizer, Inc. 1.888%, 03/02/20	137,000	136,828,940
PSP CAPITAL INC. 1.820%, 03/17/20	29,300	29,240,847
QUEENSLAND TREASURY
1.710%, 05/04/20	7,000	6,971,176
1.750%, 05/07/20	60,000	59,742,950
TORONTO DOMINION BANK
1.840%, 04/02/20	70,000	69,803,735
1.770%, 04/06/20	5,000	4,985,113
	FaceAmount^	Value†
	(000)
WALT DISNEY CO 1.890%, 02/10/20	20,250	$20,241,068
TOTAL COMMERCIAL PAPER		710,766,622

		Shares
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	2,313,397	26,770,635
TOTAL INVESTMENTS — (100.0%)
(Cost $6,702,562,725)^^			$6,679,996,753

As of January 31, 2020, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	140,390,912	EUR	125,152,684	JP Morgan	02/05/20	$1,581,989
USD	3,932,576	CAD	5,130,467	State Street Bank and Trust	02/10/20	55,932
USD	89,160,187	CAD	116,329,748	State Street Bank and Trust	02/10/20	1,259,997
USD	80,206,412	SEK	761,944,566	HSBC Bank	02/11/20	1,032,646
USD	141,209,312	EUR	127,043,550	JP Morgan	02/11/20	252,015
USD	67,220,801	SEK	635,947,979	State Street Bank and Trust	02/14/20	1,129,975
USD	2,772,540	SEK	26,643,711	State Street Bank and Trust	02/20/20	2,809
USD	7,265,046	DKK	48,744,421	JP Morgan	02/20/20	22,790
USD	65,573,188	SEK	621,832,380	Citibank, N.A.	02/20/20	930,966
USD	113,327,034	EUR	101,779,398	Citibank, N.A.	02/20/20	338,400
USD	99,305,299	EUR	89,411,988	State Street Bank and Trust	02/21/20	40,036
USD	14,277,373	EUR	12,841,412	State Street Bank and Trust	02/28/20	14,696
USD	99,336,597	EUR	88,136,665	State Street Bank and Trust	02/28/20	1,445,120
USD	143,538,320	EUR	127,595,992	State Street Bank and Trust	03/27/20	1,575,824
USD	146,290,664	EUR	130,190,569	State Street Bank and Trust	04/06/20	1,352,171
USD	25,904,142	EUR	23,141,101	State Street Bank and Trust	04/14/20	129,213
USD	98,492,967	EUR	88,066,147	JP Morgan	04/14/20	403,483
USD	144,614,776	EUR	129,449,820	State Street Bank and Trust	04/16/20	414,121
USD	46,354,480	AUD	68,504,933	Citibank, N.A.	04/27/20	424,662
Total Appreciation						$12,406,845
USD	86,105,086	GBP	65,641,104	State Street Bank and Trust	02/07/20	$(580,732)
USD	9,052,567	EUR	8,206,589	HSBC Bank	02/21/20	(58,395)
USD	12,180,312	EUR	11,040,695	State Street Bank and Trust	02/21/20	(77,076)
USD	136,490,457	EUR	123,591,575	State Street Bank and Trust	02/26/20	(763,153)
USD	142,122,511	EUR	128,929,597	State Street Bank and Trust	02/27/20	(1,067,991)
USD	115,204,672	EUR	103,856,791	Barclays Capital	04/23/20	(535,432)
Total (Depreciation)						$(3,082,779)
Total Appreciation (Depreciation)						$9,324,066

DFA Short-Term Extended Quality Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$4,931,298,892	—	$4,931,298,892
U.S. Treasury Obligations	—	991,160,604	—	991,160,604
Certificates of Deposit	—	20,000,000	—	20,000,000
Commercial Paper	—	710,766,622	—	710,766,622
Securities Lending Collateral	—	26,770,635	—	26,770,635
Forward Currency Contracts**	—	9,324,066	—	9,324,066
TOTAL	—	$6,689,320,819	—	$6,689,320,819
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (6.1%)
	Federal Farm Credit Bank
	2.630%, 08/03/26	3,173	$3,376,584
	5.770%, 01/05/27	1,058	1,347,314
	Federal Home Loan Bank
	3.000%, 03/10/28	1,955	2,149,914
	3.250%, 06/09/28	570	636,337
	3.250%, 11/16/28	15,100	17,027,471
	2.125%, 09/14/29	5,000	5,173,763
	2.125%, 12/14/29	5,000	5,151,845
	Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29	5,000	7,216,765
	6.750%, 03/15/31	6,000	8,982,534
#	6.250%, 07/15/32	16,000	23,869,284
	Federal National Mortgage Association
	6.250%, 05/15/29	12,275	17,043,242
	7.125%, 01/15/30	3,000	4,470,600
	7.250%, 05/15/30	11,000	16,656,059
	6.625%, 11/15/30	10,000	14,705,826
	Tennessee Valley Authority
	7.125%, 05/01/30	2,000	2,992,810
	TOTAL AGENCY OBLIGATIONS		130,800,348
BONDS — (85.2%)
	3M Co.
	2.875%, 10/15/27	17,127	18,101,870
	3.375%, 03/01/29	5,000	5,445,545
#	2.375%, 08/26/29	11,000	11,159,264
	AbbVie, Inc.
	3.600%, 05/14/25	4,500	4,808,917
#	4.250%, 11/14/28	4,000	4,490,545
	Activision Blizzard, Inc.
	3.400%, 06/15/27	600	641,946
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25	1,410	1,502,562
	Agilent Technologies, Inc.
	2.750%, 09/15/29	1,400	1,434,650
	Ahold Finance USA LLC
	6.875%, 05/01/29	388	526,337
	Airbus SE
Ω	3.150%, 04/10/27	1,000	1,063,884
	Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	1,185	1,263,006
	Allergan Funding SCS
	3.800%, 03/15/25	4,592	4,931,485
	Allstate Corp. (The)
	5.350%, 06/01/33	1,900	2,505,218
		Face Amount	Value†
		(000)

	Altria Group, Inc.
	4.800%, 02/14/29	4,000	$4,534,100
	Ameren Corp.
	3.650%, 02/15/26	1,890	2,015,567
	American Express Credit Corp.
	3.300%, 05/03/27	8,500	9,190,641
	American Honda Finance Corp.
#	2.300%, 09/09/26	1,500	1,528,301
	American International Group, Inc.
	3.900%, 04/01/26	5,000	5,472,933
	Ameriprise Financial, Inc.
#	2.875%, 09/15/26	1,000	1,048,780
	AmerisourceBergen Corp.
#	3.450%, 12/15/27	8,000	8,519,183
	Amgen, Inc.
	2.600%, 08/19/26	5,776	5,959,178
	Amphenol Corp.
	2.800%, 02/15/30	6,000	6,102,795
	Analog Devices, Inc.
	3.900%, 12/15/25	4,502	4,929,483
	Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28	7,000	7,854,581
#	4.900%, 01/23/31	8,000	9,749,352
	Anthem, Inc.
	3.650%, 12/01/27	555	599,574
	4.101%, 03/01/28	5,000	5,531,526
	ANZ New Zealand International Ltd.
Ω	3.450%, 07/17/27	15,000	16,253,528
	Aon Corp.
#	3.750%, 05/02/29	5,800	6,395,131
	AP Moller - Maersk A.S.
Ω	3.875%, 09/28/25	1,914	2,035,058
	Apple, Inc.
	3.350%, 02/09/27	13,200	14,331,562
	3.200%, 05/11/27	13,405	14,468,995
#	3.000%, 06/20/27	6,800	7,271,637
	2.900%, 09/12/27	551	585,932
	3.000%, 11/13/27	11,000	11,771,283
#	2.200%, 09/11/29	5,000	5,044,893
	Applied Materials, Inc.
	3.300%, 04/01/27	1,111	1,200,902
	Archer-Daniels-Midland Co.
	2.500%, 08/11/26	5,613	5,804,798
	Arrow Electronics, Inc.
	3.875%, 01/12/28	5,330	5,613,857
	AstraZeneca P.L.C.
	4.000%, 01/17/29	3,000	3,413,945
	AT&T, Inc.
	3.800%, 02/15/27	2,000	2,181,763

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Autodesk, Inc.
	3.500%, 06/15/27	5,375	$5,766,018
Avnet, Inc.
	4.625%, 04/15/26	5,850	6,423,588
AXIS Specialty Finance P.L.C.
	4.000%, 12/06/27	4,780	5,255,663
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
#	3.337%, 12/15/27	10,970	11,599,794
#	3.138%, 11/07/29	2,000	2,089,494
Banco Santander SA
#	3.800%, 02/23/28	5,800	6,277,136
Bank of America Corp., 3M USD LIBOR + 1.040%, FRN
(r)	3.419%, 12/20/28	2,918	3,135,940
Barclays P.L.C.
	3.650%, 03/16/25	6,080	6,445,186
	4.375%, 01/12/26	2,700	2,973,764
BAT International Finance P.L.C.
#	3.950%, 06/15/25	1,500	1,615,207
Baxter International, Inc.
	2.600%, 08/15/26	7,018	7,203,627
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25	3,984	4,534,225
#Ω	4.375%, 12/15/28	7,000	7,883,979
Berkshire Hathaway, Inc.
	3.125%, 03/15/26	2,552	2,733,078
Best Buy Co., Inc.
	4.450%, 10/01/28	5,000	5,610,196
Biogen, Inc.
	4.050%, 09/15/25	3,000	3,309,910
Black Hills Corp.
	4.350%, 05/01/33	8,837	10,284,912
BlackRock, Inc.
	3.200%, 03/15/27	17,645	19,208,441
#	3.250%, 04/30/29	2,000	2,188,525
BMW US Capital LLC
Ω	2.800%, 04/11/26	5,500	5,687,750
Ω	3.300%, 04/06/27	4,000	4,283,943
BNP Paribas SA
#Ω	3.500%, 11/16/27	8,631	9,185,576
Boeing Co. (The)
#	6.125%, 02/15/33	3,335	4,432,813
	3.600%, 05/01/34	2,000	2,165,062
BP Capital Markets America, Inc.
	3.017%, 01/16/27	7,600	7,948,910
Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27	6,075	6,373,585
CA, Inc.
	4.700%, 03/15/27	7,900	8,740,232
Campbell Soup Co.
	4.150%, 03/15/28	5,571	6,170,729
		Face Amount	Value†
		(000)

	Canadian Natural Resources, Ltd.
	7.200%, 01/15/32	2,950	$4,020,372
	6.450%, 06/30/33	6,229	8,253,133
	Canadian Pacific Railway Co.
	3.700%, 02/01/26	2,115	2,296,240
	Capital One Financial Corp.
	3.750%, 03/09/27	2,000	2,165,403
	Cardinal Health, Inc.
#	3.410%, 06/15/27	10,000	10,457,189
	CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	3,000	3,330,295
	CenterPoint Energy, Inc.
#	2.950%, 03/01/30	2,000	2,054,723
	Cigna Corp.
Ω	3.250%, 04/15/25	2,750	2,882,880
Ω	3.400%, 03/01/27	3,500	3,712,371
#	4.375%, 10/15/28	5,000	5,642,237
	Cincinnati Financial Corp.
	6.920%, 05/15/28	900	1,209,344
	Citigroup, Inc.
	3.750%, 06/16/24	10	10,747
	Clorox Co. (The)
	3.900%, 05/15/28	1,000	1,131,561
	CME Group, Inc.
	3.750%, 06/15/28	6,132	6,903,018
	CMS Energy Corp.
	3.600%, 11/15/25	2,800	3,010,396
	CNA Financial Corp.
	4.500%, 03/01/26	6,830	7,640,621
	CNO Financial Group, Inc.
	5.250%, 05/30/29	2,750	3,100,625
	Coca-Cola Co. (The)
#	2.900%, 05/25/27	8,000	8,590,728
	Comcast Corp.
	3.150%, 03/01/26	4,000	4,253,924
	4.250%, 01/15/33	4,000	4,766,163
	7.050%, 03/15/33	5,337	7,938,531
	Commonwealth Bank of Australia
Ω	2.850%, 05/18/26	13,373	13,899,952
	ConocoPhillips
#	5.900%, 10/15/32	8,000	10,818,644
	ConocoPhillips Co.
#	4.950%, 03/15/26	5,000	5,830,238
	Credit Agricole SA
	3.875%, 04/15/24	78	84,114
	CRH America Finance, Inc.
Ω	3.950%, 04/04/28	2,280	2,511,430
	CSX Corp.
#	2.400%, 02/15/30	2,000	2,010,149
	CVS Health Corp.
	3.250%, 08/15/29	7,000	7,261,396
	Daimler Finance North America LLC
	8.500%, 01/18/31	9,188	13,968,411

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Danske Bank A.S.
Ω	4.375%, 06/12/28	6,000	$6,601,181
	Deere & Co.
	5.375%, 10/16/29	650	830,472
	Diageo Capital PLC
#	2.375%, 10/24/29	5,000	5,087,432
	Discovery Communications LLC
	4.900%, 03/11/26	4,000	4,544,265
	Dollar Tree, Inc.
	4.200%, 05/15/28	10,000	10,985,594
	Dominion Energy, Inc.
	3.900%, 10/01/25	4,000	4,368,318
	Dover Corp.
#	3.150%, 11/15/25	2,100	2,223,578
	Dow Chemical Co. (The)
	7.375%, 11/01/29	1,000	1,372,721
	DTE Energy Co.
	2.850%, 10/01/26	945	976,954
	6.375%, 04/15/33	10,407	14,130,042
	DXC Technology Co.
#	4.750%, 04/15/27	8,000	8,765,274
	E*TRADE Financial Corp.
	4.500%, 06/20/28	2,500	2,808,622
	Eaton Corp.
	4.000%, 11/02/32	12,600	14,788,703
	eBay, Inc.
	3.600%, 06/05/27	2,000	2,126,040
	Ecolab, Inc.
	2.700%, 11/01/26	2,000	2,104,252
	Electricite de France SA
#Ω	3.625%, 10/13/25	5,797	6,274,096
#	3.625%, 10/13/25	2,000	2,164,601
	Electronic Arts, Inc.
	4.800%, 03/01/26	2,200	2,538,444
	Enbridge, Inc.
#	3.700%, 07/15/27	3,000	3,210,824
	Enel Finance International NV
Ω	3.500%, 04/06/28	8,000	8,449,730
Ω	4.875%, 06/14/29	4,000	4,658,353
	Energy Transfer Operating L.P.
	4.750%, 01/15/26	4,000	4,379,709
#	4.200%, 04/15/27	2,000	2,132,187
	Enterprise Products Operating LLC
#	3.700%, 02/15/26	6,000	6,503,958
	6.875%, 03/01/33	2,035	2,825,611
	6.650%, 10/15/34	1,500	2,086,635
	Exelon Corp.
	3.400%, 04/15/26	5,400	5,778,174
	Exxon Mobil Corp.
	3.043%, 03/01/26	20,686	22,007,215
#	2.440%, 08/16/29	7,000	7,191,718
	Fairfax Financial Holdings Ltd.
	4.850%, 04/17/28	400	449,112
	FedEx Corp.
#	3.400%, 02/15/28	3,000	3,156,805
		Face Amount	Value†
		(000)

	3.100%, 08/05/29	1,500	$1,528,914
	4.900%, 01/15/34	7,988	9,335,105
	Fifth Third Bancorp
	3.950%, 03/14/28	2,943	3,310,160
	FirstEnergy Corp.
	7.375%, 11/15/31	2,000	2,897,216
	Fluor Corp.
#	4.250%, 09/15/28	5,000	5,145,694
	FMR LLC
Ω	4.950%, 02/01/33	5,000	6,377,693
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	2,700	2,822,839
	GATX Corp.
	3.250%, 03/30/25	2,820	2,934,541
	3.250%, 09/15/26	2,200	2,280,722
	General Dynamics Corp.
	2.125%, 08/15/26	6,500	6,587,035
	General Electric Co.
	6.750%, 03/15/32	9,273	12,404,750
	General Mills, Inc.
#	4.200%, 04/17/28	3,000	3,414,493
	General Motors Financial Co., Inc.
	5.250%, 03/01/26	7,000	7,864,846
	4.350%, 01/17/27	3,000	3,221,007
	Georgia Power Co.
#	3.250%, 04/01/26	3,000	3,170,767
	2.650%, 09/15/29	5,000	5,079,870
	Georgia-Pacific LLC
	7.750%, 11/15/29	4,960	7,201,693
	Gilead Sciences, Inc.
	3.650%, 03/01/26	2,000	2,173,134
	GlaxoSmithKline Capital, Inc.
#	3.875%, 05/15/28	2,800	3,161,674
	5.375%, 04/15/34	8,000	10,806,796
	Global Payments, Inc.
	4.800%, 04/01/26	5,970	6,764,453
	4.450%, 06/01/28	1,071	1,212,232
	Goldman Sachs Group, Inc. (The)
	3.750%, 02/25/26	1,100	1,190,765
#	6.125%, 02/15/33	10,000	13,843,886
	Halliburton Co.
	3.800%, 11/15/25	4,124	4,462,060
	Harley-Davidson, Inc.
#	3.500%, 07/28/25	5,980	6,326,920
	Hasbro, Inc.
	3.500%, 09/15/27	2,820	2,896,541
	Hewlett Packard Enterprise Co.
	4.900%, 10/15/25	8,542	9,660,679
	Honeywell International, Inc.
	2.500%, 11/01/26	1,000	1,038,750
	HSBC Holdings P.L.C.
	4.300%, 03/08/26	4,000	4,437,653
	Husky Energy, Inc.
	4.400%, 04/15/29	3,000	3,286,701

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	ING Groep NV
	3.950%, 03/29/27	6,550	$7,244,274
	Intel Corp.
	4.000%, 12/15/32	2,000	2,363,201
	Inter-American Development Bank
	6.750%, 07/15/27	1,058	1,398,781
	International Business Machines Corp.
#	3.300%, 01/27/27	3,191	3,450,861
	5.875%, 11/29/32	66	90,321
	International Paper Co.
	3.800%, 01/15/26	578	629,595
	Janus Capital Group, Inc.
	4.875%, 08/01/25	2,000	2,230,968
	Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27	3,000	3,330,533
	Johnson & Johnson
	2.450%, 03/01/26	8,500	8,820,865
	2.900%, 01/15/28	8,000	8,530,672
	6.950%, 09/01/29	1,000	1,418,348
#	4.950%, 05/15/33	2,800	3,605,773
	Juniper Networks, Inc.
#	3.750%, 08/15/29	7,000	7,435,344
	Kellogg Co.
	3.250%, 04/01/26	6,741	7,173,082
#	4.300%, 05/15/28	3,000	3,421,975
	7.450%, 04/01/31	1,100	1,586,767
	Keurig Dr Pepper, Inc.
#	3.400%, 11/15/25	1,660	1,771,179
	KeyCorp
#	2.550%, 10/01/29	9,783	9,843,018
	Kraft Heinz Foods Co.
#	3.950%, 07/15/25	8,000	8,577,650
#	4.625%, 01/30/29	4,000	4,504,585
	Kroger Co. (The)
#	7.500%, 04/01/31	7,725	10,936,590
	Laboratory Corp. of America Holdings
	3.600%, 09/01/27	3,100	3,339,645
	Lam Research Corp.
#	4.000%, 03/15/29	2,000	2,256,453
	Las Vegas Sands Corp.
	3.900%, 08/08/29	1,000	1,051,572
	Lazard Group LLC
#	4.500%, 09/19/28	2,000	2,289,144
	Lear Corp.
#	3.800%, 09/15/27	1,000	1,043,383
	4.250%, 05/15/29	1,000	1,066,996
	Legg Mason, Inc.
	4.750%, 03/15/26	3,205	3,616,564
	Leggett & Platt, Inc.
	4.400%, 03/15/29	11,000	12,292,316
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	5,000	5,765,000
	Lincoln National Corp.
	3.050%, 01/15/30	8,500	8,848,470
		Face Amount	Value†
		(000)

	Lloyds Banking Group P.L.C.
	3.750%, 01/11/27	5,000	$5,376,773
	4.375%, 03/22/28	4,000	4,517,164
	Loews Corp.
	3.750%, 04/01/26	5,500	6,024,170
	LYB International Finance II BV
#	3.500%, 03/02/27	2,000	2,124,924
	Macquarie Bank, Ltd.
#Ω	3.900%, 01/15/26	5,000	5,453,936
	Marathon Petroleum Corp.
	5.125%, 12/15/26	350	403,192
	Markel Corp.
	3.350%, 09/17/29	8,500	8,997,459
	Marriott International, Inc.
#	4.000%, 04/15/28	2,000	2,189,513
	Mars, Inc.
#Ω	3.600%, 04/01/34	12,159	13,876,083
	Marsh & McLennan Cos. Inc.
	4.375%, 03/15/29	2,000	2,308,200
	Marsh & McLennan Cos., Inc.
	5.875%, 08/01/33	2,500	3,318,680
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27	2,950	3,135,416
	McDonald's Corp.
#	3.700%, 01/30/26	2,129	2,324,525
	McKesson Corp.
	3.950%, 02/16/28	1,000	1,090,221
	4.750%, 05/30/29	3,100	3,556,804
	Merck Sharp & Dohme Corp.
#	6.400%, 03/01/28	6,591	8,520,064
	MetLife, Inc.
#	6.500%, 12/15/32	300	435,603
	Microsoft Corp.
#	3.300%, 02/06/27	30,600	33,506,490
	Mitsubishi UFJ Financial Group, Inc.
	3.850%, 03/01/26	7,000	7,669,309
	3.677%, 02/22/27	2,000	2,180,522
	Mizuho Financial Group, Inc.
#	2.839%, 09/13/26	10,000	10,307,288
	Molson Coors Beverage Co.
#	3.000%, 07/15/26	2,000	2,057,182
	Morgan Stanley
	3.875%, 01/27/26	3,000	3,286,778
	3.625%, 01/20/27	6,400	6,938,711
	7.250%, 04/01/32	4,000	5,893,313
	Mosaic Co. (The)
#	4.050%, 11/15/27	4,000	4,286,616
	Motorola Solutions, Inc.
	4.600%, 05/23/29	10,500	11,809,329
	MPLX L.P.
	4.125%, 03/01/27	7,000	7,420,574
	Mylan NV
	3.950%, 06/15/26	5,000	5,337,922
	National Australia Bank, Ltd.
Ω	3.500%, 01/10/27	14,790	16,116,376

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	National Oilwell Varco, Inc.
#	3.600%, 12/01/29	5,000	$5,046,415
	Nationwide Building Society
Ω	3.900%, 07/21/25	7,000	7,669,589
	NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27	2,000	2,166,987
#	2.750%, 11/01/29	2,000	2,044,557
	NIKE, Inc.
	2.375%, 11/01/26	1,500	1,553,932
	Noble Energy, Inc.
#	3.850%, 01/15/28	2,000	2,114,514
	Nordstrom, Inc.
	4.000%, 03/15/27	4,412	4,672,734
	6.950%, 03/15/28	282	346,679
	4.375%, 04/01/30	2,000	2,084,117
	Norfolk Southern Corp.
	5.640%, 05/17/29	2,048	2,530,675
	Novartis Capital Corp.
#	3.100%, 05/17/27	21,278	22,924,035
	Nucor Corp.
	3.950%, 05/01/28	6,000	6,695,792
	Occidental Petroleum Corp.
#	3.400%, 04/15/26	5,280	5,515,908
	ONEOK, Inc.
	4.000%, 07/13/27	3,915	4,217,459
	Oracle Corp.
	2.650%, 07/15/26	3,000	3,131,588
	3.250%, 11/15/27	22,400	24,252,588
#	3.250%, 05/15/30	7,966	8,734,383
	O'Reilly Automotive, Inc.
	3.600%, 09/01/27	3,900	4,254,381
	Parker-Hannifin Corp.
#	3.250%, 06/14/29	2,850	3,060,080
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26	4,000	4,184,756
	PerkinElmer, Inc.
	3.300%, 09/15/29	1,700	1,778,022
	Pfizer, Inc.
#	2.750%, 06/03/26	3,520	3,699,715
	3.000%, 12/15/26	11,817	12,597,587
	3.450%, 03/15/29	5,000	5,514,215
	Philip Morris International, Inc.
#	3.375%, 08/15/29	3,000	3,242,920
	Phillips 66 Partners L.P.
	3.550%, 10/01/26	4,550	4,862,909
#	3.150%, 12/15/29	2,000	2,015,230
	PPG Industries, Inc.
#	3.750%, 03/15/28	2,000	2,211,118
	2.800%, 08/15/29	5,500	5,677,600
	Principal Financial Group, Inc.
	3.100%, 11/15/26	300	317,130
	Procter & Gamble Co. (The)
	2.850%, 08/11/27	9,000	9,776,088
	Progressive Corp. (The)
	6.250%, 12/01/32	900	1,285,308
		Face Amount	Value†
		(000)

Province of British Columbia Canada
#	6.500%, 01/15/26	1,363	$1,713,812
Prudential Financial, Inc.
#	3.878%, 03/27/28	4,900	5,480,013
#	5.750%, 07/15/33	4,625	6,109,308
Reinsurance Group of America, Inc.
	3.950%, 09/15/26	7,358	7,995,706
Rio Tinto Finance USA, Ltd.
	7.125%, 07/15/28	2,120	2,909,790
Roche Holdings, Inc.
Ω	2.625%, 05/15/26	3,132	3,261,034
Ω	2.375%, 01/28/27	7,900	8,106,995
Rolls-Royce P.L.C.
Ω	3.625%, 10/14/25	4,000	4,187,518
Royal Bank of Scotland Group P.L.C.
	4.800%, 04/05/26	1,000	1,130,480
Royal Caribbean Cruises, Ltd.
	7.500%, 10/15/27	5,401	6,937,303
	3.700%, 03/15/28	2,474	2,599,899
salesforce.com, Inc.
	3.700%, 04/11/28	2,000	2,237,951
Santander Holdings USA, Inc.
#	4.500%, 07/17/25	9,000	9,839,170
#	4.400%, 07/13/27	2,000	2,189,389
Sempra Energy
	3.750%, 11/15/25	1,000	1,081,420
Shell International Finance B.V.
	2.375%, 11/07/29	10,000	10,113,233
Shell International Finance BV
#	2.875%, 05/10/26	12,051	12,732,617
	2.500%, 09/12/26	10,200	10,567,516
Sherwin-Williams Co. (The)
	3.450%, 08/01/25	1,503	1,604,328
#	3.950%, 01/15/26	2,200	2,390,001
	2.950%, 08/15/29	1,230	1,272,855
Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26	2,080	2,577,818
Solvay Finance America LLC
#Ω	4.450%, 12/03/25	3,000	3,331,705
Southern Power Co.
	4.150%, 12/01/25	2,000	2,212,787
Southwest Airlines Co.
	3.000%, 11/15/26	2,000	2,093,254
Standard Chartered P.L.C.
Ω	4.050%, 04/12/26	1,962	2,116,747
Statoil ASA
#Ω	6.500%, 12/01/28	5,000	6,716,121
Steelcase Inc.
	5.125%, 01/18/29	400	464,730
Stryker Corp.
	3.375%, 11/01/25	6,000	6,468,073

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26	4,000	$4,362,647
	3.544%, 01/17/28	6,000	6,517,949
	3.040%, 07/16/29	3,000	3,153,254
	Suncor Energy, Inc.
	5.950%, 12/01/34	8,000	10,722,463
	Sysco Corp.
#	3.300%, 07/15/26	12,345	13,312,914
	Tapestry, Inc.
	4.250%, 04/01/25	8,534	9,176,074
	Target Corp.
	2.500%, 04/15/26	4,230	4,410,822
	TD Ameritrade Holding Corp.
	2.750%, 10/01/29	3,000	3,108,653
	Telefonica Europe BV
	8.250%, 09/15/30	9,275	13,632,568
	Thomson Reuters Corp.
	3.850%, 09/29/24	112	119,090
	TJX Cos., Inc. (The)
	2.250%, 09/15/26	1,975	2,029,814
	Total Capital International SA
#	2.829%, 01/10/30	10,000	10,520,639
	Total Capital S.A.
	3.883%, 10/11/28	4,928	5,604,187
	Toyota Motor Credit Corp.
	3.200%, 01/11/27	20,213	21,879,237
	3.050%, 01/11/28	14,430	15,575,811
	TransCanada PipeLines, Ltd.
	4.875%, 01/15/26	450	511,508
#	4.625%, 03/01/34	6,000	6,987,463
	5.600%, 03/31/34	2,000	2,526,188
	Travelers Property Casualty Corp.
	6.375%, 03/15/33	2,133	3,073,226
	UBS Group AG
Ω	4.125%, 09/24/25	9,500	10,489,497
	Union Pacific Corp.
	3.950%, 09/10/28	4,930	5,567,529
	United Technologies Corp.
	7.500%, 09/15/29	5,114	7,342,067
	UnitedHealth Group, Inc.
	3.875%, 12/15/28	3,000	3,385,026
	Unum Group
	3.875%, 11/05/25	9,000	9,704,652
	4.000%, 06/15/29	3,000	3,260,888
	Valero Energy Corp.
	7.500%, 04/15/32	4,000	5,548,096
	Verizon Communications, Inc.
	4.125%, 03/16/27	3,700	4,179,881
	Face Amount	Value†
	(000)

4.016%, 12/03/29	4,307	$4,897,041
4.500%, 08/10/33	4,500	5,424,118
ViacomCBS, Inc.
4.000%, 01/15/26	1,000	1,088,763
2.900%, 01/15/27	6,600	6,749,476
Vodafone Group P.L.C.
# 7.875%, 02/15/30	8,125	11,580,359
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	9,000	9,333,176
Walmart, Inc.
3.250%, 07/08/29	6,650	7,284,940
# 2.375%, 09/24/29	16,000	16,523,572
7.550%, 02/15/30	3,000	4,440,180
Wells Fargo & Co.
3.000%, 04/22/26	5,700	5,976,378
# 4.150%, 01/24/29	8,000	9,101,070
Westpac Banking Corp.
2.700%, 08/19/26	10,595	10,993,424
# 3.350%, 03/08/27	7,000	7,596,991
WestRock MWV LLC
8.200%, 01/15/30	5,885	8,372,411
7.950%, 02/15/31	3,112	4,385,773
Whirlpool Corp.
4.750%, 02/26/29	2,000	2,295,252
Williams Cos., Inc. (The)
4.000%, 09/15/25	3,000	3,246,404
3.750%, 06/15/27	2,771	2,929,531
8.750%, 03/15/32	5,000	7,413,016
WRKCo, Inc.
4.200%, 06/01/32	2,000	2,263,527
Zoetis, Inc.
3.000%, 09/12/27	1,500	1,576,260
TOTAL BONDS		1,820,118,285
U.S. TREASURY OBLIGATIONS — (1.4%)
U.S. Treasury Notes
1.750%, 11/15/29	30,000	30,653,907
TOTAL INVESTMENT SECURITIES (Cost $1,854,778,829)		1,981,572,540

		Shares
SECURITIES LENDING COLLATERAL — (7.3%)
@§	The DFA Short Term Investment Fund	13,469,541	155,869,527
TOTAL INVESTMENTS — (100.0%)
(Cost $2,010,631,622)^^			$2,137,442,067

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$130,800,348	—	$130,800,348
Bonds	—	1,820,118,285	—	1,820,118,285
U.S. Treasury Obligations	—	30,653,907	—	30,653,907
Securities Lending Collateral	—	155,869,527	—	155,869,527
TOTAL	—	$2,137,442,067	—	$2,137,442,067

DFA Targeted Credit Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (96.5%)
AUSTRALIA — (2.8%)
Australia & New Zealand Banking Group, Ltd.
	2.550%, 11/23/21		886	$899,790
(r)Ω	2.780%, 11/23/21		1,750	1,770,728
	0.625%, 02/21/23	EUR	2,000	2,267,909
BHP Billiton Finance USA, Ltd.
	2.875%, 02/24/22		704	720,899
BHP Billiton Finance, Ltd.
	0.750%, 10/28/22	EUR	2,554	2,895,876
Commonwealth Bank of Australia
(r)	2.717%, 09/06/21		594	600,150
Ω	2.750%, 03/10/22		991	1,012,710
FMG Resources August 2006 Pty, Ltd.
	4.750%, 05/15/22		1,300	1,336,569
#Ω	5.125%, 05/15/24		1,500	1,588,125
National Australia Bank, Ltd.
	2.800%, 01/10/22		1,000	1,020,400
	2.500%, 05/22/22		4,500	4,580,119
Westpac Banking Corp.
(r)	2.135%, 01/25/21		1,000	1,002,230
	2.500%, 06/28/22		1,000	1,016,938
	0.750%, 10/17/23	EUR	1,374	1,569,269
TOTAL AUSTRALIA				22,281,712
BELGIUM — (0.8%)
Anheuser-Busch InBev SA
	0.875%, 03/17/22	EUR	3,272	3,709,007
	0.800%, 04/20/23	EUR	1,000	1,141,644
	2.875%, 09/25/24	EUR	1,500	1,886,613
TOTAL BELGIUM				6,737,264
CANADA — (5.0%)
Alimentation Couche-Tard, Inc.
Ω	2.700%, 07/26/22		2,000	2,037,342
Bank of Montreal
	1.900%, 08/27/21		500	502,356
Bank of Nova Scotia (The)
(r)	2.259%, 04/20/21		1,622	1,628,171
	2.700%, 03/07/22		2,000	2,048,604
	0.375%, 04/06/22	EUR	1,000	1,120,828
Canadian Imperial Bank of Commerce
(r)	2.078%, 02/02/21		1,000	1,001,697
#	2.550%, 06/16/22		1,485	1,520,333
	2.300%, 07/11/22	CAD	3,000	2,289,761
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	Canadian National Railway Co.
	2.850%, 12/15/21		565	$575,564
	Canadian Natural Resources Ltd.
	2.890%, 08/14/20	CAD	2,000	1,518,150
	Canadian Natural Resources, Ltd.
	3.450%, 11/15/21		2,800	2,870,166
#	2.950%, 01/15/23		1,000	1,027,708
	Enbridge, Inc.
	2.900%, 07/15/22		2,167	2,217,885
	3.190%, 12/05/22	CAD	1,000	778,880
	Kinross Gold Corp.
	5.125%, 09/01/21		2,250	2,328,075
	National Bank of Canada
(r)Ω	2.328%, 03/21/21		2,000	2,001,105
	Newfield Exploration Co.
	5.750%, 01/30/22		2,420	2,573,366
	Rogers Communications, Inc.
	4.000%, 06/06/22	CAD	2,500	1,974,686
	Toronto-Dominion Bank (The)
(r)	2.160%, 09/17/20		2,000	2,003,180
	2.125%, 04/07/21		1,000	1,006,818
(r)	2.874%, 04/07/21		2,500	2,526,261
	3.250%, 06/11/21		1,000	1,022,737
	1.800%, 07/13/21		1,000	1,003,871
	TransCanada PipeLines, Ltd.
	2.500%, 08/01/22		600	609,088
	Videotron, Ltd.
	5.000%, 07/15/22		1,980	2,074,050
	TOTAL CANADA			40,260,682
DENMARK — (0.4%)
	Danske Bank A.S.
#Ω	2.750%, 09/17/20		1,500	1,507,752
Ω	2.800%, 03/10/21		700	707,540
	0.875%, 05/22/23	EUR	1,000	1,127,413
	TOTAL DENMARK			3,342,705
FINLAND — (0.8%)
	Nokia Oyj
	3.375%, 06/12/22		2,228	2,261,420
	Nordea Bank AB
	1.000%, 02/22/23	EUR	1,803	2,067,439
	Nordea Bank Abp
	0.875%, 06/26/23	EUR	2,000	2,279,696
	TOTAL FINLAND			6,608,555

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (3.6%)
Air Liquide Finance SA
	0.500%, 06/13/22	EUR	1,700	$1,916,870
Airbus Finance BV
Ω	2.700%, 04/17/23		500	514,938
BNP Paribas SA
	5.000%, 01/15/21		531	547,289
	0.500%, 06/01/22	EUR	2,800	3,156,390
	1.000%, 06/27/24	EUR	1,000	1,147,667
BPCE SA
	2.650%, 02/03/21		700	706,251
	2.750%, 12/02/21		1,000	1,017,260
	1.125%, 12/14/22	EUR	1,200	1,379,524
	0.625%, 09/26/24	EUR	2,000	2,255,075
Credit Agricole SA
	0.750%, 12/01/22	EUR	2,300	2,618,589
Danone SA
Ω	2.077%, 11/02/21		2,770	2,785,099
Electricite de France SA
	2.750%, 03/10/23	EUR	2,500	3,018,084
Orange SA
	4.125%, 09/14/21		900	936,399
Pernod Ricard SA
Ω	5.750%, 04/07/21		2,000	2,093,335
Societe Generale SA
Ω	2.625%, 09/16/20		500	502,649
Ω	2.500%, 04/08/21		1,000	1,008,655
	4.250%, 07/13/22	EUR	1,500	1,842,741
	0.500%, 01/13/23	EUR	1,500	1,682,712
TOTAL FRANCE				29,129,527
GERMANY — (6.4%)
Bayer Capital Corp BV
	0.625%, 12/15/22	EUR	2,500	2,824,527
Bayer Capital Corp. BV
	1.250%, 11/13/23	EUR	1,260	1,463,558
BMW Finance NV
	0.125%, 01/12/21	EUR	90	100,154
	1.250%, 09/05/22	EUR	600	688,853
	0.500%, 11/22/22	EUR	1,400	1,578,568
	0.375%, 07/10/23	EUR	3,000	3,375,658
BMW US Capital LLC
	0.625%, 04/20/22	EUR	750	845,623
Daimler Canada Finance, Inc.
	2.230%, 12/16/21	CAD	2,000	1,512,785
Daimler Finance North America LLC Floating Rate Note
(r)	2.561%, 11/05/21		1,000	1,006,197
Daimler Finance North America LLC
Ω	2.850%, 01/06/22		2,500	2,539,930
Daimler International Finance BV
	0.625%, 02/27/23	EUR	500	563,336
Deutsche Bank AG
	3.125%, 01/13/21		500	504,006
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
	1.500%, 01/20/22	EUR	1,700	$1,922,621
Deutsche Telekom International Finance BV
Ω	1.950%, 09/19/21		1,500	1,504,436
	4.250%, 07/13/22	EUR	800	981,374
E.ON International Finance BV
	5.750%, 05/07/20	EUR	2,000	2,251,881
E.ON SE
	0.000%, 10/24/22	EUR	1,981	2,202,410
EMD Finance LLC
Ω	2.950%, 03/19/22		3,288	3,356,689
Merck Financial Services GmbH
	4.500%, 03/24/20	EUR	2,800	3,125,095
NRW Bank
(r)	1.944%, 02/08/21		5,000	4,998,650
Siemens Financieringsmaatschappij NV
Ω	1.700%, 09/15/21		1,000	1,001,444
	2.900%, 05/27/22		1,500	1,541,113
	0.375%, 09/06/23	EUR	1,966	2,226,594
T-Mobile USA, Inc.
#	4.000%, 04/15/22		1,239	1,273,072
Volkswagen Bank GMBH
	1.250%, 06/10/24	EUR	500	574,393
Volkswagen Financial Services NV
	1.750%, 04/17/20	GBP	500	661,045
Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	1,000	1,131,712
Volkswagen Leasing GmbH
	2.125%, 04/04/22	EUR	900	1,042,526
	2.375%, 09/06/22	EUR	1,800	2,114,118
ZF North America Capital, Inc.
Ω	4.500%, 04/29/22		2,299	2,392,159
TOTAL GERMANY				51,304,527
IRELAND — (0.5%)
Ireland Government Bond
	0.000%, 10/18/22	EUR	3,900	4,387,794
ITALY — (1.2%)
Enel Finance International NV
	5.000%, 09/14/22	EUR	622	782,873
Intesa Sanpaolo SpA
	0.875%, 06/27/22	EUR	500	565,502
Ω	3.125%, 07/14/22		2,000	2,039,707
	1.000%, 07/04/24	EUR	2,000	2,277,251
Italy Buoni Poliennali Del Tesoro
	1.200%, 04/01/22	EUR	2,820	3,218,787

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
ITALY — (Continued)
	0.950%, 03/01/23	EUR	400	$456,298
TOTAL ITALY				9,340,418
JAPAN — (4.1%)
American Honda Finance Corp.
	0.550%, 03/17/23	EUR	1,500	1,697,315
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		1,500	1,533,602
Honda Canada Finance, Inc.
	2.268%, 07/15/22	CAD	5,500	4,182,020
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		1,000	1,014,086
	0.980%, 10/09/23	EUR	1,500	1,719,221
	0.339%, 07/19/24	EUR	1,000	1,118,547
Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		800	809,022
	2.953%, 02/28/22		3,500	3,580,405
MUFG Bank, Ltd.
	0.875%, 03/11/22	EUR	2,068	2,341,797
Nissan Motor Acceptance Corp. Floating Rate Note
(r)	2.351%, 09/28/20		1,500	1,501,405
Ω	2.550%, 03/08/21		1,100	1,106,495
(r)Ω	2.558%, 09/21/21		500	501,598
Ω	2.650%, 07/13/22		1,000	1,009,839
Ω	2.600%, 09/28/22		1,000	1,010,622
Shire Acquisitions Investments Ireland DAC
	2.400%, 09/23/21		3,684	3,716,912
Sumitomo Mitsui Banking Corp.
	1.000%, 01/19/22	EUR	1,000	1,132,235
Sumitomo Mitsui Financial Group, Inc.
#	2.058%, 07/14/21		1,000	1,004,854
(r)	2.959%, 10/19/21		765	775,793
	2.784%, 07/12/22		400	409,276
	0.819%, 07/23/23	EUR	450	512,497
Takeda Pharmaceutical Co. Ltd.
	1.125%, 11/21/22	EUR	1,300	1,487,759
Toyota Motor Credit Corp.
	2.600%, 01/11/22		776	790,578
TOTAL JAPAN				32,955,878
JERSEY, CHANNEL ISLANDS — (0.0%)
Glencore Finance Europe, Ltd.
	0.625%, 09/11/24	EUR	333	368,917
LUXEMBOURG — (0.5%)
ArcelorMittal SA
	0.950%, 01/17/23	EUR	3,000	3,367,487
			Face Amount^	Value†
			(000)
LUXEMBOURG — (Continued)
	John Deere Cash Management SA
	0.500%, 09/15/23	EUR	800	$908,597
	TOTAL LUXEMBOURG			4,276,084
NETHERLANDS — (2.3%)
	ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	500	565,095
	Cooperatieve Rabobank UA
	2.375%, 05/22/23	EUR	3,700	4,441,857
	0.750%, 08/29/23	EUR	300	341,684
	Heineken NV
#Ω	3.400%, 04/01/22		1,011	1,044,382
	ING Bank NV
Ω	2.750%, 03/22/21		1,500	1,518,718
	4.500%, 02/21/22	EUR	1,000	1,215,620
	ING Groep NV
	0.750%, 03/09/22	EUR	1,600	1,804,933
	Koninklijke Philips NV
	0.500%, 09/06/23	EUR	1,000	1,133,336
	LeasePlan Corp. NV
	1.000%, 05/02/23	EUR	2,000	2,275,175
	Schlumberger Finance BV
	0.000%, 10/15/24	EUR	3,375	3,758,014
	Shell International Finance BV
	1.875%, 05/10/21		816	819,000
	TOTAL NETHERLANDS			18,917,814
NEW ZEALAND — (0.4%)
	Westpac Securities NZ, Ltd.
	0.300%, 06/25/24	EUR	3,000	3,367,427
NORWAY — (0.4%)
	DNB Bank ASA
	4.375%, 02/24/21	EUR	429	498,829
	0.600%, 09/25/23	EUR	1,500	1,706,861
	Kommunalbanken A.S.
(r)Ω	1.970%, 03/17/20		1,000	1,000,262
	TOTAL NORWAY			3,205,952
PITCAIRN ISLAND — (0.0%)
	Carnival Corp.
	1.625%, 02/22/21	EUR	200	225,845
SPAIN — (2.1%)
	Banco Santander SA
	3.848%, 04/12/23		3,000	3,160,517
	Iberdrola International BV
	1.750%, 09/17/23	EUR	500	592,127
	Santander Holdings USA, Inc.
	2.650%, 04/17/20		800	800,840
	3.700%, 03/28/22		1,000	1,032,578
	3.400%, 01/18/23		1,000	1,033,250
	Santander UK Group Holdings P.L.C.
	2.875%, 08/05/21		1,000	1,012,336

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SPAIN — (Continued)
	Spain Government Bond
	0.450%, 10/31/22	EUR	3,000	$3,404,631
	Telefonica Emisiones SA
	5.134%, 04/27/20		200	201,482
	5.462%, 02/16/21		1,185	1,228,970
	3.961%, 03/26/21	EUR	800	929,383
	3.987%, 01/23/23	EUR	300	372,930
	1.069%, 02/05/24	EUR	2,000	2,312,515
	Telefonica Emisiones SAU
	2.242%, 05/27/22	EUR	400	467,690
	TOTAL SPAIN			16,549,249
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.2%)
	EUROFIMA
(r)	2.000%, 11/15/21	USD	2,000	1,999,860
SWEDEN — (0.8%)
	Svenska Handelsbanken AB
	0.500%, 03/21/23	EUR	900	1,017,962
	Swedbank AB
	0.250%, 11/07/22	EUR	3,000	3,355,768
	Telefonaktiebolaget LM Ericsson
	4.125%, 05/15/22		1,806	1,870,962
	TOTAL SWEDEN			6,244,692
SWITZERLAND — (1.4%)
	ABB Finance BV Floating Rate Note
(r)	0.000%, 10/12/20	EUR	3,000	3,333,277
	ABB Finance BV
	0.625%, 05/03/23	EUR	2,500	2,837,503
	Credit Suisse AG
	3.000%, 10/29/21		1,457	1,489,038
	Credit Suisse Group Funding Guernsey, Ltd.
	1.250%, 04/14/22	EUR	2,100	2,394,924
	UBS AG
	0.625%, 01/23/23	EUR	1,000	1,132,661
	TOTAL SWITZERLAND			11,187,403
UNITED KINGDOM — (8.7%)
	AstraZeneca P.L.C.
	2.375%, 11/16/20		2,250	2,262,362
#	2.375%, 06/12/22		1,500	1,524,602
	BAE Systems Holdings, Inc.
Ω	2.850%, 12/15/20		1,650	1,662,176
	Barclays P.L.C.
	1.500%, 04/01/22	EUR	1,100	1,259,725
	3.125%, 01/17/24	GBP	2,000	2,787,765
	BAT International Finance P.L.C.
	3.625%, 11/09/21	EUR	700	827,795
	1.000%, 05/23/22	EUR	1,333	1,508,513
Ω	3.250%, 06/07/22		1,000	1,028,647
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	2.375%, 01/19/23	EUR	500	$592,621
	BP Capital Markets P.L.C.
	4.154%, 06/01/20	EUR	1,000	1,124,904
#	3.561%, 11/01/21		1,300	1,343,032
	1.373%, 03/03/22	EUR	3,146	3,601,348
	British Telecommunications P.L.C.
	0.500%, 06/23/22	EUR	3,100	3,487,218
	0.875%, 09/26/23	EUR	1,500	1,712,700
	CNH Industrial Capital LLC
#	3.875%, 10/15/21		1,000	1,029,050
	4.375%, 04/05/22		250	261,492
	Coca-Cola European Partners P.L.C.
	0.750%, 02/24/22	EUR	1,846	2,083,354
	2.625%, 11/06/23	EUR	1,200	1,460,737
	Coca-Cola European Partners US LLC
	4.500%, 09/01/21		270	282,483
	Diageo Finance P.L.C.
	0.125%, 10/12/23	EUR	1,000	1,120,610
	GlaxoSmithKline Capital P.L.C.
	0.000%, 09/23/23	EUR	1,111	1,237,829
	HSBC Bank Canada
	2.449%, 01/29/21	CAD	2,000	1,518,891
	HSBC Holdings P.L.C.
	3.400%, 03/08/21		2,000	2,034,846
	4.000%, 03/30/22		700	732,318
	HSBC Holdings PLC
(r)	3.570%, 05/25/21		1,900	1,936,035
	Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		1,000	1,018,061
	3.000%, 01/11/22		600	612,000
	Mead Johnson Nutrition Co.
	3.000%, 11/15/20		919	927,792
	National Grid North America, Inc.
	0.750%, 08/08/23	EUR	4,100	4,666,610
	Nationwide Building Society
	0.625%, 04/19/23	EUR	3,600	4,084,687
	Natwest Markets P.L.C.
	1.125%, 06/14/23	EUR	1,500	1,715,827
	NatWest Markets P.L.C.
	1.000%, 05/28/24	EUR	2,500	2,853,213
	PPL WEM Ltd / Western Power Distribution P.L.C.
Ω	5.375%, 05/01/21		500	514,885
	Praxair, Inc.
	1.200%, 02/12/24	EUR	3,000	3,510,341
	Rolls-Royce P.L.C.
	0.875%, 05/09/24	EUR	4,500	5,057,469
	TechnipFMC P.L.C.
	3.450%, 10/01/22		1,000	1,034,082
	Unilever NV
	0.000%, 04/29/20	EUR	1,000	1,109,586
	0.500%, 02/03/22	EUR	1,125	1,266,581

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Vodafone Group P.L.C.
1.250%, 08/25/21	EUR	1,000	$1,133,437
1.750%, 08/25/23	EUR	1,750	2,071,001
TOTAL UNITED KINGDOM			69,996,625
UNITED STATES — (54.1%)
Abbott Ireland Financing DAC
0.875%, 09/27/23	EUR	4,500	5,152,821
AbbVie, Inc.
2.900%, 11/06/22		2,500	2,567,197
Activision Blizzard, Inc.
2.600%, 06/15/22		600	610,285
Aflac, Inc.
3.625%, 06/15/23		500	533,888
Aircastle, Ltd.
# 4.125%, 05/01/24		2,046	2,169,482
Albemarle Corp.
1.875%, 12/08/21	EUR	3,785	4,338,335
Allergan Finance LLC
3.250%, 10/01/22		1,000	1,032,077
Allergan Funding SCS
3.450%, 03/15/22		3,000	3,088,419
1.500%, 11/15/23	EUR	1,100	1,290,856
Altria Group, Inc.
# 2.850%, 08/09/22		2,516	2,574,928
1.000%, 02/15/23	EUR	2,000	2,266,964
Ameren Corp.
2.700%, 11/15/20		1,525	1,533,882
American Express Co.
2.500%, 08/01/22		3,000	3,053,410
American Express Credit Corp.
0.625%, 11/22/21	EUR	1,445	1,625,077
American International Group, Inc.
4.875%, 06/01/22		1,750	1,868,946
1.500%, 06/08/23	EUR	1,400	1,619,105
AmerisourceBergen Corp.
3.500%, 11/15/21		3,053	3,130,576
Amgen, Inc.
4.100%, 06/15/21		1,000	1,027,471
1.250%, 02/25/22	EUR	4,160	4,725,961
Anixter, Inc.
5.125%, 10/01/21		1,175	1,223,469
5.500%, 03/01/23		220	233,200
Anthem, Inc.
4.350%, 08/15/20		200	202,619
3.125%, 05/15/22		3,000	3,092,347
Aon P.L.C.
2.800%, 03/15/21		1,500	1,515,651
Apache Corp.
3.250%, 04/15/22		951	971,730
Arconic, Inc.
5.870%, 02/23/22		1,200	1,279,512
Ares Capital Corp.
4.200%, 06/10/24		3,000	3,170,771
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Arrow Electronics, Inc.
	3.500%, 04/01/22		700	$720,002
	AT&T, Inc.
	4.600%, 02/15/21		600	613,399
	3.875%, 08/15/21		300	309,520
	1.450%, 06/01/22	EUR	400	457,331
	1.050%, 09/05/23	EUR	500	572,702
	1.950%, 09/15/23	EUR	1,500	1,766,949
	2.400%, 03/15/24	EUR	1,000	1,206,499
	AutoZone, Inc.
	2.500%, 04/15/21		1,695	1,709,860
	Avnet, Inc.
	4.875%, 12/01/22		3,000	3,191,867
	Bank of America Corp.
#	5.700%, 01/24/22		1,000	1,077,452
	3.228%, 06/22/22	CAD	2,000	1,556,521
	1.625%, 09/14/22	EUR	1,050	1,216,287
	0.750%, 07/26/23	EUR	1,500	1,706,375
	Bank of New York Mellon Corp. (The)
	3.500%, 04/28/23		1,550	1,636,742
	Baxter International, Inc.
#	1.700%, 08/15/21		2,500	2,501,373
	0.400%, 05/15/24	EUR	2,000	2,248,917
	Becton Dickinson and Co.
	3.125%, 11/08/21		1,600	1,634,908
	Bemis Co., Inc.
Ω	4.500%, 10/15/21		500	517,033
	Best Buy Co., Inc.
#	5.500%, 03/15/21		2,000	2,062,278
	Biogen, Inc.
	3.625%, 09/15/22		3,500	3,661,879
	Boardwalk Pipelines L.P.
	4.950%, 12/15/24		3,937	4,296,547
	Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	2,900	3,273,583
	2.150%, 11/25/22	EUR	2,910	3,410,782
	Boston Scientific Corp.
	3.375%, 05/15/22		2,500	2,587,044
	Bunge Ltd Finance Corp.
#	4.350%, 03/15/24		2,000	2,130,492
	Campbell Soup Co.
	2.500%, 08/02/22		886	896,970
	Capital One Financial Corp.
	4.750%, 07/15/21		1,900	1,979,732
#	3.200%, 01/30/23		2,000	2,073,276
	Carpenter Technology Corp.
	5.200%, 07/15/21		1,420	1,458,171
	Caterpillar Financial Services Corp.
(r)	2.165%, 09/07/21		1,815	1,819,480
	CF Industries, Inc.
	3.450%, 06/01/23		240	246,600
	Charles Schwab Corp. (The)
	4.450%, 07/22/20		200	202,604
	Chevron Corp.
(r)	2.440%, 11/15/21		3,750	3,778,748

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Choice Hotels International, Inc.
	5.750%, 07/01/22		1,430	$1,542,727
	Church & Dwight Co., Inc.
	2.875%, 10/01/22		2,000	2,057,666
	Cigna Corp.
Ω	3.300%, 02/25/21		2,000	2,027,964
Ω	3.900%, 02/15/22		500	519,583
Ω	4.000%, 02/15/22		2,400	2,482,538
	CIT Group, Inc.
	5.000%, 08/01/23		335	359,287
	Citigroup, Inc.
	2.700%, 03/30/21		1,100	1,113,087
	1.375%, 10/27/21	EUR	400	455,577
	3.390%, 11/18/21	CAD	2,000	1,549,675
	Citizens Bank NA
	2.550%, 05/13/21		1,600	1,615,279
	2.650%, 05/26/22		1,000	1,018,614
	CMS Energy Corp.
	5.050%, 03/15/22		500	528,424
	CNA Financial Corp.
	5.750%, 08/15/21		720	762,652
	Coca-Cola Co. (The)
	0.500%, 03/08/24	EUR	1,650	1,879,051
	Comcast Corp.
(r)	2.349%, 10/01/21		1,275	1,281,748
	Consolidated Edison, Inc.
	2.000%, 05/15/21		1,860	1,865,969
	Constellation Brands, Inc.
	2.700%, 05/09/22		2,475	2,517,793
	3.200%, 02/15/23		1,000	1,035,452
	Continental Resources, Inc.
	4.500%, 04/15/23		1,050	1,108,592
	3.800%, 06/01/24		1,500	1,562,214
	Cox Communications, Inc.
Ω	3.250%, 12/15/22		2,192	2,268,984
	CVS Health Corp.
#	2.800%, 07/20/20		500	501,800
#	2.125%, 06/01/21		500	502,285
	2.750%, 12/01/22		1,000	1,021,018
	DCP Midstream Operating L.P.
#	4.950%, 04/01/22		1,200	1,239,000
	Dell, Inc.
#	4.625%, 04/01/21		500	510,625
	DH Europe Finance Sarl
	1.700%, 01/04/22	EUR	4,600	5,288,347
	Discovery Communications LLC
	4.375%, 06/15/21		2,176	2,254,613
	Dollar Tree, Inc.
	3.700%, 05/15/23		4,000	4,218,651
	Dow Chemical Co. (The)
	3.000%, 11/15/22		1,000	1,028,912
	Duke Energy Corp.
	2.400%, 08/15/22		1,775	1,801,137
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
E*TRADE Financial Corp.
2.950%, 08/24/22		3,500	$3,581,098
Eastman Chemical Co.
4.500%, 01/15/21		34	34,561
1.500%, 05/26/23	EUR	1,000	1,161,492
Eaton Corp.
2.750%, 11/02/22		1,500	1,541,184
eBay, Inc.
2.875%, 08/01/21		1,500	1,518,749
2.600%, 07/15/22		500	507,313
2.750%, 01/30/23		416	425,149
Ecolab, Inc.
4.350%, 12/08/21		1,224	1,283,254
Edgewell Personal Care Co.
4.700%, 05/19/21		900	922,500
4.700%, 05/24/22		850	875,512
Edison International
# 2.400%, 09/15/22		2,454	2,461,647
Electronic Arts, Inc.
3.700%, 03/01/21		1,962	1,998,724
EMC Corp.
2.650%, 06/01/20		296	295,683
3.375%, 06/01/23		131	132,839
Emerson Electric Co.
0.375%, 05/22/24	EUR	1,020	1,152,532
Energy Transfer Partners L.P.
3.600%, 02/01/23		2,500	2,587,149
Enterprise Products Operating LLC
# 2.850%, 04/15/21		1,500	1,515,697
EQT Corp.
4.875%, 11/15/21		1,000	1,023,091
Equifax, Inc.
3.300%, 12/15/22		2,652	2,749,723
Evergy, Inc.
4.850%, 06/01/21		915	945,004
Eversource Energy
2.500%, 03/15/21		206	207,581
Exelon Corp.
5.150%, 12/01/20		300	305,893
Exelon Generation Co. LLC
4.000%, 10/01/20		1,000	1,008,987
3.400%, 03/15/22		1,000	1,030,708
4.250%, 06/15/22		500	524,578
FedEx Corp.
0.700%, 05/13/22	EUR	2,250	2,536,218
1.000%, 01/11/23	EUR	1,000	1,138,217
Fifth Third Bancorp
3.500%, 03/15/22		1,825	1,888,208
Flex, Ltd.
5.000%, 02/15/23		1,700	1,834,816
Fluor Corp.
1.750%, 03/21/23	EUR	3,500	3,910,204
Ford Credit Canada Co.
2.766%, 06/22/22	CAD	2,500	1,885,258
Ford Motor Credit Co. LLC
3.200%, 01/15/21		800	806,663

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	3.336%, 03/18/21		1,500	$1,517,146
	Fortune Brands Home & Security, Inc.
	3.000%, 06/15/20		500	501,661
	Freeport-McMoRan, Inc.
	3.875%, 03/15/23		2,000	2,040,000
	Gap, Inc. (The)
	5.950%, 04/12/21		559	577,905
	GATX Corp.
	4.750%, 06/15/22		3,000	3,184,059
	General Electric Co.
	0.375%, 05/17/22	EUR	3,000	3,343,555
	2.700%, 10/09/22		1,500	1,528,644
	General Mills, Inc.
(r)	2.383%, 04/16/21		1,000	1,005,010
#	3.150%, 12/15/21		985	1,008,449
	General Motors Financial Co., Inc.
	3.200%, 07/06/21		2,800	2,844,075
	3.450%, 01/14/22		800	819,257
	Gilead Sciences, Inc.
	4.400%, 12/01/21		2,005	2,092,015
	Global Payments, Inc.
	3.800%, 04/01/21		234	238,760
	Goldman Sachs Group Inc
	2.000%, 07/27/23	EUR	1,000	1,182,003
	Goldman Sachs Group, Inc. (The)
	5.375%, 03/15/20		500	502,060
	3.550%, 02/12/21	CAD	1,000	767,432
	5.250%, 07/27/21		750	788,030
	5.750%, 01/24/22		2,957	3,180,394
	3.250%, 02/01/23	EUR	291	353,832
	Graphic Packaging International LLC
	4.875%, 11/15/22		700	735,000
	Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22		3,500	3,534,815
	0.900%, 11/19/24	EUR	1,500	1,701,268
	Hasbro, Inc.
	3.150%, 05/15/21		1,384	1,403,379
	Hewlett Packard Enterprise Co.
	3.600%, 10/15/20		236	238,590
	Honeywell International Inc
	0.650%, 02/21/20	EUR	2,200	2,440,900
	Honeywell International, Inc.
	1.300%, 02/22/23	EUR	1,465	1,695,938
	Huntington Bancshares, Inc.
	3.150%, 03/14/21		1,500	1,522,414
#	2.300%, 01/14/22		400	403,884
	Huntington National Bank (The)
	2.400%, 04/01/20		500	500,222
	IBM Credit LLC
(r)	2.079%, 01/20/21		875	876,827
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Illinois Tool Works, Inc.
	1.250%, 05/22/23	EUR	1,000	$1,158,287
	International Business Machines Corp.
	0.500%, 09/07/21	EUR	750	840,920
	0.375%, 01/31/23	EUR	2,625	2,953,759
	1.250%, 05/26/23	EUR	1,500	1,738,585
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	3,401	3,899,314
	JPMorgan Chase & Co.
	2.550%, 10/29/20		400	402,125
	2.750%, 08/24/22	EUR	2,868	3,413,865
	0.625%, 01/25/24	EUR	1,333	1,512,809
	Kellogg Co.
	4.000%, 12/15/20		130	132,475
	0.800%, 11/17/22	EUR	2,840	3,222,585
	Keurig Dr Pepper, Inc.
	2.700%, 11/15/22		1,000	1,017,180
	Kroger Co. (The)
	3.300%, 01/15/21		1,167	1,184,217
	3.400%, 04/15/22		975	1,007,253
#	2.800%, 08/01/22		1,500	1,538,113
	L Brands, Inc.
	5.625%, 02/15/22		974	1,026,869
	L3Harris Technologies, Inc.
Ω	4.950%, 02/15/21		164	167,731
	Laboratory Corp. of America Holdings
	3.200%, 02/01/22		900	923,566
	Leidos Holdings, Inc.
	4.450%, 12/01/20		1,100	1,115,070
	Lennar Corp.
	8.375%, 01/15/21		500	528,750
	4.125%, 01/15/22		1,400	1,436,750
	Liberty Mutual Group, Inc.
Ω	5.000%, 06/01/21		2,400	2,494,850
Ω	4.950%, 05/01/22		615	654,228
	Lincoln National Corp.
	6.250%, 02/15/20		300	300,349
	4.850%, 06/24/21		824	859,799
	LyondellBasell Industries NV
	6.000%, 11/15/21		1,677	1,781,545
	Macy's Retail Holdings, Inc.
	3.875%, 01/15/22		279	283,868
#	2.875%, 02/15/23		1,309	1,311,455
	3.625%, 06/01/24		1,800	1,839,746
	Manufacturers & Traders Trust Co.
#	2.500%, 05/18/22		2,300	2,341,740
	Marathon Petroleum Corp.
	3.400%, 12/15/20		2,100	2,124,782
	Marriott International, Inc.
	2.875%, 03/01/21		800	808,851
	Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22		2,260	2,302,657

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	McDonald's Corp.
	1.000%, 11/15/23	EUR	2,000	$2,305,958
	0.625%, 01/29/24	EUR	1,500	1,706,784
	Medtronic Global Holdings SCA
	0.000%, 03/07/21	EUR	2,500	2,779,162
	0.000%, 12/02/22	EUR	3,258	3,626,400
	MGIC Investment Corp.
	5.750%, 08/15/23		1,483	1,638,715
	MGM Resorts International
	7.750%, 03/15/22		1,500	1,661,310
	Molson Coors Brewing Co.
	2.100%, 07/15/21		2,000	2,006,433
	1.250%, 07/15/24	EUR	2,000	2,294,603
	Morgan Stanley
	2.500%, 04/21/21		750	757,125
	5.500%, 07/28/21		200	210,996
	3.125%, 08/05/21	CAD	1,600	1,230,600
	2.625%, 11/17/21		1,500	1,523,613
	1.875%, 03/30/23	EUR	500	587,425
	Mosaic Co. (The)
	3.750%, 11/15/21		2,000	2,050,805
	Mylan NV
	3.750%, 12/15/20		87	88,205
	2.250%, 11/22/24	EUR	1,000	1,195,766
	Mylan, Inc.
Ω	3.125%, 01/15/23		1,000	1,025,241
	National Oilwell Varco, Inc.
	2.600%, 12/01/22		428	435,317
	NetApp, Inc.
	3.375%, 06/15/21		2,000	2,036,307
	3.250%, 12/15/22		935	967,891
	Newmont Corp.
	3.625%, 06/09/21		1,700	1,734,290
	3.500%, 03/15/22		1,000	1,031,445
	NextEra Energy Capital Holdings, Inc.
	4.500%, 06/01/21		1,000	1,029,764
	NextEra Energy Operating Partners L.P.
Ω	4.250%, 07/15/24		2,000	2,085,440
	Nordstrom, Inc.
	4.000%, 10/15/21		1,000	1,027,788
	NortonLifeLock, Inc.
#	3.950%, 06/15/22		1,200	1,233,079
	NuStar Logistics L.P.
	6.750%, 02/01/21		1,083	1,114,624
	NVIDIA Corp.
	2.200%, 09/16/21		1,493	1,502,750
	Occidental Petroleum Corp.
	3.125%, 02/15/22		206	209,995
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		2,675	2,782,169
	ONEOK, Inc.
	4.250%, 02/01/22		1,066	1,107,087
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Oracle Corp.
	2.250%, 01/10/21	EUR	600	$680,985
#	2.500%, 10/15/22		1,451	1,486,090
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		2,104	2,159,188
Ω	4.250%, 01/17/23		1,709	1,823,858
	Perrigo Finance Un, Ltd. Co.
	3.500%, 03/15/21		1,180	1,195,978
	Philip Morris International, Inc.
	1.750%, 03/19/20	EUR	500	555,846
	1.875%, 03/03/21	EUR	2,000	2,264,142
	2.500%, 08/22/22		1,095	1,114,418
	0.625%, 11/08/24	EUR	1,800	2,039,453
	Plains All American Pipeline L.P. / PAA Finance Corp.
	2.850%, 01/31/23		1,500	1,530,317
	PNC Bank NA
	2.550%, 12/09/21		3,500	3,557,690
	PolyOne Corp.
	5.250%, 03/15/23		1,400	1,510,250
	PPG Industries, Inc.
	0.875%, 03/13/22	EUR	1,500	1,692,597
	Progress Energy, Inc.
	4.400%, 01/15/21		1,100	1,119,351
	Radian Group, Inc.
#	4.500%, 10/01/24		3,500	3,728,200
	Republic Services, Inc.
	3.550%, 06/01/22		1,000	1,036,385
	Rockies Express Pipeline LLC
Ω	5.625%, 04/15/20		1,100	1,105,500
	Rockwell Collins, Inc.
	2.800%, 03/15/22		2,000	2,043,111
	Roper Technologies, Inc.
	3.000%, 12/15/20		1,200	1,211,317
	Ryder System, Inc.
#	3.450%, 11/15/21		900	925,839
	3.400%, 03/01/23		2,000	2,082,069
	SCANA Corp.
	6.250%, 04/01/20		242	243,201
#	4.750%, 05/15/21		440	450,194
	Sealed Air Corp.
Ω	4.875%, 12/01/22		800	842,000
	Sempra Energy
	2.875%, 10/01/22		600	614,830
	Sherwin-Williams Co. (The)
	2.750%, 06/01/22		900	921,235
	Southern Co. (The)
	2.750%, 06/15/20		250	250,536
	Southern Power Co.
	2.500%, 12/15/21		898	909,908
	1.000%, 06/20/22	EUR	1,950	2,213,486
	Stryker Corp.
	2.625%, 03/15/21		2,086	2,105,599
	1.125%, 11/30/23	EUR	1,833	2,117,098

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Sunoco Logistics Partners Operations L.P.
3.450%, 01/15/23		500	$513,456
SunTrust Bank
2.450%, 08/01/22		2,750	2,796,345
Sysco Corp.
2.600%, 06/12/22		1,577	1,605,827
1.250%, 06/23/23	EUR	375	432,565
Textron, Inc.
6.625%, 04/07/20	GBP	540	719,202
Thermo Fisher Scientific, Inc.
2.150%, 07/21/22	EUR	500	582,985
Time Warner Cable LLC
5.000%, 02/01/20		1,100	1,100,000
4.125%, 02/15/21		100	101,530
Travelers Cos., Inc. (The)
3.900%, 11/01/20		250	254,181
TRI Pointe Group, Inc.
4.875%, 07/01/21		1,100	1,133,000
Truist Financial Corp.
2.750%, 04/01/22		2,000	2,040,909
Tupperware Brands Corp.
# 4.750%, 06/01/21		1,700	1,678,111
Tyson Foods, Inc.
4.500%, 06/15/22		1,000	1,055,884
United Continental Holdings, Inc.
6.000%, 12/01/20		1,000	1,027,500
# 4.250%, 10/01/22		1,000	1,035,300
United Parcel Service, Inc.
0.375%, 11/15/23	EUR	3,632	4,099,791
United Technologies Corp.
1.250%, 05/22/23	EUR	607	699,013
UnitedHealth Group, Inc.
# 2.875%, 12/15/21		500	511,167
2.375%, 10/15/22		1,000	1,017,537
Verizon Communications, Inc.
3.450%, 03/15/21		215	219,301
2.375%, 02/17/22	EUR	2,500	2,916,606
VF Corp.
3.500%, 09/01/21		1,040	1,063,859
ViacomCBS, Inc.
3.375%, 03/01/22		1,000	1,027,753
VMware, Inc.
2.950%, 08/21/22		1,000	1,024,631
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		1,000	1,021,051
Waste Management, Inc.
4.600%, 03/01/21		1,139	1,166,890
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Wells Fargo & Co.
	2.500%, 03/04/21		2,000	$2,017,245
	2.094%, 04/25/22	CAD	3,000	2,271,286
	1.500%, 09/12/22	EUR	750	865,954
	Western Gas Partners L.P.
	5.375%, 06/01/21		175	180,301
	4.000%, 07/01/22		2,800	2,881,615
	Whirlpool Corp.
	4.850%, 06/15/21		436	452,796
	Williams Cos., Inc. (The)
	7.875%, 09/01/21		1,200	1,306,574
	4.000%, 11/15/21		1,848	1,904,360
	WR Berkley Corp.
	4.625%, 03/15/22		975	1,031,029
	WR Grace & Co-Conn
Ω	5.125%, 10/01/21		1,600	1,661,520
	Wyndham Destinations, Inc.
#	4.250%, 03/01/22		2,400	2,457,000
	Xilinx, Inc.
	3.000%, 03/15/21		989	1,003,331
	Zimmer Biomet Holdings, Inc.
	3.150%, 04/01/22		1,345	1,377,964
	Zoetis, Inc.
	3.250%, 02/01/23		1,000	1,039,040
	TOTAL UNITED STATES			436,794,182
	TOTAL BONDS			779,483,112
U.S. TREASURY OBLIGATIONS — (1.3%)
	U.S. Treasury Notes
(r)	1.675%, 04/30/21		2,500	2,500,899
(r)	1.756%, 07/31/21		8,147	8,159,841
	TOTAL U.S. TREASURY OBLIGATIONS			10,660,740
	TOTAL INVESTMENT SECURITIES (Cost $787,771,986)			790,143,852

		Shares
SECURITIES LENDING COLLATERAL — (2.2%)
@§	The DFA Short Term Investment Fund	1,533,547	17,746,211
TOTAL INVESTMENTS — (100.0%)
(Cost $805,514,865)^^			$807,890,063

DFA Targeted Credit Portfolio
CONTINUED
As of January 31, 2020, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	3,190,179	USD	4,176,498	State Street Bank and Trust	02/04/20	$36,133
USD	23,447,954	CAD	30,466,027	State Street Bank and Trust	02/03/20	426,927
USD	78,032,077	EUR	70,260,645	State Street Bank and Trust	02/21/20	28,650
USD	7,107,479	EUR	6,356,914	National Australia Bank Ltd.	04/06/20	30,457
USD	68,925,141	EUR	61,353,718	State Street Bank and Trust	04/06/20	621,304
USD	83,966,712	EUR	75,146,457	State Street Bank and Trust	04/08/20	297,626
USD	23,235,978	CAD	30,711,603	State Street Bank and Trust	04/29/20	29,941
Total Appreciation						$1,471,038
CAD	30,466,027	USD	23,049,763	State Street Bank and Trust	02/03/20	$(28,736)
USD	4,174,018	GBP	3,190,179	Citibank, N.A.	02/04/20	(38,613)
USD	69,677,519	EUR	63,087,728	State Street Bank and Trust	02/26/20	(384,040)
USD	4,215,704	GBP	3,215,456	State Street Bank and Trust	03/30/20	(36,548)
Total (Depreciation)						$(487,937)
Total Appreciation (Depreciation)						$983,101
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$22,281,712	—	$22,281,712
Belgium	—	6,737,264	—	6,737,264
Canada	—	40,260,682	—	40,260,682
Denmark	—	3,342,705	—	3,342,705
Finland	—	6,608,555	—	6,608,555
France	—	29,129,527	—	29,129,527
Germany	—	51,304,527	—	51,304,527
Ireland	—	4,387,794	—	4,387,794
Italy	—	9,340,418	—	9,340,418
Japan	—	32,955,878	—	32,955,878
Jersey, Channel Islands	—	368,917	—	368,917
Luxembourg	—	4,276,084	—	4,276,084
Netherlands	—	18,917,814	—	18,917,814
New Zealand	—	3,367,427	—	3,367,427
Norway	—	3,205,952	—	3,205,952
Pitcairn Island	—	225,845	—	225,845
Spain	—	16,549,249	—	16,549,249
Supranational Organization Obligations	—	1,999,860	—	1,999,860
Sweden	—	6,244,692	—	6,244,692
Switzerland	—	11,187,403	—	11,187,403
United Kingdom	—	69,996,625	—	69,996,625
United States	—	436,794,182	—	436,794,182
U.S. Treasury Obligations	—	10,660,740	—	10,660,740

DFA Targeted Credit Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$17,746,211	—	$17,746,211
Forward Currency Contracts**	—	983,101	—	983,101
TOTAL	—	$808,873,164	—	$808,873,164
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Investment Grade Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (20.1%)
Federal Farm Credit Bank
	4.670%, 05/07/20	1,658	$1,671,825
	5.350%, 08/07/20	1,984	2,022,782
	3.650%, 12/21/20	13,026	13,266,901
	5.250%, 03/02/21	1,806	1,881,647
	5.220%, 02/22/22	1,480	1,593,441
	5.210%, 12/19/22	6,276	6,936,899
	4.800%, 02/13/23	576	633,281
	5.250%, 03/06/23	1,776	1,980,211
	5.220%, 05/15/23	14,240	15,959,327
	2.630%, 08/03/26	5,760	6,129,569
	5.770%, 01/05/27	1,920	2,445,030
Federal Home Loan Bank
#	1.875%, 03/13/20	7,260	7,262,278
	4.125%, 03/13/20	6,560	6,578,093
	3.000%, 03/18/20	5,350	5,358,809
	3.375%, 06/12/20	8,435	8,488,370
	2.875%, 09/11/20	4,355	4,388,253
	4.625%, 09/11/20	7,590	7,731,486
#	3.125%, 12/11/20	1,775	1,799,581
	5.250%, 12/11/20	2,235	2,303,948
	1.750%, 03/12/21	11,970	12,001,320
	5.000%, 03/12/21	1,535	1,595,023
#	3.625%, 06/11/21	2,970	3,057,545
	5.625%, 06/11/21	10,945	11,550,314
#	2.625%, 12/10/21	31,855	32,563,698
	5.000%, 12/10/21	13,470	14,351,787
	2.250%, 03/11/22	1,460	1,485,855
	5.250%, 06/10/22	2,440	2,658,007
	5.750%, 06/10/22	5,775	6,359,661
	5.375%, 09/30/22	18,760	20,713,378
	5.250%, 12/09/22	4,440	4,920,150
	3.250%, 03/08/24	29,405	31,550,193
	2.875%, 06/14/24	4,845	5,143,559
	5.375%, 08/15/24	5,490	6,435,296
	5.365%, 09/09/24	600	705,328
	2.875%, 09/13/24	67,240	71,736,321
	2.750%, 12/13/24	86,645	92,047,871
	3.125%, 09/12/25	10,000	10,886,555
	4.375%, 03/13/26	5,950	6,944,197
	5.750%, 06/12/26	11,775	14,743,183
	2.500%, 12/10/27	4,000	4,220,927
	3.000%, 03/10/28	30,815	33,887,271
	3.250%, 06/09/28	100,515	112,213,000
#	3.250%, 11/16/28	106,250	119,812,505
Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29	69,465	100,262,514
	6.750%, 03/15/31	70,931	106,190,026
#	6.250%, 07/15/32	58,877	87,834,488
Federal National Mortgage Association
#	1.250%, 05/06/21	4,942	4,934,897
			Face Amount^	Value†
			(000)
#	2.000%, 01/05/22		4,395	$4,446,738
#	2.375%, 01/19/23		28,550	29,392,283
#	2.625%, 09/06/24		151,431	159,913,474
#	2.125%, 04/24/26		111,970	116,210,959
	1.875%, 09/24/26		183,929	187,929,818
#	6.250%, 05/15/29		88,908	123,444,442
	7.125%, 01/15/30		36,779	54,808,066
	7.250%, 05/15/30		58,101	87,975,790
	6.625%, 11/15/30		110,212	162,075,845
Tennessee Valley Authority
	3.875%, 02/15/21		31,374	32,155,437
	1.875%, 08/15/22		37,801	38,261,290
	2.875%, 09/15/24		68,801	73,989,543
	6.750%, 11/01/25		25,327	32,841,643
	2.875%, 02/01/27		31,804	34,466,060
#	7.125%, 05/01/30		70,383	105,321,489
TOTAL AGENCY OBLIGATIONS				2,262,469,477
BONDS — (48.9%)
AUSTRALIA — (1.5%)
ANZ New Zealand International Ltd.
Ω	3.450%, 07/17/27		6,000	6,501,411
Australia & New Zealand Banking Group, Ltd.
	0.625%, 02/21/23	EUR	7,326	8,307,349
#	3.700%, 11/16/25		6,110	6,719,540
BHP Billiton Finance USA, Ltd.
	2.875%, 02/24/22		1,077	1,102,853
Commonwealth Bank of Australia
	5.000%, 03/19/20		784	787,196
	2.400%, 11/02/20		3,605	3,623,285
Ω	2.850%, 05/18/26		22,784	23,681,784
Ω	3.150%, 09/19/27		890	952,298
Macquarie Bank, Ltd.
Ω	3.900%, 01/15/26		24,711	26,954,443
National Australia Bank, Ltd.
	3.375%, 01/14/26		3,000	3,226,123
Ω	3.500%, 01/10/27		29,999	32,689,329
Rio Tinto Finance USA, Ltd.
	7.125%, 07/15/28		1,270	1,743,129
Westpac Banking Corp.
	2.850%, 05/13/26		10,267	10,705,650
	2.700%, 08/19/26		5,052	5,241,980
#	3.350%, 03/08/27		27,267	29,592,449
TOTAL AUSTRALIA				161,828,819

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

BELGIUM — (0.4%)
	Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28		14,000	$15,709,161
	4.900%, 01/23/31		2,000	2,437,338
	Dexia Credit Local SA
	1.375%, 12/07/22	GBP	20,000	26,817,877
	Solvay Finance America LLC
Ω	4.450%, 12/03/25		865	960,642
	TOTAL BELGIUM			45,925,018
CANADA — (1.2%)
	Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27		2,780	2,963,001
	Bank of Montreal
	1.375%, 12/29/21	GBP	1,900	2,531,771
	Bank of Nova Scotia (The)
	4.375%, 01/13/21		2,092	2,144,067
	1.750%, 12/23/22	GBP	6,650	8,990,390
	Canadian Imperial Bank of Commerce
	0.750%, 03/22/23	EUR	18,319	20,887,170
	Canadian Natural Resources, Ltd.
	3.850%, 06/01/27		3,898	4,171,235
	Canadian Pacific Railway Co.
	2.900%, 02/01/25		3,024	3,166,350
	3.700%, 02/01/26		4,880	5,298,180
	Enbridge, Inc.
#	3.500%, 06/10/24		1,280	1,345,540
#	3.700%, 07/15/27		1,575	1,685,683
	Fairfax Financial Holdings Ltd.
	4.850%, 04/17/28		1,000	1,122,779
	Husky Energy, Inc.
#	4.400%, 04/15/29		5,300	5,806,504
	ITC Holdings Corp.
	3.650%, 06/15/24		9,714	10,324,507
	Nutrien, Ltd.
#	3.625%, 03/15/24		3,460	3,665,337
#	3.000%, 04/01/25		3,460	3,609,685
	Province of Ontario Canada
	3.150%, 06/02/22	CAD	19,927	15,584,889
	Rogers Communications, Inc.
	3.000%, 03/15/23		1,765	1,834,623
	Spectra Energy Partners L.P.
	4.750%, 03/15/24		1,915	2,102,672
	Suncor Energy, Inc.
	3.600%, 12/01/24		2,406	2,570,625
	Thomson Reuters Corp.
	4.300%, 11/23/23		5,120	5,542,535
	3.850%, 09/29/24		203	215,850
	Toronto-Dominion Bank (The)
	2.125%, 04/07/21		7,407	7,457,504
	1.994%, 03/23/22	CAD	4,942	3,745,972
	0.625%, 07/20/23	EUR	9,326	10,621,926
			Face Amount^	Value†
			(000)

CANADA — (Continued)
TransCanada PipeLines, Ltd.
	3.800%, 10/01/20		780	$789,693
	4.875%, 01/15/26		5,560	6,319,965
#	4.250%, 05/15/28		1,300	1,456,858
TOTAL CANADA				135,955,311
DENMARK — (0.4%)
Danske Bank A.S.
#Ω	2.750%, 09/17/20		1,058	1,063,468
Ω	2.800%, 03/10/21		6,530	6,600,334
	0.875%, 05/22/23	EUR	4,900	5,524,324
	0.750%, 06/02/23	EUR	4,700	5,345,546
Ω	4.375%, 06/12/28		2,000	2,200,394
Kommunekredit
	0.000%, 09/08/22	EUR	21,894	24,546,150
TOTAL DENMARK				45,280,216
FINLAND — (0.0%)
Nordea Bank Abp
	0.875%, 06/26/23	EUR	1,000	1,139,848
FRANCE — (1.0%)
Airbus SE
Ω	3.150%, 04/10/27		7,500	7,979,129
BNP Paribas SA
	3.250%, 03/03/23		1,920	2,007,934
#Ω	3.500%, 11/16/27		500	532,127
BPCE SA
	0.375%, 10/05/23	EUR	8,100	9,131,813
#	4.000%, 04/15/24		10,914	11,788,308
Credit Agricole SA
Ω	2.750%, 06/10/20		1,125	1,128,577
#	3.875%, 04/15/24		8,591	9,264,381
Electricite de France SA
#Ω	3.625%, 10/13/25		6,638	7,184,311
Pernod Ricard SA
Ω	4.450%, 01/15/22		6,474	6,802,534
#Ω	3.250%, 06/08/26		14,827	15,718,087
Sanofi
#	3.625%, 06/19/28		20,000	22,655,084
Total Capital International SA
	2.125%, 03/15/23	EUR	4,700	5,589,878
#	3.750%, 04/10/24		9,600	10,354,344
TOTAL FRANCE				110,136,507
GERMANY — (1.2%)
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		2,240	2,549,363
#Ω	4.375%, 12/15/28		10,000	11,262,827
Bayer U.S. Finance LLC
#Ω	3.375%, 10/08/24		12,544	13,224,408
BMW US Capital LLC
Ω	2.800%, 04/11/26		21,530	22,264,955
Ω	3.300%, 04/06/27		6,742	7,220,587

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Daimler Finance North America LLC
Ω	3.250%, 08/01/24		2,072	$2,167,561
	8.500%, 01/18/31		28,596	43,474,170
Deutsche Bank AG
	2.950%, 08/20/20		136	136,511
EMD Finance LLC
Ω	2.950%, 03/19/22		5,120	5,226,961
Siemens Financieringsmaatschappij NV
#Ω	6.125%, 08/17/26		7,621	9,444,975
Volkswagen Financial Services AG
	0.875%, 04/12/23	EUR	4,500	5,096,037
	1.375%, 10/16/23	EUR	3,500	4,035,527
Volkswagen Financial Services NV
	1.625%, 06/09/22	GBP	5,000	6,645,029
Volkswagen Group of America Finance LLC
Ω	2.400%, 05/22/20		699	700,019
TOTAL GERMANY				133,448,930
IRELAND — (0.0%)
CRH America Finance, Inc.
#Ω	3.950%, 04/04/28	USD	1,520	1,674,286
ITALY — (0.1%)
Enel Finance International NV
Ω	3.500%, 04/06/28		2,800	2,957,406
Ω	4.875%, 06/14/29		10,000	11,645,882
TOTAL ITALY				14,603,288
JAPAN — (1.6%)
American Honda Finance Corp.
	0.550%, 03/17/23	EUR	4,900	5,544,562
	2.300%, 09/09/26		21,110	21,508,284
Beam Suntory, Inc.
	3.250%, 06/15/23		1,743	1,792,321
Mitsubishi UFJ Financial Group, Inc.
	0.680%, 01/26/23	EUR	3,822	4,328,650
	3.850%, 03/01/26		12,000	13,147,387
	3.677%, 02/22/27		4,465	4,868,015
Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		2,000	2,022,556
	1.020%, 10/11/23	EUR	5,461	6,279,060
	2.839%, 09/13/26		18,000	18,553,119
MUFG Americas Holdings Corp.
	3.500%, 06/18/22		5,472	5,691,923
MUFG Bank, Ltd.
	3.250%, 09/08/24		3,237	3,410,589
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
	Nissan Motor Acceptance Corp.
Ω	2.125%, 03/03/20		1,680	$1,680,283
	Nomura Holdings, Inc.
	6.700%, 03/04/20		1,394	1,399,771
	StanCorp Financial Group, Inc.
	5.000%, 08/15/22		3,200	3,407,810
	Sumitomo Mitsui Banking Corp.
	3.950%, 07/19/23		5,931	6,322,851
	Sumitomo Mitsui Financial Group, Inc.
	0.606%, 01/18/22	EUR	4,000	4,493,975
	3.784%, 03/09/26		5,242	5,717,248
#	3.040%, 07/16/29		3,900	4,099,230
	Takeda Pharmaceutical Co. Ltd.
	1.125%, 11/21/22	EUR	5,000	5,722,150
	Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	4,942	3,742,312
	Toyota Motor Credit Corp.
	3.300%, 01/12/22		2,605	2,687,744
#	2.625%, 01/10/23		2,999	3,093,468
	3.200%, 01/11/27		26,976	29,199,738
	3.050%, 01/11/28		11,550	12,467,125
#	3.650%, 01/08/29		5,000	5,644,693
	TOTAL JAPAN			176,824,864
NETHERLANDS — (1.2%)
	ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	911	1,029,603
	Ahold Finance USA LLC
#	6.875%, 05/01/29		704	955,003
	Cooperatieve Rabobank UA
	3.875%, 02/08/22		4,090	4,267,609
	0.750%, 08/29/23	EUR	1,200	1,366,737
	3.375%, 05/21/25		17,522	18,846,538
	Heineken NV
#Ω	2.750%, 04/01/23		2,219	2,279,772
	ING Bank NV
#Ω	2.050%, 08/15/21		5,000	5,023,875
	ING Groep NV
	1.000%, 09/20/23	EUR	2,400	2,750,455
	3.950%, 03/29/27		10,000	11,059,961
#	4.050%, 04/09/29		4,000	4,519,656
	Shell International Finance BV
	2.250%, 11/10/20		4,646	4,663,946
#	3.250%, 05/11/25		31,117	33,283,477
#	2.875%, 05/10/26		29,810	31,496,085
#	2.500%, 09/12/26		11,169	11,571,430
	TOTAL NETHERLANDS			133,114,147
NORWAY — (0.1%)
	Equinor ASA
	2.450%, 01/17/23		3,586	3,668,260

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NORWAY — (Continued)
	0.875%, 02/17/23	EUR	2,913	$3,325,404
	2.650%, 01/15/24		6,950	7,197,612
	TOTAL NORWAY			14,191,276
SPAIN — (0.6%)
	Banco Santander SA
	3.800%, 02/23/28		7,000	7,575,854
	Santander Holdings USA, Inc.
	4.500%, 07/17/25		17,590	19,230,111
	4.400%, 07/13/27		2,000	2,189,389
	Santander UK P.L.C.
	4.000%, 03/13/24		8,788	9,480,412
	Telefonica Emisiones SA
	5.462%, 02/16/21		829	859,761
	3.987%, 01/23/23	EUR	1,000	1,243,100
	4.570%, 04/27/23		7,532	8,165,319
	Telefonica Europe BV
	8.250%, 09/15/30		13,567	19,941,029
	TOTAL SPAIN			68,684,975
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.2%)
	European Financial Stability Facility
	0.000%, 11/17/22	EUR	19,769	22,222,363
	Inter-American Development Bank
	6.750%, 07/15/27		1,942	2,567,518
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			24,789,881
SWEDEN — (0.9%)
	Kommuninvest I Sverige AB
	0.250%, 06/01/22	SEK	296,540	30,904,955
	1.000%, 11/13/23	SEK	500,000	53,547,452
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	9,390	10,511,158
	0.500%, 03/21/23	EUR	1,000	1,131,069
	Swedbank AB
	0.300%, 09/06/22	EUR	4,800	5,372,615
	TOTAL SWEDEN			101,467,249
SWITZERLAND — (0.7%)
	ABB Finance USA, Inc.
	2.875%, 05/08/22		3,884	3,990,026
	Credit Suisse AG
	3.000%, 10/29/21		3,011	3,077,208
	3.625%, 09/09/24		16,929	18,167,433
	Novartis Capital Corp.
#	3.100%, 05/17/27		10,983	11,832,629
	Roche Holdings, Inc.
Ω	2.625%, 05/15/26		1,000	1,041,199
Ω	2.375%, 01/28/27		14,000	14,366,827
			Face Amount^	Value†
			(000)

SWITZERLAND — (Continued)
	UBS Group AG
Ω	4.125%, 09/24/25		20,990	$23,176,267
	TOTAL SWITZERLAND			75,651,589
UNITED KINGDOM — (2.5%)
	AstraZeneca P.L.C.
	2.375%, 11/16/20		2,316	2,328,725
	3.375%, 11/16/25		8,259	8,892,624
	4.000%, 01/17/29		2,000	2,275,964
	BAE Systems Holdings, Inc.
Ω	2.850%, 12/15/20		1,239	1,248,143
	Barclays P.L.C.
	1.500%, 04/01/22	EUR	2,800	3,206,573
#	3.650%, 03/16/25		14,330	15,190,709
	4.375%, 01/12/26		9,970	10,980,898
	BAT International Finance P.L.C.
	2.375%, 01/19/23	EUR	5,895	6,986,997
	BP Capital Markets America, Inc.
#	3.245%, 05/06/22		2,848	2,948,525
	3.119%, 05/04/26		8,415	8,911,123
	3.017%, 01/16/27		11,773	12,313,489
	BP Capital Markets P.L.C.
	3.535%, 11/04/24		2,240	2,413,246
#	3.017%, 01/16/27		1,700	1,744,093
#	3.279%, 09/19/27		11,000	11,740,909
	British Telecommunications P.L.C.
	1.125%, 03/10/23	EUR	2,800	3,217,758
	0.875%, 09/26/23	EUR	4,900	5,594,819
	5.125%, 12/04/28		7,200	8,440,112
	Coca-Cola European Partners P.L.C.
	1.125%, 05/26/24	EUR	7,555	8,799,405
	Diageo Investment Corp.
	2.875%, 05/11/22		131	134,426
	GlaxoSmithKline Capital, Inc.
	3.875%, 05/15/28		7,700	8,694,603
	HSBC Holdings P.L.C.
	3.400%, 03/08/21		4,100	4,171,433
	4.000%, 03/30/22		5,009	5,240,260
	4.300%, 03/08/26		13,270	14,721,915
	3.900%, 05/25/26		12,666	13,770,217
	HSBC USA, Inc.
	3.500%, 06/23/24		12,593	13,470,359
	Janus Capital Group, Inc.
	4.875%, 08/01/25		9,046	10,090,668
	Lloyds Banking Group P.L.C.
	1.000%, 11/09/23	EUR	300	342,709
#	3.750%, 01/11/27		10,250	11,022,386
	4.375%, 03/22/28		4,000	4,517,164
	Mead Johnson Nutrition Co.
	4.125%, 11/15/25		5,931	6,617,280

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
	National Grid North America, Inc.
	0.750%, 08/08/23	EUR	450	$512,189
	Nationwide Building Society
Ω	3.900%, 07/21/25		4,600	5,040,016
	NatWest Markets P.L.C.
	0.625%, 03/02/22	EUR	6,800	7,638,626
	Praxair, Inc.
#	2.200%, 08/15/22		800	811,599
	Rolls-Royce P.L.C.
	0.875%, 05/09/24	EUR	2,510	2,820,944
Ω	3.625%, 10/14/25		20,258	21,207,686
	Royal Bank of Scotland Group P.L.C.
	2.500%, 03/22/23	EUR	4,900	5,819,257
	4.800%, 04/05/26		4,800	5,426,304
	Standard Chartered P.L.C.
Ω	4.050%, 04/12/26		4,380	4,725,459
	TechnipFMC P.L.C.
	3.450%, 10/01/22		4,235	4,379,339
	Unilever Capital Corp.
#	2.000%, 07/28/26		1,900	1,923,322
	Vodafone Group P.L.C.
#	7.875%, 02/15/30		7,107	10,129,429
	TOTAL UNITED KINGDOM			280,461,702
UNITED STATES — (35.3%)
	3M Co.
	2.875%, 10/15/27		14,390	15,209,080
	Abbott Ireland Financing DAC
	0.000%, 09/27/20	EUR	864	959,415
	Abbott Laboratories
#	2.950%, 03/15/25		12,469	13,126,662
	AbbVie, Inc.
	2.900%, 11/06/22		2,800	2,875,260
	3.600%, 05/14/25		18,850	20,144,020
#	4.250%, 11/14/28		25,500	28,627,222
	Activision Blizzard, Inc.
#	3.400%, 06/15/27		6,308	6,748,989
	Adobe, Inc.
#	3.250%, 02/01/25		1,920	2,053,910
	Advance Auto Parts, Inc.
	4.500%, 12/01/23		1,186	1,283,337
	Aetna, Inc.
	2.750%, 11/15/22		8,320	8,490,489
	3.500%, 11/15/24		5,359	5,697,511
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25		3,410	3,633,855
	Aflac, Inc.
#	3.250%, 03/17/25		11,007	11,725,242
	Alabama Power Co.
	2.800%, 04/01/25		2,560	2,664,887
	Albemarle Corp.
	4.150%, 12/01/24		7,365	8,014,648
	Allergan Finance LLC
	3.250%, 10/01/22		7,562	7,804,566
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Allergan Funding SCS
3.450%, 03/15/22		12,881	$13,260,641
3.800%, 03/15/25		2,471	2,653,680
Allstate Corp. (The)
5.350%, 06/01/33		7,500	9,889,018
Alphabet, Inc.
1.998%, 08/15/26		7,385	7,510,979
Altria Group, Inc.
4.750%, 05/05/21		208	215,616
Amazon.com, Inc.
3.150%, 08/22/27		9,200	9,954,057
Ameren Corp.
2.700%, 11/15/20		988	993,754
3.650%, 02/15/26		10,631	11,337,299
American Express Credit Corp.
# 2.250%, 05/05/21		148	149,172
# 3.300%, 05/03/27		16,929	18,304,514
American International Group, Inc.
4.875%, 06/01/22		1,425	1,521,856
1.500%, 06/08/23	EUR	2,000	2,313,008
4.125%, 02/15/24		10,069	10,915,624
# 3.750%, 07/10/25		9,247	10,024,861
3.900%, 04/01/26		6,429	7,037,097
4.200%, 04/01/28		2,100	2,365,640
American Water Capital Corp.
# 3.850%, 03/01/24		2,115	2,267,015
2.950%, 09/01/27		584	608,875
Ameriprise Financial, Inc.
5.300%, 03/15/20		129	129,516
4.000%, 10/15/23		3,722	4,011,652
2.875%, 09/15/26		6,175	6,476,217
AmerisourceBergen Corp.
3.400%, 05/15/24		1,223	1,289,811
3.450%, 12/15/27		3,000	3,194,694
Amgen, Inc.
4.100%, 06/15/21		6,993	7,185,103
3.625%, 05/22/24		6,399	6,848,651
# 3.125%, 05/01/25		3,200	3,373,606
2.600%, 08/19/26		10,375	10,704,029
Analog Devices, Inc.
3.900%, 12/15/25		4,965	5,436,447
# 3.500%, 12/05/26		11,977	12,885,697
Anthem, Inc.
4.350%, 08/15/20		1,087	1,101,235
3.125%, 05/15/22		2,177	2,244,013
# 3.500%, 08/15/24		4,986	5,282,293
3.650%, 12/01/27		4,000	4,321,252
4.101%, 03/01/28		16,600	18,364,665
Aon Corp.
5.000%, 09/30/20		810	826,760
Aon P.L.C.
4.000%, 11/27/23		4,000	4,288,141
3.500%, 06/14/24		9,147	9,686,143
Apache Corp.
3.250%, 04/15/22		3,282	3,353,541

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Apple, Inc.
2.500%, 02/09/25	4,560	$4,725,594
3.250%, 02/23/26	19,942	21,452,682
2.450%, 08/04/26	17,090	17,631,046
3.350%, 02/09/27	33,607	36,487,941
# 3.000%, 06/20/27	11,436	12,229,182
3.000%, 11/13/27	26,919	28,806,471
Applied Materials, Inc.
3.300%, 04/01/27	16,750	18,105,414
Archer-Daniels-Midland Co.
2.500%, 08/11/26	4,942	5,110,870
Arizona Public Service Co.
3.150%, 05/15/25	9,580	10,084,323
Arrow Electronics, Inc.
3.875%, 01/12/28	12,338	12,995,077
Assurant, Inc.
4.000%, 03/15/23	6,399	6,742,646
AT&T, Inc.
4.000%, 01/15/22	1,152	1,200,919
# 3.550%, 06/01/24	4,480	4,757,604
3.950%, 01/15/25	9,885	10,736,926
3.400%, 05/15/25	23,617	25,075,849
# 3.600%, 07/15/25	12,500	13,473,787
3.800%, 02/15/27	8,782	9,580,121
Autodesk, Inc.
3.125%, 06/15/20	372	373,235
4.375%, 06/15/25	3,015	3,343,732
# 3.500%, 06/15/27	12,009	12,882,626
Automatic Data Processing, Inc.
3.375%, 09/15/25	12,356	13,383,528
AutoZone, Inc.
2.875%, 01/15/23	11,988	12,287,991
3.125%, 07/15/23	1,270	1,319,426
3.250%, 04/15/25	6,203	6,586,701
3.125%, 04/21/26	988	1,039,702
Avnet, Inc.
4.625%, 04/15/26	5,560	6,105,154
AXIS Specialty Finance P.L.C.
4.000%, 12/06/27	20,320	22,342,066
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27	1,900	2,009,080
Baltimore Gas & Electric Co.
# 2.400%, 08/15/26	692	705,943
Bank of America Corp.
4.000%, 04/01/24	6,120	6,633,970
3.875%, 08/01/25	2,350	2,584,464
(r) 3.419%, 12/20/28	15,341	16,486,789
Bank of New York Mellon Corp. (The)
# 3.650%, 02/04/24	10,524	11,298,902
# 3.000%, 02/24/25	1,913	2,016,019
2.800%, 05/04/26	7,088	7,467,433
Baxter International, Inc.
# 2.600%, 08/15/26	4,951	5,081,955
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Bemis Co., Inc.
Ω	4.500%, 10/15/21		640	$661,802
	Berkshire Hathaway, Inc.
	0.750%, 03/16/23	EUR	650	738,962
#	3.125%, 03/15/26		33,128	35,478,612
	Best Buy Co., Inc.
#	4.450%, 10/01/28		19,493	21,871,909
	Biogen, Inc.
	2.900%, 09/15/20		14,678	14,777,728
	4.050%, 09/15/25		8,950	9,874,564
	Black Hills Corp.
	4.350%, 05/01/33		1,750	2,036,731
	BlackRock, Inc.
#	3.200%, 03/15/27		24,563	26,739,413
	Boeing Co. (The)
#	8.750%, 08/15/21		977	1,077,530
	2.500%, 03/01/25		6,399	6,502,123
#	2.600%, 10/30/25		3,568	3,649,064
	Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	2,000	2,257,643
	2.150%, 11/25/22	EUR	4,020	4,711,802
#	3.600%, 06/01/26		12,494	13,629,586
#	3.550%, 03/15/28		5,000	5,449,093
	Bristol-Myers Squibb Co.
	2.000%, 08/01/22		4,244	4,305,367
Ω	4.000%, 08/15/23		8,237	8,822,794
Ω	3.625%, 05/15/24		4,433	4,741,020
	Brown & Brown, Inc.
	4.200%, 09/15/24		4,660	5,075,243
	Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27		15,000	15,737,247
	Burlington Northern Santa Fe LLC
#	3.000%, 04/01/25		4,279	4,528,458
#	7.000%, 12/15/25		858	1,096,007
	CA, Inc.
	4.700%, 03/15/27		17,502	19,363,485
	Campbell Soup Co.
	2.500%, 08/02/22		1,939	1,963,008
	3.300%, 03/19/25		4,045	4,236,162
	4.150%, 03/15/28		9,628	10,664,474
	Capital One Financial Corp.
	4.750%, 07/15/21		1,956	2,038,082
#	3.750%, 04/24/24		4,607	4,922,763
	0.800%, 06/12/24	EUR	2,650	3,010,410
	3.200%, 02/05/25		2,700	2,831,414
	3.750%, 03/09/27		7,165	7,757,556
#	3.800%, 01/31/28		3,000	3,268,912
	Cardinal Health, Inc.
	4.625%, 12/15/20		640	655,115
	3.200%, 06/15/22		3,840	3,945,877
#	3.410%, 06/15/27		17,718	18,528,047
	Caterpillar, Inc.
	2.600%, 06/26/22		2,531	2,581,855
#	3.400%, 05/15/24		1,823	1,944,880

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
CenterPoint Energy Resources Corp.
	4.500%, 01/15/21	1,549	$1,577,456
	4.000%, 04/01/28	4,800	5,328,472
Charles Schwab Corp. (The)
	3.000%, 03/10/25	12,777	13,513,602
Chevron Corp.
#	2.954%, 05/16/26	11,356	12,063,864
Chubb INA Holdings, Inc.
	2.875%, 11/03/22	1,852	1,905,732
	2.700%, 03/13/23	2,965	3,046,680
	3.350%, 05/15/24	5,120	5,451,550
Cigna Corp.
Ω	3.900%, 02/15/22	4,767	4,953,707
Ω	4.000%, 02/15/22	743	768,552
#Ω	3.500%, 06/15/24	8,342	8,809,362
Ω	3.250%, 04/15/25	4,500	4,717,440
Ω	3.400%, 03/01/27	14,920	15,825,305
Cincinnati Financial Corp.
#	6.920%, 05/15/28	4,000	5,374,862
Citigroup, Inc.
#	4.500%, 01/14/22	1,472	1,547,028
#	3.750%, 06/16/24	2,560	2,751,325
	3.300%, 04/27/25	7,679	8,161,693
Clorox Co. (The)
#	3.100%, 10/01/27	5,077	5,426,543
#	3.900%, 05/15/28	16,112	18,231,716
CME Group, Inc.
	3.000%, 03/15/25	2,833	2,992,974
CMS Energy Corp.
	3.875%, 03/01/24	1,725	1,842,008
	3.600%, 11/15/25	3,163	3,400,673
	3.000%, 05/15/26	4,942	5,191,932
CNA Financial Corp.
	4.500%, 03/01/26	22,057	24,674,841
Coca-Cola Co. (The)
#	3.200%, 11/01/23	13,789	14,662,358
#	2.250%, 09/01/26	12,603	12,960,011
	2.900%, 05/25/27	13,535	14,534,439
Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22	2,731	3,304,075
Comcast Corp.
	3.375%, 08/15/25	4,946	5,313,150
	3.150%, 03/01/26	9,198	9,781,897
#	3.150%, 02/15/28	5,000	5,361,868
	4.250%, 10/15/30	5,000	5,866,643
	7.050%, 03/15/33	2,200	3,272,394
Comerica, Inc.
	4.000%, 02/01/29	5,000	5,610,501
Conagra Brands, Inc.
	3.200%, 01/25/23	4,643	4,797,116
ConocoPhillips Co.
	4.950%, 03/15/26	14,827	17,288,987
ConocoPhillips Holding Co.
	6.950%, 04/15/29	9,700	13,319,095
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24	1,280	$1,358,802
	Constellation Brands, Inc.
	3.600%, 02/15/28	6,325	6,827,845
	Corning, Inc.
	3.700%, 11/15/23	2,710	2,863,862
	Costco Wholesale Corp.
	3.000%, 05/18/27	19,300	20,796,687
	Cox Communications, Inc.
#Ω	3.850%, 02/01/25	6,790	7,297,189
Ω	3.500%, 08/15/27	1,200	1,281,732
	CSX Corp.
#	4.250%, 06/01/21	748	767,898
	CVS Health Corp.
#	2.800%, 07/20/20	1,913	1,919,887
	2.125%, 06/01/21	1,285	1,290,874
#	3.375%, 08/12/24	14,857	15,660,841
	3.875%, 07/20/25	13,408	14,494,302
	3.250%, 08/15/29	4,000	4,149,369
	Danaher Corp.
#	3.350%, 09/15/25	1,483	1,600,674
	Deere & Co.
	5.375%, 10/16/29	467	596,662
	Discover Bank
	4.650%, 09/13/28	2,800	3,225,335
	Discovery Communications LLC
	3.500%, 06/15/22	7,694	7,965,656
	3.250%, 04/01/23	640	666,137
#	3.900%, 11/15/24	5,376	5,776,058
	3.450%, 03/15/25	5,671	5,966,596
	Dollar General Corp.
#	3.250%, 04/15/23	6,733	7,003,496
	4.150%, 11/01/25	1,604	1,781,582
	Dollar Tree, Inc.
#	4.200%, 05/15/28	35,940	39,482,224
	Dominion Energy Gas Holdings LLC
	2.800%, 11/15/20	7,166	7,214,571
	Dominion Energy, Inc.
	3.900%, 10/01/25	10,013	10,934,992
	Dow Chemical Co. (The)
	3.000%, 11/15/22	1,694	1,742,977
#	3.500%, 10/01/24	7,452	7,939,455
	DTE Energy Co.
	3.850%, 12/01/23	960	1,023,578
	2.850%, 10/01/26	1,000	1,033,814
	6.375%, 04/15/33	2,305	3,129,600
	Duke Energy Corp.
#	3.750%, 04/15/24	5,705	6,102,618
	DXC Technology Co.
	4.450%, 09/18/22	3,200	3,383,658
#	4.750%, 04/15/27	35,329	38,708,545
	E*TRADE Financial Corp.
#	4.500%, 06/20/28	8,496	9,544,820

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Eastman Chemical Co.
	4.500%, 01/15/21		88	$89,451
	3.600%, 08/15/22		297	308,305
	1.500%, 05/26/23	EUR	7,630	8,862,185
	3.800%, 03/15/25		9,527	10,195,135
	Eaton Corp.
	4.000%, 11/02/32		11,600	13,614,997
	Eaton Vance Corp.
	3.500%, 04/06/27		10,462	11,293,517
	eBay, Inc.
#	3.800%, 03/09/22		5,177	5,364,887
	2.600%, 07/15/22		1,688	1,712,689
#	3.600%, 06/05/27		13,375	14,217,890
	Ecolab, Inc.
	4.350%, 12/08/21		480	503,237
#	2.700%, 11/01/26		4,448	4,679,857
	Electronic Arts, Inc.
	4.800%, 03/01/26		15,000	17,307,573
	Emerson Electric Co.
#	3.150%, 06/01/25		5,312	5,648,778
	Energy Transfer Operating L.P.
	4.750%, 01/15/26		8,233	9,014,537
	Enterprise Products Operating LLC
	5.200%, 09/01/20		480	489,146
	3.900%, 02/15/24		2,080	2,227,387
#	3.700%, 02/15/26		5,276	5,719,147
#	6.875%, 03/01/33		700	971,955
	EOG Resources, Inc.
	4.100%, 02/01/21		1,722	1,760,441
	3.150%, 04/01/25		6,718	7,116,889
	ERAC USA Finance LLC
#Ω	3.850%, 11/15/24		6,590	7,103,285
	Evergy, Inc.
	4.850%, 06/01/21		2,466	2,546,862
	Eversource Energy
	2.500%, 03/15/21		494	497,790
	2.800%, 05/01/23		4,743	4,862,365
	4.250%, 04/01/29		1,000	1,143,360
	Exelon Corp.
	2.450%, 04/15/21		370	372,529
	3.950%, 06/15/25		2,323	2,530,879
#	3.400%, 04/15/26		20,540	21,978,461
	Exxon Mobil Corp.
	3.176%, 03/15/24		2,929	3,094,891
#	2.440%, 08/16/29		3,500	3,595,859
	FedEx Corp.
#	2.625%, 08/01/22		3,357	3,428,306
	1.000%, 01/11/23	EUR	8,560	9,743,142
#	4.000%, 01/15/24		8,491	9,220,886
#	3.200%, 02/01/25		3,744	3,951,357
#	3.400%, 02/15/28		5,250	5,524,408
	4.900%, 01/15/34		2,075	2,424,930
	Fifth Third Bancorp
#	3.950%, 03/14/28		26,032	29,279,676
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	FirstEnergy Corp.
	7.375%, 11/15/31		2,368	$3,430,303
	Fluor Corp.
	1.750%, 03/21/23	EUR	4,500	5,027,405
#	4.250%, 09/15/28		5,500	5,660,264
	FMR LLC
Ω	4.950%, 02/01/33		2,400	3,061,293
	GATX Corp.
	3.250%, 03/30/25		5,120	5,327,960
	3.250%, 09/15/26		7,749	8,033,323
	General Electric Co.
	6.750%, 03/15/32		29,038	38,844,940
	General Mills, Inc.
	4.200%, 04/17/28		8,600	9,788,214
	General Motors Co.
	4.200%, 10/01/27		2,000	2,118,608
	General Motors Financial Co., Inc.
	5.250%, 03/01/26		17,826	20,028,392
	4.350%, 01/17/27		4,942	5,306,073
	Georgia Power Co.
	3.250%, 04/01/26		3,000	3,170,767
#	3.250%, 03/30/27		15,966	17,011,808
	Georgia-Pacific LLC
	7.750%, 11/15/29		1,000	1,451,954
	Gilead Sciences, Inc.
	4.400%, 12/01/21		1,414	1,475,366
	3.700%, 04/01/24		10,612	11,346,091
	3.650%, 03/01/26		8,806	9,568,311
	Global Payments, Inc.
	4.800%, 04/01/26		7,031	7,966,644
	4.450%, 06/01/28		7,882	8,921,397
	Goldman Sachs Group, Inc. (The)
	6.000%, 06/15/20		42	42,635
	5.250%, 07/27/21		2,240	2,353,584
	4.000%, 03/03/24		21,404	23,103,943
	3.750%, 05/22/25		8,213	8,843,974
	3.750%, 02/25/26		5,350	5,791,450
	Halliburton Co.
	3.500%, 08/01/23		6,399	6,700,021
#	3.800%, 11/15/25		4,981	5,389,311
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		5,593	5,917,469
	Hasbro, Inc.
#	3.500%, 09/15/27		3,300	3,389,570
	Hewlett Packard Enterprise Co.
#	4.900%, 10/15/25		6,965	7,877,152
	Honeywell International, Inc.
#	2.500%, 11/01/26		9,698	10,073,801
	Hormel Foods Corp.
	4.125%, 04/15/21		1,479	1,513,124
	Humana, Inc.
	3.850%, 10/01/24		7,825	8,424,903
	Huntington Bancshares, Inc.
	3.150%, 03/14/21		1,582	1,605,640

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
2.300%, 01/14/22		2,292	$2,314,257
Hyatt Hotels Corp.
# 3.375%, 07/15/23		1,936	2,012,895
Illinois Tool Works, Inc.
1.250%, 05/22/23	EUR	1,000	1,158,287
# 3.500%, 03/01/24		6,399	6,856,555
Intel Corp.
2.700%, 12/15/22		413	426,575
# 3.150%, 05/11/27		2,500	2,711,427
4.000%, 12/15/32		3,200	3,781,121
Intercontinental Exchange, Inc.
3.750%, 12/01/25		10,000	10,955,000
International Business Machines Corp.
# 2.250%, 02/19/21		17,824	17,938,603
# 3.375%, 08/01/23		4,409	4,658,798
# 3.625%, 02/12/24		9,600	10,298,859
# 3.300%, 01/27/27		26,154	28,287,756
International Paper Co.
# 3.650%, 06/15/24		7,850	8,361,504
3.800%, 01/15/26		3,050	3,322,255
Interpublic Group of Cos., Inc. (The)
# 4.200%, 04/15/24		3,903	4,242,743
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27		6,594	7,320,511
JM Smucker Co. (The)
3.500%, 03/15/25		6,042	6,467,561
Johnson & Johnson
2.450%, 03/01/26		3,212	3,333,249
Johnson Controls International P.L.C.
1.000%, 09/15/23	EUR	13,315	15,265,912
# 3.625%, 07/02/24		915	967,576
JPMorgan Chase & Co.
2.750%, 02/01/23	EUR	5,750	6,918,789
3.625%, 05/13/24		12,131	12,998,134
# 3.900%, 07/15/25		13,351	14,636,241
2.950%, 10/01/26		500	524,170
Juniper Networks, Inc.
# 4.500%, 03/15/24		4,224	4,625,154
# 3.750%, 08/15/29		4,000	4,248,768
Kellogg Co.
# 3.250%, 04/01/26		13,739	14,619,636
3.400%, 11/15/27		14,600	15,674,548
7.450%, 04/01/31		6,959	10,038,467
Keurig Dr Pepper, Inc.
# 3.400%, 11/15/25		5,885	6,279,148
KeyBank NA
3.300%, 06/01/25		750	802,677
KeyCorp
2.900%, 09/15/20		319	321,136
5.100%, 03/24/21		101	104,787
Kimberly-Clark Corp.
# 2.400%, 06/01/23		1,920	1,962,251
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Kohl's Corp.
	4.750%, 12/15/23		1,417	$1,513,354
	Kraft Heinz Foods Co.
#	3.950%, 07/15/25		18,315	19,637,457
	Kroger Co. (The)
#	3.850%, 08/01/23		3,341	3,557,613
#	7.500%, 04/01/31		16,177	22,902,424
	L3Harris Technologies, Inc.
#Ω	3.950%, 05/28/24		2,469	2,653,875
	Laboratory Corp. of America Holdings
	4.000%, 11/01/23		3,840	4,092,637
	3.600%, 09/01/27		2,500	2,693,262
	Lam Research Corp.
	3.800%, 03/15/25		4,094	4,467,005
	4.000%, 03/15/29		3,000	3,384,680
	Lear Corp.
#	3.800%, 09/15/27		5,000	5,216,916
	Legg Mason, Inc.
#	3.950%, 07/15/24		4,736	5,084,150
	4.750%, 03/15/26		9,317	10,513,425
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		6,665	7,684,745
	Lincoln National Corp.
	6.250%, 02/15/20		117	117,136
	Lockheed Martin Corp.
	2.900%, 03/01/25		4,480	4,716,720
#	3.550%, 01/15/26		4,800	5,239,494
	Loews Corp.
	2.625%, 05/15/23		3,761	3,862,287
	3.750%, 04/01/26		10,670	11,686,891
	Lowe's Cos., Inc.
#	3.120%, 04/15/22		292	299,910
#	3.375%, 09/15/25		5,183	5,563,800
	LYB International Finance II BV
	1.875%, 03/02/22	EUR	4,900	5,622,588
#	3.500%, 03/02/27		4,166	4,426,216
	LyondellBasell Industries NV
#	5.750%, 04/15/24		5,827	6,659,426
	Magellan Midstream Partners L.P.
#	4.250%, 02/01/21		1,516	1,549,997
	Manufacturers & Traders Trust Co.
#	2.900%, 02/06/25		8,028	8,396,499
	Marathon Petroleum Corp.
#	3.625%, 09/15/24		8,191	8,691,180
	Marriott International, Inc.
	2.875%, 03/01/21		1,009	1,020,163
#	4.000%, 04/15/28		7,900	8,648,575
	Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		8,320	8,808,843
	Mastercard, Inc.
	1.100%, 12/01/22	EUR	405	464,391
#	2.950%, 11/21/26		2,700	2,878,827

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Maxim Integrated Products, Inc.
3.450%, 06/15/27		5,931	$6,303,780
McDonald's Corp.
# 2.200%, 05/26/20		802	802,942
3.500%, 07/15/20		4,915	4,959,779
2.000%, 06/01/23	EUR	3,100	3,684,803
0.625%, 01/29/24	EUR	8,900	10,126,918
McKesson Corp.
3.796%, 03/15/24		4,348	4,631,496
4.750%, 05/30/29		7,500	8,605,171
Medtronic, Inc.
3.500%, 03/15/25		880	953,047
Merck & Co., Inc.
# 2.750%, 02/10/25		11,609	12,179,760
MetLife, Inc.
# 3.600%, 04/10/24		6,140	6,609,127
Microsoft Corp.
2.700%, 02/12/25		1,567	1,640,957
2.400%, 08/08/26		29,634	30,732,817
# 3.300%, 02/06/27		14,692	16,087,495
Molson Coors Beverage Co.
# 3.500%, 05/01/22		2,787	2,877,235
3.000%, 07/15/26		18,416	18,942,533
Morgan Stanley
5.500%, 07/28/21		865	912,558
# 3.875%, 04/29/24		11,982	12,920,472
3.875%, 01/27/26		18,683	20,468,958
3.625%, 01/20/27		18,926	20,519,070
Mosaic Co. (The)
# 4.250%, 11/15/23		3,965	4,255,349
# 4.050%, 11/15/27		6,000	6,429,924
Motorola Solutions, Inc.
3.750%, 05/15/22		1,799	1,871,917
# 3.500%, 03/01/23		3,200	3,325,900
4.600%, 05/23/29		4,700	5,286,081
MPLX L.P.
4.125%, 03/01/27		12,320	13,060,211
Mylan NV
3.950%, 06/15/26		18,167	19,394,806
Mylan, Inc.
# 4.200%, 11/29/23		4,480	4,754,448
Nasdaq, Inc.
4.250%, 06/01/24		2,816	3,064,530
National Oilwell Varco, Inc.
2.600%, 12/01/22		1,265	1,286,626
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		2,708	4,194,111
NetApp, Inc.
3.250%, 12/15/22		1,088	1,126,273
# 3.300%, 09/29/24		3,451	3,622,411
Newell Brands, Inc.
4.000%, 06/15/22		6,483	6,693,234
Newmont Corp.
3.625%, 06/09/21		3,975	4,055,178
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	NextEra Energy Capital Holdings, Inc.
	4.500%, 06/01/21	828	$852,645
	3.550%, 05/01/27	25,641	27,781,853
	NIKE, Inc.
	2.375%, 11/01/26	28,083	29,092,724
	NiSource, Inc.
	3.850%, 02/15/23	2,335	2,449,664
	Noble Energy, Inc.
	3.900%, 11/15/24	1,556	1,661,325
#	3.850%, 01/15/28	12,760	13,490,599
	Nordstrom, Inc.
#	4.000%, 10/15/21	960	986,677
#	4.000%, 03/15/27	27,954	29,605,983
	Northrop Grumman Corp.
#	3.250%, 08/01/23	988	1,038,816
	Nucor Corp.
	3.950%, 05/01/28	10,245	11,433,065
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,748	3,024,272
	NVIDIA Corp.
	3.200%, 09/16/26	3,800	4,089,211
	Occidental Petroleum Corp.
	2.700%, 02/15/23	420	426,704
#	3.400%, 04/15/26	7,291	7,616,759
#	3.000%, 02/15/27	7,118	7,248,580
	Ohio Power Co.
	5.375%, 10/01/21	2,308	2,447,162
	Omnicom Group, Inc. / Omnicom Capital, Inc.
#	3.650%, 11/01/24	6,057	6,526,150
	ONEOK, Inc.
	4.000%, 07/13/27	6,623	7,134,670
	Oracle Corp.
#	2.950%, 05/15/25	19,000	20,065,974
#	2.650%, 07/15/26	39,785	41,530,072
	3.250%, 11/15/27	36,794	39,837,041
	O'Reilly Automotive, Inc.
#	3.600%, 09/01/27	21,580	23,540,908
	Packaging Corp. of America
	4.500%, 11/01/23	3,888	4,221,074
	Parker-Hannifin Corp.
#	3.300%, 11/21/24	6,093	6,468,672
#	3.250%, 06/14/29	6,200	6,657,016
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26	1,000	1,046,189
	PepsiCo, Inc.
#	2.750%, 03/05/22	2,810	2,879,513
	3.500%, 07/17/25	10,309	11,231,088
	PerkinElmer, Inc.
	3.300%, 09/15/29	3,700	3,869,812
	Pfizer, Inc.
#	3.000%, 12/15/26	42,108	44,889,499
	Philip Morris International, Inc.
#	3.250%, 11/10/24	7,098	7,525,465

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Phillips 66
4.300%, 04/01/22	2,235	$2,349,721
Phillips 66 Partners L.P.
3.550%, 10/01/26	23,603	25,226,209
3.750%, 03/01/28	3,265	3,467,983
PNC Bank NA
# 2.950%, 02/23/25	8,093	8,491,836
# 3.250%, 06/01/25	8,000	8,528,080
PNC Financial Services Group, Inc. (The)
4.375%, 08/11/20	267	270,672
3.300%, 03/08/22	795	820,536
PPG Industries, Inc.
# 3.750%, 03/15/28	13,512	14,938,316
2.800%, 08/15/29	2,603	2,687,053
PPL Capital Funding, Inc.
3.400%, 06/01/23	3,334	3,477,414
3.100%, 05/15/26	11,200	11,720,704
Precision Castparts Corp.
3.250%, 06/15/25	30,987	33,165,715
Principal Financial Group, Inc.
3.125%, 05/15/23	4,444	4,618,952
# 3.400%, 05/15/25	5,700	6,063,744
3.100%, 11/15/26	5,472	5,784,454
Procter & Gamble Co. (The)
# 2.450%, 11/03/26	1,077	1,133,683
# 2.850%, 08/11/27	12,850	13,958,081
Progress Energy, Inc.
4.400%, 01/15/21	1,225	1,246,550
7.750%, 03/01/31	2,500	3,616,907
Prudential Financial, Inc.
3.878%, 03/27/28	1,215	1,358,820
PSEG Power LLC
5.125%, 04/15/20	2,243	2,257,098
# 4.300%, 11/15/23	5,815	6,262,688
Puget Energy, Inc.
6.000%, 09/01/21	7,900	8,414,098
QUALCOMM, Inc.
# 3.450%, 05/20/25	15,743	16,908,245
Quest Diagnostics, Inc.
3.500%, 03/30/25	384	409,426
Reinsurance Group of America, Inc.
5.000%, 06/01/21	960	1,001,711
# 4.700%, 09/15/23	3,840	4,200,753
3.950%, 09/15/26	16,189	17,592,075
Republic Services, Inc.
3.550%, 06/01/22	4,488	4,651,295
Rockwell Automation, Inc.
2.875%, 03/01/25	5,738	5,988,483
Roper Technologies, Inc.
3.000%, 12/15/20	1,285	1,297,118
Royal Caribbean Cruises, Ltd.
7.500%, 10/15/27	5,180	6,653,440
3.700%, 03/15/28	14,325	15,053,985
salesforce.com, Inc.
3.700%, 04/11/28	12,800	14,322,885
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Sempra Energy
2.850%, 11/15/20	3,650	$3,673,552
4.050%, 12/01/23	4,205	4,516,087
# 3.550%, 06/15/24	6,528	6,924,849
Sherwin-Williams Co. (The)
3.450%, 08/01/25	6,794	7,252,034
# 3.450%, 06/01/27	1,035	1,114,645
2.950%, 08/15/29	6,000	6,209,048
Southern Co. (The)
# 3.250%, 07/01/26	8,992	9,573,865
Southern Power Co.
4.150%, 12/01/25	5,433	6,011,035
Southwest Airlines Co.
2.650%, 11/05/20	5,140	5,168,883
3.000%, 11/15/26	9,166	9,593,384
Southwest Gas Corp.
3.700%, 04/01/28	2,900	3,156,441
Starbucks Corp.
3.850%, 10/01/23	1,231	1,314,333
State Street Corp.
# 3.300%, 12/16/24	13,947	14,928,437
3.550%, 08/18/25	8,254	9,001,225
Steelcase Inc.
5.125%, 01/18/29	3,000	3,485,475
Stryker Corp.
2.625%, 03/15/21	896	904,418
3.375%, 05/15/24	512	543,051
3.375%, 11/01/25	11,427	12,318,444
# 3.650%, 03/07/28	25,656	28,265,133
Sysco Corp.
2.600%, 10/01/20	2,965	2,979,715
3.750%, 10/01/25	685	751,852
3.300%, 07/15/26	18,844	20,321,470
3.250%, 07/15/27	4,934	5,293,691
Tapestry, Inc.
4.250%, 04/01/25	16,805	18,069,360
Target Corp.
# 2.500%, 04/15/26	4,468	4,658,996
TCI Communications, Inc.
7.875%, 02/15/26	1,520	1,999,097
TD Ameritrade Holding Corp.
2.950%, 04/01/22	1,785	1,829,186
# 3.625%, 04/01/25	7,358	7,950,781
Texas Instruments, Inc.
2.900%, 11/03/27	3,500	3,741,027
TJX Cos., Inc. (The)
# 2.250%, 09/15/26	17,600	18,088,466
Truist Financial Corp.
2.900%, 03/03/21	2,000	2,024,652
# 3.700%, 06/05/25	14,345	15,673,036
TWDC Enterprises 18 Corp.
# 3.150%, 09/17/25	9,588	10,325,648
Tyson Foods, Inc.
4.500%, 06/15/22	5,527	5,835,873
U.S. Bank NA
2.800%, 01/27/25	5,950	6,223,142

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Union Pacific Corp.
2.750%, 04/15/23		640	$658,333
3.250%, 01/15/25		9,515	10,093,562
3.950%, 09/10/28		22,950	25,917,805
United Parcel Service, Inc.
0.375%, 11/15/23	EUR	850	959,478
# 3.050%, 11/15/27		2,127	2,281,321
United Technologies Corp.
3.100%, 06/01/22		158	163,295
7.500%, 09/15/29		615	882,943
UnitedHealth Group, Inc.
2.750%, 02/15/23		8,672	8,904,332
3.750%, 07/15/25		12,530	13,710,326
3.100%, 03/15/26		1,290	1,377,679
Unum Group
4.000%, 03/15/24		5,051	5,411,192
3.875%, 11/05/25		1,977	2,131,789
4.000%, 06/15/29		7,000	7,608,739
US Bancorp
2.350%, 01/29/21		806	810,815
Valero Energy Corp.
3.400%, 09/15/26		8,918	9,463,487
7.500%, 04/15/32		580	804,474
Verizon Communications, Inc.
3.376%, 02/15/25		2,414	2,581,583
2.625%, 08/15/26		2,026	2,097,947
4.125%, 03/16/27		3,000	3,389,092
4.329%, 09/21/28		2,500	2,893,037
4.016%, 12/03/29		17,153	19,502,889
ViacomCBS, Inc.
4.500%, 03/01/21		1,856	1,908,312
4.250%, 09/01/23		640	689,260
3.875%, 04/01/24		4,899	5,263,856
3.500%, 01/15/25		2,364	2,514,162
2.900%, 01/15/27		26,061	26,651,226
7.875%, 07/30/30		1,137	1,648,304
Visa, Inc.
3.150%, 12/14/25		14,555	15,639,357
VMware, Inc.
3.900%, 08/21/27		1,024	1,090,254
Walgreen Co.
3.100%, 09/15/22		3,807	3,915,842
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		7,828	7,992,785
3.450%, 06/01/26		4,465	4,630,292
Walt Disney Co. (The)
3.700%, 09/15/24		14,364	15,576,027
Waste Management, Inc.
4.600%, 03/01/21		1,831	1,875,834
3.500%, 05/15/24		4,942	5,266,081
# 3.125%, 03/01/25		3,460	3,668,377
WEC Energy Group, Inc.
2.450%, 06/15/20		1,658	1,661,196
3.550%, 06/15/25		6,271	6,741,710
Wells Fargo & Co.
2.600%, 07/22/20		297	298,106
3.500%, 03/08/22		8,768	9,077,615
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
3.000%, 02/19/25	16,264	$17,023,681
# 3.000%, 04/22/26	11,473	12,029,295
3.000%, 10/23/26	1,490	1,562,652
WestRock MWV LLC
8.200%, 01/15/30	19,367	27,552,843
Whirlpool Corp.
4.700%, 06/01/22	1,920	2,042,141
# 3.700%, 05/01/25	15,463	16,665,876
Williams Cos., Inc. (The)
4.000%, 09/15/25	12,364	13,379,512
3.750%, 06/15/27	7,863	8,312,849
Wisconsin Electric Power Co.
3.100%, 06/01/25	3,200	3,381,213
WRKCo, Inc.
# 4.200%, 06/01/32	1,800	2,037,174
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	5,634	6,014,350
Zoetis, Inc.
3.000%, 09/12/27	26,275	27,610,819
TOTAL UNITED STATES		3,970,693,152
TOTAL BONDS		5,495,871,058
U.S. TREASURY OBLIGATIONS — (22.0%)
U.S. Treasury Bonds
7.500%, 11/15/24	24,371	31,323,965
6.875%, 08/15/25	47,904	62,022,970
6.000%, 02/15/26	44,152	55,974,099
6.750%, 08/15/26	38,863	51,882,238
# 6.625%, 02/15/27	44,651	60,313,463
6.125%, 11/15/27	29,407	39,610,191
5.250%, 11/15/28	10,442	13,699,954
5.250%, 02/15/29	85,685	112,943,541
# 6.125%, 08/15/29	35,585	50,267,559
# 6.250%, 05/15/30	45,710	66,349,427
5.375%, 02/15/31	95,000	132,016,602
U.S. Treasury Notes
2.125%, 07/31/24	10,000	10,350,781
2.125%, 05/15/25	68,730	71,438,513
2.875%, 05/31/25	25,000	26,953,125
2.000%, 08/15/25	60,000	62,034,375
2.250%, 11/15/25	98,895	103,673,637
1.625%, 02/15/26	90,499	91,722,454
1.625%, 05/15/26	103,533	104,940,604
1.500%, 08/15/26	103,787	104,358,941
1.625%, 09/30/26	45,000	45,601,172
2.000%, 11/15/26	40,000	41,495,312
1.625%, 11/30/26	9,750	9,879,873
1.750%, 12/31/26	100,000	102,140,625
2.250%, 02/15/27	60,000	63,311,719
2.375%, 05/15/27	81,200	86,506,547
2.250%, 08/15/27	50,000	52,898,437
2.250%, 11/15/27	79,018	83,688,405
2.750%, 02/15/28	88,300	96,957,539
2.875%, 05/15/28	45,000	49,932,422
2.875%, 08/15/28	63,000	70,055,508
3.125%, 11/15/28	95,000	107,799,023

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

2.625%, 02/15/29	100,000	$109,566,406
2.375%, 05/15/29	88,000	94,665,313
# 1.625%, 08/15/29	110,000	111,168,750
1.750%, 11/15/29	95,000	97,070,704
TOTAL U.S. TREASURY OBLIGATIONS		2,474,614,194
TOTAL INVESTMENT SECURITIES (Cost $9,631,235,796)		10,232,954,729

		Shares	Value†
SECURITIES LENDING COLLATERAL — (9.0%)
@§	The DFA Short Term Investment Fund	87,661,667	$1,014,420,815
TOTAL INVESTMENTS — (100.0%)
(Cost $10,645,519,109)^^			$11,247,375,544

As of January 31, 2020, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	85,747,589	SEK	812,773,015	Citibank, N.A.	02/20/20	$1,256,244
USD	144,285,670	EUR	128,039,540	State Street Bank and Trust	02/28/20	2,074,939
USD	23,371,674	CAD	30,795,359	Bank of America Corp.	04/28/20	102,356
Total Appreciation						$3,433,539
USD	80,011,295	EUR	72,451,883	State Street Bank and Trust	02/26/20	$(449,549)
USD	45,218,209	GBP	34,340,024	State Street Bank and Trust	04/21/20	(221,014)
USD	80,966,903	EUR	72,993,482	Barclays Capital	04/23/20	(378,507)
Total (Depreciation)						$(1,049,070)
Total Appreciation (Depreciation)						$2,384,469
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$161,828,819	—	$161,828,819
Belgium	—	45,925,018	—	45,925,018
Canada	—	135,955,311	—	135,955,311
Denmark	—	45,280,216	—	45,280,216
Finland	—	1,139,848	—	1,139,848
France	—	110,136,507	—	110,136,507
Germany	—	133,448,930	—	133,448,930
Ireland	—	1,674,286	—	1,674,286
Italy	—	14,603,288	—	14,603,288
Japan	—	176,824,864	—	176,824,864
Netherlands	—	133,114,147	—	133,114,147
Norway	—	14,191,276	—	14,191,276
Spain	—	68,684,975	—	68,684,975
Supranational Organization Obligations	—	24,789,881	—	24,789,881

DFA Investment Grade Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$101,467,249	—	$101,467,249
Switzerland	—	75,651,589	—	75,651,589
United Kingdom	—	280,461,702	—	280,461,702
United States	—	3,970,693,152	—	3,970,693,152
Agency Obligations	—	2,262,469,477	—	2,262,469,477
U.S. Treasury Obligations	—	2,474,614,194	—	2,474,614,194
Securities Lending Collateral	—	1,014,420,815	—	1,014,420,815
Forward Currency Contracts**	—	2,384,469	—	2,384,469
TOTAL	—	$11,249,760,013	—	$11,249,760,013
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.9%)
Treasury Inflation Protected Security
0.625%, 01/15/26	435,000	$493,698,210
2.000%, 01/15/26	147,800	216,505,633
0.125%, 07/15/26	396,950	436,009,808
0.375%, 01/15/27	445,000	491,700,233
2.375%, 01/15/27	167,500	251,531,596
0.375%, 07/15/27	421,500	462,571,377
0.500%, 01/15/28	71,100	77,958,678
1.750%, 01/15/28	206,700	291,812,506
3.625%, 04/15/28	163,500	339,518,044
0.750%, 07/15/28	91,000	100,662,236
0.875%, 01/15/29	444,000	493,419,311
2.500%, 01/15/29	282,500	418,128,690
3.875%, 04/15/29	185,745	396,877,288
3.375%, 04/15/32	239,000	490,669,570

	Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 1.518%	5,115,404	5,115,404
TOTAL INVESTMENTS — (100.0%)
(Cost $4,695,231,517)^^		$4,966,178,584
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$4,961,063,180	—	$4,961,063,180
Temporary Cash Investments	$5,115,404	—	—	5,115,404
TOTAL	$5,115,404	$4,961,063,180	—	$4,966,178,584

DFA Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
CERTIFICATES OF DEPOSIT — (0.9%)
Regents of University
0.920%, 03/05/20	23,035	$23,033,065

MUNICIPAL BONDS — (98.8%)
ALABAMA — (0.5%)
Alabama State (GO) Series A
5.000%, 08/01/20	5,495	5,606,933
5.000%, 08/01/21	1,450	1,538,784
5.000%, 08/01/21	6,030	6,399,217
TOTAL ALABAMA		13,544,934
ALASKA — (0.2%)
Alaska State (GO) Series B
5.000%, 08/01/20	3,920	3,998,870
ARIZONA — (1.3%)
Arizona State Transportation Board (RB)
5.000%, 07/01/20	5,000	5,084,350
City of Phoenix (GO)
4.000%, 07/01/20	1,085	1,098,942
5.000%, 07/01/20	1,245	1,266,053
4.000%, 07/01/21	5,970	6,233,516
City of Scottsdale (GO)
4.000%, 07/01/20	11,150	11,293,277
Madison Elementary School District No. 38 (GO) Series A
2.000%, 07/01/20	1,400	1,406,594
Maricopa County Community College District (GO)
3.000%, 07/01/20	6,505	6,562,114
Maricopa County School District No. 3 Tempe Elementary (GO)
3.000%, 07/01/21	1,410	1,452,540
TOTAL ARIZONA		34,397,386
ARKANSAS — (0.8%)
Arkansas State (GO)
5.000%, 04/01/21	4,300	4,505,712
5.000%, 04/01/21	6,495	6,805,721
5.000%, 06/15/21	8,730	9,221,412
TOTAL ARKANSAS		20,532,845
CALIFORNIA — (1.2%)
California State (GO)
5.000%, 10/01/21	2,215	2,367,547
City of Los Angeles (RN)
5.000%, 06/25/20	20,255	20,583,536
	FaceAmount	Value†
	(000)
CALIFORNIA — (Continued)
County of Riverside (RN)
5.000%, 06/30/20	6,665	$6,777,972
TOTAL CALIFORNIA		29,729,055
COLORADO — (2.9%)
City & County of Denver (GO) Series A
5.000%, 08/01/20	4,920	5,020,713
City & County of Denver (GO) Series C
5.000%, 08/01/20	20,000	20,409,400
Colorado State (RN)
3.000%, 06/26/20	30,000	30,238,200
5.000%, 06/26/20	10,000	10,158,500
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/20	2,000	2,068,240
Jefferson County School District R-1 (GO) (ST AID WITHHLDG)
5.000%, 12/15/20	3,510	3,635,377
Larimer County School District No. R-1 Poudre (GO) (ST AID WITHHLDG)
5.000%, 12/15/20	2,000	2,071,440
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,000	1,086,780
TOTAL COLORADO		74,688,650
CONNECTICUT — (0.6%)
City of Danbury (GO)
3.000%, 07/16/20	2,500	2,523,425
City of Middletown (GO)
5.000%, 04/01/21	1,905	2,000,917
City of Milford (GO)
2.500%, 11/03/20	6,790	6,868,424
Town of Fairfield (GO)
3.000%, 07/10/20	5,000	5,044,050
TOTAL CONNECTICUT		16,436,816
DELAWARE — (0.2%)
Delaware State (GO)
5.000%, 03/01/20	3,000	3,009,360
Delaware State (GO) Series B
5.000%, 02/01/20	2,755	2,755,000
TOTAL DELAWARE		5,764,360

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
DISTRICT OF COLUMBIA — (0.1%)
District of Columbia (GO) Series A
5.000%, 06/01/20	2,320	$2,351,227
FLORIDA — (2.3%)
Florida State (GO)
5.000%, 07/01/20	3,500	3,559,185
Florida State (GO) Series A
5.000%, 06/01/20	2,850	2,888,361
5.000%, 06/01/20	12,730	12,901,346
5.000%, 01/01/21	2,340	2,427,890
Florida State (GO) Series B
5.000%, 06/01/20	1,000	1,013,460
5.000%, 07/01/20	2,705	2,750,742
Florida State (GO) Series C
5.000%, 06/01/20	1,120	1,135,075
5.000%, 06/01/20	5,940	6,019,952
Florida State (GO) Series E
5.000%, 06/01/20	11,210	11,360,887
Florida State (GO) Series F
5.000%, 06/01/20	1,000	1,013,460
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/21	2,500	2,670,875
School District of Broward County (RN)
3.000%, 06/30/20	7,475	7,534,501
Tampa Bay Water (RB)
5.000%, 10/01/20	2,000	2,054,080
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/20)	2,160	2,217,542
TOTAL FLORIDA		59,547,356
GEORGIA — (4.5%)
Cobb County (GO)
5.000%, 01/01/21	3,710	3,849,348
5.000%, 01/01/22	500	539,290
Cobb County School District (GO)
2.000%, 12/16/20	20,000	20,183,000
DeKalb County (GO)
5.000%, 12/01/20	4,270	4,414,582
DeKalb County School District (GO) (ST AID WITHHLDG)
4.000%, 10/01/20	3,000	3,061,290
Forsyth County School District (GO)
5.000%, 02/01/20	3,525	3,525,000
5.000%, 02/01/20	1,000	1,000,000
Gainesville & Hall County Hospital Authority (RB) Series A
¤ 5.500%, 02/15/45 (Pre-refunded @ $100, 2/15/20)	11,575	11,591,321
	FaceAmount	Value†
	(000)
GEORGIA — (Continued)
Georgia State (GO) Series A
5.000%, 07/01/20	10,145	$10,316,552
Georgia State (GO) Series A-1
5.000%, 02/01/20	8,510	8,510,000
Georgia State (GO) Series C
5.000%, 07/01/20	1,350	1,372,828
5.000%, 10/01/20	5,000	5,136,200
Georgia State (GO) Series E
5.000%, 12/01/20	13,120	13,567,654
Georgia State (GO) Series F
5.000%, 07/01/20	5,000	5,084,550
5.000%, 01/01/21	2,330	2,417,515
Georgia State (GO) Series I
5.000%, 07/01/20	1,890	1,921,960
Georgia State Road & Tollway Authority (RB) (ST GTD) Series A
5.000%, 03/01/20	11,000	11,034,430
Gwinnett County School District (GO)
4.000%, 02/01/20	8,750	8,750,000
TOTAL GEORGIA		116,275,520
HAWAII — (1.8%)
City & Henrico County (GO) Series B
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/20)	5,000	5,170,600
Hawaii State (GO) Series DY
5.000%, 02/01/20	1,010	1,010,000
Hawaii State (GO) Series EF
5.000%, 11/01/20	5,555	5,725,427
5.000%, 11/01/21	5,500	5,892,700
Hawaii State (GO) Series EO
4.000%, 08/01/20	1,990	2,020,785
5.000%, 08/01/22	6,000	6,612,540
Hawaii State (GO) Series EZ
5.000%, 10/01/20	6,000	6,163,440
Hawaii State (GO) Series FB
5.000%, 04/01/20	8,000	8,052,480
Hawaii State (GO) Series FN
5.000%, 10/01/21	4,750	5,073,048
TOTAL HAWAII		45,721,020
KANSAS — (0.6%)
City of Olathe (GO) Series A
3.000%, 08/01/20	10,000	10,097,400
State of Kansas Department of Transportation (RB) Series C
5.000%, 09/01/20	5,000	5,118,150
TOTAL KANSAS		15,215,550

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
KENTUCKY — (0.7%)
Louisville & Jefferson County (RB)
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/35)	1,675	$1,831,009
Louisville Water Co (RB)
5.000%, 11/15/20	8,280	8,547,941
5.000%, 11/15/21	2,825	3,031,705
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 08/01/20	4,110	4,193,310
TOTAL KENTUCKY		17,603,965
LOUISIANA — (0.2%)
Louisiana State (GO) Series C
5.000%, 08/01/21	5,000	5,303,850
MAINE — (0.2%)
Cumberland County (GO)
2.000%, 11/06/20	5,000	5,036,900
MARYLAND — (7.9%)
Anne County Arundel (GO)
5.000%, 04/01/20	4,410	4,438,974
5.000%, 04/01/20	5,410	5,445,544
5.000%, 10/01/20	1,790	1,838,885
5.000%, 04/01/21	12,740	13,351,010
Baltimore County (GO)
5.000%, 03/01/20	1,850	1,855,754
5.000%, 03/01/20	3,510	3,520,916
4.000%, 03/19/20	30,000	30,112,800
5.000%, 02/01/21	3,520	3,664,672
Harford County (GO) Series B
5.000%, 02/01/20	2,650	2,650,000
Howard County (GO) Series A
5.000%, 08/15/20	14,215	14,528,156
Maryland Economic Development Corp. (RB) Series A
¤ 5.375%, 06/01/25 (Pre-refunded @ $100, 6/1/20)	7,500	7,609,050
Maryland State (GO)
4.500%, 08/01/20	4,015	4,087,551
Maryland State (GO) Series 1
5.000%, 03/15/20	11,250	11,303,437
Maryland State (GO) Series 1-A
5.000%, 03/01/20	7,250	7,272,693
Maryland State (GO) Series A
5.000%, 03/01/20	1,980	1,986,197
Maryland State (GO) Series B
5.000%, 08/01/20	8,425	8,597,881
5.000%, 08/01/20	5,000	5,102,600
5.000%, 08/01/21	5,000	5,310,000
	FaceAmount	Value†
	(000)
MARYLAND — (Continued)
Maryland State (GO) Series C
5.000%, 08/01/20	8,810	$8,990,781
5.000%, 08/01/20	9,000	9,184,680
Maryland State Department of Transportation (RB)
5.000%, 12/01/21	2,460	2,645,853
Montgomery County (GO) Series A
5.000%, 07/01/20	3,615	3,676,274
5.000%, 11/01/20	8,500	8,761,460
Montgomery County (GO) Series B
5.000%, 12/01/21	4,000	4,301,440
Prince County George's (GO) Series A
5.000%, 07/15/20	11,720	11,938,695
Prince County George's (GO) Series C
5.000%, 08/01/20	6,980	7,123,230
Prince George's County (GO) Series B
4.000%, 03/01/20	9,780	9,803,276
Talbot County (GO)
2.000%, 12/15/21	1,330	1,358,715
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/20	3,720	3,770,183
TOTAL MARYLAND		204,230,707
MASSACHUSETTS — (5.4%)
City of Cambridge (GO)
5.000%, 02/15/20	4,865	4,871,276
City of Quincy (GO)
2.250%, 07/10/20	11,000	11,060,170
2.000%, 01/15/21	10,000	10,098,100
City of Quincy (GO) Series A
3.000%, 06/12/20	10,000	10,071,600
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 09/01/21	4,240	4,513,989
Commonwealth of Massachusetts (GO) Series A
5.000%, 03/01/20	6,840	6,861,204
5.000%, 04/01/20	10,000	10,065,400
4.000%, 04/23/20	10,000	10,067,200
5.000%, 05/01/21	10,000	10,511,400
¤ 5.000%, 12/01/38 (Pre-refunded @ $100, 12/1/21)	5,000	5,376,800
Commonwealth of Massachusetts (GO) Series B
4.000%, 05/21/20	5,000	5,045,500

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/20	2,700	$2,717,658
5.000%, 08/01/20	18,500	18,875,920
5.000%, 10/01/21	8,000	8,545,440
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/21	2,405	2,570,199
Massachusetts Clean Water Trust (The) (RB)
5.000%, 08/01/20	5,830	5,949,049
Massachusetts Water Resources Authority (RB) Series G
5.000%, 08/01/20	3,000	3,061,560
North Middlesex Regional School District (GO)
2.000%, 02/05/21	10,000	10,106,300
TOTAL MASSACHUSETTS		140,368,765
MINNESOTA — (2.8%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,290	1,343,019
Chaska Independent School District No. 112 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	590	614,249
City of Minneapolis (GO)
4.000%, 12/01/20	1,600	1,641,872
City of Saint Cloud (RB) Series A
¤ 5.125%, 05/01/30 (Pre-refunded @ $100, 5/1/20)	950	959,699
City of State Paul (GO) Series D
5.000%, 03/01/20	1,515	1,519,712
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,000	1,041,100
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series C
5.000%, 02/01/20	5,000	5,000,000
5.000%, 02/01/21	2,000	2,082,200
Hennepin County (GO) Series B
5.000%, 12/01/21	650	698,249
	FaceAmount	Value†
	(000)
MINNESOTA — (Continued)
Metropolitan Council (GO)
5.000%, 03/01/20	4,000	$4,012,480
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/20	2,250	2,250,000
Minnesota State (GO) Series A
5.000%, 08/01/20	1,000	1,020,370
5.000%, 08/01/20	3,000	3,061,110
5.000%, 08/01/20	3,145	3,209,064
5.000%, 08/01/20	8,770	8,948,645
5.000%, 10/01/20	3,705	3,805,924
Minnesota State (GO) Series B
4.000%, 08/01/20	8,800	8,936,136
Minnesota State (GO) Series D
5.000%, 08/01/20	740	755,074
5.000%, 08/01/20	7,335	7,484,414
5.000%, 08/01/21	7,230	7,674,934
Minnesota State (GO) (ETM) Series D
5.000%, 08/01/20	10	10,202
Olmsted County (GO) Series A
4.000%, 02/01/20	700	700,000
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	4,650	4,841,115
Watertown-Mayer Independent School District No. 111 (GO) (SD CRED PROG) Series B
4.000%, 02/01/20	1,610	1,610,000
TOTAL MINNESOTA		73,219,568
MISSOURI — (0.9%)
Clayton School District (GO)
5.000%, 03/01/20	3,115	3,124,625
Jackson County Reorganized School District No. 7 (GO)
3.000%, 03/01/21	2,375	2,429,269
Missouri State (GO) Series A
5.000%, 12/01/20	4,515	4,669,052
Saint Louis County Reorganized School District No. R-6 (GO)
4.000%, 02/01/20	12,775	12,775,000
TOTAL MISSOURI		22,997,946

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
NEBRASKA — (0.4%)
Lancaster County School District 001 (GO)
5.000%, 01/15/21	1,620	$1,682,662
Metropolitan Utilities District of Omaha (RB)
5.000%, 12/01/20	4,340	4,486,605
Omaha Public Power District (RB) Series B
5.000%, 02/01/20	4,620	4,620,000
TOTAL NEBRASKA		10,789,267
NEW HAMPSHIRE — (0.1%)
City of Nashua (GO)
4.000%, 07/15/21	1,720	1,798,518
NEW JERSEY — (6.0%)
Bergen County (GO)
3.000%, 06/12/20	3,000	3,021,690
2.000%, 12/11/20	10,000	10,092,600
City of Jersey (GO)
3.000%, 01/13/21	20,000	20,373,000
City of Jersey (GO) Series
2.000%, 06/18/20	15,000	15,054,750
Cumberland County (GO)
2.000%, 11/13/20	1,390	1,401,162
Hudson County (GO)
2.000%, 12/08/20	30,504	30,773,350
Mercer County (GO) Series B
2.000%, 06/15/20	10,000	10,036,100
Monmouth County (GO)
5.000%, 07/15/20	4,540	4,624,717
5.000%, 07/15/21	3,770	3,996,803
5.000%, 07/15/22	3,415	3,754,861
Ocean County (GO)
5.000%, 08/01/20	2,000	2,041,040
Somerset County (GO)
3.000%, 09/11/20	10,600	10,732,182
Sussex County (GO)
2.500%, 06/19/20	5,000	5,026,650
Township of Berkeley Heights (GO)
3.000%, 07/10/20	10,000	10,081,100
Township of Cherry Hill (GO)
2.000%, 10/29/20	6,000	6,047,160
Township of North Brunswick (GO) Series A
3.000%, 07/21/20	10,000	10,088,600
Township of Parsippany-Troy Hills (GO)
2.000%, 11/13/20	8,000	8,063,680
TOTAL NEW JERSEY		155,209,445
NEW MEXICO — (1.2%)
New Mexico State (GO)
5.000%, 03/01/20	15,000	15,046,800
5.000%, 03/01/21	4,000	4,175,920
	FaceAmount	Value†
	(000)
NEW MEXICO — (Continued)
New Mexico State (GO) Series B
5.000%, 03/01/20	3,775	$3,786,778
5.000%, 03/01/22	5,000	5,427,150
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/20	2,085	2,120,445
TOTAL NEW MEXICO		30,557,093
NEW YORK — (5.4%)
City of New York (GO) Series A-1
4.000%, 08/01/20	1,400	1,421,728
City of New York (GO) Series B
5.000%, 08/01/20	865	882,663
5.000%, 08/01/22	1,000	1,102,090
5.000%, 08/01/22	1,220	1,344,550
City of New York (GO) Series C
5.000%, 08/01/20	1,975	2,015,330
City of New York (GO) Series E
5.000%, 08/01/20	3,565	3,637,797
5.000%, 08/01/20	2,570	2,622,479
5.000%, 08/01/21	1,500	1,592,535
5.000%, 08/01/21	13,900	14,757,491
5.000%, 08/01/22	3,000	3,306,270
City of New York (GO) Series F
5.000%, 08/01/21	1,000	1,061,690
City of New York (GO) Series G
5.000%, 08/01/21	5,915	6,279,896
City of New York (GO) Series J7
5.000%, 08/01/20	5,000	5,102,100
City of Rochester (GO) Series II
3.000%, 08/06/20	14,000	14,139,440
Hilton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	685	696,501
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	85	91,456
Metropolitan Transportation Authority (RB) Series A
5.000%, 11/15/21	515	551,354

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
NEW YORK — (Continued)
Metropolitan Transportation Authority (RB) Series D
¤ 5.250%, 11/15/40 (Pre-refunded @ $100, 11/15/20)	450	$465,872
New York State Dormitory Authority (RB) Series
5.000%, 12/15/21	3,545	3,815,058
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/20	7,900	7,909,954
5.000%, 03/15/20	5,115	5,138,938
5.000%, 03/15/21	1,795	1,876,978
5.000%, 03/15/21	17,900	18,717,493
¤ 5.500%, 07/01/25 (Pre-refunded @ $100, 7/1/20)	500	509,430
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/20	15,000	15,018,900
5.000%, 03/15/20	3,565	3,581,684
5.000%, 03/15/21	3,150	3,293,861
5.000%, 02/15/22	4,000	4,331,160
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/20	1,400	1,406,552
5.000%, 03/15/21	2,000	2,091,340
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 02/15/20	5,100	5,106,579
4.000%, 03/15/20	600	602,202
New York State Urban Development Corp. (RB) (NATL)
5.500%, 03/15/20	4,250	4,272,312
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/20	550	552,574
TOTAL NEW YORK		139,296,257
NORTH CAROLINA — (4.4%)
City of Charlotte (GO)
5.000%, 12/01/20	1,605	1,659,891
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/20	3,375	3,432,206
City of Raleigh (GO) Series A
5.000%, 09/01/20	1,980	2,027,243
Davie County (GO)
5.000%, 05/01/20	1,595	1,610,998
Guilford County (GO) Series A
4.000%, 02/01/20	2,135	2,135,000
	FaceAmount	Value†
	(000)
NORTH CAROLINA — (Continued)
5.000%, 02/01/21	2,430	$2,529,873
Mecklenburg County (GO)
5.000%, 02/01/21	950	989,045
5.000%, 03/01/21	9,555	9,980,484
North Carolina Eastern Municipal Power Agency (RB) Series A
¤ 5.000%, 01/01/23 (Pre-refunded @ $100, 1/1/21)	5,110	5,299,990
North Carolina State (GO)
5.000%, 06/01/20	1,175	1,190,851
North Carolina State (GO) Series A
5.000%, 05/01/20	2,220	2,242,266
5.000%, 06/01/20	18,300	18,546,867
5.000%, 06/01/21	12,440	13,121,961
North Carolina State (GO) Series B
5.000%, 06/01/20	5,000	5,067,450
5.000%, 06/01/22	2,880	3,155,990
North Carolina State (GO) Series C
4.000%, 05/01/20	2,685	2,705,460
North Carolina State (GO) Series D
4.000%, 06/01/21	2,925	3,046,914
North Carolina State (GO) Series E
5.000%, 05/01/20	16,625	16,791,749
Wake County (GO) Series A
5.000%, 02/01/20	4,500	4,500,000
Wake County (GO) Series B
5.000%, 02/01/20	12,665	12,665,000
Wake County (GO) Series C
5.000%, 03/01/22	1,825	1,981,311
TOTAL NORTH CAROLINA		114,680,549
OHIO — (5.1%)
City of Columbus (GO) Series 1
5.000%, 07/01/20	10,000	10,169,100
5.000%, 07/01/21	4,500	4,761,495
City of Columbus (GO) Series A
3.000%, 02/15/20	13,250	13,258,745
5.000%, 02/15/20	800	801,008
5.000%, 08/15/20	2,350	2,401,630
4.000%, 02/15/21	1,690	1,744,688
5.000%, 04/01/21	6,495	6,805,721
5.000%, 04/01/21	1,500	1,571,760
3.000%, 07/01/21	12,830	13,217,081
5.000%, 07/01/21	1,010	1,068,691
Ohio State (GO)
5.000%, 09/01/20	6,380	6,531,525
5.000%, 09/01/20	4,340	4,443,075

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
OHIO — (Continued)
Ohio State (GO) Series A
2.000%, 03/01/20	2,900	$2,902,494
3.000%, 05/01/20	5,000	5,025,850
5.000%, 05/01/20	7,000	7,069,860
5.000%, 09/15/21	6,700	7,144,679
5.000%, 09/15/21	2,335	2,489,974
Ohio State (GO) Series B
5.000%, 08/01/20	10,000	10,203,200
2.000%, 09/01/20	2,500	2,516,450
5.000%, 06/15/21	9,500	10,033,425
Ohio State (GO) Series Q
5.000%, 05/01/20	1,635	1,651,317
Ohio State (GO) Series R
5.000%, 05/01/20	11,830	11,948,063
Ohio State (GO) Series T
5.000%, 04/01/21	2,040	2,137,349
Ohio State Water Development Authority (RB) Series A
5.000%, 06/01/21	1,825	1,924,061
TOTAL OHIO		131,821,241
OKLAHOMA — (0.5%)
City of Tulsa (GO) Series A
5.000%, 12/01/21	7,650	8,225,051
Tulsa County Independent School District No. 1 Tulsa (GO) Series B
2.000%, 08/01/20	5,000	5,026,650
TOTAL OKLAHOMA		13,251,701
OREGON — (2.0%)
City of Portland (GO)
3.000%, 06/25/20	10,000	10,078,900
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/01/20	3,500	3,547,110
5.000%, 06/15/22	1,000	1,097,160
City of Portland Water System (RB) Series A
5.000%, 04/01/20	8,005	8,057,513
Metro (GO)
5.000%, 06/01/20	2,125	2,153,602
5.000%, 06/01/20	3,800	3,851,148
Metro (GO) Series A
5.000%, 06/01/21	2,110	2,225,396
Multnomah County (GO)
5.000%, 06/01/21	1,850	1,951,177
	FaceAmount	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 3 Parkrose (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/30/29 (Pre-refunded @ $100, 6/30/21)	730	$771,917
Oregon State (GO) Series A
5.000%, 05/01/20	1,025	1,035,260
Oregon State (GO) Series D
4.000%, 05/01/21	6,085	6,321,950
Oregon State (GO) Series F
3.000%, 05/01/20	7,755	7,795,248
Oregon State (GO) Series M
5.000%, 11/01/20	2,000	2,061,360
Oregon State (GO) Series N
5.000%, 05/01/21	1,000	1,051,260
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%, 09/01/23 (Pre-refunded @ $100, 9/1/22)	250	276,435
TOTAL OREGON		52,275,436
PENNSYLVANIA — (0.8%)
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 04/01/20	8,500	8,555,845
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	2,196,420
Montgomery County Industrial Development Authority (RB) (FHA INS)
¤ 5.375%, 08/01/38 (Pre-refunded @ $100, 8/1/20)	10,000	10,222,500
TOTAL PENNSYLVANIA		20,974,765
SOUTH CAROLINA — (4.2%)
Aiken County Consolidated School District (GO) (SCSDE) Series A
5.000%, 03/01/20	3,000	3,009,240
Beaufort County School District (GO) (SCSDE) Series B
5.000%, 03/01/20	7,000	7,021,770
Berkeley County School District (GO) (SCSDE) Series A
5.000%, 03/01/20	1,085	1,088,342

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Charleston County (GO) (ST AID WITHHLDG)
5.000%, 11/01/20	3,175	$3,273,361
Charleston County (GO) Series B
5.000%, 11/01/20	12,000	12,371,760
Charleston County School District (GO) (SCSDE) Series B
4.000%, 05/13/20	2,000	2,016,280
Dorchester County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/21	1,885	1,968,110
Florence County (GO) (ST AID WITHHLDG)
4.000%, 06/01/20	7,475	7,551,918
Lexington & Richland School District No. 5 (GO) (SCSDE) Series B
5.000%, 03/01/20	8,235	8,260,364
5.000%, 03/01/21	1,660	1,733,189
Oconee County School District (GO) (SCSDE)
5.000%, 03/01/20	4,900	4,915,092
Richland County (GO) Series A
3.000%, 02/27/20	15,000	15,019,500
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/20	910	912,803
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 02/01/20	5,520	5,520,000
5.000%, 02/01/21	7,000	7,284,830
South Carolina Jobs-Economic Dev. Authority (RB) Series A
¤ 6.250%, 04/01/35 (Pre-refunded @ $100, 4/1/20)	2,180	2,198,399
¤ 6.500%, 04/01/42 (Pre-refunded @ $100, 4/1/20)	2,000	2,017,640
South Carolina State (GO) (ST AID WITHHLDG) Series A
4.000%, 04/01/20	1,185	1,190,937
5.000%, 10/01/20	7,760	7,972,469
South Carolina State (GO) Series A
5.000%, 06/01/20	8,945	9,066,026
	FaceAmount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Spartanburg County School District No. 6 (GO) (SCSDE)
5.000%, 04/01/21	3,905	$4,091,346
TOTAL SOUTH CAROLINA		108,483,376
TENNESSEE — (2.4%)
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/20	2,000	2,013,120
City of Memphis (GO) Series A
5.000%, 04/01/20	8,060	8,112,873
5.000%, 04/01/21	4,550	4,767,672
Hamilton County (GO) Series A
5.000%, 05/01/21	3,895	4,094,658
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/21	9,055	9,581,186
Metropolitan Government of Nashville & Davidson County (GO) Series A
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/20)	525	533,794
Metropolitan Government of Nashville & Davidson County Electric Revenue (RB) Series A
5.000%, 05/15/20	2,000	2,023,240
Shelby County (GO) Series A
5.000%, 04/01/20	18,135	18,253,965
5.000%, 03/01/21	2,550	2,663,271
Tennessee State (GO) Series A
5.000%, 02/01/20	3,500	3,500,000
5.000%, 09/01/20	5,010	5,129,539
TOTAL TENNESSEE		60,673,318
TEXAS — (13.4%)
Austin Community College District (GO)
5.000%, 08/01/20	3,715	3,789,746
Austin Independent School District (GO) Series B
5.000%, 08/01/20	3,705	3,780,471
Bexar County Health Facilities Development Corp. (RB)
¤ 6.200%, 07/01/45 (Pre-refunded @ $100, 7/1/20)	3,030	3,094,145

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
TEXAS — (Continued)
City of Allen (GO)
5.000%, 08/15/21	1,840	$1,954,706
City of Austin (GO)
5.000%, 09/01/20	16,250	16,636,912
City of Dallas (GO)
5.000%, 02/15/21	1,500	1,562,625
City of Fort Worth (GO)
3.000%, 03/01/20	20,665	20,697,444
3.000%, 03/01/22	4,520	4,715,852
City of Frisco (GO) Series A
5.000%, 02/15/20	3,485	3,489,426
5.000%, 02/15/21	4,825	5,029,483
City of Houston (RN)
3.000%, 06/26/20	18,200	18,341,596
City of Houston (GO) Series A
5.000%, 03/01/20	2,500	2,507,675
5.000%, 03/01/21	4,625	4,828,408
City of San Antonio (GO)
5.000%, 02/01/20	650	650,000
5.000%, 02/01/20	7,350	7,350,000
5.000%, 02/01/21	3,100	3,228,030
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/20	5,000	5,000,000
City of Waco (GO)
5.000%, 02/01/20	5,765	5,765,000
Conroe Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/21	1,940	2,002,778
Dallas County Community College District (GO)
5.000%, 02/15/20	11,975	11,990,088
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/20	2,235	2,237,816
5.000%, 02/15/20	1,380	1,381,739
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/20	6,380	6,520,169
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/20	4,970	4,976,262
Fort Worth Independent School District (GO)(PSF-GTD)
5.000%, 02/15/20	3,875	3,879,883
Highland Park Independent School District (GO)
4.000%, 02/15/20	2,070	2,071,987
	FaceAmount	Value†
	(000)
TEXAS — (Continued)
Houston Higher Education Finance Corp. (RB) Series A
¤ 6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)	6,000	$6,451,320
Houston Independent School District (GO)(PSF-GTD)
5.000%, 02/15/20	2,700	2,703,402
Humble Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/20	7,260	7,269,148
Northside Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/20	19,815	20,250,336
Plano Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/20	9,935	9,947,518
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 02/15/20	7,000	7,008,820
Texas State (RN)
4.000%, 08/27/20	69,225	70,419,131
Texas State (GO)
5.000%, 10/01/20	3,825	3,929,193
5.000%, 04/01/21	8,130	8,518,939
5.000%, 04/01/21	4,000	4,191,360
5.000%, 10/01/21	8,175	8,733,761
5.000%, 10/01/23	1,425	1,636,684
Texas State (GO) Series A
5.000%, 10/01/21	2,200	2,350,370
5.000%, 10/01/21	2,580	2,756,343
Texas State (GO) Series C
5.000%, 08/01/20	1,365	1,392,805
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 04/01/20	15,240	15,339,212
5.000%, 10/01/20	20,660	21,218,646
5.000%, 10/01/21	4,050	4,324,752
TOTAL TEXAS		345,923,981
UTAH — (1.8%)
Alpine School District (GO) (SCH BD GTY)
5.000%, 03/15/21	940	983,362
City of Park UT (GO)
5.000%, 02/01/20	2,680	2,680,000
Davis School District (GO) (SCH BD GTY) Series A
5.000%, 06/01/20	8,250	8,361,293

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
UTAH — (Continued)
Jordan School District (GO) (SCH BD GTY)
5.000%, 06/15/20	9,175	$9,313,634
5.000%, 06/15/22	4,400	4,826,448
Nebo School District (GO) (SCH BD GTY)
5.000%, 07/01/20	5,980	6,081,361
Utah State (GO)
5.000%, 07/01/21	2,820	2,984,688
5.000%, 07/01/22	9,690	10,653,864
TOTAL UTAH		45,884,650
VERMONT — (0.1%)
Vermont State (GO) Series B
2.000%, 08/15/20	3,630	3,652,615
VIRGINIA — (5.7%)
Arlington County (GO)
5.000%, 06/15/20	7,015	7,121,488
Arlington County (GO) (ST AID WITHHLDG)
4.000%, 08/15/21	2,125	2,227,574
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	2,700	2,876,229
City of Norfolk (GO) (ST AID WITHHLDG) (ETM)
5.000%, 08/01/20	285	290,748
City of Norfolk (GO) (ST AID WITHHLDG)
5.000%, 08/01/20	6,395	6,526,225
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/20	1,000	1,003,130
5.000%, 03/01/20	2,700	2,708,451
5.000%, 07/15/21	6,930	7,345,869
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/20	11,225	11,434,458
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
4.000%, 06/01/20	9,130	9,224,222
5.000%, 06/01/21	13,645	14,394,929
Commonwealth of Virginia (GO) Series B
5.000%, 06/01/20	2,260	2,290,646
5.000%, 06/01/20	5,960	6,040,818
5.000%, 06/01/20	10,000	10,135,600
Fairfax County (GO) (ST AID WITHHLDG) Series A
3.000%, 10/01/20	10,735	10,888,940
4.000%, 10/01/20	15,530	15,854,422
4.000%, 10/01/22	7,220	7,820,199
	FaceAmount	Value†
	(000)
VIRGINIA — (Continued)
Hanover County (GO) (ST AID WITHHLDG)
5.000%, 01/15/21	1,245	$1,294,003
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/20	4,970	5,071,984
5.000%, 08/01/21	2,980	3,164,313
Loudoun County (GO) Series A
5.000%, 12/01/20	705	729,231
University of Virginia (RB) Series B
5.000%, 08/01/21	15,000	15,925,350
Virginia Commonwealth Transportation Board (RB)
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/21)	4,000	4,211,960
TOTAL VIRGINIA		148,580,789
WASHINGTON — (6.8%)
City of Seattle (GO) Series A
5.000%, 05/01/20	2,345	2,368,520
5.000%, 04/01/21	9,000	9,431,640
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 04/01/21	3,000	3,142,800
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 02/01/21	21,795	22,688,595
City of Seattle Municipal Light & Power Revenue (RB) Series C
5.000%, 09/01/21	3,750	3,993,563
5.000%, 10/01/21	11,130	11,890,735
King & Snohomich Countries School District No. 417 (GO) (SCH BD GTY)
5.000%, 12/01/20	2,000	2,068,740
5.000%, 12/01/21	4,700	5,055,978
King County (GO)
5.000%, 12/01/20	3,000	3,102,600
5.000%, 12/01/21	3,000	3,226,080
King County (GO) Series B
5.000%, 07/01/20	4,880	4,962,716
King County (GO) Series C
5.000%, 01/01/21	4,450	4,617,542
5.000%, 01/01/22	4,700	5,070,266
King County (GO) Series D
5.000%, 12/01/20	2,630	2,719,946
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/20	2,150	2,223,358

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
WASHINGTON — (Continued)
King County Sewer Revenue (RB)
¤ 5.000%, 01/01/50 (Pre-refunded @ $100, 7/1/20)	3,005	$3,055,935
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/21	4,000	4,296,920
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
5.000%, 12/01/20	7,505	7,759,795
State of Washington (GO) Series R-C
5.000%, 07/01/20	1,840	1,871,354
Washington State (GO)
5.000%, 06/01/20	3,630	3,679,223
5.000%, 07/01/20	5,000	5,085,200
Washington State (GO) Series 2010E
¤ 5.000%, 02/01/32 (Pre-refunded @ $100, 2/1/20)	6,480	6,480,000
¤ 5.000%, 02/01/33 (Pre-refunded @ $100, 2/1/20)	10,000	10,000,000
Washington State (GO) Series 2013A
5.000%, 08/01/21	4,245	4,508,190
Washington State (GO) Series A
¤ 5.000%, 08/01/34 (Pre-refunded @ $100, 8/1/21)	10,000	10,609,200
Washington State (GO) Series A-1
5.000%, 08/01/21	1,500	1,593,000
Washington State (GO) Series B
5.000%, 07/01/20	15,000	15,255,600
Washington State (GO) Series C
5.000%, 07/01/20	3,650	3,712,196
Washington State (GO) Series D
5.000%, 02/01/20	5,350	5,350,000
5.000%, 02/01/20	4,320	4,320,000
Washington State (GO) Series R-2017A
5.000%, 08/01/22	2,500	2,755,875
TOTAL WASHINGTON		176,895,567
	FaceAmount	Value†
	(000)
WEST VIRGINIA — (0.4%)
West Virginia State (GO) Series A
5.000%, 06/01/21	9,620	$10,142,174
WISCONSIN — (3.0%)
City of Milwaukee (GO) Series N2
5.000%, 04/01/20	5,860	5,898,149
Wisconsin State (GO)
5.000%, 11/01/22	3,000	3,338,220
Wisconsin State (GO) Series 1
5.000%, 05/01/20	3,235	3,267,544
Wisconsin State (GO) Series 2
5.000%, 11/01/21	6,160	6,604,259
Wisconsin State (GO) Series B
5.000%, 05/01/20	5,045	5,095,753
5.000%, 05/01/20	11,930	12,050,016
5.000%, 05/01/20	23,790	24,029,327
5.000%, 05/01/21	9,655	10,152,425
Wisconsin State (GO) Series D
5.000%, 05/01/20	7,515	7,590,601
Wisconsin State (GO) (ETM) Series 1
5.000%, 05/01/20	120	121,174
TOTAL WISCONSIN		78,147,468
TOTAL MUNICIPAL BONDS		2,556,003,500
TOTAL INVESTMENT SECURITIES (Cost $2,571,923,151)		2,579,036,565

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds MuniCash Portfolio	8,683,693	8,683,693
TOTAL INVESTMENTS — (100.0%)
(Cost $2,579,728,211)^^		$2,587,720,258

DFA Short-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,556,003,500	—	$2,556,003,500
Certificates of Deposit	—	23,033,065	—	23,033,065
Temporary Cash Investments	—	8,683,693	—	8,683,693
TOTAL	—	$2,587,720,258	—	$2,587,720,258

DFA Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.0%)
ALABAMA — (0.2%)
Alabama State (GO) Series A
5.000%, 08/01/21	250	$265,308
Alabama State (GO) Series C
5.000%, 08/01/24	3,000	3,542,160
TOTAL ALABAMA		3,807,468
ALASKA — (0.4%)
City of Anchorage (GO) Series A
5.000%, 09/01/23	200	228,818
City of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	3,272,377
Municipality of Municipality of Anchorage AKAnchorage AK (GO) Series A
5.000%, 09/01/21	3,845	4,091,580
TOTAL ALASKA		7,592,775
ARIZONA — (0.2%)
City of Tucson (GO) Series 2012-C
3.000%, 07/01/22	1,455	1,528,347
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	1,810	1,937,623
TOTAL ARIZONA		3,465,970
ARKANSAS — (0.5%)
Arkansas State (GO)
5.000%, 04/01/21	1,000	1,047,840
5.000%, 06/15/21	3,750	3,961,088
5.000%, 04/01/22	2,800	3,047,436
4.250%, 06/01/23	3,325	3,693,144
TOTAL ARKANSAS		11,749,508
CALIFORNIA — (2.0%)
California State (GO)
5.000%, 11/01/24	1,175	1,401,916
5.000%, 08/01/25	750	916,882
5.000%, 08/01/25	4,165	5,091,754
5.000%, 11/01/25	1,985	2,445,778
5.000%, 08/01/26	200	251,652
5.000%, 08/01/26	8,000	10,066,080
3.500%, 08/01/27	800	945,136
5.000%, 11/01/27	5,580	7,236,814
5.000%, 04/01/29	2,000	2,679,260
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State (GO) Series B
5.000%, 09/01/21	250	$266,360
5.000%, 09/01/25	9,000	11,031,480
TOTAL CALIFORNIA		42,333,112
COLORADO — (0.8%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID WITHHLDG)
5.000%, 12/01/21	425	456,947
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,505,540
City & County of Denver (GO) Series A
5.000%, 08/01/23	1,830	2,092,422
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/23	1,500	1,731,945
Denver City & County School District No. 1 (GO) (NATL ST AID WITHHLDG) Series A
5.250%, 12/01/21	2,490	2,688,428
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series C
3.000%, 12/01/23	1,540	1,663,354
Platte River Power Authority (RB) Series JJ
5.000%, 06/01/23	4,425	5,026,579
TOTAL COLORADO		16,165,215
CONNECTICUT — (0.1%)
City of Middletown (GO)
4.000%, 04/01/22	1,350	1,443,191
DELAWARE — (0.7%)
Delaware State (GO)
5.000%, 02/01/24	2,000	2,327,060
5.000%, 02/01/29	5,000	6,690,500
Delaware State (GO) Series A
5.000%, 08/01/23	2,225	2,544,065
5.000%, 10/01/23	1,290	1,483,642
New Castle County (GO)
5.000%, 10/01/23	1,000	1,150,500

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
DELAWARE — (Continued)
New Castle County (GO) Series B
5.000%, 07/15/22	700	$770,924
TOTAL DELAWARE		14,966,691
DISTRICT OF COLUMBIA — (1.9%)
District of Columbia (GO) Series A
5.000%, 06/01/20	3,445	3,491,370
5.000%, 06/01/20	6,000	6,080,760
5.000%, 06/01/23	2,000	2,271,900
5.000%, 06/01/25	1,500	1,824,060
District of Columbia (GO) Series B
5.000%, 06/01/23	5,000	5,679,750
5.000%, 06/01/25	4,500	5,472,180
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/26	3,500	4,377,065
5.000%, 07/01/27	8,100	10,377,963
TOTAL DISTRICT OF COLUMBIA		39,575,048
FLORIDA — (3.3%)
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	2,804,666
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/20	250	256,728
Florida State (GO) Series A
5.000%, 06/01/20	4,000	4,053,840
5.000%, 07/01/21	7,000	7,406,770
5.000%, 06/01/23	1,300	1,474,447
5.000%, 06/01/24	1,400	1,642,480
5.000%, 07/01/24	5,000	5,891,900
5.000%, 06/01/25	6,500	7,877,870
Florida State (GO) Series B
5.000%, 06/01/20	6,400	6,486,144
5.000%, 06/01/23	350	396,967
Florida State (GO) Series C
5.000%, 06/01/20	3,000	3,040,380
5.000%, 06/01/23	7,000	7,939,330
5.000%, 06/01/27	2,000	2,567,280
Florida State (GO) Series D
5.000%, 06/01/22	1,000	1,095,590
Florida State (GO) (ST GTD) Series A
5.000%, 06/01/27	6,565	8,427,097
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,745	1,945,326
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	$2,469,657
Tampa Bay Water (RB) Series A
5.000%, 10/01/25	2,850	3,488,314
TOTAL FLORIDA		69,264,786
GEORGIA — (3.9%)
Cobb County Water & Sewerage Revenue (RB)
5.000%, 07/01/23	5,935	6,761,745
Columbia County School District (GO) (ST AID WITHHLDG)
5.000%, 04/01/20	1,700	1,711,118
DeKalb County Water & Sewerage Revenue (RB) Series B
5.250%, 10/01/24	2,830	3,386,463
Georgia State (GO) Series A
5.000%, 07/01/26	1,340	1,681,472
5.000%, 07/01/27	6,090	7,832,775
Georgia State (GO) Series A-
5.000%, 02/01/22	2,730	2,954,543
Georgia State (GO) Series C
5.000%, 10/01/21	3,060	3,269,151
Georgia State (GO) Series C-1
5.000%, 07/01/23	10,915	12,439,498
5.000%, 07/01/26	9,200	11,544,436
Georgia State (GO) Series E
5.000%, 12/01/25	3,960	4,889,412
5.000%, 12/01/26	3,000	3,804,540
Georgia State (GO) Series F
5.000%, 07/01/26	5,335	6,694,518
5.000%, 01/01/27	2,000	2,541,620
Georgia State (GO) Series I
5.000%, 07/01/20	900	915,219
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	6,000	6,898,320
Gwinnett County School District (GO)
5.000%, 02/01/20	1,700	1,700,000
5.000%, 02/01/20	1,585	1,585,000
5.000%, 08/01/22	1,890	2,083,442
TOTAL GEORGIA		82,693,272
HAWAII — (2.5%)
City & County of Honolulu (GO) Series B
5.000%, 08/01/20	1,470	1,499,944

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
HAWAII — (Continued)
5.000%, 10/01/23	200	$229,710
5.000%, 10/01/24	6,870	8,160,049
5.000%, 10/01/25	4,925	6,040,266
Hawaii State (GO) Series
5.000%, 01/01/26	5,000	6,176,450
Hawaii State (GO) Series EA
5.000%, 12/01/21	850	913,571
Hawaii State (GO) Series EE
5.000%, 11/01/20	515	530,800
Hawaii State (GO) Series EF
5.000%, 11/01/22	2,240	2,491,238
Hawaii State (GO) Series ET
3.000%, 10/01/23	3,710	3,994,520
Hawaii State (GO) Series EZ
5.000%, 10/01/21	6,080	6,493,501
Hawaii State (GO) Series FE
5.000%, 10/01/23	2,000	2,297,100
Hawaii State (GO) Series FH
5.000%, 10/01/25	1,640	2,013,412
Hawaii State (GO) Series FT
5.000%, 01/01/27	10,000	12,654,600
TOTAL HAWAII		53,495,161
KANSAS — (1.1%)
City of Lenexa (GO) Series A
5.000%, 09/01/21	525	559,099
Johnson County (GO) Series B
3.000%, 09/01/22	2,260	2,382,243
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	445	511,452
Johnson County Unified School District No. 232 De Soto (GO) Series A
5.000%, 09/01/20	2,550	2,610,409
Johnson County Unified School District No. 233 Olathe (GO) Series B
5.000%, 09/01/23	4,380	5,016,107
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/21	3,250	3,459,495
5.000%, 09/01/27	1,500	1,922,865
Kansas State Department of Transportation (RB) Series B
5.000%, 09/01/20	3,000	3,070,890
Saline County Unified School District No. 305 Salina (GO)
5.000%, 09/01/20	1,860	1,904,287
	Face Amount	Value†
	(000)
KANSAS — (Continued)
Sedgwick County Unified School District No. 260 Derby (GO)
5.000%, 10/01/21	1,325	$1,414,438
TOTAL KANSAS		22,851,285
KENTUCKY — (1.1%)
Louisville Water Co. (RB)
5.000%, 11/15/22	9,665	10,761,301
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	1,215	1,282,481
Louisville/Jefferson County Metropolitan Government (GO)
5.000%, 12/01/22	5,645	6,290,337
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/20	5,155	5,330,012
TOTAL KENTUCKY		23,664,131
LOUISIANA — (1.0%)
Louisiana State (GO) Series A
5.000%, 02/01/24	2,000	2,315,960
Louisiana State (GO) Series C
5.000%, 07/15/22	12,765	14,025,544
Louisiana State (GO) Series D-1
5.000%, 12/01/20	4,065	4,201,990
TOTAL LOUISIANA		20,543,494
MAINE — (0.3%)
Maine State (GO) Series B
5.000%, 06/01/20	3,000	3,040,080
5.000%, 06/01/27	2,000	2,557,540
TOTAL MAINE		5,597,620
MARYLAND — (10.2%)
Anne County Arundel (GO)
5.000%, 04/01/22	2,475	2,694,830
5.000%, 04/01/23	1,165	1,314,796
Baltimore County (GO)
5.000%, 08/01/21	1,980	2,102,146
5.000%, 02/01/22	2,100	2,272,725
5.000%, 08/01/22	400	441,044
3.000%, 11/01/24	1,000	1,095,940
5.000%, 03/01/27	5,000	6,376,050
5.000%, 11/01/27	2,175	2,817,060
5.000%, 03/01/28	4,000	5,220,200
Baltimore County (GO) Series B
5.000%, 08/01/24	5,800	6,859,428

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Carroll County (GO)
5.000%, 11/01/20	5,450	$5,617,642
City of Baltimore (GO) Series B
5.000%, 10/15/21	2,500	2,675,300
5.000%, 10/15/22	8,060	8,947,325
5.000%, 10/15/23	2,640	3,036,264
Frederick County (GO) Series A
5.000%, 08/01/27	4,725	6,085,044
Howard County (GO) Series A
5.000%, 02/15/28	1,220	1,590,441
Howard County (GO) Series D
5.000%, 02/15/24	5,140	5,984,142
Maryland State (GO)
5.000%, 06/01/23	5,000	5,679,750
Maryland State (GO) Series A
5.000%, 03/15/26	8,155	10,154,035
5.000%, 08/01/27	5,000	6,439,200
5.000%, 08/01/27	2,000	2,575,680
Maryland State (GO) Series B
5.000%, 08/01/26	10,000	12,575,400
5.000%, 08/01/27	5,945	7,656,209
5.000%, 08/01/28	4,000	5,271,800
Maryland State (GO) Series C
5.000%, 08/01/20	7,250	7,398,770
5.000%, 08/01/22	1,500	1,653,915
Montgomery County (GO) Series A
5.000%, 11/01/27	2,500	3,238,000
Montgomery County (GO) Series C
5.000%, 10/01/27	8,500	10,988,460
Montgomery County (GO) Series D
3.000%, 11/01/23	4,000	4,313,560
4.000%, 11/01/26	9,500	11,403,230
Prince County George's (GO) Series A
5.000%, 07/15/25	17,780	21,694,978
4.000%, 07/01/26	2,000	2,385,380
3.000%, 09/15/27	10,950	12,377,442
Prince County George's (GO) Series B
4.000%, 03/01/22	2,480	2,641,498
Prince County George's (GO) Series C
5.000%, 08/01/20	3,450	3,520,794
State of Maryland Department of Transportation (RB)
5.000%, 02/15/23	1,000	1,124,420
University System of Maryland (RB)
4.000%, 04/01/23	10,515	11,533,167
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
University System of Maryland (RB) Series B
5.000%, 04/01/20	4,355	$4,383,612
Worcester County (GO) Series B
4.000%, 08/01/21	2,000	2,093,800
TOTAL MARYLAND		216,233,477
MASSACHUSETTS — (4.0%)
City of Boston (GO)
5.000%, 03/01/28	6,800	8,948,188
City of Boston (GO) Series A
5.000%, 03/01/20	3,270	3,280,399
City of Boston (GO) Series B
4.000%, 01/01/23	1,795	1,963,443
5.000%, 04/01/24	3,000	3,522,780
City of Cambridge (GO)
3.000%, 02/15/20	2,070	2,071,408
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	150	166,085
City of Woburn (GO)
4.000%, 09/01/22	350	378,479
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/21	5,000	5,325,400
5.000%, 07/01/28	1,725	2,260,957
5.000%, 07/01/28	4,000	5,242,800
Commonwealth of Massachusetts (GO) Series C
5.000%, 10/01/21	1,005	1,073,521
5.000%, 04/01/23	10,000	11,285,800
5.000%, 08/01/24	1,500	1,772,535
5.000%, 04/01/26	4,000	4,981,040
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/23	970	1,117,314
5.000%, 11/01/27	9,000	11,633,490
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	4,425,866
Commonwealth of Massachusetts (GO) (AMBAC) Series C
5.500%, 12/01/23	3,500	4,108,825
Massachusetts Bay Transportation Authority (RB) (NATL) Series B
5.500%, 07/01/24	3,020	3,623,849

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Water Resources Authority (RB) Series A
5.000%, 08/01/22	3,000	$3,308,610
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	1,000	1,333,410
Town of Nantucket (GO)
3.000%, 10/01/22	1,115	1,178,131
Town of Wilmington (GO)
5.000%, 03/15/20	1,665	1,673,025
TOTAL MASSACHUSETTS		84,675,355
MICHIGAN — (0.2%)
Kentwood Public Schools (GO)
4.000%, 05/01/22	500	533,290
Michigan State (GO) Series A
5.000%, 05/01/25	2,000	2,421,040
Michigan State Comprehensive Transportation Revenue (RB) (AGM)
5.250%, 05/15/21	1,000	1,056,300
University of Michigan (RB) Series A
4.000%, 04/01/23	1,000	1,098,800
TOTAL MICHIGAN		5,109,430
MINNESOTA — (3.9%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/20	1,150	1,150,000
City of Saint Cloud (GO) Series B
5.000%, 02/01/21	1,275	1,327,402
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	800	894,848
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	5,000	5,205,500
Hennepin County (GO) Series C
5.000%, 12/01/26	4,070	5,170,731
5.000%, 12/01/27	5,800	7,541,392
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series D
5.000%, 02/01/22	4,000	$4,323,200
Metropolitan Council (GO) Series B
5.000%, 03/01/23	2,015	2,268,668
Metropolitan Council (GO) Series C
5.000%, 03/01/23	4,200	4,728,738
5.000%, 03/01/26	700	868,819
Minnesota State (GO) Series A
5.000%, 10/01/20	4,390	4,509,584
5.000%, 08/01/22	3,000	3,307,050
5.000%, 08/01/27	5,000	6,443,350
5.000%, 08/01/28	6,130	8,084,857
Minnesota State (GO) Series B
5.000%, 08/01/20	5,460	5,571,220
5.000%, 10/01/21	4,660	4,978,511
Minnesota State (GO) Series F
5.000%, 10/01/21	12,025	12,846,909
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,125	1,257,368
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series A
3.000%, 02/01/22	1,240	1,291,782
Saint Paul Public Library Agency (GO) Series C
5.000%, 03/01/20	250	250,778
TOTAL MINNESOTA		82,020,707
MISSISSIPPI — (0.9%)
Mississippi State (GO) Series A
5.000%, 10/01/27	9,110	11,722,839
Mississippi State (GO) Series F
5.000%, 11/01/21	7,750	8,306,140
TOTAL MISSISSIPPI		20,028,979
MISSOURI — (1.2%)
Cass County Reorganized School District No. R-2 (GO) (ST AID DIR DEP)
5.000%, 03/01/21	1,000	1,043,650

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	$2,714,870
City of Kansas City (GO) Series A
4.000%, 02/01/22	1,150	1,220,978
5.000%, 02/01/23	3,955	4,435,888
Columbia School District (GO) Series B
5.000%, 03/01/23	1,120	1,259,182
5.000%, 03/01/24	4,100	4,769,858
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/23	5,335	5,833,129
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	2,000	2,472,920
St. Charles Community College (GO)
3.000%, 02/15/20	2,245	2,246,482
TOTAL MISSOURI		25,996,957
MONTANA — (0.0%)
City & County of Butte-Silver Bow (GO)
4.000%, 07/01/21	615	641,703
NEBRASKA — (0.4%)
City of Omaha (GO) Series B
3.000%, 11/15/22	1,665	1,760,221
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,260	2,707,322
Lancaster County School District 001 (GO)
5.000%, 01/15/21	2,470	2,565,540
Metropolitan Utilities District of Omaha (RB)
5.000%, 12/01/20	1,000	1,033,780
TOTAL NEBRASKA		8,066,863
NEVADA — (0.2%)
City of Henderson NV (GO)
5.000%, 06/01/21	490	516,798
Clark County (GO) Series A
5.000%, 07/01/25	2,700	3,274,533
TOTAL NEVADA		3,791,331
NEW HAMPSHIRE — (0.4%)
City of Nashua (GO)
4.000%, 07/15/20	2,720	2,758,515
	Face Amount	Value†
	(000)
NEW HAMPSHIRE — (Continued)
New Hampshire State (GO) Series A
5.000%, 03/01/23	5,910	$6,648,277
TOTAL NEW HAMPSHIRE		9,406,792
NEW JERSEY — (1.1%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	3,251,840
3.000%, 02/01/27	3,035	3,372,553
3.000%, 02/01/28	4,560	5,085,905
Essex County (GO) Series A
5.000%, 08/01/20	1,000	1,020,520
Montville Township (GO)
3.000%, 10/01/25	505	561,969
Morris County (GO)
4.000%, 10/15/20	2,390	2,442,867
Princeton Regional School District (GO) (ST AID WITHHLDG)
1.750%, 02/01/22	1,095	1,113,604
South Orange & Maplewood School District (GO) (SCH BD RES FD)
3.000%, 03/01/22	350	365,088
Township of Livingston (GO)
3.000%, 01/15/21	350	357,217
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/22	4,100	4,213,980
Union County (GO) (ETM) Series B
3.000%, 03/01/22	45	46,853
Union County (GO) Series B
3.000%, 03/01/22	2,315	2,415,309
TOTAL NEW JERSEY		24,247,705
NEW MEXICO — (1.0%)
City of Albuquerque (GO) Series A
5.000%, 07/01/24	1,300	1,530,035
Farmington Municipal School District No. 5 (GO) (ST AID WITHHLDG)
4.000%, 09/01/20	945	961,812
Las Cruces School District No. 2 (GO) (ST AID WITHHLDG) Series A
4.000%, 08/01/20	125	126,902
New Mexico State (GO)
5.000%, 03/01/23	5,000	5,626,200
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,552,640

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW MEXICO — (Continued)
New Mexico State Severance Tax Permanent Fund (RB) Series B
4.000%, 07/01/20	4,100	$4,153,013
Santa Fe County (GO)
5.000%, 07/01/22	1,000	1,098,970
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/20	3,270	3,335,792
5.000%, 08/01/24	2,000	2,356,600
TOTAL NEW MEXICO		21,741,964
NEW YORK — (5.5%)
City of New York (GO)
5.000%, 08/01/26	2,500	3,134,900
City of New York (GO) Series A
5.000%, 08/01/24	3,860	4,559,432
5.000%, 08/01/26	7,015	8,796,529
City of New York (GO) Series B
5.000%, 08/01/21	450	477,761
5.000%, 08/01/22	600	661,254
5.000%, 12/01/22	2,240	2,498,742
City of New York (GO) Series C
5.000%, 08/01/20	5,625	5,739,862
5.000%, 08/01/22	1,500	1,653,135
City of New York (GO) Series D
5.000%, 08/01/22	1,055	1,162,705
City of New York (GO) Series E
5.000%, 08/01/21	3,975	4,220,218
5.000%, 08/01/23	6,000	6,851,460
5.000%, 08/01/23	3,725	4,253,615
City of New York (GO) Series H
5.000%, 08/01/22	1,000	1,102,090
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	2,224,860
New York State Dormitory Authority (RB)
5.000%, 02/15/23	2,000	2,245,660
5.000%, 02/15/25	4,055	4,880,395
New York State Dormitory Authority (RB) Series A
3.000%, 07/01/20	1,615	1,630,310
5.000%, 12/15/22	10,000	11,161,800
5.000%, 03/15/23	200	225,426
5.000%, 03/15/23	2,500	2,815,350
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	10,200	$11,044,458
5.000%, 02/15/24	4,900	5,704,727
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,265	1,617,986
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/24	9,950	11,584,088
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/21	2,000	2,091,340
5.000%, 03/15/28	2,505	3,272,657
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/22	1,250	1,357,950
5.000%, 03/15/25	3,440	4,151,289
Town of Cheektowaga (GO)
5.000%, 07/15/23	300	342,921
Town of Huntington (GO)
2.000%, 12/01/23	100	104,487
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/20	4,000	4,130,080
Triborough Bridge & Tunnel Authority (RB) Series C1
4.000%, 11/15/27	1,250	1,529,238
TOTAL NEW YORK		117,226,725
NORTH CAROLINA — (6.2%)
City of Charlotte (GO) Series A
5.000%, 06/01/24	2,500	2,940,000
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	5,734,502
City of Raleigh (GO) Series A
5.000%, 09/01/22	2,685	2,969,583
Forsyth County (GO)
4.000%, 12/01/21	3,500	3,700,515
Guilford County (GO)
5.000%, 03/01/24	2,300	2,681,800
Guilford County (GO) Series A
5.000%, 02/01/22	1,800	1,947,312
Guilford County (GO) Series B
5.000%, 05/01/24	5,000	5,863,300
Johnston County (GO)
4.000%, 02/01/20	3,735	3,735,000
Johnston County (GO) Series A
5.000%, 02/01/21	2,995	3,118,094
Moore County (GO)
5.000%, 06/01/22	2,740	2,998,574

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
New Hanover County (GO)
5.000%, 02/01/23	250	$280,713
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B
6.000%, 01/01/22	9,700	10,633,819
North Carolina State (GO) Series A
5.000%, 06/01/24	4,800	5,647,008
5.000%, 06/01/25	10,000	12,160,400
5.000%, 06/01/26	5,000	6,267,500
5.000%, 06/01/28	5,035	6,619,414
North Carolina State (GO) Series B
5.000%, 06/01/25	10,545	12,823,142
North Carolina State (GO) Series C
5.000%, 05/01/20	3,270	3,302,798
4.000%, 05/01/22	3,000	3,210,810
North Carolina State (GO) Series D
4.000%, 06/01/23	8,700	9,601,146
Wake County (GO)
5.000%, 09/01/21	1,450	1,544,409
Wake County (GO) Series A
5.000%, 03/01/28	2,000	2,611,900
Wake County (GO) Series B
5.000%, 03/01/24	10,000	11,664,400
5.000%, 03/01/25	5,000	6,031,700
Wake County (GO) Series C
5.000%, 03/01/24	3,000	3,499,320
TOTAL NORTH CAROLINA		131,587,159
OHIO — (5.2%)
City of Cincinnati (GO) Series A
4.000%, 12/01/21	2,645	2,795,051
City of Columbus (GO)
5.000%, 04/01/23	750	846,435
2.000%, 08/15/22	6,160	6,338,455
City of Columbus (GO) Series 1
5.000%, 07/01/22	4,100	4,505,777
5.000%, 07/01/26	4,260	5,336,545
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	3,690	4,434,974
City of Columbus (GO) Series A
2.000%, 08/15/20	3,285	3,305,137
3.000%, 07/01/21	470	484,180
4.000%, 04/01/22	2,000	2,134,940
3.000%, 07/01/22	700	735,973
4.000%, 07/01/23	4,995	5,519,825
4.000%, 04/01/27	8,800	10,576,632
	Face Amount	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO)
4.000%, 04/01/24	4,000	$4,507,240
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	200	215,034
Ohio Higher Educational Facility Commission (RB)
¤ 5.250%, 07/01/44 (Pre-refunded @ $100, 7/1/20)	1,875	1,907,925
Ohio State (GO) Series A
3.000%, 02/01/22	500	521,110
5.000%, 08/01/22	4,005	4,412,829
5.000%, 08/01/22	3,000	3,305,490
5.000%, 09/15/22	250	276,685
5.000%, 09/15/22	500	553,370
5.000%, 03/01/25	3,525	4,238,742
5.000%, 09/01/25	5,550	6,779,047
Ohio State (GO) Series B
5.000%, 08/01/20	3,020	3,081,366
5.000%, 06/15/21	1,500	1,584,225
5.000%, 09/01/24	2,665	3,154,027
5.000%, 09/01/27	625	803,288
5.000%, 09/15/27	1,500	1,929,540
Ohio State (GO) Series C
5.000%, 09/15/21	1,000	1,066,370
5.000%, 09/15/21	4,500	4,798,665
5.000%, 08/01/27	6,880	8,826,008
Ohio State (GO) Series U
5.000%, 05/01/28	4,325	5,650,872
State of Ohio (GO) Series B
5.000%, 06/15/23	2,000	2,271,460
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,190	4,120,013
TOTAL OHIO		111,017,230
OKLAHOMA — (0.0%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,000	1,095,600
OREGON — (2.5%)
City of Portland (GO) Series B
4.000%, 06/01/20	935	944,556
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	700	804,258
5.000%, 06/15/26	1,550	1,936,182
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/21	8,000	8,382,720
City of Salem (GO)
5.000%, 06/01/25	530	644,194

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/22	1,215	$1,333,353
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,680	5,978,513
Lane County School District No. 4J Eugene (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	3,355	3,816,379
Oregon State (GO) Series A
5.000%, 05/01/21	200	210,252
Oregon State (GO) Series G
5.000%, 12/01/24	2,290	2,736,252
Oregon State (GO) Series H
5.000%, 05/01/25	2,420	2,930,862
Oregon State (GO) Series N
5.000%, 05/01/23	1,350	1,528,551
Oregon State Department of Transportation (RB) Series B
5.000%, 11/15/26	3,500	4,420,535
State of Oregon (GO) Series A
5.000%, 05/01/24	3,545	4,153,854
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,390	3,051,170
Washington County (GO)
5.000%, 03/01/24	2,400	2,798,400
5.000%, 03/01/25	5,100	6,143,868
5.000%, 03/01/26	300	372,153
TOTAL OREGON		52,186,052
PENNSYLVANIA — (1.7%)
Commonwealth of Pennsylvania (GO)
5.000%, 04/01/22	11,260	12,252,456
5.000%, 07/15/22	12,820	14,099,180
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	2,196,420
Montgomery County (GO)
5.000%, 05/01/23	5,255	5,951,813
West View Municipal Authority Water Revenue (RB)
4.000%, 11/15/20	1,100	1,126,972
TOTAL PENNSYLVANIA		35,626,841
	Face Amount	Value†
	(000)
RHODE ISLAND — (0.3%)
Rhode Island State (GO) Series A
5.000%, 08/01/22	1,605	$1,768,020
Rhode Island State (GO) Series C
5.000%, 08/01/20	4,870	4,968,471
Rhode Island State (GO) Series D
5.000%, 08/01/22	685	754,576
TOTAL RHODE ISLAND		7,491,067
SOUTH CAROLINA — (2.8%)
Beaufort County (GO) (ST AID WITHHLDG) Series C
5.000%, 03/01/22	3,485	3,778,960
Berkeley County School District (GO) (SCSDE) Series B
5.000%, 03/01/22	4,120	4,467,522
Charleston County (GO)
5.000%, 11/01/23	1,000	1,153,070
Charleston County (GO) Series A
5.000%, 11/01/22	4,780	5,320,283
Charleston County (GO) Series B
5.000%, 11/01/23	3,560	4,104,929
Charleston County (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,702,707
Charleston County School District (GO) (SCSDE) Series A
5.000%, 02/01/21	2,020	2,102,194
City of North Charleston (GO) (ST AID WITHHLDG)
5.000%, 06/01/21	385	405,266
Clemson University (RB)
3.000%, 05/01/21	350	359,139
Dorchester County School District No. 2 (GO) (SCSDE) Series B
5.000%, 03/01/25	1,430	1,720,333
Florence School District One (GO) (SCSDE)
5.000%, 03/01/20	3,335	3,345,272
5.000%, 03/01/21	3,170	3,309,765
Richland County School District No. 1 (GO) (SCSDE) Series 1-A
5.000%, 03/01/20	5,480	5,497,043
Richland County School District No. 1 (GO) (SCSDE) Series A
5.000%, 03/01/23	3,970	4,465,932

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 02/01/21	2,085	$2,169,839
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	5,500	6,321,315
South Carolina State (GO) (ST AID WITHHLDG) Series B
4.000%, 08/01/26	1,405	1,678,469
York County (GO) (ST AID WITHHLDG)
5.000%, 04/01/20	1,900	1,912,521
York County School District No. 1 (GO) (SCSDE)
5.000%, 03/01/21	3,790	3,955,850
TOTAL SOUTH CAROLINA		59,770,409
TENNESSEE — (4.3%)
City of Clarksville Water Sewer & Gas Revenue (RB)
5.000%, 02/01/20	3,150	3,150,000
City of Maryville (GO) Series A
5.000%, 06/01/22	1,865	2,039,191
City of Memphis (GO) Series A
5.000%, 11/01/22	9,695	10,773,957
5.000%, 04/01/25	1,945	2,341,702
City of Pigeon Forge (GO)
4.000%, 06/01/21	670	696,927
Hamilton County (GO) Series A
5.000%, 04/01/26	3,000	3,739,830
Hamilton County (GO) Series B
3.000%, 03/01/22	4,550	4,749,062
Knox County (GO)
5.000%, 06/01/20	2,585	2,619,794
5.000%, 04/01/24	3,440	4,014,824
Knox County (GO) Series A
5.000%, 08/01/23	1,300	1,484,483
Maury County (GO)
5.000%, 04/01/21	5,105	5,349,223
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	1,000	1,098,210
5.000%, 01/01/26	5,840	7,210,298
5.000%, 07/01/27	3,510	4,488,483
4.000%, 07/01/28	10,000	12,261,700
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 01/01/22	1,500	$1,617,870
Putnam County (GO)
4.000%, 04/01/23	975	1,069,731
Shelby County (GO) Series A
5.000%, 04/01/20	7,000	7,045,920
Sumner County (GO)
5.000%, 06/01/21	110	116,016
Tennessee State (GO) Series A
5.000%, 02/01/27	7,720	9,836,824
Tennessee State (GO) Series B
5.000%, 08/01/20	1,945	1,984,717
Town of Greeneville (GO)
3.000%, 06/01/21	1,360	1,397,699
Williamson County (GO) Series A
4.000%, 05/01/22	300	321,012
Wilson County (GO) Series B
4.000%, 04/01/20	1,040	1,045,179
TOTAL TENNESSEE		90,452,652
TEXAS — (12.3%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	5,688,173
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/20	350	357,130
City of Arlington (GO) Series A
3.000%, 08/15/20	1,700	1,719,397
City of Austin (GO)
5.000%, 09/01/20	1,655	1,694,406
City of Dallas (GO)
5.000%, 02/15/21	9,505	9,901,834
City of Denton (GO)
4.000%, 02/15/22	2,510	2,665,168
City of Fort Worth (GO) Series A
5.000%, 03/01/25	5,000	6,006,850
City of Houston (GO) Series A
5.000%, 03/01/21	3,100	3,236,338
5.000%, 03/01/22	5,890	6,390,650
City of Lubbock (GO)
5.000%, 02/15/23	1,000	1,121,860
City of Richardson (GO)
5.000%, 02/15/27	1,715	2,169,921
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/21	720	749,225

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/21	3,000	$3,124,500
City of Southlake (GO)
3.000%, 02/15/23	1,510	1,602,080
Clear Creek Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/23	4,380	4,787,296
5.000%, 02/15/25	2,175	2,614,067
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,789,721
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	3,500	3,649,065
Dallas Area Rapid Transit (RB) Series B
5.000%, 12/01/21	2,545	2,733,915
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	590,395
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	3,815	4,284,779
Galveston County (GO)
5.000%, 02/01/22	1,000	1,081,990
Grayson County (GO)
5.000%, 01/01/21	1,990	2,064,744
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,355	1,545,323
Hidalgo County Drain District No. 1 (GO)
5.000%, 09/01/22	1,000	1,102,480
Highland Park Independent School District (GO) (PSF-GTD)
5.000%, 02/15/20	1,790	1,792,255
Houston Higher Education Finance Corp. (RB) Series A
¤ 6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)	3,225	3,467,585
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	7,020	8,688,584
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Humble Independent School District (GO) (PSF-GTD) Series A
5.500%, 02/15/25	7,000	$8,561,700
Katy Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/20	3,820	3,824,813
La Porte Independent School District (GO)
5.000%, 02/15/21	1,700	1,772,403
Lake Travis Independent School District (GO) (PSF-GTD)
5.000%, 02/15/20	3,480	3,484,385
Mansfield Independent School District (GO)
5.000%, 02/15/20	1,000	1,001,260
Mansfield Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	895	969,428
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/24	5,715	6,744,043
Northside Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	4,535	5,089,086
5.000%, 08/15/25	1,880	2,282,978
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	5,924,397
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,695	1,966,793
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/23	3,500	3,983,770
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	6,878,245
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	11,000	12,763,850
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 02/15/20	4,100	4,105,166
5.000%, 08/15/26	4,340	5,438,107

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Spring Independent School District (GO) (BAM)
5.000%, 08/15/24	4,985	$5,886,238
State of Texas (GO) Series A
5.000%, 10/01/23	2,690	3,089,600
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	4,232,184
Texas A&M University (RB) Series B
5.000%, 05/15/21	4,000	4,210,400
Texas State (GO)
5.000%, 04/01/23	10,000	11,285,800
5.000%, 10/01/23	15,345	17,624,500
5.000%, 10/01/26	2,845	3,582,452
Texas State (GO) Series A
5.000%, 04/01/25	1,000	1,206,770
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/25	10,000	12,233,500
5.250%, 04/01/26	300	376,017
5.000%, 10/01/26	4,340	5,442,707
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 04/01/20	7,900	7,951,429
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,150	4,035,780
University of Texas System (The) (RB)
5.000%, 08/15/25	2,500	3,053,950
5.000%, 08/15/26	1,500	1,882,770
University of Texas System (The) (RB) Series
5.000%, 08/15/26	2,000	2,506,040
University of Texas System (The) (RB) Series C
5.000%, 08/15/24	1,850	2,188,976
University of Texas System (The) (RB) Series E
5.000%, 08/15/26	4,835	6,068,795
Via Metropolitan Transit (RB)
5.000%, 07/15/20	2,495	2,541,207
TOTAL TEXAS		261,809,270
UTAH — (2.4%)
North Davis County Sewer District (RB)
3.000%, 03/01/21	2,135	2,184,703
Salt County Lake (GO)
5.000%, 12/15/26	1,095	1,387,496
	Face Amount	Value†
	(000)
UTAH — (Continued)
Utah State (GO)
5.000%, 07/01/22	11,285	$12,407,519
5.000%, 07/01/24	12,350	14,576,458
5.000%, 07/01/26	4,450	5,583,994
5.000%, 07/01/27	4,435	5,704,164
5.000%, 07/01/27	1,665	2,141,473
Washington County School District Board of Education/St George (GO) (SCH BD GTY)
5.000%, 03/01/20	2,135	2,141,640
5.000%, 03/01/22	4,465	4,842,605
TOTAL UTAH		50,970,052
VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,270	1,452,677
Vermont State (GO) Series C
4.000%, 08/15/23	225	249,556
Vermont State (GO) Series F
5.000%, 08/15/20	1,100	1,124,288
TOTAL VERMONT		2,826,521
VIRGINIA — (4.5%)
Arlington County (GO)
5.000%, 08/15/22	3,000	3,313,350
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,160	4,067,963
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	3,000	3,195,810
5.000%, 09/01/22	2,050	2,265,066
City of Lynchburg (GO)
5.000%, 02/01/20	1,390	1,390,000
City of Norfolk (GO) (ST AID WTHHLDG)
5.000%, 08/01/28	2,405	3,158,294
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	4,315	4,922,854
5.000%, 07/15/24	3,170	3,741,868
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/26	3,635	4,547,785
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	4,160,920
City of Richmond (GO) Series B
5.000%, 07/15/25	5,350	6,521,650
City of Roanoke (GO) (ST AID WITHHLDG)
4.000%, 04/01/20	1,000	1,005,030

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	2,000	$2,245,080
City of Virginia Beach (GO) (ST AID WITHHLDG)
5.000%, 02/01/25	2,590	3,113,206
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	2,725	3,109,879
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/25	1,000	1,219,590
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	2,648,092
5.000%, 06/01/25	500	608,315
Commonwealth of Virginia (GO) Series B
4.000%, 06/01/23	2,500	2,759,825
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
5.000%, 06/01/23	10,000	11,366,600
Fairfax County (GO) (ST AID WITHHLDG)
5.000%, 10/01/24	5,000	5,948,950
5.000%, 10/01/26	1,000	1,264,370
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/27	1,000	1,298,740
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	2,166,377
5.000%, 08/01/28	2,905	3,831,404
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/22	4,000	4,465,640
Pittsylvania County (GO) (ST AID WITHHLDG)
5.000%, 02/01/21	250	260,173
University of Virginia (RB) Series B
5.000%, 08/01/21	6,250	6,635,562
Virginia Resources Authority (RB) Series D
5.000%, 11/01/20	745	768,080
TOTAL VIRGINIA		96,000,473
WASHINGTON — (6.8%)
Benton County School District No. 400 Richland (GO) (SCH BD GTY)
5.000%, 12/01/22	4,705	5,237,277
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/20	3,665	$3,751,824
5.000%, 07/01/27	8,400	10,762,332
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 09/01/20	350	358,334
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 06/01/22	310	339,633
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 02/01/23	12,040	13,511,529
City of Seattle Water System Revenue (RB)
5.000%, 09/01/22	6,000	6,634,320
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	1,056,170
4.000%, 12/01/22	2,630	2,855,154
County of Kitsap WA (GO)
5.000%, 06/01/21	200	210,964
King County (GO)
5.000%, 01/01/21	425	441,001
King County (GO) Series A
5.000%, 06/01/28	3,555	4,640,697
5.000%, 06/01/29	2,050	2,731,994
King County (GO) Series E
5.000%, 12/01/25	955	1,175,471
King County School District No. 400 Mercer Island (GO) (SCH BD GTY)
5.000%, 12/01/22	1,145	1,277,259
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
3.000%, 12/01/22	6,105	6,471,910
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	3,500	4,038,860
King County School District No. 412 Shoreline (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	1,056,730
King County Sewer Revenue (RB) Series B
5.000%, 07/01/22	1,000	1,098,460
North Thurston Public Schools (GO) (SCH BD GTY)
5.000%, 12/01/20	2,880	2,977,776

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Skagit County School District No. 103 Anacortes (GO) (SCH BD GTY)
5.000%, 12/01/20	2,245	$2,320,656
Snohomish County School District No. 15 Edmonds (GO) (SCH BD GTY)
5.000%, 12/01/20	2,555	2,641,742
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,900,520
Spokane County (GO)
5.000%, 12/01/22	1,025	1,142,486
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	150	161,304
Thurston County School District No. 111 Olympia (GO) (SCH BD GTY)
5.000%, 12/01/21	425	456,786
University of Washington (RB) Series A
5.000%, 07/01/22	6,505	7,148,800
Washington State (GO)
5.000%, 02/01/23	1,940	2,175,885
Washington State (GO) Series 2013A
5.000%, 08/01/21	225	238,950
Washington State (GO) Series A
5.000%, 08/01/23	750	856,155
Washington State (GO) Series B
5.000%, 07/01/24	1,200	1,413,480
5.000%, 07/01/25	1,500	1,827,135
Washington State (GO) Series C
5.000%, 02/01/23	1,500	1,682,385
Washington State (GO) Series D
5.000%, 07/01/20	5,000	5,085,200
5.000%, 07/01/23	3,800	4,325,236
5.000%, 06/01/27	3,000	3,831,450
Washington State (GO) Series R-2012C
4.000%, 07/01/21	1,610	1,681,758
Washington State (GO) Series R-2013A
5.000%, 07/01/21	7,000	7,409,850
Washington State (GO) Series R-2015
5.000%, 07/01/22	3,720	4,088,168
Washington State (GO) Series R-2015-C
5.000%, 07/01/20	2,000	2,034,080
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series R-2015E
5.000%, 07/01/21	5,000	$5,292,750
Washington State (GO) Series R-2017A
5.000%, 08/01/22	4,000	4,409,400
Washington State (GO) Series R-2018D
5.000%, 08/01/25	3,635	4,439,425
Washington State (GO) Series R-C
5.000%, 07/01/23	3,500	3,983,770
TOTAL WASHINGTON		144,175,066
WEST VIRGINIA — (0.0%)
Jefferson County Board of Education (GO) (WV BD COMM)
4.000%, 05/01/20	130	130,988
WISCONSIN — (0.9%)
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	2,000	2,534,960
City of Oshkosh (GO) Series B
3.000%, 12/01/23	445	478,553
Oregon School District (GO)
3.000%, 03/01/21	430	439,589
Sun Prairie Area School District (GO)
4.000%, 03/01/20	570	571,322
Wisconsin State (GO)
5.000%, 05/01/24	2,515	2,946,951
Wisconsin State (GO) Series 3
5.000%, 11/01/22	3,110	3,460,622
Wisconsin State (GO) Series A
5.000%, 05/01/23	8,515	9,646,984
TOTAL WISCONSIN		20,078,981
TOTAL MUNICIPAL BONDS Cost ($2,026,040,689)		2,103,615,076

	Shares
TEMPORARY CASH INVESTMENTS — (1.0%)
BlackRock Liquidity Funds MuniCash Portfolio	20,916,333	20,916,333
TOTAL INVESTMENTS — (100.0%)
(Cost $2,046,961,205)^^		$2,124,531,409

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,103,615,076	—	$2,103,615,076
Temporary Cash Investments	—	20,916,333	—	20,916,333
TOTAL	—	$2,124,531,409	—	$2,124,531,409

DFA California Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.4%)
CALIFORNIA — (99.4%)
Alameda County Transportation Commission (RB)
5.000%, 03/01/20	4,500	$4,514,625
Alhambra Unified School District (GO) Series A
4.000%, 08/01/20	750	762,315
4.000%, 08/01/20	585	594,606
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/21)	1,910	2,044,178
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/21)	3,225	3,451,556
Anaheim Union High School District (GO)
5.000%, 08/01/20	600	612,792
Bay Area Toll Authority (RB)
¤ 5.000%, 10/01/42 (Pre-refunded @ $100, 10/1/20)	22,635	23,280,550
Bay Area Toll Authority (RB) Series F-2
4.000%, 04/01/20	12,780	12,847,734
4.000%, 04/01/21	1,500	1,558,065
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	295	339,064
Beverly Hills Unified School District (GO) Series A
5.000%, 08/01/20	13,055	13,333,333
5.000%, 08/01/21	9,700	10,325,359
California Municipal Finance Authority (RB)
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 1/1/22)	1,750	1,923,740
California State (GO)
5.000%, 02/01/20	13,120	13,120,000
3.000%, 04/01/20	9,700	9,733,465
5.000%, 04/01/20	325	327,145
5.000%, 04/01/20	3,705	3,729,453
5.000%, 04/01/20	15,000	15,099,000
5.000%, 04/01/20	18,000	18,118,800
5.000%, 08/01/20	7,440	7,592,669
5.000%, 08/01/20	2,415	2,464,556
5.000%, 09/01/20	700	716,786
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 10/01/20	6,455	$6,632,125
5.000%, 10/01/20	3,410	3,503,570
5.000%, 10/01/20	1,610	1,654,178
5.000%, 10/01/20	11,000	11,301,840
5.000%, 11/01/20	8,000	8,247,280
5.000%, 02/01/21	1,575	1,640,048
5.000%, 02/01/21	650	676,845
5.000%, 04/01/21	795	833,319
5.000%, 08/01/21	8,060	8,559,720
5.000%, 08/01/21	2,835	3,010,770
5.000%, 08/01/21	2,000	2,124,000
5.000%, 08/01/21	7,065	7,503,030
5.000%, 09/01/21	1,125	1,198,620
5.000%, 09/01/21	2,645	2,818,089
5.000%, 09/01/21	7,845	8,358,377
5.000%, 09/01/21	16,570	17,654,341
5.000%, 10/01/21	17,155	18,336,465
5.000%, 12/01/21	2,000	2,151,480
5.000%, 03/01/22	1,075	1,167,310
5.000%, 04/01/22	1,800	1,960,686
5.000%, 04/01/22	4,500	4,901,715
5.000%, 08/01/22	785	865,753
5.000%, 09/01/22	2,290	2,533,335
5.250%, 09/01/22	8,170	9,090,105
5.000%, 10/01/22	12,000	13,315,680
5.250%, 10/01/22	500	558,100
California State (GO) Series B
5.000%, 09/01/20	3,600	3,686,328
5.000%, 09/01/21	840	894,970
5.000%, 08/01/22	2,250	2,481,458
California State Department of Water Resources (RB)
5.000%, 12/01/21	1,000	1,078,780
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/22	3,355	3,759,579
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	35	39,160
California State Department of Water Resources Power Supply Revenue (RB) Series L
5.000%, 05/01/20	17,945	18,129,475
¤ 5.000%, 05/01/22 (Pre-refunded @ $100, 5/1/20)	7,675	7,754,436

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources Power Supply Revenue (RB) Series N
4.000%, 05/01/20	4,705	$4,742,028
5.000%, 05/01/20	3,000	3,030,840
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/21	15,855	16,690,083
5.000%, 05/01/22	3,280	3,589,337
California State Public Works Board (RB)
¤ 5.500%, 03/01/25 (Pre-refunded @ $100, 3/1/20)	2,020	2,027,312
California State Public Works Board (RB) (ETM) Series F
5.000%, 10/01/20	2,015	2,072,468
California State Public Works Board (RB) (ETM) Series H
5.000%, 09/01/21	1,050	1,121,799
California State University (RB) Series A
5.000%, 11/01/21	2,595	2,788,743
California Statewide Communities Dev. Authority (RB) Series A
¤ 6.000%, 08/15/42 (Pre-refunded @ $100, 8/15/20)	5,500	5,653,780
Carlsbad Unified School District (GO) Series A
4.000%, 08/01/20	2,000	2,032,840
5.000%, 08/01/21	1,160	1,234,785
Cerritos Community College District (GO) Series C
4.000%, 08/01/20	425	431,979
4.000%, 08/01/21	1,250	1,312,063
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/22	3,050	3,301,289
Chabot-Las Positas Community College District (GO) Series A
4.000%, 08/01/20	1,275	1,295,936
Chico Unified School District (GO) Series B
4.000%, 08/01/21	625	656,031
City & County of San Francisco (GO)
5.000%, 06/15/20	1,600	1,625,248
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City & County of San Francisco (GO) Series A
5.000%, 06/15/20	750	$761,835
5.000%, 06/15/20	1,000	1,015,780
City & County of San Francisco (GO) Series R1
5.000%, 06/15/20	3,565	3,621,256
5.000%, 06/15/20	965	980,228
5.000%, 06/15/21	250	264,740
City of Berkeley (RN)
2.000%, 07/22/20	15,000	15,072,900
City of Long Beach CA Harbor Revenue (RB) Series A
5.000%, 12/15/20	14,930	15,470,018
City of Los Angeles (RN)
5.000%, 06/25/20	30,375	30,867,682
City of Los Angeles (GO) Series A
5.000%, 09/01/20	9,400	9,634,248
City of Los Angeles (GO) Series B
5.000%, 09/01/21	4,700	5,019,835
City of Los Angeles CA Solid Waste Resources Revenue (RB) Series A
5.500%, 02/01/20	2,860	2,860,000
City of Los Angeles Wastewater System Revenue (RB) Series B
5.000%, 06/01/21	1,400	1,480,206
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	385	423,207
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/20	5,695	5,874,905
5.000%, 11/01/20	1,070	1,103,801
5.000%, 11/01/21	4,290	4,607,160
4.000%, 11/01/22	3,000	3,267,330
5.000%, 11/01/22	1,345	1,501,302
5.000%, 11/01/23	1,835	2,124,710
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/21)	4,690	5,040,155
City of San Francisco Public Utilities Commission Water Revenue (RB) Series F
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/20)	3,510	3,621,407
¤ 5.000%, 11/01/28 (Pre-refunded @ $100, 11/1/20)	6,200	6,396,788

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/21	1,760	$1,879,768
City of Torrance (RN)
2.000%, 06/25/20	19,000	19,091,770
Colton Joint Unified School District (GO) (AGM)
4.000%, 08/01/20	1,000	1,016,020
Conejo Valley Unified School District (GO) Series B
5.000%, 08/01/20	1,000	1,021,320
Contra Costa Community College District (GO)
5.000%, 08/01/21	1,250	1,330,588
Contra Costa Community College District (GO) Series B2
3.000%, 08/01/20	9,515	9,624,613
4.000%, 08/01/21	4,000	4,198,600
County of Riverside (RN)
5.000%, 06/30/20	15,100	15,355,945
County of Santa Clara (GO) Series B
5.000%, 08/01/21	1,105	1,176,239
County of Santa Cruz (RN)
4.000%, 07/01/20	20,000	20,262,000
County of Ventura (RN)
5.000%, 07/01/20	43,120	43,857,783
Del Mar Union School District (GO) Series A
4.000%, 08/01/20	4,250	4,319,785
Desert Community College District (GO)
5.000%, 08/01/21	665	707,873
Desert Sands Unified School District (GO)
3.000%, 08/01/20	1,250	1,264,400
4.000%, 08/01/21	450	472,343
East Bay Regional Park District (GO) Series A
4.000%, 09/01/21	210	221,004
East Bay Regional Park District (GO) Series A-1
5.000%, 09/01/20	810	830,185
East Bay Regional Park District (GO) Series A-2
5.000%, 09/01/20	4,900	5,022,108
East Side Union High School District (GO)
2.000%, 08/01/20	1,055	1,061,509
El Monte Union High School District (GO)
2.000%, 06/01/22	1,080	1,112,584
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
El Rancho Unified School District (GO) (AGM)
4.000%, 08/01/20	780	$792,808
El Segundo Unified School District (GO) Series A
5.000%, 08/01/20	1,095	1,118,345
5.000%, 08/01/21	600	638,682
Fontana Unified School District (GO)
4.000%, 08/01/20	3,620	3,679,440
4.000%, 08/01/21	530	556,315
Fremont Unified School District (GO) Series C
5.000%, 08/01/20	13,340	13,624,409
Fremont Union High School District (GO)
5.000%, 08/01/20	1,000	1,021,320
Fremont Union High School District (GO) Series A
3.000%, 08/01/20	3,505	3,545,378
Fresno Unified School District (GO) Series B
4.000%, 08/01/20	4,000	4,065,680
4.000%, 08/01/21	1,165	1,222,842
Gavilan Joint Community College District (GO) Series A
4.000%, 08/01/20	2,100	2,134,482
4.000%, 08/01/21	1,500	1,574,475
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/23	1,900	2,116,239
Grossmont Union High School District (GO)
4.000%, 08/01/20	2,420	2,459,736
Grossmont Union High School District (GO) Series B
¤ 5.500%, 08/01/45 (Pre-refunded @ $102, 8/1/20)	3,000	3,130,350
Imperial Irrigation District Electric System Revenue (RB) Series A
¤ 5.500%, 11/01/41 (Pre-refunded @ $100, 11/1/20)	9,105	9,427,590
Kern Community College District (GO)
4.000%, 08/01/20	5,000	5,079,600
Kern High School District (GO) Series A
3.000%, 08/01/20	975	986,232
Livermore Valley Joint Unified School District (GO)
5.000%, 08/01/20	800	816,696

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Lodi Unified School District (GO)
4.000%, 08/01/21	2,390	$2,506,465
Long Beach Community College District (GO) Series C
4.000%, 08/01/20	4,000	4,065,680
Long Beach Unified School District (GO) Series A
5.000%, 08/01/20	7,375	7,529,285
Long Beach Unified School District (GO) Series B
5.000%, 08/01/21	10,000	10,632,300
5.000%, 08/01/22	10,000	11,054,900
Long Beach Unified School District (GO) Series F
5.000%, 08/01/20	2,200	2,246,024
5.000%, 08/01/21	5,145	5,470,318
Los Altos Elementary School District (GO)
4.000%, 08/01/21	1,550	1,626,012
Los Altos Elementary School District (RN) Series A
2.000%, 06/30/20	7,000	7,033,600
Los Angeles Community College District (GO)
5.000%, 08/01/21	2,890	3,074,526
Los Angeles Community College District (GO) Series A
5.000%, 08/01/20	10,000	10,212,200
5.000%, 08/01/21	3,625	3,856,456
Los Angeles Community College District (GO) Series C
5.000%, 08/01/20	4,080	4,166,578
¤ 5.250%, 08/01/39 (Pre-refunded @ $100, 8/1/20)	1,000	1,022,540
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	3,350	3,847,877
Los Angeles Community College District Series B-1
5.000%, 08/01/21	5,000	5,319,250
Los Angeles County Metropolitan Transportation Authority (RB)
5.000%, 07/01/21	1,140	1,208,902
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 06/01/20	6,215	6,301,948
5.000%, 07/01/20	12,985	13,213,276
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/20	3,005	$3,057,828
5.000%, 07/01/21	9,000	9,543,960
5.000%, 07/01/22	1,765	1,946,813
Los Angeles County Metropolitan Transportation Authority (RB) Series C
5.000%, 07/01/20	5,460	5,555,987
5.000%, 07/01/21	1,400	1,484,616
Los Angeles Department of Water (RB) Series B
4.000%, 07/01/20	500	506,860
5.000%, 07/01/20	1,785	1,816,755
4.000%, 07/01/21	700	733,019
5.000%, 07/01/21	1,500	1,591,755
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/20	1,050	1,068,239
5.000%, 07/01/21	1,750	1,854,493
5.000%, 07/01/21	2,000	2,119,420
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/20	1,000	1,017,370
5.000%, 07/01/21	875	927,246
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/21	3,500	3,708,985
5.000%, 07/01/23	20,000	22,815,200
Los Angeles Unified School District (GO) Series A-2
5.000%, 07/01/21	4,625	4,901,159
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/22	1,350	1,484,973
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/20	1,740	1,770,224
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/20	1,895	1,927,916
5.000%, 07/01/22	5,560	6,115,889
5.000%, 07/01/23	2,000	2,281,520
Los County Angeles
5.000%, 06/30/20	16,115	16,386,215
Los Rios Community College District (GO) Series A
¤ 4.750%, 08/01/32 (Pre-refunded @ $100, 8/1/20)	5,000	5,099,200
Los Rios Community College District (GO) Series D
4.000%, 08/01/20	15,735	15,993,369
4.000%, 08/01/21	8,970	9,415,360

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Rios Community College District (GO) Series F
2.000%, 08/01/20	2,365	$2,380,656
Manhattan Beach Unified School District (GO) Series A-MEASURE C
5.000%, 09/01/20	1,575	1,614,249
Manhattan Beach Unified School District (GO) Series F
4.000%, 09/01/21	500	526,200
Mill Valley School District (GO) Series A
¤ 4.250%, 08/01/34 (Pre-refunded @ $100, 8/1/20)	1,280	1,302,579
New Haven Unified School District (GO) (BAM) Series B
5.000%, 08/01/21	3,100	3,299,857
North Orange County Community College District (GO) Series B
4.000%, 08/01/20	3,500	3,557,470
Norwalk-La Mirada Unified School District (GO) Series D
4.000%, 08/01/20	300	304,926
4.000%, 08/01/21	1,205	1,264,828
4.000%, 08/01/22	1,000	1,082,390
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/20	600	612,132
Oceanside Unified School District (GO) Series E
4.000%, 08/01/20	1,500	1,524,630
Orange County Sanitation District (RB) Series A
5.000%, 02/01/24	5,295	6,201,875
Oxnard Union High School District (GO) Series A
4.000%, 08/01/20	3,000	3,049,260
Palm Springs Unified School District (GO) Series D
3.000%, 08/01/20	3,120	3,155,942
Palo Alto Unified School District (GO)
6.000%, 08/01/20	8,265	8,481,708
Palomar Community College District (GO)
5.000%, 05/01/23	715	814,249
Pasadena Unified School District (GO)
5.000%, 05/01/20	550	555,764
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Peralta Community College District (GO) Series A
5.000%, 08/01/20	1,645	$1,679,413
4.000%, 08/01/23	1,515	1,679,105
Peralta Community College District (GO) Series B
5.000%, 08/01/22	1,845	2,033,836
Redwood City School District (GO)
4.000%, 08/01/20	450	457,389
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/21	2,550	2,717,051
Sacramento Municipal Utility District (RB) Series X
5.000%, 08/15/21	750	799,133
¤ 5.000%, 08/15/25 (Pre-refunded @ $100, 8/15/21)	2,985	3,178,637
¤ 5.000%, 08/15/26 (Pre-refunded @ $100, 8/15/21)	6,065	6,458,437
San Diego Community College District (GO)
4.000%, 08/01/20	1,040	1,057,077
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/21)	6,800	7,240,504
San Diego County Water Authority Financing Corp. (RB)
5.000%, 05/01/20	1,385	1,399,473
5.000%, 05/01/21	550	579,464
San Diego Public Facilities Financing Authority (RB) Series A
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/20)	4,455	4,566,019
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	6,175	6,774,778
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A
4.000%, 05/15/20	11,000	11,102,740
5.000%, 05/15/20	7,750	7,844,007
¤ 5.250%, 05/15/24 (Pre-refunded @ $100, 5/15/20)	1,235	1,250,709
¤ 5.250%, 05/15/26 (Pre-refunded @ $100, 5/15/20)	11,000	11,139,920

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (RN) Series A
5.000%, 06/30/20	16,600	$16,878,050
San Diego Unified School District (GO) Series A
4.000%, 07/01/20	10,000	10,135,100
5.000%, 07/01/21	7,695	8,160,086
San Diego Unified School District (GO) Series K-2
4.000%, 07/01/21	8,000	8,371,600
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	2,000	2,288,060
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/21	1,390	1,483,742
San Francisco Community College District (GO)
5.000%, 06/15/20	5,430	5,515,685
5.000%, 06/15/22	2,000	2,203,260
San Francisco County Transportation Authority (RB)
3.000%, 02/01/20	5,000	5,000,000
San Francisco Unified School District (GO)
3.000%, 06/15/20	500	504,205
5.000%, 06/15/21	3,200	3,387,328
San Francisco Unified School District (GO) Series A
3.000%, 06/15/20	5,320	5,364,741
5.000%, 06/15/20	3,080	3,128,233
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,750	1,804,093
San Joaquin County Transportation Authority (RB) Series A
¤ 6.000%, 03/01/36 (Pre-refunded @ $100, 3/1/21)	1,175	1,241,047
San Jose Evergreen Community College District (GO)
5.000%, 09/01/21	250	267,013
San Juan Unified School District (GO)
3.000%, 08/01/22	1,200	1,269,576
San Leandro Unified School District (GO) Series B
4.000%, 08/01/21	265	277,831
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Mateo County Community College District (GO)
4.000%, 09/01/21	1,310	$1,378,644
San Mateo County Community College District (GO) Series B
4.000%, 09/01/20	755	769,488
San Rafael City High School District (GO) Series B
4.000%, 08/01/20	305	310,008
San Ramon Valley Unified School District (GO)
4.000%, 08/01/21	4,225	4,434,771
Santa Barbara Unified School District (RN)
3.000%, 06/30/20	3,500	3,530,590
Santa Clara Unified School District (GO)
5.000%, 07/01/20	5,000	5,088,500
5.000%, 07/01/20	1,200	1,221,240
5.000%, 07/01/20	3,195	3,251,551
Santa Monica Community College District (GO) Series D
4.000%, 08/01/20	1,855	1,885,459
Santa Monica-Malibu Unified School District (GO)
4.000%, 08/01/20	14,365	14,600,873
Santa Monica-Malibu Unified School District (GO) Series D
4.000%, 08/01/20	5,765	5,859,661
Sequoia Union High School District (RN)
2.000%, 06/30/20	5,000	5,023,550
Sequoia Union High School District (GO)
1.500%, 07/01/20	5,640	5,659,514
Southern California Public Power Authority (RB)
4.000%, 07/01/20	4,090	4,145,747
5.000%, 07/01/20	1,175	1,195,798
5.000%, 07/01/21	3,825	4,056,183
Tustin Unified School District (GO)
¤ 6.000%, 08/01/36 (Pre-refunded @ $100, 8/1/21)	1,500	1,618,005
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)	14,770	16,190,135

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Washington Unified School District (GO)
4.000%, 08/01/20	1,000	$1,016,020
West Contra Costa Unified School District (GO) (AGM)
5.000%, 08/01/20	820	837,482
5.000%, 08/01/21	2,350	2,501,505
West Contra Costa Unified School District (GO) Series A
4.000%, 08/01/20	2,715	2,759,580
West Contra Costa Unified School District (GO) Series B
6.000%, 08/01/21	1,000	1,079,290
West Valley-Mission Community College District (GO) Series A
3.000%, 08/01/20	7,020	7,100,870
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/21	1,345	1,431,712
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Western Placer Unified School District (RN)
2.000%, 06/30/20	8,000	$8,038,400
Westlands Water District (RB) (AGM) Series A
4.000%, 09/01/20	1,045	1,063,956
TOTAL MUNICIPAL BONDS Cost ($1,209,316,278)		1,215,870,965

	Shares
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds California Money Fund Portfolio	7,039,532	7,039,532
TOTAL INVESTMENTS — (100.0%)
(Cost $1,215,953,690)^^		$1,222,910,497

Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,215,870,965	—	$1,215,870,965
Temporary Cash Investments	$7,039,532	—	—	7,039,532
TOTAL	$7,039,532	$1,215,870,965	—	$1,222,910,497

DFA California Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (96.0%)
CALIFORNIA — (96.0%)
Albany Unified School District (GO)
4.000%, 08/01/21	240	$251,916
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/21)	235	251,509
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/21)	965	1,032,791
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/21)	400	428,100
¤ 5.000%, 10/01/41 (Pre-refunded @ $100, 10/1/21)	960	1,027,440
Anaheim Union High School District (GO)
5.000%, 08/01/23	1,905	2,189,550
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	1,011,882
Antelope Valley Union High School District (GO)
4.000%, 08/01/21	500	524,825
5.000%, 08/01/22	1,650	1,824,933
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,177,644
Azusa Unified School District (GO)
4.000%, 07/01/21	400	418,752
5.000%, 07/01/21	825	875,226
Bay Area Toll Authority (RB) Series
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/1/24)	6,090	7,272,617
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/30 (Pre-refunded @ $100, 4/1/23)	10,500	11,907,840
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	600	689,622
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	$593,220
5.000%, 08/01/28	2,540	3,393,796
Beverly Hills Unified School District (GO)
2.000%, 08/01/21	145	147,901
2.000%, 08/01/22	2,805	2,898,406
Buena Park School District (GO) (AGM)
2.500%, 08/01/21	75	77,057
Burbank Unified School District (GO)
5.000%, 08/01/24	300	356,841
Butte-Glenn Community College District (GO)
2.500%, 08/01/20	550	554,989
California Infrastructure & Economic Dev. Bank (RB) (FGIC) (ETM) Series A
5.000%, 07/01/25	2,500	3,072,525
California Infrastructure & Economic Development Bank (RB) (FGIC) Series A
5.000%, 07/01/26	7,500	9,501,375
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	225	296,874
California Municipal Finance Authority (RB)
¤ 5.750%, 01/01/33 (Pre-refunded @ $100, 1/1/22)	750	821,062
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 1/1/22)	3,905	4,292,688
California State (GO)
5.250%, 02/01/20	500	500,000
5.000%, 11/01/20	750	773,182
4.000%, 12/01/20	750	769,627
5.000%, 02/01/21	700	728,910
5.000%, 04/01/21	475	497,895
5.000%, 09/01/21	460	490,102
5.000%, 09/01/21	3,705	3,947,455
5.000%, 09/01/21	175	186,452
5.000%, 10/01/21	200	213,774
5.000%, 02/01/22	2,575	2,787,334

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 04/01/22	940	$1,023,914
4.000%, 09/01/22	525	567,436
5.000%, 09/01/22	625	691,413
5.250%, 09/01/22	2,585	2,876,123
5.000%, 10/01/22	1,000	1,109,640
5.250%, 10/01/22	2,380	2,656,556
5.000%, 12/01/22	1,245	1,389,930
5.000%, 02/01/23	1,400	1,572,438
5.000%, 08/01/23	1,500	1,715,100
5.000%, 09/01/23	1,635	1,874,953
5.000%, 10/01/23	100	115,011
5.000%, 11/01/23	875	1,009,286
5.000%, 05/01/24	975	1,143,792
5.000%, 09/01/24	1,000	1,186,470
5.000%, 10/01/24	2,400	2,855,496
5.000%, 11/01/24	850	1,014,152
5.500%, 02/01/25	1,000	1,227,490
5.000%, 08/01/25	3,275	4,003,720
5.000%, 08/01/25	4,500	5,501,295
5.000%, 09/01/25	840	1,029,605
5.000%, 10/01/25	1,000	1,228,930
5.000%, 11/01/25	4,000	4,928,520
5.000%, 08/01/26	800	1,006,608
5.000%, 08/01/26	1,400	1,761,564
5.000%, 08/01/26	2,850	3,586,041
3.500%, 08/01/27	2,220	2,622,752
5.000%, 08/01/27	8,750	11,283,212
5.000%, 10/01/27	2,500	3,236,175
5.000%, 04/01/28	1,000	1,309,470
5.000%, 08/01/28	1,000	1,319,850
5.000%, 10/01/28	4,750	6,293,560
5.000%, 10/01/28	2,000	2,649,920
5.000%, 04/01/29	5,000	6,698,150
California State (GO) Series B
5.000%, 09/01/21	1,060	1,129,366
5.000%, 09/01/21	1,700	1,811,248
5.000%, 08/01/22	1,250	1,378,587
5.000%, 09/01/23	2,285	2,620,347
5.000%, 08/01/25	3,000	3,667,530
5.000%, 08/01/26	1,000	1,258,260
5.000%, 09/01/26	305	384,590
California State Department of Water Resources (RB) Series
5.000%, 12/01/22	3,210	3,597,094
5.000%, 12/01/23	900	1,046,313
¤ 5.000%, 12/01/24 (Pre-refunded @ $100, 6/1/24)	1,905	2,257,825
California State Department of Water Resources (RB) Series AM
5.000%, 12/01/22	4,105	4,600,022
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 6/1/23)	5,000	$5,550,050
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/22	1,485	1,664,076
5.000%, 12/01/24	1,000	1,204,330
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/28	4,000	5,375,960
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	15	16,783
California State Department of Water Resources Power Supply Revenue (RB) Series L
5.000%, 05/01/20	3,380	3,414,746
¤ 5.000%, 05/01/22 (Pre-refunded @ $100, 5/1/20)	610	616,314
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/21	3,640	3,831,719
5.000%, 05/01/22	7,410	8,108,837
California State Public Works Board (RB) (ETM) Series
5.000%, 09/01/20	1,000	1,024,920
California State Public Works Board (RB) (ETM) Series F
5.000%, 10/01/20	500	514,260
California State Public Works Board (RB) (ETM) Series H
5.000%, 09/01/21	1,740	1,858,981
California State University (RB) Series
5.000%, 11/01/29	1,500	2,057,670
California State University (RB) Series A
5.000%, 11/01/20	685	706,845
5.000%, 11/01/25	1,015	1,258,326
5.000%, 11/01/25	2,000	2,479,460
California State University (RB) (AGM) Series C
5.000%, 11/01/22	100	111,737

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Statewide Communities Dev. Authority (RB)
¤ 6.000%, 06/01/33 (Pre-refunded @ $100, 6/1/21)	1,295	$1,385,533
Capistrano Unified School District School Facilities Improvement District No. 1 (GO)
4.000%, 08/01/22	170	183,743
Carlsbad Unified School District (GO)
5.000%, 08/01/21	230	244,828
5.000%, 08/01/24	325	387,530
Central Marin Sanitation Agency (RB)
4.000%, 09/01/21	1,425	1,499,670
Cerritos Community College District (GO) Series
5.000%, 08/01/29	400	547,648
Chabot-Las Positas Community College District (GO)
5.000%, 08/01/22	900	996,363
4.000%, 08/01/23	1,970	2,196,373
Chaffey Community College District (GO) Series E
4.000%, 06/01/22	335	361,019
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	286,813
Chino Valley Unified School District (GO) Series A
4.000%, 08/01/21	200	209,930
Chula Vista Elementary School District (GO)
5.000%, 08/01/22	1,835	2,030,501
Chula Vista Municipal Financing Authority (RB) Series F
5.000%, 05/01/25	250	303,775
City & County of San Francisco (GO) Series
5.000%, 06/15/20	575	584,074
5.000%, 06/15/20	2,000	2,031,560
5.000%, 06/15/22	2,200	2,423,586
5.000%, 06/15/24	1,000	1,185,100
City & County of San Francisco (GO) Series A
5.000%, 06/15/20	1,715	1,742,063
City & County of San Francisco (GO) Series B
4.000%, 06/15/20	800	809,720
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City & County of San Francisco (GO) Series R1
5.000%, 06/15/20	500	$507,890
5.000%, 06/15/21	2,315	2,451,492
City of Grover Beach (GO)
5.000%, 09/01/23	360	414,760
City of Long Beach Harbor Revenue (RB) Series
5.000%, 05/15/28	500	662,230
5.000%, 05/15/29	375	508,328
City of Los Angeles (GO) Series A
5.000%, 09/01/20	445	456,089
City of Los Angeles (GO) Series B
5.000%, 09/01/24	1,000	1,194,920
City of Oakland (GO) Series A
5.000%, 01/15/25	500	604,440
City of Pacifica COP
5.000%, 01/01/24	250	291,198
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	1,000	1,099,240
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/21	865	928,949
5.000%, 11/01/22	1,335	1,490,140
5.000%, 11/01/23	1,475	1,707,873
5.000%, 11/01/24	1,250	1,499,137
5.000%, 11/01/25	1,000	1,241,010
City of San Francisco Public Utilities Commission Water Revenue (RB) Series
¤ 5.000%, 11/01/23 (Pre-refunded @ $100, 11/1/20)	1,000	1,031,740
¤ 5.500%, 11/01/30 (Pre-refunded @ $100, 11/1/20)	1,000	1,035,430
Coachella Valley Unified School District (GO) (BAM)
4.000%, 08/01/22	825	891,907
Colton Joint Unified School District (GO)
5.000%, 08/01/21	900	956,907
Conejo Valley Unified School District (GO) Series
5.000%, 08/01/21	500	532,235
Contra Costa Transportation Authority (RB) Series
¤ 5.000%, 03/01/23 (Pre-refunded @ $100, 3/1/20)	500	501,625

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/22	470	$511,783
5.000%, 03/01/24	1,250	1,466,287
Contra Costa Transportation Authority (RB) Series B
5.000%, 03/01/27	1,250	1,610,800
Contra Costa Water District (RB) Series Q
5.000%, 10/01/22	505	562,636
Corona-Norco Unified School District (GO) Series B
3.000%, 08/01/23	500	539,685
5.000%, 08/01/27	150	193,301
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	1,111,483
Cupertino Union School District (GO) Series B
4.000%, 08/01/21	400	419,860
Davis Joint Unified School District Community Facilities District (ST) (AGM)
3.000%, 08/15/22	1,000	1,054,210
Del Mar Union School District (GO) Series
4.000%, 08/01/28	240	300,636
Desert Sands Unified School District (GO)
5.000%, 08/01/21	3,000	3,193,410
Dublin Unified School District (GO)
5.000%, 08/01/22	875	968,222
5.000%, 08/01/23	1,665	1,912,452
East Bay Regional Park District (GO) Series A-
5.000%, 09/01/27	550	719,956
East Side Union High School District (GO)
4.000%, 08/01/21	600	628,962
East Side Union High School District (GO) Series A
3.000%, 08/01/21	575	594,240
El Rancho Unified School District (GO) (AGM)
4.000%, 08/01/21	1,285	1,348,800
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	237,584
Fallbrook Union Elementary School District (GO) Series A
5.000%, 08/01/20	200	204,264
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	$318,875
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	123,891
Fontana Unified School District (GO)
4.000%, 08/01/21	1,585	1,663,695
4.000%, 08/01/22	875	946,417
Fountain Valley Public Finance Authority (RB) Series
5.000%, 07/01/24	250	297,220
Franklin-Mckinley School District (GO)
4.000%, 08/01/23	325	362,109
Fremont Union High School District (GO) Series
5.000%, 08/01/25	795	981,507
Fresno Unified School District (GO) (AGM) Series A
4.500%, 08/01/20	480	489,058
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/24	2,615	2,993,809
Grossmont Healthcare District (GO) Series
5.000%, 07/15/23	100	114,675
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	648,940
Hacienda La Puente Unified School District (GO) (NATL)
5.000%, 08/01/23	225	258,188
Jurupa Unified School District (GO) (AGM)
5.000%, 08/01/20	725	740,566
Kern High School District (GO) Series A
3.000%, 08/01/20	3,885	3,929,755
3.000%, 08/01/26	895	1,015,923
Kern High School District (GO) Series E
2.000%, 08/01/20	2,435	2,451,120
3.000%, 08/01/21	465	481,196
Lakeside Union School District/San Diego County (GO)
5.000%, 08/01/23	695	798,291

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Lancaster Financing Authority (NATL) (ETM)
5.250%, 02/01/20	540	$540,000
Liberty Union High School District (GO)
5.000%, 08/01/20	380	388,102
4.000%, 08/01/21	500	524,825
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	325	398,830
Lompoc Unified School District (GO) (AGC)
5.250%, 08/01/20	540	552,172
Long Beach Community College District (GO) Series
5.000%, 08/01/28	140	185,581
Long Beach Unified School District (GO)
5.000%, 08/01/20	1,500	1,531,380
5.000%, 08/01/26	200	253,094
Los Altos Elementary School District (GO)
4.000%, 08/01/21	250	262,260
4.000%, 08/01/21	470	493,049
Los Angeles Community College District (GO) Series A
5.000%, 08/01/21	2,725	2,898,991
5.000%, 08/01/23	340	390,531
5.000%, 08/01/24	250	297,613
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	400	442,616
5.000%, 08/01/25	1,240	1,527,147
5.000%, 06/01/26	2,500	3,154,825
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	650	746,603
Los Angeles County Metropolitan Transportation Authority (RB) Series
5.000%, 07/01/27	3,565	4,632,468
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/20	830	844,591
5.000%, 07/01/20	300	305,274
5.000%, 07/01/21	520	551,580
5.000%, 07/01/22	870	959,619
5.000%, 07/01/25	1,590	1,952,822
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
5.000%, 07/01/25	3,435	4,218,833
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Metropolitan Transportation Authority (RB) Series B
5.000%, 06/01/20	500	$506,995
5.000%, 07/01/20	525	534,230
Los Angeles County Metropolitan Transportation Authority (RB) Series C
5.000%, 07/01/20	525	534,230
Los Angeles County Public Works Financing Authority (RB) Series
5.000%, 12/01/25	165	204,785
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	1,450	1,716,234
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/20	500	508,895
5.000%, 07/01/22	435	479,479
5.000%, 07/01/28	750	1,000,042
Los Angeles Department of Water & Power Power System Revenue (RB) Series
5.000%, 07/01/26	1,665	2,101,130
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/20	600	610,422
5.000%, 07/01/21	1,000	1,059,710
5.000%, 07/01/21	2,950	3,126,144
5.000%, 07/01/21	1,650	1,748,521
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	5,000	5,913,300
Los Angeles Unified School District (GO) Series A
3.000%, 07/01/20	790	797,292
5.000%, 07/01/20	150	152,606
2.000%, 07/01/22	1,515	1,558,284
5.000%, 07/01/22	1,115	1,226,478
5.000%, 07/01/24	720	850,140
5.000%, 07/01/26	2,270	2,850,076
5.000%, 07/01/27	1,500	1,930,485
5.000%, 07/01/28	1,000	1,320,100
Los Angeles Unified School District (GO) Series A-1
5.000%, 07/01/21	1,710	1,812,104
Los Angeles Unified School District (GO) Series A-2
5.000%, 07/01/21	2,600	2,755,246

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	500	$643,495
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	500	549,990
5.000%, 07/01/23	3,050	3,479,318
Los Rios Community College District (GO) Series B
5.000%, 08/01/23	510	585,414
Los Rios Community College District (GO) Series F
3.000%, 08/01/21	800	827,864
Lynwood Unified School District (GO) (AGM)
5.000%, 08/01/21	450	477,968
5.000%, 08/01/22	485	534,640
Manhattan Beach Unified School District (GO) Series C
3.500%, 09/01/21	1,185	1,237,827
Manhattan Beach Unified School District (GO) Series E
3.000%, 09/01/22	660	699,349
Montebello Unified School District (GO)
5.000%, 08/01/20	415	423,516
Moreland School District (GO) Series B
5.000%, 08/01/21	500	532,235
Moreno Valley Public Financing Authority (RB)
5.000%, 11/01/20	1,470	1,516,320
Morongo Unified School District (GO)
3.000%, 08/01/22	480	506,726
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	118,703
5.000%, 08/01/25	80	98,090
5.000%, 08/01/26	220	277,768
5.000%, 08/01/27	120	155,142
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	880,216
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	388,768
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	2,500	2,704,050
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	220	$262,667
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	1,944,920
Oak Park Unified School District (GO)
4.000%, 08/01/22	445	481,321
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/20	1,005	1,025,321
5.000%, 08/01/22	1,500	1,648,830
5.000%, 08/01/24	900	1,058,733
5.000%, 08/01/26	575	716,927
Oakland Unified School District/Alameda County (GO) Series
5.000%, 08/01/21	610	646,789
4.000%, 08/01/22	350	376,131
4.000%, 08/01/24	500	565,560
5.000%, 08/01/25	540	655,625
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/22	3,000	3,297,660
5.000%, 08/01/25	750	910,590
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	1,970,420
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/20	255	260,156
5.000%, 08/01/26	500	623,415
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	300	342,462
5.000%, 08/01/24	1,125	1,328,850
5.000%, 08/01/25	1,250	1,525,125
Orange County Sanitation District (RB) Series A
5.000%, 02/01/23	1,240	1,399,811
Oxnard Union High School District (GO)
4.000%, 08/01/21	320	335,888
4.000%, 08/01/22	500	541,195
Palomar Community College District (GO)
5.000%, 05/01/21	965	1,016,820
Palomar Community College District (GO) Series D
5.000%, 08/01/23	150	172,406

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Palos Verdes Peninsula Unified School District (GO) Series B
5.000%, 11/01/21	250	$268,800
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	953,528
Piedmont Unified School District (GO)
3.000%, 08/01/20	845	854,734
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,266,020
Plumas Unified School District (GO) (AGM)
5.250%, 08/01/21	800	853,304
Rancho Santiago Community College District (GO) (AGM)
5.250%, 09/01/20	500	513,175
Redlands Financing Authority (RB) Series
5.000%, 09/01/22	1,290	1,433,022
Redlands Unified School District (GO)
5.000%, 07/01/26	300	380,511
5.000%, 07/01/27	500	651,805
Redwood City School District (GO)
5.000%, 08/01/27	50	65,021
5.000%, 08/01/28	85	113,081
Reed Union School District (GO)
4.000%, 08/01/27	460	567,502
Regents of the University of California Medical Center Pooled Revenue (RB) Series
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	500	568,730
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.250%, 05/15/29 (Pre-refunded @ $100, 5/15/23)	670	766,339
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	1,100	1,314,698
Sacramento Municipal Utility District (RB) Series D
5.000%, 08/15/22	525	581,238
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/23	8,035	$9,224,019
5.000%, 08/15/26	1,000	1,264,580
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/22	1,000	1,107,120
Saddleback Valley Unified School District (GO)
5.000%, 08/01/22	465	514,788
SAN DIEGO CA UNIF SCH DIST SDGSCD 07/29 FIXED 5 (GO) Series C-
5.000%, 07/01/29	895	1,215,508
San Diego Community College District (GO)
5.000%, 08/01/24	1,300	1,548,859
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	5,000	5,740,350
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,107,903
San Diego County Water Authority Financing Corp. (RB)
5.000%, 05/01/21	310	326,607
San Diego Public Facilities Financing Authority (RB)
5.000%, 05/15/25	1,020	1,246,287
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	700	767,991
5.000%, 05/15/23	2,070	2,357,833
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A
4.000%, 05/15/20	3,000	3,028,020
¤ 5.250%, 05/15/24 (Pre-refunded @ $100, 5/15/20)	1,975	2,000,122
San Diego Public Facilities Financing Authority Water Revenue (RB) Series A
¤ 5.000%, 08/01/23 (Pre-refunded @ $100, 8/1/20)	2,690	2,746,678
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/21	4,270	4,557,969
5.500%, 07/01/25	2,550	3,196,374

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) (AGM) Series E-2
5.500%, 07/01/27	3,000	$4,000,800
San Diego Unified School District (GO) (NATL) Series D-1
5.500%, 07/01/24	190	229,364
5.500%, 07/01/25	445	557,260
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/20	435	442,647
5.000%, 07/01/21	1,705	1,808,050
5.000%, 07/01/22	1,000	1,102,250
5.000%, 07/01/23	300	343,209
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	110	138,813
San Diego Unified School District/CA (GO) Series R-4
5.000%, 07/01/24	1,000	1,185,530
San Dieguito Union High School District (GO) Series A-2
5.000%, 08/01/23	490	563,373
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	375	451,144
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series C
¤ 5.000%, 05/01/21 (Pre-refunded @ $100, 5/1/20)	540	545,524
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series D
¤ 5.000%, 05/01/23 (Pre-refunded @ $100, 5/3/21)	875	921,296
San Francisco Community College District (GO)
5.000%, 06/15/20	2,100	2,133,138
5.000%, 06/15/22	2,070	2,280,374
5.000%, 06/15/23	3,775	4,314,410
5.000%, 06/15/24	1,365	1,616,378
San Francisco Community College District (GO) Series D
5.000%, 06/15/20	600	609,468
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	2,000	$2,092,960
San Francisco Municipal Transportation Agency (RB) Series
5.000%, 03/01/20	860	862,795
San Francisco Unified School District (GO)
5.000%, 06/15/20	725	736,354
5.000%, 06/15/21	230	243,464
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	1,595	2,019,414
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,580	1,628,838
San Joaquin County Transportation Authority (RB) Series A
¤ 6.000%, 03/01/36 (Pre-refunded @ $100, 3/1/21)	335	353,830
San Jose Evergreen Community College District (GO)
5.000%, 09/01/21	1,750	1,869,087
San Jose Evergreen Community College District (GO) Series A
4.000%, 09/01/23	100	111,874
San Juan Unified School District (GO)
3.000%, 08/01/22	1,480	1,565,810
5.000%, 08/01/22	800	885,864
3.000%, 08/01/24	610	672,305
3.000%, 08/01/25	1,475	1,656,189
3.000%, 08/01/26	3,135	3,552,206
San Juan Water District (RB)
5.000%, 02/01/26	500	626,840
San Lorenzo Unified School District (GO)
5.000%, 08/01/21	265	282,085
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	589,055
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	400	536,720
San Ramon Valley Unified School District (GO)
4.000%, 08/01/21	1,600	1,679,440

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	$431,687
Santa Clara Unified School District (GO)
5.000%, 07/01/24	1,000	1,186,960
Santa County Clara (GO) Series C
5.000%, 08/01/26	900	1,145,448
5.000%, 08/01/27	3,405	4,448,020
Santa Cruz City High School District (GO)
4.000%, 08/01/22	715	771,506
Santa Monica Community College District (GO) Series A
5.000%, 08/01/22	225	249,208
5.000%, 08/01/22	400	443,036
5.000%, 08/01/26	105	133,483
Simi Valley Unified School District (GO)
5.000%, 08/01/23	260	298,836
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	615,785
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/26	5,500	6,932,805
Standard Elementary School District (GO) Series A
4.000%, 08/01/24	240	271,807
Stockton Unified School District (GO) (AGM)
5.000%, 07/01/20	150	152,606
Sunnyvale Elementary School District (GO)
5.000%, 09/01/25	600	743,922
Sylvan Union School District (GO) Series
5.000%, 08/01/26	405	513,686
Tahoe Forest Hospital District (GO)
4.000%, 08/01/20	295	299,682
Torrance Unified School District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/23)	445	510,891
Tustin Unified School District (GO) Series B
¤ 5.250%, 08/01/31 (Pre-refunded @ $100, 8/1/21)	415	443,419
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series AF
5.000%, 05/15/22	3,000	$3,294,240
¤ 5.000%, 05/15/26 (Pre-refunded @ $100, 5/15/23)	400	454,284
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)	305	334,326
Upland Unified School District (GO) Series A
5.000%, 08/01/21	500	532,235
Upper Santa Clara Valley Joint Powers Authority (RB) (ETM) Series A
4.000%, 08/01/21	1,125	1,180,339
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	118,214
West Contra Costa Unified School District (GO) (AGM)
5.000%, 08/01/20	100	102,132
West Contra Costa Unified School District (GO)
5.000%, 08/01/21	430	457,722
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	1,302,470
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	639,782
5.000%, 08/01/26	545	690,466
5.000%, 08/01/27	575	746,764
West Contra Costa Unified School District (GO) Series B
6.000%, 08/01/20	1,475	1,513,674
West Covina Unified School District (GO) (AGM)
5.000%, 08/01/21	385	409,821
West Valley-Mission Community College District (GO)
5.000%, 08/01/22	1,015	1,123,676
West Valley-Mission Community College District (GO) Series
5.000%, 08/01/29	135	184,391

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Westside Union School District (GO) Series A
3.000%, 08/01/21	300	$310,449
4.000%, 08/01/23	700	780,437
Windsor Unified School District (GO)
4.000%, 08/01/26	105	126,170
Wright Elementary School District (GO) Series A
3.000%, 08/01/20	165	166,777
Yuba Community College District (GO) Series B
4.000%, 08/01/21	355	372,626
TOTAL MUNICIPAL BONDS Cost ($506,769,730)		525,271,266

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (4.0%)
BlackRock Liquidity Funds California Money Fund Portfolio	21,816,599	$21,816,599
TOTAL INVESTMENTS — (100.0%)
(Cost $528,509,523)^^		$547,087,865

Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$525,271,266	—	$525,271,266
Temporary Cash Investments	$21,816,599	—	—	21,816,599
TOTAL	$21,816,599	$525,271,266	—	$547,087,865

DFA NY Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.4%)
NEW YORK — (99.4%)
Albany County (GO)
5.000%, 04/01/20	500	$503,350
5.000%, 06/01/21	370	390,690
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 08/15/23	290	303,726
Babylon Union Free School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/20	290	291,282
Bedford Central School District (GO)
3.000%, 07/01/22	500	526,185
Bridgehampton Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/23	600	642,162
Bronxville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/21	700	747,397
Chappaqua Central School District (GO) (ST AID WITHHLDG)
5.000%, 01/15/22	475	513,855
City of Ithaca (GO) Series A
3.000%, 02/15/21	225	230,398
City of New York (GO) Series
5.000%, 08/01/22	310	341,648
City of New York (GO) Series A
5.000%, 08/01/20	450	459,189
5.000%, 08/01/23	1,200	1,370,292
5.000%, 08/01/24	620	732,344
5.000%, 08/01/25	220	268,290
City of New York (GO) Series A-1
4.000%, 08/01/20	100	101,552
City of New York (GO) Series B
5.000%, 08/01/20	375	382,658
5.000%, 08/01/21	1,000	1,061,690
City of New York (GO) Series C
5.000%, 08/01/20	200	204,084
5.000%, 08/01/20	100	102,042
5.000%, 08/01/20	100	102,042
5.000%, 08/01/21	300	318,507
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series E
5.000%, 08/01/20	1,000	$1,020,420
5.000%, 08/01/20	2,700	2,755,134
5.000%, 08/01/20	2,365	2,413,293
5.000%, 08/01/21	625	663,556
5.000%, 08/01/23	1,000	1,141,910
City of New York (GO) Series F
5.000%, 08/01/21	300	318,507
City of New York (GO) Series F-1
5.000%, 06/01/21	300	316,446
City of New York (GO) Series I-
5.000%, 03/01/22	265	287,583
City of New York (GO) Series J7
5.000%, 08/01/20	1,000	1,020,420
City of New York (GO) Series E
5.000%, 08/01/21	350	371,592
City of New York NY Series B
5.000%, 08/01/21	875	928,979
City of New York NY Series J
5.000%, 08/01/20	1,120	1,142,870
City of Rochester (GO) Series
5.000%, 02/01/20	200	200,000
4.000%, 02/15/21	1,080	1,114,268
City of Rochester (GO) Series I
4.000%, 10/15/21	675	710,161
City of Rochester (GO) Series II
3.000%, 08/06/20	2,000	2,019,920
Dutchess County (GO)
4.000%, 10/01/20	275	281,023
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	500	551,615
Eden Central School District (GO) (ST AID WITHHLDG)
5.000%, 06/01/20	660	668,950
Edgemont Union Free School District at Greenburgh (GO) (ST AID WITHHLDG)
4.000%, 08/15/20	525	533,930
Grand Island Central School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/21	500	538,155

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Hauppauge Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/15/22	235	$259,050
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
3.000%, 08/15/22	200	210,584
3.000%, 08/15/23	360	386,276
Herricks Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/21	150	156,539
Hilton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	450	457,555
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	661,014
Island Trees Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 05/15/20	1,170	1,183,794
Kenmore-Tonawanda Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/01/20	730	739,899
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/20	510	513,616
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 09/01/23	195	204,202
Long Beach City School District (GO) (ST AID WITHHLDG)
3.000%, 05/01/20	160	160,854
Longwood Central School District Suffolk County (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	1,195	1,217,191
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	145	156,013
Metropolitan Transportation Authority (RB) Series A
5.000%, 11/15/21	855	915,354
Metropolitan Transportation Authority (RB) Series D
¤ 5.250%, 11/15/40 (Pre-refunded @ $100, 11/15/20)	1,000	1,035,270
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Metropolitan Transportation Authority (RB) Series G
¤ 5.250%, 11/15/24 (Pre-refunded @ $100, 11/15/20)	1,500	$1,552,905
Middle Country Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/15/21	500	509,260
Middle Country Central School District At Centereach (GO) (ST AID WITHHLDG)
3.000%, 01/15/23	725	771,516
Middletown City School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/20	500	502,155
5.000%, 09/15/24	130	153,860
Mount Pleasant Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/20	1,550	1,556,913
Nassau County Interim Finance Authority (RB) Series A
5.000%, 11/15/21	505	543,168
New Hartford Central School District (GO) (AGM ST AID WITHHLDG)
2.125%, 06/15/21	250	254,450
New Rochelle City School District (GO) (ST AID WITHHLDG)
4.000%, 06/01/20	300	303,147
New York State (GO) Series
5.000%, 03/15/22	160	174,488
5.000%, 03/01/23	2,000	2,262,880
New York State (GO) Series A
5.000%, 02/15/21	750	783,532
New York State (GO) Series C
5.000%, 04/15/22	600	656,448
New York State Dormitory Authority (RB) Series
5.000%, 12/15/21	150	161,427
5.000%, 03/15/22	1,475	1,603,030
5.000%, 03/15/23	650	732,634
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/20	2,880	2,883,629
5.000%, 03/15/20	1,175	1,180,499
5.000%, 03/15/20	350	351,638
5.000%, 07/01/20	395	401,976
5.000%, 12/15/20	265	274,397
5.000%, 03/15/21	225	235,276
5.000%, 03/15/21	475	496,693
5.000%, 02/15/22	235	254,456

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
5.000%, 10/01/22	475	$528,143
4.000%, 12/15/22	100	108,796
5.000%, 12/15/22	500	558,090
5.000%, 03/15/23	325	366,317
¤ 5.500%, 07/01/25 (Pre-refunded @ $100, 7/1/20)	900	916,974
¤ 5.000%, 02/15/30 (Pre-refunded @ $100, 2/15/23)	1,135	1,278,543
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/20	2,690	2,693,389
5.000%, 03/15/20	1,000	1,004,680
5.000%, 03/15/21	310	324,158
5.000%, 02/15/22	1,000	1,082,790
5.000%, 02/15/24	455	529,725
New York State Dormitory Authority (RB) Series B-
5.000%, 02/15/25	550	661,952
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/20	300	301,404
5.000%, 03/15/21	1,970	2,059,970
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/24	300	349,269
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/20	1,160	1,165,429
5.000%, 02/15/21	900	938,052
5.000%, 03/15/21	1,000	1,045,670
New York State Dormitory Authority (RB) (ETM) Series A
4.000%, 03/15/20	400	401,468
New York State Urban Development Corp. (RB) (NATL)
5.500%, 03/15/20	750	753,937
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/20	560	562,621
5.000%, 03/15/20	1,550	1,557,254
5.000%, 03/15/21	300	313,701
5.000%, 03/15/22	760	825,634
5.000%, 03/15/25	1,200	1,448,124
New York State Urban Development Corp. (RB) Series A-
5.000%, 03/15/21	800	836,536
New York State Urban Development Corp. (RB) Series A-1
5.000%, 03/15/21	360	376,441
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Niagara County (GO)
2.000%, 12/01/21	250	$255,195
Niskayuna Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/20	555	561,782
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/22	285	294,149
2.000%, 12/15/23	550	574,497
North Tonawanda City School District (GO) (ST AID WITHHLDG)
4.000%, 09/15/21	650	683,176
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
2.500%, 07/01/23	520	545,984
Oneida County (GO)
5.000%, 04/01/20	225	226,526
Onondaga County (GO)
5.000%, 04/15/20	275	277,285
5.000%, 05/01/20	440	444,479
4.000%, 06/15/20	150	151,757
4.000%, 05/01/22	590	631,459
5.000%, 06/01/22	700	767,081
Orange County (GO)
3.000%, 08/15/20	665	673,226
3.000%, 08/15/21	830	859,523
Orange County (GO) Series
5.000%, 03/15/21	325	340,626
Pittsford Central School District (GO) (ST AID WITHHLDG)
4.000%, 10/01/21	1,225	1,290,268
Port Authority of New York & New Jersey (RB) Series 189
5.000%, 05/01/23	305	346,178
Port Washington Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 08/01/21	135	139,620
Red Hook Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/20	150	151,734
Riverhead Central School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/22	120	125,527
2.000%, 10/15/22	280	288,403

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Sachem Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/20	850	$874,879
Saranac Lake Central School District (GO) (ST AID WITHHLDG)
3.000%, 06/15/20	1,070	1,078,485
Schenectady County (GO)
5.000%, 12/15/20	800	829,856
5.000%, 06/15/25	140	171,777
Schenectady County (GO) Series B
3.000%, 12/15/21	470	490,337
Sewanhaka Central High School District of Elmont (GO) (ST AID WITHHLDG)
3.000%, 07/15/23	590	632,067
Spencerport Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	500	507,780
State of New York (GO) Series C
5.000%, 04/15/20	500	504,285
Suffern Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/21	215	230,265
Syosset Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/20	1,210	1,222,886
Taconic Hills Central School District at Craryville (GO) (ST AID WITHHLDG)
5.000%, 06/15/20	100	101,529
4.000%, 06/15/22	250	268,818
Town of Babylon (GO)
5.000%, 10/01/20	400	411,380
3.000%, 07/01/25	375	419,771
Town of Babylon (GO) Series
2.000%, 06/01/20	150	150,651
Town of Bedford (GO) Series A
3.000%, 03/15/21	455	466,794
3.000%, 03/15/25	330	367,373
Town of Brookhaven (GO)
5.000%, 04/15/20	200	201,706
Town of Brookhaven (GO) Series
3.000%, 03/15/22	650	680,355
Town of Brookhaven (GO) Series A
5.000%, 09/15/20	1,040	1,067,602
5.000%, 09/15/21	1,000	1,069,550
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Town of Brookhaven (GO) Series B
4.000%, 12/15/23	500	$561,235
Town of Cheektowaga (GO)
5.000%, 07/15/23	265	302,914
Town of Clarence (GO)
2.000%, 08/01/20	320	322,102
2.000%, 08/01/21	250	254,965
2.250%, 08/01/24	210	223,150
Town of Hempstead (GO)
5.000%, 04/15/20	250	252,143
Town of Hempstead (GO) Series B
5.000%, 09/15/20	1,030	1,057,460
5.000%, 09/15/21	2,250	2,401,222
Town of Huntington (GO)
2.000%, 12/01/23	220	229,871
Town of Huntington (GO) Series B
5.000%, 11/01/20	2,280	2,353,074
Town of Islip (GO) Series
5.000%, 05/15/20	885	895,735
Town of Islip (GO) Series A
5.000%, 05/01/20	150	151,568
Town of LaGrange (GO)
4.000%, 03/01/20	220	220,550
Town of North Hempstead (GO) Series A
5.000%, 03/15/21	1,075	1,124,955
3.000%, 04/01/24	425	464,317
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/20	405	418,171
5.000%, 01/01/22	190	205,044
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/20	670	691,788
5.000%, 11/15/22	190	211,831
5.000%, 11/15/22	295	328,896
Triborough Bridge & Tunnel Authority Series B
4.000%, 11/15/20	940	963,274
Tuckahoe Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/15/21	230	244,180
Ulster County (GO)
2.000%, 11/15/22	240	247,085
Village of Croton-On-Hudson (GO) Series A
3.000%, 04/01/21	300	307,521
Village of Farmingdale (GO)
3.000%, 07/15/21	215	222,235
Village of Mamaroneck (GO)
5.000%, 08/15/22	1,090	1,205,300

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
2.000%, 11/15/22	250	$257,100
Washingtonville Central School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/20	750	761,467
Westchester County (GO) Series
5.000%, 07/01/20	435	442,539
5.000%, 11/15/20	500	516,540
5.000%, 12/01/20	500	517,480
5.000%, 11/15/22	525	586,399
5.000%, 12/01/22	1,000	1,118,790
Yorktown Central School District (GO) (ST AID WITHHLDG)
2.000%, 07/01/21	400	406,876
TOTAL MUNICIPAL BONDS Cost ($118,842,671)		120,283,168

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds New York Money Fund Portfolio	725,263	$725,263
TOTAL INVESTMENTS — (100.0%)
(Cost $119,567,934)^^		$121,008,431

Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$120,283,168	—	$120,283,168
Temporary Cash Investments	$725,263	—	—	725,263
TOTAL	$725,263	$120,283,168	—	$121,008,431

Dimensional Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.4%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	768,012	$9,469,580
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	609,810	6,287,141
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	50,881	1,260,320
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	49,241	1,258,115
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	28,873	663,795
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	16,552	338,485
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	24,983	332,523
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $18,232,582)		$19,609,959

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund, 1.518% (Cost $118,463)	118,463	118,463
TOTAL INVESTMENTS — (100.0%) (Cost $18,351,045)^^		$19,728,422
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$19,609,959	—	—	$19,609,959
Temporary Cash Investments	118,463	—	—	118,463
TOTAL	$19,728,422	—	—	$19,728,422

Dimensional 2045 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	900,384	$22,302,510
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	869,280	22,210,091
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	514,179	11,820,985
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	294,179	6,015,951
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	444,626	5,917,978
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	300,823	2,987,177
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	275,316	2,987,176
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $62,057,375)^^		$74,241,868
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$74,241,868	—	—	$74,241,868
TOTAL	$74,241,868	—	—	$74,241,868

Dimensional 2050 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	698,570	$17,303,585
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	675,234	17,252,239
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	396,797	9,122,351
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	227,998	4,662,562
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	343,594	4,573,239
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	142,878	1,418,777
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	130,763	1,418,777
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $45,410,828)^^		$55,751,530
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$55,751,530	—	—	$55,751,530
TOTAL	$55,751,530	—	—	$55,751,530

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2020, the Fund consisted of one hundred and five operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2005 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio,

International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio and DFA Oregon Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available

(including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2020, the DFA Commodity Strategy Portfolio held $283,235,776 in the Subsidiary, representing 20.48% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2020, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$405,881
U.S. Large Cap Value Portfolio	18,954,751
U.S. Targeted Value Portfolio	9,965,212
U.S. Small Cap Value Portfolio	12,084,514
U.S. Core Equity 1 Portfolio	17,701,809
U.S. Core Equity 2 Portfolio	18,606,894
U.S. Vector Equity Portfolio	3,133,898
U.S. Small Cap Portfolio	14,287,958
U.S. Micro Cap Portfolio	4,926,037
DFA Real Estate Securities Portfolio	7,158,931
Large Cap International Portfolio	4,517,536
International Core Equity Portfolio	28,669,076
International Small Company Portfolio	11,914,168
Global Small Company Portfolio	41,430
Japanese Small Company Portfolio	499,335
Asia Pacific Small Company Portfolio	339,996
United Kingdom Small Company Portfolio	23,352
Continental Small Company Portfolio	621,018
DFA International Real Estate Securities Portfolio	6,421,669
DFA Global Real Estate Securities Portfolio	7,885,149
DFA International Small Cap Value Portfolio	13,279,234
International Vector Equity Portfolio	2,495,149
World ex U.S. Value Portfolio	280,688
World ex U.S. Targeted Value Portfolio	562,152
World ex U.S. Core Equity Portfolio	3,649,418
Selectively Hedged Global Equity Portfolio	293,856
Emerging Markets Portfolio	4,062,162
Emerging Markets Small Cap Portfolio	6,350,220

Federal Tax Cost
Emerging Markets Value Portfolio	$16,156,510
Emerging Markets Core Equity Portfolio	25,589,831
U.S. Large Cap Equity Portfolio	1,090,378
DFA Commodity Strategy Portfolio	2,300,574
DFA One-Year Fixed Income Portfolio	7,620,783
DFA Two-Year Global Fixed Income Portfolio	5,769,937
DFA Selectively Hedged Global Fixed Income Portfolio	1,293,512
DFA Short-Term Government Portfolio	2,180,002
DFA Five-Year Global Fixed Income Portfolio	15,222,770
DFA World ex U.S. Government Fixed Income Portfolio	1,486,077
DFA Intermediate Government Fixed Income Portfolio	5,406,989
DFA Short-Term Extended Quality Portfolio	6,702,569
DFA Intermediate-Term Extended Quality Portfolio	2,010,743
DFA Targeted Credit Portfolio	805,518
DFA Investment Grade Portfolio	10,645,807
DFA Inflation-Protected Securities Portfolio	4,696,198
DFA Short-Term Municipal Bond Portfolio	2,579,715
DFA Intermediate-Term Municipal Bond Portfolio	2,046,961
DFA California Short-Term Municipal Bond Portfolio	1,215,954
DFA California Intermediate-Term Municipal Bond Portfolio	528,510
DFA NY Municipal Bond Portfolio	119,568
Dimensional Retirement Income Fund	18,475
Dimensional 2045 Target Date Retirement Income Fund	62,620
Dimensional 2050 Target Date Retirement Income Fund	45,905
Dimensional 2055 Target Date Retirement Income Fund	27,820
Dimensional 2060 Target Date Retirement Income Fund	20,690
Dimensional 2065 Target Date Retirement Income Fund	43
Dimensional 2005 Target Date Retirement Income Fund	5,963
Dimensional 2010 Target Date Retirement Income Fund	15,270
Dimensional 2015 Target Date Retirement Income Fund	41,805
Dimensional 2020 Target Date Retirement Income Fund	99,178
Dimensional 2025 Target Date Retirement Income Fund	139,209
Dimensional 2030 Target Date Retirement Income Fund	126,554
Dimensional 2035 Target Date Retirement Income Fund	98,983
Dimensional 2040 Target Date Retirement Income Fund	81,307
DFA Short-Duration Real Return Portfolio	1,485,177
DFA Municipal Real Return Portfolio	873,499
DFA Municipal Bond Portfolio	514,843
World Core Equity Portfolio	776,832
DFA LTIP Portfolio	195,074
U.S. Social Core Equity 2 Portfolio	920,921
U.S. Sustainability Core 1 Portfolio	1,720,156
International Sustainability Core 1 Portfolio	1,412,482
International Social Core Equity Portfolio	1,191,553
Global Social Core Equity Portfolio	62,902
Emerging Markets Social Core Equity Portfolio	1,276,533
Tax-Managed U.S. Marketwide Value Portfolio	2,895,584
Tax-Managed U.S. Equity Portfolio	1,945,209

Federal Tax Cost
Tax-Managed U.S. Targeted Value Portfolio	$3,303,677
Tax-Managed U.S. Small Cap Portfolio	1,999,689
T.A. U.S. Core Equity 2 Portfolio	6,082,189
Tax-Managed DFA International Value Portfolio	3,603,076
T.A. World ex U.S. Core Equity Portfolio	3,476,699
VA U.S. Targeted Value Portfolio	353,011
VA U.S. Large Value Portfolio	463,175
VA International Value Portfolio	360,383
VA International Small Portfolio	262,878
VA Short-Term Fixed Portfolio	326,365
VA Global Bond Portfolio	420,705
VIT Inflation-Protected Securities Portfolio	121,591
DFA VA Global Moderate Allocation Portfolio	119,530
U.S. Large Cap Growth Portfolio	1,871,213
U.S. Small Cap Growth Portfolio	685,469
International Large Cap Growth Portfolio	449,698
International Small Cap Growth Portfolio	201,617
DFA Social Fixed Income Portfolio	330,445
DFA Diversified Fixed Income Portfolio	1,132,332
U.S. High Relative Profitability Portfolio	1,663,043
International High Relative Profitability Portfolio	704,445
VA Equity Allocation Portfolio	71,486
DFA MN Municipal Bond Portfolio	76,413
DFA California Municipal Real Return Portfolio	147,088
DFA Global Core Plus Fixed Income Portfolio	1,787,603
Emerging Markets Sustainability Core 1 Portfolio	326,121
Emerging Markets Targeted Value Portfolio	122,963
DFA Global Sustainability Fixed Income Portfolio	366,120
DFA Oregon Municipal Bond Portfolio	29,628
RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”) and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims were preempted by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. The Second Circuit’s review is pending.
On January 6, 2017, the Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is pending.
Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys’ fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.

SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.